UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, NC 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Item 1. Reports to Stockholders.

Semiannual Report

April 30, 2017

TIAA-CREF Funds

Equity Funds

The semiannual report contains the financial statements (unaudited).

Enhanced Large-Cap Growth Index

Enhanced Large-Cap Value Index

Growth & Income

Large-Cap Growth

Large-Cap Value

Mid-Cap Growth

Mid-Cap Value

Small-Cap Equity

Small/Mid-Cap Equity

Social Choice Equity

Social Choice Low Carbon Equity

Emerging Markets Equity

Enhanced International Equity Index

Global Natural Resources

International Equity

International Opportunities

International Small-Cap Equity

Social Choice International Equity

BUILT TO PERFORM.
CREATED TO SERVE.

Understanding your report from TIAA-CREF Funds

For the purposes of this report, “TIAA-CREF Funds” refers to the TIAA-CREF Equity Funds listed on the cover of this report.

This semiannual report contains information about the holdings and investment performance of the TIAA-CREF Funds as of April 30, 2017. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of April 30, 2017.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	3

Brad Finkle

Letter to investors

Global stocks had the wind at their backs for most of the six-month period ended April 30, 2017. U.S. stocks rallied strongly in anticipation of the pro-growth policies of a newly elected president but weakened late in the period as several of the new administration’s initiatives stalled. International stocks posted solid gains as economic growth resumed in several developed markets. Emerging-markets equities also advanced, based largely on a resumption of growth in China. For the six months:

•	The Russell 3000® Index, which measures the performance of the broad U.S. stock market, gained 13.8%. (Please see page 8 for benchmark definitions.)
•	The MSCI EAFE Index, which tracks stock returns in 21 developed-market nations outside North America, rose 11.5%, and the MSCI Emerging Markets Index, a measure of stock performance in 23 emerging-markets countries, advanced 8.9%.
•	Institutional Class returns for the 17 TIAA-CREF Equity Funds that had six months of performance generated positive results, and eleven of those 17 funds outperformed their respective benchmarks.
•	This report includes the six-month performance of the TIAA-CREF Small/Mid-Cap Equity Fund, launched on August 5, 2016, which outperformed its benchmark.
•	The TIAA-CREF International Small-Cap Equity Fund commenced operations on December 9, 2016. This new fund invests primarily in small-capitalization equity securities issued by companies outside the United States.

Stocks advance after the election while Federal Reserve raises rates

The pace of U.S. economic growth slowed during the reporting period, but unemployment continued to decline and ended the period at 4.4%, matching its lowest rate in nearly a decade. Consumer confidence remained strong for the period, though it declined in April. However, consumer spending stalled in the early months of 2017, which affected U.S. economic growth. The price of oil rose slightly, and inflation remained low.

The U.S. presidential election in November sparked an enthusiastic response from equity investors, who anticipated new policies to stimulate economic growth. During the period, the Federal Reserve raised the federal funds target rate in December 2016 and again in March 2017, leaving this key short-term rate at a range of 0.75%–1.00% at period-end. The price of oil remained fairly steady. Though U.S. stocks rose sharply after the election and into the new calendar year, investor enthusiasm was tempered over the final two months of the period by concerns about equity valuations, as well as issues surrounding the administration’s stalled health care legislation in Congress.

For the six months, the Russell 3000 Index, a broad measure of the U.S. stock market, gained 13.8%. Small-cap equities outperformed large caps, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

Global stocks advance as economic growth continues

International stocks advanced for the six months, but they trailed domestic equities as investors saw growth opportunities in the post-election U.S. economy. Signs of economic growth elsewhere around the world boosted developed international and emerging stock markets, particularly at the beginning of 2017. Annualized economic growth in Europe outpaced U.S. gross domestic product for the first quarter of 2017,

4	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

while growth in China remained moderate during the same three-month period. The U.S. dollar strengthened against most major currencies for the six months.

In March, the European Central Bank (ECB) left its benchmark interest rate unchanged and reaffirmed its plans to continue stimulating European economies through the end of 2017. Economic growth and a commitment to monetary stimulus in Europe helped international developed equity markets to advance 11.5%, as measured by the MSCI EAFE Index. The MSCI Emerging Markets Index, which lost ground in late 2016, recovered in the opening months of 2017 and gained 8.9% for the six-month period.

Equity funds post solid gains

Of the 17 TIAA-CREF Equity Funds that had six months of performance, all generated positive returns for the reporting period, with eleven of the 17 funds outpacing their respective benchmarks. The funds’ returns ranged from 5.7% for the Global Natural Resources Fund to 18.9% for the Small-Cap Equity Fund. (All fund returns are for the Institutional Class.)

Small-capitalization stocks outperformed their larger peers during the period, which, along with favorable security selection, helped the Small-Cap Equity Fund to gain 18.9%. Similarly, the newly launched Small/Mid-Cap Equity Fund took advantage of this momentum and posted a solid 17.3% return. Both of these funds outperformed their benchmarks.

Enhanced Large-Cap Growth Index Fund was the next-best performer, topping its benchmark with a 15.5% return for the six months. Its value counterpart, Enhanced Large-Cap Value Index Fund, posted a solid 11.1% return but underperformed its benchmark. Large-Cap Growth Fund and Large-Cap Value Fund followed a similar pattern, posting returns of 13.4% and 12.2%, respectively, but the former underperformed while the latter outperformed relative to their respective benchmarks. The Growth & Income Fund returned 13.6%, outpacing its benchmark due to opportune stock selection.

In the mid-capitalization space, Mid-Cap Growth Fund returned 13.8%, beating its benchmark, while Mid-Cap Value Fund’s 11.8% return trailed its benchmark.

Social Choice Low-Carbon Equity Fund and Social Choice Equity Fund posted returns of 13.9% and 13.3%, respectively, with the former slightly outperforming its benchmark and the latter lagging modestly. Social Choice International Equity Fund outpaced its benchmark with a return of 12.0% for the six-month period.

Emerging Markets Equity Fund outpaced its benchmark by a wide margin, posting a return of 14.6% that was driven largely by opportune stock selection. Returns for the three broad international equity funds were solid in absolute terms, but mixed relative to their respective benchmarks. International Equity Fund (up 13.1%), International Opportunities Fund (up 13.1%) both outperformed, while Enhanced International Equity Index Fund (up 11.3%) slightly lagged.

Commodity prices rose during the period, albeit with some volatility, which helped propel the Global Natural Resources Fund higher by 5.7%—but this return lagged that of its benchmark by a significant margin.

A detailed overview of the financial markets during the six-month period appears on page 6, and a discussion of how each fund performed in relation to its benchmark begins on page 10.

Plotting a future course

While economic recovery in the United States has proceeded slowly over the past several years, economic data now appears to indicate expectations for further growth. However, this potential growth is accompanied by expectations for higher inflation and interest rates. At the same time, a rise in uncertainty stemming from the unknown consequences of domestic political dysfunction and growing geopolitical tensions are potentially troubling stimuli for the capital markets.

Faced with these challenges, a broadly diversified portfolio of equity securities—professionally managed within a mutual fund—may help navigate the inevitable ups and downs of the financial markets over time. (Of course, diversification does not guarantee against market loss.)

For additional assistance with your investment strategy, or if you have any questions about your portfolio, please reach out to your financial advisor, or call a TIAA financial consultant at 800-842-2252. We welcome the opportunity to be of service.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds and TIAA Investments

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	5

Market monitor

Global stock markets post strong gains

For the six months ended April 30, 2017, many stock markets around the world generated double-digit gains amid economic optimism in the United States and signs of growth in Europe. The Russell 3000®Index, a broad-based measure of U.S. stock market performance, advanced 13.8% during the period. Internationally, developed markets posted strong returns, and emerging markets also recorded solid gains.

U.S. economy sends mixed signals

Real gross domestic product (GDP), which measures the value of all goods and services produced in the nation, grew at an annualized rate of 2.1% in the fourth quarter of 2016—below the annualized growth rate of 3.5% recorded for the previous quarter. GDP growth slowed again to 1.2% in the first quarter of 2017, according to the government’s second estimate.

U.S. labor markets grew stronger during the period. Unemployment fell from 4.6% at the start of the period to 4.4% in April, matching its lowest level in nearly a decade. Housing strength continued, with existing home sales reaching a ten-year high in March. Consumer confidence remained at strong levels despite a decline in April. Inflation remained stable during the period with annual core inflation—which includes all items except food and energy—increasing 1.9% for the twelve months ended April 30, 2017. The price of a barrel of West Texas Intermediate crude oil (WTI) rose modestly from nearly $47 to $49 by the end of the period. The U.S. dollar strengthened against most major currencies during the six months.

Small-cap stocks outperform large caps; growth tops value Performance for the six months ended April 30, 2017

Source: Small-cap growth: Russell 2000® Growth Index; Small-cap value: Russell 2000 Value Index; Mid-cap growth: Russell Midcap® Growth Index; Mid-cap value: Russell Midcap Value Index; Large-cap growth: Russell 1000® Growth Index; Large-cap value: Russell 1000 Value Index. As of April 30, 2017.

Investors favor growth-oriented and small-cap stocks

In the U.S. equity market, small- and large-cap stocks rose 18.4% and 13.5%, respectively, during the six-month period. Among large-cap stocks, growth shares gained 15.2% and value equities advanced 11.7%. Mid-cap growth stocks climbed 13.6% while mid-cap value shares gained 12.4%. (Returns by investment style and capitalization style are based on Russell indexes.)

Internationally, developed markets paced consistent gains around the world. The MSCI EAFE Index, which tracks stock performance in 21 developed-market countries outside North America, gained 11.5% during the period. The MSCI Emerging Markets Index advanced 8.9%.

A new President is elected; Federal Reserve raises rates

Early in the period, U.S. stocks advanced following the U.S. presidential election as investors anticipated new federal policies to stimulate economic growth. In December 2016, the Federal Reserve increased the federal funds target rate, a key short-term interest-rate measure, to 0.50%–0.75%. Three months later, central bankers raised the target rate again, to 0.75%–1.00%, and signaled that further increases could occur as they slowly pulled back from nine years of aggressive monetary policy.

In late February, oil prices reached a high of nearly $55 per barrel, reflecting an agreement among the Organization of the Petroleum Exporting Countries to limit output during the first half of 2017. At period-end, the price of WTI had receded to $49 per barrel as the U.S. and others nations expanded production.

In March, the European Central Bank left its benchmark interest rate unchanged and reaffirmed plans to purchase assets through the end of 2017 to stimulate the economy. The GDP of the 19-country eurozone expanded at an annualized rate of 1.7% during the first quarter of 2017.

In the final months of the period, investor enthusiasm in the United States was tempered by concerns about equity valuations, as well as by issues surrounding the administration’s stalled health care legislation in Congress. Equities continued to climb in major foreign markets, however, posting strong quarterly results.

6	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	7

About the funds’ benchmarks

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI All Country World ex USA Index measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries, excluding the United States.

The MSCI EAFE Index measures the performance of the leading stocks in 21 developed market countries outside North America—in Europe, Australasia, and the Far East.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 23 emerging market countries in Europe, Asia, Africa, Latin America and the Middle East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000® Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Mid-cap indexes

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher relative forecasted growth rates and price/book ratios.

The Russell Midcap® Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Value Index measures the performance of those stocks of the Russell Midcap Index with lower relative forecasted growth rates and price/book ratios.

Small/mid-cap index

The Russell 2500® Index is a subset of the Russell 3000 Index and measures the smallest 2,500 companies, covering small- and mid-cap market capitalizations, in the Russell 3000 Index.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

Specialty equity index

The MSCI All Country World Commodity Producers Sector Capped Index measures the performance of the stocks of commodity producers in 46 developed and emerging market nations throughout the world. The index is composed of three sectors—energy, metals and agriculture. The weight of each sector is fixed at one-third of the index.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000, Russell 3000 and Russell Midcap are trademarks and service marks of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

8	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2016–April 30, 2017).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	9

Enhanced Large-Cap Growth Index Fund

Portfolio composition

Sector	% of net assets as of 4/30/2017
Information technology	33.6
Consumer discretionary	20.3
Health care	13.5
Industrials	11.5
Financials	7.4
Consumer staples	7.1
Materials	3.6
Real estate	1.5
Telecommunication services	0.8
Energy	0.1
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Holdings by company size
Market	% of equity investments
capitalization	as of 4/30/2017
More than $50 billion	55.1
More than $15 billion–$50 billion	24.7
More than $2 billion–$15 billion	20.1
$2 billion or less	0.1
Total	100.0

Performance for the six months ended April 30, 2017

The Enhanced Large-Cap Growth Index Fund returned 15.47% for the Institutional Class, compared with the 15.23% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2017, the fund returned 19.66% versus 19.50% for the index. The table below shows returns for all share classes of the fund.

Stocks advance after the election while Federal Reserve raises rates

The pace of U.S. economic growth slowed during the reporting period, but unemployment continued to decline and ended the period at 4.4%, matching its lowest rate in nearly a decade. Consumer confidence remained strong for the period, though it declined in April. However, consumer spending stalled in the early months of 2017, which affected U.S. economic growth. The price of oil rose slightly, and inflation remained low.

The U.S. presidential election in November sparked an enthusiastic response from equity investors, who anticipated new policies to stimulate economic growth. During the period, the Federal Reserve raised the federal funds target rate in December 2016 and again in March 2017, leaving this key short-term rate at a range of 0.75%–1.00% at period-end. The price per barrel of West Texas Intermediate crude oil began the period at $47, rose to a February peak of nearly $55, and ended the period at $49. Though U.S. stocks rose sharply after the election and into the new calendar year, investor enthusiasm was tempered over the final two months of the period by concerns about equity valuations, as well as issues surrounding the administration’s stalled health care legislation in Congress.

Performance as of April 30, 2017

Enhanced Large-Cap					Average annual				Annual operating
Growth Index Fund			Total return		total return				expenses*
	Ticker	Inception date	6 months	1 year	5 years		Since inception		gross	net
Institutional Class	TLIIX	11/30/07	15.47%	19.66%	12.89%		8.51%		0.34%	0.34%
Advisor Class	TECGX	12/4/15	15.46	19.76	12.89	†	8.51	†	0.43	0.43
Russell 1000 Growth Index		—	15.23	19.50	13.87		8.79	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

10	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 13.83%. Small-cap equities outperformed large caps, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the five years ended April 30, 2017, the Russell 1000 Growth Index had an average annual gain of 13.87%, slightly higher than the 13.32% and 13.57% average annual returns of the Russell 1000 Value Index and the Russell 3000 Index, respectively.

Largest sectors drive the benchmark higher

Ten out of the eleven industry sectors in the Russell 1000 Growth Index posted gains for the six months. Consumer discretionary, information technology and health care—the benchmark’s most heavily weighted sectors for the period—generated especially strong returns, climbing 18.0%, 17.1% and 16.2%, respectively. Together, these three sectors represented more than two-thirds of the benchmark’s total market capitalization at period-end. The financials sector had a relatively low weighting in the index but was the best-performing component, gaining 18.1% in response to rising interest rates and the prospect of less government regulation. In contrast, energy returned –4.2% as investors tempered their outlook for oil prices.

Each of the five largest stocks in the index achieved double-digit gains, led by Apple, whose share price soared amid record iPhone sales. Amazon.com and Microsoft modestly outperformed the benchmark, while Facebook and Alphabet, the parent holding company of Google, modestly lagged.

Stock selections aid the fund’s relative performance

The fund’s enhanced indexing strategy uses quantitative (mathematical) modeling techniques to construct a portfolio that resembles the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

During the period, stock selections using the enhanced indexing methodology generally helped the fund outperform its benchmark. The top two contributors were overweight investments in United Rentals, an equipment rental company that benefited from expectations of rising U.S. infrastructure spending, and Lam Research, a semiconductor equipment manufacturer that capitalized on favorable industry conditions. Overweight positions in hospitality company Wyndham Worldwide and Citizens Financial Group were the next-largest contributors to relative results.

These positive effects were partly mitigated by several unsuccessful stock choices. The largest detractors were the fund’s lack of exposure to electric car maker Tesla, which reported strong sales growth, and an overweight holding in industrial supply company W.W. Grainger, which experienced weak demand.

Expense example

Six months ended April 30, 2017

Enhanced Large-Cap Growth Index Fund	Beginning account value (11/1/16)	Ending account value (4/30/17)	Expenses paid during period* (11/1/16– 4/30/17)
Actual return
Institutional Class	$1,000.00	$1,154.71	$1.82
Advisor Class	1,000.00	1,154.58	2.14
5% annual hypothetical return
Institutional Class	1,000.00	1,023.11	1.71
Advisor Class	1,000.00	1,022.81	2.01

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.34% for the Institutional Class and 0.40% for the Advisor Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 4/30/2017
Net assets	$2.36 billion
Number of holdings	289
Portfolio turnover rate†	32%
Weighted median market capitalization	$78.43 billion
Price/earnings ratio (weighted 12-month trailing average)‡	22.0

†	The portfolio turnover rate covers the six-month period from November 1, 2016–April 30, 2017 and is not annualized.
‡	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	11

Enhanced Large-Cap Value Index Fund

Portfolio composition

Sector	% of net assets as of 4/30/2017
Financials	29.6
Information technology	11.6
Energy	10.9
Industrials	10.9
Health care	8.5
Consumer staples	6.7
Utilities	5.1
Consumer discretionary	4.7
Materials	4.5
Real estate	3.5
Telecommunication services	2.9
Short-term investments, other assets & liabilities, net	1.1
Total	100.0

Holdings by company size
Market	% of equity investments
capitalization	as of 4/30/2017
More than $50 billion	49.7
More than $15 billion–$50 billion	25.5
More than $2 billion–$15 billion	24.6
$2 billion or less	0.2
Total	100.0

Performance for the six months ended April 30, 2017

The Enhanced Large-Cap Value Index Fund returned 11.12% for the Institutional Class, compared with the 11.69% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2017, the fund returned 15.69% versus 16.55% for the index. The table below shows returns for all share classes of the fund.

Stocks advance after the election while Federal Reserve raises rates

The pace of U.S. economic growth slowed during the reporting period, but unemployment continued to decline and ended the period at 4.4%, matching its lowest rate in nearly a decade. Consumer confidence remained strong for the period, though it declined in April. However, consumer spending stalled in the early months of 2017, which affected U.S. economic growth. The price of oil rose slightly, and inflation remained low.

The U.S. presidential election in November sparked an enthusiastic response from equity investors, who anticipated new policies to stimulate economic growth. During the period, the Federal Reserve raised the federal funds target rate in December 2016 and again in March 2017, leaving this key short-term rate at a range of 0.75%–1.00% at period-end. The price per barrel of West Texas Intermediate crude oil began the period at $47, rose to a February peak of nearly $55, and ended the period at $49. Though U.S. stocks rose sharply after the election and into the new calendar year, investor enthusiasm was tempered over the final two months of the period by concerns about equity

Performance as of April 30, 2017

Enhanced Large-Cap Value Index Fund			Total return		Average annual total return				Annual operating expenses*
	Ticker	Inception date	6 months	1 year	5 years		Since inception		gross	net
Institutional Class	TEVIX	11/30/07	11.12%	15.69%	12.05%		5.67%		0.34%	0.34%
Advisor Class	TELCX	12/4/15	11.10	15.80	12.05	†	5.67	†	0.43	0.43
Russell 1000 Value Index		—	11.69	16.55	13.32		6.34	‡	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

12	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

valuations, as well as issues surrounding the administration’s stalled health care legislation in Congress.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 13.83%. Small-cap equities outperformed large caps, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the five years ended April 30, 2017, the Russell 1000 Value Index had an average annual gain of 13.32%, slightly lower than the 13.87% and 13.57% average annual returns of the Russell 1000 Growth Index and the Russell 3000 Index, respectively.

Financials lead the benchmark’s broad gains

All eleven industry sectors of the Russell 1000 Value Index generated positive returns for the six months. Financials—the benchmark’s largest sector—performed best, surging 20.5% on expectations that rising interest rates and easier government regulations would boost financial companies’ profitability. The economically sensitive industrials, materials and information technology sectors also delivered strong gains, climbing 17.7%, 15.8% and 14.4%, respectively. In aggregate, these four sectors made up nearly one-half of the benchmark’s total market capitalization at period-end. Energy, the index’s second-largest sector, returned 0.5% and was the worst performer, hampered by worries that rising U.S. oil production would restrain oil prices.

Three of the index’s five largest stocks outperformed the return of the index. JPMorgan Chase led the way, followed by Wells Fargo and Berkshire Hathaway. Johnson & Johnson trailed the benchmark, despite generating a solid increase. Exxon Mobil, the index’s largest stock, fell slightly.

Stock choices dampen the fund’s relative results

The fund’s enhanced indexing strategy uses quantitative (mathematical) modeling techniques to construct a portfolio that resembles the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

During the period, stock selections using the enhanced indexing methodology had both positive and negative effects on the fund’s relative performance, but the net result was to lower the fund’s return relative to that of its benchmark. The largest detractors were overweight positions in AmTrust Financial Services, which announced financial reporting issues, and semiconductor supplier QUALCOMM, which faced challenges to its patent-licensing practices. Overweight investments in Target and International Game Technology detracted as well.

The largest contributors to relative performance were overweight holdings in United Rentals, an equipment rental company positioned to benefit from the new administration’s infrastructure investment plans, and Lam Research, a semiconductor equipment maker that experienced strong demand. Overweight positions in Bank of America and chemical producer Huntsman were also helpful.

Expense example

Six months ended April 30, 2017

Enhanced Large-Cap Value Index Fund	Beginning account value (11/1/16)	Ending account value (4/30/17)	Expenses paid during period* (11/1/16– 4/30/17)
Actual return
Institutional Class	$1,000.00	$1,111.18	$1.78
Advisor Class	1,000.00	1,111.05	1.88
5% annual hypothetical return
Institutional Class	1,000.00	1,023.11	1.71
Advisor Class	1,000.00	1,023.01	1.81

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.34% for the Institutional Class and 0.36% for the Advisor Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 4/30/2017
Net assets	$2.24 billion
Number of holdings	366
Portfolio turnover rate†	36%
Weighted median market capitalization	$56.83 billion
Price/earnings ratio (weighted 12-month trailing average)‡	20.3

†	The portfolio turnover rate covers the six-month period from November 1, 2016–April 30, 2017 and is not annualized.
‡	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	13

Growth & Income Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2017
Information technology	24.3
Health care	14.4
Consumer discretionary	14.3
Financials	12.6
Industrials	10.7
Consumer staples	9.2
Energy	6.5
Materials	3.4
Telecommunication services	2.0
Utilities	1.5
Real estate	0.7
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Holdings by company size
Market	% of equity investments
capitalization	as of 4/30/2017
More than $50 billion	55.8
More than $15 billion–$50 billion	24.3
More than $2 billion–$15 billion	18.0
$2 billion or less	1.9
Total	100.0

Performance for the six months ended April 30, 2017

The Growth & Income Fund returned 13.61% for the Institutional Class, compared with the 13.32% return of its benchmark, the S&P 500® Index. For the one-year period ended April 30, 2017, the fund returned 18.41% versus 17.92% for the index. The table below shows returns for all share classes of the fund.

Stocks advance after the election while Fed raises rates

The pace of U.S. economic growth slowed during the reporting period, but unemployment continued to decline and ended the period at 4.4%, matching its lowest rate in nearly a decade. Consumer confidence remained strong for the period, though it declined in April. However, consumer spending stalled in the early months of 2017, which affected U.S. economic growth. The price of oil rose slightly, and inflation remained low.

The U.S. presidential election in November sparked an enthusiastic response from equity investors, who anticipated new policies to stimulate economic growth. During the period, the Federal Reserve raised the federal funds target rate in December 2016 and again in March 2017, leaving this key short-term rate at a range of 0.75%–1.00% at period-end. The price per barrel of West Texas Intermediate crude oil began the period at $47, rose to a February peak of nearly $55, and ended the period at $49. Though U.S. stocks rose sharply after the election and into the new calendar year, investor enthusiasm was tempered over the final two months of the period by concerns about equity valuations, as well as issues surrounding the administration’s stalled health care legislation in Congress.

Performance as of April 30, 2017

Growth & Income Fund			Total return		Average annual total return				Annual operation expenses*

		Inception
	Ticker	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TIGRX	7/1/99	13.61%	18.41%	13.27%		8.49%		0.42%	0.42%
Advisor Class	TGIHX	12/4/15	13.57	18.44	13.27	†	8.48	†	0.50	0.50
Premier Class	TRPGX	9/30/09	13.51	18.22	13.11		8.37	†	0.57	0.57
Retirement Class	TRGIX	10/1/02	13.42	18.09	12.99		8.21		0.67	0.67
Retail Class	TIIRX	3/31/06	13.38	18.00	12.91		8.19		0.72	0.72
S&P 500 Index		—	13.32	17.92	13.68		7.15		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

14	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

For the six months, the large-cap stocks in the S&P 500 Index underperformed those in the Russell 3000® Index, a broad measure of the U.S. stock market, which gained 13.83%. A substantial portion of the Russell 3000 Index consists of small-cap equities, which outperformed large caps for the period.

For the ten years ended April 30, 2017, the S&P 500 Index produced an average annual gain of 7.15%, trailing the 7.23% average annual return of the Russell 3000 Index.

Financials lead the benchmark higher

All eleven industry sectors in the S&P 500 Index posted positive results for the six months. Financials—the second-largest sector in the benchmark—advanced 20.4%, benefiting from rising interest rates. The index’s largest sector, information technology, gained 16.9%, amid strong sales and profit growth. Industrials and consumer discretionary also outperformed as both rose 16.4%. Collectively, these four sectors made up nearly three-fifths of the index’s total market capitalization as of April 30, 2017. Materials, one of the smaller sectors, had the fifth-highest return at 14.8%, while the energy sector produced only minimal gains of 0.1%.

Among the benchmark’s five largest holdings by weight at period-end, the top performers were Apple, Amazon.com, Microsoft and Facebook. Exxon Mobil, the benchmark’s fifth-largest stock, had a negative single-digit return.

Stock selection helps fund outperform the benchmark

The fund outperformed its benchmark largely due to overweight positions in several strong-performing stocks, including two out-of-index picks. An overweight in specialty pharmaceutical company Ipsen SA, which was not in the benchmark, was the fund’s top contributor for the period. Next was an overweight position in Bank of America, whose shares benefited from rising interest rates. Robust returns from an out-of-benchmark position in global pharmaceutical firm H. Lundbeck also contributed positively to the fund’s relative performance.

Positions in three declining stocks slightly offset these positive factors. Chief among these was a position in toy maker Mattel, which reported disappointing earnings for the first quarter of 2017. Out-of-benchmark positions in oil and gas exploration firm Continental Resources and retailer J.C. Penney also dampened relative results.

Expense example

Six months ended April 30, 2017

Growth & Income Fund	Beginning account value (11/1/16)	Ending account value (4/30/17)	Expenses paid during period* (11/1/16– 4/30/17)
Actual return
Institutional Class	$1,000.00	$1,136.06	$2.17
Advisor Class	1,000.00	1,135.74	2.38
Premier Class	1,000.00	1,135.10	2.96
Retirement Class	1,000.00	1,134.17	3.49
Retail Class	1,000.00	1,133.77	3.76
5% annual hypothetical return
Institutional Class	1,000.00	1,022.76	2.06
Advisor Class	1,000.00	1,022.56	2.26
Premier Class	1,000.00	1,022.02	2.81
Retirement Class	1,000.00	1,021.52	3.31
Retail Class	1,000.00	1,021.27	3.56

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.41% for the Institutional Class, 0.45% for the Advisor Class, 0.56% for the Premier Class, 0.66% for the Retirement Class and 0.71% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 4/30/2017
Net assets	$6.20 billion
Number of holdings	196
Portfolio turnover rate†	44%
Weighted median market capitalization	$61.63 billion
Price/earnings ratio (weighted 12-month trailing average)‡	29.8

†	The portfolio turnover rate covers the six-month period from November 1, 2016–April 30, 2017 and is not annualized.
‡	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	15

Large-Cap Growth Fund

Portfolio composition

Sector	% of net assets as of 4/30/2017
Information technology	42.4
Consumer discretionary	21.6
Health care	13.8
Industrials	6.9
Financials	4.1
Consumer staples	4.0
Materials	3.0
Energy	1.7
Telecommunication services	1.0
Short-term investments, other assets & liabilities, net	1.5
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2017
More than $50 billion	67.1
More than $15 billion–$50 billion	26.8
More than $2 billion–$15 billion	6.1
Total	100.0

Performance for the six months ended April 30, 2017

The Large-Cap Growth Fund returned 13.40% for the Institutional Class, compared with the 15.23% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2017, the fund returned 17.83% versus 19.50% for the index. The table below shows returns for all share classes of the fund.

Stocks advance after the election while Federal Reserve raises rates

The pace of U.S. economic growth slowed during the reporting period, but unemployment continued to decline and ended the period at 4.4%, matching its lowest rate in nearly a decade. Consumer confidence remained strong for the period, though it declined in April. However, consumer spending stalled in the early months of 2017, which affected U.S. economic growth. The price of oil rose slightly, and inflation remained low.

The U.S. presidential election in November sparked an enthusiastic response from equity investors, who anticipated new policies to stimulate economic growth. During the period, the Federal Reserve raised the federal funds target rate in December 2016 and again in March 2017, leaving this key short-term rate at a range of 0.75%–1.00% at period-end. The price per barrel of West Texas Intermediate crude oil began the period at $47, rose to a February peak of nearly $55, and ended the period at $49. Though U.S. stocks rose sharply after the election and into the new calendar year, investor enthusiasm was tempered over the final two months of the period by concerns about equity valuations, as well as issues surrounding the administration’s stalled health care legislation in Congress.

Performance as of April 30, 2017

Large-Cap Growth Fund			Total return		Average annual total return				Annual operating expenses*
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TILGX	3/31/06	13.40%	17.83%	14.18%		8.97%		0.43%	0.43%
Advisor Class	TILHX	12/4/15	13.37	17.87	14.17	†	8.97	†	0.52	0.52
Premier Class	TILPX	9/30/09	13.33	17.68	14.03		8.85	†	0.58	0.58
Retirement Class	TILRX	3/31/06	13.23	17.45	13.87		8.69		0.68	0.68
Retail Class	TIRTX	3/31/06	13.22	17.42	13.77		8.65		0.76	0.76
Russell 1000 Growth Index		—	15.23	19.50	13.87		8.88		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

16	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 13.83%. Small-cap equities outperformed large caps, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2017, the Russell 1000 Growth Index had an average annual gain of 8.88%, outperforming the 5.53% and 7.23% average annual returns of the Russell 1000 Value Index and the Russell 3000 Index, respectively.

Largest sectors drive the benchmark higher

Ten out of the eleven industry sectors in the Russell 1000 Growth Index posted gains for the six months. Consumer discretionary, information technology and health care—the benchmark’s most heavily weighted sectors for the period—generated especially strong returns, climbing 18.0%, 17.1% and 16.2%, respectively. Together, these three sectors represented more than two-thirds of the benchmark’s total market capitalization at period-end. The financials sector had a relatively low weighting in the index but was the best-performing component, gaining 18.1% in response to rising interest rates and the prospect of less government regulation. In contrast, energy returned –4.2% as investors tempered their outlook for oil prices.

Each of the five largest stocks in the index achieved double-digit gains, led by Apple, whose share price soared amid record iPhone sales. Amazon.com and Microsoft modestly outperformed the benchmark, while Facebook and Alphabet, the parent holding company of Google, modestly lagged.

Stock choices trim the fund’s relative return

Despite its strong absolute gain for the six months, the fund underperformed its benchmark, largely because of several unfavorable stock selections. Chief among these were an underweight position in Apple and an overweight position in Nielsen, a media-ratings company that is confronting shifts in media consumption habits. Other detractors included overweight holdings in Alexion Pharmaceuticals, which experienced a management shakeup, and Monster Beverage, which was impacted by changing consumer tastes and increased competition.

Helping to offset these factors were fund positions that contributed positively to relative performance. These included a nonbenchmark investment in semiconductor maker Advanced Micro Devices, whose shares surged on optimism about new products, and a lack of exposure to biotechnology firm Gilead Sciences, which reported sharp sales declines in two key drugs. Overweight positions in software company Adobe Systems and semiconductor supplier Broadcom also added value.

Expense example

Six months ended April 30, 2017

Large-Cap Growth Fund	Beginning account value (11/1/16)	Ending account value (4/30/17)	Expenses paid during period* (11/1/16– 4/30/17)
Actual return
Institutional Class	$1,000.00	$1,133.98	$2.28
Advisor Class	1,000.00	1,133.66	2.70
Premier Class	1,000.00	1,133.26	3.07
Retirement Class	1,000.00	1,132.29	4.02
Retail Class	1,000.00	1,132.16	4.02
5% annual hypothetical return
Institutional Class	1,000.00	1,022.66	2.16
Advisor Class	1,000.00	1,022.27	2.56
Premier Class	1,000.00	1,021.92	2.91
Retirement Class	1,000.00	1,021.03	3.81
Retail Class	1,000.00	1,021.03	3.81

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.43% for the Institutional Class, 0.51% for the Advisor Class, 0.58% for the Premier Class, 0.76% for the Retirement Class and 0.76% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 4/30/2017
Net assets	$4.22 billion
Number of holdings	85
Portfolio turnover rate†	53%
Weighted median market capitalization	$81.59 billion
Price/earnings ratio (weighted 12-month trailing average)‡	34.8

†	The portfolio turnover rate covers the six-month period from November 1, 2016–April 30, 2017 and is not annualized.
‡	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	17

Large-Cap Value Fund

Portfolio composition

Sector	% of net assets as of 4/30/2017
Financials	23.8
Energy	12.9
Information technology	11.7
Health care	10.9
Industrials	9.8
Consumer staples	8.8
Materials	6.6
Consumer discretionary	6.5
Telecommunication services	3.8
Utilities	3.4
Real estate	0.8
Short-term investments, other assets & liabilities, net	1.0
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2017
More than $50 billion	48.0
More than $15 billion–$50 billion	19.9
More than $2 billion–$15 billion	26.8
$2 billion or less	5.3
Total	100.0

Performance for the six months ended April 30, 2017

The Large-Cap Value Fund returned 12.17% for the Institutional Class, compared with the 11.69% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2017, the fund returned 18.40% versus 16.55% for the index. The table below shows returns for all share classes of the fund.

Stocks advance after the election while Federal Reserve raises rates

The pace of U.S. economic growth slowed during the reporting period, but unemployment continued to decline and ended the period at 4.4%, matching its lowest rate in nearly a decade. Consumer confidence remained strong for the period, though it declined in April. However, consumer spending stalled in the early months of 2017, which affected U.S. economic growth. The price of oil rose slightly, and inflation remained low.

The U.S. presidential election in November sparked an enthusiastic response from equity investors, who anticipated new policies to stimulate economic growth. During the period, the Federal Reserve raised the federal funds target rate in December 2016 and again in March 2017, leaving this key short-term rate at a range of 0.75%–1.00% at period-end. The price per barrel of West Texas Intermediate crude oil began the period at $47, rose to a February peak of nearly $55, and ended the period at $49. Though U.S. stocks rose sharply after the election and into the new calendar year, investor enthusiasm was tempered over the final two months of the period by concerns about equity valuations, as well as issues surrounding the administration’s stalled health care legislation in Congress.

Performance as of April 30, 2017

Large-Cap Value Fund			Total return		Average annual total return				Annual operating expenses*
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TRLIX	10/1/02	12.17%	18.40%	12.61%		5.38%		0.41%	0.41%
Advisor Class	TRLHX	12/4/15	12.10	18.47	12.59	†	5.37	†	0.52	0.52
Premier Class	TRCPX	9/30/09	12.04	18.20	12.44		5.26	†	0.56	0.56
Retirement Class	TRLCX	10/1/02	12.03	18.13	12.33		5.12		0.66	0.66
Retail Class	TCLCX	10/1/02	11.91	18.00	12.23		5.09		0.73	0.73
Russell 1000 Value Index		—	11.69	16.55	13.32		5.53		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

18	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 13.83%. Small-cap equities outperformed large caps, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2017, the Russell 1000 Value Index had an average annual gain of 5.53%, lagging the 8.88% and 7.23% average annual returns of the Russell 1000 Growth Index and the Russell 3000 Index, respectively.

Financials lead the benchmark higher

All eleven industry sectors of the Russell 1000 Value Index generated positive returns for the six months. Financials—the benchmark’s largest sector—performed best, surging 20.5% on expectations that rising interest rates and easier government regulations would boost financial companies’ profitability. The economically sensitive industrials, materials and information technology sectors also delivered strong gains, climbing 17.7%, 15.8% and 14.4%, respectively. In aggregate, these four sectors made up nearly one-half of the benchmark’s total market capitalization on April 30, 2017. Energy, the index’s second-largest sector, returned 0.5% and was the worst performer, hampered by worries that rising U.S. oil production would restrain oil prices.

Three of the index’s five largest stocks outperformed the return of the index. JPMorgan Chase led the way, followed by Wells Fargo and Berkshire Hathaway. Johnson & Johnson trailed the benchmark, despite generating a solid increase. Exxon Mobil, the index’s largest stock, fell slightly.

Stock selections lift the fund above its benchmark

The fund outperformed the index primarily on the strength of successful stock choices. The largest contributors to relative performance were out-of-benchmark holdings in semiconductor maker Advanced Micro Devices and building products company Louisiana-Pacific. Shares of Advanced Micro Devices jumped on optimism about a suite of new products the company is introducing. Louisiana-Pacific benefited from strength in the U.S. construction market and rising lumber prices. The next-largest contributors were an overweight position in Bank of America and an underweight in Exxon Mobil.

These positive effects were partly countered by stock selections that did not perform as anticipated, including an overweight investment in J.C. Penney and nonbenchmark holdings in Cenovus Energy and Mattel. J.C. Penney was impacted by the trend away from “brick-and-mortar” retailers and toward online shopping. Cenovus Energy announced an acquisition that was not well received, while Mattel was hurt by weak holiday sales.

Expense example

Six months ended April 30, 2017

Large-Cap Value Fund	Beginning account value (11/1/16)	Ending account value (4/30/17)	Expenses paid during period* (11/1/16– 4/30/17)
Actual return
Institutional Class	$1,000.00	$1,121.73	$2.05
Advisor Class	1,000.00	1,121.01	2.16
Premier Class	1,000.00	1,120.38	2.84
Retirement Class	1,000.00	1,120.27	3.36
Retail Class	1,000.00	1,119.09	3.73
5% annual hypothetical return
Institutional Class	1,000.00	1,022.86	1.96
Advisor Class	1,000.00	1,022.76	2.06
Premier Class	1,000.00	1,022.12	2.71
Retirement Class	1,000.00	1,021.62	3.21
Retail Class	1,000.00	1,021.27	3.56

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.39% for the Institutional Class, 0.41% for the Advisor Class, 0.54% for the Premier Class, 0.64% for the Retirement Class and 0.71% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 4/30/2017
Net assets	$6.53 billion
Number of holdings	180
Portfolio turnover rate†	24%
Weighted median market capitalization	$40.11 billion
Price/earnings ratio (weighted 12-month trailing average)‡	29.1

†	The portfolio turnover rate covers the six-month period from November 1, 2016–April 30, 2017 and is not annualized.
‡	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	19

Mid-Cap Growth Fund

Portfolio composition

Sector	% of net assets as of 4/30/2017
Information technology	27.0
Consumer discretionary	19.9
Health care	15.9
Industrials	15.0
Financials	5.6
Materials	5.5
Consumer staples	4.2
Real estate	3.2
Energy	2.4
Short-term investments, other assets & liabilities, net	1.3
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2017
More than $50 billion	2.0
More then $15 billion–$50 billion	41.1
More than $2 billion–$15 billion	53.2
$2 billion or less	3.7
Total	100.0

Performance for the six months ended April 30, 2017

The Mid-Cap Growth Fund returned 13.78% for the Institutional Class, compared with the 13.59% return of its benchmark, the Russell Midcap® Growth Index. For the one-year period ended April 30, 2017, the fund returned 16.09% versus 15.83% for the index. The table below shows returns for all share classes of the fund.

Stocks advance after the election while Federal Reserve raises rates

The pace of U.S. economic growth slowed during the reporting period, but unemployment continued to decline and ended the period at 4.4%, matching its lowest rate in nearly a decade. Consumer confidence remained strong for the period, though it declined in April. However, consumer spending stalled in the early months of 2017, which affected U.S. economic growth. The price of oil rose slightly, and inflation remained low.

The U.S. presidential election in November sparked an enthusiastic response from equity investors, who anticipated new policies to stimulate economic growth. During the period, the Federal Reserve raised the federal funds target rate in December 2016 and again in March 2017, leaving this key short-term rate at a range of 0.75%–1.00% at period-end. The price per barrel of West Texas Intermediate crude oil began the period at $47, rose to a February peak of nearly $55, and ended the period at $49. Though U.S. stocks rose sharply after the election and into the new calendar year, investor enthusiasm was tempered over the final two months of the period by concerns about equity valuations, as well as issues surrounding the administration’s stalled health care legislation in Congress.

Performance as of April 30, 2017

Mid-Cap Growth Fund			Total return		Average annual total return				Annual operating expenses*
		Inception
	Ticker	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TRPWX	10/1/02	13.78%	16.09%	10.41%		7.43%		0.47%	0.47%
Advisor Class	TCMHX	12/4/15	13.77	16.14	10.40	†	7.43	†	0.56	0.56
Premier Class	TRGPX	9/30/09	13.64	15.90	10.23		7.31	†	0.62	0.62
Retirement Class	TRGMX	10/1/02	13.66	15.78	10.13		7.17		0.72	0.72
Retail Class	TCMGX	10/1/02	13.61	15.67	10.05		7.14		0.78	0.78
Russell Midcap Growth Index		—	13.59	15.83	12.28		7.83		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

20	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 13.83%. Small-cap equities outperformed large caps, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2017, mid-cap growth stocks outperformed both the broader market and mid-cap value stocks. The Russell Midcap Growth Index posted an average annual return of 7.83%, while the Russell 3000 and Russell Midcap Value indexes had average annual returns of 7.23% and 7.16%, respectively.

Broad gains propel the benchmark higher

All of the industry sectors represented in the Russell Midcap Growth Index generated positive returns for the period, with six scoring double-digit gains. Health care delivered the strongest increase, rising 22.4%, while information technology and industrials climbed 15.9% and 14.1%, respectively. Consumer discretionary, the largest sector in the index, gained 8.9%. Together, these four sectors accounted for more than two-thirds of the benchmark’s total market capitalization on April 30, 2017. Consumer staples and energy were the weakest benchmark sectors, returning 2.8% and 0.5%, respectively.

The five largest holdings in the benchmark strongly outperformed its overall return during the period. These stocks were information technology companies NVIDIA, Equinix and Electronic Arts, as well as health care companies Intuitive Surgical and Illumina.

Stock choices boost the fund above its benchmark

The fund modestly outperformed the index on the strength of favorable stock selections. The top contributors to relative performance were an overweight position in Harman International Industries, an auto parts supplier that was acquired by Samsung Electronics; an overweight holding in Incyte, a biophar-maceutical research company; and a nonbenchmark investment in Mobileye, a developer of driver-assistance systems that was acquired by technology giant Intel. Out-of-index positions in Melco Crown Entertainment, a Hong Kong-based developer and casino operator, and chemical manufacturer Olin were also helpful.

These positive effects were partly offset by results from other stock selections. The biggest detractor for the six-month period was an overweight investment in Mattel, which reported weak holiday sales. The next-largest detractors were overweight holdings FleetCor Technologies, a provider of fuel cards and workforce payment products and TransDigm, a manufacturer of aerospace components.

Expense example

Six months ended April 30, 2017

Mid-Cap Growth Fund	Beginning account value (11/1/16)	Ending account value (4/30/17)	Expenses paid during period* (11/1/16– 4/30/17)
Actual return
Institutional Class	$1,000.00	$1,137.81	$2.49
Advisor Class	1,000.00	1,137.68	2.60
Premier Class	1,000.00	1,136.39	3.28
Retirement Class	1,000.00	1,136.59	3.81
Retail Class	1,000.00	1,136.08	4.18
5% annual hypothetical return
Institutional Class	1,000.00	1,022.46	2.36
Advisor Class	1,000.00	1,022.36	2.46
Premier Class	1,000.00	1,021.72	3.11
Retirement Class	1,000.00	1,021.22	3.61
Retail Class	1,000.00	1,020.88	3.96

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.47% for the Institutional Class, 0.49% for the Advisor Class, 0.62% for the Premier Class, 0.72% for the Retirement Class and 0.79% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 4/30/2017
Net assets	$1.51 billion
Number of holdings	158
Portfolio turnover rate†	21%
Weighted median market capitalization	$13.23 billion
Price/earnings ratio (weighted 12-month trailing average)‡	36.5

†	The portfolio turnover rate covers the six-month period from November 1, 2016–April 30, 2017 and is not annualized.
‡	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	21

Mid-Cap Value Fund

Portfolio composition

Sector	% of net assets as of 4/30/2017
Financials	19.7
Industrials	13.2
Energy	11.8
Information technology	10.0
Utilities	9.4
Consumer discretionary	8.2
Real estate	7.7
Materials	7.6
Consumer staples	5.5
Health care	4.2
Telecommunication services	1.2
Short-term investments, other assets & liabilities, net	1.5
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2017
More than $50 billion	2.4
More than $15 billion–$50 billion	39.9
More than $2 billion–$15 billion	53.1
$2 billion or less	4.6
Total	100.0

Performance for the six months ended April 30, 2017

The Mid-Cap Value Fund returned 11.79% for the Institutional Class, compared with the 12.42% return of its benchmark, the Russell Midcap® Value Index. For the one-year period ended April 30, 2017, the fund returned 17.02% versus 17.52% for the index. The table below shows returns for all share classes of the fund.

Stocks advance after the election while Federal Reserve raises rates

The pace of U.S. economic growth slowed during the reporting period, but unemployment continued to decline and ended the period at 4.4%, matching its lowest rate in nearly a decade. Consumer confidence remained strong for the period, though it declined in April. However, consumer spending stalled in the early months of 2017, which affected U.S. economic growth. The price of oil rose slightly, and inflation remained low.

The U.S. presidential election in November sparked an enthusiastic response from equity investors, who anticipated new policies to stimulate economic growth. During the period, the Federal Reserve raised the federal funds target rate in December 2016 and again in March 2017, leaving this key short-term rate at a range of 0.75%–1.00% at period-end. The price per barrel of West Texas Intermediate crude oil began the period at $47, rose to a February peak of nearly $55, and ended the period at $49. Though U.S. stocks rose sharply after the election and into the new calendar year, investor enthusiasm was tempered over the final two months of the period by concerns about equity valuations, as well as issues surrounding the administration’s stalled health care legislation in Congress.

Performance as of April 30, 2017

Mid-Cap Value Fund			Total return		Average annual total return				Annual operating expenses*
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TIMVX	10/1/02	11.79%	17.02%	12.25%		6.56%		0.41%	0.41%
Advisor Class	TRVHX	12/4/15	11.78	17.06	12.24	†	6.55	†	0.49	0.49
Premier Class	TRVPX	9/30/09	11.71	16.90	12.09		6.44	†	0.56	0.56
Retirement Class	TRVRX	10/1/02	11.66	16.75	11.97		6.29		0.66	0.66
Retail Class	TCMVX	10/1/02	11.68	16.75	11.91		6.30		0.71	0.71
Russell Midcap Value Index		—	12.42	17.52	14.26		7.16		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

22	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 13.83%. Small-cap equities outperformed large caps, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2017, the mid-cap value asset class slightly lagged the broader market, as evidenced by the 7.16% return of the Russell Midcap Value Index, compared with the 7.23% average annual return of the Russell 3000 Index. The Russell Midcap Growth Index had an average annual return of 7.83% for the same period.

Financials lead widespread gains in the benchmark

All eleven industry sectors of the Russell Midcap Value Index registered gains for the period, with six achieving double-digit increases. Financials, the benchmark’s largest component and its biggest contributor, returned 20.5%. Industrials and information technology were the next-largest contributors, climbing 18.1% and 23.1%, respectively. Combined, these three sectors represented more than 40.0% of the total market capitalization of the benchmark at period-end. Consumer staples and telecommunication services produced smaller gains, returning 3.4% and 3.8%, respectively, while energy posted the smallest gain of 2.0%.

There was sharp divergence in the performance of the benchmark’s five largest stocks. Semiconductor supplier Micron Technology and SunTrust Banks soared, outperforming the index by a wide margin, while auto parts maker Johnson Controls, logistics management firm Prologis and Sempra Energy lagged with single-digit gains.

Certain stock selections dampen the fund’s relative return

While recording strong performance in absolute terms for the six months, the fund modestly underperformed its benchmark. The two biggest detractors were overweight investments in energy producer Continental Resources and J.C. Penney, the latter of which was one of many retailers to announce store closings due to the increase in online shopping. A nonbenchmark position in Mattel also detracted due to an earnings disappointment and an analyst downgrade.

Positive contributions from other investments helped to partially mitigate these factors. The top relative contributor in the fund was an out-of-index holding in rail-based transportation provider CSX, which experienced a change in leadership. Other positions that performed strongly included an overweight investment in Ameriprise Financial, which has paid high dividends and is benefiting from the general rise in financial stocks, and a nonbenchmark position in building products company Louisiana-Pacific, which produced strong earnings amid a favorable environment for new housing construction.

Expense example

Six months ended April 30, 2017

Mid-Cap Value Fund	Beginning account value (11/1/16)	Ending Account value (4/30/17)	Expenses paid during period* (11/1/16– 4/30/17)
Actual return
Institutional Class	$1,000.00	$1,117.92	$2.05
Advisor Class	1,000.00	1,117.76	2.47
Premier Class	1,000.00	1,117.12	2.83
Retirement Class	1,000.00	1,116.57	3.36
Retail Class	1,000.00	1,116.80	3.57
5% annual hypothetical return
Institutional Class	1,000.00	1,022.86	1.96
Advisor Class	1,000.00	1,022.46	2.36
Premier Class	1,000.00	1,022.12	2.71
Retirement Class	1,000.00	1,021.62	3.21
Retail Class	1,000.00	1,021.42	3.41

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.39% for the Institutional Class, 0.47% for the Advisor Class, 0.54% for the Premier Class, 0.64% for the Retirement Class and 0.68% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 4/30/2017
Net assets	$5.24 billion
Number of holdings	250
Portfolio turnover rate†	14%
Weighted median market capitalization	$12.54 billion
Price/earnings ratio (weighted 12-month trailing average)‡	28.2

†	The portfolio turnover rate covers the six-month period from November 1, 2016–April 30, 2017 and is not annualized.
‡	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	23

Small-Cap Equity Fund

Portfolio composition

Sector	% of net assets as of 4/30/2017
Information technology	17.7
Financials	17.5
Industrials	14.8
Health care	13.8
Consumer discretionary	12.2
Real estate	6.8
Materials	5.2
Utilities	3.9
Energy	3.7
Consumer staples	2.7
Telecommunication services	0.8
Short-term investments, other assets & liabilities, net	0.9
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2017
More than $15 billion–$50 billion	0.8
More than $2 billion–$15 billion	61.6
$2 billion or less	37.6
Total	100.0

Performance for the six months ended April 30, 2017

The Small-Cap Equity Fund returned 18.88% for the Institutional Class, compared with the 18.37% return of its benchmark, the Russell 2000® Index. For the one-year period ended April 30, 2017, the fund returned 27.05% versus 25.63% for the index. The table below shows returns for all share classes of the fund.

Stocks advance after the election while Federal Reserve raises rates

The pace of U.S. economic growth slowed during the reporting period, but unemployment continued to decline and ended the period at 4.4%, matching its lowest rate in nearly a decade. Consumer confidence remained strong for the period, though it declined in April. However, consumer spending stalled in the early months of 2017, which affected U.S. economic growth. The price of oil rose slightly, and inflation remained low.

The U.S. presidential election in November sparked an enthusiastic response from equity investors, who anticipated new policies to stimulate economic growth. During the period, the Federal Reserve raised the federal funds target rate in December 2016 and again in March 2017, leaving this key short-term rate at a range of 0.75%–1.00% at period-end. The price per barrel of West Texas Intermediate crude oil began the period at $47, rose to a February peak of nearly $55, and ended the period at $49. Though U.S. stocks rose sharply after the election and into the new calendar year, investor enthusiasm was tempered over the final two months of the period by concerns about equity valuations, as well as issues surrounding the administration’s stalled health care legislation in Congress.

Performance as of April 30, 2017

Small-Cap Equity Fund			Total return		Average annual total return				Annual operating expenses*
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TISEX	10/1/02	18.88%	27.05%	13.87%		7.18%		0.42%	0.42%
Advisor Class	TSCHX	12/4/15	18.81	26.98	13.83	†	7.17	†	0.51	0.51
Premier Class	TSRPX	9/30/09	18.78	26.83	13.68		7.06	†	0.57	0.57
Retirement Class	TRSEX	10/1/02	18.70	26.73	13.58		6.92		0.67	0.67
Retail Class	TCSEX	10/1/02	18.64	26.58	13.48		6.87		0.73	0.73
Russell 2000 Index		—	18.37	25.63	12.95		7.05		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

24	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 13.83%. Small-cap equities outperformed large caps, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2017, the Russell 2000 Index, a broad measure of U.S. small-cap stocks, produced an average annual gain of 7.05%, trailing the 7.23% average annual return of the Russell 3000 Index.

All benchmark sectors post positive results

All eleven industry sectors in the Russell 2000 Index posted positive results for the six months. Materials performed best, returning 26.2%, as the price of metals stocks surged during the period. Financials—the largest component in the index—advanced 22.4% and contributed most to the benchmark’s total return. Industrials also delivered sizable gains of 22.3% as the third-largest sector in the index. Telecommunication services, the smallest sector in the benchmark, rose 21.6%. As of April 30, 2017, these four sectors constituted more than one-third of the index’s total market capitalization. With a return of 2.8%, energy had the smallest gain.

For the six-month period, four of the benchmark’s five largest stocks surpassed the overall index performance. Chemical firm Chemours performed best, generating triple-digit results. Semiconductor maker Advanced Micro Devices posted a double-digit advance and outperformed the benchmark, as did technology companies Take-Two Interactive Software and LogMeln. Semiconductor provider Microsemi advanced but underperformed the return of the index.

Opportune stock allocations help the fund outperform its benchmark

Overweight positions in several strong-performing stocks helped the fund to outperform its benchmark during the period. The top contributor was an overweight in semiconductor maker Advanced Micro Devices, which posted strong returns following its report of better-than-expected results for the fourth quarter of 2016 and expectations for new graphics and high-end server chips. Next was an overweight position in Grand Canyon Education, which provides online post-secondary education services and delivered double-digit returns, followed by an overweight to Century Aluminum Company, which posted triple-digit gains.

These positive effects were partially offset by the fund’s holdings of network visibility and traffic monitoring technology provider Gigamon, which declined during the period. Not owning strong-performing index component Chemours, a chemical firm, also detracted, as did the fund’s overweight position in software company Synchronoss Technologies, which declined during the period.

Expense example

Six months ended April 30, 2017

Small-Cap Equity Fund	Beginning account value (11/1/16)	Ending account value (4/30/17)	Expenses paid during period* (11/1/16– 4/30/17)
Actual return
Institutional Class	$1,000.00	$1,188.83	$2.23
Advisor Class	1,000.00	1,188.07	2.71
Premier Class	1,000.00	1,187.83	3.04
Retirement Class	1,000.00	1,187.02	3.58
Retail Class	1,000.00	1,186.44	3.85
5% annual hypothetical return
Institutional Class	1,000.00	1,022.76	2.06
Advisor Class	1,000.00	1,022.32	2.51
Premier Class	1,000.00	1,022.02	2.81
Retirement Class	1,000.00	1,021.52	3.31
Retail Class	1,000.00	1,021.27	3.56

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.41% for the Institutional Class, 0.50% for the Advisor Class, 0.56% for the Premier Class, 0.66% for the Retirement Class and 0.71% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 4/30/2017
Net assets	$3.43 billion
Number of holdings	293
Portfolio turnover rate†	36%
Weighted median market capitalization	$2.61 billion
Price/earnings ratio (weighted 12-month trailing average)‡	31.0

†	The portfolio turnover rate covers the six-month period from November 1, 2016-April 30, 2017 and is not annualized.
‡	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	25

Small/Mid-Cap Equity Fund

Portfolio composition

Sector	% of net assets as of 4/30/2017
Industrials	17.4
Consumer discretionary	15.9
Financials	15.5
Information technology	14.7
Health care	10.0
Real estate	9.3
Materials	5.9
Consumer staples	3.9
Energy	3.2
Utilities	3.2
Telecommunication services	0.8
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2017
More than $15 billion–$50 billion	1.7
More than $2 billion–$15 billion	65.4
$2 billion or less	32.9
Total	100.0

Performance for the six months ended April 30, 2017

The Small/Mid-Cap Equity Fund returned 17.28% for the Institutional Class, compared with the 15.65% return of its benchmark, the Russell 2500® Index. The table below shows returns for all share classes of the fund.

Stocks advance after the election while Federal Reserve raises rates

The pace of U.S. economic growth slowed during the reporting period, but unemployment continued to decline and ended the period at 4.4%, matching its lowest rate in nearly a decade. Consumer confidence remained strong for the period, though it declined in April. However, consumer spending stalled in the early months of 2017, which affected U.S. economic growth. The price of oil rose slightly, and inflation remained low.

The U.S. presidential election in November sparked an enthusiastic response from equity investors, who anticipated new policies to stimulate economic growth. During the period, the Federal Reserve raised the federal funds target rate in December 2016 and again in March 2017, leaving this key short-term rate at a range of 0.75%–1.00% at period-end. The price per barrel of West Texas Intermediate crude oil began the period at $47, rose to a February peak of nearly $55, and ended the period at $49. Though U.S. stocks rose sharply after the election and into the new calendar year, investor enthusiasm was tempered over the final two months of the period by concerns about equity valuations, as well as issues surrounding the administration’s stalled health care legislation in Congress.

For the six months, the Russell 3000 Index, a broad measure of the U.S. stock market, gained 13.83%. Small-cap equities outperformed large caps, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

Performance as of April 30, 2017

Small/Mid-Cap Equity Fund			Total return			Annual operating expenses*
	Ticker	Inception date	6 months	since inception		gross	net
Institutional Class	TSMWX	8/5/16	17.28%	12.94%		0.51%	0.51%
Advisor Class	TSMNX	8/5/16	17.36	12.90		0.60	0.60
Premier Class	TSMMX	8/5/16	17.23	12.77		0.66	0.66
Retirement Class	TSMOX	8/5/16	17.12	12.67		0.76	0.76
Retail Class	TSMEX	8/5/16	16.97	12.53		0.90	0.90
Russell 2500 Index		—	15.65	11.97	†	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	Performance is calculated from the inception date of the Institutional Class.

26	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Financial stocks outperform, energy loses steam

Ten of the eleven industry sectors in the Russell 2500 Index posted positive results. Financials, the index’s largest sector, performed best with a return of 21.5% over the six-month period. Industrials, the second-largest sector, advanced 19.9%. Health care and information technology followed with gains of 19.5% and 17.3%, respectively. Together, these four sectors made up nearly 60.0% of the index’s market capitalization as of April 30, 2017. Telecommunication services and consumer staples returned 4.4% and 1.5%, respectively, while energy stocks produced the index’s only sector loss, falling 0.1%.

All of the benchmark’s five largest stocks outperformed for the six-month period. IDEXX Laboratories, which makes veterinary testing and lab equipment, topped the index by a wide margin, as did chemical company Albemarle. Huntington Bancshares, a financial company, health care firm Hologic, which makes diagnostic and surgical products, and information technology firm Quintiles IMS Holdings beat the index by smaller, single-digit margins.

The fund outperforms its benchmark

For the period, the fund outperformed its benchmark due largely to overweight positions in stocks that posted strong gains. The fund benefitted most from overweight holdings of Tronox and Nutrisystem. Tronox, a titanium dioxide manufacturer, was aided by a recovery in the market for its products. Nutrisystem got a boost from powerful diet season earnings growth. An overweight position in Green Dot, an issuer of prepaid credit cards, also helped the fund’s relative performance.

These benefits were offset in part by overweight positions in three stocks that declined during the period. Holdings of Clean Energy Fuels, which sells natural gas for transportation fuel, detracted most from the fund’s relative performance. Federal tax credits that helped the company were not renewed at the end of 2016. The fund’s investments in USANA Health Sciences, a marketer of nutritional supplements, and Brixmor Property Group, which owns shopping center properties—two companies hurt by bad news in February—also detracted from the fund’s relative returns.

Expense example

Six months ended April 30, 2017

Smal/Mid-Cap Equity Fund	Beginning account value (11/1/16)	Ending account value (4/30/17)	Expenses paid during period* (11/1/16– 4/30/17)
Actual return
Institutional Class	$1,000.00	$1,172.77	$2.69
Advisor Class	1,000.00	1,173.60	2.75
Premier Class	1,000.00	1,172.28	3.55
Retirement Class	1,000.00	1,171.24	4.04
Retail Class	1,000.00	1,169.74	4.95
5% annual hypothetical return
Institutional Class	1,000.00	1,022.32	2.51
Advisor Class	1,000.00	1,022.27	2.56
Premier Class	1,000.00	1,021.52	3.31
Retirement Class	1,000.00	1,021.08	3.76
Retail Class	1,000.00	1,020.23	4.61

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.50% for the Institutional Class, 0.51% for the Advisor Class, 0.66% for the Premier Class, 0.75% for the Retirement Class and 0.92% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 4/30/2017
Net assets	$0.60 billion
Number of holdings	429
Portfolio turnover rate†	33%
Weighted median market capitalization	$3.76 billion
Price/earnings ratio (weighted 12-month trailing average)‡	31.1

†	The portfolio turnover rate covers the six-month period from November 1, 2016–April 30, 2017 and is not annualized.
‡	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	27

Social Choice Equity Fund

Portfolio composition

Sector	% of net assets as of 4/30/2017
Information technology	20.4
Financials	15.5
Health care	13.7
Consumer discretionary	12.5
Industrials	10.5
Consumer staples	8.1
Energy	5.5
Real estate	4.7
Materials	3.7
Utilities	3.3
Telecommunication services	2.0
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2017
More than $50 billion	44.1
More than $15 billion–$50 billion	37.8
More than $2 billion–$15 billion	14.5
$2 billion or less	3.6
Total	100.0

Performance for the six months ended April 30, 2017

The Social Choice Equity Fund returned 13.34% for the Institutional Class, compared with the 13.83% return of its benchmark, the Russell 3000® Index. For the one-year period ended April 30, 2017, the fund returned 17.76% versus 18.58% for the benchmark. The table below shows returns for all share classes of the fund. The fund screens investments by using certain environmental, social and governance criteria, while the benchmark does not.

Excluding certain stocks hinders the fund’s relative performance

Because of its social criteria, the fund did not invest in a number of stocks included in the Russell 3000 Index. Avoiding these companies produced mixed results during the six-month period, but the net effect was to decrease the fund’s return relative to that of its benchmark.

Excluding Apple, Bank of America and JPMorgan Chase detracted the most from the fund’s relative performance. Apple’s stock gained substantial ground in the last three months of the period, helped by strong financial results and a rebound in iPhone sales. Financial services stocks surged in November after the U.S. presidential election, as investors saw brighter prospects for benchmark stocks such as Bank of America and JPMorgan Chase. In addition, investors viewed Bank of America as undervalued compared to other large banks and saw it as well positioned to benefit from rising interest rates.

Excluding some stocks helps fund’s relative performance

The fund benefited by excluding other stocks in its benchmark. Excluding Exxon Mobil, QUALCOMM and General Electric made the largest contribution to the fund’s relative performance. Exxon Mobil’s revenue was down significantly in 2016 compared to 2015, and in 2017, weaker crude oil prices weighed on

Performance as of April 30, 2017

Social Choice Equity Fund			Total return		Average annual total return				Annual operating expenses*
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TISCX	7/1/99	13.34%	17.76%	12.70%		6.88%		0.19%	0.19%
Advisor Class	TICHX	12/4/15	13.34	17.75	12.68	†	6.88	†	0.28	0.28
Premier Class	TRPSX	9/30/09	13.23	17.58	12.52		6.75	†	0.34	0.34
Retirement Class	TRSCX	10/1/02	13.21	17.42	12.42		6.62		0.44	0.44
Retail Class	TICRX	3/31/06	13.24	17.47	12.38		6.64		0.46	0.46
Russell 3000 Index		—	13.83	18.58	13.57		7.23		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

28	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

the stock. QUALCOMM, a telecommunications firm, declined as a result of an investigation by the Federal Trade Commission over anti-competitive practices and a lawsuit by Apple over licensing royalties. General Electric’s share price declined sharply in January when reported revenues fell short of expectations.

Fund modestly trails its benchmark

To compensate for the exclusion of some stocks within the Russell 3000 Index, the fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.

Some of the fund’s overweight positions detracted from results versus the benchmark, notably TransDigm, Simon Property Group and General Mills. Airplane parts manufacturer TransDigm’s stock price fell on Inauguration Day on expectations that the new administration would target high costs in the aerospace industry. Investors in Simon Property Group, an operator of high-end shopping malls, fretted that traditional retailers may continue to close stores and struggle with competition from online shopping. And finally, in its most recent earnings release, General Mills reported disappointing sales—notably in its yogurt segment–-due to the increase in popularity of Greek yogurt.

Helping to partially offset these factors, several of the fund’s overweight positions made solid contributions to its relative performance. Chief among these were Charter Communications, health care company Anthem and electric car maker Tesla Motors. Charter reported strong financial results in November and added more broadband subscribers than rivals AT&T and Verizon in the fourth quarter of 2016. Anthem saw its stock price rise as investors anticipated the potential for the repeal and replacement of the Affordable Care Act. Tesla’s stock soared on reports of increased revenues and optimism over the company’s new Model 3 vehicle, despite the company having reported lower-than-expected earnings.

Expense example

Six months ended April 30, 2017

Social Choice Equity Fund	Beginning account value (11/1/16)	Ending account value (4/30/17)	Expenses paid during period* (11/1/16– 4/30/17)
Actual return
Institutional Class	$1,000.00	$1,133.44	$ 0.95
Advisor Class	1,000.00	1,133.37	1.32
Premier Class	1,000.00	1,132.34	1.74
Retirement Class	1,000.00	1,132.11	2.27
Retail Class	1,000.00	1,132.40	2.43
5% annual hypothetical return
Institutional Class	1,000.00	1,023.90	0.90
Advisor Class	1,000.00	1,023.55	1.25
Premier Class	1,000.00	1,023.16	1.66
Retirement Class	1,000.00	1,022.66	2.16
Retail Class	1,000.00	1,022.51	2.31

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.18% for the Institutional Class, 0.25% for the Advisor Class, 0.33% for the Premier Class, 0.43% for the Retirement Class and 0.46% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 4/30/2017
Net assets	$2.58 billion
Number of holdings	789
Portfolio turnover rate†	6%
Weighted median market capitalization	$45.57 billion
Price/earnings ratio (weighted 12-month trailing average)‡	24.9

†	The portfolio turnover rate covers the six-month period from November 1, 2016–April 30, 2017 and is not annualized.
‡	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	29

Social Choice Low Carbon Equity Fund

Portfolio composition

Sector	% of net assets as of 4/30/2017
Information technology	21.0
Financials	15.5
Health care	13.4
Consumer discretionary	11.6
Industrials	10.9
Consumer staples	7.8
Real estate	4.7
Energy	4.0
Materials	3.7
Utilities	3.4
Telecommunication services	2.1
Short-term investments, other assets & liabilities, net	1.9
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2017
More than $50 billion	45.4
More than $15 billion–$50 billion	35.1
More than $2 billion–$15 billion	16.6
$2 billion or less	2.9
Total	100.0

Performance for the six months ended April 30, 2017

The Social Choice Low Carbon Equity Fund returned 13.89% for the Institutional Class, compared with the 13.83% return of its benchmark, the Russell 3000® Index. For the one-year period ended April 30, 2017, the fund returned 17.88% versus 18.58% for the index. The table below shows returns for all share classes of the fund. The fund screens investments by using certain environmental, social and governance criteria, while the benchmark does not.

Excluding some stocks helps fund’s relative performance

Because of its social criteria, the fund did not invest in a number of stocks included in the Russell 3000 Index. Avoiding these companies produced mixed results during the six-month period, but the net effect was to increase the fund’s return relative to that of its benchmark.

Excluding Exxon Mobil, QUALCOMM and General Electric made the largest contributions to the fund’s relative performance. Exxon Mobil’s revenue was down significantly in 2016 compared to 2015, and in 2017, weaker crude oil prices weighed on the stock. The Federal Trade Commission accused telecommunications firm QUALCOMM of anti-competitive practices and Apple sued the company for $1 billion over licensing royalties. General Electric’s share price declined sharply in January when reported revenues fell short of expectations.

Excluding certain stocks hinders the fund’s relative performance

The fund’s exclusions of Apple, Bank of America and JPMorgan Chase detracted the most from its relative performance. Apple’s stock gained substantial ground in the last three months of the period, helped by strong financial results and a rebound in iPhone sales. Financial services stocks surged in November with the

Performance as of April 30, 2017

Social Choice Low Carbon Equity Fund			Total return		Average annual total return		Annual operating expenses*
	Ticker	Inception date	6 months	1 year	since inception		gross	net
Institutional Class	TNWCX	8/7/15	13.89%	17.88%	10.32%		0.65%	0.32%
Advisor Class	TCCHX	12/4/15	13.86	17.85	10.30	†	0.74	0.41
Premier Class	TPWCX	8/7/15	13.80	17.67	10.17		0.82	0.47
Retirement Class	TEWCX	8/7/15	13.64	17.51	10.01		0.91	0.57
Retail Class	TLWCX	8/7/15	13.58	17.56	9.94		0.97	0.65
Russell 3000 Index		—	13.83	18.58	10.21	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

30	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

presidential election, given the new administration’s promises of lighter regulation for the industry, which includes Bank of America and JPMorgan Chase. In addition, investors viewed Bank of America as undervalued compared to other large banks and saw it as well positioned to benefit from rising interest rates.

Fund returns slightly more than its benchmark

To compensate for the exclusion of some stocks within the Russell 3000 Index, the fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of the index and to manage risk.

Several of the fund’s overweight positions were strong contributors to its relative performance, notably Tesla Motors, Charter Communications and Applied Materials. Tesla’s stock rebounded in December, as investor concerns about what the election outcome might mean for the electric car maker were assuaged when the new president appointed Tesla’s CEO Elon Musk to his Strategic and Policy Forum. Charter Communications reported strong financial results in November. Compared to its rivals AT&T and Verizon, Charter Communications added more broadband subscribers in the fourth quarter of 2016. Applied Materials, a manufacturer of equipment for producing semiconductor chips, saw its stock climb steadily over the six months as chipmakers invested in new machinery to maintain their competitiveness, resulting in strong booking of new orders for the company.

By contrast, some of the fund’s overweight positions detracted from results versus the benchmark. Investors in Simon Property Group, an operator of high-end shopping malls, fretted that traditional retailers could continue to close stores and struggle with competition from online shopping. In January, energy giant Schlumberger reported twelve-month results showing a steep decline in revenues. Finally, fund holdings in AutoZone fell sharply in January on reports that Amazon.com was planning to enter the auto parts business.

Expense example

Six months ended April 30, 2017

Social Choice Low Carbon Equity Fund	Beginning account value (11/1/16)	Ending account value (4/30/17)	Expenses paid during period* (11/1/16– 4/30/17)
Actual return
Institutional Class	$1,000.00	$1,138.89	$1.70
Advisor Class	1,000.00	1,138.64	1.96
Premier Class	1,000.00	1,137.97	2.49
Retirement Class	1,000.00	1,136.38	3.02
Retail Class	1,000.00	1,135.75	3.76
5% annual hypothetical return
Institutional Class	1,000.00	1,023.21	1.61
Advisor Class	1,000.00	1,022.96	1.86
Premier Class	1,000.00	1,022.46	2.36
Retirement Class	1,000.00	1,021.97	2.86
Retail Class	1,000.00	1,021.27	3.56

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.32% for the Institutional Class, 0.37% for the Advisor Class, 0.47% for the Premier Class, 0.57% for the Retirement Class and 0.71% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 4/30/2017
Net assets	$0.07 billion
Number of holdings	564
Portfolio turnover rate†	8%
Weighted median market capitalization	$45.57 billion
Price/earnings ratio (weighted 12-month trailing average)‡	24.6

†	The portfolio turnover rate covers the six-month period from November 1, 2016–April 30, 2017 and is not annualized.
‡	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	31

Emerging Markets Equity Fund

Portfolio composition

Sector	% of net assets as of 4/30/2017
Information technology	26.9
Consumer discretionary	24.5
Financials	13.4
Industrials	8.0
Consumer staples	7.9
Energy	5.5
Materials	3.3
Real estate	2.8
Utilities	1.1
Short-term investments, other assets & liabilities, net	6.6
Total	100.0

Holdings by country

% of portfolio investments as of 4/30/2017
China	17.7
Brazil	11.5
Taiwan	9.7
Korea	9.5
India	9.1
South Africa	6.1
Hong Kong	5.1
Russia	3.8
Argentina	3.4
Uruguay	3.1
12 other nations	17.4
Short-term investments	3.6
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2017
More than $50 billion	33.0
More than $15 billion–$50 billion	15.5
More than $2 billion–$15 billion	34.5
$2 billion or less	17.0
Total	100.0

Performance for the six months ended April 30, 2017

The Emerging Markets Equity Fund returned 14.60% for the Institutional Class, compared with the 8.88% return of its benchmark, the MSCI Emerging Markets Index. For the one-year period ended April 30, 2017, the fund returned 26.23%, versus 19.13% for the index. The table below shows returns for all share classes of the fund.

Global stocks advance as economic growth continues

For the six months, international stocks advanced but trailed domestic equities as investors saw growth opportunities in the post-election U.S. economy. During the period, the U.S. Federal Reserve raised its federal funds target rate twice, once in December 2016 and again in March 2017, increasing this key short-term rate to a range of 0.75%–1.00% at period-end. Signs of economic growth elsewhere around the world boosted developed international and emerging stock markets, particularly at the beginning of 2017. Annualized economic growth in Europe outpaced U.S. gross domestic product for the first quarter of 2017, while growth in China remained moderate during the same three-month period. The U.S. dollar strengthened against most major currencies for the six months.

In March, the European Central Bank (ECB) left its benchmark interest rate unchanged. The ECB also reaffirmed its asset-purchase plans to stimulate European economies through the end of 2017. Economic growth and a commitment to monetary stimulus in Europe helped developed foreign-equity markets advance for the six-month period, as represented by the 11.47% return of the MSCI EAFE Index, which measures stock performance in 21 developed-market nations outside North America. The MSCI Emerging Markets Index, which lost

Performance as of April 30, 2017

Emerging Markets Equity Fund			Total return		Average annual total return				Annual operating expenses*
	Ticker	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	TEMLX	8/31/10	14.60%	26.23%	1.89%		2.31%		0.94%	0.94%
Advisor Class	TEMHX	12/4/15	14.59	26.23	1.86	†	2.29	†	1.02	1.02
Premier Class	TEMPX	8/31/10	14.47	26.10	1.74		2.16		1.09	1.09
Retirement Class	TEMSX	8/31/10	14.47	26.00	1.65		2.06		1.19	1.19
Retail Class	TEMRX	8/31/10	14.40	25.77	1.49		1.90		1.36	1.34
MSCI Emerging Markets Index		—	8.88	19.13	1.49		2.52	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

32	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

ground in late 2016, recovered in the opening months of 2017 and gained 8.88% for the six-month period.

Emerging nations post mostly positive results

All but two of the nations in the MSCI Emerging Markets Index posted positive results for the six months. China—the largest component in the benchmark, representing more than one-quarter of the index’s total market capitalization at period-end—advanced 9.9%, as the region showed new signs of stability. Korea and Taiwan—the second- and third-largest components—gained 15.6% and 10.0%, respectively, driven in part by solid export growth. The fourth-largest component, India, rose 10.4%.

Brazil, the fifth-largest index component, was one of the few markets that suffered losses, returning –1.2%. (The aforementioned returns are in U.S. dollars.)

Fund outpaces its benchmark for the six months

The fund outperformed its benchmark by a considerable margin, mainly due to certain strong-performing out-of-benchmark security selections. The most significant of these was Melco Crown Entertainment, a Hong Kong-based developer and casino operator that produced strong earnings during the period. Intime Retail Group, which manages department stores and shopping malls in China, was another out-of-benchmark stock pick that performed well for the fund, mainly as a result of its acquisition by Chinese e-commerce giant Alibaba. A large overweight allocation to Reliance Industries, an Indian conglomerate with interests in energy, chemicals and telecommunications, also contributed to the fund’s outperformance.

These positive contributions were partially offset by an underweight allocation to Korean information technology giant Samsung Electronics, whose stock price rose strongly, as well as an overweight allocation to AngloGold Ashanti, a South Africa-based global gold mining company, which declined due to weakening gold prices late in the period.

The fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2017

Emerging Markets Equity Fund	Beginning account value (11/1/16)	Ending account value (4/30/17)	Expenses paid during period* (11/1/16– 4/30/17)
Actual return
Institutional Class	$1,000.00	$1,145.98	$5.00
Advisor Class	1,000.00	1,145.86	5.05
Premier Class	1,000.00	1,144.71	5.74
Retirement Class	1,000.00	1,144.73	6.27
Retail Class	1,000.00	1,143.96	7.12
5% annual hypothetical return
Institutional Class	1,000.00	1,020.13	4.71
Advisor Class	1,000.00	1,020.08	4.76
Premier Class	1,000.00	1,019.44	5.41
Retirement Class	1,000.00	1,018.94	5.91
Retail Class	1,000.00	1,018.15	6.71

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.94% for the Institutional Class, 0.95% for the Advisor Class, 1.08% for the Premier Class, 1.18% for the Retirement Class and 1.34% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 4/30/2017
Net assets	$1.19 billion
Number of holdings	71
Portfolio turnover rate†	64%
Weighted median market capitalization	$12.52 billion
Price/earnings ratio (weighted 12-month trailing average)‡	23.0

†	The portfolio turnover rate covers the six-month period from November 1, 2016–April 30, 2017 and is not annualized.
‡	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	33

Enhanced International Equity Index Fund

Portfolio composition

Sector	% of net assets as of 4/30/2017
Financials	21.7
Industrials	14.0
Consumer discretionary	12.3
Consumer staples	11.0
Health care	10.4
Materials	7.7
Information technology	5.6
Energy	4.8
Telecommunication services	4.2
Real estate	3.5
Utilities	3.3
Short-term investments, other assets & liabilities, net	1.5
Total	100.0

Holdings by country

% of portfolio investments as of 4/30/2017
Japan	22.4
United Kingdom	15.2
France	10.6
Germany	9.4
Switzerland	9.0
Australia	7.1
Spain	3.6
Netherlands	3.6
Hong Kong	3.4
Sweden	2.5
14 other nations	10.9
Short-term investments	2.3
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2017
More than $50 billion	36.6
More than $15 billion–$50 billion	35.5
More than $2 billion–$15 billion	27.9
Total	100.0

Performance for the six months ended April 30, 2017

The Enhanced International Equity Index Fund returned 11.31% for the Institutional Class, compared with the 11.47% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2017, the fund returned 11.47% versus 11.29% for the index. The table below shows returns for all share classes of the fund.

Global stocks advance as economic growth continues

For the six months, international stocks advanced but trailed domestic equities as investors saw growth opportunities in the post-election U.S. economy. During the period, the U.S. Federal Reserve raised its federal funds target rate twice, once in December 2016 and again in March 2017, increasing this key short-term rate to a range of 0.75%–1.00% at period-end. Signs of economic growth elsewhere around the world boosted developed international and emerging stock markets, particularly at the beginning of 2017. Annualized economic growth in Europe outpaced U.S. gross domestic product for the first quarter of 2017, while growth in China remained moderate during the same three-month period. The U.S. dollar strengthened against most major currencies for the six months.

In March, the European Central Bank (ECB) left its benchmark interest rate unchanged. The ECB also reaffirmed its asset-purchase plans to stimulate European economies through the end of 2017. Economic growth and a commitment to monetary stimulus in Europe helped developed foreign-equity markets advance for the six-month period, as measured by the 11.47% return of the MSCI EAFE Index, which measures stock performance in 21 developed-market nations outside North America. The MSCI Emerging Markets Index, which lost ground in late 2016, recovered in the opening months of 2017 and gained 8.88% for the six-month period.

Performance as of April 30, 2017

Enhanced International Equity Index Fund			Total return		Average annual total return				Annual operating expenses*
	Ticker	Inception date	6 months	1 year	5 years		Since inception		gross	net
Institutional Class	TFIIX	11/30/07	11.31%	11.47%	7.31%		0.54%		0.41%	0.41%
Advisor Class	TEIEX	12/4/15	11.28	11.44	7.30	†	0.53	†	0.51	0.51
MSCI EAFE Index		—	11.47	11.29	6.78		0.44	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

34	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

All countries in the benchmark rise

All of the countries in the MSCI EAFE Index ended the six-month period with gains, in U.S. dollar terms. The returns of the index’s largest components in order of weight were Japan 4.0%, the United Kingdom 12.0%, France 17.1% and Germany 15.0%. These four markets made up more than three-fifths of the benchmark’s market capitalization on April 30, 2017. (The aforementioned returns are in U.S. dollars.) In local-currency terms, the index returned 12.34%, while in U.S. dollars the return was 11.47%.

Fund’s double-digit gain trails the benchmark

The fund’s enhanced indexing strategy uses quantitative (mathematical) modeling techniques to construct a portfolio that resembles the risk characteristics of the fund’s benchmark index while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

During the period, stock selections using the enhanced indexing methodology produced mixed returns, but the net effect was to slightly decrease the fund’s return relative to its benchmark. Overweight positions in three Japanese stocks detracted the most from the fund’s relative performance. Japan Tobacco, the largest detractor, struggled due to the strengthening yen, a decline in cigarette smokers and competition from e-cigarette products. The stocks of Mitsubishi and Nissan traded down as the new U.S. administration strongly advised Japanese carmakers to make more cars in the United States and sell more American cars in Japan.

On the plus side, the fund benefited from several favorable stock selections. Chief among these were overweight positions in Actelion, Mondi and Siemens. Actelion’s stock rose on news that Johnson & Johnson wanted to acquire the pharmaceutical company. Paper and packaging firm Mondi benefited from solid profits and a strong earnings growth outlook. And finally, German electronics manufacturer Siemens reported increased profits and plans to spin off its health care business.

The fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2017

			Expenses
			paid
Enhanced	Beginning	Ending	during
International	account	account	period*
Equity	value	value	(11/1/16–
Index Fund	(11/1/16)	(4/30/17)	4/30/17)
Actual return
Institutional Class	$1,000.00	$1,113.12	$2.20
Advisor Class	1,000.00	1,112.77	2.46
5% annual hypothetical return
Institutional Class	1,000.00	1,022.71	2.11
Advisor Class	1,000.00	1,022.46	2.36

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.42% for the Institutional Class and 0.47% for the Advisor Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 4/30/2017
Net assets	$1.69 billion
Number of holdings	232
Portfolio turnover rate†	66%
Weighted median market capitalization	$30.46 billion
Price/earnings ratio (weighted 12-month trailing average)‡	15.6

†	The portfolio turnover rate covers the six-month period from November 1, 2016–April 30, 2017 and is not annualized.
‡	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	35

Global Natural Resources Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2017
Materials	51.3
Energy	43.4
Consumer staples	4.6
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Holdings by country

% of portfolio investments
as of 4/30/2017
United States	58.3
Canada	21.7
Australia	7.6
Switzerland	5.4
Germany	3.9
United Kingdom	1.9
Luxembourg	1.0
India	0.1
Short-term investments	0.1
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2017
More than $50 billion	30.2
More than $15 billion–$50 billion	25.1
More than $2 billion–$15 billion	39.4
$2 billion or less	5.3
Total	100.0

Performance for the six months ended April 30, 2017

The Global Natural Resources Fund returned 5.72% for the Institutional Class, compared with the 8.28% return of its benchmark, the MSCI All Country World Commodity Producers Sector Capped Index. For the one-year period ended April 30, 2017, the fund returned 8.70% versus 11.43% for the index. The table below shows returns for all share classes of the fund.

Despite volatility, global commodity prices increase during the period

During the six-month period, the MSCI All Country World Commodity Producers Sector Capped Index underperformed the 11.76% return of the broader-market MSCI All Country World Index. Global commodity prices generally increased during the period, with some volatility. Early in the period, in the final months of 2016, commodity prices rose broadly, though soft commodities and precious metals declined. Oil rose sharply, as the Organization of the Petroleum Exporting Countries (OPEC) announced its first production cut in nine years. Base metals advanced, with aluminum, zinc, copper and seaborne iron ore making notable gains (the latter jumped nearly 51% for the fourth quarter of 2016). Gold and silver, which are sensitive to interest-rate changes, declined sharply due in part to the Federal Reserve’s December rate hike.

As 2017 commenced, gold and silver prices made a strong reversal, jumping 8.6% and 14.5%, respectively, in the first quarter alone. Base metals lead and aluminum advanced by double digits, while natural gas and soybeans declined. Oil fell back in 2017 due to higher U.S. inventories. For the six-month period as a whole, the price per barrel of West Texas Intermediate crude oil began the period at nearly $47, jumped to almost $55 in late February due to the OPEC agreement, then receded to $49 by period-end.

Performance as of April 30, 2017

Global Natural Resources Fund			Total return		Average annual total return				Annual operating expenses*
	Ticker	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	TNRIX	11/1/11	5.72%	8.70%	–3.52%		–2.26%		0.78%	0.75%
Advisor Class	TNRHX	12/4/15	5.82	8.80	–3.50	†	–2.24	†	0.88	0.85
Premier Class	TNRPX	11/1/11	5.73	8.57	–3.64		–2.38		0.94	0.90
Retirement Class	TNRRX	11/1/11	5.71	8.55	–3.73		–2.48		1.04	1.00
Retail Class	TNRLX	11/1/11	5.58	8.27	–3.91		–2.64		1.19	1.14
MSCI All Country World Commodity Producers Sector Capped Index		—	8.28	11.43	–2.57		–1.85	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

36	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

The fund achieves gains but underperforms its benchmark

The fund posted positive returns for the six-month period but trailed its benchmark primarily due to stock selection. The largest detractor was integrated oil and gas company Cenovus Energy, whose shares tumbled following the announcement of a key acquisition that, despite having long-term value, was not well received by investors. The second-largest detractor was Canadian mining company First Quantum Minerals, whose stock declined after reporting fourth-quarter earnings that the market deemed lackluster, despite a generally positive outlook for the company’s future copper production. Finally, the fund had an overweight in Continental Resources, a crude oil and natural gas company that had performed well during 2016 but fell in 2017 when crude oil prices declined in March and April.

These negative factors were partially offset by contributions from several other stocks. Among these, the three largest contributors to the fund’s relative performance were steel companies: United States Steel, AK Steel Holding and ArcelorMittal SA. Shares of all three climbed throughout the period, thanks to a court ruling that favored domestic over foreign steel and placed a protective tariff on the market. The steel sector’s gains accelerated following the U.S. election in November, buoyed by investor optimism that the new administration’s infrastructure plans would be supportive of the industry.

The fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustment or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2017

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Global Natural	value	value	(11/1/16–
Resources Fund	(11/1/16)	(4/30/17)	4/30/17)
Actual return
Institutional Class	$1,000.00	$1,057.20	$4.23
Advisor Class	1,000.00	1,058.21	4.44
Premier Class	1,000.00	1,057.33	4.90
Retirement Class	1,000.00	1,057.10	5.46
Retail Class	1,000.00	1,055.79	6.12
5% annual hypothetical return
Institutional Class	1,000.00	1,020.68	4.16
Advisor Class	1,000.00	1,020.48	4.36
Premier Class	1,000.00	1,020.03	4.81
Retirement Class	1,000.00	1,019.49	5.36
Retail Class	1,000.00	1,018.84	6.01

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.83% for the Institutional Class, 0.87% for the Advisor Class, 0.96% for the Premier Class, 1.07% for the Retirement Class and 1.20% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 4/30/2017
Net assets	$0.04 billion
Number of holdings	39
Portfolio turnover rate†	55%
Weighted median market capitalization	$18.00 billion
Price/earnings ratio (weighted 12-month trailing average)‡	71.4

†	The portfolio turnover rate covers the six-month period from November 1, 2016–April 30, 2017 and is not annualized.
‡	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	37

International Equity Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2017
Industrials	26.6
Consumer discretionary	23.0
Financials	20.9
Materials	10.3
Consumer staples	8.1
Information technology	5.3
Health care	3.5
Energy	0.9
Real estate	0.5
Short-term investments,
other assets & liabilities, net	0.9
Total	100.0

Holdings by country

% of portfolio investments
as of 4/30/2017
France	24.1
Germany	14.2
Japan	12.6
India	10.8
United Kingdom	8.9
Italy	7.9
Switzerland	4.2
Taiwan	2.0
Sweden	2.0
Denmark	1.5
9 other nations	6.7
Short-term investments	5.1
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2017
More than $50 billion	11.8
More than $15 billion–$50 billion	49.6
More than $2 billion–$15 billion	37.3
$2 billion or less	1.3
Total	100.0

Performance for the six months ended April 30, 2017

The International Equity Fund returned 13.08% for the Institutional Class, compared with the 11.47% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2017, the fund returned 13.73% versus 11.29% for the index. The table below shows returns for all share classes of the fund.

Global stocks advance as economic growth continues

For the six months, international stocks advanced but trailed domestic equities as investors saw growth opportunities in the post-election U.S. economy. During the period, the U.S. Federal Reserve raised its federal funds target rate twice, once in December 2016 and again in March 2017, increasing this key short-term rate to a range of 0.75%–1.00% at period-end. Signs of economic growth elsewhere around the world boosted international and emerging stock markets, particularly at the beginning of 2017. Annualized economic growth in Europe outpaced U.S. gross domestic product for the first quarter of 2017, while growth in China remained moderate during the same three-month period. The U.S. dollar strengthened against most major currencies for the six months.

In March, the European Central Bank (ECB) left its benchmark interest rate unchanged. The ECB also reaffirmed its asset-purchase plans to stimulate European economies through the end of 2017. Economic growth and a commitment to monetary stimulus in Europe helped developed foreign-equity markets advance for the six-month period, as measured by the 11.47% return of the MSCI EAFE Index, which measures stock performance in 21 developed-market nations outside North America. The MSCI Emerging Markets Index, which lost ground in late 2016, recovered in the opening months of 2017 and gained 8.88% for the six-month period.

Performance as of April 30, 2017

International Equity Fund			Total return		Average annual total return				Annual operating expenses*
		Inception
	Ticker	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TIIEX	7/1/99	13.08%	13.73%	8.09%		1.06%		0.49%	0.49%
Advisor Class	TIEHX	12/4/15	13.06	13.71	8.08	†	1.06	†	0.56	0.56
Premier Class	TREPX	9/30/09	13.04	13.58	7.95		0.95	†	0.64	0.64
Retirement Class	TRERX	10/1/02	13.01	13.42	7.84		0.82		0.74	0.74
Retail Class	TIERX	3/31/06	12.88	13.36	7.71		0.77		0.78	0.78
MSCI EAFE Index		—	11.47	11.29	6.78		0.87		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

38	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

All countries in the benchmark rise

All of the countries in the MSCI EAFE Index ended the six-month period with gains, in U.S.-dollar terms. The returns of the index’s largest components in order of weight were Japan 4.0%, the United Kingdom 12.0%, France 17.1% and Germany 15.0%. These four markets made up more than three-fifths of the benchmark’s market capitalization on April 30, 2017. (The aforementioned returns are in U.S. dollars.) In local-currency terms, the index returned 12.34%, while in U.S. dollars the return was 11.47%.

The fund outperforms the benchmark’s double-digit gain

For the six-month period, the fund outperformed its benchmark index. An overweight position in Societe Generale was the fund’s largest contributor to performance versus the benchmark. Over the past few years, the French financial firm has overhauled its balance sheet; in addition, the stock has offered an attractive dividend yield and has been undervalued relative to other European banks. An overweight in Sky and an out-of-benchmark position in Moncler were also beneficial. In December, Sky’s share price soared on news that 21st Century Fox wanted total ownership of the British entertainment company. Moncler, an Italian manufacturer of luxury down jackets, benefited from brand popularity, few competitors and strong pricing power.

In contrast, the fund’s relative performance was tempered by certain holdings that detracted from relative performance, notably an overweight position in British supermarket chain Tesco, an out-of-benchmark investment in Indian non-banking financial company Bharat Financial Inclusion and an overweight in French food processor Danone.

The fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2017

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
International	value	value	(11/1/16–
Equity Fund	(11/1/16)	(4/30/17)	4/30/17)
Actual return
Institutional Class	$1,000.00	$1,130.81	$2.64
Advisor Class	1,000.00	1,130.62	3.01
Premier Class	1,000.00	1,130.38	3.38
Retirement Class	1,000.00	1,130.10	3.96
Retail Class	1,000.00	1,128.84	4.22
5% annual hypothetical return
Institutional Class	1,000.00	1,022.32	2.51
Advisor Class	1,000.00	1,021.97	2.86
Premier Class	1,000.00	1,021.62	3.21
Retirement Class	1,000.00	1,021.08	3.76
Retail Class	1,000.00	1,020.83	4.01

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.50% for the Institutional Class, 0.57% for the Advisor Class, 0.64% for the Premier Class, 0.75% for the Retirement Class and 0.80% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 4/30/2017
Net assets	$4.58 billion
Number of holdings	65
Portfolio turnover rate†	52%
Weighted median market capitalization	$20.06 billion
Price/earnings ratio (weighted 12-month trailing average)‡	26.1

†	The portfolio turnover rate covers the six-month period from November 1, 2016–April 30, 2017 and is not annualized.
‡	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	39

International Opportunities Fund

Portfolio composition

Sector	% of net assets as of 4/30/2017
Consumer discretionary	21.4
Information technology	18.8
Financials	16.4
Industrials	11.7
Consumer staples	9.8
Materials	8.6
Health care	6.1
Energy	5.4
Real estate	0.9
Short-term investments, other assets & liabilities, net	0.9
Total	100.0

Holdings by country

% of portfolio investments as of 4/30/2017
United Kingdom	15.9
Japan	13.9
Canada	7.4
Taiwan	4.5
China	3.9
Norway	3.6
France	3.4
Germany	3.3
Sweden	2.8
Finland	2.7
16 other nations	28.3
Short-term investments	10.3
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2017
More than $50 billion	16.4
More than $15 billion–$50 billion	19.9
More than $2 billion–$15 billion	49.3
$2 billion or less	14.4
Total	100.0

Performance for the six months ended April 30, 2017

The International Opportunities Fund returned 13.05% for the Institutional Class, compared with the 10.37% return of its benchmark, the MSCI All Country World ex USA Index. For the one-year period ended April 30, 2017, the fund returned 13.61% versus 12.59% for the index. The table below shows returns for all share classes of the fund. During the six months, the fund participated in a securities lending program, which was beneficial for the fund’s performance.

Global stocks advance as economic growth continues

For the six months, international stocks advanced but trailed domestic equities as investors saw growth opportunities in the post-election U.S. economy. During the period, the U.S. Federal Reserve raised its federal funds target rate twice, once in December 2016 and again in March 2017, increasing this key short-term rate to a range of 0.75%–1.00% at period-end. Signs of economic growth elsewhere around the world boosted international and emerging stock markets, particularly at the beginning of 2017. Annualized economic growth in Europe outpaced U.S. gross domestic product for the first quarter of 2017, while growth in China remained moderate during the same three-month period. The U.S. dollar strengthened against most major currencies for the six months.

In March, the European Central Bank (ECB) left its benchmark interest rate unchanged. The ECB also reaffirmed its asset-purchase plans to stimulate European economies through the end of 2017. Economic growth and a commitment to monetary stimulus in Europe helped developed foreign-equity markets advance for the six-month period, as measured by the 11.47% return of the MSCI EAFE Index, which measures stock performance in 21 developed-market nations outside North America. The MSCI Emerging Markets Index, which lost

Performance as of April 30, 2017

International Opportunities Fund			Total return		Average annual total return		Annual operating expenses*
	Ticker	Inception date	6 months	1 year	since inception		gross	net
Institutional Class	TIOIX	4/12/13	13.05%	13.61%	4.19%		0.63%	0.63%
Advisor Class	TIOHX	12/4/15	12.93	13.60	4.16	†	0.72	0.72
Premier Class	TIOPX	4/12/13	12.90	13.46	4.02		0.79	0.79
Retirement Class	TIOTX	4/12/13	12.90	13.35	3.92		0.88	0.88
Retail Class	TIOSX	4/12/13	12.85	13.18	3.78		1.10	1.09
MSCI All Country World ex USA Index		—	10.37	12.59	3.57	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

40	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

ground in late 2016, recovered in the opening months of 2017 and gained 8.88% for the six-month period.

Most countries in the benchmark finish with gains

All but three of the 45 countries in the benchmark gained ground over the period, in U.S.-dollar terms. The returns of the index’s largest components in order of weight were Japan (up 4.0%), the United Kingdom (up 12.0%), France (up 17.1%) and Germany (up 15.0%). These four markets made up more than 40.0% of the benchmark’s market capitalization on April 30, 2017. (The aforementioned returns are in U.S. dollars.) The index’s return in local-currency terms was 10.94%, slightly better than in U.S.-dollar terms.

The fund outperforms for the period

The fund outperformed its benchmark as a result of favorable stock selections. Chief among these were an out-of-benchmark investment in Fevertree Drinks, an overweight position in equipment rental giant Ashtead and an out-of-benchmark holding of Purplebricks, a British online real estate firm. Fevertree’s stock climbed over the six months, helped by rapid growth outside the United Kingdom. Ashtead’s stock rose sharply following the U.S. presidential election on hopes that campaign promises for increased infrastructure spending would materialize. And finally, Purplebricks’ stock soared in 2017 when the company announced plans to expand into the United States.

Partly offsetting these results were positions that detracted, notably overweight positions in Cenovus Energy, Alimentation Couche-Tard and Sysmex. Cenovus Energy, a Canadian oil and gas exploration and production company, announced an oil sands deal that was unpopular with investors, while Alimentation Couche-Tard, a convenience store operator, saw profit margins squeezed. The stock of Japanese medical device developer Sysmex ended down for the period, in part due to a decline in earnings.

The fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2017

			Expenses
			paid
	Beginning	Ending	during
International	account	account	period*
Opportunities	value	value	(11/1/16–
Fund	(11/1/16)	(4/30/17)	4/30/17)
Actual return
Institutional Class	$1,000.00	$1,130.48	$3.33
Advisor Class	1,000.00	1,129.33	3.43
Premier Class	1,000.00	1,129.02	4.17
Retirement Class	1,000.00	1,129.00	4.70
Retail Class	1,000.00	1,128.45	5.75
5% annual hypothetical return
Institutional Class	1,000.00	1,021.67	3.16
Advisor Class	1,000.00	1,021.57	3.26
Premier Class	1,000.00	1,020.88	3.96
Retirement Class	1,000.00	1,020.38	4.46
Retail Class	1,000.00	1,019.39	5.46

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.63% for the Institutional Class, 0.65% for the Advisor Class, 0.79% for the Premier Class, 0.89% for the Retirement Class and 1.09% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 4/30/2017
Net assets	$1.31 billion
Number of holdings	101
Portfolio turnover rate†	15%
Weighted median market capitalization	$9.03 billion
Price/earnings ratio (weighted 12-month trailing average)‡	25.0

†	The portfolio turnover rate covers the six-month period from November 1, 2016–April 30, 2017 and is not annualized.
‡	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	41

Social Choice International Equity Fund

Portfolio composition

Sector	% of net assets as of 4/30/2017
Financials	22.2
Industrials	14.3
Consumer discretionary	13.1
Health care	10.6
Materials	9.0
Consumer staples	8.6
Information technology	4.8
Telecommunication services	4.4
Energy	3.9
Real estate	3.9
Utilities	3.7
Short-term investments, other assets & liabilities, net	1.5
Total	100.0

Holdings by country

% of portfolio investments as of 4/30/2017
Japan	22.9
United Kingdom	16.7
France	10.6
Germany	9.0
Switzerland	8.9
Australia	7.3
Sweden	3.5
Netherlands	3.4
Hong Kong	3.3
Spain	3.2
14 other nations	10.1
Short-term investments	1.1
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2017
More than $50 billion	24.2
More than $15 billion–$50 billion	45.5
More than $2 billion–$15 billion	30.3
Total	100.0

Performance for the six months ended April 30, 2017

The Social Choice International Equity Fund returned 12.03% for the Institutional Class, compared with the 11.47% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2017, the fund returned 12.52% versus 11.29% for the index. The table below shows returns for all share classes of the fund. The fund screens investments by using certain environmental, social and governance criteria, while the benchmark does not.

Excluding some stocks benefits the fund’s relative performance

Because of its social criteria, the fund did not invest in a number of stocks included in the MSCI EAFE Index. Avoiding these companies produced mixed results during the six-month period, but the net effect was to increase the fund’s performance relative to its benchmark.

Excluding Toyota, Teva and BP contributed to the fund’s results relative to its benchmark. Toyota’s stock declined after the U.S. presidential election, as the new administration was opposed to the Japanese automaker’s plans to build a new plant in Mexico. Israeli drug maker Teva’s share price declined on uncertainty over the future of the company’s injectable multiple sclerosis drug Copaxone due to competing generic versions, the new administration’s plans to lower drug prices in America and concerns regarding Teva’s debt level. International energy giant BP’s stock declined on worries about the company’s cash flow, debt level and high dividend payouts in the face of oil prices below $60 per barrel.

By contrast, some excluded stocks detracted from relative performance, notably Banco Santander, Siemens and LVMH Moet Hennessy Louis Vuitton. Spain’s Banco Santander benefited from the improved profitability outlook for banks and mortgage lenders with the onset of rising global interest rates. Siemens investors reacted favorably to the German electronics manufacturer’s

Performance as of April 30, 2017

Social Choice International Equity Fund			Total return		Average annual total return		Annual operating expenses*
	Ticker	Inception date	6 months	1 year	since inception		gross	net
Institutional Class	TSONX	8/7/15	12.03%	12.52%	2.86%		1.35%	0.40%
Advisor Class	TSOHX	12/4/15	11.89	12.49	2.84	†	1.43	0.48
Premier Class	TSOPX	8/7/15	11.88	12.37	2.68		1.52	0.55
Retirement Class	TSOEX	8/7/15	11.85	12.21	2.59		1.61	0.65
Retail Class	TSORX	8/7/15	11.66	12.14	2.44		1.66	0.72
MSCI EAFE Index		—	11.47	11.29	1.63	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

42	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

profit increase in its most recently reported quarter, as well as the company’s plans to spin off its health care business. The share price of French luxury-goods producer LVMH reached an all-time high after management reported record revenue and profits for 2016.

Fund outperforms the benchmark’s robust return

To compensate for the exclusion of some stocks within the MSCI EAFE Index, the fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.

The fund’s biggest contributor to performance relative to its benchmark was an overweight position in Actelion, which benefited from an acquisition offer by a Switzerland-based subsidiary of Johnson & Johnson. The fund’s overweight position in CaixaBank also helped, as the Spanish bank’s stock rose on prospects for increased lending and the outlook for higher interest rates. An overweight position in Christian Dior also aided the fund’s relative performance.

Other investments tempered these positive effects on the fund’s relative performance. Chief among these were overweight positions in British stocks BT Group, a telecommunications firm that declined in part due to an accounting scandal in the company’s Italian business, and Johnson Matthey, a refiner and fabricator of precious metals that reported a decline in earnings and lower sales in North America. In addition, the fund’s holdings of Swiss-Irish food maker Aryzta decreased as a result of prospects for lower sales due to increased competition and the effects of Britain’s exit from the European Union.

The fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2017

			Expenses
			paid
	Beginning	Ending	during
Social Choice	account	account	period*
International	value	value	(11/1/16–
Equity Fund	(11/1/16)	(4/30/17)	4/30/17)
Actual return
Institutional Class	$1,000.00	$1,120.32	$2.10
Advisor Class	1,000.00	1,118.91	2.36
Premier Class	1,000.00	1,118.84	2.89
Retirement Class	1,000.00	1,118.49	3.41
Retail Class	1,000.00	1,116.56	4.15
5% annual hypothetical return
Institutional Class	1,000.00	1,022.81	2.01
Advisor Class	1,000.00	1,022.56	2.26
Premier Class	1,000.00	1,022.07	2.76
Retirement Class	1,000.00	1,021.57	3.26
Retail Class	1,000.00	1,020.88	3.96

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.45% for the Advisor Class, 0.55% for the Premier Class, 0.65% for the Retirement Class and 0.79% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 4/30/2017
Net assets	$0.03 billion
Number of holdings	398
Portfolio turnover rate†	6%
Weighted median market capitalization	$27.70 billion
Price/earnings ratio (weighted 12-month trailing average)‡	19.3

†	The portfolio turnover rate covers the six-month period from November 1, 2016–April 30, 2017 and is not annualized.
‡	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	43

Summary portfolio of investments (unaudited)

Enhanced Large-Cap Growth Index Fund  ■  April 30, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$34,612,080	1.5%
BANKS			5,742,948	0.2
CAPITAL GOODS
106,384		3M Co	20,833,179	0.9
155,223		Boeing Co	28,689,867	1.2
129,679		Honeywell International, Inc	17,006,104	0.7
76,816		Lockheed Martin Corp	20,698,071	0.9
63,347		Northrop Grumman Corp	15,580,828	0.7
		Other	110,442,873	4.7
			213,250,922	9.1
COMMERCIAL & PROFESSIONAL SERVICES
173,919		Waste Management, Inc	12,657,825	0.5
		Other	6,666,029	0.3
			19,323,854	0.8
CONSUMER DURABLES & APPAREL			49,109,027	2.1
CONSUMER SERVICES
108,185		McDonald’s Corp	15,138,327	0.6
118,949		Wyndham Worldwide Corp	11,337,029	0.5
		Other	39,381,990	1.6
			65,857,346	2.7
DIVERSIFIED FINANCIALS
720,000		iShares Russell 1000 Growth Index Fund	83,757,600	3.6
		Other	52,979,683	2.2
			136,737,283	5.8
ENERGY			1,434,926	0.1
FOOD & STAPLES RETAILING
148,864		CVS Health Corp	12,272,348	0.5
		Other	1,517,415	0.1
			13,789,763	0.6
FOOD, BEVERAGE & TOBACCO
415,688		Altria Group, Inc	29,838,084	1.3
406,654		Coca-Cola Co	17,547,120	0.7
260,906		PepsiCo, Inc	29,555,432	1.3
		Other	57,969,361	2.4
			134,909,997	5.7
HEALTH CARE EQUIPMENT & SERVICES
204,291	*	Express Scripts Holding Co	12,531,210	0.5
211,376		UnitedHealth Group, Inc	36,965,435	1.6
		Other	106,579,140	4.5
			156,075,785	6.6
HOUSEHOLD & PERSONAL PRODUCTS			18,251,917	0.8
INSURANCE
111,488		Aon plc	13,360,722	0.6
151,315		Marsh & McLennan Cos, Inc	11,216,981	0.5
		Other	7,471,684	0.3
			32,049,387	1.4
				% of net
Shares		Company	Value	assets
MATERIALS
88,627		Air Products & Chemicals, Inc	$12,452,094	0.5%
		Other	71,194,883	3.1
			83,646,977	3.6
MEDIA
177,640		CBS Corp (Class B)	11,823,719	0.5
703,761		Comcast Corp (Class A)	27,580,394	1.2
341,039		Walt Disney Co	39,424,108	1.7
		Other	54,541,379	2.3
			133,369,600	5.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
267,983		AbbVie, Inc	17,670,799	0.8
166,212		Amgen, Inc	27,145,744	1.2
56,132	*	Biogen Idec, Inc	15,223,560	0.7
206,263		Bristol-Myers Squibb Co	11,561,041	0.5
120,452	*	Celgene Corp	14,942,071	0.6
155,336		Eli Lilly & Co	12,746,872	0.5
299,382		Gilead Sciences, Inc	20,522,636	0.9
		Other	43,172,882	1.7
			162,985,605	6.9
REAL ESTATE			36,353,038	1.5
RETAILING
72,508	*	Amazon.com, Inc	67,069,175	2.9
258,779		Home Depot, Inc	40,395,402	1.7
12,157	*	Priceline.com, Inc	22,451,790	1.0
		Other	64,790,496	2.7
			194,706,863	8.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
369,500		Applied Materials, Inc	15,005,395	0.6
70,206		Broadcom Ltd	15,502,187	0.7
86,775		Lam Research Corp	12,569,359	0.5
287,468		Texas Instruments, Inc	22,761,716	1.0
		Other	31,035,296	1.3
			96,873,953	4.1
SOFTWARE & SERVICES
175,407		Accenture plc	21,276,869	0.9
57,015	*	Alphabet, Inc (Class A)	52,711,508	2.2
58,769	*	Alphabet, Inc (Class C)	53,242,363	2.3
416,447	*	eBay, Inc	13,913,494	0.6
143,795	*	Electronic Arts, Inc	13,634,642	0.6
419,600	*	Facebook, Inc	63,044,900	2.7
109,761	*	Fiserv, Inc	13,076,926	0.6
161,688		International Business Machines Corp	25,916,970	1.1
99,287		Intuit, Inc	12,431,725	0.5
225,249		MasterCard, Inc (Class A)	26,200,964	1.1
1,555,729		Microsoft Corp	106,505,207	4.5
291,619		Visa, Inc (Class A)	26,601,485	1.1
		Other	91,191,740	3.9
			519,748,793	22.1
TECHNOLOGY HARDWARE & EQUIPMENT
1,017,181		Apple, Inc	146,118,051	6.2
		Other	31,121,008	1.2
			177,239,059	7.4

44	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Enhanced Large-Cap Growth Index Fund  ■  April 30, 2017

Shares	Company	Value	% of net assets
TELECOMMUNICATION SERVICES
278,487	Verizon Communications, Inc	$12,785,338	0.5%
	Other	6,453,413	0.3
		19,238,751	0.8
TRANSPORTATION		37,588,940	1.6
	TOTAL COMMON STOCKS (Cost $1,752,333,745)	2,342,896,814	99.4

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$12,050,000	0.680%, 05/01/17	12,050,000	0.5
		12,050,000	0.5
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
6,530,270	c	State Street Navigator Securities Lending Government Money Market Portfolio	$6,530,270	0.3%
			6,530,270	0.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $18,580,270)		18,580,270	0.8
	TOTAL PORTFOLIO (Cost $1,770,914,015)		2,361,477,084	100.2
	OTHER ASSETS & LIABILITIES, NET		(5,593,335)	(0.2)
	NET ASSETS		$2,355,883,749	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/17, the aggregate value of securities on loan was $6,330,565.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	45

Summary portfolio of investments (unaudited)

Enhanced Large-Cap Value Index Fund  ■  April 30, 2017

Shares	Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
933,397	Ford Motor Co	$10,706,064	0.5%
	Other	21,444,815	0.9
		32,150,879	1.4
BANKS
2,151,763	Bank of America Corp	50,222,148	2.2
615,657	Citigroup, Inc	36,397,642	1.6
794,181	JPMorgan Chase & Co	69,093,747	3.1
159,534	PNC Financial Services Group, Inc	19,104,197	0.9
330,016	US Bancorp	16,923,220	0.8
1,004,153	Wells Fargo & Co	54,063,598	2.4
	Other	23,406,346	1.0
		269,210,898	12.0
CAPITAL GOODS
1,159,024	General Electric Co	33,600,106	1.5
	Other	136,855,057	6.1
		170,455,163	7.6
COMMERCIAL & PROFESSIONAL SERVICES		11,332,563	0.6
CONSUMER DURABLES & APPAREL		3,252,621	0.2
CONSUMER SERVICES
191,149	Carnival Corp	11,807,274	0.5
	Other	14,549,164	0.7
		26,356,438	1.2
DIVERSIFIED FINANCIALS
254,879	American Express Co	20,199,161	0.9
187,364	Capital One Financial Corp	15,060,318	0.7
81,725	Goldman Sachs Group, Inc	18,290,055	0.8
563,000	iShares Russell 1000 Value Index Fund	64,587,360	2.9
360,318	Morgan Stanley	15,626,992	0.6
	Other	62,068,311	2.7
		195,832,197	8.6
ENERGY
358,759	Chevron Corp	38,279,585	1.7
220,534	ConocoPhillips	10,565,784	0.5
784,951	Exxon Mobil Corp	64,091,249	2.9
276,500	Schlumberger Ltd	20,071,135	0.9
	Other	111,494,724	4.9
		244,502,477	10.9
FOOD & STAPLES RETAILING
176,763	Walgreens Boots Alliance, Inc	15,297,070	0.7
394,340	Wal-Mart Stores, Inc	29,646,481	1.3
	Other	5,804,106	0.3
		50,747,657	2.3
FOOD, BEVERAGE & TOBACCO
190,193	Philip Morris International, Inc	21,080,992	0.9
	Other	32,878,081	1.5
		53,959,073	2.4
				% of net
Shares		Company	Value	assets
HEALTH CARE EQUIPMENT & SERVICES
70,196		Cigna Corp	$10,976,548	0.5%
163,653		Medtronic plc	13,597,928	0.6
		Other	53,674,197	2.4
			78,248,673	3.5
HOUSEHOLD & PERSONAL PRODUCTS
425,365		Procter & Gamble Co	37,147,125	1.7
		Other	7,971,764	0.3
			45,118,889	2.0
INSURANCE
183,614		Aflac, Inc	13,749,016	0.6
152,515		Allstate Corp	12,397,944	0.6
328,427	*	Berkshire Hathaway, Inc (Class B)	54,259,425	2.4
164,076		Principal Financial Group	10,686,270	0.5
162,458		Prudential Financial, Inc	17,387,880	0.8
		Other	93,281,416	4.1
			201,761,951	9.0
MATERIALS
118,347		Celanese Corp (Series A)	10,300,923	0.5
196,557		Dow Chemical Co	12,343,780	0.6
123,364		Eastman Chemical Co	9,838,279	0.4
182,371		Nucor Corp	11,184,813	0.5
		Other	57,983,369	2.5
			101,651,164	4.5
MEDIA			19,315,701	0.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
377,088		Johnson & Johnson	46,559,055	2.1
431,050		Merck & Co, Inc	26,867,347	1.2
913,913		Pfizer, Inc	30,999,929	1.4
		Other	7,396,362	0.3
			111,822,693	5.0
REAL ESTATE			78,536,964	3.5
RETAILING			23,526,868	1.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
980,802		Intel Corp	35,455,993	1.6
		Other	51,977,664	2.3
			87,433,657	3.9
SOFTWARE & SERVICES
86,622		International Business Machines Corp	13,884,641	0.6
585,744		Oracle Corp	26,335,050	1.2
		Other	28,117,335	1.3
			68,337,026	3.1
TECHNOLOGY HARDWARE & EQUIPMENT
130,497		Apple, Inc	18,745,894	0.8
1,156,198		Cisco Systems, Inc	39,391,666	1.8
116,117		Motorola, Inc	9,982,578	0.4
		Other	36,048,698	1.6
			104,168,836	4.6

46	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Enhanced Large-Cap Value Index Fund  ■  April 30, 2017

Shares	Company	Value	% of net assets
TELECOMMUNICATION SERVICES
1,212,115	AT&T, Inc	$48,036,117	2.1%
264,992	Verizon Communications, Inc	12,165,783	0.5
	Other	5,138,044	0.3
		65,339,944	2.9
TRANSPORTATION
182,206	Union Pacific Corp	20,399,784	0.9
	Other	41,132,354	1.8
		61,532,138	2.7
UTILITIES
126,460	Duke Energy Corp	10,432,950	0.5
320,125	Exelon Corp	11,085,929	0.5
95,079	NextEra Energy, Inc	12,698,751	0.6
	Other	80,149,131	3.5
		114,366,761	5.1
	TOTAL COMMON STOCKS (Cost $1,839,510,669)	2,218,961,231	98.9

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$16,250,000	0.680%, 05/01/17	16,250,000	0.7
		16,250,000	0.7
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
11,098,736	c	State Street Navigator Securities Lending Government Money Market Portfolio	$11,098,736	0.5%
			11,098,736	0.5
	TOTAL SHORT-TERM INVESTMENTS (Cost $27,348,736)		27,348,736	1.2
	TOTAL PORTFOLIO (Cost $1,866,859,405)		2,246,309,967	100.1
	OTHER ASSETS & LIABILITIES, NET		(3,738,967)	(0.1)
	NET ASSETS		$2,242,571,000	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/17, the aggregate value of securities on loan was $10,773,540.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	47

Summary portfolio of investments (unaudited)

Growth & Income Fund  ■  April 30, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$19,613,660	0.3%
BANKS
4,610,512		Bank of America Corp	107,609,350	1.7
657,415		Citigroup, Inc	38,866,375	0.6
1,457,198		JPMorgan Chase & Co	126,776,226	2.1
1,004,395		Wells Fargo & Co	54,076,627	0.9
		Other	158,325,623	2.5
			485,654,201	7.8
CAPITAL GOODS
395,091		Caterpillar, Inc	40,402,006	0.7
2,064,354	n	General Electric Co	59,845,622	1.0
554,114	n	Honeywell International, Inc	72,666,510	1.2
296,634	n	Parker-Hannifin Corp	47,698,747	0.8
302,999	n	Raytheon Co	47,028,475	0.8
		Other	241,828,350	3.8
			509,469,710	8.3
COMMERCIAL & PROFESSIONAL SERVICES
540,935		Waste Management, Inc	39,369,249	0.6
			39,369,249	0.6
CONSUMER DURABLES & APPAREL			134,889,508	2.2
CONSUMER SERVICES			103,214,741	1.7
DIVERSIFIED FINANCIALS
1,328,452		Morgan Stanley	57,614,963	0.9
		Other	113,145,218	1.9
			170,760,181	2.8
ENERGY
500,594		Chevron Corp	53,413,380	0.9
356,075	*,n	Concho Resources, Inc	45,100,459	0.7
925,080	*	Continental Resources, Inc	39,232,643	0.6
665,150		EOG Resources, Inc	61,526,375	1.0
		Other	205,089,018	3.3
			404,361,875	6.5
FOOD, BEVERAGE & TOBACCO
228,861		Costco Wholesale Corp	40,627,405	0.7
446,231		PepsiCo, Inc	50,549,047	0.8
496,652	n	Philip Morris International, Inc	55,048,908	0.9
		Other	279,585,963	4.5
			425,811,323	6.9
HEALTH CARE EQUIPMENT & SERVICES
1,877,999	*	Boston Scientific Corp	49,541,614	0.8
283,901		Cigna Corp	44,393,599	0.7
		Other	287,619,663	4.7
			381,554,876	6.2
HOUSEHOLD & PERSONAL PRODUCTS
573,046		Colgate-Palmolive Co	41,282,234	0.7
704,425		Procter & Gamble Co	61,517,435	1.0
		Other	41,821,136	0.6
			144,620,805	2.3
Shares		Company	Value	% of net assets
INSURANCE
451,166		Chubb Ltd	$61,922,534	1.0%
		Other	61,404,882	1.0
			123,327,416	2.0
MATERIALS
1,140,839		Dow Chemical Co	71,644,689	1.2
		Other	138,240,635	2.2
			209,885,324	3.4
MEDIA
2,148,282		Comcast Corp (Class A)	84,191,172	1.4
963,856		Viacom, Inc (Class B)	41,021,711	0.7
559,038		Walt Disney Co	64,624,793	1.1
		Other	42,894,071	0.6
			232,731,747	3.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
171,567		Allergan plc	41,838,329	0.7
404,223	*,n	Celgene Corp	50,143,863	0.8
552,644	n	Eli Lilly & Co	45,349,967	0.7
1,151,750		Merck & Co, Inc	71,788,577	1.2
1,413,543		Pfizer, Inc	47,947,378	0.8
		Other	252,122,669	4.0
			509,190,783	8.2
REAL ESTATE			42,900,744	0.7
RETAILING
152,556	*	Amazon.com, Inc	141,112,775	2.3
639,503		Home Depot, Inc	99,826,418	1.6
		Other	152,036,915	2.4
			392,976,108	6.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
979,205		Applied Materials, Inc	39,765,515	0.6
222,525	n	Broadcom Ltd	49,135,745	0.8
396,204		NVIDIA Corp	41,324,077	0.7
		Other	107,081,422	1.7
			237,306,759	3.8
SOFTWARE & SERVICES
179,125	*	Alphabet, Inc (Class C)	162,280,085	2.6
684,894	*	Facebook, Inc	102,905,324	1.7
2,355,992		Microsoft Corp	161,291,212	2.6
1,197,208		Oracle Corp	53,826,472	0.9
662,851	*	salesforce.com, Inc	57,084,728	0.9
628,992		Visa, Inc (Class A)	57,376,650	0.9
		Other	260,158,710	4.2
			854,923,181	13.8
TECHNOLOGY HARDWARE & EQUIPMENT
1,762,379		Apple, Inc	253,165,743	4.1
1,711,794		Cisco Systems, Inc	58,320,822	0.9
		Other	103,815,285	1.7
			415,301,850	6.7

48	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Growth & Income Fund  ■  April 30, 2017

Shares	Company	Value	% of net assets
TELECOMMUNICATION SERVICES
2,159,538	AT&T, Inc	$85,582,491	1.4%
594,895	* T-Mobile US, Inc	40,018,587	0.6
		125,601,078	2.0
TRANSPORTATION
980,433	CSX Corp	49,845,214	0.8
	Other	62,014,752	1.0
		111,859,966	1.8
UTILITIES
329,061	NextEra Energy, Inc	43,949,387	0.7
	Other	50,932,149	0.8
		94,881,536	1.5
	TOTAL COMMON STOCKS (Cost $4,605,312,897)	6,170,206,621	99.6
PURCHASED OPTIONS
CONSUMER DURABLES & APPAREL		60,150	0.0
FOOD & STAPLES RETAILING		21,910	0.0
HEALTH CARE EQUIPMENT & SERVICES		500	0.0
HOUSEHOLD & PERSONAL PRODUCTS		11,000	0.0
MATERIALS		497,900	0.0
MEDIA		541,320	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		75,795	0.0
TECHNOLOGY HARDWARE & EQUIPMENT		22,620	0.0
	TOTAL PURCHASED OPTIONS (Cost $1,057,086)	1,231,195	0.0
Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			$7,350,000	0.1%

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
77,682,897	c	State Street Navigator Securities Lending Government Money Market Portfolio	77,682,897	1.3
			77,682,897	1.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $85,032,897)		85,032,897	1.4
	TOTAL PORTFOLIO (Cost $4,691,402,880)		6,256,470,713	101.0
	OTHER ASSETS & LIABILITIES, NET		(60,689,810)	(1.0)
	NET ASSETS		$6,195,780,903	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/17, the aggregate value of securities on loan was $74,798,242.

At 4/30/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $23,631,859 or 0.4% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	49

Summary portfolio of investments (unaudited)

Large-Cap Growth Fund  ■  April 30, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
157,018	*	Tesla Motors, Inc	$49,314,643	1.2%
			49,314,643	1.2
BANKS
2,258,781		Bank of America Corp	52,719,949	1.3
415,685		JPMorgan Chase & Co	36,164,595	0.8
			88,884,544	2.1
CAPITAL GOODS
162,499		Northrop Grumman Corp	39,968,254	1.0
263,684		Parker-Hannifin Corp	42,400,387	1.0
181,665		Roper Industries, Inc	39,730,135	0.9
		Other	25,280,404	0.6
			147,379,180	3.5
COMMERCIAL & PROFESSIONAL SERVICES
879,045	*	IHS Markit Ltd	38,150,553	0.9
956,765		Nielsen NV	39,351,744	0.9
			77,502,297	1.8
CONSUMER DURABLES & APPAREL
1,417,570		Nike, Inc (Class B)	78,547,554	1.9
		Other	10,167,612	0.2
			88,715,166	2.1
CONSUMER SERVICES
593,936		Marriott International, Inc (Class A)	56,079,437	1.3
1,136,667		Starbucks Corp	68,268,220	1.6
		Other	55,025,761	1.4
			179,373,418	4.3
DIVERSIFIED FINANCIALS
1,036,842		Charles Schwab Corp	40,281,312	1.0
		Other	43,898,509	1.0
			84,179,821	2.0
ENERGY
433,190		EOG Resources, Inc	40,070,075	1.0
		Other	29,913,166	0.7
			69,983,241	1.7
FOOD, BEVERAGE & TOBACCO
295,048		Costco Wholesale Corp	52,376,921	1.2
		Other	46,847,021	1.2
			99,223,942	2.4
HEALTH CARE EQUIPMENT & SERVICES
751,366	*	Cerner Corp	48,650,948	1.2
74,283	*	Intuitive Surgical, Inc	62,090,931	1.5
555,620		UnitedHealth Group, Inc	97,166,826	2.2
			207,908,705	4.9
HOUSEHOLD & PERSONAL PRODUCTS
787,305		Estee Lauder Cos (Class A)	68,605,758	1.6
			68,605,758	1.6
Shares		Company	Value	% of net assets
MATERIALS
528,377		Monsanto Co	$61,614,042	1.5%
121,781		Sherwin-Williams Co	40,757,665	1.0
		Other	25,181,844	0.5
			127,553,551	3.0
MEDIA
2,163,770		Comcast Corp (Class A)	84,798,146	2.0
713,657		Walt Disney Co	82,498,749	2.0
		Other	32,590,572	0.7
			199,887,467	4.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
237,774		Allergan plc	57,983,568	1.4
490,680	*,n	Celgene Corp	60,868,854	1.4
230,407	*	Illumina, Inc	42,593,038	1.0
838,441		Zoetis, Inc	47,044,924	1.1
		Other	165,885,981	4.0
			374,376,365	8.9
RETAILING
174,615	*	Amazon.com, Inc	161,517,129	3.8
312,757		Expedia, Inc	41,821,866	1.0
541,891		Home Depot, Inc	84,589,185	2.0
406,735	*	NetFlix, Inc	61,905,067	1.5
23,932	*	Priceline.com, Inc	44,198,096	1.0
			394,031,343	9.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
452,037		Broadcom Ltd	99,814,290	2.4
		Other	67,558,317	1.6
			167,372,607	4.0
SOFTWARE & SERVICES
891,061		Activision Blizzard, Inc	46,557,937	1.1
1,092,527	*	Adobe Systems, Inc	146,114,561	3.5
106,203	*	Alphabet, Inc (Class A)	98,186,798	2.3
174,749	*	Alphabet, Inc (Class C)	158,315,604	3.8
534,224		Automatic Data Processing, Inc	55,821,066	1.3
1,163,888	*	Facebook, Inc	174,874,172	4.1
1,029,231		Intuit, Inc	128,870,014	3.1
524,068		MasterCard, Inc (Class A)	60,959,590	1.4
2,762,216		Microsoft Corp	189,101,307	4.5
874,136	*	PayPal Holdings, Inc	41,713,770	1.0
428,291	*	Red Hat, Inc	37,723,871	0.9
973,825	*	salesforce.com, Inc	83,865,809	2.0
1,402,900		Tencent Holdings Ltd	43,957,515	1.0
1,302,610		Visa, Inc (Class A)	118,824,084	2.8
		Other	56,634,534	1.3
			1,441,520,632	34.1
TECHNOLOGY HARDWARE & EQUIPMENT
1,167,248		Apple, Inc	167,675,175	4.0
		Other	19,603,794	0.3
			187,278,969	4.3
TELECOMMUNICATION SERVICES
615,569	*	T-Mobile US, Inc	41,409,327	1.0
			41,409,327	1.0

50	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Growth Fund ■ April 30, 2017

Shares	Company	Value	% of net assets
TRANSPORTATION
382,309	Union Pacific Corp	$42,803,315	1.0%
	Other	25,266,902	0.6
		68,070,217	1.6
	TOTAL COMMON STOCKS (Cost $2,863,691,680)	4,162,571,193	98.5

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$43,300,000	0.680%, 05/01/17	43,300,000	1.0
	Other	7,668,267	0.2
		50,968,267	1.2
TREASURY DEBT		11,799,386	0.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $62,767,472)	62,767,653	1.5
	TOTAL PORTFOLIO (Cost $2,926,459,152)	4,225,338,846	100.0
	OTHER ASSETS & LIABILITIES, NET	(1,392,959)	0.0
	NET ASSETS	$4,223,945,887	100.0%

*	Non-income producing
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $5,617,055 or 0.1% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	51

Summary portfolio of investments (unaudited)

Large-Cap Value Fund  ■  April 30, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$40,486,032	0.6%
BANKS
7,601,278		Bank of America Corp	177,413,828	2.7
2,289,685		Citigroup, Inc	135,366,177	2.1
631,468		Comerica, Inc	44,644,788	0.7
1,119,218		JPMorgan Chase & Co	97,371,966	1.5
3,194,739		Wells Fargo & Co	172,004,748	2.6
		Other	171,889,124	2.6
			798,690,631	12.2
CAPITAL GOODS
1,171,878	*	Colfax Corp	47,425,903	0.7
909,861		Fortive Corp	57,557,807	0.9
2,502,637		General Electric Co	72,551,447	1.1
1,676,958		Triumph Group, Inc	43,936,299	0.7
		Other	282,003,094	4.3
			503,474,550	7.7
CONSUMER DURABLES & APPAREL			108,544,606	1.7
CONSUMER SERVICES
904,357		Restaurant Brands International, Inc	50,797,733	0.8
		Other	108,981,533	1.7
			159,779,266	2.5
DIVERSIFIED FINANCIALS
2,792,388	*	Deutsche Bank AG.	50,209,388	0.8
526,927		Goldman Sachs Group, Inc	117,926,263	1.8
1,268,720		Morgan Stanley	55,024,386	0.8
961,909		State Street Corp	80,704,165	1.2
		Other	92,351,763	1.5
			396,215,965	6.1
ENERGY
5,977,643		Cenovus Energy, Inc	59,656,877	0.9
898,958		Chevron Corp	95,918,819	1.5
1,209,890		EOG Resources, Inc	111,914,825	1.7
901,678		Exxon Mobil Corp	73,622,009	1.1
2,332,662	*	Matador Resources Co	50,572,112	0.8
961,949		Schlumberger Ltd	69,827,878	1.1
9,899,678	*	Weatherford International Ltd	57,121,142	0.9
1,912,633		Williams Cos, Inc	58,583,949	0.9
		Other	264,743,891	4.0
			841,961,502	12.9
FOOD & STAPLES RETAILING
733,738		Walgreens Boots Alliance, Inc	63,497,687	1.0
		Other	63,257,933	0.9
			126,755,620	1.9
FOOD, BEVERAGE & TOBACCO
869,789		Kraft Heinz Co	78,620,228	1.2
2,211,605		Mondelez International, Inc	99,588,573	1.5
831,638		Philip Morris International, Inc	92,178,756	1.4
871,922		Pinnacle Foods, Inc	50,702,264	0.8
		Other	49,656,667	0.8
			370,746,488	5.7
Shares		Company	Value	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
2,583,948		Abbott Laboratories	$112,763,491	1.7%
441,720		Cigna Corp	69,071,756	1.1
		Other	121,250,749	1.9
			303,085,996	4.7
HOUSEHOLD & PERSONAL PRODUCTS
910,578		Procter & Gamble Co	79,520,777	1.2
			79,520,777	1.2
INSURANCE
1,189,479		American International Group, Inc	72,451,166	1.1
374,261	*	Berkshire Hathaway, Inc (Class B)	61,831,660	1.0
411,693		Chubb Ltd	56,504,864	0.9
1,040,214		Metlife, Inc	53,893,487	0.8
		Other	112,010,580	1.7
			356,691,757	5.5
MATERIALS
3,630,683	*	Louisiana-Pacific Corp	93,453,780	1.4
998,340		WR Grace & Co	69,604,265	1.1
		Other	266,706,891	4.1
			429,764,936	6.6
MEDIA			34,668,772	0.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,038,969		Agilent Technologies, Inc	57,195,244	0.9
338,314		Allergan plc	82,501,252	1.3
747,581		Johnson & Johnson	92,303,826	1.4
994,115		Merck & Co, Inc	61,963,188	1.0
2,548,214		Pfizer, Inc	86,435,419	1.3
		Other	26,749,396	0.3
			407,148,325	6.2
REAL ESTATE			53,632,668	0.8
RETAILING			79,552,372	1.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,716,175		Intel Corp	62,039,726	1.0
		Other	140,636,685	2.1
			202,676,411	3.1
SOFTWARE & SERVICES
1,603,192		Oracle Corp	72,079,512	1.1
1,497,403		Symantec Corp	47,362,857	0.7
		Other	152,211,964	2.4
			271,654,333	4.2
TECHNOLOGY HARDWARE & EQUIPMENT
2,422,665		Cisco Systems, Inc	82,540,196	1.3
		Other	207,360,733	3.1
			289,900,929	4.4
TELECOMMUNICATION SERVICES
4,149,892		AT&T, Inc	164,460,220	2.5
1,690,077		Telephone & Data Systems, Inc	46,409,514	0.7
		Other	33,939,794	0.6
			244,809,528	3.8

52	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Fund ■ April 30, 2017

Shares	Company	Value	% of net assets
TRANSPORTATION
705,904	Union Pacific Corp	$79,033,012	1.2%
	Other	58,453,544	0.9
		137,486,556	2.1
UTILITIES
540,097	NextEra Energy, Inc	72,135,355	1.1
	Other	150,649,679	2.3
		222,785,034	3.4
	TOTAL COMMON STOCKS (Cost $5,246,006,551)	6,460,033,054	99.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$46,650,000	0.680%, 05/01/17	46,650,000	0.7
	Other	11,297,446	0.2
		57,947,446	0.9
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
27,893,705	c	State Street Navigator Securities Lending Government Money Market Portfolio	$27,893,705	0.4%
			27,893,705	0.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $85,841,081)		85,841,151	1.3
	TOTAL PORTFOLIO (Cost $5,331,847,632)		6,545,874,205	100.3
	OTHER ASSETS & LIABILITIES, NET		(19,989,036)	(0.3)
	NET ASSETS		$6,525,885,169	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/17, the aggregate value of securities on loan was $26,865,356.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	53

Summary portfolio of investments (unaudited)

Mid-Cap Growth Fund  ■  April 30, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
210,491		Delphi Automotive plc	$16,923,477	1.1%
			16,923,477	1.1
BANKS
384,132		Citizens Financial Group, Inc	14,101,486	0.9
		Other	17,849,042	1.2
			31,950,528	2.1
CAPITAL GOODS
235,764		A.O. Smith Corp	12,702,964	0.8
186,513		Fortune Brands Home & Security, Inc	11,888,339	0.8
311,812	*	HD Supply Holdings, Inc	12,566,024	0.8
194,000		Ingersoll-Rand plc	17,217,500	1.1
78,708		Lennox International, Inc	13,017,516	0.9
352,807		Masco Corp	13,060,915	0.9
127,027	*	Middleby Corp	17,292,185	1.2
73,428		Snap-On, Inc	12,301,393	0.8
		Other	88,640,655	5.9
			198,687,491	13.2
COMMERCIAL & PROFESSIONAL SERVICES			11,883,730	0.8
CONSUMER DURABLES & APPAREL
544,132		Mattel, Inc	12,199,440	0.8
68,446	*	Mohawk Industries, Inc	16,070,436	1.1
337,813		Newell Rubbermaid, Inc	16,127,193	1.1
		Other	29,204,722	1.9
			73,601,791	4.9
CONSUMER SERVICES
28,062	*	Chipotle Mexican Grill, Inc (Class A)	13,314,577	0.9
125,351		Marriott International, Inc (Class A)	11,835,641	0.8
223,932		Restaurant Brands International, Inc	12,578,261	0.8
		Other	46,499,262	3.1
			84,227,741	5.6
DIVERSIFIED FINANCIALS
290,801	e,n	iShares Russell Midcap Growth Index Fund	30,627,162	2.0
		Other	21,793,460	1.5
			52,420,622	3.5
ENERGY			36,518,169	2.4
FOOD & STAPLES RETAILING			4,308,001	0.3
FOOD, BEVERAGE & TOBACCO
128,248		Dr Pepper Snapple Group, Inc	11,753,929	0.8
175,701	*	Post Holdings, Inc	14,792,267	1.0
		Other	26,287,779	1.7
			52,833,975	3.5
Shares			Company	Value	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
278,645		*,e	Acadia Healthcare Co, Inc	$12,143,349	0.8%
54,051			Bard (C.R.), Inc	16,619,601	1.1
226,405		*	Centene Corp	16,844,532	1.1
126,365		*	Edwards Lifesciences Corp	13,858,450	0.9
255,738		*	Hologic, Inc	11,546,571	0.8
20,164		*	Intuitive Surgical, Inc	16,854,483	1.1
			Other	57,585,704	3.8
				145,452,690	9.6
HOUSEHOLD & PERSONAL PRODUCTS				6,759,359	0.4
MATERIALS
324,165		*	Berry Plastics Group, Inc	16,208,250	1.1
			Other	66,496,378	4.4
				82,704,628	5.5
MEDIA
719,463			Interpublic Group of Cos, Inc	16,957,743	1.1
354,928			Viacom, Inc (Class B)	15,105,736	1.0
				32,063,479	2.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
161,882		*	BioMarin Pharmaceutical, Inc	15,514,771	1.0
94,229		*	Illumina, Inc	17,419,173	1.2
97,589		*	Incyte Corp	12,128,361	0.8
136,626	*		Quintiles Transnational Holdings, Inc	11,514,839	0.8
469,369			Zoetis, Inc	26,336,295	1.8
			Other	11,143,533	0.7
				94,056,972	6.3
REAL ESTATE
65,569			Equinix, Inc	27,388,172	1.8
			Other	20,226,291	1.4
				47,614,463	3.2
RETAILING
18,925		*	AutoZone, Inc	13,099,696	0.9
68,093		*	O’Reilly Automotive, Inc	16,897,278	1.1
265,293			Ross Stores, Inc	17,244,045	1.1
			Other	46,944,373	3.1
				94,185,392	6.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
291,129			NVIDIA Corp	30,364,755	2.0
118,142			Skyworks Solutions, Inc	11,783,483	0.8
			Other	44,934,718	3.0
				87,082,956	5.8
SOFTWARE & SERVICES
258,763			CDK Global, Inc	16,822,183	1.1
247,485		*,n	Electronic Arts, Inc	23,466,528	1.6
244,966			Fidelity National Information Services, Inc	20,623,688	1.4
169,342		*	IAC/InterActiveCorp	14,057,079	0.9
183,536		*	ServiceNow, Inc	17,340,481	1.2
263,363		*	Vantiv, Inc	16,339,040	1.1
			Other	130,987,843	8.6
				239,636,842	15.9

54	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Mid-Cap Growth Fund ■ April 30, 2017

Shares		Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
182,000		Amphenol Corp (Class A)	$13,160,420	0.9%
325,614	*,n	CommScope Holding Co, Inc	13,688,813	0.9
371,785	*	Trimble Navigation Ltd	13,172,342	0.9
		Other	41,718,787	2.6
			81,740,362	5.3
TRANSPORTATION			15,621,691	1.0
	TOTAL COMMON STOCKS (Cost $1,205,356,887)		1,490,274,359	98.7
PURCHASED OPTIONS
CAPITAL GOODS			30,625	0.0
MATERIALS			50,750	0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			111,480	0.0
SOFTWARE & SERVICES			60,000	0.0
TECHNOLOGY HARDWARE & EQUIPMENT			75,450	0.0
	TOTAL PURCHASED OPTIONS (Cost $780,679)		328,305	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$15,300,000		0.680%, 05/01/17	15,300,000	1.0
			15,300,000	1.0
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
37,451,322	c	State Street Navigator Securities Lending Government Money Market Portfolio	$37,451,322	2.5%
			37,451,322	2.5
	TOTAL SHORT-TERM INVESTMENTS (Cost $52,751,322)		52,751,322	3.5
	TOTAL PORTFOLIO (Cost $1,258,888,888)		1,543,353,986	102.2
	OTHER ASSETS & LIABILITIES, NET		(32,860,805)	(2.2)
	NET ASSETS		$1,510,493,181	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan was $36,642,384.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	55

Summary portfolio of investments (unaudited)

Mid-Cap Value Fund  ■  April 30, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$50,925,141	1.0%
BANKS
873,811		Citizens Financial Group, Inc	32,077,602	0.6
658,016		Comerica, Inc	46,521,731	0.9
647,293		East West Bancorp, Inc	35,128,591	0.7
2,669,979		Huntington Bancshares, Inc	34,335,930	0.7
679,659		SunTrust Banks, Inc	38,611,428	0.7
925,218		Zions Bancorporation	37,036,476	0.7
		Other	220,818,569	4.2
			444,530,327	8.5
CAPITAL GOODS
290,053		Cummins, Inc	43,780,600	0.8
390,741		Ingersoll-Rand plc	34,678,264	0.7
365,429		L3 Technologies, Inc	62,769,739	1.2
1,327,467		Textron, Inc	61,939,610	1.2
		Other	231,380,323	4.4
			434,548,536	8.3
COMMERCIAL & PROFESSIONAL SERVICES
673,135		Republic Services, Inc	42,400,774	0.8
			42,400,774	0.8
CONSUMER DURABLES & APPAREL			113,130,923	2.2
CONSUMER SERVICES			55,691,786	1.0
DIVERSIFIED FINANCIALS
460,867		Ameriprise Financial, Inc	58,921,846	1.1
1,106,817	*	E*TRADE Financial Corp	38,240,528	0.7
1,283,704		Synchrony Financial	35,686,971	0.7
		Other	59,006,373	1.2
			191,855,718	3.7
ENERGY
271,149		Cimarex Energy Co	31,637,665	0.6
814,759	*	Continental Resources, Inc	34,553,929	0.7
867,749		Hess Corp	42,372,184	0.8
		Other	510,779,492	9.7
			619,343,270	11.8
FOOD, BEVERAGE & TOBACCO
842,081		Bunge Ltd	66,549,662	1.3
929,467		ConAgra Foods, Inc	36,044,730	0.7
331,787		Molson Coors Brewing Co (Class B)	31,815,055	0.6
675,000		Pinnacle Foods, Inc	39,251,250	0.8
563,000		Tyson Foods, Inc (Class A)	36,178,380	0.7
		Other	78,536,460	1.4
			288,375,537	5.5
HEALTH CARE EQUIPMENT & SERVICES
1,656,245	*	Boston Scientific Corp	43,691,743	0.8
		Other	57,285,233	1.1
			100,976,976	1.9
Shares		Company	Value	% of net assets
INSURANCE
235,877		Chubb Ltd	$32,374,118	0.6%
979,678		Hartford Financial Services Group, Inc	47,377,228	0.9
424,733		Marsh & McLennan Cos, Inc	31,485,458	0.6
804,494		XL Group Ltd	33,668,074	0.6
		Other	246,019,435	4.8
			390,924,313	7.5
MATERIALS
553,855		Albemarle Corp	60,320,348	1.2
495,327		WR Grace & Co	34,534,198	0.7
		Other	305,388,690	5.7
			400,243,236	7.6
MEDIA			84,419,637	1.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
858,413		Agilent Technologies, Inc	47,255,636	0.9
		Other	72,294,078	1.4
			119,549,714	2.3
REAL ESTATE
174,812		AvalonBay Communities, Inc	33,186,310	0.6
1,175,000		HCP, Inc	36,836,250	0.7
333,508		Mid-America Apartment Communities, Inc	33,087,329	0.6
580,000		Ventas, Inc	37,125,800	0.7
		Other	260,558,051	5.1
			400,793,740	7.7
RETAILING
424,066		TJX Companies, Inc	33,348,550	0.6
		Other	92,518,285	1.8
			125,866,835	2.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
264,391		Lam Research Corp	38,297,036	0.7
1,287,809	*	Micron Technology, Inc	35,633,675	0.7
		Other	90,983,084	1.8
			164,913,795	3.2
SOFTWARE & SERVICES
1,843,850		Symantec Corp	58,320,975	1.1
		Other	74,339,707	1.4
			132,660,682	2.5
TECHNOLOGY HARDWARE & EQUIPMENT
1,631,109	*	Ciena Corp	37,368,707	0.7
466,499		TE Connectivity Ltd	36,093,028	0.7
598,675		Western Digital Corp	53,323,982	1.0
		Other	100,503,587	1.9
			227,289,304	4.3
TELECOMMUNICATION SERVICES
521,984	*	Level 3 Communications, Inc	31,715,748	0.6
		Other	30,097,462	0.6
			61,813,210	1.2

56	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Mid-Cap Value Fund  ■  April 30, 2017

Shares		Company	Value	% of net assets
TRANSPORTATION
979,388		American Airlines Group, Inc	$41,741,517	0.8%
1,072,218		CSX Corp	54,511,563	1.0
599,041	*	United Continental Holdings, Inc	42,058,669	0.8
		Other	76,683,361	1.5
			214,995,110	4.1
UTILITIES
346,283		DTE Energy Co	36,217,739	0.7
558,942		Edison International	44,698,592	0.9
479,535		Sempra Energy	54,197,046	1.0
		Other	356,434,924	6.8
			491,548,301	9.4
	TOTAL COMMON STOCKS (Cost $3,775,089,252)		5,156,796,865	98.5

Principal		Issuer
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$50,000,000		0.680%, 05/01/17	50,000,000	1.0
		Other	20,126,276	0.4
			70,126,276	1.4

Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
80,278,942	c	State Street Navigator Securities Lending Government Money Market Portfolio	$80,278,942	1.5%
			80,278,942	1.5
	TOTAL SHORT-TERM INVESTMENTS (Cost $150,405,318)		150,405,218	2.9
	TOTAL PORTFOLIO (Cost $3,925,494,570)		5,307,202,083	101.4
	OTHER ASSETS & LIABILITIES, NET		(71,437,765)	(1.4)
	NET ASSETS		$5,235,764,318	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/17, the aggregate value of securities on loan was $77,126,280.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	57

Summary portfolio of investments (unaudited)

Small-Cap Equity Fund  ■  April 30, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$49,875,272	1.5%
BANKS
567,100		Cathay General Bancorp	21,578,155	0.6
637,200	*	Essent Group Ltd	23,582,772	0.7
756,340		First Midwest Bancorp, Inc	17,176,481	0.5
1,326,348		Fulton Financial Corp	24,471,121	0.7
490,600		Hancock Holding Co	22,911,020	0.7
1,360,900		Investors Bancorp, Inc	18,848,465	0.6
1,949,800	*	MGIC Investment Corp	20,550,892	0.6
788,630		Provident Financial Services, Inc	20,259,905	0.6
1,421,680		Radian Group, Inc	23,997,958	0.7
796,768		Sterling Bancorp/DE	18,524,856	0.5
622,812		United Community Banks, Inc	17,033,908	0.5
537,300		Washington Federal, Inc	18,107,010	0.5
		Other	202,968,500	5.9
			450,011,043	13.1
CAPITAL GOODS
199,500		Curtiss-Wright Corp	18,645,270	0.5
394,066		EMCOR Group, Inc	25,905,899	0.8
232,155		EnerSys	19,294,402	0.6
1,004,200	*	MRC Global, Inc	18,306,566	0.5
290,000		Toro Co	18,826,800	0.6
		Other	242,951,755	7.0
			343,930,692	10.0
COMMERCIAL & PROFESSIONAL SERVICES			124,123,508	3.6
CONSUMER DURABLES & APPAREL			108,912,919	3.1
CONSUMER SERVICES
351,701	*	Grand Canyon Education, Inc	26,433,847	0.8
90,480		Vail Resorts, Inc	17,884,277	0.5
		Other	100,370,615	2.9
			144,688,739	4.2
DIVERSIFIED FINANCIALS
278,838		Evercore Partners, Inc (Class A)	20,564,303	0.6
1,251,600		New Residential Investment Corp	20,864,172	0.6
430,926	*	Stifel Financial Corp	21,059,354	0.6
		Other	24,410,256	0.7
			86,898,085	2.5
ENERGY
2,933,820	*	McDermott International, Inc	19,187,183	0.6
		Other	108,677,763	3.1
			127,864,946	3.7
FOOD, BEVERAGE & TOBACCO			77,993,396	2.3
HEALTH CARE EQUIPMENT & SERVICES
235,320		Hill-Rom Holdings, Inc	17,799,605	0.5
222,900	*	Masimo Corp	22,900,746	0.7
265,100	*	Medidata Solutions, Inc	17,345,493	0.5
		Other	144,878,689	4.2
			202,924,533	5.9
HOUSEHOLD & PERSONAL PRODUCTS			15,902,181	0.4
Shares		Company	Value	% of net assets
INSURANCE
879,615		American Equity Investment Life Holding Co	$20,864,468	0.6%
		Other	40,840,328	1.3
			61,704,796	1.9
MATERIALS
833,800	*	Louisiana-Pacific Corp	21,462,012	0.6
220,340		Minerals Technologies, Inc	17,340,758	0.5
469,100		PolyOne Corp	18,393,411	0.5
		Other	122,455,758	3.6
			179,651,939	5.2
MEDIA
572,390	*	Live Nation, Inc	18,408,062	0.5
		Other	6,570,808	0.2
			24,978,870	0.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			270,211,125	7.9
REAL ESTATE
248,110		Coresite Realty	24,277,564	0.7
660,550		First Industrial Realty Trust, Inc	18,587,877	0.5
1,552,700		Medical Properties Trust, Inc	20,293,789	0.6
149,928		PS Business Parks, Inc	18,222,249	0.5
		Other	152,824,388	4.5
			234,205,867	6.8
RETAILING
163,440		Children’s Place Retail Stores, Inc	18,762,912	0.6
		Other	72,161,246	2.1
			90,924,158	2.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
874,298	*	Entegris, Inc	21,682,590	0.6
239,900		MKS Instruments, Inc	18,772,175	0.6
237,857	*	Silicon Laboratories, Inc	16,923,526	0.5
		Other	111,452,265	3.3
			168,830,556	5.0
SOFTWARE & SERVICES
151,550	*	CACI International, Inc (Class A)	17,882,900	0.5
189,700		LogMeIn, Inc	21,436,100	0.6
		Other	218,929,185	6.4
			258,248,185	7.5
TECHNOLOGY HARDWARE & EQUIPMENT
196,900	*	Tech Data Corp	18,833,485	0.6
1,137,884	*	TTM Technologies, Inc	19,036,799	0.6
		Other	139,549,702	4.0
			177,419,986	5.2
TELECOMMUNICATION SERVICES			26,367,724	0.8
TRANSPORTATION
327,100	*	Hawaiian Holdings, Inc	17,761,530	0.5
		Other	21,858,227	0.7
			39,619,757	1.2

58	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Small-Cap Equity Fund ■ April 30, 2017

Shares		Company	Value	% of net assets
UTILITIES
260,090		Allete, Inc	$18,182,892	0.5%
480,423		Avista Corp	19,380,264	0.6
251,300		ONE Gas, Inc	17,296,979	0.5
216,790		Southwest Gas Corp	18,158,330	0.5
		Other	59,546,203	1.8
			132,564,668	3.9
	TOTAL COMMON STOCKS (Cost $2,773,897,810)		3,397,852,945	99.1

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$27,400,000	d	0.680%, 05/01/17	27,400,000	0.8
			27,400,000	0.8
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
52,415,316	c	State Street Navigator Securities Lending Government Money Market Portfolio	$52,415,316	1.5%
			52,415,316	1.5
	TOTAL SHORT-TERM INVESTMENTS (Cost $79,815,316)		79,815,316	2.3
	TOTAL PORTFOLIO (Cost $2,853,713,126)		3,477,668,261	101.4
	OTHER ASSETS & LIABILITIES, NET		(47,702,785)	(1.4)
	NET ASSETS		$3,429,965,476	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/17, the aggregate value of securities on loan was $48,460,758.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	59

Summary portfolio of investments (unaudited)

Small/Mid-Cap Equity Fund  ■  April 30, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
30,279		Lear Corp	$4,319,602	0.7%
43,352		Thor Industries, Inc	4,169,595	0.7
		Other	3,687,778	0.6
			12,176,975	2.0
BANKS
93,660		LegacyTexas Financial Group, Inc	3,541,285	0.6
77,512		Popular, Inc	3,248,528	0.5
19,186	*	SVB Financial Group	3,375,585	0.6
		Other	35,404,429	5.9
			45,569,827	7.6
CAPITAL GOODS
85,793		BWX Technologies, Inc	4,218,442	0.7
89,267		Comfort Systems USA, Inc	3,276,099	0.5
51,882		EMCOR Group, Inc	3,410,723	0.6
57,583		HEICO Corp (Class A)	3,529,807	0.6
30,892		Hubbell, Inc	3,494,812	0.6
23,925		Lennox International, Inc	3,956,956	0.7
		Other	50,971,758	8.3
			72,858,597	12.0
COMMERCIAL & PROFESSIONAL SERVICES
53,658		Insperity, Inc	4,901,658	0.8
44,926		Manpower, Inc	4,536,628	0.8
		Other	11,634,255	1.8
			21,072,541	3.4
CONSUMER DURABLES & APPAREL
1,569	*	NVR, Inc	3,312,551	0.6
35,642		Pool Corp	4,263,496	0.7
		Other	13,637,069	2.2
			21,213,116	3.5
CONSUMER SERVICES
115,507		ARAMARK Holdings Corp	4,218,316	0.7
190,329		Extended Stay America, Inc	3,319,338	0.6
41,969		Papa John’s International, Inc	3,318,069	0.6
59,403		Six Flags Entertainment Corp	3,719,222	0.6
		Other	8,875,008	1.4
			23,449,953	3.9
DIVERSIFIED FINANCIALS
48,149		Evercore Partners, Inc (Class A)	3,550,989	0.6
135,679	*	Green Dot Corp	4,652,433	0.8
		Other	15,575,138	2.6
			23,778,560	4.0
ENERGY			19,277,346	3.2
FOOD & STAPLES RETAILING
95,471		Spartan Stores, Inc	3,513,333	0.6
		Other	4,475,163	0.7
			7,988,496	1.3
Shares		Company	Value	% of net assets
FOOD, BEVERAGE & TOBACCO
68,328		Pinnacle Foods, Inc	$3,973,273	0.7%
		Other	4,598,441	0.7
			8,571,714	1.4
HEALTH CARE EQUIPMENT & SERVICES
56,171		Hill-Rom Holdings, Inc	4,248,774	0.7
35,186	*	Idexx Laboratories, Inc	5,901,748	1.0
		Other	20,013,987	3.3
			30,164,509	5.0
HOUSEHOLD & PERSONAL PRODUCTS
63,897	*,e	Herbalife Ltd	4,042,124	0.7
		Other	2,935,094	0.5
			6,977,218	1.2
INSURANCE
65,057		Aspen Insurance Holdings Ltd	3,405,734	0.6
34,389		Reinsurance Group of America, Inc (Class A)	4,300,000	0.7
		Other	15,848,599	2.6
			23,554,333	3.9
MATERIALS
67,455	*	Crown Holdings, Inc	3,783,551	0.6
42,375		Packaging Corp of America	4,185,803	0.7
271,332		Tronox Ltd	4,479,691	0.7
		Other	22,747,374	3.9
			35,196,419	5.9
MEDIA			8,521,854	1.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
25,814	*	Bio-Rad Laboratories, Inc (Class A)	5,634,163	0.9
40,011	*	Charles River Laboratories International, Inc	3,588,987	0.6
		Other	20,568,597	3.5
			29,791,747	5.0
REAL ESTATE
47,818		Camden Property Trust	3,936,856	0.7
151,605		Columbia Property Trust, Inc	3,411,112	0.6
144,280	*	Equity Commonwealth	4,615,517	0.8
		Other	43,624,904	7.2
			55,588,389	9.3
RETAILING
47,175	*	Burlington Stores, Inc	4,666,551	0.8
89,423		Nutri/System, Inc	4,779,659	0.8
		Other	21,036,708	3.5
			30,482,918	5.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			8,670,944	1.4
SOFTWARE & SERVICES
62,750	*	Aspen Technology, Inc	3,858,498	0.6
36,323		LogMeIn, Inc	4,104,499	0.7
205,797	*	Square, Inc	3,753,737	0.6
		Other	31,752,938	5.4
			43,469,672	7.3

60	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Small/Mid-Cap Equity Fund ■ April 30, 2017

Shares		Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
73,552		CDW Corp	$4,346,188	0.7%
95,952	*	CommScope Holding Co, Inc	4,033,822	0.7
105,616	*	Keysight Technologies, Inc	3,953,207	0.7
32,173		SYNNEX Corp	3,488,518	0.6
51,460	*	Tech Data Corp	4,922,149	0.8
		Other	15,193,458	2.5
			35,937,342	6.0
TELECOMMUNICATION SERVICES			5,058,873	0.8
TRANSPORTATION			11,856,005	2.0
UTILITIES
199,268		NRG Energy, Inc	3,367,629	0.6
52,276		Vanguard Small-Cap ETF	7,026,940	1.2
		Other	8,538,601	1.4
			18,933,170	3.2
	TOTAL COMMON STOCKS (Cost $541,656,164)		600,160,518	99.8%
Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$3,300,000		0.680%, 05/01/17	$3,300,000	0.6%
			3,300,000	0.6

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
8,925,693	c	State Street Navigator Securities Lending Government Money Market Portfolio	8,925,693	1.5
			8,925,693	1.5
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,225,693)		12,225,693	2.1
	TOTAL PORTFOLIO (Cost $553,881,857)		612,386,211	101.9
	OTHER ASSETS & LIABILITIES, NET		(11,286,617)	(1.9)
	NET ASSETS		$601,099,594	100.0%

Abbreviation(s):

ETF – Exchange Traded Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities out on loan was $8,657,302.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	61

Summary portfolio of investments (unaudited)

Social Choice Equity Fund  ■  April 30, 2017

Shares	Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS		$30,748,053	1.1%
BANKS
339,486	BB&T Corp	14,659,006	0.6
156,091	PNC Financial Services Group, Inc	18,691,897	0.7
408,382	US Bancorp	20,941,829	0.8
	Other	89,005,324	3.5
		143,298,056	5.6
CAPITAL GOODS
126,100	3M Co	24,694,163	1.0
	Other	154,242,421	6.0
		178,936,584	7.0
COMMERCIAL & PROFESSIONAL SERVICES		20,454,203	0.8
CONSUMER DURABLES & APPAREL
344,482	Nike, Inc (Class B)	19,087,748	0.7
	Other	8,931,067	0.4
		28,018,815	1.1
CONSUMER SERVICES
177,420	McDonald’s Corp	24,826,380	1.0
337,600	Starbucks Corp	20,276,256	0.8
	Other	25,902,071	1.0
		71,004,707	2.8
DIVERSIFIED FINANCIALS
234,072	American Express Co	18,550,206	0.7
350,453	Bank of New York Mellon Corp	16,492,318	0.6
	Other	116,726,373	4.6
		151,768,897	5.9
ENERGY
204,458	Schlumberger Ltd	14,841,606	0.6
	Other	127,478,396	4.9
		142,320,002	5.5
FOOD & STAPLES RETAILING		16,846,834	0.7
FOOD, BEVERAGE & TOBACCO
700,303	Coca-Cola Co	30,218,074	1.2
192,674	Kraft Heinz Co	17,415,803	0.7
260,088	PepsiCo, Inc	29,462,769	1.2
	Other	53,609,141	2.0
		130,705,787	5.1
HEALTH CARE EQUIPMENT & SERVICES
82,164	Anthem, Inc	14,616,154	0.6
88,417	Becton Dickinson & Co	16,531,327	0.6
202,777	Danaher Corp	16,897,407	0.7
	Other	81,727,147	3.1
		129,772,035	5.0
HOUSEHOLD & PERSONAL PRODUCTS
402,506	Procter & Gamble Co	35,150,849	1.4
	Other	24,678,262	0.9
		59,829,111	2.3
Shares		Company	Value	% of net assets
INSURANCE
136,533		Chubb Ltd	$18,739,154	0.7%
156,152		Prudential Financial, Inc	16,712,949	0.7
128,444		Travelers Cos, Inc	15,626,497	0.6
		Other	51,891,381	2.0
			102,969,981	4.0
MATERIALS
122,126		Ecolab, Inc	15,765,245	0.6
118,223		Praxair, Inc	14,775,511	0.6
		Other	64,786,248	2.5
			95,327,004	3.7
MEDIA
57,881	*	Charter Communications, Inc	19,978,206	0.8
207,070		Time Warner, Inc	20,555,839	0.8
280,747		Walt Disney Co	32,454,353	1.3
		Other	14,046,526	0.5
			87,034,924	3.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
106,134		Amgen, Inc	17,333,805	0.7
386,330		Bristol-Myers Squibb Co	21,653,797	0.8
137,580	*	Celgene Corp	17,066,799	0.7
385,629		Johnson & Johnson	47,613,613	1.9
485,062		Merck & Co, Inc	30,233,914	1.2
99,270		Thermo Fisher Scientific, Inc	16,412,309	0.6
		Other	73,687,584	2.8
			224,001,821	8.7
REAL ESTATE
143,057		American Tower Corp	18,016,598	0.7
		Other	103,030,522	4.0
			121,047,120	4.7
RETAILING
241,860		Lowe’s Companies, Inc	20,529,077	0.8
127,455	*	NetFlix, Inc	19,398,651	0.8
		Other	64,692,996	2.5
			104,620,724	4.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
370,536		Applied Materials, Inc	15,047,467	0.6
806,543		Intel Corp	29,156,529	1.1
256,653		Texas Instruments, Inc	20,321,785	0.8
		Other	29,806,001	1.2
			94,331,782	3.7
SOFTWARE & SERVICES
164,993		Accenture plc	20,013,651	0.8
38,046	*	Alphabet, Inc (Class A)	35,174,288	1.4
38,541	*	Alphabet, Inc (Class C)	34,916,604	1.4
163,755		International Business Machines Corp	26,248,289	1.0
211,555		MasterCard, Inc (Class A)	24,608,078	1.0
933,182		Microsoft Corp	63,885,640	2.5
586,775		Oracle Corp	26,381,404	1.0
212,996	*	salesforce.com, Inc	18,343,215	0.7
329,866	*	Yahoo!, Inc	15,902,840	0.6
		Other	79,061,396	2.9
			344,535,405	13.3

62	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Equity Fund ■ April 30, 2017

Shares	Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
887,467	Cisco Systems, Inc	$30,236,001	1.2%
	Other	60,164,369	2.2
		90,400,370	3.4
TELECOMMUNICATION SERVICES
673,888	Verizon Communications, Inc	30,938,198	1.2
	Other	19,172,113	0.8
		50,110,311	2.0
TRANSPORTATION
151,075	Union Pacific Corp	16,914,357	0.7
172,928	United Parcel Service, Inc (Class B)	18,582,843	0.7
	Other	34,379,255	1.3
		69,876,455	2.7
UTILITIES		85,630,203	3.3
	TOTAL COMMON STOCKS (Cost $1,743,791,735)	2,573,589,184	99.9
Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$11,000,000	c	0.680%, 05/01/17	$11,000,000	0.5%
			11,000,000	0.5
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		11,000,000	0.5
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,000,000)		11,000,000	0.5
	TOTAL PORTFOLIO (Cost $1,754,791,735)		2,584,589,184	100.4
	OTHER ASSETS & LIABILITIES, NET		(9,395,436)	(0.4)
	NET ASSETS		$2,575,193,748	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/17, the aggregate value of securities on loan was $18,330,356.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	63

Summary portfolio of investments (unaudited)

Social Choice Low Carbon Equity Fund  ■  April 30, 2017

Shares	Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS		$705,338	1.0%
BANKS
4,064	PNC Financial Services Group, Inc	486,664	0.7
10,712	US Bancorp	549,311	0.8
	Other	2,854,257	4.2
		3,890,232	5.7
CAPITAL GOODS
3,268	3M Co	639,972	0.9
4,611	Caterpillar, Inc	471,521	0.7
	Other	4,454,169	6.6
		5,565,662	8.2
COMMERCIAL & PROFESSIONAL SERVICES		182,677	0.3
CONSUMER DURABLES & APPAREL
8,737	Nike, Inc (Class B)	484,117	0.7
	Other	239,943	0.4
		724,060	1.1
CONSUMER SERVICES
4,553	McDonald’s Corp	637,102	0.9
7,736	Starbucks Corp	464,624	0.7
	Other	555,970	0.8
		1,657,696	2.4
DIVERSIFIED FINANCIALS
5,977	American Express Co	473,677	0.7
9,131	Bank of New York Mellon Corp	429,705	0.6
	Other	2,763,802	4.1
		3,667,184	5.4
ENERGY
5,438	Phillips 66	432,647	0.6
8,163	Schlumberger Ltd	592,552	0.9
	Other	1,684,145	2.5
		2,709,344	4.0
FOOD & STAPLES RETAILING		396,263	0.6
FOOD, BEVERAGE & TOBACCO
18,044	Coca-Cola Co	778,599	1.2
5,142	Kraft Heinz Co	464,785	0.7
10,330	Mondelez International, Inc	465,160	0.7
6,749	PepsiCo, Inc	764,527	1.1
	Other	929,748	1.3
		3,402,819	5.0
HEALTH CARE EQUIPMENT & SERVICES
2,412	Becton Dickinson & Co	450,972	0.7
5,186	Danaher Corp	432,149	0.6
	Other	2,660,084	4.0
		3,543,205	5.3
HOUSEHOLD & PERSONAL PRODUCTS
10,541	Procter & Gamble Co	920,545	1.4
	Other	551,052	0.8
		1,471,597	2.2
				% of net
Shares		Company	Value	assets
INSURANCE
7,220		American International Group, Inc	$439,770	0.7%
3,471		Chubb Ltd	476,395	0.7
		Other	2,017,767	3.0
			2,933,932	4.4
MATERIALS			2,503,710	3.7
MEDIA
1,503	*	Charter Communications, Inc	518,775	0.8
5,243		Time Warner, Inc	520,473	0.8
7,244		Walt Disney Co	837,406	1.2
		Other	322,845	0.5
			2,199,499	3.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
3,202		Amgen, Inc	522,951	0.8
9,827		Bristol-Myers Squibb Co	550,803	0.8
4,451	*	Celgene Corp	552,146	0.8
10,055		Johnson & Johnson	1,241,491	1.8
12,721		Merck & Co, Inc	792,900	1.2
2,837		Thermo Fisher Scientific, Inc	469,041	0.7
		Other	1,373,596	2.0
			5,502,928	8.1
REAL ESTATE
3,672		American Tower Corp	462,452	0.7
		Other	2,733,475	4.0
			3,195,927	4.7
RETAILING
6,087		Lowe’s Companies, Inc	516,665	0.8
3,342	*	NetFlix, Inc	508,652	0.8
		Other	1,562,623	2.2
			2,587,940	3.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
10,884		Applied Materials, Inc	441,999	0.7
21,622		Intel Corp	781,636	1.2
6,449		Texas Instruments, Inc	510,632	0.8
		Other	590,793	0.7
			2,325,060	3.4
SOFTWARE & SERVICES
4,421		Accenture plc	536,267	0.8
978	*	Alphabet, Inc (Class A)	904,181	1.3
990	*	Alphabet, Inc (Class C)	896,900	1.3
4,181		Automatic Data Processing, Inc	436,873	0.7
4,402		International Business Machines Corp	705,597	1.0
5,422		MasterCard, Inc (Class A)	630,687	0.9
25,218	d	Microsoft Corp	1,726,424	2.6
15,258		Oracle Corp	686,000	1.0
5,411	*	salesforce.com, Inc	465,995	0.7
9,002	*	Yahoo!, Inc	433,986	0.6
		Other	1,580,795	2.4
			9,003,705	13.3

64	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Low Carbon Equity Fund  ■  April 30, 2017

Shares	Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
23,378	Cisco Systems, Inc	$796,489	1.2%
	Other	2,133,514	3.1
		2,930,003	4.3
TELECOMMUNICATION SERVICES
17,936	Verizon Communications, Inc	823,442	1.2
	Other	581,951	0.9
		1,405,393	2.1
TRANSPORTATION
4,662	Union Pacific Corp	521,958	0.8
4,729	United Parcel Service, Inc (Class B)	508,178	0.8
	Other	597,766	0.8
		1,627,902	2.4
UTILITIES		2,283,903	3.4
	TOTAL COMMON STOCKS (Cost $58,360,066)	66,415,979	98.1
Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$650,000	d	0.680%, 05/01/17	$650,000	1.0%
			650,000	1.0
	TOTAL SHORT-TERM INVESTMENTS (Cost $650,000)		650,000	1.0
	TOTAL PORTFOLIO (Cost $59,010,066)		67,065,979	99.1
	OTHER ASSETS & LIABILITIES, NET		654,063	0.9
	NET ASSETS		$67,720,042	100.0%

*	Non-income producing
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	65

Summary portfolio of investments (unaudited)

Emerging Markets Equity Fund  ■  April 30, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
ARGENTINA
233,437	*,e	Pampa Energia S.A. (ADR)	$12,731,654	1.1%
651,148		YPF S.A. (ADR) (Class D)	16,819,153	1.4
		Other	9,330,427	0.8
			38,881,234	3.3
BRAZIL
1,747,135		Banco Itau Holding Financeira S.A.	21,610,410	1.8
1,263,400		Cia Brasileira de Distribuicao Grupo Pao de Acucar	28,559,396	2.4
3,802,800		Cyrela Brazil Realty S.A.	15,814,798	1.3
640,700		Localiza Rent A Car	9,547,773	0.8
2,808,600	*	Petroleo Brasileiro S.A. (Preference)	12,361,539	1.0
8,341,900		Via Varejo S.A.	31,301,343	2.6
			119,195,259	9.9
CHILE
1,306,515,051		Corpbanca S.A.	11,911,102	1.0
1,323,399		SACI Falabella	10,582,155	0.9
		Other	7,710,592	0.7
			30,203,849	2.6
CHINA
624,354	*	Alibaba Group Holding Ltd (ADR)	72,112,887	6.1
159,507	*	Baidu, Inc (ADR)	28,747,947	2.4
50,534,000		Bank of China Ltd	24,443,933	2.1
4,784,000		China Overseas Land & Investment Ltd	13,876,409	1.2
20,291,034		Industrial & Commercial Bank of China	13,227,028	1.1
605,000		Tencent Holdings Ltd	18,956,659	1.6
830,400	*,e	ZTO Express Cayman, Inc (ADR)	11,567,472	1.0
		Other	22,372,044	1.9
			205,304,379	17.4
COLOMBIA
2,949,600		Almacenes Exito S.A.	15,279,369	1.3
284,500		BanColombia S.A. (ADR)	11,234,905	0.9
			26,514,274	2.2
HONG KONG
2,445,017		Melco Crown Entertainment Ltd (ADR)	53,668,123	4.5
		Other	4,618,588	0.4
			58,286,711	4.9
INDIA
943,800		Indiabulls Housing Finance Ltd	14,905,461	1.3
6,309,213	*	Jain Irrigation Systems Ltd	10,996,886	0.9
495,800		Larsen & Toubro Ltd	13,480,739	1.1
1,544,501	*	Phoenix Mills Ltd	9,950,882	0.8
1,661,400	*	Reliance Industries Ltd	36,005,305	3.0
		Other	18,912,056	1.6
			104,251,329	8.7
INDONESIA			9,131,363	0.8
ITALY
3,296,900		Prada S.p.A	15,429,977	1.3
			15,429,977	1.3
Shares		Company	Value	% of net assets
JAPAN
44,500		Nintendo Co Ltd	$11,261,410	1.0%
			11,261,410	1.0
KOREA, REPUBLIC OF
98,893		GLOVIS Co Ltd	12,593,909	1.1
54,400		POSCO	12,842,910	1.1
36,839		Samsung Electronics Co Ltd	72,220,181	6.1
		Other	11,451,013	0.9
			109,108,013	9.2
MACAU
5,600,100	*	Wynn Macau Ltd	12,275,697	1.0
			12,275,697	1.0
MEXICO
7,831,000	*	Becle SAB de C.V.	13,103,491	1.1
		Other	8,226,022	0.7
			21,329,513	1.8
PHILIPPINES
37,343,600		Alliance Global Group, Inc	11,062,311	0.9
77,670,600	*	Melco Crown Philippines Resorts Corp	11,448,008	1.0
			22,510,319	1.9
RUSSIA
2,683,957		Sberbank of Russian Federation (ADR)	31,997,644	2.7
345,344	*	X 5 Retail Group NV (GDR)	12,173,376	1.0
			44,171,020	3.7
SOUTH AFRICA
4,838,100		Gold Fields Ltd	15,856,924	1.3
285,317		Naspers Ltd (N Shares)	54,253,448	4.6
			70,110,372	5.9
SRI LANKA
11,956,700		John Keells Holdings plc	12,630,979	1.1
			12,630,979	1.1
TAIWAN
28,604,205		Advanced Semiconductor Engineering, Inc	35,849,316	3.0
9,754,900		Hon Hai Precision Industry Co, Ltd	31,929,362	2.7
83,000		Largan Precision Co Ltd	13,783,765	1.2
272,700		Silicon Motion Technology Corp (ADR)	13,239,585	1.1
2,617,100		Taiwan Semiconductor Manufacturing Co Ltd	16,859,082	1.4
			111,661,110	9.4
UNITED ARAB EMIRATES			8,969,072	0.8
UNITED KINGDOM
276,100		Rio Tinto plc	10,892,199	0.9
			10,892,199	0.9
UNITED STATES
537,200	*	Yum China Holdings, Inc	18,329,264	1.5
			18,329,264	1.5

66	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Emerging Markets Equity Fund   ■  April 30, 2017

Shares	Company	Value	% of net assets
URUGUAY
4,308,481	* Arcos Dorados Holdings, Inc	$35,329,544	3.0%
		35,329,544	3.0
	TOTAL COMMON STOCKS (Cost $922,404,743)	1,095,776,887	92.3
PREFERRED STOCKS
BRAZIL
4,281,200	ITAUSA Investimentos Itau PR	13,339,761	1.1
		13,339,761	1.1
PHILIPPINES		3,446	0.0
	TOTAL PREFERRED STOCKS (Cost $10,668,755)	13,343,207	1.1

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$13,300,000	0.680%, 05/01/17	13,300,000	1.1
		13,300,000	1.1
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
28,122,231	c	State Street Navigator Securities Lending Government Money Market Portfolio	$28,122,231	2.4%
			28,122,231	2.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $41,422,231)		41,422,231	3.5
	TOTAL PORTFOLIO (Cost $974,495,729)		1,150,542,325	96.9
	OTHER ASSETS & LIABILITIES, NET		36,639,694	3.1
	NET ASSETS		$1,187,182,019	100.0%

Abbreviation(s):

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $25,939,441.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

Emerging Markets Equity Fund  ■  April 30, 2017

Sector	Value	% of net assets
INFORMATION TECHNOLOGY	$318,933,273	26.9%
CONSUMER DISCRETIONARY	291,336,540	24.5
FINANCIALS	158,757,386	13.4
INDUSTRIALS	95,322,056	8.0
CONSUMER STAPLES	94,286,714	7.9
ENERGY	65,185,997	5.5
MATERIALS	39,592,832	3.3
REAL ESTATE	32,962,100	2.8
UTILITIES	12,731,654	1.1
HEALTH CARE	11,542	0.0
SHORT-TERM INVESTMENTS	41,422,231	3.5
OTHER ASSETS & LIABILITIES, NET	36,639,694	3.1
NET ASSETS	$1,187,182,019	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	67

Summary portfolio of investments (unaudited)

Enhanced International Equity Index Fund  ■  April 30, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
227,213		Macquarie Group Ltd	$15,783,764	0.9%
830,263		Westpac Banking Corp	21,765,143	1.3
		Other	82,516,686	4.9
			120,065,593	7.1
AUSTRIA			9,554,483	0.6
BELGIUM			12,921,736	0.8
DENMARK
221,570		Vestas Wind Systems AS	19,065,331	1.1
		Other	7,454,788	0.4
			26,520,119	1.5
FINLAND
631,613		UPM-Kymmene Oyj	16,640,900	1.0
		Other	5,891,925	0.4
			22,532,825	1.4
FRANCE
125,058		Atos Origin S.A.	16,380,750	1.0
378,365		BNP Paribas	26,703,936	1.6
145,111		Cap Gemini S.A.	14,528,797	0.9
1,129,018		Credit Agricole S.A.	16,792,824	1.0
155,584		Michelin (C.G.D.E.) (Class B)	20,350,550	1.2
691,269	*	Peugeot S.A.	14,492,874	0.9
292,501		Sanofi-Aventis	27,639,526	1.6
248,356		Valeo S.A.	17,871,714	1.1
		Other	26,499,747	1.5
			181,260,718	10.8
GERMANY
206,927		BASF SE	20,158,607	1.2
209,578		Bayer AG.	25,931,728	1.5
164,032	g	Covestro AG.	12,783,234	0.8
273,810		Daimler AG. (Registered)	20,402,756	1.2
211,498		Siemens AG.	30,337,880	1.8
		Other	50,498,285	3.0
			160,112,490	9.5
HONG KONG
988,000		Sun Hung Kai Properties Ltd	14,805,178	0.9
		Other	43,918,189	2.6
			58,723,367	3.5
IRELAND			5,488,416	0.3
ISRAEL			5,239,619	0.3
ITALY
2,692,631		Enel S.p.A.	12,801,261	0.8
		Other	20,539,439	1.2
			33,340,700	2.0
Shares		Company	Value	% of net assets
JAPAN
446,900		Canon, Inc	$14,831,706	0.9%
976,700		Itochu Corp	13,820,276	0.8
789,900		Kirin Brewery Co Ltd	15,377,560	0.9
881,785		Mitsubishi Corp	19,028,988	1.1
427,800		Mitsui Sumitomo Insurance Group Holdings, Inc	13,948,021	0.8
554,800		NGK Spark Plug Co Ltd	12,032,162	0.7
312,800		Nippon Telegraph & Telephone Corp	13,405,241	0.8
814,300		Sekisui House Ltd	13,526,992	0.8
274,100		Shionogi & Co Ltd	14,115,560	0.8
304,300		Tokio Marine Holdings, Inc	12,830,371	0.8
		Other	239,140,912	14.2
			382,057,789	22.6
LUXEMBOURG			317,615	0.0
NETHERLANDS
1,544,834		ING Groep NV	25,180,062	1.5
274,632		Randstad Holdings NV	16,372,993	1.0
540,249		Royal Dutch Shell plc (A Shares)	14,029,413	0.8
		Other	5,705,679	0.3
			61,288,147	3.6
NEW ZEALAND			1,232,956	0.1
NORWAY
801,679		PAN Fish ASA	13,338,425	0.8
		Other	2,601,637	0.2
			15,940,062	1.0
PORTUGAL			5,611,966	0.3
SINGAPORE
1,245,610		DBS Group Holdings Ltd	17,202,372	1.0
		Other	5,712,704	0.3
			22,915,076	1.3
SOUTH AFRICA			11,105,956	0.7
SPAIN
80,464	g	Aena S.A.	14,186,794	0.8
3,465,399		CaixaBank S.A.	15,734,439	0.9
531,557		Endesa S.A.	12,519,837	0.7
		Other	19,513,576	1.2
			61,954,646	3.6
SWEDEN
1,156,433		Nordea Bank AB	14,222,753	0.8
		Other	28,604,649	1.7
			42,827,402	2.5
SWITZERLAND
203,901		Adecco S.A.	15,150,213	0.9
594,345		Nestle S.A.	45,776,726	2.7
170,214		Novartis AG.	13,103,936	0.8
114,378		Roche Holding AG.	29,928,637	1.8
		Other	48,765,546	2.8
			152,725,058	9.0

68	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Enhanced International Equity Index Fund ■ April 30, 2017

Shares	Company	Value	% of net assets
UNITED KINGDOM
603,793	BP plc (ADR)	$20,722,176	1.2%
462,429	British American Tobacco plc	31,243,220	1.9
1,312,613	GlaxoSmithKline plc	26,420,070	1.6
3,799,817	HSBC Holdings plc	31,334,496	1.9
4,495,126	Legal & General Group plc	14,326,297	0.8
325,157	Unilever plc	16,728,773	1.0
464,723	Vodafone Group plc (ADR)	12,171,095	0.7
	Other	105,077,059	6.2
		258,023,186	15.3
UNITED STATES		12,385,536	0.7
	TOTAL COMMON STOCKS (Cost $1,474,174,489)	1,664,145,461	98.5

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		8,850,000	0.5
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
29,617,071	c	State Street Navigator Securities Lending Government Money Market Portfolio	$29,617,071	1.8%
			29,617,071	1.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $38,467,071)		38,467,071	2.3
	TOTAL PORTFOLIO (Cost $1,512,641,560)		1,702,612,532	100.8
	OTHER ASSETS & LIABILITIES, NET		(12,865,374)	(0.8)
	NET ASSETS		$1,689,747,158	100.0%

Abbreviation(s):

ADR – American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/17, the aggregate value of these securities, including those in “Other,” was $35,726,062 or 2.1% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/17, the aggregate value of securities on loan was $28,162,310.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

Enhanced International Equity Index Fund  ■  April 30, 2017

Sector	Value	% of net assets
FINANCIALS	$364,964,148	21.7%
INDUSTRIALS	236,997,023	14.0
CONSUMER DISCRETIONARY	208,438,067	12.3
CONSUMER STAPLES	185,242,203	11.0
HEALTH CARE	176,108,016	10.4
MATERIALS	130,721,597	7.7
INFORMATION TECHNOLOGY	94,438,757	5.6
ENERGY	81,569,777	4.8
TELECOMMUNICATION SERVICES	70,670,637	4.2
REAL ESTATE	59,691,361	3.5
UTILITIES	55,303,875	3.3
SHORT-TERM INVESTMENTS	38,467,071	2.3
OTHER ASSETS & LIABILITIES, NET	(12,865,374)	(0.8)
NET ASSETS	$1,689,747,158	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	69

Portfolio of investments (unaudited)

Global Natural Resources Fund  ■  April 30, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
43,010		BHP Billiton Ltd	$765,747	1.8%
63,591		BHP Billiton plc	969,457	2.2
93,838		Fortescue Metals Group Ltd	371,941	0.9
577,021		South32 Ltd	1,195,759	2.7
			3,302,904	7.6
CANADA
7,000		Agrium, Inc	657,002	1.5
34,637		Barrick Gold Corp (Canada)	579,038	1.3
27,096	*	Canadian Natural Resources Ltd (Canada)	863,070	2.0
152,186		Cenovus Energy, Inc (Toronto)	1,517,345	3.5
179,678		First Quantum Minerals Ltd	1,712,473	3.9
84,119	*	Kinross Gold Corp	292,711	0.7
34,407		Suncor Energy, Inc	1,078,298	2.5
130,473		Teck Cominco Ltd	2,706,857	6.2
			9,406,794	21.6
GERMANY
9,516		Linde AG.	1,709,915	3.9
			1,709,915	3.9
INDIA
2,237	*	United Phosphorus Ltd	28,030	0.1
			28,030	0.1
LUXEMBOURG
56,688	*	ArcelorMittal	445,474	1.0
			445,474	1.0
SWITZERLAND
600,236	*	Glencore Xstrata plc	2,359,010	5.4
			2,359,010	5.4
UNITED KINGDOM
21,413		Rio Tinto plc	844,747	1.9
			844,747	1.9
Shares		Company	Value	% of net assets
UNITED STATES
308,721	*	AK Steel Holding Corp	$1,957,291	4.5%
29,901		Archer Daniels Midland Co	1,367,971	3.1
4,956		Ashland Global Holdings, Inc	612,066	1.4
1,769	*	Berry Plastics Group, Inc	88,450	0.2
8,000		Bunge Ltd	632,240	1.4
20,977	*	Callon Petroleum Co	248,368	0.6
643		CF Industries Holdings, Inc	17,194	0.0
5,442		Cimarex Energy Co	634,973	1.5
46,818	*	Cliffs Natural Resources, Inc	314,617	0.7
17,066	*	Concho Resources, Inc	2,161,580	5.0
34,980	*	Continental Resources, Inc	1,483,502	3.4
9,623	*	Diamondback Energy, Inc	960,760	2.2
20,695		EOG Resources, Inc	1,914,287	4.4
26,565		Exxon Mobil Corp	2,169,032	5.0
60,000	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	765,000	1.8
20,687	*	Matador Resources Co	448,494	1.0
34,000		Monsanto Co	3,964,740	9.1
65,133	*	Parsley Energy, Inc	1,940,312	4.4
2,921		Pioneer Natural Resources Co	505,304	1.2
4,662	*,e	Ramaco Resources, Inc	36,177	0.1
78,949	*	RSP Permian, Inc	3,004,009	6.8
			25,226,367	57.8
	TOTAL COMMON STOCKS (Cost $38,435,519)		43,323,241	99.3
SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
38,074	c	State Street Navigator Securities Lending Government Money Market Portfolio	38,074	0.1
			38,074	0.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $38,074)		38,074	0.1
	TOTAL PORTFOLIO (Cost $38,473,593)		43,361,315	99.4
	OTHER ASSETS & LIABILITIES, NET		267,001	0.6
	NET ASSETS		$43,628,316	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $35,812.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

70	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary of market values by sector (unaudited)

Global Natural Resources Fund  ■  April 30, 2017

Sector	Value	% of net assets
MATERIALS	$22,393,696	51.3%
ENERGY	18,929,335	43.4
CONSUMER STAPLES	2,000,210	4.6
SHORT-TERM INVESTMENTS	38,074	0.1
OTHER ASSETS & LIABILITIES, NET	267,001	0.6
NET ASSETS	$43,628,316	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	71

Summary portfolio of investments (unaudited)

International Equity Fund  ■  April 30, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
2,697,133		BHP Billiton Ltd	$48,019,577	1.0%
			48,019,577	1.0
BRAZIL			10,195,278	0.2
CANADA			21,561,991	0.5
CHINA			22,291,388	0.5
DENMARK
852,341		DSV AS	47,462,988	1.0
633,241		Novo Nordisk AS	24,656,413	0.5
			72,119,401	1.5
FRANCE
6,121,051		Accor S.A.	279,114,767	6.1
2,687,695		Compagnie de Saint-Gobain	145,019,490	3.2
411,353		Essilor International S.A.	53,308,441	1.2
349,688	e	Kering	108,388,614	2.4
2,950,089		Schneider Electric S.A.	233,663,868	5.1
3,265,874		Societe Generale	179,076,557	3.9
1,483,000	e	Vinci S.A.	126,408,696	2.8
		Other	32,812,118	0.6
			1,157,792,551	25.3
GERMANY
716,869		Adidas-Salomon AG.	143,723,978	3.1
1,035,889		GEA Group AG.	44,038,079	1.0
1,076,121		Henkel KGaA (Preference)	146,420,907	3.2
2,017,798		Lanxess AG.	145,697,959	3.2
1,104,495		Linde AG.	198,464,972	4.3
			678,345,895	14.8
HONG KONG
1,533,634		Melco Crown Entertainment Ltd (ADR)	33,663,266	0.7
			33,663,266	0.7
INDIA
4,312,993		Asian Paints Ltd	75,176,404	1.6
14,264,512	*	Crompton Greaves Consumer Electricals Ltd	48,801,485	1.1
190,798	*	Eicher Motors Ltd	77,223,204	1.7
6,342,290	*	Havells India Ltd	47,740,584	1.0
4,313,852		HDFC Bank Ltd	103,525,218	2.3
3,931,849	*	IndusInd Bank Ltd	88,289,984	1.9
4,924,889	*,g	RBL Bank Ltd	43,200,429	0.9
		Other	30,454,765	0.7
			514,412,073	11.2
ITALY
31,907,885		Banca Intesa S.p.A.	93,142,269	2.0
8,791,550		Mediobanca S.p.A.	84,544,458	1.9
2,923,502		Moncler S.p.A	72,108,158	1.6
7,947,082	*	UniCredit S.p.A	129,398,251	2.8
			379,193,136	8.3
Shares		Company	Value	% of net assets
JAPAN
7,404,000		Hitachi Ltd	$40,902,419	0.9%
23,226,758	*	Ishikawajima-Harima Heavy Industries Co Ltd	78,654,901	1.7
3,238,677		Komatsu Ltd	86,542,391	1.9
1,345,673		Konami Corp	56,016,747	1.2
6,111,400		Mitsubishi UFJ Financial Group, Inc	38,725,455	0.9
211,555		Murata Manufacturing Co Ltd	28,417,228	0.6
2,081,329		Olympus Corp	80,251,500	1.8
4,271,252		Sony Corp	146,565,095	3.2
574,300		Tokio Marine Holdings, Inc	24,214,532	0.5
		Other	23,213,594	0.5
			603,503,862	13.2
NETHERLANDS
703,582	e	Heineken NV	62,754,757	1.4
		Other	42,121	0.0
			62,796,878	1.4
NORWAY			21,217,443	0.5
SWEDEN
3,168,646		Electrolux AB (Series B)	94,036,138	2.1
			94,036,138	2.1
SWITZERLAND
82,917		Burckhardt Compression Holding AG.	25,437,602	0.6
72,070		Geberit AG.	32,828,422	0.7
1,078,559		Swatch Group AG. (Registered)	83,673,379	1.8
209,869		Zurich Financial Services AG.	58,078,780	1.3
			200,018,183	4.4
TAIWAN
75,807,587		Advanced Semiconductor Engineering, Inc	95,008,764	2.1
			95,008,764	2.1
UNITED KINGDOM
17,816,977		CNH Industrial NV	196,477,673	4.3
1,857,968		Diageo plc	54,080,159	1.2
39,004,400	*	Tesco plc	92,565,697	2.0
3,095,845		Weir Group plc	79,765,265	1.7
		Other	2,546,550	0.1
			425,435,344	9.3
UNITED STATES
1,264,516		WisdomTree Japan Hedged Equity Fund	64,578,832	1.4
			64,578,832	1.4
URUGUAY
4,040,669	*	Arcos Dorados Holdings, Inc	33,133,486	0.7
			33,133,486	0.7
	TOTAL COMMON STOCKS (Cost $4,004,541,907)		4,537,323,486	99.1

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			5,399,001	0.1
TREASURY DEBT			7,096,826	0.2

72	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

International Equity Fund  ■  April 30, 2017

Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
229,973,843	c	State Street Navigator Securities Lending Government Money Market Portfolio	$229,973,843	5.0%
			229,973,843	5.0
	TOTAL SHORT-TERM INVESTMENTS (Cost $242,469,446)		242,469,670	5.3
	TOTAL PORTFOLIO (Cost $4,247,011,353)		4,779,793,156	104.4
	OTHER ASSETS & LIABILITIES, NET		(202,762,218)	(4.4)
	NET ASSETS		$4,577,030,938	100.0%

Abbreviation(s):

ADR – American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $220,124,076.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/17, the aggregate value of these securities, including those in “Other,” was $43,200,429 or 0.9% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

International Equity Fund  ■  April 30, 2017

Sector	Value	% of net assets
INDUSTRIALS	$1,221,788,038	26.6%
CONSUMER DISCRETIONARY	1,053,403,644	23.0
FINANCIALS	955,613,017	20.9
MATERIALS	469,905,461	10.3
CONSUMER STAPLES	370,892,659	8.1
INFORMATION TECHNOLOGY	242,636,546	5.3
HEALTH CARE	158,216,354	3.5
ENERGY	42,821,555	0.9
REAL ESTATE	22,046,212	0.5
SHORT-TERM INVESTMENTS	242,469,670	5.3
OTHER ASSETS & LIABILITIES, NET	(202,762,218)	(4.4)
NET ASSETS	$4,577,030,938	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	73

Summary portfolio of investments (unaudited)

International Opportunities Fund  ■  April 30, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
785,401		Australia & New Zealand Banking Group Ltd	$19,225,814	1.5%
934,508		BHP Billiton Ltd	16,637,918	1.3
			35,863,732	2.8
AUSTRIA			12,047,853	0.9
BRAZIL
1,469,637		Banco Itau Holding Financeira S.A.	18,178,021	1.4
743,600		Cia Brasileira de Distribuicao Grupo Pao de Acucar	16,809,219	1.3
			34,987,240	2.7
CANADA
405,366		Alimentation Couche Tard, Inc	18,643,183	1.4
230,600	*,e	Bank of Montreal	16,328,923	1.2
287,265		Dollarama, Inc	25,147,920	1.9
576,721		Suncor Energy, Inc	18,074,154	1.4
		Other	29,048,970	2.2
			107,243,150	8.1
CHINA
840,400		Tencent Holdings Ltd	26,332,522	2.0
		Other	29,601,334	2.3
			55,933,856	4.3
FINLAND
296,996		Sampo Oyj (A Shares)	14,213,510	1.1
		Other	24,426,880	1.9
			38,640,390	3.0
FRANCE
72,612	e	L’Oreal S.A.	14,460,649	1.1
160,339		Teleperformance	20,162,445	1.5
211,204		Valeo S.A.	15,198,254	1.2
			49,821,348	3.8
GERMANY
144,082		Beiersdorf AG.	14,329,137	1.1
162,151		Fresenius Medical Care AG.	14,394,021	1.1
108,757		Linde AG.	19,542,375	1.5
			48,265,533	3.7
HONG KONG
2,685,000		AIA Group Ltd	18,584,053	1.4
714,002		Melco Crown Entertainment Ltd (ADR)	15,672,344	1.2
			34,256,397	2.6
INDIA			19,737,016	1.5
INDONESIA			13,196,708	1.0
IRELAND
436,047		CRH plc	15,882,614	1.2
		Other	15,996,393	1.2
			31,879,007	2.4
ISLE OF MAN			12,335,793	0.9
Shares		Company	Value	% of net assets
ITALY
621,589		Moncler S.p.A	$15,331,489	1.2%
		Other	19,285,589	1.5
			34,617,078	2.7
JAPAN
596,700	e	MonotaRO Co Ltd	19,420,516	1.5
104,501		Murata Manufacturing Co Ltd	14,037,148	1.1
178,601		Nitto Denko Corp	13,448,775	1.0
2,329,200		Nomura Holdings, Inc	13,997,624	1.1
318,402	e	Seria Co Ltd	14,263,953	1.1
402,100		Sumitomo Mitsui Financial Group, Inc	14,930,219	1.1
232,100		Sysmex Corp	14,136,655	1.1
		Other	97,412,980	7.4
			201,647,870	15.4
KOREA, REPUBLIC OF
112,942	e	Cosmax, Inc	14,096,376	1.1
74,994		Hanssem Co Ltd	14,498,061	1.1
		Other	9,579,111	0.7
			38,173,548	2.9
MALAYSIA			8,215,784	0.6
NETHERLANDS
133,747	e	ASML Holding NV	17,685,261	1.4
1,165,720		ING Groep NV	19,000,683	1.5
			36,685,944	2.9
NORWAY
1,313,457	e	DNB NOR Holding ASA	20,498,221	1.6
		Other	31,727,105	2.4
			52,225,326	4.0
PHILIPPINES
5,703,054		Banco de Oro Universal Bank	13,693,605	1.0
		Other	12,139,976	0.9
			25,833,581	1.9
PORTUGAL			12,942,868	1.0
SPAIN
279,399		Amadeus IT Holding S.A.	15,078,952	1.2
		Other	10,822,316	0.8
			25,901,268	2.0
SWEDEN
336,635	e	Hexagon AB (B Shares)	14,650,635	1.1
345,300	*,e	Intrum Justitia AB	13,716,774	1.0
		Other	11,905,151	0.9
			40,272,560	3.0
SWITZERLAND
74,175	*	Lonza Group AG.	15,176,943	1.2
222,935		Novartis AG.	17,162,665	1.3
			32,339,608	2.5

74	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

International Opportunities Fund  ■  April 30, 2017

Shares		Company	Value	% of net assets
TAIWAN
3,067,149		Hota Industrial Manufacturing Co Ltd	$13,507,958	1.0%
4,790,600		Powertech Technology, Inc	15,029,190	1.2
		Other	36,862,704	2.8
			65,399,852	5.0
UNITED KINGDOM
1,417,380		Ashtead Group plc	29,900,944	2.3
246,572	*	ASOS plc	18,583,919	1.4
2,404,119		Beazley plc	13,696,533	1.0
6,459,888	*	boohoo.com plc	15,780,433	1.2
2,360,229		Electrocomponents plc	15,863,640	1.2
799,123		Fevertree Drinks plc	16,838,994	1.3
916,218		GlaxoSmithKline plc	18,441,493	1.4
5,592,178		Taylor Wimpey plc	14,485,346	1.1
2,088,815		Vesuvius plc	14,360,896	1.1
		Other	72,410,459	5.5
			230,362,657	17.5
	TOTAL COMMON STOCKS (Cost $1,043,800,114)		1,298,825,967	99.1
Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			$3,550,000	0.3%

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
145,102,675	c	State Street Navigator Securities Lending Government Money Market Portfolio	145,102,675	11.0
			145,102,675	11.0
	TOTAL SHORT-TERM INVESTMENTS (Cost $148,652,675)		148,652,675	11.3
	TOTAL PORTFOLIO (Cost $1,192,452,789)		1,447,478,642	110.4
	OTHER ASSETS & LIABILITIES, NET		(136,350,880)	(10.4)
	NET ASSETS		$1,311,127,762	100.0%

Abbreviation(s):

ADR – American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $136,635,735.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $32,639,256 or 2.5% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

International Opportunities Fund  ■  April 30, 2017

Sector	Value	% of net assets
CONSUMER DISCRETIONARY	$281,008,548	21.4%
INFORMATION TECHNOLOGY	246,947,378	18.8
FINANCIALS	215,209,512	16.4
INDUSTRIALS	153,156,432	11.7
CONSUMER STAPLES	128,476,185	9.8
MATERIALS	112,442,591	8.6
HEALTH CARE	79,330,094	6.1
ENERGY	70,683,995	5.4
REAL ESTATE	11,569,684	0.9
TELECOMMUNICATION SERVICES	1,548	0.0
SHORT-TERM INVESTMENTS	148,652,675	11.3
OTHER ASSETS & LIABILITIES, NET	(136,350,880)	(10.4)
NET ASSETS	$1,311,127,762	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	75

Summary portfolio of investments (unaudited)

International Small-Cap Equity Fund  ■  April 30, 2017

Shares	Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
1,486,800	Downer EDI Ltd	$6,533,506	0.8%
1,230,000	ING Office Fund	4,372,922	0.5
Other	23,305,682	2.8
34,212,110	4.1
AUSTRIA	10,940,124	1.3
BELGIUM	6,530,077	0.8
BRAZIL	13,537,147	1.6
CANADA
214,000	Canadian Apartment Properties REIT	5,309,827	0.6
229,000	Capital Power Corp	4,173,854	0.5
163,000	e	Genworth MI Canada, Inc	4,047,984	0.5
Other	38,561,533	4.6
52,093,198	6.2
CHILE	3,834,362	0.5
CHINA
3,128,000	BYD Electronic International Co Ltd	4,774,239	0.6
Other	30,212,961	3.6
34,987,200	4.2
COLOMBIA	2,227,464	0.3
DENMARK
154,000	Sydbank AS	5,601,684	0.7
Other	5,617,952	0.6
11,219,636	1.3
EGYPT	3,203,144	0.4
FINLAND	3,924,551	0.5
FRANCE
130,000	Faurecia	6,353,502	0.8
80,000	Ipsen	9,313,839	1.1
Other	12,226,751	1.5
27,894,092	3.4
GERMANY
152,000	Aareal Bank AG.	6,113,565	0.7
54,000	*	MTU Aero Engines Holding AG.	7,745,427	0.9
Other	14,955,109	1.8
28,814,101	3.4
GREECE	2,018,287	0.2
HONG KONG
1,600,000	Kingboard Chemical Holdings Ltd	5,762,487	0.7
Other	12,815,394	1.5
18,577,881	2.2
HUNGARY	1,867,934	0.2
INDONESIA	3,785,014	0.5
Shares		Company	Value	% of net assets
IRELAND
433,000		United Drug plc	$4,193,809	0.5%
		Other	6,532,040	0.8
			10,725,849	1.3
ISRAEL			3,821,771	0.5
ITALY
52,000		Brembo S.p.A.	4,085,466	0.5
		Other	17,898,463	2.1
			21,983,929	2.6
JAPAN
1,572,000		Kumagai Gumi Co Ltd	4,229,213	0.5
796,000		Leopalace21 Corp	4,231,023	0.5
221,000		Maeda Road Construction Co Ltd	4,075,128	0.5
1,126,000		Penta-Ocean Construction Co Ltd	5,704,433	0.7
999,000		Rengo Co Ltd	6,040,877	0.7
2,259,000		Sojitz Holdings Corp	5,743,018	0.7
395,000		Sumitomo Forestry Co Ltd	6,047,917	0.7
842,000	e	Takara Leben Co Ltd	3,958,254	0.5
		Other	135,678,397	16.2
			175,708,260	21.0
JERSEY, C.I.			543,002	0.1
KOREA, REPUBLIC OF
439,000		Dongkuk Steel Mill Co Ltd	4,272,072	0.5
		Other	28,529,118	3.4
			32,801,190	3.9
LUXEMBOURG			2,011,005	0.2
MALAYSIA			3,409,378	0.4
NETHERLANDS
72,000		ASM International NV	4,333,715	0.5
185,000	*	ASR Nederland NV	5,473,388	0.7
		Other	4,635,125	0.5
			14,442,228	1.7
NEW ZEALAND			3,193,030	0.4
NORWAY
654,000		Storebrand ASA	4,309,311	0.5
		Other	8,386,217	1.0
			12,695,528	1.5
PHILIPPINES			1,571,995	0.2
POLAND			303,697	0.0
PORTUGAL			4,800,007	0.6
QATAR			743,083	0.1
SINGAPORE
738,000		Venture Corp Ltd	6,440,827	0.8
		Other	8,019,696	0.9
			14,460,523	1.7

76	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

International Small-Cap Equity Fund  ■  April 30, 2017

Shares		Company	Value	% of net assets
SOUTH AFRICA
488,000		Barloworld Ltd	$4,397,341	0.5%
		Other	5,147,406	0.6
			9,544,747	1.1
SPAIN			13,585,792	1.6
SWEDEN
97,000		Holmen AB (B Shares)	4,087,387	0.5
189,000	*,e	JM AB	6,649,719	0.8
142,000		Saab AB (Class B)	7,036,349	0.8
313,000	*,e	Trelleborg AB (B Shares)	7,350,200	0.9
		Other	8,844,776	1.1
			33,968,431	4.1
SWITZERLAND
207,000		Logitech International S.A.	6,918,188	0.8
		Other	16,110,092	1.9
			23,028,280	2.7
TAIWAN			36,734,375	4.4
THAILAND
2,890,000		Thanachart Capital PCL	3,942,292	0.5
		Other	7,565,662	0.9
			11,507,954	1.4
TURKEY			6,485,110	0.8
UNITED KINGDOM
183,000		Bellway plc	6,744,551	0.8
2,936,000	*	boohoo.com plc	7,172,160	0.9
88,000	*	Dialog Semiconductor plc	4,117,603	0.5
725,000		Electrocomponents plc	4,872,891	0.6
328,000		Fevertree Drinks plc	6,911,564	0.8
942,000		JD Sports Fashion plc	5,431,946	0.6
2,358,000		Melrose Industries plc	7,222,899	0.9
1,018,000		Michael Page International plc	6,595,524	0.8
916,000		Paragon Group of Cos plc	5,545,245	0.7
1,758,000		QinetiQ plc	6,690,003	0.8
842,000		Redrow plc	6,287,065	0.8
761,000		SSP Group plc	4,385,142	0.5
		Other	37,146,136	4.3
			109,122,729	13.0
UNITED STATES
332,000		iShares MSCI India ETF	10,650,560	1.3
127,400		VanEck Vectors India Small-Cap Index ETF	7,328,048	0.9
		Other	3,411,012	0.4
			21,389,620	2.6
	TOTAL COMMON STOCKS (Cost $772,945,810)		828,247,835	99.0
Shares		Company	Value	% of net assets
RIGHTS / WARRANTS
MALAYSIA			$27,989	0.0%
	TOTAL RIGHTS / WARRANTS (Cost $0)		27,989	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$19,900,000		0.680%, 05/01/17	19,900,000	2.4
			19,900,000	2.4

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
45,495,459	c	State Street Navigator Securities Lending Government Money Market Portfolio	45,495,459	5.4
			45,495,459	5.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $65,395,459)		65,395,459	7.8
	TOTAL PORTFOLIO (Cost $838,341,269)		893,671,283	106.8
	OTHER ASSETS & LIABILITIES, NET		(56,781,859)	(6.8)
	NET ASSETS		$836,889,424	100.0%

Abbreviation(s):

ETF – Exchange Traded Fund

REIT – Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $43,070,421.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $10,149,356 or 1.2% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	77

Summary of market values by sector (unaudited)

International Small-Cap Equity Fund  ■  April 30, 2017

Sector	Value	% of net assets
INDUSTRIALS	$173,394,252	20.7%
CONSUMER DISCRETIONARY	135,671,229	16.2
FINANCIALS	92,541,404	11.1
INFORMATION TECHNOLOGY	91,981,241	11.0
REAL ESTATE	88,841,246	10.6
MATERIALS	85,768,009	10.3
HEALTH CARE	49,501,453	5.9
CONSUMER STAPLES	45,033,280	5.4
UTILITIES	40,267,243	4.8
ENERGY	22,530,068	2.7
TELECOMMUNICATION SERVICES	2,746,399	0.3
SHORT-TERM INVESTMENTS	65,395,459	7.8
OTHER ASSETS & LIABILITIES, NET	(56,781,859)	(6.8)
NET ASSETS	$836,889,424	100.0%

78	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Social Choice International Equity Fund  ■  April 30, 2017

Shares	Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
10,985	Australia & New Zealand Banking Group Ltd	$268,901	0.8%
5,710	Commonwealth Bank of Australia	372,942	1.1
9,752	National Australia Bank Ltd	247,526	0.8
11,938	Westpac Banking Corp	312,952	0.9
	Other	1,186,435	3.6
		2,388,756	7.2
AUSTRIA		100,690	0.3
BELGIUM		162,548	0.5
DENMARK
6,359	Novo Nordisk AS	247,599	0.8
	Other	277,401	0.8
		525,000	1.6
FINLAND		377,074	1.1
FRANCE
1,585	Air Liquide	190,971	0.6
8,042	AXA S.A.	214,562	0.6
10,986	France Telecom S.A.	170,034	0.5
2,730	Groupe Danone	191,061	0.6
502	Kering	155,599	0.5
2,446	Schneider Electric S.A.	193,737	0.6
7,439	Total S.A.	381,868	1.2
	Other	1,983,429	6.0
		3,481,261	10.6
GERMANY
885	Adidas-Salomon AG.	177,432	0.5
1,587	Allianz AG.	302,129	0.9
3,000	BASF SE	292,257	0.9
1,824	Bayerische Motoren Werke AG.	174,268	0.5
4,943	Deutsche Post AG.	177,670	0.5
813 *	Muenchener Rueckver AG.	155,868	0.5
3,241	SAP AG.	324,638	1.0
	Other	1,355,443	4.1
		2,959,705	8.9
HONG KONG		1,101,531	3.3
IRELAND		113,896	0.4
ISRAEL		92,572	0.3
ITALY
62,203	Banca Intesa S.p.A.	181,577	0.5
	Other	261,581	0.8
		443,158	1.3
Shares	Company	Value	% of net assets
JAPAN
7,200	Honda Motor Co Ltd	$209,561	0.6%
7,000	KDDI Corp	185,598	0.6
400	Keyence Corp	160,806	0.5
7,800	Mitsubishi Corp	168,325	0.5
11,900	Mitsubishi Electric Corp	166,081	0.5
112,200	Mizuho Financial Group, Inc	205,094	0.6
1,900	Shin-Etsu Chemical Co Ltd	165,143	0.5
5,100	Sony Corp	175,003	0.5
5,900	Sumitomo Mitsui Financial Group, Inc	219,070	0.7
3,500	Takeda Pharmaceutical Co Ltd	167,908	0.5
	Other	5,720,511	17.2
		7,543,100	22.7
LUXEMBOURG		92,296	0.3
NETHERLANDS
1,651	ASML Holding NV	218,310	0.7
15,036	ING Groep NV	245,080	0.7
	Other	652,340	2.0
		1,115,730	3.4
NEW ZEALAND		74,939	0.2
NORWAY		381,771	1.2
PORTUGAL		106,920	0.3
SINGAPORE		581,894	1.8
SOUTH AFRICA		199,236	0.6
SPAIN
26,786	Banco Bilbao Vizcaya Argentaria S.A.	214,601	0.7
27,308	Iberdrola S.A.	196,311	0.6
	Other	644,683	1.9
		1,055,595	3.2
SWEDEN
15,711	Nordea Bank AB	193,227	0.6
	Other	976,370	2.9
		1,169,597	3.5
SWITZERLAND
8,185	ABB Ltd	200,567	0.6
6,570	Novartis AG.	505,792	1.5
2,021	Roche Holding AG.	528,824	1.6
1,791	Swiss Re Ltd	155,780	0.5
724	Zurich Financial Services AG.	200,358	0.6
	Other	1,339,404	4.1
		2,930,725	8.9

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	79

Summary portfolio of investments (unaudited)	concluded

Social Choice International Equity Fund  ■  April 30, 2017

Shares		Company	Value	% of net assets
UNITED KINGDOM
44,929		BT Group plc	$177,242	0.5%
16,773		GlaxoSmithKline plc	337,604	1.0
16,767		National Grid plc	217,103	0.7
10,397		Prudential plc	230,749	0.7
2,248		Reckitt Benckiser Group plc	207,125	0.6
17,029	*	Standard Chartered plc	159,143	0.5
4,604		Unilever NV	241,183	0.7
4,656		Unilever plc	239,543	0.7
9,798	d	Vodafone Group plc (ADR)	256,610	0.8
		Other	3,436,420	10.4
			5,502,722	16.6
UNITED STATES			108,145	0.3
	TOTAL COMMON STOCKS (Cost $31,239,349)		32,608,861	98.5
Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$350,000	d	0.680%, 05/01/17	$350,000	1.0%
			350,000	1.0
	TOTAL SHORT-TERM INVESTMENTS (Cost $350,000)		350,000	1.0
	TOTAL PORTFOLIO (Cost $31,589,349)		32,958,861	99.5
	OTHER ASSETS & LIABILITIES, NET		158,564	0.5
	NET ASSETS		$33,117,425	100.0%

Abbreviation(s):

ADR – American Depositary Receipt

*	Non-income producing
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/17, the aggregate value of securities on loan was $113,179.

At 4/30/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $81,024 or 0.2% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

80	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary of market values by sector (unaudited)

Social Choice International Equity Fund  ■  April 30, 2017

Sector	Value	% of net assets
FINANCIALS	$7,354,907	22.2%
INDUSTRIALS	4,746,985	14.3
CONSUMER DISCRETIONARY	4,329,648	13.1
HEALTH CARE	3,496,828	10.6
MATERIALS	2,971,080	9.0
CONSUMER STAPLES	2,850,172	8.6
INFORMATION TECHNOLOGY	1,590,065	4.8
TELECOMMUNICATION SERVICES	1,469,419	4.4
ENERGY	1,291,484	3.9
REAL ESTATE	1,285,093	3.9
UTILITIES	1,223,180	3.7
SHORT-TERM INVESTMENTS	350,000	1.0
OTHER ASSETS & LIABILITIES, NET	158,564	0.5
NET ASSETS	$33,117,425	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	81

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds ■ April 30, 2017

	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Growth & Income Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Small/ Mid-Cap Equity Fund	Social Choice Equity Fund

ASSETS
Portfolio investments, at value*†	$2,361,477,084	$2,246,309,967	$6,256,470,713	$4,225,338,846	$6,545,874,205	$1,543,353,986	$5,307,202,083	$3,477,668,261	$612,386,211	$2,584,589,184
Cash**	21,254	42,936	—	24,333	9,044	44,277	—	824,236	74,949	2,288,023
Receivable from securities transactions	—	—	73,861,216	35,572,432	12,194,758	12,397,326	14,601,521	187,515,283	—	5,025,812
Receivable from Fund shares sold	13,967,348	9,944,388	11,734,269	4,886,141	16,843,798	501,784	1,088,772	5,676,146	1,635,485	1,450,647
Dividends and interest receivable	1,706,256	2,625,336	6,583,663	1,305,699	7,097,720	253,897	2,679,463	392,662	107,277	2,635,808
Due from affiliates	—	—	—	—	13,435	—	18,115	—	—	—
Other	102,006	99,855	509,558	259,812	482,991	185,881	414,146	151,561	1,374	135,461
Total assets	2,377,273,948	2,259,022,482	6,349,159,419	4,267,387,263	6,582,515,951	1,556,737,151	5,326,004,100	3,672,228,149	614,205,296	2,596,124,935

LIABILITIES
Management fees payable	100,443	97,337	333,946	235,667	351,214	92,727	285,803	186,483	37,603	53,204
Service agreement fees payable	28	2	20,229	9,078	35,062	13,704	37,103	21,940	132	13,912
Distribution fees payable	—	—	237,183	145,980	70,096	47,556	107,802	58,073	532	105,025
Due to affiliates	29,697	28,860	64,320	54,596	71,808	38,568	67,454	49,831	27,181	47,011
Overdraft payable	—	—	65,440	—	—	—	80,276	—	—	—
Payable for collateral for securities loaned	6,530,270	11,098,736	77,682,897	—	27,893,705	37,451,322	80,278,942	52,415,316	8,925,693	10,721,754
Payable for securities transactions	14,541,875	4,933,175	69,176,248	41,252,889	27,539,586	7,264,283	7,464,360	188,643,836	3,925,464	—
Payable for Fund shares redeemed	18,867	124,619	991,661	1,393,285	206,511	315,599	1,477,225	412,157	111,331	9,615,591
Income distribution payable	—	—	—	—	—	—	—	—	—	7,730
Payable for variation margin on futures contracts	—	—	—	—	—	—	—	232,875	—	—
Written options◊	—	—	4,334,593	6,776	—	840,205	—	—	—	—
Payable for trustee compensation	120,646	119,188	299,073	188,714	319,597	128,132	316,854	181,208	5,799	157,583
Accrued expenses and other payables	48,373	49,565	172,926	154,391	143,203	51,874	123,963	60,954	71,967	209,377
Total liabilities	21,390,199	16,451,482	153,378,516	43,441,376	56,630,782	46,243,970	90,239,782	242,262,673	13,105,702	20,931,187
NET ASSETS	$2,355,883,749	$2,242,571,000	$6,195,780,903	$4,223,945,887	$6,525,885,169	$1,510,493,181	$5,235,764,318	$3,429,965,476	$601,099,594	$2,575,193,748

NET ASSETS CONSIST OF:
Paid-in-capital	$1,715,797,706	$1,837,716,114	$4,544,423,869	$2,911,263,214	$5,167,381,284	$1,191,032,455	$3,713,845,259	$2,653,043,182	$536,503,776	$1,727,806,752
Undistributed net investment income (loss)	7,750,830	12,276,865	6,415,618	5,920,131	25,410,413	3,151,831	9,612,199	6,555,019	1,664,688	11,867,625
Accumulated net realized gain (loss) on total investments	41,772,144	13,127,459	78,288,903	7,856,305	119,072,905	31,869,806	130,599,428	146,117,420	4,426,776	5,721,922
Net unrealized appreciation (depreciation) on total investments	590,563,069	379,450,562	1,566,652,513	1,298,906,237	1,214,020,567	284,439,089	1,381,707,432	624,249,855	58,504,354	829,797,449
NET ASSETS	$2,355,883,749	$2,242,571,000	$6,195,780,903	$4,223,945,887	$6,525,885,169	$1,510,493,181	$5,235,764,318	$3,429,965,476	$601,099,594	$2,575,193,748

INSTITUTIONAL CLASS:
Net assets	$2,355,507,586	$2,242,449,808	$4,372,823,004	$3,192,296,752	$5,036,316,116	$836,285,205	$3,495,246,928	$2,438,445,354	$592,940,598	$1,657,234,287
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	190,687,368	225,288,850	334,841,624	182,532,272	270,376,054	38,733,778	147,456,513	127,490,918	52,609,414	94,315,085
Net asset value per share	$12.35	$9.95	$13.06	$17.49	$18.63	$21.59	$23.70	$19.13	$11.27	$17.57

ADVISOR CLASS:
Net assets	$376,163	$121,192	$298,371	$1,450,579	$142,698	$137,992	$282,066	$1,975,323	$1,175,107	$7,083,466
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	30,459	12,178	22,832	82,950	7,663	6,392	11,906	103,357	104,314	403,326
Net asset value per share	$12.35	$9.95	$13.07	$17.49	$18.62	$21.59	$23.69	$19.11	$11.27	$17.56

PREMIER CLASS:
Net assets	$—	$—	$159,218,844	$47,910,963	$326,662,506	$109,576,127	$376,344,943	$201,775,844	$1,125,961	$84,546,669
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	12,183,706	2,742,793	17,580,644	5,104,010	15,912,213	10,606,315	100,000	4,827,507
Net asset value per share	$—	$—	$13.07	$17.47	$18.58	$21.47	$23.65	$19.02	$11.26	$17.51

RETIREMENT CLASS:
Net assets	$—	$—	$589,565,301	$270,787,741	$1,015,934,087	$398,315,499	$1,068,743,776	$621,609,503	$3,834,398	$365,987,120
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	44,429,514	15,572,530	54,750,456	18,937,315	45,356,331	33,253,996	340,760	20,534,504
Net asset value per share	$—	$—	$13.27	$17.39	$18.56	$21.03	$23.56	$18.69	$11.25	$17.82

RETAIL CLASS:
Net assets	$—	$—	$1,073,875,383	$711,499,852	$146,829,762	$166,178,358	$295,146,605	$166,159,452	$2,023,530	$460,342,206
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	62,351,161	40,788,334	8,196,220	7,907,422	12,750,759	8,974,191	179,957	29,046,905
Net asset value per share	$—	$—	$17.22	$17.44	$17.91	$21.02	$23.15	$18.52	$11.24	$15.85
* Includes securities loaned of	$6,330,565	$10,773,540	$74,798,242	$—	$26,865,356	$36,642,384	$77,126,280	$48,460,758	$8,657,302	$18,330,356
**Includes cash collateral for securities loaned of	$—	$—	$—	$—	$—	$—	$—	$—	$—	$7,545,473
† Portfolio investments, cost	$1,770,914,015	$1,866,859,405	$4,691,402,880	$2,926,459,152	$5,331,847,632	$1,258,888,888	$3,925,494,570	$2,853,713,126	$553,881,857	$1,754,791,735
◊ Written options premiums	$—	$—	$5,939,462	$33,879	$—	$815,352	$—	$—	$—	$—

82	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	83

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Funds ■ April 30, 2017

	Social Choice Low Carbon Equity Fund	Emerging Markets Equity Fund	Enhanced International Equity Index Fund	Global Natural Resources Fund	International Equity Fund	International Opportunities Fund	International Small-Cap Equity Fund	Social Choice International Equity Fund

ASSETS
Portfolio investments, at value*†	$67,065,979	$1,150,542,325	$1,702,612,532	$43,361,315	$4,779,793,156	$1,447,478,642	$893,671,283	$32,958,861
Cash**	18,739	38,859	16,187	—	—	34,126	24,397	170,900
Cash – foreign^	—	14,949,511	811,932	—	2,054,795	—	2,116,205	10,517
Receivable from securities transactions	—	72,609,921	356,523	1,374,846	96,020,470	17,040,169	68,375,594	1,538,709
Receivable from forward foreign currency contracts	—	—	—	—	213,140,465	—	—	—
Receivable from Fund shares sold	633,966	30,107,380	7,027,118	12,175	3,071,321	50,179	858,591	26,421
Dividends and interest receivable	65,250	547,773	9,569,889	212,567	12,381,785	5,658,201	4,443,988	162,195
Due from affiliates	1,408	—	—	—	—	—	37,679	8,803
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	2,259,358	—	—	—
Other	—	119,393	70,899	41,062	519,896	98,802	420	302
Total assets	67,785,342	1,268,915,162	1,720,465,080	45,001,965	5,109,241,246	1,470,360,119	969,528,157	34,876,708

LIABILITIES
Management fees payable	2,303	131,087	87,136	3,945	285,525	106,411	73,453	1,360
Service agreement fees payable	466	1,593	—	674	20,642	317	85	198
Distribution fees payable	1,047	4,229	—	1,773	135,848	434	396	652
Due to affiliates	25,531	34,065	23,360	28,259	59,172	36,129	31,471	25,292
Overdraft payable	—	—	—	189,863	218,938	—	—	—
Payable for collateral for securities loaned	—	28,122,231	29,617,071	38,074	229,973,843	145,102,675	45,495,459	119,150
Payable for securities transactions	—	49,980,180	356,833	937,352	75,369,674	8,520,084	86,155,135	1,566,545
Payable for forward foreign currency contracts	—	—	—	—	213,140,465	—	—	—
Payable for Fund shares redeemed	—	225,763	465,340	118,280	7,426,778	4,872,818	843,832	2,859
Payable for variation margin on futures contracts	1,400	—	—	—	—	—	—	602
Payable for trustee compensation	1,046	49,447	85,922	12,551	272,842	44,217	2,649	529
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	5,074,724	—	—	—
Accrued expenses and other payables	33,507	3,184,548	82,260	42,878	231,857	549,272	36,253	42,096
Total liabilities	65,300	81,733,143	30,717,922	1,373,649	532,210,308	159,232,357	132,638,733	1,759,283
NET ASSETS	$67,720,042	$1,187,182,019	$1,689,747,158	$43,628,316	$4,577,030,938	$1,311,127,762	$836,889,424	$33,117,425

NET ASSETS CONSIST OF:
Paid-in-capital	$59,794,971	$1,110,753,039	$1,565,164,832	$91,504,126	$4,271,291,868	$1,190,482,660	$780,654,214	$31,828,159
Undistributed net investment income (loss)	246,089	3,542,775	15,274,147	(47,143)	16,894,737	7,355,895	5,762,722	250,137
Accumulated net realized gain (loss) on total investments	(381,673)	(100,114,378)	(80,611,522)	(52,705,612)	(241,081,541)	(141,207,410)	(4,845,201)	(331,220)
Net unrealized appreciation (depreciation) on total investments	8,060,655	173,000,583	189,919,701	4,876,945	529,925,874	254,496,617	55,317,689	1,370,349
NET ASSETS	$67,720,042	$1,187,182,019	$1,689,747,158	$43,628,316	$4,577,030,938	$1,311,127,762	$836,889,424	$33,117,425

INSTITUTIONAL CLASS:
Net assets	$48,492,658	$1,108,828,807	$1,689,625,820	$14,855,705	$3,184,284,185	$1,299,312,227	$830,806,932	$24,069,342
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,236,493	101,069,215	227,205,094	1,889,864	269,801,608	114,521,925	74,217,165	2,367,812
Net asset value per share	$11.45	$10.97	$7.44	$7.86	$11.80	$11.35	$11.19	$10.17

ADVISOR CLASS:
Net assets	$169,195	$660,801	$121,338	$159,429	$4,298,582	$112,180	$1,118,970	$460,864
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	14,779	60,272	16,307	20,260	364,202	9,892	100,000	45,327
Net asset value per share	$11.45	$10.96	$7.44	$7.87	$11.80	$11.34	$11.19	$10.17

PREMIER CLASS:
Net assets	$495,826	$23,747,439	$—	$2,930,763	$231,069,519	$333,708	$1,118,969	$1,059,621
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	43,233	2,166,029	—	372,975	19,619,236	29,351	100,000	104,299
Net asset value per share	$11.47	$10.96	$—	$7.86	$11.78	$11.37	$11.19	$10.16

RETIREMENT CLASS:
Net assets	$13,412,121	$46,440,009	$—	$19,335,449	$604,877,900	$9,378,978	$2,482,007	$4,750,662
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,174,196	4,245,498	—	2,460,995	49,508,949	827,955	221,867	468,089
Net asset value per share	$11.42	$10.94	$—	$7.86	$12.22	$11.33	$11.19	$10.15

RETAIL CLASS:
Net assets	$5,150,242	$7,504,963	$—	$6,346,970	$552,500,752	$1,990,669	$1,362,546	$2,776,936
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	450,587	685,247	—	809,152	70,071,699	175,632	121,866	273,508
Net asset value per share	$11.43	$10.95	$—	$7.84	$7.88	$11.33	$11.18	$10.15
* Includes securities loaned of	$—	$25,939,441	$28,162,310	$35,812	$220,124,076	$136,635,735	$43,070,421	$113,179
**Includes cash collateral for securities loaned of	$—	$—	$—	$—	$—	$—	$—	$122,185
† Portfolio investments, cost	$59,010,066	$974,495,729	$1,512,641,560	$38,473,593	$4,247,011,353	$1,192,452,789	$838,341,269	$31,589,349
^ Foreign cash, cost	$—	$14,985,451	$812,217	$—	$2,054,135	$—	$2,116,396	$10,515

84	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	85

Statements of operations (unaudited)

TIAA-CREF Funds ■ For the period ended April 30, 2017

	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Growth & Income Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Small/ Mid-Cap Equity Fund	Social Choice Equity Fund

INVESTMENT INCOME
Dividends*	$18,055,003	$24,881,866	$45,387,009	$21,527,085	$59,819,449	$7,999,295	$43,813,446	$22,673,762	$3,942,921	$24,657,859
Interest	34,197	43,208	78,459	106,398	69,541	37,095	110,921	68,899	7,236	46,898
Income from securities lending	11,000	72,251	408,091	12,841	546,962	140,217	332,746	224,895	69,270	264,039
Payment from affiliate	—	—	372,641	164,302	345,018	100,098	84,526	—	—	—
Total income	18,100,200	24,997,325	46,246,200	21,810,626	60,780,970	8,276,705	44,341,639	22,967,556	4,019,427	24,968,796

EXPENSES
Management fees	3,413,361	3,431,307	11,467,625	7,883,209	12,296,162	3,248,405	10,263,321	6,512,926	1,223,824	1,840,200
Shareholder servicing – Institutional Class	1,361	1,339	2,463	2,773	2,807	1,338	3,723	2,287	37	3,904
Shareholder servicing – Advisor Class	62	14	35	336	13	10	82	593	22	1,554
Shareholder servicing – Premier Class	—	—	133	87	117	102	348	166	20	149
Shareholder servicing – Retirement Class	—	—	704,826	407,633	1,249,628	478,570	1,364,473	771,447	3,877	434,651
Shareholder servicing – Retail Class	—	—	259,619	238,248	47,338	53,945	66,237	38,370	1,683	67,260
Distribution fees – Premier Class	—	—	111,285	32,726	236,943	80,760	290,256	149,626	806	61,820
Distribution fees – Retail Class	—	—	1,278,765	799,902	179,983	202,119	365,715	189,640	2,381	565,589
Administrative service fees	37,405	36,340	80,641	65,391	90,512	46,313	79,780	60,380	35,376	54,593
Registration fees	36,756	37,045	56,179	57,496	53,585	53,224	68,939	56,327	37,897	65,533
Professional fees	23,212	23,522	38,117	36,076	40,644	29,924	37,905	33,091	21,187	29,531
Custody and accounting fees	17,135	12,408	50,533	25,201	44,733	19,223	34,725	32,875	7,518	23,950
Trustee fees and expenses	13,311	14,651	39,024	24,337	42,617	9,119	35,583	23,185	4,200	15,498
Other expenses	46,959	59,691	150,853	126,772	136,638	33,770	142,765	50,029	14,886	210,946
Total expenses	3,589,562	3,616,317	14,240,098	9,700,187	14,421,720	4,256,822	12,753,852	7,920,942	1,353,714	3,375,178
Less: Expenses reimbursed by the investment adviser	—	—	—	—	—	—	—	—	(90)	—
Fee waiver by investment adviser and TPIS	—	—	—	—	(468,950)	—	(649,856)	—	—	—
Net expenses	3,589,562	3,616,317	14,240,098	9,700,187	13,952,770	4,256,822	12,103,996	7,920,942	1,353,624	3,375,178
Net investment income (loss)	14,510,638	21,381,008	32,006,102	12,110,439	46,828,200	4,019,883	32,237,643	15,046,614	2,665,803	21,593,618

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments†	51,030,840	49,468,234	108,898,383	27,392,594	165,428,920	38,878,974	159,898,392	149,532,324	4,516,260	8,759,841
Futures contracts	—	—	—	—	—	—	—	60,516	—	108,839
Purchased options	—	—	(165,660)	—	(22,723,760)	(1,206,827)	—	—	—	—
Swap contracts	—	—	—	—	(2,769,244)	—	—	1,606,456	—	—
Written options	—	—	6,539,213	—	17,185,140	1,163,239	—	—	—	—
Foreign currency transactions	—	—	(67,358)	(108,923)	(119,779)	—	(21,172)	—	—	—
Net realized gain (loss) on total investments	51,030,840	49,468,234	115,204,578	27,283,671	157,001,277	38,835,386	159,877,220	151,199,296	4,516,260	8,868,680
Change in unrealized appreciation (depreciation) on:
Portfolio investments	242,521,410	151,545,683	582,723,801	451,823,401	488,988,253	144,347,038	380,237,332	381,537,535	68,401,335	272,934,336
Futures contracts	—	—	—	—	—	—	—	390,972	—	—
Purchased options	—	—	1,085,494	—	8,224,910	(388,134)	—	—	—	—
Swap contracts	—	—	—	—	(240,249)	—	—	—	—	—
Written options	—	—	555,399	27,103	(7,815,740)	(142,424)	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	954	6,131	5,530	(65)	3,239	—	—	—
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	242,521,410	151,545,683	584,365,648	451,856,635	489,162,704	143,816,415	380,240,571	381,928,507	68,401,335	272,934,336
Net realized and unrealized gain (loss) on total investments	293,552,250	201,013,917	699,570,226	479,140,306	646,163,981	182,651,801	540,117,791	533,127,803	72,917,595	281,803,016
Net increase (decrease) in net assets from operations	$308,062,888	$222,394,925	$731,576,328	$491,250,745	$692,992,181	$186,671,684	$572,355,434	$548,174,417	$75,583,398	$303,396,634
* Net of foreign withholding taxes of	$—	$7,200	$190,952	$2,512	$165,951	$15,442	$197,195	$7,981	$3,223	$3,155
† Includes net realized gain (loss) from securities sold to affiliates of	$1,761,105	$633,775	$3,652,272	$(361,776)	$996,529	$—	$631,085	$970,517	$53,334	$535,339

86	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	87

Statements of operations (unaudited)	concluded

TIAA-CREF Funds ■ For the period ended April 30, 2017

	Social Choice Low Carbon Equity Fund	Emerging Markets Equity Fund	Enhanced International Equity Index Fund	Global Natural Resources Fund	International Equity Fund	International Opportunities Fund	International Small-Cap Equity Fund‡	Social Choice International Equity Fund

INVESTMENT INCOME
Dividends*	$528,108	$8,941,541	$24,271,001	$500,743	$28,093,944	$12,700,685	$6,976,664	$380,206
Interest	1,410	50,590	15,939	1,495	98,432	42,245	21,646	486
Income from securities lending	—	227,524	232,553	1,158	570,217	833,551	93,926	1,345
Payment from affiliate	—	146,981	—	73,143	183,961	93,643	—	—
Total income	529,518	9,366,636	24,519,493	576,539	28,946,554	13,670,124	7,092,236	382,037

EXPENSES
Management fees	71,279	4,602,557	3,114,294	273,840	9,493,971	3,879,947	1,205,550	40,866
Shareholder servicing – Institutional Class	124	938	1,363	209	6,478	941	1,142	146
Shareholder servicing – Advisor Class	33	41	31	45	929	10	616	56
Shareholder servicing – Premier Class	24	1	—	68	145	15	622	17
Shareholder servicing – Retirement Class	12,767	39,992	—	31,323	676,210	9,875	2,216	4,598
Shareholder servicing – Retail Class	2,838	4,871	—	6,024	137,356	2,477	2,121	1,678
Distribution fees – Premier Class	335	13,372	—	3,051	154,016	245	611	733
Distribution fees – Retail Class	4,260	6,726	—	10,969	636,738	2,115	1,075	2,273
Administrative service fees	31,626	41,060	28,292	34,055	71,699	42,982	31,472	31,319
Registration fees	43,958	45,996	37,065	45,606	64,911	44,152	36,657	43,734
Professional fees	23,591	35,818	27,986	26,881	38,586	33,438	34,028	26,403
Custody and accounting fees	16,185	245,441	77,421	11,596	286,194	82,835	67,479	35,412
Trustee fees and expenses	342	7,461	11,464	509	25,453	9,208	2,229	177
Other expenses	13,574	109,627	101,855	60,842	252,203	37,706	68,036	18,104
Total expenses	220,936	5,153,901	3,399,771	505,018	11,844,889	4,145,946	1,453,854	205,516
Less: Expenses reimbursed by the investment adviser	(109,968)	(561)	—	(107,867)	—	(713)	(57,070)	(142,054)
Fee waiver by investment adviser and TPIS	—	—	—	—	—	—	(92,735)	—
Net expenses	110,968	5,153,340	3,399,771	397,151	11,844,889	4,145,233	1,304,049	63,462
Net investment income (loss)	418,550	4,213,296	21,119,722	179,388	17,101,665	9,524,891	5,788,187	318,575

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments†	198,027	49,478,474	22,518,699	31,399,154	82,025,497	(3,873,373)	(4,481,473)	(37,615)
Futures contracts	3,161	—	328,739	—	—	—	—	5,204
Foreign currency transactions	—	(710,903)	(607,793)	(6,499)	(1,640,549)	(328,243)	(363,728)	(2,700)
Net realized gain (loss) on total investments	201,188	48,767,571	22,239,645	31,392,655	80,384,948	(4,201,616)	(4,845,201)	(35,111)
Change in unrealized appreciation (depreciation) on:
Portfolio investments**	6,368,482	99,910,737	137,402,107	(16,789,807)	444,434,487	158,110,550	55,330,014	2,967,520
Forward foreign currency contracts	—	—	—	—	(2,815,366)	—	—	—
Futures contracts	4,742	—	3,068	—	—	—	—	129
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	37,498	167,047	(8,420)	143,855	92,201	(12,325)	2,836
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	6,373,224	99,948,235	137,572,222	(16,798,227)	441,762,976	158,202,751	55,317,689	2,970,485
Net realized and unrealized gain (loss) on total investments	6,574,412	148,715,806	159,811,867	14,594,428	522,147,924	154,001,135	50,472,488	2,935,374
Net increase (decrease) in net assets from operations	$6,992,962	$152,929,102	$180,931,589	$14,773,816	$539,249,589	$163,526,026	$56,260,675	$3,253,949
* Net of foreign withholding taxes of	$105	$746,592	$2,287,022	$28,667	$3,123,777	$1,421,528	$886,388	$37,948
** Includes net change in unrealized foreign capital gains taxes of	$—	$(2,634,060)	$—	$—	$1,459,829	$(523,562)	$—	$—
† Includes net realized gain (loss) from securities sold to affiliates of	$14,296	$—	$179,226	$(14,164)	$963,960	$153,826	$(26,199)	$(9,590)
‡ For the period December 9, 2016 to April 30, 2017.

88	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	89

Statements of changes in net assets

TIAA-CREF Funds ■ For the period or year ended

		Enhanced Large-Cap Growth Index Fund		Enhanced Large-Cap Value Index Fund		Growth & Income Fund		Large-Cap Growth Fund		Large-Cap Value Fund		Mid-Cap Growth Fund
		April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$14,510,638	$29,896,183	$21,381,008	$44,511,999	$32,006,102	$60,962,174	$12,110,439	$15,242,103	$46,828,200	$100,819,135	$4,019,883	$4,844,968
Net realized gain (loss) on total investments		51,030,840	45,700,390	49,468,234	99,626,437	115,204,578	79,908,497	27,283,671	31,772,205	157,001,277	155,977,968	38,835,386	(5,292,483)
Net change in unrealized appreciation (depreciation) on total investments		242,521,410	(18,314,477)	151,545,683	(56,143,183)	584,365,648	(35,458,531)	451,856,635	(48,373,481)	489,162,704	90,865,399	143,816,415	(58,256,526)
Net increase (decrease) in net assets from operations		308,062,888	57,282,096	222,394,925	87,995,253	731,576,328	105,412,140	491,250,745	(1,359,173)	692,992,181	347,662,502	186,671,684	(58,704,041)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(31,879,167)	(21,477,094)	(45,302,190)	(43,394,194)	(24,643,546)	(43,179,535)	(16,235,352)	(9,098,396)	(81,782,507)	(56,769,962)	(4,016,135)	(1,926,579)
	Advisor Class†	(2,421)	(104)	(2,453)	(227)	(913)	(1,022)	(694)	(34)	(2,046)	(136)	(506)	(19)
	Premier Class	—	—	—	—	(787,239)	(2,017,831)	(196,853)	(98,946)	(4,923,728)	(4,553,911)	(386,168)	(72,376)
	Retirement Class	—	—	—	—	(2,691,754)	(6,421,881)	(582,628)	(545,061)	(15,088,727)	(10,875,422)	(969,191)	—
	Retail Class	—	—	—	—	(3,238,271)	(7,398,436)	(1,679,681)	(316,220)	(2,165,321)	(1,456,384)	(319,587)	—
From realized gains:	Institutional Class	(50,265,397)	(184,289,251)	(100,757,095)	(116,788,900)	(64,944,020)	(202,166,408)	(32,462,021)	(83,625,344)	(112,938,466)	(225,069,075)	—	(74,181,052)
	Advisor Class†	(3,844)	(905)	(5,485)	(615)	(1,783)	(647)	(1,457)	(324)	(2,844)	(546)	—	(771)
	Premier Class	—	—	—	—	(2,414,753)	(11,089,183)	(518,842)	(1,308,802)	(7,443,311)	(20,114,044)	—	(10,524,325)
	Retirement Class	—	—	—	—	(9,084,292)	(40,150,240)	(2,875,015)	(7,968,778)	(24,039,902)	(53,164,632)	—	(36,683,659)
	Retail Class	—	—	—	—	(12,817,893)	(50,876,795)	(7,443,815)	(21,868,961)	(3,546,940)	(7,500,731)	—	(14,387,724)
Total distributions		(82,150,829)	(205,767,354)	(146,067,223)	(160,183,936)	(120,624,464)	(363,301,978)	(61,996,358)	(124,830,866)	(251,933,792)	(379,504,843)	(5,691,587)	(137,776,505)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	174,506,818	302,268,270	148,796,520	322,949,522	367,508,278	885,908,524	293,641,159	587,480,348	306,459,712	587,232,228	41,439,299	107,962,014
	Advisor Class†	273,981	100,251	11,044	99,998	179,687	99,976	1,278,606	123,031	25,029	99,977	26,021	120,923
	Premier Class	—	—	—	—	13,886,379	21,965,703	4,926,105	13,912,351	28,237,876	34,184,018	8,144,128	11,006,364
	Retirement Class	—	—	—	—	21,267,998	24,009,027	37,238,349	177,141,065	41,998,250	40,591,030	14,893,880	17,732,928
	Retail Class	—	—	—	—	32,959,068	53,444,387	46,193,249	56,554,266	12,681,640	11,304,035	20,224,982	10,985,476
Reinvestments of distributions:	Institutional Class	82,144,564	205,766,345	146,059,285	160,183,094	69,807,131	209,291,362	48,498,013	92,435,936	194,248,698	281,259,858	3,995,597	75,511,023
	Advisor Class†	1,941	—	—	—	87	—	398	—	—	—	—	—
	Premier Class	—	—	—	—	3,201,943	13,107,000	704,650	1,403,020	12,367,039	24,667,954	386,168	10,596,701
	Retirement Class	—	—	—	—	11,776,046	46,572,121	3,454,818	8,509,330	39,125,858	64,037,423	969,191	36,683,659
	Retail Class	—	—	—	—	15,560,461	56,482,960	8,833,767	21,566,863	5,524,498	8,689,204	310,713	14,026,685
Redemptions:	Institutional Class	(174,342,607)	(320,882,267)	(159,761,431)	(274,559,344)	(175,323,022)	(315,556,783)	(183,944,920)	(400,821,705)	(201,677,673)	(552,810,429)	(96,068,295)	(237,519,105)
	Advisor Class†	(24,323)	—	—	—	(29)	—	(81,907)	—	(19)	—	(21)	(20,765)
	Premier Class	—	—	—	—	(13,376,319)	(50,573,482)	(6,248,200)	(8,073,139)	(20,330,405)	(124,823,285)	(19,631,509)	(35,255,896)
	Retirement Class	—	—	—	—	(41,274,652)	(119,137,129)	(47,328,166)	(71,537,042)	(57,241,982)	(141,650,367)	(32,597,109)	(104,254,703)
	Retail Class	—	—	—	—	(56,206,410)	(99,829,909)	(45,304,325)	(75,470,009)	(13,752,510)	(19,143,231)	(29,479,949)	(29,653,508)
Net increase (decrease) from shareholder transactions		82,560,374	187,252,599	135,105,418	208,673,270	249,966,646	725,783,757	161,861,596	403,224,315	347,666,011	213,638,415	(87,386,904)	(122,078,204)
Net increase (decrease) in net assets		308,472,433	38,767,341	211,433,120	136,484,587	860,918,510	467,893,919	591,115,983	277,034,276	788,724,400	181,796,074	93,593,193	(318,558,750)

NET ASSETS
Beginning of period		2,047,411,316	2,008,643,975	2,031,137,880	1,894,653,293	5,334,862,393	4,866,968,474	3,632,829,904	3,355,795,628	5,737,160,769	5,555,364,695	1,416,899,988	1,735,458,738
End of period		$2,355,883,749	$2,047,411,316	$2,242,571,000	$2,031,137,880	$6,195,780,903	$5,334,862,393	$4,223,945,887	$3,632,829,904	$6,525,885,169	$5,737,160,769	$1,510,493,181	$1,416,899,988
Undistributed net investment income (loss) included in net assets		$7,750,830	$25,121,780	$12,276,865	$36,200,500	$6,415,618	$5,771,239	$5,920,131	$12,504,900	$25,410,413	$82,544,542	$3,151,831	$4,823,535

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	14,763,834	27,756,169	15,038,164	34,915,371	29,736,903	76,075,252	18,250,592	38,522,943	16,615,920	36,594,579	2,032,204	5,650,480
	Advisor Class†	23,039	9,279	1,117	11,061	14,139	8,688	80,191	7,797	1,337	6,327	1,230	6,204
	Premier Class	—	—	—	—	1,101,970	1,915,326	303,485	901,074	1,526,787	2,112,550	393,019	582,988
	Retirement Class	—	—	—	—	1,677,617	2,022,902	2,293,431	11,210,918	2,284,604	2,458,192	741,866	952,295
	Retail Class	—	—	—	—	2,003,400	3,566,199	2,780,690	3,690,745	716,086	714,257	996,894	588,577
Shares reinvested:	Institutional Class	7,288,781	19,411,919	14,873,654	17,957,746	5,701,208	18,432,561	3,100,896	5,963,609	10,591,532	17,983,367	199,481	3,943,134
	Advisor Class†	172	—	—	—	7	—	26	—	—	—	—	—
	Premier Class	—	—	—	—	260,667	1,153,320	45,083	90,517	675,425	1,580,266	19,376	556,257
	Retirement Class	—	—	—	—	944,331	4,037,083	221,889	551,480	2,139,194	4,104,963	49,626	1,963,793
	Retail Class	—	—	—	—	962,586	3,800,901	565,542	1,393,208	312,826	575,825	15,917	751,295
Shares redeemed:	Institutional Class	(15,167,815)	(29,135,919)	(15,922,133)	(28,706,211)	(14,031,380)	(27,332,223)	(11,426,677)	(25,709,318)	(10,936,287)	(33,153,343)	(4,796,343)	(12,453,290)
	Advisor Class†	(2,031)	—	—	—	(2)	—	(5,064)	—	(1)	—	(1)	(1,041)
	Premier Class	—	—	—	—	(1,067,207)	(4,514,397)	(396,382)	(524,056)	(1,104,390)	(7,734,356)	(966,087)	(1,860,882)
	Retirement Class	—	—	—	—	(3,279,251)	(10,141,123)	(2,961,392)	(4,689,315)	(3,110,204)	(8,578,931)	(1,642,181)	(5,612,190)
	Retail Class	—	—	—	—	(3,425,292)	(6,599,663)	(2,814,693)	(4,916,601)	(779,114)	(1,204,506)	(1,464,298)	(1,597,902)
Net increase (decrease) from shareholder transactions		6,905,980	18,041,448	13,990,802	24,177,967	20,599,696	62,424,826	10,037,617	26,493,001	18,933,715	15,459,190	(4,419,297)	(6,530,282)
†	Advisor Class commenced operations on December 4, 2015.

90	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	91

Statements of changes in net assets	continued

TIAA-CREF Funds ■ For the period or year ended

		Mid-Cap Value Fund		Small-Cap Equity Fund		Small/Mid-Cap Equity Fund		Social Choice Equity Fund		Social Choice Low Carbon Equity Fund		Emerging Markets Equity Fund
		April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016 ^	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$32,237,643	$83,966,511	$15,046,614	$27,546,656	$2,665,803	$42,901	$21,593,618	$51,285,582	$418,550	$1,061,959	$4,213,296	$11,151,824
Net realized gain (loss) on total investments		159,877,220	132,383,038	151,199,296	83,606,766	4,516,260	(89,484)	8,868,680	123,766,296	201,188	(205,953)	48,767,571	6,417,518
Net change in unrealized appreciation (depreciation) on total investments		380,240,571	42,778,751	381,928,507	(25,504,268)	68,401,335	(9,896,981)	272,934,336	(55,455,230)	6,373,224	1,618,184	99,948,235	69,338,387
Net increase (decrease) in net assets from operations		572,355,434	259,128,300	548,174,417	85,649,154	75,583,398	(9,943,564)	303,396,634	119,596,648	6,992,962	2,474,190	152,929,102	86,907,729

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(58,994,565)	(47,690,885)	(21,200,174)	(15,294,297)	(1,034,971)	—	(34,497,015)	(24,490,180)	(883,976)	(188,748)	(9,568,103)	(9,120,009)
	Advisor Class†	(3,589)	(141)	(6,160)	(71)	(1,962)	—	(5,425)	(182)	(2,681)	(51)	(973)	(96)
	Premier Class	(6,142,226)	(5,006,213)	(1,540,463)	(1,125,473)	(1,682)	—	(1,805,797)	(1,291,137)	(6,875)	(4,778)	(121,863)	(80,120)
	Retirement Class	(16,373,856)	(12,544,437)	(4,439,993)	(2,764,208)	(3,973)	—	(6,754,037)	(5,107,138)	(157,213)	(12,257)	(173,903)	(206,640)
	Retail Class	(4,312,537)	(3,306,898)	(1,005,289)	(512,400)	(2,453)	—	(9,125,948)	(15,309,613)	(52,446)	(6,656)	(21,559)	(21,878)
From realized gains:	Institutional Class	(94,420,616)	(293,841,533)	(58,087,665)	(144,242,447)	—	—	(64,534,152)	(44,511,977)	(293,994)	(3,903)	—	—
	Advisor Class†	(5,805)	(877)	(17,289)	(684)	—	—	(10,092)	(325)	(901)	(1)	—	—
	Premier Class	(10,723,682)	(34,453,503)	(4,923,468)	(13,081,361)	—	—	(3,601,113)	(2,561,759)	(2,726)	(109)	—	—
	Retirement Class	(30,347,363)	(95,322,348)	(15,825,424)	(39,101,406)	—	—	(14,164,638)	(10,904,788)	(56,407)	(291)	—	—
	Retail Class	(8,213,953)	(26,138,124)	(3,787,262)	(8,133,135)	—	—	(20,792,711)	(32,289,674)	(20,212)	(179)	—	—
Total distributions		(229,538,192)	(518,304,959)	(110,833,187)	(224,255,482)	(1,045,041)	—	(155,290,928)	(136,466,773)	(1,477,431)	(216,973)	(9,886,401)	(9,428,743)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	224,021,884	494,831,271	126,020,372	316,776,601	166,904,059	386,214,333	171,834,474	196,613,011	9,371,379	25,247,935	172,240,289	255,349,371
	Advisor Class†	193,064	131,898	1,331,836	510,702	54,032	1,005,000	6,612,966	152,478	38,500	110,016	515,300	100,062
	Premier Class	13,481,931	40,027,444	15,286,269	28,284,366	—	1,000,010	8,172,431	20,563,414	113,798	95,844	5,615,330	6,344,885
	Retirement Class	21,842,362	41,705,971	26,775,507	47,039,245	3,825,774	1,219,673	21,273,179	26,831,387	6,403,076	5,847,050	17,221,441	4,589,206
	Retail Class	19,187,831	23,616,585	31,781,624	28,647,399	1,299,759	1,375,946	40,392,305	98,812,418	2,523,203	2,388,268	3,377,178	709,921
Reinvestments of distributions:	Institutional Class	151,734,646	335,010,003	79,139,728	159,321,936	1,034,930	—	94,181,481	65,889,986	978,800	68,971	9,568,103	9,120,009
	Advisor Class†	4,202	—	19,433	—	19	—	8,158	—	298	—	—	—
	Premier Class	16,865,907	39,459,716	6,463,931	14,206,834	—	—	5,053,175	3,805,791	2,585	—	121,790	80,047
	Retirement Class	46,717,954	107,859,195	20,264,258	41,865,029	2,291	—	20,887,918	15,985,227	213,318	7,849	173,842	206,560
	Retail Class	12,140,486	28,545,566	4,613,976	8,389,168	1,199	—	28,981,311	46,813,660	72,071	2,675	20,971	21,109
Redemptions:	Institutional Class	(331,404,375)	(802,803,796)	(180,745,382)	(331,527,970)	(19,036,112)	(6,045,664)	(147,551,288)	(178,712,952)	(2,745,479)	(18,866,259)	(275,579,157)	(189,843,054)
	Advisor Class†	(63,548)	—	(3,946)	—	(12,967)	—	(22,093)	—	—	—	—	(50)
	Premier Class	(48,442,339)	(83,803,176)	(17,227,355)	(42,515,926)	—	—	(14,164,468)	(21,112,004)	(18,155)	(776,271)	(491,524)	(996,247)
	Retirement Class	(103,909,132)	(153,092,657)	(47,743,728)	(63,460,101)	(1,471,967)	(8,264)	(27,841,778)	(52,361,198)	(721,867)	(1,559,641)	(2,757,145)	(8,900,273)
	Retail Class	(31,533,446)	(55,744,500)	(14,388,094)	(17,375,399)	(653,159)	(204,091)	(62,490,481)	(626,013,557)	(340,503)	(1,474,990)	(1,164,632)	(1,121,643)
Net increase (decrease) from shareholder transactions		(9,162,573)	15,743,520	51,588,429	190,161,884	151,947,858	384,556,943	145,327,290	(402,732,339)	15,891,024	11,091,447	(71,138,214)	75,659,903
Net increase (decrease) in net assets		333,654,669	(243,433,139)	488,929,659	51,555,556	226,486,215	374,613,379	293,432,996	(419,602,464)	21,406,555	13,348,664	71,904,487	153,138,889

NET ASSETS
Beginning of period		4,902,109,649	5,145,542,788	2,941,035,817	2,889,480,261	374,613,379	—	2,281,760,752	2,701,363,216	46,313,487	32,964,823	1,115,277,532	962,138,643
End of period		$5,235,764,318	$4,902,109,649	$3,429,965,476	$2,941,035,817	$601,099,594	$374,613,379	$2,575,193,748	$2,281,760,752	$67,720,042	$46,313,487	$1,187,182,019	$1,115,277,532
Undistributed net investment income (loss) included in net assets		$9,612,199	$63,201,329	$6,555,019	$19,700,484	$1,664,688	$43,926	$11,867,625	$42,462,229	$246,089	$930,730	$3,542,775	$9,215,880

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	9,556,362	23,570,772	6,716,673	20,078,334	15,778,920	39,064,218	10,098,436	12,373,052	849,226	2,507,716	17,436,594	29,260,990
	Advisor Class†	8,124	6,345	72,012	30,525	4,963	100,507	394,540	9,608	3,446	11,306	48,379	11,899
	Premier Class	575,908	1,911,670	822,419	1,787,919	—	100,001	483,353	1,281,218	10,517	9,122	558,216	714,590
	Retirement Class	941,086	1,955,407	1,464,077	3,016,096	354,240	121,943	1,226,520	1,656,135	584,353	583,623	1,706,994	515,227
	Retail Class	838,498	1,138,111	1,754,860	1,880,413	122,682	137,948	2,629,535	6,934,824	225,710	244,429	334,340	81,819
Shares reinvested:	Institutional Class	6,498,272	16,675,461	4,191,723	10,077,289	94,514	—	5,642,989	4,314,996	90,378	7,199	1,038,882	1,094,839
	Advisor Class†	180	—	1,030	—	2	—	489	—	27	—	—	—
	Premier Class	723,548	1,967,085	344,009	902,594	—	—	303,676	249,888	238	—	13,224	9,610
	Retirement Class	2,010,239	5,395,658	1,097,144	2,704,459	209	—	1,233,053	1,031,971	19,733	819	18,916	24,857
	Retail Class	531,778	1,451,962	252,129	546,525	109	—	1,923,113	3,380,047	6,655	279	2,279	2,534
Shares redeemed:	Institutional Class	(14,167,832)	(37,152,613)	(9,784,598)	(20,126,602)	(1,725,428)	(602,811)	(8,685,276)	(11,170,570)	(247,648)	(1,835,625)	(27,975,369)	(21,146,327)
	Advisor Class†	(2,743)	—	(210)	—	(1,158)	—	(1,311)	—	—	—	—	(6)
	Premier Class	(2,073,970)	(3,990,287)	(929,819)	(2,743,115)	—	—	(841,675)	(1,326,486)	(1,642)	(75,002)	(52,634)	(115,885)
	Retirement Class	(4,461,359)	(7,304,954)	(2,607,337)	(4,066,659)	(134,792)	(840)	(1,606,076)	(3,257,409)	(66,500)	(152,991)	(282,278)	(987,994)
	Retail Class	(1,378,685)	(2,691,321)	(798,579)	(1,132,585)	(60,049)	(20,733)	(4,043,558)	(41,998,507)	(31,118)	(148,060)	(114,951)	(126,048)
Net increase (decrease) from shareholder transactions		(400,594)	2,933,296	2,595,533	12,955,193	14,434,212	38,900,233	8,757,808	(26,521,233)	1,443,375	1,152,815	(7,267,408)	9,340,105
†	Advisor Class commenced operations on December 4, 2015.
^	For the period August 5, 2016 to October 31, 2016.

92	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	93

Statements of changes in net assets	concluded

TIAA-CREF Funds ■ For the period or year ended

		Enhanced International Equity Index Fund		Global Natural Resources Fund		International Equity Fund		International Opportunities Fund		International Small-Cap Equity Fund	Social Choice International Equity Fund
		April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017‡	April 30, 2017	October 31, 2016
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )	(unaudited )

OPERATIONS
Net investment income (loss)		$21,119,722	$42,223,272	$179,388	$3,939,915	$17,101,665	$62,845,144	$9,524,891	$16,651,455	$5,788,187	$318,575	$593,997
Net realized gain (loss) on total investments		22,239,645	(88,695,773)	31,392,655	(4,304,094)	80,384,948	(126,615,072)	(4,201,616)	(28,457,562)	(4,845,201)	(35,111)	(281,743)
Net change in unrealized appreciation (depreciation) on total investments		137,572,222	11,299,145	(16,798,227)	24,522,577	441,762,976	(31,127,935)	158,202,751	937,043	55,317,689	2,970,485	(603,069)
Net increase (decrease) in net assets from operations		180,931,589	(35,173,356)	14,773,816	24,158,398	539,249,589	(94,897,863)	163,526,026	(10,869,064)	56,260,675	3,253,949	(290,815)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(45,635,676)	(37,422,438)	(2,363,996)	(5,601,178)	(42,357,609)	(34,393,641)	(17,375,182)	(14,300,760)	(21,861)	(494,959)	(104,087)
	Advisor Class†	(2,785)	(287)	(4,997)	(248)	(1,500)	(122)	(1,281)	(120)	(950)	(2,567)	(63)
	Premier Class	—	—	(133,707)	(78,600)	(2,690,942)	(2,714,360)	(2,879)	(11,121)	(950)	(23,169)	(5,543)
	Retirement Class	—	—	(797,278)	(245,740)	(6,235,533)	(5,761,383)	(75,044)	(75,311)	(890)	(76,493)	(10,124)
	Retail Class	—	—	(440,706)	(101,273)	(9,427,234)	(12,557,350)	(12,757)	(14,067)	(814)	(29,532)	(4,910)
From realized gains:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—
	Advisor Class†	—	—	—	—	—	—	—	—	—	—	—
	Premier Class	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	—	—	—	—	—	—	—	—	—	—
	Retail Class	—	—	—	—	—	—	—	—	—	—	—
Total distributions		(45,638,461)	(37,422,725)	(3,740,684)	(6,027,039)	(60,712,818)	(55,426,856)	(17,467,143)	(14,401,379)	(25,465)	(626,720)	(124,727)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	224,287,155	342,793,936	9,437,371	66,915,995	389,419,083	586,857,549	113,520,955	280,168,251	799,660,675	3,303,882	3,066,645
	Advisor Class†	10,535	100,976	43,735	103,040	3,966,034	120,945	—	99,961	1,000,000	329,552	100,038
	Premier Class	—	—	321,734	515,648	14,992,218	28,083,241	2,064	71,984	1,000,010	30,707	7,729
	Retirement Class	—	—	9,601,951	10,892,589	28,571,427	14,321,876	2,575,886	3,180,121	2,471,677	1,797,149	1,619,571
	Retail Class	—	—	11,107,164	2,773,677	21,313,543	530,041,795	367,134	755,730	1,237,050	1,281,131	999,279
Reinvestments of distributions:	Institutional Class	45,635,676	37,422,438	2,363,996	5,601,178	42,026,369	34,143,722	17,375,182	14,300,760	—	42,855	251
	Advisor Class†	47	—	908	—	—	—	—	—	—	—	—
	Premier Class	—	—	118,193	69,070	2,650,499	2,705,350	632	—	—	918	—
	Retirement Class	—	—	797,278	245,740	6,234,154	5,760,455	74,938	75,209	—	54,643	4,727
	Retail Class	—	—	434,574	94,405	9,250,571	12,401,092	12,536	13,814	—	8,898	256
Redemptions:	Institutional Class	(237,092,378)	(78,723,777)	(115,521,671)	(213,158,605)	(392,791,872)	(546,592,789)	(275,283,472)	(137,194,612)	(24,539,087)	(67,893)	(105,003)
	Advisor Class†	(20)	—	(3,392)	—	(322,325)	(21,237)	—	—	—	—	—
	Premier Class	—	—	(1,701,922)	(272,532)	(13,678,167)	(73,478,015)	(31,605)	(790,410)	(10)	—	(19)
	Retirement Class	—	—	(10,652,565)	(4,139,049)	(36,047,784)	(112,975,343)	(1,593,767)	(4,384,403)	(173,561)	(456,203)	(208,462)
	Retail Class	—	—	(11,311,891)	(2,094,674)	(57,300,489)	(304,189,051)	(207,639)	(1,077,950)	(2,540)	(90,798)	(608,153)
Net increase (decrease) from shareholder transactions		32,841,015	301,593,573	(104,964,537)	(132,453,518)	18,283,261	177,179,590	(143,187,156)	155,218,455	780,654,214	6,234,841	4,876,859
Net increase (decrease) in net assets		168,134,143	228,997,492	(93,931,405)	(114,322,159)	496,820,032	26,854,871	2,871,727	129,948,012	836,889,424	8,862,070	4,461,317

NET ASSETS
Beginning of period		1,521,613,015	1,292,615,523	137,559,721	251,881,880	4,080,210,906	4,053,356,035	1,308,256,035	1,178,308,023	—	$24,255,355	19,794,038
End of period		$1,689,747,158	$1,521,613,015	$43,628,316	$137,559,721	$4,577,030,938	$4,080,210,906	$1,311,127,762	$1,308,256,035	$836,889,424	$33,117,425	$24,255,355
Undistributed net investment income (loss) included in net assets		$15,274,147	$39,792,886	$(47,143)	$3,514,153	$16,894,737	$60,505,890	$7,355,895	$15,298,147	$5,762,722	$250,137	$558,282

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	32,733,914	50,413,603	1,087,308	9,934,342	36,854,711	57,053,899	11,095,309	28,667,007	76,579,231	348,093	329,540
	Advisor Class†	1,487	14,816	4,865	15,711	384,625	11,749	—	9,892	100,000	34,364	10,963
	Premier Class	—	—	37,596	72,337	1,382,331	2,728,168	198	7,014	100,001	3,385	817
	Retirement Class	—	—	1,118,607	1,495,701	2,534,811	1,335,243	241,907	321,179	237,936	187,694	176,595
	Retail Class	—	—	1,268,488	386,610	3,010,442	73,195,642	34,540	75,072	122,116	133,629	109,240
Shares reinvested:	Institutional Class	6,740,868	5,519,534	265,916	860,396	4,025,514	3,350,709	1,718,613	1,422,961	—	4,648	28
	Advisor Class†	7	—	102	—	—	—	—	—	—	—	—
	Premier Class	—	—	13,295	10,610	254,367	265,752	62	—	—	99	—
	Retirement Class	—	—	89,683	37,690	576,170	545,498	7,412	7,484	—	5,933	519
	Retail Class	—	—	48,939	14,479	1,325,297	1,807,739	1,239	1,373	—	965	28
Shares redeemed:	Institutional Class	(33,717,639)	(11,583,882)	(13,559,424)	(27,976,657)	(36,372,466)	(52,419,789)	(26,001,575)	(13,599,628)	(2,362,066)	(7,071)	(11,532)
	Advisor Class†	(3)	—	(418)	—	(30,207)	(1,965)	—	—	—	—	—
	Premier Class	—	—	(204,503)	(37,661)	(1,274,924)	(7,159,211)	(2,924)	(76,147)	(1)	—	(2)
	Retirement Class	—	—	(1,270,855)	(584,147)	(3,250,594)	(10,622,125)	(152,596)	(439,552)	(16,069)	(48,441)	(22,834)
	Retail Class	—	—	(1,317,982)	(290,819)	(8,066,559)	(43,159,462)	(19,932)	(107,683)	(250)	(9,915)	(65,181)
Net increase (decrease) from shareholder transactions		5,758,634	44,364,071	(12,418,383)	(16,061,408)	1,353,518	26,931,847	(13,077,747)	16,288,972	74,760,898	653,383	528,181
†	Advisor Class commenced operations on December 4, 2015.
‡	For the period December 9, 2016 to April 30, 2017.

94	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	95

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
					Net realized					Net
	For the		Net asset	Net	& unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment	gain (loss)	(loss) from	Net	Net	dividends	value,
	or year ended		beginning of period	income (loss)[a]	on total investments	investment operations	investment income	realized gains	and distributions	end of period

ENHANCED LARGE-CAP GROWTH INDEX FUND
Institutional Class:	4/30/17	#	$11.14	$0.08	$1.60	$1.68	$(0.18)	$(0.29)	$(0.47)	$12.35
	10/31/16		12.12	0.16	0.10	0.26	(0.13)	(1.11)	(1.24)	11.14
	10/31/15		12.19	0.12	0.98	1.10	(0.14)	(1.03)	(1.17)	12.12
	10/31/14		11.53	0.14	1.44	1.58	(0.12)	(0.80)	(0.92)	12.19
	10/31/13		9.65	0.14	2.22	2.36	(0.12)	(0.36)	(0.48)	11.53
	10/31/12		9.54	0.11	0.93	1.04	(0.10)	(0.83)	(0.93)	9.65
Advisor Class:	4/30/17	#	11.14	0.07	1.61	1.68	(0.18)	(0.29)	(0.47)	12.35
	10/31/16	‡	12.28	0.14	(0.04)	0.10	(0.13)	(1.11)	(1.24)	11.14

ENHANCED LARGE-CAP VALUE INDEX FUND
Institutional Class:	4/30/17	#	9.61	0.10	0.96	1.06	(0.22)	(0.50)	(0.72)	9.95
	10/31/16		10.12	0.21	0.14	0.35	(0.23)	(0.63)	(0.86)	9.61
	10/31/15		11.18	0.23	(0.11)	0.12	(0.18)	(1.00)	(1.18)	10.12
	10/31/14		10.64	0.17	1.23	1.40	(0.16)	(0.70)	(0.86)	11.18
	10/31/13		8.64	0.18	2.20	2.38	(0.19)	(0.19)	(0.38)	10.64
	10/31/12		8.01	0.17	0.94	1.11	(0.15)	(0.33)	(0.48)	8.64
Advisor Class:	4/30/17	#	9.61	0.10	0.96	1.06	(0.22)	(0.50)	(0.72)	9.95
	10/31/16	‡	10.18	0.20	0.09	0.29	(0.23)	(0.63)	(0.86)	9.61

GROWTH & INCOME FUND
Institutional Class:	4/30/17	#	11.76	0.07	1.52	1.59	(0.08)	(0.21)	(0.29)	13.06
	10/31/16		12.50	0.16	0.08	0.24	(0.16)	(0.82)	(0.98)	11.76
	10/31/15		12.96	0.13	0.65	0.78	(0.14)	(1.10)	(1.24)	12.50
	10/31/14		12.64	0.13	1.64	1.77	(0.14)	(1.31)	(1.45)	12.96
	10/31/13		10.34	0.15	2.76	2.91	(0.16)	(0.45)	(0.61)	12.64
	10/31/12		9.21	0.13	1.22	1.35	(0.14)	(0.08)	(0.22)	10.34
Advisor Class:	4/30/17	#	11.77	0.07	1.51	1.58	(0.07)	(0.21)	(0.28)	13.07
	10/31/16	‡	12.71	0.14	(0.11)	0.03	(0.15)	(0.82)	(0.97)	11.77
Premier Class:	4/30/17	#	11.77	0.06	1.52	1.58	(0.07)	(0.21)	(0.28)	13.07
	10/31/16		12.51	0.14	0.09	0.23	(0.15)	(0.82)	(0.97)	11.77
	10/31/15		12.96	0.12	0.65	0.77	(0.12)	(1.10)	(1.22)	12.51
	10/31/14		12.65	0.11	1.63	1.74	(0.12)	(1.31)	(1.43)	12.96
	10/31/13		10.35	0.14	2.75	2.89	(0.14)	(0.45)	(0.59)	12.65
	10/31/12		9.21	0.12	1.23	1.35	(0.13)	(0.08)	(0.21)	10.35
Retirement Class:	4/30/17	#	11.95	0.06	1.53	1.59	(0.06)	(0.21)	(0.27)	13.27
	10/31/16		12.68	0.13	0.09	0.22	(0.13)	(0.82)	(0.95)	11.95
	10/31/15		13.13	0.11	0.65	0.76	(0.11)	(1.10)	(1.21)	12.68
	10/31/14		12.79	0.10	1.66	1.76	(0.11)	(1.31)	(1.42)	13.13
	10/31/13		10.46	0.13	2.78	2.91	(0.13)	(0.45)	(0.58)	12.79
	10/31/12		9.31	0.11	1.24	1.35	(0.12)	(0.08)	(0.20)	10.46
Retail Class:	4/30/17	#	15.43	0.07	1.98	2.05	(0.05)	(0.21)	(0.26)	17.22
	10/31/16		16.08	0.16	0.13	0.29	(0.12)	(0.82)	(0.94)	15.43
	10/31/15		16.31	0.12	0.84	0.96	(0.09)	(1.10)	(1.19)	16.08
	10/31/14		15.55	0.12	2.04	2.16	(0.09)	(1.31)	(1.40)	16.31
	10/31/13		12.59	0.14	3.38	3.52	(0.11)	(0.45)	(0.56)	15.55
	10/31/12		11.16	0.12	1.49	1.61	(0.10)	(0.08)	(0.18)	12.59

96	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

							Ratios and supplemental data
								Ratios to average net assets
	For the period or year ended		Total return		Total return excluding payment from affiliates[u]		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Net investment income (loss) excluding payment from affiliates[u]		Portfolio turnover rate

ENHANCED LARGE-CAP GROWTH INDEX FUND
Institutional Class:	4/30/17	#	15.47%[b]		15.47%[b]		$2,355,508	0.34%[c]		0.34%[c]		1.36%[c]		1.36%[c]		32%[b]
	10/31/16		2.68		2.68		2,047,308	0.34		0.34		1.44		1.44		121
	10/31/15		10.08		10.08		2,008,644	0.34		0.34		1.06		1.06		112
	10/31/14		14.75		14.75		1,785,221	0.35		0.35		1.22		1.22		105
	10/31/13		25.73		25.73		1,471,091	0.37		0.37		1.34		1.34		104
	10/31/12		12.07		12.07		1,007,636	0.38		0.38		1.16		1.16		150
Advisor Class:	4/30/17	#	15.46	[b]	15.46	[b]	376	0.40	[c]	0.40	[c]	1.19	[c]	1.19	[c]	32	[b]
	10/31/16	‡	1.32	[b]	1.32	[b]	103	0.36	[c]	0.36	[c]	1.38	[c]	1.38	[c]	121

ENHANCED LARGE-CAP VALUE INDEX FUND
Institutional Class:	4/30/17	#	11.12	[b]	11.12	[b]	2,242,450	0.34	[c]	0.34	[c]	1.99	[c]	1.99	[c]	36	[b]
	10/31/16		4.10		4.10		2,031,032	0.34		0.34		2.24		2.24		149
	10/31/15		1.34		1.34		1,894,653	0.35		0.35		2.26		2.26		89
	10/31/14		14.29		14.29		1,723,933	0.35		0.35		1.63		1.63		91
	10/31/13		28.65		28.65		1,415,633	0.36		0.36		1.86		1.86		80
	10/31/12		14.73		14.73		1,050,177	0.38		0.38		2.12		2.12		87
Advisor Class:	4/30/17	#	11.10	[b]	11.10	[b]	121	0.36	[c]	0.36	[c]	1.96	[c]	1.96	[c]	36	[b]
	10/31/16	‡	3.47	[b]	3.47	[b]	106	0.36	[c]	0.36	[c]	2.38	[c]	2.38	[c]	149
GROWTH & INCOME FUND
Institutional Class:	4/30/17	#	13.61	[b]	13.60	[b]	4,372,823	0.41	[c]	0.41	[c]	1.19	[c]	1.17	[c]	44	[b]
	10/31/16		2.32		2.28		3,686,969	0.42		0.42		1.36		1.31		83
	10/31/15		6.74		6.74		3,078,681	0.43		0.43		1.08		1.08		90
	10/31/14		15.48		15.48		2,893,199	0.44		0.44		1.06		1.06		98
	10/31/13		29.53		29.53		2,307,313	0.45		0.45		1.35		1.35		146
	10/31/12		14.83		14.83		1,547,720	0.46		0.46		1.33		1.33		111
Advisor Class:	4/30/17	#	13.57	[b]	13.56	[b]	298	0.45	[c]	0.45	[c]	1.10	[c]	1.08	[c]	44	[b]
	10/31/16	‡	0.63	[b]	0.59	[b]	102	0.43	[c]	0.43	[c]	1.31	[c]	1.26	[c]	83
Premier Class:	4/30/17	#	13.51	[b]	13.50	[b]	159,219	0.56	[c]	0.56	[c]	1.04	[c]	1.03	[c]	44	[b]
	10/31/16		2.16		2.12		139,939	0.57		0.57		1.22		1.18		83
	10/31/15		6.65		6.65		166,799	0.58		0.58		0.94		0.94		90
	10/31/14		15.30		15.30		174,273	0.59		0.59		0.92		0.92		98
	10/31/13		29.20		29.20		169,367	0.60		0.60		1.23		1.23		146
	10/31/12		14.77		14.77		152,950	0.61		0.61		1.20		1.20		111
Retirement Class:	4/30/17	#	13.42	[b]	13.41	[b]	589,565	0.66	[c]	0.66	[c]	0.94	[c]	0.93	[c]	44	[b]
	10/31/16		2.11		2.07		538,718	0.67		0.67		1.12		1.08		83
	10/31/15		6.45		6.45		623,557	0.68		0.68		0.84		0.84		90
	10/31/14		15.26		15.26		687,630	0.69		0.69		0.82		0.82		98
	10/31/13		29.05		29.05		623,206	0.70		0.70		1.12		1.12		146
	10/31/12		14.61		14.61		528,574	0.71		0.71		1.08		1.08		111
Retail Class:	4/30/17	#	13.38	[b]	13.37	[b]	1,073,875	0.71	[c]	0.71	[c]	0.89	[c]	0.87	[c]	44	[b]
	10/31/16		2.05		2.01		969,135	0.72		0.72		1.06		1.02		83
	10/31/15		6.43		6.43		997,931	0.73		0.73		0.78		0.78		90
	10/31/14		15.12		15.12		960,469	0.76		0.76		0.75		0.75		98
	10/31/13		28.98		28.98		857,921	0.79		0.79		1.03		1.03		146
	10/31/12		14.52		14.52		674,389	0.82		0.82		0.99		0.99		111

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	97

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year ended		beginning of period	income (loss)[a]		on total investments	investment operations	investment income	realized gains	and distributions	end of period

LARGE-CAP GROWTH FUND
Institutional Class:	4/30/17	#	$15.70	$0.06		$2.01	$2.07	$(0.09)	$(0.19)	$(0.28)	$17.49
	10/31/16		16.37	0.08		(0.15)	(0.07)	(0.06)	(0.54)	(0.60)	15.70
	10/31/15		16.61	0.05		1.59	1.64	(0.05)	(1.83)	(1.88)	16.37
	10/31/14		15.11	0.06		2.54	2.60	(0.06)	(1.04)	(1.10)	16.61
	10/31/13		11.65	0.08		3.75	3.83	(0.05)	(0.32)	(0.37)	15.11
	10/31/12		10.64	0.05		1.09	1.14	(0.03)	(0.10)	(0.13)	11.65
Advisor Class:	4/30/17	#	15.70	0.04		2.03	2.07	(0.09)	(0.19)	(0.28)	17.49
	10/31/16	‡	16.72	0.06		(0.48)	(0.42)	(0.06)	(0.54)	(0.60)	15.70
Premier Class:	4/30/17	#	15.67	0.05		2.01	2.06	(0.07)	(0.19)	(0.26)	17.47
	10/31/16		16.35	0.06		(0.16)	(0.10)	(0.04)	(0.54)	(0.58)	15.67
	10/31/15		16.58	0.02		1.61	1.63	(0.03)	(1.83)	(1.86)	16.35
	10/31/14		15.10	0.03		2.53	2.56	(0.04)	(1.04)	(1.08)	16.58
	10/31/13		11.63	0.06		3.76	3.82	(0.03)	(0.32)	(0.35)	15.10
	10/31/12		10.62	0.04		1.09	1.13	(0.02)	(0.10)	(0.12)	11.63
Retirement Class:	4/30/17	#	15.58	0.03		2.01	2.04	(0.04)	(0.19)	(0.23)	17.39
	10/31/16		16.28	0.03		(0.15)	(0.12)	(0.04)	(0.54)	(0.58)	15.58
	10/31/15		16.52	0.01		1.58	1.59	—	(1.83)	(1.83)	16.28
	10/31/14		15.04	0.02		2.53	2.55	(0.03)	(1.04)	(1.07)	16.52
	10/31/13		11.60	0.04		3.75	3.79	(0.03)	(0.32)	(0.35)	15.04
	10/31/12		10.60	0.03		1.08	1.11	(0.01)	(0.10)	(0.11)	11.60
Retail Class:	4/30/17	#	15.63	0.03		2.01	2.04	(0.04)	(0.19)	(0.23)	17.44
	10/31/16		16.31	0.03		(0.16)	(0.13)	(0.01)	(0.54)	(0.55)	15.63
	10/31/15		16.55	0.00	[d]	1.59	1.59	—	(1.83)	(1.83)	16.31
	10/31/14		15.06	0.00	[d]	2.53	2.53	0.00 [d]	(1.04)	(1.04)	16.55
	10/31/13		11.61	0.03		3.74	3.77	0.00 [d]	(0.32)	(0.32)	15.06
	10/31/12		10.61	0.01		1.09	1.10	0.00 [d]	(0.10)	(0.10)	11.61

LARGE-CAP VALUE FUND
Institutional Class:	4/30/17	#	17.31	0.14		1.96	2.10	(0.33)	(0.45)	(0.78)	18.63
	10/31/16		17.59	0.31		0.62	0.93	(0.24)	(0.97)	(1.21)	17.31
	10/31/15		18.64	0.24		(0.11)	0.13	(0.33)	(0.85)	(1.18)	17.59
	10/31/14		18.13	0.33		1.65	1.98	(0.24)	(1.23)	(1.47)	18.64
	10/31/13		14.11	0.29		4.05	4.34	(0.27)	(0.05)	(0.32)	18.13
	10/31/12		12.27	0.26		1.77	2.03	(0.19)	—	(0.19)	14.11
Advisor Class:	4/30/17	#	17.31	0.14		1.94	2.08	(0.32)	(0.45)	(0.77)	18.62
	10/31/16	‡	17.69	0.26		0.57	0.83	(0.24)	(0.97)	(1.21)	17.31
Premier Class:	4/30/17	#	17.26	0.13		1.94	2.07	(0.30)	(0.45)	(0.75)	18.58
	10/31/16		17.53	0.28		0.64	0.92	(0.22)	(0.97)	(1.19)	17.26
	10/31/15		18.59	0.22		(0.13)	0.09	(0.30)	(0.85)	(1.15)	17.53
	10/31/14		18.09	0.30		1.65	1.95	(0.22)	(1.23)	(1.45)	18.59
	10/31/13		14.08	0.27		4.04	4.31	(0.25)	(0.05)	(0.30)	18.09
	10/31/12		12.24	0.24		1.77	2.01	(0.17)	—	(0.17)	14.08
Retirement Class:	4/30/17	#	17.23	0.12		1.94	2.06	(0.28)	(0.45)	(0.73)	18.56
	10/31/16		17.50	0.26		0.64	0.90	(0.20)	(0.97)	(1.17)	17.23
	10/31/15		18.55	0.20		(0.12)	0.08	(0.28)	(0.85)	(1.13)	17.50
	10/31/14		18.05	0.29		1.64	1.93	(0.20)	(1.23)	(1.43)	18.55
	10/31/13		14.05	0.25		4.03	4.28	(0.23)	(0.05)	(0.28)	18.05
	10/31/12		12.21	0.22		1.77	1.99	(0.15)	—	(0.15)	14.05
Retail Class:	4/30/17	#	16.66	0.11		1.86	1.97	(0.27)	(0.45)	(0.72)	17.91
	10/31/16		16.96	0.25		0.61	0.86	(0.19)	(0.97)	(1.16)	16.66
	10/31/15		18.01	0.18		(0.11)	0.07	(0.27)	(0.85)	(1.12)	16.96
	10/31/14		17.57	0.27		1.59	1.86	(0.19)	(1.23)	(1.42)	18.01
	10/31/13		13.68	0.22		3.94	4.16	(0.22)	(0.05)	(0.27)	17.57
	10/31/12		11.91	0.20		1.72	1.92	(0.15)	—	(0.15)	13.68

98	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

							Ratios and supplemental data
								Ratios to average net assets
					Total									Net investment
	For the				return									income (loss)
	period				excluding		Net assets at					Net		excluding		Portfolio
	or year ended		Total return		payment from affiliates[u]		end of period (in thousands)	Gross expenses		Net expenses		investment income (loss)		payment from affiliates[u]		turnover rate

LARGE-CAP GROWTH FUND
Institutional Class:	4/30/17	#	13.40%[b]		13.40%[b]		$3,192,297	0.43%[c]		0.43%[c]		0.71%[c]		0.70%[c]		53%[b]
	10/31/16		(0.37)		(0.40)		2,709,979	0.43		0.43		0.51		0.49		86
	10/31/15		11.14		11.14		2,518,469	0.44		0.44		0.32		0.32		80
	10/31/14		18.18		18.18		2,140,596	0.46		0.46		0.37		0.37		96
	10/31/13		33.71		33.71		1,581,268	0.46		0.46		0.61		0.61		102
	10/31/12		10.95		10.95		1,082,094	0.47		0.47		0.48		0.48		148
Advisor Class:	4/30/17	#	13.37	[b]	13.37	[b]	1,451	0.51	[c]	0.51	[c]	0.51	[c]	0.50	[c]	53	[b]
	10/31/16	‡	(2.47)[b]		(2.50)[b]		122	0.46	[c]	0.46	[c]	0.45	[c]	0.42	[c]	86
Premier Class:	4/30/17	#	13.33	[b]	13.33	[b]	47,911	0.58	[c]	0.58	[c]	0.57	[c]	0.56	[c]	53	[b]
	10/31/16		(0.55)		(0.58)		43,732	0.58		0.58		0.36		0.34		86
	10/31/15		11.06		11.06		37,977	0.59		0.59		0.14		0.14		80
	10/31/14		17.91		17.91		9,194	0.61		0.61		0.21		0.21		96
	10/31/13		33.68		33.68		5,110	0.62		0.62		0.48		0.48		102
	10/31/12		10.72		10.72		4,288	0.63		0.63		0.35		0.35		148
Retirement Class:	4/30/17	#	13.23	[b]	13.23	[b]	270,788	0.76	[c]	0.76	[c]	0.39	[c]	0.38	[c]	53	[b]
	10/31/16		(0.71)		(0.74)		249,606	0.78		0.77		0.17		0.14		86
	10/31/15		10.83		10.83		145,672	0.70		0.70		0.07		0.07		80
	10/31/14		17.89		17.89		102,990	0.71		0.71		0.13		0.13		96
	10/31/13		33.49		33.49		191,225	0.71		0.71		0.34		0.34		102
	10/31/12		10.57		10.57		111,273	0.72		0.72		0.23		0.23		148
Retail Class:	4/30/17	#	13.22	[b]	13.22	[b]	711,500	0.76	[c]	0.76	[c]	0.39	[c]	0.38	[c]	53	[b]
	10/31/16		(0.76)		(0.78)		629,391	0.76		0.76		0.19		0.16		86
	10/31/15		10.81		10.81		653,677	0.78		0.78		(0.01)		(0.01)		80
	10/31/14		17.75		17.75		580,569	0.81		0.81		0.02		0.02		96
	10/31/13		33.29		33.29		493,908	0.85		0.85		0.24		0.24		102
	10/31/12		10.44		10.44		387,606	0.89		0.89		0.06		0.06		148

LARGE-CAP VALUE FUND
Institutional Class:	4/30/17	#	12.17	[b]	12.16	[b]	5,036,316	0.41	[c]	0.39	[c]	1.55	[c]	1.54	[c]	24	[b]
	10/31/16		6.02		5.97		4,399,435	0.41		0.39		1.86		1.81		62
	10/31/15		0.83		0.83		4,091,753	0.42		0.41		1.35		1.35		61
	10/31/14		11.78		11.78		3,734,156	0.44		0.44		1.84		1.84		49
	10/31/13		31.38		31.38		2,837,163	0.45		0.45		1.78		1.78		54
	10/31/12		16.79		16.79		1,774,248	0.46		0.46		1.93		1.93		63
Advisor Class:	4/30/17	#	12.10	[b]	12.09	[b]	143	0.43	[c]	0.41	[c]	1.50	[c]	1.48	[c]	24	[b]
	10/31/16	‡	5.41	[b]	5.36	[b]	110	0.43	[c]	0.41	[c]	1.79	[c]	1.74	[c]	62
Premier Class:	4/30/17	#	12.04	[b]	12.03	[b]	326,663	0.56	[c]	0.54	[c]	1.40	[c]	1.39	[c]	24	[b]
	10/31/16		5.93		5.89		284,476	0.56		0.54		1.72		1.68		62
	10/31/15		0.62		0.62		359,857	0.57		0.56		1.20		1.20		61
	10/31/14		11.59		11.59		380,387	0.59		0.59		1.70		1.70		49
	10/31/13		31.21		31.21		331,817	0.60		0.60		1.65		1.65		54
	10/31/12		16.66		16.66		267,987	0.61		0.61		1.79		1.79		63
Retirement Class:	4/30/17	#	12.03	[b]	12.02	[b]	1,015,934	0.66	[c]	0.64	[c]	1.31	[c]	1.30	[c]	24	[b]
	10/31/16		5.80		5.75		920,779	0.66		0.64		1.61		1.57		62
	10/31/15		0.53		0.53		970,460	0.67		0.66		1.11		1.11		61
	10/31/14		11.51		11.51		1,061,428	0.69		0.69		1.62		1.62		49
	10/31/13		31.06		31.06		1,162,308	0.70		0.70		1.54		1.54		54
	10/31/12		16.53		16.53		794,585	0.71		0.71		1.70		1.70		63
Retail Class:	4/30/17	#	11.91	[b]	11.90	[b]	146,830	0.72	[c]	0.71	[c]	1.24	[c]	1.23	[c]	24	[b]
	10/31/16		5.74		5.69		132,362	0.73		0.70		1.55		1.50		62
	10/31/15		0.51		0.51		133,294	0.74		0.72		1.04		1.04		61
	10/31/14		11.39		11.39		138,226	0.76		0.76		1.53		1.53		49
	10/31/13		30.94		30.94		125,958	0.80		0.80		1.44		1.44		54
	10/31/12		16.36		16.36		86,119	0.84		0.84		1.58		1.58		63

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	99

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net	Net realized & unrealized	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

MID-CAP GROWTH FUND
Institutional Class:	4/30/17	#	$19.07	$0.07	$2.55	$2.62	$(0.10)	$—	$(0.10)	$21.59
	10/31/16		21.47	0.08	(0.77)	(0.69)	(0.04)	(1.67)	(1.71)	19.07
	10/31/15		24.31	0.05	0.67	0.72	(0.11)	(3.45)	(3.56)	21.47
	10/31/14		25.18	0.10	2.24	2.34	(0.06)	(3.15)	(3.21)	24.31
	10/31/13		19.94	0.10	6.33	6.43	(0.15)	(1.04)	(1.19)	25.18
	10/31/12		18.75	0.11	1.80	1.91	—	(0.72)	(0.72)	19.94
Advisor Class:	4/30/17	#	19.07	0.06	2.56	2.62	(0.10)	—	(0.10)	21.59
	10/31/16	‡	21.70	0.07	(0.99)	(0.92)	(0.04)	(1.67)	(1.71)	19.07
Premier Class:	4/30/17	#	18.95	0.05	2.54	2.59	(0.07)	—	(0.07)	21.47
	10/31/16		21.34	0.05	(0.76)	(0.71)	(0.01)	(1.67)	(1.68)	18.95
	10/31/15		24.18	0.01	0.67	0.68	(0.07)	(3.45)	(3.52)	21.34
	10/31/14		25.05	0.06	2.25	2.31	(0.03)	(3.15)	(3.18)	24.18
	10/31/13		19.84	0.07	6.30	6.37	(0.12)	(1.04)	(1.16)	25.05
	10/31/12		18.69	0.08	1.79	1.87	—	(0.72)	(0.72)	19.84
Retirement Class:	4/30/17	#	18.55	0.04	2.49	2.53	(0.05)	—	(0.05)	21.03
	10/31/16		20.94	0.03	(0.75)	(0.72)	—	(1.67)	(1.67)	18.55
	10/31/15		23.79	(0.01)	0.66	0.65	(0.05)	(3.45)	(3.50)	20.94
	10/31/14		24.70	0.04	2.20	2.24	0.00 [d]	(3.15)	(3.15)	23.79
	10/31/13		19.58	0.05	6.21	6.26	(0.10)	(1.04)	(1.14)	24.70
	10/31/12		18.47	0.06	1.77	1.83	—	(0.72)	(0.72)	19.58
Retail Class:	4/30/17	#	18.53	0.03	2.50	2.53	(0.04)	—	(0.04)	21.02
	10/31/16		20.93	0.02	(0.75)	(0.73)	—	(1.67)	(1.67)	18.53
	10/31/15		23.78	(0.02)	0.65	0.63	(0.03)	(3.45)	(3.48)	20.93
	10/31/14		24.71	0.02	2.20	2.22	—	(3.15)	(3.15)	23.78
	10/31/13		19.58	0.03	6.22	6.25	(0.08)	(1.04)	(1.12)	24.71
	10/31/12		18.49	0.04	1.77	1.81	—	(0.72)	(0.72)	19.58

MID-CAP VALUE FUND
Institutional Class:	4/30/17	#	22.16	0.15	2.45	2.60	(0.41)	(0.65)	(1.06)	23.70
	10/31/16		23.57	0.37	0.61	0.98	(0.33)	(2.06)	(2.39)	22.16
	10/31/15		24.98	0.33	(0.27)	0.06	(0.35)	(1.12)	(1.47)	23.57
	10/31/14		23.44	0.33	2.92	3.25	(0.29)	(1.42)	(1.71)	24.98
	10/31/13		18.50	0.33	5.26	5.59	(0.32)	(0.33)	(0.65)	23.44
	10/31/12		16.65	0.28	1.80	2.08	(0.23)	—	(0.23)	18.50
Advisor Class:	4/30/17	#	22.15	0.12	2.47	2.59	(0.40)	(0.65)	(1.05)	23.69
	10/31/16	‡	23.48	0.31	0.75	1.06	(0.33)	(2.06)	(2.39)	22.15
Premier Class:	4/30/17	#	22.10	0.14	2.43	2.57	(0.37)	(0.65)	(1.02)	23.65
	10/31/16		23.51	0.34	0.61	0.95	(0.30)	(2.06)	(2.36)	22.10
	10/31/15		24.91	0.29	(0.26)	0.03	(0.31)	(1.12)	(1.43)	23.51
	10/31/14		23.38	0.30	2.91	3.21	(0.26)	(1.42)	(1.68)	24.91
	10/31/13		18.46	0.30	5.24	5.54	(0.29)	(0.33)	(0.62)	23.38
	10/31/12		16.61	0.26	1.79	2.05	(0.20)	—	(0.20)	18.46
Retirement Class:	4/30/17	#	22.01	0.12	2.43	2.55	(0.35)	(0.65)	(1.00)	23.56
	10/31/16		23.41	0.32	0.61	0.93	(0.27)	(2.06)	(2.33)	22.01
	10/31/15		24.81	0.27	(0.28)	(0.01)	(0.27)	(1.12)	(1.39)	23.41
	10/31/14		23.29	0.27	2.91	3.18	(0.24)	(1.42)	(1.66)	24.81
	10/31/13		18.39	0.28	5.22	5.50	(0.27)	(0.33)	(0.60)	23.29
	10/31/12		16.54	0.24	1.79	2.03	(0.18)	—	(0.18)	18.39
Retail Class:	4/30/17	#	21.63	0.12	2.39	2.51	(0.34)	(0.65)	(0.99)	23.15
	10/31/16		23.05	0.30	0.60	0.90	(0.26)	(2.06)	(2.32)	21.63
	10/31/15		24.46	0.25	(0.26)	(0.01)	(0.28)	(1.12)	(1.40)	23.05
	10/31/14		22.98	0.25	2.86	3.11	(0.21)	(1.42)	(1.63)	24.46
	10/31/13		18.15	0.27	5.16	5.43	(0.27)	(0.33)	(0.60)	22.98
	10/31/12		16.35	0.22	1.76	1.98	(0.18)	—	(0.18)	18.15

100	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

							Ratios and supplemental data
								Ratios to average net assets
	For the period or year ended		Total return		Total return excluding payment from affiliates[u]		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Net investment income (loss) excluding payment from affiliates[u]		Portfolio turnover rate

MID-CAP GROWTH FUND
Institutional Class:	4/30/17	#	13.78%[b]		13.77%[b]		$836,285	0.47%[c]		0.47%[c]		0.67%[c]		0.65%[c]		21%[b]
	10/31/16		(3.22)		(3.24)		787,520	0.47		0.47		0.41		0.39		69
	10/31/15		3.61		3.61		948,072	0.47		0.47		0.20		0.20		104
	10/31/14		10.64		10.64		896,227	0.47		0.47		0.42		0.42		104
	10/31/13		34.07		34.07		915,882	0.47		0.47		0.46		0.46		105
	10/31/12		10.66		10.66		586,349	0.48		0.48		0.59		0.59		85
Advisor Class:	4/30/17	#	13.77	[b]	13.76	[b]	138	0.49	[c]	0.49	[c]	0.62	[c]	0.61	[c]	21	[b]
	10/31/16	‡	(4.26)[b]		(4.28)[b]		98	0.49	[c]	0.49	[c]	0.39	[c]	0.36	[c]	69
Premier Class:	4/30/17	#	13.64	[b]	13.63	[b]	109,576	0.62	[c]	0.62	[c]	0.52	[c]	0.51	[c]	21	[b]
	10/31/16		(3.35)		(3.37)		107,194	0.62		0.62		0.27		0.25		69
	10/31/15		3.44		3.44		136,135	0.62		0.62		0.05		0.05		104
	10/31/14		10.48		10.48		141,798	0.62		0.62		0.27		0.27		104
	10/31/13		33.93		33.93		177,935	0.62		0.62		0.33		0.33		105
	10/31/12		10.48		10.48		159,806	0.63		0.63		0.41		0.41		85
Retirement Class:	4/30/17	#	13.66	[b]	13.65	[b]	398,315	0.72	[c]	0.72	[c]	0.42	[c]	0.40	[c]	21	[b]
	10/31/16		(3.48)		(3.50)		367,160	0.72		0.72		0.16		0.14		69
	10/31/15		3.32		3.32		470,864	0.72		0.72		(0.04)		(0.04)		104
	10/31/14		10.40		10.40		510,331	0.72		0.72		0.17		0.17		104
	10/31/13		33.71		33.71		570,942	0.72		0.72		0.25		0.25		105
	10/31/12		10.38		10.38		476,061	0.73		0.73		0.30		0.30		85
Retail Class:	4/30/17	#	13.61	[b]	13.60	[b]	166,178	0.79	[c]	0.79	[c]	0.34	[c]	0.33	[c]	21	[b]
	10/31/16		(3.54)		(3.56)		154,928	0.78		0.78		0.10		0.08		69
	10/31/15		3.27		3.27		180,387	0.78		0.78		(0.11)		(0.11)		104
	10/31/14		10.29		10.29		181,627	0.79		0.79		0.10		0.10		104
	10/31/13		33.64		33.64		175,018	0.82		0.82		0.13		0.13		105
	10/31/12		10.26		10.26		125,453	0.84		0.84		0.20		0.20		85

MID-CAP VALUE FUND
Institutional Class:	4/30/17	#	11.79	[b]	11.79	[b]	3,495,247	0.41	[c]	0.39	[c]	1.31	[c]	1.31	[c]	14	[b]
	10/31/16		5.21		5.17		3,225,705	0.41		0.37		1.74		1.70		43
	10/31/15		0.27		0.27		3,357,973	0.42		0.39		1.34		1.34		39
	10/31/14		14.91		14.91		3,186,049	0.44		0.43		1.37		1.37		28
	10/31/13		31.23		31.23		2,181,142	0.45		0.45		1.59		1.59		46
	10/31/12		12.66		12.66		1,393,965	0.46		0.46		1.61		1.61		33
Advisor Class:	4/30/17	#	11.78	[b]	11.78	[b]	282	0.49	[c]	0.47	[c]	1.04	[c]	1.04	[c]	14	[b]
	10/31/16	‡	5.56	[b]	5.52	[b]	141	0.43	[c]	0.40	[c]	1.63	[c]	1.58	[c]	43
Premier Class:	4/30/17	#	11.71	[b]	11.71	[b]	376,345	0.56	[c]	0.54	[c]	1.19	[c]	1.19	[c]	14	[b]
	10/31/16		5.09		5.05		368,739	0.56		0.52		1.61		1.57		43
	10/31/15		0.10		0.10		394,843	0.57		0.54		1.20		1.20		39
	10/31/14		14.73		14.73		424,326	0.59		0.58		1.27		1.27		28
	10/31/13		31.00		31.00		457,994	0.60		0.60		1.46		1.46		46
	10/31/12		12.53		12.53		378,125	0.61		0.61		1.47		1.47		33
Retirement Class:	4/30/17	#	11.66	[b]	11.66	[b]	1,068,744	0.66	[c]	0.64	[c]	1.08	[c]	1.08	[c]	14	[b]
	10/31/16		4.97		4.93		1,031,502	0.66		0.62		1.49		1.46		43
	10/31/15		0.00		0.00		1,096,242	0.67		0.64		1.10		1.10		39
	10/31/14		14.62		14.62		1,244,449	0.69		0.68		1.16		1.16		28
	10/31/13		30.87		30.87		1,542,181	0.70		0.70		1.37		1.37		46
	10/31/12		12.41		12.41		1,233,934	0.71		0.71		1.39		1.39		33
Retail Class:	4/30/17	#	11.68	[b]	11.68	[b]	295,147	0.71	[c]	0.68	[c]	1.02	[c]	1.02	[c]	14	[b]
	10/31/16		4.90		4.86		276,022	0.71		0.67		1.45		1.41		43
	10/31/15		(0.02)		(0.02)		296,484	0.71		0.69		1.05		1.05		39
	10/31/14		14.52		14.52		308,362	0.75		0.74		1.08		1.08		28
	10/31/13		30.83		30.83		255,059	0.76		0.76		1.30		1.30		46
	10/31/12		12.27		12.27		199,693	0.81		0.81		1.26		1.26		33

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	101

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized & unrealized	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss)[a]		gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

SMALL-CAP EQUITY FUND
Institutional Class:	4/30/17	#	$16.64	$0.09		$3.04	$3.13	$(0.17)	$(0.47)	$(0.64)	$19.13
	10/31/16		17.62	0.16		0.22	0.38	(0.13)	(1.23)	(1.36)	16.64
	10/31/15		19.70	0.13		0.55	0.68	(0.14)	(2.62)	(2.76)	17.62
	10/31/14		19.79	0.15		1.53	1.68	(0.16)	(1.61)	(1.77)	19.70
	10/31/13		14.63	0.18		5.43	5.61	(0.18)	(0.27)	(0.45)	19.79
	10/31/12		13.88	0.13		1.15	1.28	(0.10)	(0.43)	(0.53)	14.63
Advisor Class:	4/30/17	#	16.63	0.08		3.04	3.12	(0.17)	(0.47)	(0.64)	19.11
	10/31/16	‡	18.05	0.10		(0.16)	(0.06)	(0.13)	(1.23)	(1.36)	16.63
Premier Class:	4/30/17	#	16.54	0.08		3.02	3.10	(0.15)	(0.47)	(0.62)	19.02
	10/31/16		17.53	0.14		0.21	0.35	(0.11)	(1.23)	(1.34)	16.54
	10/31/15		19.62	0.11		0.55	0.66	(0.13)	(2.62)	(2.75)	17.53
	10/31/14		19.74	0.13		1.51	1.64	(0.15)	(1.61)	(1.76)	19.62
	10/31/13		14.59	0.16		5.41	5.57	(0.15)	(0.27)	(0.42)	19.74
	10/31/12		13.85	0.11		1.15	1.26	(0.09)	(0.43)	(0.52)	14.59
Retirement Class:	4/30/17	#	16.26	0.07		2.96	3.03	(0.13)	(0.47)	(0.60)	18.69
	10/31/16		17.25	0.12		0.21	0.33	(0.09)	(1.23)	(1.32)	16.26
	10/31/15		19.36	0.09		0.54	0.63	(0.12)	(2.62)	(2.74)	17.25
	10/31/14		19.51	0.11		1.49	1.60	(0.14)	(1.61)	(1.75)	19.36
	10/31/13		14.42	0.14		5.36	5.50	(0.14)	(0.27)	(0.41)	19.51
	10/31/12		13.68	0.09		1.14	1.23	(0.06)	(0.43)	(0.49)	14.42
Retail Class:	4/30/17	#	16.11	0.06		2.95	3.01	(0.13)	(0.47)	(0.60)	18.52
	10/31/16		17.10	0.11		0.21	0.32	(0.08)	(1.23)	(1.31)	16.11
	10/31/15		19.22	0.07		0.54	0.61	(0.11)	(2.62)	(2.73)	17.10
	10/31/14		19.39	0.09		1.48	1.57	(0.13)	(1.61)	(1.74)	19.22
	10/31/13		14.33	0.12		5.33	5.45	(0.12)	(0.27)	(0.39)	19.39
	10/31/12		13.62	0.07		1.13	1.20	(0.06)	(0.43)	(0.49)	14.33

SMALL/MID-CAP EQUITY FUND
Institutional Class:	4/30/17	#	9.63	0.05		1.61	1.66	(0.02)	—	(0.02)	11.27
	10/31/16	§	10.00	0.00	[d]	(0.37)	(0.37)	—	—	—	9.63
Advisor Class:	4/30/17	#	9.62	0.05		1.62	1.67	(0.02)	—	(0.02)	11.27
	10/31/16	§	10.00	0.02		(0.40)	(0.38)	—	—	—	9.62
Premier Class:	4/30/17	#	9.62	0.05		1.61	1.66	(0.02)	—	(0.02)	11.26
	10/31/16	§	10.00	0.02		(0.40)	(0.38)	—	—	—	9.62
Retirement Class:	4/30/17	#	9.62	0.04		1.61	1.65	(0.02)	—	(0.02)	11.25
	10/31/16	§	10.00	0.01		(0.39)	(0.38)	—	—	—	9.62
Retail Class:	4/30/17	#	9.62	0.03		1.60	1.63	(0.01)	—	(0.01)	11.24
	10/31/16	§	10.00	0.01		(0.39)	(0.38)	—	—	—	9.62

102	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
	For the					Ratios to average net assets
	period or year ended		Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

SMALL-CAP EQUITY FUND
Institutional Class:	4/30/17	#	18.88%[b]		$2,438,445	0.41%[c]		0.41%[c]		0.98%[c]		36%[b]
	10/31/16		2.59		2,102,479	0.42		0.42		1.01		86
	10/31/15		4.32		2,050,241	0.42		0.42		0.73		89
	10/31/14		9.40		1,831,047	0.45		0.44		0.81		94
	10/31/13		39.49		1,482,702	0.47		0.44		1.06		85
	10/31/12		9.55		956,314	0.48		0.45		0.90		101
Advisor Class:	4/30/17	#	18.81	[b]	1,975	0.50	[c]	0.50	[c]	0.84	[c]	36	[b]
	10/31/16	‡	0.07	[b]	508	0.47	[c]	0.47	[c]	0.67	[c]	86
Premier Class:	4/30/17	#	18.78	[b]	201,776	0.56	[c]	0.56	[c]	0.84	[c]	36	[b]
	10/31/16		2.38		171,546	0.57		0.57		0.91		86
	10/31/15		4.19		182,699	0.57		0.57		0.60		89
	10/31/14		9.19		188,209	0.60		0.59		0.69		94
	10/31/13		39.32		199,759	0.62		0.59		0.94		85
	10/31/12		9.35		162,874	0.63		0.60		0.76		101
Retirement Class:	4/30/17	#	18.70	[b]	621,610	0.66	[c]	0.66	[c]	0.74	[c]	36	[b]
	10/31/16		2.30		541,420	0.67		0.67		0.77		86
	10/31/15		4.09		545,870	0.67		0.67		0.49		89
	10/31/14		9.08		527,052	0.70		0.69		0.57		94
	10/31/13		39.20		558,845	0.72		0.69		0.86		85
	10/31/12		9.29		493,397	0.73		0.70		0.65		101
Retail Class:	4/30/17	#	18.64	[b]	166,159	0.71	[c]	0.71	[c]	0.68	[c]	36	[b]
	10/31/16		2.26		125,084	0.73		0.73		0.69		86
	10/31/15		4.01		110,670	0.75		0.75		0.42		89
	10/31/14		8.98		104,321	0.79		0.78		0.48		94
	10/31/13		39.04		100,054	0.83		0.81		0.70		85
	10/31/12		9.09		67,848	0.87		0.85		0.51		101

SMALL/MID-CAP EQUITY FUND
Institutional Class:	4/30/17	#	17.28	[b]	592,941	0.50	[c]	0.50	[c]	1.00	[c]	33	[b]
	10/31/16	§	(3.70)[b]		370,391	1.58	[c]	0.53	[c]	0.18	[c]	2	[b]
Advisor Class:	4/30/17	#	17.36	[b]	1,175	0.51	[c]	0.51	[c]	1.02	[c]	33	[b]
	10/31/16	§	(3.80)[b]		967	2.08	[c]	0.68	[c]	0.64	[c]	2	[b]
Premier Class:	4/30/17	#	17.23	[b]	1,126	0.66	[c]	0.66	[c]	0.87	[c]	33	[b]
	10/31/16	§	(3.80)[b]		962	2.27	[c]	0.68	[c]	0.64	[c]	2	[b]
Retirement Class:	4/30/17	#	17.12	[b]	3,834	0.75	[c]	0.75	[c]	0.73	[c]	33	[b]
	10/31/16	§	(3.80)[b]		1,165	2.35	[c]	0.78	[c]	0.52	[c]	2	[b]
Retail Class:	4/30/17	#	16.97	[b]	2,024	0.93	[c]	0.92	[c]	0.61	[c]	33	[b]
	10/31/16	§	(3.80)[b]		1,127	3.15	[c]	0.92	[c]	0.38	[c]	2	[b]

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	103

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
					Net realized					Net
	For the		Net asset	Net	& unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment	gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income	on total	investment	investment	realized	and	end of
	ended		of period	(loss)[a]	investments	operations	income	gains	distributions	period

SOCIAL CHOICE EQUITY FUND
Institutional Class:	4/30/17	#	$16.55	$0.16	$1.99	$2.15	$(0.39)	$(0.74)	$(1.13)	$17.57
	10/31/16		16.71	0.33	0.36	0.69	(0.30)	(0.55)	(0.85)	16.55
	10/31/15		16.91	0.30	(0.07)	0.23	(0.24)	(0.19)	(0.43)	16.71
	10/31/14		15.08	0.27	1.92	2.19	(0.22)	(0.14)	(0.36)	16.91
	10/31/13		11.72	0.25	3.35	3.60	(0.24)	—	(0.24)	15.08
	10/31/12		10.75	0.23	0.93	1.16	(0.19)	—	(0.19)	11.72
Advisor Class:	4/30/17	#	16.54	0.12	2.03	2.15	(0.39)	(0.74)	(1.13)	17.56
	10/31/16	‡	16.78	0.29	0.32	0.61	(0.30)	(0.55)	(0.85)	16.54
Premier Class:	4/30/17	#	16.49	0.15	1.98	2.13	(0.37)	(0.74)	(1.11)	17.51
	10/31/16		16.65	0.31	0.35	0.66	(0.27)	(0.55)	(0.82)	16.49
	10/31/15		16.86	0.28	(0.08)	0.20	(0.22)	(0.19)	(0.41)	16.65
	10/31/14		15.03	0.25	1.91	2.16	(0.19)	(0.14)	(0.33)	16.86
	10/31/13		11.68	0.23	3.34	3.57	(0.22)	—	(0.22)	15.03
	10/31/12		10.71	0.21	0.93	1.14	(0.17)	—	(0.17)	11.68
Retirement Class:	4/30/17	#	16.75	0.14	2.02	2.16	(0.35)	(0.74)	(1.09)	17.82
	10/31/16		16.90	0.30	0.35	0.65	(0.25)	(0.55)	(0.80)	16.75
	10/31/15		17.10	0.26	(0.08)	0.18	(0.19)	(0.19)	(0.38)	16.90
	10/31/14		15.24	0.24	1.94	2.18	(0.18)	(0.14)	(0.32)	17.10
	10/31/13		11.84	0.22	3.39	3.61	(0.21)	—	(0.21)	15.24
	10/31/12		10.85	0.20	0.94	1.14	(0.15)	—	(0.15)	11.84
Retail Class:	4/30/17	#	14.98	0.12	1.81	1.93	(0.32)	(0.74)	(1.06)	15.85
	10/31/16		15.21	0.27	0.31	0.58	(0.26)	(0.55)	(0.81)	14.98
	10/31/15		15.45	0.24	(0.08)	0.16	(0.21)	(0.19)	(0.40)	15.21
	10/31/14		13.80	0.21	1.76	1.97	(0.18)	(0.14)	(0.32)	15.45
	10/31/13		10.75	0.19	3.07	3.26	(0.21)	—	(0.21)	13.80
	10/31/12		9.88	0.18	0.85	1.03	(0.16)	—	(0.16)	10.75

SOCIAL CHOICE LOW CARBON EQUITY FUND
Institutional Class:	4/30/17	#	10.35	0.08	1.34	1.42	(0.24)	(0.08)	(0.32)	11.45
	10/31/16		9.92	0.23	0.25	0.48	(0.05)	(0.00)[d]	(0.05)	10.35
	10/31/15	^	10.00	0.03	(0.11)	(0.08)	—	—	—	9.92
Advisor Class:	4/30/17	#	10.35	0.09	1.33	1.42	(0.24)	(0.08)	(0.32)	11.45
	10/31/16	‡	10.01	0.21	0.18	0.39	(0.05)	(0.00)[d]	(0.05)	10.35
Premier Class:	4/30/17	#	10.34	0.07	1.34	1.41	(0.20)	(0.08)	(0.28)	11.47
	10/31/16		9.92	0.19	0.28	0.47	(0.05)	(0.00)[d]	(0.05)	10.34
	10/31/15	^	10.00	0.03	(0.11)	(0.08)	—	—	—	9.92
Retirement Class:	4/30/17	#	10.33	0.06	1.33	1.39	(0.22)	(0.08)	(0.30)	11.42
	10/31/16		9.91	0.23	0.24	0.47	(0.05)	(0.00)[d]	(0.05)	10.33
	10/31/15	^	10.00	0.03	(0.12)	(0.09)	—	—	—	9.91
Retail Class:	4/30/17	#	10.33	0.07	1.32	1.39	(0.21)	(0.08)	(0.29)	11.43
	10/31/16		9.91	0.20	0.26	0.46	(0.04)	(0.00)[d]	(0.04)	10.33
	10/31/15	^	10.00	0.03	(0.12)	(0.09)	—	—	—	9.91

104	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
	For the					Ratios to average net assets
	period				Net assets at					Net		Portfolio
	or year				end of period	Gross		Net		investment		turnover
	ended		Total return		(in thousands)	expenses		expenses		income (loss)		rate

SOCIAL CHOICE EQUITY FUND
Institutional Class:	4/30/17	#	13.34%[b]		$1,657,234	0.18%[c]		0.18%[c]		1.85%[c]		6%[b]
	10/31/16		4.52		1,443,910	0.19		0.19		2.08		16
	10/31/15		1.42		1,365,668	0.18		0.18		1.80		17
	10/31/14		14.82		1,284,871	0.18		0.18		1.72		7
	10/31/13		31.32		934,574	0.18		0.18		1.85		12
	10/31/12		10.93		612,990	0.19		0.19		2.00		17
Advisor Class:	4/30/17	#	13.34	[b]	7,083	0.25	[c]	0.25	[c]	1.45	[c]	6	[b]
	10/31/16	‡	4.01	[b]	159	0.21	[c]	0.21	[c]	2.02	[c]	16
Premier Class:	4/30/17	#	13.23	[b]	84,547	0.33	[c]	0.33	[c]	1.72	[c]	6	[b]
	10/31/16		4.37		80,487	0.34		0.34		1.93		16
	10/31/15		1.22		77,865	0.32		0.32		1.66		17
	10/31/14		14.70		95,987	0.33		0.33		1.58		7
	10/31/13		31.14		90,567	0.33		0.33		1.73		12
	10/31/12		10.80		83,697	0.33		0.33		1.86		17
Retirement Class:	4/30/17	#	13.21	[b]	365,987	0.43	[c]	0.43	[c]	1.61	[c]	6	[b]
	10/31/16		4.23		329,659	0.44		0.44		1.83		16
	10/31/15		1.13		342,134	0.43		0.43		1.56		17
	10/31/14		14.59		387,327	0.43		0.43		1.48		7
	10/31/13		30.99		392,917	0.43		0.43		1.62		12
	10/31/12		10.68		313,635	0.43		0.43		1.76		17
Retail Class:	4/30/17	#	13.24	[b]	460,342	0.46	[c]	0.46	[c]	1.58	[c]	6	[b]
	10/31/16		4.20		427,545	0.46		0.46		1.83		16
	10/31/15		1.12		915,697	0.44		0.44		1.54		17
	10/31/14		14.58		917,583	0.46		0.46		1.42		7
	10/31/13		30.87		313,597	0.48		0.48		1.56		12
	10/31/12		10.62		222,461	0.49		0.49		1.69		17

SOCIAL CHOICE LOW CARBON EQUITY FUND
Institutional Class:	4/30/17	#	13.89	[b]	48,493	0.70	[c]	0.32	[c]	1.55	[c]	8	[b]
	10/31/16		4.92		36,694	0.65		0.32		2.31		83
	10/31/15	^	(0.80)[b]		28,426	3.77	[c]	0.32	[c]	1.57	[c]	1	[b]
Advisor Class:	4/30/17	#	13.86	[b]	169	0.75	[c]	0.37	[c]	1.62	[c]	8	[b]
	10/31/16	‡	3.94	[b]	117	0.67	[c]	0.34	[c]	2.37	[c]	83
Premier Class:	4/30/17	#	13.80	[b]	496	0.86	[c]	0.47	[c]	1.30	[c]	8	[b]
	10/31/16		4.76		353	0.82		0.47		1.92		83
	10/31/15	^	(0.80)[b]		992	4.52	[c]	0.47	[c]	1.47	[c]	1	[b]
Retirement Class:	4/30/17	#	13.64	[b]	13,412	0.96	[c]	0.57	[c]	1.17	[c]	8	[b]
	10/31/16		4.75		6,575	0.91		0.57		2.29		83
	10/31/15	^	(0.90)[b]		2,034	4.38	[c]	0.57	[c]	1.35	[c]	1	[b]
Retail Class:	4/30/17	#	13.58	[b]	5,150	1.12	[c]	0.71	[c]	1.34	[c]	8	[b]
	10/31/16		4.69		2,575	0.97		0.65		2.05		83
	10/31/15	^	(0.90)[b]		1,513	4.72	[c]	0.71	[c]	1.22	[c]	1	[b]

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	105

Financial highlights

TIAA-CREF Funds

			Selected per share data

				Gain (loss) from investment operations
	For the		Net asset	Net	Net realized & unrealized	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

EMERGING MARKETS EQUITY FUND
Institutional Class:	4/30/17	#	$9.66	$0.04	$1.35	$1.39	$(0.08)	$ —	$(0.08)	$10.97
	10/31/16		9.07	0.10	0.58	0.68	(0.09)	—	(0.09)	9.66
	10/31/15		10.78	0.12	(1.70)	(1.58)	(0.13)	—	(0.13)	9.07
	10/31/14		11.17	0.12	(0.43)	(0.31)	(0.08)	—	(0.08)	10.78
	10/31/13		10.44	0.12	0.73	0.85	(0.12)	—	(0.12)	11.17
	10/31/12		10.11	0.13	0.27	0.40	(0.07)	—	(0.07)	10.44
Advisor Class:	4/30/17	#	9.65	0.01	1.38	1.39	(0.08)	—	(0.08)	10.96
	10/31/16	‡	8.87	0.10	0.77	0.87	(0.09)	—	(0.09)	9.65
Premier Class:	4/30/17	#	9.65	0.03	1.35	1.38	(0.07)	—	(0.07)	10.96
	10/31/16		9.06	0.09	0.57	0.66	(0.07)	—	(0.07)	9.65
	10/31/15		10.77	0.12	(1.71)	(1.59)	(0.12)	—	(0.12)	9.06
	10/31/14		11.16	0.10	(0.43)	(0.33)	(0.06)	—	(0.06)	10.77
	10/31/13		10.42	0.10	0.74	0.84	(0.10)	—	(0.10)	11.16
	10/31/12		10.09	0.05	0.34	0.39	(0.06)	—	(0.06)	10.42
Retirement Class:	4/30/17	#	9.62	0.02	1.36	1.38	(0.06)	—	(0.06)	10.94
	10/31/16		9.03	0.08	0.57	0.65	(0.06)	—	(0.06)	9.62
	10/31/15		10.73	0.11	(1.70)	(1.59)	(0.11)	—	(0.11)	9.03
	10/31/14		11.12	0.09	(0.43)	(0.34)	(0.05)	—	(0.05)	10.73
	10/31/13		10.40	0.09	0.73	0.82	(0.10)	—	(0.10)	11.12
	10/31/12		10.08	0.11	0.26	0.37	(0.05)	—	(0.05)	10.40
Retail Class:	4/30/17	#	9.62	0.01	1.37	1.38	(0.05)	—	(0.05)	10.95
	10/31/16		9.02	0.06	0.58	0.64	(0.04)	—	(0.04)	9.62
	10/31/15		10.72	0.08	(1.69)	(1.61)	(0.09)	—	(0.09)	9.02
	10/31/14		11.11	0.08	(0.43)	(0.35)	(0.04)	—	(0.04)	10.72
	10/31/13		10.39	0.08	0.72	0.80	(0.08)	—	(0.08)	11.11
	10/31/12		10.07	0.08	0.27	0.35	(0.03)	—	(0.03)	10.39

ENHANCED INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	4/30/17	#	6.87	0.09	0.67	0.76	(0.19)	—	(0.19)	7.44
	10/31/16		7.30	0.22	(0.44)	(0.22)	(0.21)	—	(0.21)	6.87
	10/31/15		7.97	0.23	(0.33)	(0.10)	(0.28)	(0.29)	(0.57)	7.30
	10/31/14		8.44	0.30	(0.21)	0.09	(0.27)	(0.29)	(0.56)	7.97
	10/31/13		6.82	0.23	1.66	1.89	(0.27)	—	(0.27)	8.44
	10/31/12		6.62	0.24	0.16	0.40	(0.20)	—	(0.20)	6.82
Advisor Class:	4/30/17	#	6.87	0.09	0.67	0.76	(0.19)	—	(0.19)	7.44
	10/31/16	‡	7.25	0.21	(0.38)	(0.17)	(0.21)	—	(0.21)	6.87

106	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
						Ratios to average net assets
	For the period or year ended		Total return	Total return excluding payment from affiliates[u]	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Net investment income (loss) excluding payment from affiliates[u]		Portfolio turnover rate

EMERGING MARKETS EQUITY FUND
Institutional Class:	4/30/17	#	14.60%[b]	14.59%[b]	$1,108,829	0.94%[c]		0.94%[c]		0.79%[c]		0.77%[c]		64%[b]
	10/31/16		7.73	7.60	1,067,866	0.94		0.94		1.12		0.99		195
	10/31/15		(14.85)	(14.85)	918,839	0.94		0.94		1.17		1.17		114
	10/31/14		(2.79)	(2.79)	850,536	0.95		0.95		1.10		1.10		104
	10/31/13		8.18	8.18	676,999	0.95		0.95		1.11		1.11		110
	10/31/12		4.00	4.00	596,017	0.99		0.95		1.25		1.25		115
Advisor Class:	4/30/17	#	14.59 [b]	14.58 [b]	661	0.95	[c]	0.95	[c]	0.26	[c]	0.23	[c]	64	[b]
	10/31/16	‡	9.91 [b]	9.77 [b]	115	0.96	[c]	0.96	[c]	1.30	[c]	1.14	[c]	195
Premier Class:	4/30/17	#	14.47 [b]	14.46 [b]	23,747	1.08	[c]	1.08	[c]	0.58	[c]	0.55	[c]	64	[b]
	10/31/16		7.57	7.42	15,890	1.09		1.09		1.01		0.86		195
	10/31/15		(14.98)	(14.98)	9,408	1.09		1.09		1.21		1.21		114
	10/31/14		(2.91)	(2.91)	4,906	1.10		1.10		0.95		0.95		104
	10/31/13		7.96	7.96	4,126	1.10		1.10		0.97		0.97		110
	10/31/12		3.96	3.96	2,113	1.15		1.10		0.46		0.46		115
Retirement Class:	4/30/17	#	14.47 [b]	14.46 [b]	46,440	1.18	[c]	1.18	[c]	0.44	[c]	0.41	[c]	64	[b]
	10/31/16		7.47	7.34	26,946	1.19		1.19		0.86		0.74		195
	10/31/15		(15.03)	(15.03)	29,332	1.19		1.19		1.07		1.07		114
	10/31/14		(3.05)	(3.05)	17,678	1.20		1.20		0.84		0.84		104
	10/31/13		7.91	7.91	15,040	1.20		1.20		0.84		0.84		110
	10/31/12		3.71	3.71	10,655	1.24		1.20		1.06		1.06		115
Retail Class:	4/30/17	#	14.40 [b]	14.39 [b]	7,505	1.37	[c]	1.34	[c]	0.29	[c]	0.26	[c]	64	[b]
	10/31/16		7.21	7.08	4,460	1.36		1.34		0.72		0.59		195
	10/31/15		(15.10)	(15.10)	4,560	1.31		1.31		0.80		0.80		114
	10/31/14		(3.19)	(3.19)	6,352	1.33		1.33		0.70		0.70		104
	10/31/13		7.74	7.74	6,321	1.35		1.34		0.71		0.71		110
	10/31/12		3.50	3.50	5,203	1.40		1.34		0.83		0.83		115

ENHANCED INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	4/30/17	#	11.31 [b]	11.31 [b]	1,689,626	0.42	[c]	0.42	[c]	2.58	[c]	2.58	[c]	66	[b]
	10/31/16		(2.99)	(2.99)	1,521,511	0.41		0.41		3.20		3.20		100
	10/31/15		(1.01)	(1.01)	1,292,616	0.42		0.42		3.08		3.08		84
	10/31/14		1.28	1.28	1,030,084	0.46		0.43		3.70		3.70		71
	10/31/13		28.75	28.75	821,836	0.47		0.47		3.12		3.12		110
	10/31/12		6.33	6.33	636,659	0.51		0.51		3.69		3.69		81
Advisor Class:	4/30/17	#	11.28 [b]	11.28 [b]	121	0.47	[c]	0.47	[c]	2.64	[c]	2.64	[c]	66	[b]
	10/31/16	‡	(2.34)[b]	(2.34)[b]	102	0.44	[c]	0.44	[c]	3.41	[c]	3.41	[c]	100

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	107

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net	Net realized & unrealized	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

GLOBAL NATURAL RESOURCES FUND
Institutional Class:	4/30/17	#	$ 7.66	$ 0.02	$ 0.45	$ 0.47	$ (0.27)	$ —	$ (0.27)	$ 7.86
	10/31/16		7.40	0.11	0.33	0.44	(0.18)	—	(0.18)	7.66
	10/31/15		9.13	0.22	(1.80)	(1.58)	(0.15)	—	(0.15)	7.40
	10/31/14		9.99	0.17	(0.84)	(0.67)	(0.19)	—	(0.19)	9.13
	10/31/13		10.19	0.20	(0.21)	(0.01)	(0.19)	—	(0.19)	9.99
	10/31/12	†	10.00	0.18	0.03	0.21	(0.02)	—	(0.02)	10.19
Advisor Class:	4/30/17	#	7.66	0.03	0.45	0.48	(0.27)	—	(0.27)	7.87
	10/31/16	‡	7.06	0.09	0.69	0.78	(0.18)	—	(0.18)	7.66
Premier Class:	4/30/17	#	7.65	0.02	0.45	0.47	(0.26)	—	(0.26)	7.86
	10/31/16		7.39	0.09	0.33	0.42	(0.16)	—	(0.16)	7.65
	10/31/15		9.11	0.20	(1.78)	(1.58)	(0.14)	—	(0.14)	7.39
	10/31/14		9.97	0.15	(0.84)	(0.69)	(0.17)	—	(0.17)	9.11
	10/31/13		10.17	0.18	(0.20)	(0.02)	(0.18)	—	(0.18)	9.97
	10/31/12	†	10.00	0.16	0.03	0.19	(0.02)	—	(0.02)	10.17
Retirement Class:	4/30/17	#	7.65	0.02	0.45	0.47	(0.26)	—	(0.26)	7.86
	10/31/16		7.39	0.08	0.34	0.42	(0.16)	—	(0.16)	7.65
	10/31/15		9.11	0.20	(1.80)	(1.60)	(0.12)	—	(0.12)	7.39
	10/31/14		9.96	0.14	(0.83)	(0.69)	(0.16)	—	(0.16)	9.11
	10/31/13		10.17	0.17	(0.21)	(0.04)	(0.17)	—	(0.17)	9.96
	10/31/12	†	10.00	0.17	0.02	0.19	(0.02)	—	(0.02)	10.17
Retail Class:	4/30/17	#	7.64	0.01	0.45	0.46	(0.26)	—	(0.26)	7.84
	10/31/16		7.38	0.08	0.32	0.40	(0.14)	—	(0.14)	7.64
	10/31/15		9.10	0.19	(1.80)	(1.61)	(0.11)	—	(0.11)	7.38
	10/31/14		9.94	0.13	(0.82)	(0.69)	(0.15)	—	(0.15)	9.10
	10/31/13		10.15	0.16	(0.21)	(0.05)	(0.16)	—	(0.16)	9.94
	10/31/12	†	10.00	0.15	0.01	0.16	(0.01)	—	(0.01)	10.15

INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/17	#	10.59	0.05	1.32	1.37	(0.16)	—	(0.16)	11.80
	10/31/16		10.97	0.16	(0.41)	(0.25)	(0.13)	—	(0.13)	10.59
	10/31/15		10.81	0.18	0.13	0.31	(0.15)	—	(0.15)	10.97
	10/31/14		11.50	0.17	(0.67)	(0.50)	(0.19)	—	(0.19)	10.81
	10/31/13		9.06	0.20	2.41	2.61	(0.17)	—	(0.17)	11.50
	10/31/12		8.14	0.18	0.88	1.06	(0.14)	—	(0.14)	9.06
Advisor Class:	4/30/17	#	10.59	0.06	1.30	1.36	(0.15)	—	(0.15)	11.80
	10/31/16	‡	10.80	0.16	(0.24)	(0.08)	(0.13)	—	(0.13)	10.59
Premier Class:	4/30/17	#	10.56	0.04	1.32	1.36	(0.14)	—	(0.14)	11.78
	10/31/16		10.94	0.14	(0.40)	(0.26)	(0.12)	—	(0.12)	10.56
	10/31/15		10.78	0.15	0.15	0.30	(0.14)	—	(0.14)	10.94
	10/31/14		11.46	0.16	(0.67)	(0.51)	(0.17)	—	(0.17)	10.78
	10/31/13		9.04	0.18	2.40	2.58	(0.16)	—	(0.16)	11.46
	10/31/12		8.12	0.15	0.90	1.05	(0.13)	—	(0.13)	9.04
Retirement Class:	4/30/17	#	10.94	0.04	1.37	1.41	(0.13)	—	(0.13)	12.22
	10/31/16		11.33	0.14	(0.43)	(0.29)	(0.10)	—	(0.10)	10.94
	10/31/15		11.15	0.16	0.14	0.30	(0.12)	—	(0.12)	11.33
	10/31/14		11.85	0.15	(0.69)	(0.54)	(0.16)	—	(0.16)	11.15
	10/31/13		9.33	0.18	2.49	2.67	(0.15)	—	(0.15)	11.85
	10/31/12		8.37	0.16	0.91	1.07	(0.11)	—	(0.11)	9.33
Retail Class:	4/30/17	#	7.11	0.02	0.88	0.90	(0.13)	—	(0.13)	7.88
	10/31/16		7.43	0.10	(0.30)	(0.20)	(0.12)	—	(0.12)	7.11
	10/31/15		7.36	0.10	0.10	0.20	(0.13)	—	(0.13)	7.43
	10/31/14		7.89	0.09	(0.46)	(0.37)	(0.16)	—	(0.16)	7.36
	10/31/13		6.27	0.11	1.66	1.77	(0.15)	—	(0.15)	7.89
	10/31/12		5.68	0.10	0.61	0.71	(0.12)	—	(0.12)	6.27

108	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
						Ratios to average net assets
	For the period or year ended		Total return	Total return excluding payment from affiliates[u]	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Net investment income (loss) excluding payment from affiliates[u]		Portfolio turnover rate

GLOBAL NATURAL RESOURCES FUND
Institutional Class:	4/30/17	#	5.72%[b]	5.63%[b]	$ 14,856	1.08%[c]		0.83%[c]		0.42%[c]		0.24%[c]		55%[b]
	10/31/16		6.32	6.14	107,929	0.78		0.75		1.56		1.38		365
	10/31/15		(17.49)	(17.49)	231,533	0.74		0.74		2.61		2.61		184
	10/31/14		(6.80)	(6.80)	234,559	0.74		0.74		1.70		1.70		169
	10/31/13		(0.05)	(0.05)	237,218	0.74		0.74		2.03		2.03		162
	10/31/12	†	2.09 [b]	2.09 [b]	244,856	0.86	[c]	0.75	[c]	1.80	[c]	1.80	[c]	65	[b]
Advisor Class:	4/30/17	#	5.82 [b]	5.75 [b]	159	1.13	[c]	0.87	[c]	0.65	[c]	0.50	[c]	55	[b]
	10/31/16	‡	11.42 [b]	11.23 [b]	120	0.81	[c]	0.78	[c]	1.41	[c]	1.21	[c]	365
Premier Class:	4/30/17	#	5.73 [b]	5.65 [b]	2,931	1.22	[c]	0.96	[c]	0.56	[c]	0.40	[c]	55	[b]
	10/31/16		6.11	5.93	4,026	0.94		0.90		1.32		1.13		365
	10/31/15		(17.53)	(17.53)	3,555	0.90		0.90		2.44		2.44		184
	10/31/14		(6.95)	(6.95)	3,944	0.89		0.89		1.55		1.55		169
	10/31/13		(0.16)	(0.16)	4,088	0.90		0.90		1.87		1.87		162
	10/31/12	†	1.88 [b]	1.88 [b]	2,568	1.11	[c]	0.90	[c]	1.59	[c]	1.59	[c]	65	[b]
Retirement Class:	4/30/17	#	5.71 [b]	5.63 [b]	19,335	1.32	[c]	1.07	[c]	0.46	[c]	0.30	[c]	55	[b]
	10/31/16		6.02	5.81	19,298	1.04		1.00		1.14		0.93		365
	10/31/15		(17.66)	(17.66)	11,633	1.00		1.00		2.38		2.38		184
	10/31/14		(7.06)	(7.06)	11,352	0.99		0.99		1.44		1.44		169
	10/31/13		(0.28)	(0.28)	13,548	0.99		0.99		1.74		1.74		162
	10/31/12	†	1.87 [b]	1.87 [b]	11,290	1.13	[c]	1.00	[c]	1.65	[c]	1.65	[c]	65	[b]
Retail Class:	4/30/17	#	5.58 [b]	5.50 [b]	6,347	1.45	[c]	1.20	[c]	0.29	[c]	0.13	[c]	55	[b]
	10/31/16		5.78	5.59	6,187	1.19		1.14		1.08		0.90		365
	10/31/15		(17.81)	(17.81)	5,160	1.13		1.13		2.26		2.26		184
	10/31/14		(7.02)	(7.02)	6,502	1.13		1.13		1.31		1.31		169
	10/31/13		(0.49)	(0.49)	6,872	1.16		1.14		1.58		1.58		162
	10/31/12	†	1.64 [b]	1.64 [b]	6,149	1.31	[c]	1.14	[c]	1.52	[c]	1.52	[c]	65	[b]

INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/17	#	13.08 [b]	13.08 [b]	3,184,284	0.50	[c]	0.50	[c]	0.91	[c]	0.90	[c]	52	[b]
	10/31/16		(2.21)	(2.28)	2,808,919	0.49		0.48		1.57		1.50		95
	10/31/15		2.97	2.97	2,823,880	0.49		0.49		1.60		1.60		71
	10/31/14		(4.43)	(4.43)	2,398,855	0.51		0.51		1.51		1.51		85
	10/31/13		29.29	29.29	2,059,286	0.51		0.51		1.95		1.95		130
	10/31/12		13.36	13.36	1,644,055	0.52		0.52		2.16		2.16		98
Advisor Class:	4/30/17	#	13.06 [b]	13.06 [b]	4,299	0.57	[c]	0.57	[c]	1.17	[c]	1.17	[c]	52	[b]
	10/31/16	‡	(0.68)[b]	(0.76)[b]	104	0.51	[c]	0.51	[c]	1.76	[c]	1.68	[c]	95
Premier Class:	4/30/17	#	13.04 [b]	13.04 [b]	231,070	0.64	[c]	0.64	[c]	0.75	[c]	0.74	[c]	52	[b]
	10/31/16		(2.37)	(2.43)	203,311	0.64		0.63		1.34		1.28		95
	10/31/15		2.82	2.82	256,322	0.64		0.63		1.37		1.37		71
	10/31/14		(4.50)	(4.50)	282,958	0.66		0.66		1.37		1.37		85
	10/31/13		28.96	28.96	292,438	0.66		0.66		1.78		1.78		130
	10/31/12		13.21	13.21	260,341	0.67		0.67		1.78		1.78		98
Retirement Class:	4/30/17	#	13.01 [b]	13.01 [b]	604,878	0.75	[c]	0.75	[c]	0.66	[c]	0.65	[c]	52	[b]
	10/31/16		(2.51)	(2.58)	543,161	0.74		0.73		1.29		1.22		95
	10/31/15		2.75	2.75	661,567	0.74		0.73		1.36		1.36		71
	10/31/14		(4.62)	(4.62)	702,668	0.76		0.76		1.29		1.29		85
	10/31/13		28.97	28.97	862,960	0.76		0.76		1.68		1.68		130
	10/31/12		13.06	13.06	716,864	0.78		0.78		1.92		1.92		98
Retail Class:	4/30/17	#	12.88 [b]	12.88 [b]	552,501	0.80	[c]	0.80	[c]	0.59	[c]	0.58	[c]	52	[b]
	10/31/16		(2.60)	(2.67)	524,715	0.78		0.78		1.42		1.35		95
	10/31/15		2.75	2.75	311,587	0.83		0.82		1.26		1.26		71
	10/31/14		(4.77)	(4.77)	309,488	0.85		0.85		1.18		1.18		85
	10/31/13		28.75	28.75	328,367	0.88		0.88		1.59		1.59		130
	10/31/12		12.93	12.93	266,770	0.92		0.92		1.74		1.74		98

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	109

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net	Net realized & unrealized	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

INTERNATIONAL OPPORTUNITIES FUND
Institutional Class:	4/30/17	#	$10.17	$0.08	$ 1.23	$ 1.31	$(0.13)	$ —	$(0.13)	$11.35
	10/31/16		10.49	0.14	(0.33)	(0.19)	(0.13)	—	(0.13)	10.17
	10/31/15		10.45	0.14	0.00 [d]	0.14	(0.10)	—	(0.10)	10.49
	10/31/14		10.89	0.13	(0.53)	(0.40)	(0.04)	—	(0.04)	10.45
	10/31/13	*	10.00	0.06	0.83	0.89	—	—	—	10.89
Advisor Class:	4/30/17	#	10.17	0.08	1.22	1.30	(0.13)	—	(0.13)	11.34
	10/31/16	‡	10.58	0.13	(0.41)	(0.28)	(0.13)	—	(0.13)	10.17
Premier Class:	4/30/17	#	10.16	0.07	1.23	1.30	(0.09)	—	(0.09)	11.37
	10/31/16		10.47	0.13	(0.33)	(0.20)	(0.11)	—	(0.11)	10.16
	10/31/15		10.43	0.12	0.01	0.13	(0.09)	—	(0.09)	10.47
	10/31/14		10.87	0.11	(0.52)	(0.41)	(0.03)	—	(0.03)	10.43
	10/31/13	*	10.00	0.08	0.79	0.87	—	—	—	10.87
Retirement Class:	4/30/17	#	10.14	0.07	1.23	1.30	(0.11)	—	(0.11)	11.33
	10/31/16		10.46	0.11	(0.33)	(0.22)	(0.10)	—	(0.10)	10.14
	10/31/15		10.42	0.12	0.00 [d]	0.12	(0.08)	—	(0.08)	10.46
	10/31/14		10.87	0.10	(0.52)	(0.42)	(0.03)	—	(0.03)	10.42
	10/31/13	*	10.00	0.06	0.81	0.87	—	—	—	10.87
Retail Class:	4/30/17	#	10.13	0.06	1.22	1.28	(0.08)	—	(0.08)	11.33
	10/31/16		10.44	0.09	(0.33)	(0.24)	(0.07)	—	(0.07)	10.13
	10/31/15		10.41	0.10	0.00 [d]	0.10	(0.07)	—	(0.07)	10.44
	10/31/14		10.86	0.10	(0.53)	(0.43)	(0.02)	—	(0.02)	10.41
	10/31/13	*	10.00	0.06	0.80	0.86	—	—	—	10.86

INTERNATIONAL SMALL-CAP EQUITY FUND
Institutional Class:	4/30/17	**	10.00	0.13	1.07	1.20	(0.01)	—	(0.01)	11.19
Advisor Class:	4/30/17	**	10.00	0.09	1.11	1.20	(0.01)	—	(0.01)	11.19
Premier Class:	4/30/17	**	10.00	0.09	1.11	1.20	(0.01)	—	(0.01)	11.19
Retirement Class:	4/30/17	**	10.00	0.10	1.10	1.20	(0.01)	—	(0.01)	11.19
Retail Class:	4/30/17	**	10.00	0.08	1.11	1.19	(0.01)	—	(0.01)	11.18

SOCIAL CHOICE INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/17	#	9.31	0.11	0.99	1.10	(0.24)	—	(0.24)	10.17
	10/31/16		9.53	0.26	(0.42)	(0.16)	(0.06)	—	(0.06)	9.31
	10/31/15	^	10.00	0.04	(0.51)	(0.47)	—	—	—	9.53
Advisor Class:	4/30/17	#	9.32	0.13	0.95	1.08	(0.23)	—	(0.23)	10.17
	10/31/16	‡	9.51	0.26	(0.39)	(0.13)	(0.06)	—	(0.06)	9.32
Premier Class:	4/30/17	#	9.30	0.10	0.98	1.08	(0.22)	—	(0.22)	10.16
	10/31/16		9.53	0.25	(0.42)	(0.17)	(0.06)	—	(0.06)	9.30
	10/31/15	^	10.00	0.04	(0.51)	(0.47)	—	—	—	9.53
Retirement Class:	4/30/17	#	9.29	0.10	0.98	1.08	(0.22)	—	(0.22)	10.15
	10/31/16		9.52	0.24	(0.42)	(0.18)	(0.05)	—	(0.05)	9.29
	10/31/15	^	10.00	0.03	(0.51)	(0.48)	—	—	—	9.52
Retail Class:	4/30/17	#	9.29	0.11	0.95	1.06	(0.20)	—	(0.20)	10.15
	10/31/16		9.52	0.26	(0.44)	(0.18)	(0.05)	—	(0.05)	9.29
	10/31/15	^	10.00	0.03	(0.51)	(0.48)	—	—	—	9.52

#	Unaudited
†	The Fund commenced operations on November 1, 2011.
*	The Fund commenced operations on April 12, 2013.
^	The Fund commenced operations on August 7, 2015.
‡	The Advisor Class commenced operations on December 4, 2015.
§	The Fund commenced operations on August 5, 2016.
**	The Fund commenced operations on December 9, 2016.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.

110	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

concluded

					Ratios and supplemental data
						Ratios to average net assets
	For the period or year ended		Total return	Total return excluding payment from affiliates[u]	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Net investment income (loss) excluding payment from affiliates[u]		Portfolio turnover rate

INTERNATIONAL OPPORTUNITIES FUND
Institutional Class:	4/30/17	#	13.05%[b]	13.04%[b]	$1,299,312	0.63%[c]		0.63%[c]		1.46%[c]		1.44%[c]		15%[b]
	10/31/16		(1.82)	(1.84)	1,298,796	0.63		0.63		1.37		1.35		31
	10/31/15		1.43	1.43	1,166,448	0.63		0.63		1.28		1.28		41
	10/31/14		(3.59)	(3.59)	1,041,194	0.64		0.64		1.23		1.23		46
	10/31/13	*	8.80 [b]	8.80 [b]	778,178	0.80	[c]	0.70	[c]	0.96	[c]	0.96	[c]	35	[b]
Advisor Class:	4/30/17	#	12.93 [b]	12.92 [b]	112	0.65	[c]	0.65	[c]	1.50	[c]	1.48	[c]	15	[b]
	10/31/16	‡	(2.67)[b]	(2.69)[b]	101	0.65	[c]	0.65	[c]	1.46	[c]	1.44	[c]	31
Premier Class:	4/30/17	#	12.90 [b]	12.89 [b]	334	0.79	[c]	0.79	[c]	1.32	[c]	1.31	[c]	15	[b]
	10/31/16		(1.90)	(1.92)	325	0.79		0.79		1.27		1.25		31
	10/31/15		1.25	1.25	1,059	0.80		0.80		1.13		1.13		41
	10/31/14		(3.77)	(3.77)	1,046	0.81		0.81		1.05		1.05		46
	10/31/13	*	8.70 [b]	8.70 [b]	1,087	1.00	[c]	0.85	[c]	1.39	[c]	1.39	[c]	35	[b]
Retirement Class:	4/30/17	#	12.90 [b]	12.89 [b]	9,379	0.89	[c]	0.89	[c]	1.33	[c]	1.31	[c]	15	[b]
	10/31/16		(1.98)	(2.00)	7,416	0.88		0.88		1.13		1.12		31
	10/31/15		1.06	1.06	8,806	0.89		0.89		1.08		1.08		41
	10/31/14		(3.88)	(3.88)	4,128	0.90		0.90		0.97		0.97		46
	10/31/13	*	8.70 [b]	8.70 [b]	2,675	1.08	[c]	0.95	[c]	1.06	[c]	1.06	[c]	35	[b]
Retail Class:	4/30/17	#	12.85 [b]	12.84 [b]	1,991	1.18	[c]	1.09	[c]	1.10	[c]	1.09	[c]	15	[b]
	10/31/16		(2.25)	(2.27)	1,619	1.10		1.09		0.88		0.87		31
	10/31/15		1.01	1.01	1,995	1.00		1.00		0.94		0.94		41
	10/31/14		(3.96)	(3.96)	2,517	0.97		0.97		0.95		0.95		46
	10/31/13	*	8.60 [b]	8.60 [b]	1,560	1.10	[c]	1.00	[c]	1.13	[c]	1.13	[c]	35	[b]

INTERNATIONAL SMALL-CAP EQUITY FUND
Institutional Class:	4/30/17	**	12.02 [b]	12.02 [b]	830,807	0.78	[c]	0.70	[c]	3.13	[c]	3.13	[c]	27	[b]
Advisor Class:	4/30/17	**	12.01 [b]	12.01 [b]	1,119	0.93	[c]	0.85	[c]	2.12	[c]	2.12	[c]	27	[b]
Premier Class:	4/30/17	**	12.01 [b]	12.01 [b]	1,119	1.08	[c]	0.85	[c]	2.12	[c]	2.12	[c]	27	[b]
Retirement Class:	4/30/17	**	12.00 [b]	12.00 [b]	2,482	1.15	[c]	0.95	[c]	2.56	[c]	2.56	[c]	27	[b]
Retail Class:	4/30/17	**	11.89 [b]	11.89 [b]	1,363	1.52	[c]	1.09	[c]	2.00	[c]	2.00	[c]	27	[b]

SOCIAL CHOICE INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/17	#	12.03 [b]	12.03 [b]	24,069	1.44	[c]	0.40	[c]	2.36	[c]	2.36	[c]	6	[b]
	10/31/16		(1.65)	(1.65)	18,833	1.35		0.40		2.87		2.87		13
	10/31/15	^	(4.70)[b]	(4.70)[b]	16,238	4.87	[c]	0.40	[c]	1.80	[c]	1.80	[c]	4	[b]
Advisor Class:	4/30/17	#	11.89 [b]	11.89 [b]	461	1.48	[c]	0.45	[c]	2.82	[c]	2.82	[c]	6	[b]
	10/31/16	‡	(1.35)[b]	(1.35)[b]	102	1.36	[c]	0.42	[c]	3.12	[c]	3.12	[c]	13
Premier Class:	4/30/17	#	11.88 [b]	11.88 [b]	1,060	1.59	[c]	0.55	[c]	2.16	[c]	2.16	[c]	6	[b]
	10/31/16		(1.72)	(1.72)	938	1.52		0.55		2.75		2.75		13
	10/31/15	^	(4.80)[b]	(4.80)[b]	953	5.61	[c]	0.55	[c]	1.65	[c]	1.65	[c]	4	[b]
Retirement Class:	4/30/17	#	11.85 [b]	11.85 [b]	4,751	1.69	[c]	0.65	[c]	2.22	[c]	2.22	[c]	6	[b]
	10/31/16		(1.84)	(1.84)	3,001	1.61		0.65		2.67		2.67		13
	10/31/15	^	(4.80)[b]	(4.80)[b]	1,606	5.61	[c]	0.65	[c]	1.59	[c]	0.93	[c]	4	[b]
Retail Class:	4/30/17	#	11.66 [b]	11.66 [b]	2,777	1.87	[c]	0.79	[c]	2.31	[c]	2.31	[c]	6	[b]
	10/31/16		(1.92)	(1.92)	1,382	1.66		0.72		2.80		2.80		13
	10/31/15	^	(4.80)[b]	(4.80)[b]	997	5.99	[c]	0.79	[c]	1.41	[c]	1.41	[c]	4	[b]

[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[u]	Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	111

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Small/Mid-Cap Equity, Social Choice Equity Fund, Social Choice Low Carbon Equity Fund, Emerging Markets Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, International Equity Fund, International Opportunities Fund, International Small-Cap Equity Fund and the Social Choice International Equity Fund (collectively the “Funds” or individually, the “Fund”). The International Small-Cap Equity Fund commenced operations on December 9, 2016.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Advisor Class was made available for sale by certain Funds on December 4, 2015, pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

112	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule is September 5, 2017. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of April 30, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	113

Notes to financial statements (unaudited)

last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Total return swap contracts: Total return swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended April 30, 2017, there were no material transfers between levels by the Funds.

The following table summarizes the market value of the Funds’ investments as of April 30, 2017, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Enhanced Large-Cap Growth Index
Equity investments*	$2,342,896,814	$—	$—	$2,342,896,814
Short-term investments	6,530,270	12,050,000	—	18,580,270
Total	$2,349,427,084	$12,050,000	$—	$2,361,477,084
Enhanced Large-Cap Value Index
Equity investments*	$2,218,961,231	$—	$—	$2,218,961,231
Short-term investments	11,098,736	16,250,000	—	27,348,736
Total	$2,230,059,967	$16,250,000	$—	$2,246,309,967
Growth & Income
Equity investments:
Consumer discretionary	$814,394,488	$69,031,276	$—	$883,425,764
Consumer staples	548,626,246	21,805,882	—	570,432,128
Financials	733,562,253	46,179,545	—	779,741,798
Health care	811,329,386	79,416,273	—	890,745,659
Industrials	641,318,998	19,379,927	—	660,698,925
Information technology	1,482,938,298	24,593,492	—	1,507,531,790
Materials	197,296,992	12,588,332	—	209,885,324
All other equity investments*	667,745,233	—	—	667,745,233
Short-term investments	77,682,897	7,350,000	—	85,032,897
Purchased options**	1,231,195	—	—	1,231,195
Written options**	(4,334,593)	—	—	(4,334,593)
Total	$5,971,791,393	$280,344,727	$—	$6,252,136,120
Large-Cap Growth
Equity investments:
Health care	$544,218,824	$38,066,247	$—	$582,285,071
Information technology	1,746,597,638	49,574,570	—	1,796,172,208
All other equity investments*	1,784,113,914	—	—	1,784,113,914
Short-term investments	—	62,767,653	—	62,767,653
Written options**	(6,776)	—	—	(6,776)
Total	$4,074,923,600	$150,408,470	$—	$4,225,332,070
Large-Cap Value
Equity investments:
Consumer discretionary	$340,125,406	$82,905,641	$—	$423,031,047
Energy	824,686,029	17,275,473	—	841,961,502
Financials	1,473,801,432	77,796,921	—	1,551,598,353
Industrials	640,953,840	—	7,267	640,961,107
Information technology	734,192,811	30,038,863	—	764,231,674
Materials	408,061,293	21,703,643	—	429,764,936
All other equity investments*	1,808,484,435	—	—	1,808,484,435
Short-term investments	27,893,705	57,947,446	—	85,841,151
Total	$6,258,198,951	$287,667,987	$7,267	$6,545,874,205

114	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Fund	Level 1	Level 2	Level 3	Total
Mid-Cap Growth
Equity investments*	$1,490,274,359	$—	$—	$1,490,274,359
Short-term investments	37,451,322	15,300,000	—	52,751,322
Purchased options**	328,305	—	—	328,305
Written Options**	(840,205)	—	—	(840,205)
Total	$1,527,213,781	$15,300,000	$—	$1,542,513,781
Mid-Cap Value
Equity investments:
Consumer discretionary	$421,486,420	$8,547,902	$—	$430,034,322
Financials	1,016,118,545	11,191,812	—	1,027,310,357
Health care	186,262,506	34,264,184	—	220,526,690
Information technology	516,228,484	8,635,299	—	524,863,783
Materials	388,145,647	12,097,589	—	400,243,236
Utilities	485,003,888	6,544,413	—	491,548,301
All other equity investments*	2,062,270,176	—	—	2,062,270,176
Short-term investments	80,278,942	70,126,276	—	150,405,218
Total	$5,155,794,608	$151,407,475	$—	$5,307,202,083
Small-Cap Equity
Equity investments*	$3,397,852,945	$—	$—	$3,397,852,945
Short-term investments	52,415,316	27,400,000	—	79,815,316
Futures**	294,720	—	—	294,720
Total	$3,450,562,981	$27,400,000	$—	$3,477,962,981
Small/Mid-Cap Equity
Equity investments*	$600,160,518	$—	$—	$600,160,518
Short-term investments	8,925,693	3,300,000	—	12,225,693
Total	$609,086,211	$3,300,000	$—	$612,386,211
Social Choice Equity
Equity investments*	$2,573,589,184	$—	$—	$2,573,589,184
Short-term investments	—	11,000,000	—	11,000,000
Total	$2,573,589,184	$11,000,000	$—	$2,584,589,184
Social Choice Low Carbon Equity
Equity investments*	$66,415,979	$—	$—	$66,415,979
Short-term investments	—	650,000	—	650,000
Futures**	4,742	—	—	4,742
Total	$66,420,721	$650,000	$—	$67,070,721
Emerging Markets Equity
Equity investments:
Africa/Middle East	$—	$70,110,372	$—	$70,110,372
Asia	186,542,970	401,911,356	157,216	588,611,542
Europe	—	44,171,020	—	44,171,020
Latin America	85,445,683	178,018,238	—	263,463,921
All other equity investments*	18,329,263	123,475,622	958,354	142,763,239
Short-term investments	28,122,231	13,300,000	—	41,422,231
Total	$318,440,147	$830,986,608	$1,115,570	$1,150,542,325
Enhanced International Equity Index
Equity investments:
Asia	$—	$440,781,156	$—	$440,781,156
Australasia	—	120,065,593	—	120,065,593
Europe	36,366,334	881,825,313	—	918,191,647
All other equity investments*	13,530,009	171,577,056	—	185,107,065
Short-term investments	29,617,071	8,850,000	—	38,467,071
Total	$79,513,414	$1,623,099,118	$—	$1,702,612,532
Global Natural Resources
Equity investments:
Asia	$—	$28,030	$—	$28,030
Australasia	—	3,302,904	—	3,302,904
Europe	—	5,359,146	—	5,359,146
North America	25,226,367	9,406,794	—	34,633,161
Short-term investments	38,074	—	—	38,074
Total	$25,264,441	$18,096,874	$—	$43,361,315

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	115

Notes to financial statements (unaudited)

Fund	Level 1	Level 2	Level 3	Total
International Equity
Equity investments:
Asia	$—	$1,212,924,699	$—	$1,212,924,699
Europe	—	3,006,940,647	—	3,006,940,647
All other equity investments*	142,515,444	174,942,696	—	317,458,140
Short-term investments	229,973,843	12,495,827	—	242,469,670
Forward foreign currency contracts**	—	(2,815,366)	—	(2,815,366)
Total	$372,489,287	$4,404,488,503	$—	$4,776,977,790
International Opportunities
Equity investments:
Asia	$15,672,344	$379,720,863	$18,317	$395,411,524
Australasia	—	35,863,732	—	35,863,732
Europe	—	595,109,451	—	595,109,451
Latin America	—	34,987,240	—	34,987,240
North America	—	107,243,150	—	107,243,150
All other equity investments*	—	130,209,322	1,548	130,210,870
Short-term investments	145,102,675	3,550,000	—	148,652,675
Total	$160,775,019	$1,286,683,758	$19,865	$1,447,478,642
International Small-Cap Equity
Equity investments:
Asia	$2,964,810	$295,844,097	$—	$298,808,907
Australasia	—	34,212,110	—	34,212,110
Europe	—	244,811,561	—	244,811,561
North America	21,389,620	52,093,198	—	73,482,818
All other equity investments*	2,341,300	174,619,128	—	176,960,428
Short-term investments	45,495,459	19,900,000	—	65,395,459
Total	$72,191,189	$821,480,094	$—	$893,671,283
Social Choice International Equity
Equity investments:
Asia	$—	$8,644,632	$—	$8,644,632
Australasia	—	2,388,759	—	2,388,759
Europe	256,610	17,958,723	—	18,215,333
All other equity investments*	—	3,360,137	—	3,360,137
Short-term investments	—	350,000	—	350,000
Futures**	129	—	—	129
Total	$256,739	$32,702,251	$—	$32,958,990
*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the Summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At April 30, 2017, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives		Liability derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
Growth & Income Fund
Equity contracts	Portfolio investments	$1,231,195	Written options	$(4,334,593)
Large-Cap Growth Fund
Equity contracts	Portfolio investments	—	Written options	(6,776)
Mid-Cap Growth Fund
Equity contracts	Portfolio investments	328,305	Written options	(840,205)
Small-Cap Equity Fund
Equity contracts	Futures contracts*	294,720
Social Choice Low Carbon Equity Fund
Equity contracts	Futures contracts*	4,742
International Equity Fund
	Forward foreign currency		Forward foreign currency
Forward contracts	contracts	2,259,358	contracts	(5,074,724)
Social Choice International Equity Fund
Equity contracts	Futures contracts*	129
*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

116	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

For the period ended April 30, 2017, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

			Change in
			unrealized
		Realized	appreciation
Derivative contract	Location	gain (loss)	(depreciation)
Growth & Income Fund
Equity contracts	Purchased options	$(165,660)	$1,085,494
Equity contracts	Written options	6,539,213	555,399
Large-Cap Growth Fund
Equity contracts	Written options	—	27,103
Large-Cap Value Fund
Equity contracts	Purchased options	(22,723,760)	8,224,910
Equity contracts	Written options	17,185,140	(7,815,740)
Equity contracts	Swaps contracts	(2,769,244)	(240,249)
Mid-Cap Growth Fund
Equity contracts	Purchased options	(1,206,827)	(388,134)
Equity contracts	Written options	1,163,239	(142,424)
Small-Cap Equity Fund
Equity contracts	Futures contracts	60,516	390,972
Equity contracts	Swap contracts	1,606,456	—
Social Choice Equity Fund
Equity contracts	Futures contracts	108,839	—
Social Choice Low Carbon Equity Fund
Equity contracts	Futures contracts	3,161	4,742
Enhanced International Equity Index Fund
Equity contracts	Futures contracts	328,739	3,068
International Equity Fund
Forward contracts	Forward foreign
	currency contracts	—	(2,815,366)
Social Choice International Equity Fund
Equity contracts	Futures contracts	5,204	129

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of Assets and Liabilities. The Funds realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended April 30, 2017, the International Equity Fund had exposure to forwards, based on underlying notional values, generally between 0% and 7% of net assets.

At April 30, 2017, the Fund(s) held the following open forward contracts:

		Contract					Unrealized
		settlement					appreciation
Fund	Counterparty	date		Receive		Deliver	(depreciation)
International Equity
	Bank of America	6/1/17	JPY	6,044,175,000	EUR	50,000,000	$(1,692,375)
	Bank of America	6/1/17	JPY	5,906,475,000	EUR	50,000,000	(1,219,787)
	Bank of America	6/1/17	EUR	50,000,000	JPY	6,044,175,000	1,422,890
	Bank of America	6/1/17	EUR	50,000,000	JPY	5,906,475,000	(286,418)
	Total						$(1,775,690)
	Morgan Stanley	6/1/17	JPY	6,071,700,000	EUR	50,000,000	$(933,450)
	Morgan Stanley	6/1/17	JPY	5,960,900,000	EUR	50,000,000	(1,229,112)
	Morgan Stanley	6/1/17	EUR	50,000,000	JPY	6,071,700,000	911,174
	Morgan Stanley	6/1/17	EUR	50,000,000	JPY	5,960,900,000	211,712
	Total						$(1,039,676)
Total							$(2,815,366)

Abbreviation(s):

EUR	Euro
JPY	Japanese Yen

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended April 30, 2017, the Small-Cap Equity Fund, the Social Choice Equity Fund, the Social Choice Low Carbon Equity Fund, the Enhanced International Equity Index Fund, and the Social Choice International Equity Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 2% of net assets.

At April 30, 2017, the Fund(s) held the following open futures contracts:

Fund	Futures contracts	Number of long (short) contracts	Settlement value	Expiration date	Unrealized gain (loss)
Small-Cap Equity	Russell 2000 Mini Index	225	$15,732,000	June 2017	$294,720
Social Choice Low Carbon Equity	S&P 500 E Mini Index	5	595,125	June 2017	4,742
Social Choice International Equity	MSCI EAFE Mini Index	3	273,570	June 2017	129

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	117

Notes to financial statements (unaudited)

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the summary portfolio of investments, and written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended April 30, 2017, the Growth & Income Fund, the Large-Cap Growth Fund and the Mid-Cap Growth Fund had exposure to options, based on underlying notional values, generally between 0% and 6% of net assets.

Purchased options outstanding as of April 30, 2017 were as follows:

Number of contracts		Value
Growth & Income Fund
Bristol-Myers Squibb Co, Call, 9/15/17 at $60	489	$75,795
Church & Dwight Co, Inc, Call, 10/20/17 at $55	200	11,000
Ciena Corp, Call, 7/21/17 at $26	390	22,620
DISH Network Corp, Call, 1/19/18 at $65	780	541,320
Edwards Lifesciences Corp, Put, 5/5/17 at $95	100	500
Kapstone Paper and Packaging, Call, 8/18/17 at $22.50	500	53,750
Kate Spade & Co, Call, 5/19/17 at $20	505	15,150
Mattel, Inc, Call, 10/20/17 at $25	625	45,000
Monsanto Co, Call, 1/19/18 at $115	564	444,150
Sprouts Farmers Market, Inc, Call, 6/16/17 at $25	313	21,910
Total	4,466	$1,231,195
Mid-Cap Growth Fund
Autodesk, Inc, Put, 5/19/17 at $82.50	600	$36,000
CommScope Holding Co, Inc, Put, 5/19/17 at $39	1,100	52,250
CommScope Holding Co, Inc, Put, 5/19/17 at $40	320	23,200
Lam Research Corp, Put, 5/19/17 at $125	320	1,280
Micron Technology, Inc, Put, 5/19/17 at $27	1,900	110,200
Olin Corp, Put, 5/19/17 at $31	725	50,750
Parker-Hannifin Corp, Put, 5/19/17 at $155	245	30,625
Symantec Corp, Put, 5/19/17 at $29	1,200	24,000
Total	6,410	$328,305

Written options outstanding as of April 30, 2017 were as follows:

Number of contracts		Value
Growth & Income Fund
Advance Auto Parts, Inc, Put, 5/19/17 at $135	330	$(56,430)
AGCO Corp, Put, 5/19/17 at $55	494	(4,446)
Barrick Gold Corp, Put, 5/26/17 at $16	1,000	(28,500)
Becton Dickinson and Co, Put, 5/19/17 at $170	1,000	(24,000)
Bristol-Myers Squibb Co, Put, 9/15/17 at $50	978	(94,866)
Broadcom Ltd, Put, 6/16/17 at $170	247	(8,027)
Cardinal Health, Inc, Put, 5/19/17 at $65	800	(14,400)
Celanese Corp, Put, 5/19/17 at $82.50	412	(11,536)
Celgene Corp, Call, 1/19/18 at $145	500	(168,750)
Charter Communications, Inc, Put, 6/16/17 at $295	400	(58,000)
Chipotle Mexican Grill Inc (Class A), Put, 6/16/17 at $435	125	(40,999)
Church & Dwight Co, Inc, Put, 10/20/17 at $45	200	(17,500)
Ciena Corp, Call, 7/21/17 at $30	780	(11,310)
Ciena Corp, Put, 7/21/17 at $21	780	(57,720)
Clovis Oncology, Inc, Put, 6/16/17 at $45	313	(54,775)
Clovis Oncology, Inc, Put, 7/21/17 at $40	577	(135,595)
Coach, Inc, Put, 5/19/17 at $37	824	(37,080)
Cognex Corp, Put, 5/19/17 at $75	494	(28,652)
Concho Resources, Inc, Put, 6/16/17 at $120	152	(42,940)
Constellation Brands, Inc, Put, 5/19/17 at $165	330	(27,390)
Constellation Brands, Inc, Put, 7/21/17 at $160	330	(87,450)
Crown Castle International Corp, Put, 5/19/17 at $87.50	408	(4,080)
Crown Castle International Corp, Put, 5/19/17 at $90	90	(2,250)
Delphi Automotive plc, Put, 5/19/17 at $72.50	235	(9,635)
DISH Network Corp, Put, 5/19/17 at $57.50	577	(23,080)
DISH Network Corp, Put, 1/19/18 at $52.50	780	(193,050)
Edwards Lifesciences Corp, Call, 8/18/17 at $120	165	(39,600)
Edwards Lifesciences Corp, Put, 5/19/17 at $91	165	(19,800)
Edwards Lifesciences Corp, Put, 8/18/17 at $105	165	(64,350)
Edwards Lifesciences Corp, Put, 8/18/17 at $85	500	(32,500)
Eli Lilly & Co, Put, 5/19/17 at $79	494	(18,278)
Express Scripts Holding Co, Put, 5/19/17 at $57	412	(12,360)
FedEx Corp, Put, 5/26/17 at $175	330	(13,200)
Flextronics International Ltd, Put, 6/16/17 at $15	824	(20,600)
General Dynamics Corp, Put, 5/19/17 at $185	198	(9,900)
Genesee & Wyoming, Inc, Put, 5/19/17 at $60	505	(8,838)
Hasbro, Inc, Put, 5/19/17 at $87.50	625	(5,000)
Incyte Corp, Put, 9/15/17 at $110	200	(120,000)
Itron, Inc, Put, 8/18/17 at $55	115	(11,787)
Itron, Inc, Put, 8/18/17 at $60	115	(23,862)
JC Penney Co, Inc, Put, 8/18/17 at $5	2,445	(139,365)
Kapstone Paper and Packaging, Put, 8/18/17 at $17.50	1,000	(42,500)
Kate Spade & Co, Put, 5/19/17 at $16	505	(25,250)
Kohl’s Corp, Put, 10/20/17 at $37.50	105	(39,480)
Kohl’s Corp, Put, 10/20/17 at $40	215	(107,930)
Lululemon Athletica, Inc, Put, 9/15/17 at $45	200	(31,600)
Lululemon Athletica, Inc, Put, 9/15/17 at $55	625	(373,125)
Lumentum Holdings, Inc, Put, 5/19/17 at $35	800	(46,000)
Mattel, Inc, Put, 10/20/17 at $20	2,000	(200,000)
Meredith Corp, Put, 6/16/17 at $55	500	(32,999)
Microsemi Corp, Put, 5/19/17 at $45	494	(34,580)
Microstrategy Inc (Class A), Put, 6/16/17 at $175	195	(50,276)
Mohawk Industries Inc, Put, 5/19/17 at $220	206	(6,180)
Monolithic Power Systems, Inc, Put, 6/16/17 at $85	122	(11,895)
Monsanto Co, Put, 1/19/18 at $97.50	1,000	(234,000)
Monster Beverage Corp, Put, 6/16/17 at $41.67	163	(9,780)
Monster Beverage Corp, Put, 6/16/17 at $48.33	400	(148,000)
NuVasive, Inc, Put, 5/19/17 at $70	577	(38,948)
PACCAR, Inc, Call, 5/19/17 at $71.90	494	(4,940)
PACCAR, Inc, Put, 5/19/17 at $61.90	494	(9,386)

118	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Number of contracts		Value
Growth & Income Fund (continued)
PACCAR, Inc, Put, 8/18/17 at $60	494	$(55,575)
Palo Alto Networks, Inc, Put, 5/19/17 at $100	611	(29,939)
Parker-Hannifin Corp, Put, 5/19/17 at $150	125	(6,500)
Parker-Hannifin Corp, Put, 5/19/17 at $155	125	(15,625)
Philip Morris International, Inc, Put, 5/19/17 at $105	412	(7,416)
Pioneer Natural Resources Co, Put, 6/16/17 at $165	505	(217,150)
PTC, Inc, Put, 5/19/17 at $47.50	800	(10,000)
Raytheon Co, Call, 5/19/17 at $165	330	(1,650)
Raytheon Co, Put, 5/19/17 at $150	330	(23,430)
Regeneron Pharmaceuticals Inc, Put, 5/19/17 at $330	165	(20,625)
Rockwell Automation, Inc, Call, 5/19/17 at $170	206	(3,090)
Schlumberger Ltd, Put, 6/16/17 at $75	330	(121,770)
Seagate Technology plc, Put, 5/12/17 at $40	577	(25,965)
Sprouts Farmers Market, Inc, Put, 6/16/17 at $17.50	313	(6,260)
Stryker Corp, Put, 5/19/17 at $130	370	(7,400)
TESARO, Inc, Put, 9/15/17 at $90	195	(48,750)
Ulta Beauty, Inc, Put, 6/16/17 at $250	125	(24,375)
United Rentals, Inc, Put, 5/19/17 at $100	330	(19,800)
United States Steel Corp, Call, 7/21/17 at $28	470	(24,440)
United States Steel Corp, Put, 5/19/17 at $22	470	(45,120)
United States Steel Corp, Put, 1/19/18 at $24	470	(208,680)
Universal Health Services, Inc, Put, 5/19/17 at $115	330	(24,420)
WR Grace & Co, Put, 5/19/17 at $62.50	247	(6,175)
WR Grace & Co, Put, 5/19/17 at $65	247	(6,175)
Yelp, Inc, Put, 8/18/17 at $32	489	(119,805)
Zimmer Biomet Holdings Inc, Put, 6/16/17 at $110	494	(25,688)
Total	40,069	$(4,334,593)
Large-Cap Growth Fund
NVIDIA Corp, Put, 5/12/17 at $90	242	$(6,776)
Total	242	$(6,776)
Mid-Cap Growth Fund
Autodesk, Inc, Call, 5/19/17 at $90	600	$(174,000)
Autodesk, Inc, Put, 5/19/17 at $75	600	(3,600)
CommScope Holding Co, Inc, Call, 5/19/17 at $44	1,420	(110,050)
CommScope Holding Co, Inc, Put, 5/19/17 at $36	1,420	(17,750)
Lam Research Corp, Call, 5/19/17 at $135	320	(320,640)
Lam Research Corp, Put, 5/19/17 at $120	320	(1,600)
Micron Technology, Inc, Call, 5/19/17 at $31	1,900	(22,800)
Micron Technology, Inc, Put, 5/19/17 at $24	1,900	(15,200)
Olin Corp, Call, 5/19/17 at $34	725	(32,625)
Olin Corp, Put, 5/19/17 at $29	725	(19,575)
Parker-Hannifin Corp, Call, 5/19/17 at $160	245	(86,240)
Parker-Hannifin Corp, Put, 5/19/17 at $145	245	(6,125)
Symantec Corp, Call, 5/19/17 at $34	1,200	(21,000)
Symantec Corp, Put, 5/19/17 at $27	1,200	(9,000)
Total	12,820	$(840,205)

Transactions in written options and related premiums received during the period ended April 30, 2017 were as follows:

	Number of contracts	Premiums
Growth & Income Fund
Outstanding at beginning of period	27,339	$5,489,472
Written	215,003	25,720,150
Purchased	(114,148)	(17,825,548)
Exercised	(2,599)	(1,153,316)
Expired	(85,526)	(6,291,296)
Outstanding at end of period	40,069	$5,939,462
Large-Cap Growth Fund
Outstanding at beginning of period	—	$—
Written	242	33,879
Purchased	—	—
Exercised	—	—
Expired	—	—
Outstanding at end of period	242	$33,879
Mid-Cap Growth Fund
Outstanding at beginning of period	2,900	$163,171
Written	38,800	2,624,957
Purchased	(2,015)	(304,767)
Exercised	(6,950)	(565,512)
Expired	(19,915)	(1,102,497)
Outstanding at end of period	12,820	$815,352

Total return swap contracts: Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Payments received or made at the end of each measurement period are recorded as a realized gain or loss in the Statements of Operations. The swap is valued daily and any change in the value of the swap is reflected separately as a change in unrealized appreciation (depreciation) in the Statements of Operations. The value of the swap contract is reflected in unrealized appreciation (depreciation) on swap agreements in the Statements of Assets and Liabilities. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Fund include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum loss from counterparty risk is the fair value of the contract. Certain Funds may invest in total return swaps to gain or hedge exposure to the underlying reference assets. During the period ended April 30, 2017, the Large-Cap Value Fund and the Small-Cap Equity Fund had exposure to total return swaps, based on underlying notional amounts, generally between 0% and 1% of net assets.

At April 30, 2017, the Fund(s) held the following open total return swap contracts:

Fund	Counterparty	Notional amount	Termination date	Fixed payments received by or (paid) by fund per annum	Total return received by or (paid) by fund	Unrealized appreciation (depreciation)
Small-Cap Equity	Goldman Sachs	$35,496,119	6/5/2017	(0.01%)	Difference between GSCBTINY Index less Russell 2000 Index and Russell 2500 Index	$—

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	119

Notes to financial statements (unaudited)

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the

Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of April 30, 2017, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee range	Investment management fee—effective rate	Service agreement fee	Distribution fee		Maximum expense amounts‡
Fund			Retirement Class	Premier Class	Retail Class	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Enhanced Large-Cap Growth Index*	0.15%–0.35%	0.32%	—%	—%	—%	0.40%	0.55%	—%	—%	—%
Enhanced Large-Cap Value Index*	0.15–0.35	0.32	—	—	—	0.40	0.55	—	—	—
Growth & Income*	0.33–0.45	0.40	0.25	0.15	0.25	0.52	0.67	0.67	0.77	0.91
Large-Cap Growth*	0.33–0.45	0.41	0.25	0.15	0.25	0.52	0.67	0.67	0.77	0.91
Large-Cap Value*	0.33–0.45[a]	0.39	0.25	0.15	0.25	0.52	0.67	0.67	0.77	0.91
Mid-Cap Growth*	0.32–0.48	0.45	0.25	0.15	0.25	0.55	0.70	0.70	0.80	0.94
Mid-Cap Value*	0.32–0.48[b]	0.39	0.25	0.15	0.25	0.55	0.70	0.70	0.80	0.94
Small-Cap Equity*	0.30–0.46	0.39	0.25	0.15	0.25	0.53	0.68	0.68	0.78	0.92
Small/Mid-Cap Equiy*	.30–0.46	0.46	0.25	0.15	0.25	0.53	0.68	0.68	0.78	0.92
Social Choice Equity	0.15	0.15	0.25	0.15	0.25	0.22	0.37	0.37	0.47	0.61
Social Choice Low Carbon Equity	0.25	0.25	0.25	0.15	0.25	0.32	0.47	0.47	0.57	0.71
Emerging Markets Equity*	0.73–0.85	0.85	0.25	0.15	0.25	0.95	1.10	1.10	1.20	1.34
Enhanced International Equity Index*	0.20–0.40	0.38	—	—	—	0.50	0.65	—	—	—
Global Natural Resources*	0.53–0.65	0.65	0.25	0.15	0.25	0.75	0.90	0.90	1.00	1.14
International Equity*	0.38–0.50	0.46	0.25	0.15	0.25	0.60	0.75	0.75	0.85	0.99
International Opportunities*	0.48–0.60	0.59	0.25	0.15	0.25	0.70	0.85	0.85	0.95	1.09
International Small-Cap Equity*	0.53–0.65	0.51	0.25	0.15	0.25	0.75	0.90	0.90	1.00	1.14
Social Choice International Equity	0.30	0.30	0.25	0.15	0.25	0.40	0.55	0.55	0.65	0.79

*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
[a]	Effective May 1, 2016, Advisors agreed to voluntary waive a portion of the investment management fee for the Large-Cap Value Fund. The investment management fee range after the waiver is 0.32%–0.44% of average daily net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[b]	Effective May 1, 2016, Advisors agreed to voluntary waive a portion of the investment management fee for the Mid-Cap Value Fund. The investment management fee range after the waiver is 0.30%–0.46% of average daily net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2018. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

120	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. These amounts are included in Payment from affiliate on the Statements of Operations.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended April 30, 2017, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized gain (loss)
Enhanced Large-Cap Growth Index	$1,577,458	$10,802,059	$1,761,105
Enhanced Large-Cap Value Index	1,388,706	11,240,826	633,775
Growth & Income	23,545,319	38,085,301	3,652,272
Large-Cap Growth	9,271,299	11,829,190	(361,776)
Large-Cap Value	7,024,813	4,908,227	996,529
Mid-Cap Growth	2,098,464	—	—
Mid-Cap Value	1,634,156	1,406,855	631,085
Small-Cap Equity	3,036,433	3,768,925	970,517
Fund	Purchases	Sales	Realized gain (loss)
Small/Mid-Cap Equity	$12,293,057	$1,165,280	$53,334
Social Choice Equity	2,277,378	4,588,958	535,339
Social Choice Low Carbon Equity	525,668	118,620	14,296
Emerging Markets Equity	862,277	—	—
Enhanced International Equity Index	41,661,270	29,189,984	179,226
Global Natural Resources	—	2,341,476	(14,164)
International Equity	—	1,656,703	963,960
International Opportunities	1,362,468	7,281,193	153,826
International Small-Cap Equity	14,732,972	339,232	(26,199)
Social Choice International Equity	127,616	143,987	(9,590)

As of April 30, 2017, TIAA, an affiliate, was invested in the Social Choice International Fund. In addition, a registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

During the period ended April 30, 2017, TIAA received total proceeds of $21,472,770 from redemptions from the International Small-Cap Equity Fund.

The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of April 30, 2017:

Underlying Fund	TIAA	TIAA-CREF Lifecycle Funds	TIAA-CREF Lifestyle Funds	TIAA-CREF Managed Allocation Fund	TIAA Access	Total
Enhanced Large-Cap Growth Index	—%	94%	1%	2%	—%	97%
Enhanced Large-Cap Value Index	—	95	1	2	—	98
Growth & Income	—	47	1	1	4	53
Large-Cap Growth	—	59	2	2	2	65
Large-Cap Value	—	37	1	1	7	46
Mid-Cap Growth	—	—	—	—	11	11
Mid-Cap Value	—	—	—	—	10	10
Small-Cap Equity	—	22	—	1	8	31
Small/Mid-Cap Equity	—	94	2	3	—	99
Social Choice Equity	—	—	—	—	3	3
Emerging Markets Equity	—	78	2	2	1	83
Enhanced International Equity Index	—	94	2	2	—	98
International Equity	—	27	1	1	7	36
International Opportunities	—	95	2	2	—	99
International Small-Cap Equity	—	95	2	2	—	99
Social Choice International Equity	62	—	—	—	—	62

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of April 30, 2017, one 529 Plan owns 6% of the Social Choice Equity Fund.

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. As of April 30, 2017, there were no affiliated investments.

Note 5-investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A

Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. As of April 30, 2017, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	121

Notes to financial statements (unaudited)

borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At April 30, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Enhanced Large-Cap Growth Index	$1,778,490,479	$604,798,513	$(21,811,908)	$582,986,605
Enhanced Large-Cap Value Index	1,898,869,926	363,873,206	(16,433,165)	347,440,041
Growth & Income	4,723,676,440	1,576,635,098	(43,840,825)	1,532,794,273
Large-Cap Growth	2,950,468,136	1,287,556,018	(12,685,308)	1,274,870,710
Large-Cap Value	5,369,283,740	1,363,338,203	(186,747,738)	1,176,590,465
Mid-Cap Growth	1,262,480,765	320,525,158	(39,651,937)	280,873,221
Mid-Cap Value	3,952,387,376	1,523,226,114	(168,411,407)	1,354,814,707
Small-Cap Equity	2,854,099,987	693,990,149	(70,421,875)	623,568,274
Small/Mid-Cap Equity	557,883,719	67,183,259	(12,680,767)	54,502,492
Social Choice Equity	1,757,994,300	880,203,531	(53,608,647)	826,594,884
Social Choice Low Carbon Equity	59,741,272	8,541,809	(1,217,102)	7,324,707
Emerging Markets Equity	978,671,813	194,662,134	(22,791,622)	171,870,512
Enhanced International Equity Index	1,518,802,450	198,414,817	(14,604,735)	183,810,082
Global Natural Resources	40,859,752	3,675,192	(1,173,629)	2,501,563
International Equity	4,263,608,632	613,186,599	(97,002,075)	516,184,524
International Opportunities	1,193,123,779	298,877,430	(44,522,567)	254,354,863
International Small-Cap Equity	838,475,993	71,216,796	(16,021,506)	55,195,290
Social Choice International Equity	31,712,956	2,661,708	(1,415,803)	1,245,905

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2017 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales
Enhanced Large-Cap Growth Index	$689,746,419	$684,264,576
Enhanced Large-Cap Value Index	768,208,044	776,693,441
Growth & Income	2,835,364,472	2,545,417,538
Large-Cap Growth	2,095,875,968	2,031,176,158
Large-Cap Value	1,647,187,016	1,492,448,766
Mid-Cap Growth	308,525,088	415,096,335
Mid-Cap Value	731,802,683	987,778,751
Small-Cap Equity	1,171,732,795	1,226,136,299
Small/Mid-Cap Equity	329,658,984	176,162,192
Social Choice Equity	158,831,961	138,911,529
Social Choice Low Carbon	18,606,124	4,622,511
Emerging Markets Equity	692,251,893	843,344,024
Enhanced International Equity Index	1,102,412,371	1,078,624,424
Global Natural Resources	42,588,569	149,759,309
International Equity	2,136,371,103	2,179,166,486
International Opportunities	198,221,756	328,779,783
International Small-Cap Equity	922,722,313	145,295,029
Social Choice International Equity	7,260,829	1,641,550

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended October 31, 2016 was as follows:

	10/31/2016
Fund	Ordinary income	Long-term capital gains	Total
Enhanced Large-Cap Growth Index	$27,575,931	$178,191,423	$205,767,354
Enhanced Large-Cap Value Index	43,107,044	117,076,892	160,183,936
Growth & Income	58,611,353	304,690,625	363,301,978
Large-Cap Growth	10,058,657	114,772,209	124,830,866
Large-Cap Value	129,176,322	250,328,521	379,504,843
Mid-Cap Growth	1,619,153	136,157,352	137,776,505
Mid-Cap Value	75,692,864	442,612,095	518,304,959
Small-Cap Equity	43,594,975	180,660,507	224,255,482
Small/Mid Cap Equity	—	—	—
Social Choice Equity	45,692,230	90,774,543	136,466,773
Social Choice Low Carbon Equity	214,549	2,424	216,973
Emerging Markets Equity	9,428,743	—	9,428,743
Enhanced International Equity Index	37,422,725	—	37,422,725
Global Natural Resources	6,027,039	—	6,027,039
International Equity	55,426,856	—	55,426,856
International Opportunities	14,401,379	—	14,401,379
International Small-Cap Equity	—	—	—
Social Choice International Equity	124,727	—	124,727

The tax character of the fiscal year 2017 distributions will be determined at the end of the fiscal year.

122	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

concluded

Note 7—emerging markets risks

The Emerging Markets Equity Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—line of credit

Each of the Funds, except the Small/Mid-Cap Equity Fund and the International Small-Cap Equity Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 21, 2016 expiring on June 20, 2017, replacing the previous facility, which expired June 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2017, there were no borrowings under this credit facility by the Funds.

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 10—subsequent events

Advisors has agreed to implement a voluntary waiver reducing the Mid-Cap Value Fund management fee breakpoint schedule by an additional 0.03% for one year effective May 1, 2017. During this one-year period, the fee range paid to Advisors will be 0.27% to 0.46% of average daily net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

Also, effective May 1, 2017, Advisors has agreed to implement new tiers to the breakpoint schedule by removing the breakpoint at $8 billion and adding breakpoints at $7 billion and $10 billion for all Funds, with the exception of Enhanced Large-Cap Growth Index, Enhanced Large-Cap Value Index, Social Choice Equity, Social Choice Low Carbon Equity, Enhanced International Equity Index and Social Choice International Equity. Due to these breakpoint schedule changes, the investment management fees were updated for the following Funds:

Fund	Investment management fee range
Growth & Income	0.30–0.45%
Large-Cap Growth	0.30–0.45
Large-Cap Value	0.30–0.45
Mid-Cap Growth	0.29–0.48
Mid-Cap Value	0.29–0.48
Small-Cap Equity	0.27–0.46
Small/Mid Cap Equity	0.27–0.46
Emerging Markets Equity	0.70–0.85
Global Natural Resources	0.50–0.65
International Equity	0.35–0.50
International Opportunities	0.45–0.60
International Small-Cap Equity	0.50–0.65

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	123

Approval of investment management agreement (unaudited)

Board approval of the investment management agreement for the TIAA-CREF International Small-Cap Equity Fund

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to the initial approval of the Agreement with respect to the TIAA-CREF International Small-Cap Equity Fund (the “Fund”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the approval process

The Board held a meeting on December 6, 2016, at which it considered the initial approval of the Agreement with respect to the Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee of the Board. During a meeting held prior to the December 6, 2016 Board meeting, the Operations Committee, as applicable, requested and reviewed information from Advisors, in consultation with Advisors representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, and then evaluated the information produced in accordance with the requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, requested and reviewed reports with respect to the Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, expense comparison data regarding the Fund, including data relating to the Fund’s proposed management fee rate and estimated total expense ratio. Broadridge compared this data for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge independent of any input from Advisors.

Among other matters, the Board also requested and reviewed various information provided by Advisors to facilitate the

Trustees’ evaluation of the reasonableness of any potential profits to be earned by Advisors with respect to its services to the Fund pursuant to the Agreement.

In advance of the Board meeting held on December 6, 2016, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to approve the Agreement for the Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) performance information related to any other fund, account or sleeve of an account with a similar investment strategy already managed by Advisors and a comparison of these products’ performance to a benchmark index and a peer group identified by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service; (2) a description of any proposed fee waiver or expense reimbursement arrangements; (3) a comparison of the Fund’s proposed fee rate under the Agreement to the fee rates of other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Fund in addition to Advisors’ direct fee payments pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Fund; (6) information as to any potential profits to be earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Fund and affiliates of Advisors; (8) proposed narrative explanations of reasons why the Board should approve the Agreement. At times, Advisors referred to information provided to the Board in its most recent review of the Agreement with respect to the existing series of the Trust in March 2016 to the extent that information had not materially changed in responding to these requests. The Trustees were given the opportunity to ask questions and request additional information, and they reviewed responses from Advisors to follow-up questions presented by the Trustees after their initial review of the information described above.

In considering whether to approve the Agreement with respect to the Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services to be provided by Advisors to the Fund; (2) the investment performance of any similarly managed funds, accounts or sleeves of accounts also managed by Advisors; (3) the costs of the services to be provided to the Fund and the potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by Advisors with other clients to whom

124	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the principal factor in determining whether to approve the Agreement.

In reaching its decisions regarding the approval of the Agreement, the Board took into account the information described above, other information provided to the Board in connection with this process and information provided to the Board in connection with the 2016 renewal of the Agreement for certain existing series of the Trust. Additionally, the Board took into account relevant information provided to the Board and its Committees throughout the year as part of the Board’s ongoing duties to oversee and evaluate Advisors’ services to the Trust. In addition to general session meetings that included Advisors personnel, the Trustees met in private sessions, at which no Advisors representatives were present, to discuss the proposed approval of the Agreement. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

In deciding whether to approve the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to approve the Agreement for the Fund. At its meeting on December 6, 2016, the Board voted unanimously to approve the Agreement for the Fund. Set forth below is a summary of the primary factors the Board considered with respect to the Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the existing series of the Trust since their operations commenced. Investment professionals at Advisors also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”) and TIAA Separate Account VA-1, as well as sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Fund, including conducting research, recommending investments and placing orders to buy and sell securities for the Fund’s investment portfolio; active daily monitoring of the investment portfolio by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Fund to the Board on a regular basis; coordinating the activities of the Fund’s service providers; and overseeing the provision of various administrative services to the Fund. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner with respect to the existing series of the Trust. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust. It also considered Advisors’ compliance program and resources and its compliance record with respect to the existing series of the Trust.

The Board also considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors for its portfolio management and other functions, including the impact of recent and anticipated operational changes on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Investment performance

In assessing the potential performance of the Fund, the Board considered the track record of a sleeve of the CREF Stock Account that is managed in a similar fashion by the same portfolio management team as was proposed for the Fund over the one-, three- and five-year and since-inception periods. The Board also considered the track record of this sleeve versus the proposed benchmark index for the Fund and its Morningstar peers. The Board considered that the performance of this sleeve was in the top quartile versus its peers and had generated excess returns compared to its benchmark index, but that the sleeve’s performance did not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund.

Cost and profitability

The Board considered pro forma financial and profitability data relating to Advisors with respect to the Fund. The Board considered Advisors’ projected profit calculations with respect to its services to the Fund both before and after taking into account the costs to be incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. These estimates projected that the Fund would likely be profitable to some degree to Advisors starting in 2018. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Fund and recognized the entrepreneurial risk Advisors assumes. The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. The Board concluded that any estimated profits to be earned by Advisors on its services to the Fund in future years were reasonable in light of various relevant factors.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Board determined that the proposed

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	125

Approval of investment management agreement (unaudited)	concluded

management fee rate to be charged to the Fund under the Agreement was lower than the management fee rates charged to most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Fund and its comparable mutual funds. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Fund’s actual management fee rate compares to those of peer mutual funds. Based on all factors considered, the Board concluded that the proposed management fee rate to be charged under the Agreement with respect to the Fund was reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors is anticipated to experience economies of scale in connection with the operation of the Fund. The Board also considered the extent to which the management fee rate schedule breakpoints for the Fund would affect Advisors’ fees as assets increased. (Management fee rate “breakpoints” result in the Fund paying a lower management fee rate with respect to assets above the designated breakpoint levels.) The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to the Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Fund’s management fee rate schedule was reasonable in light of projected economies of scale considerations and projected asset levels.

Fee comparison with other Advisors clients

The Board considered that neither Advisors nor its affiliates manage any registered funds or accounts with a similar strategy. As previously noted, Advisors’ affiliate does manage a sleeve of the CREF Stock Account with a similar strategy, but that sleeve is part of a much larger portfolio with a management fee that reflects an at-cost management fee for the entire portfolio.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates that could potentially arise from the Agreement. For example, Advisors and its affiliates may benefit from the advisory relationship with the Fund to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Advisors may also benefit from the ability to acquire investment research related to commission arrangements made on behalf of the Fund (i.e., soft dollars). Additionally, the Fund may be utilized as an investment option for other products and businesses of Advisors and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to approve the Agreement with respect to the Fund. If the Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge or Morningstar. The specific management fee and estimated expense factors outlined below are based on the Institutional Class shares of the Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of the Fund, the expenses of these other classes will differ from the expenses shown for the Institutional Class.

•	The Fund’s proposed annual contractual management fee rate starts at 0.65% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds.
•	The Fund’s estimated total expense ratio and proposed contractual management fee rate were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes and the universe of comparable funds identified by Broadridge for expense comparison purposes.

Based primarily on the foregoing factors and considerations, the Board approved the Agreement for the Fund.

126	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series covered by this Report other than the TIAA-CREF Small/Mid-Cap Equity Fund and the TIAA-CREF International Small-Cap Equity Fund (the “Funds”). (The Board did not consider the renewal of the Agreement for these two Funds because the Agreement was initially approved by the Board for each Fund in 2016 with a two-year term. Accordingly, in the discussion below, the references to “Funds” do not include the Small/Mid-Cap Equity or International Small-Cap Equity Funds.)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held meetings on March 9, 2017 and March 23, 2017, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee of the Board. Among these tasks, the Operations Committee worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with Advisors to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2016 renewal process. During a series of meetings held prior to the March 9 and March 23, 2017 Board meetings, the Operations Committee, reviewed such guidance and follow-up requests in consultation with Advisors representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, and then evaluated the information produced in accordance with the guidance and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, portfolio turnover rate and brokerage commission costs (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for brokerage commissions) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge independent of any input from Advisors, and, in the case of the investment performance data, against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an unbiased view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Broadridge (and not Advisors or the Board).

Among other matters, the Board also requested and reviewed various information provided by Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meetings held on March 9 and March 23, 2017, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to Advisors’ direct fee payments pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements,

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	127

Approval of investment management agreement (unaudited)

insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Trustees were given the opportunity to ask questions and request additional information, and they reviewed responses from Advisors to follow-up questions presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by Advisors with other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above and other information provided to the Board in connection with this process. Additionally, the Board took into account relevant information, including performance data, provided to the Board and its Committees throughout the year as part of the Board’s ongoing duties to oversee and evaluate Advisors’ services to the Funds. In addition to general session meetings that included Advisors personnel, the Trustees met in private sessions, at which no Advisors representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 23, 2017, the Board voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”) and TIAA Separate Account VA-1, as well as sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors for its portfolio management and other functions, including the impact of recent and anticipated operational changes on such resources, so as to assess whether sufficient resources are being devoted to these functions.

128	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the three-year performance of each Fund (as applicable) before any reductions for fees or expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board considered that, in those cases in which a Fund had materially underperformed its peer group or peer universe of mutual funds for a specified period, the Board had a dialogue with investment personnel of Advisors, including the pertinent chief investment officer, to consider the factors that contributed to 2016 and longer-term performance. Management also considered whether a closer examination of performance or remedial measures was warranted. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to Advisors for the calendar year 2016. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial risk Advisors assumes. The Board considered that Advisors had earned profits with respect to many of the Funds under the Agreement for the one-year period ended December 31, 2016, and expected this trend to continue. However, with respect to the more recently-launched Social Choice Low Carbon Equity Fund and Social Choice International Fund, and the smaller-sized Global Natural Resources Fund, Advisors had incurred losses. The Board also recognized the future effect on Advisors’ profitability of an amendment to the Agreement effective on May 1, 2017 adding new breakpoints to the management fee rate schedule at the $7 billion and $10 billion levels (replacing an existing breakpoint at the $8 billion level) for many of the actively-managed Funds with existing management fee rate breakpoints. (Management fee rate “breakpoints” result in a Fund paying a lower management fee rate with respect to assets above the designated breakpoint levels.) The Board also considered Advisors’ one-year voluntary reduction of certain Funds’ management fee rates that began May 1, 2016: 0.015% for the Large-Cap Value Fund and 0.025% for the Mid-Cap Value Fund. Additionally, the Board considered that while Advisors would not be continuing this voluntary waiver for the Large-Cap Value Fund after April 30, 2017, Advisors had agreed to continue the 0.025% voluntary management fee waiver for the Mid-Cap Value Fund through April 30, 2018. The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. With respect to those Funds for which the Agreement was profitable to Advisors in 2016, the Board concluded that those profits were reasonable in light of various relevant factors.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of peer mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered the extent to which the current fee rate schedule breakpoints for many actively-managed Funds that were currently profitable to Advisors would have an effect on Advisors’ fees. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to each Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. The Board also considered the addition of new contractual breakpoints in the management fee rate schedules for many of the actively-managed managed Funds effective May 1, 2017. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee comparison with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, foreign funds (“UCITS”) and separately managed accounts that may have similar

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Approval of investment management agreement (unaudited)

investment strategies as certain of the Funds. In particular, the Board reviewed the management fee rate Advisors charged to a separately managed account that has a similar mandate to the Mid-Cap Value Fund. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. Additionally, the Board considered Advisors’ disclosed fee rate schedules for separately managed account mandates with investment strategies similar to the Funds’ strategies. The Board also considered Advisors’ representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and other accounts, this is due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services by Advisors; (4) may have different regulatory burdens; (5) may target different investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Advisors may also benefit from the ability to acquire investment research related to commission arrangements made on behalf of the Funds (i.e., soft dollars). Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2016. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The

Morningstar data is as of December 31, 2016. Statements below regarding a Fund’s “aggregate management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account any breakpoints in the management fee rate schedule for the Fund. Statements below regarding “net profit” or “net loss” refer to whether Advisors earned a profit or incurred a loss for the services that it rendered to a Fund during 2016 under the Agreement.

Enhanced Large-Cap Growth Index

•	The Fund’s annual contractual management fee rate starts at 0.35% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2016 asset level was 0.323% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
•	The Fund did not have a group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”). The Fund was in the 1st, 1st and 2nd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Enhanced Large-Cap Value Index

•	The Fund’s annual contractual management fee rate starts at 0.35% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2016 asset level was 0.32% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund did not have a Performance Group. The Fund was in the 3rd, 2nd and 3rd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	James Johnson replaced Michael Shing on the Fund’s portfolio management team in September, 2016.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Growth & Income Fund

•	The Fund’s annual contractual management fee rate starts at 0.45% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2016 asset level was 0.397% of average daily net assets. Effective May 1, 2017, the Fund’s contractual management

130	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

fee rate schedule was amended so that an existing breakpoint at the $8 billion level was replaced with breakpoints at the $7 billion and $10 billion levels.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 2nd, 2nd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Growth Fund

•	The Fund’s annual contractual management fee rate starts at 0.45% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2016 asset level was 0.415% of average daily net assets. Effective May 1, 2017, the Fund’s contractual management fee rate schedule was amended so that an existing breakpoint at the $8 billion level was replaced with breakpoints at the $7 billion and $10 billion levels.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 3rd, 2nd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 3rd, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Value Fund

•	The Fund’s annual contractual management fee rate starts at 0.45% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2016 asset level was 0.394% of average daily net assets. Effective May 1, 2017, the Fund’s contractual management fee rate schedule was amended so that an existing breakpoint at the $8 billion level was replaced with breakpoints at the $7 billion and $10 billion levels.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st and 3rd quintiles of its Performance Group for the one- and three-year periods, respectively. The Fund ranked 3 out of 5 and 4 out of 5 funds within its Performance Group for the five- and ten-year periods. The Fund was in the 2nd, 2nd 1st and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Mid-Cap Growth Fund

•	The Fund’s annual contractual management fee rate starts at 0.48% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2016 asset level was 0.449% of average daily net assets. Effective May 1, 2017, the Fund’s contractual management fee rate schedule was amended so that an existing breakpoint at the $8 billion level was replaced with breakpoints at the $7 billion and $10 billion levels.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 5th, 3rd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 4th, 4th and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Mid-Cap Value Fund

•	The Fund’s annual contractual management fee rate starts at 0.48% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2016 asset level was 0.395% of average daily net assets. Effective May 1, 2017, the Fund’s contractual management fee rate schedule was amended so that an existing breakpoint at the $8 billion level was replaced with breakpoints at the $7 billion and $10 billion levels.
•	Advisors agreed to renew a voluntary waiver reducing the Fund’s management fee breakpoint schedule by an additional 0.015% for one year effective through April 30, 2018.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st, 2nd, 2nd and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 1st, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Small-Cap Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.46% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2016 asset level was 0.394% of average daily net assets. Effective May 1, 2017, the Fund’s contractual management fee rate schedule was amended so that an existing

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Approval of investment management agreement (unaudited)

breakpoint at the $8 billion level was replaced with breakpoints at the $7 billion and $10 billion levels.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 4th, 1st, 1st and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 1st, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Social Choice Equity Fund

•	The Fund’s annual contractual management fee rate is 0.15% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st, 3rd, 3rd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 3rd, 3rd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Social Choice Low Carbon Equity Fund

•	The Fund’s annual contractual management fee rate is 0.25% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for both the one-year and since-inception periods. The Fund was in the 2nd quintile of its Performance Universe for both the one-year and since-inception periods.
•	The Fund does not yet have a sufficient track record for a Morningstar rating.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Emerging Markets Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.85% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2016 asset level was 0.847% of average daily net assets. Effective May 1, 2017, the Fund’s contractual management fee rate schedule was amended so that an existing breakpoint at the $8 billion level was replaced with breakpoints at the $7 billion and $10 billion levels.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group.

•	The Fund’s total expenses, actual management fee and contractual management fee were in the 1st, 3rd and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 4th, 5th and 4th quintiles of both its Performance Group and Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Barton Grenning replaced Alexander Muromcew as portfolio manager of the Fund in September, 2016.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Enhanced International Equity Index Fund

•	The Fund’s annual contractual management fee rate starts at 0.40% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2016 asset level was 0.38% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee each ranked 1 out of 3 funds within its Expense Group. The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Universe.
•	The Fund does not have a Performance Group. The Fund was in the 4th, 3rd and 2nd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Global Natural Resources Fund

•	The Fund’s annual contractual management fee rate starts at 0.65% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. At its December 31, 2016 asset level, the Fund had not reached any of its management fee rate breakpoints. Effective May 1, 2017, the Fund’s contractual management fee rate schedule was amended so that an existing breakpoint at the $8 billion level was replaced with breakpoints at the $7 billion and $10 billion levels.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 2nd quintiles of its Expense Group, respectively. The Fund’s total expenses, actual management fee and contractual management fee were in the 1st, 2nd and 1st quintiles of its Expense Universe, respectively.
•	The Fund was in the 2nd, 1st and 2nd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st, 1st and 2nd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Jeff Bellman and Dhaval Patel replaced Navaneel Rey as portfolio managers of the Fund in September, 2016.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

132	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

concluded

International Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.50% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2016 asset level was 0.461% of average daily net assets. Effective May 1, 2017, the Fund’s contractual management fee rate schedule was amended so that an existing breakpoint at the $8 billion level was replaced with breakpoints at the $7 billion and $10 billion levels.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s total expenses and contractual management fee were each in the 1st quintile of its Expense Universe, while the Fund’s actual management fee was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 3rd, 5th, 2nd and 5th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 4th, 1st and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

International Opportunities Fund

•	The Fund’s annual contractual management fee rate starts at 0.60% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2016 asset level was 0.592% of average daily net assets. Effective May 1, 2017, the Fund’s contractual management fee rate schedule was amended so that an existing breakpoint at the $8 billion level was replaced with breakpoints at the $7 billion and $10 billion levels.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of its Expense Universe, while the Fund’s actual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 2nd and 3rd quintiles of its Performance Group for the one- and three-year periods, respectively. The Fund was in the 3rd quintile of its Performance Universe for both the one- and three-year periods.
•	The Fund received an Overall Morningstar Rating of 2 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Social Choice International Equity Fund

•	The Fund’s annual contractual management fee rate is 0.30% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 3rd quintile of its Performance Group for both the one-year and since-inception periods. The Fund was in the 3rd and 2nd quintiles of its Performance Universe for the one-year and since-inception periods, respectively.
•	The Fund does not yet have a sufficient track record for a Morningstar rating.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Funds: Equity Funds ■ 2017 Semiannual Report	133

Additional information about index providers (unaudited)

Russell Indexes

The Russell 1000® Index, the Russell 2000® Index, the Russell 2500® Index, the Russell 3000® Index, the Russell 1000 Value Index, the Russell 1000 Growth Index, the Russell Midcap® Growth Index and the Russell Midcap Value Index are trademarks/service marks of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF THE USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Standard & Poor’s Index

The S&P 500® Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the TIAA-CREF Growth & Income Fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the TIAA-CREF Growth & Income Fund.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, LLC. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of these funds or any other person or entity regarding the advisability of investing in funds generally or in these funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these funds or the issuer or owners of these funds or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of these funds to be issued or in the determination or calculation of the equation by or the consideration into which these funds is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of these funds or any other person or entity in connection with the administration, marketing or offering of these funds.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THESE FUNDS, OWNERS OF THESE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of these securities, products or funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

134	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

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How to reach us

TIAA website

TIAA.org

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800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen provides investment advice and portfolio management services through TIAA and over a dozen affiliated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2017 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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730 Third Avenue

New York, NY 10017-3206

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Semiannual Report

April 30, 2017

TIAA-CREF Funds

Equity Index Funds

The semiannual report contains the financial statements (unaudited).

Equity Index

Large-Cap Growth Index

Large-Cap Value Index

S&P 500 Index

Small-Cap Blend Index

Emerging Markets Equity Index

International Equity Index

BUILT TO PERFORM.
CREATED TO SERVE.

Understanding your report from TIAA-CREF Funds

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Index Funds listed on the cover of this report.

This semiannual report contains information about the holdings and investment performance of the TIAA-CREF Funds as of April 30, 2017. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of April 30, 2017.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time, based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	3

Brad Finkle

Letter to investors

Global stocks had the wind at their backs for most of the six-month period ended April 30, 2017. U.S. stocks rallied strongly in anticipation of the pro-growth policies of a newly elected president but weakened late in the period as several of the new administration’s initiatives stalled. International stocks posted solid gains as economic growth resumed in several developed markets. Emerging-markets equities also advanced, based largely on a resumption of growth in China. For the six months:

•	The Russell 3000® Index, which measures the performance of the broad U.S. stock market, gained 13.8%. (Please see page 8 for benchmark definitions.)
•	The MSCI EAFE Index, which tracks stock returns in 21 developed-market nations outside North America, rose 11.5%, and the MSCI Emerging Markets Index, a measure of stock performance in 23 emerging-markets countries, advanced 8.9%.
•	Institutional Class returns for all seven of the TIAA-CREF Equity Index Funds generated positive results. After allowing for expenses, three of the funds outperformed their benchmarks, while four funds slightly lagged.

Stocks advance after the election while Federal Reserve raises rates

The pace of U.S. economic growth slowed during the reporting period, but unemployment continued to decline and ended the period at 4.4%, matching its lowest rate in nearly a decade. Consumer confidence remained strong for the period, though it declined in April. However, consumer spending stalled in the early months of 2017, which affected U.S. economic growth. The price of oil rose slightly, and inflation remained low.

The U.S. presidential election in November sparked an enthusiastic response from equity investors, who anticipated new policies to stimulate economic growth. During the period, the Federal Reserve raised the federal funds target rate in December 2016 and again in March 2017, leaving this key short-term rate at a range of 0.75%–1.00% at period-end. The price of oil remained fairly steady. Though U.S. stocks rose sharply after the election and into the new calendar year, investor enthusiasm was tempered over the final two months of the period by concerns about equity valuations, as well as issues surrounding the administration’s stalled health care legislation in Congress.

For the six months, the Russell 3000 Index, a broad measure of the U.S. stock market, gained 13.8%. Small-cap equities outperformed large caps, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

4	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Global stocks advance as economic growth continues

International stocks advanced for the six months, but they trailed domestic equities as investors saw growth opportunities in the post-election U.S. economy. Signs of economic growth elsewhere around the world boosted developed international and emerging stock markets, particularly at the beginning of 2017. Annualized economic growth in Europe outpaced U.S. gross domestic product for the first quarter of 2017, while growth in China remained moderate during the same three-month period. The U.S. dollar strengthened against most major currencies for the six months.

In March, the European Central Bank (ECB) left its benchmark interest rate unchanged and reaffirmed its plans to continue stimulating European economies through the end of 2017. Economic growth and a commitment to monetary stimulus in Europe helped international developed equity markets to advance 11.5%, as measured by the MSCI EAFE Index. The MSCI Emerging Markets Index, which lost ground in late 2016, recovered in the opening months of 2017 and gained 8.9% for the six-month period.

Equity index funds post solid gains

All seven of the TIAA-CREF Equity Index Funds generated positive returns for the reporting period. Each fund invests in a portfolio that attempts to match the risk and return characteristics of its benchmark index at a low-cost-per-invested dollar. The funds’ performance includes a deduction for expenses, while the returns of their respective indexes do not. The funds’ returns ranged from 9.0% for the Emerging Markets Equity Index Fund to 18.4% for the Small-Cap Blend Index Fund. (All fund returns are for the Institutional Class.)

Small-capitalization stocks outperformed their larger peers during the period and the Small-Cap Blend Index Fund rose 18.4%.

The Large-Cap Growth Index Fund was the next-best performer at 15.1% for the six months. Its value counterpart, the Large-Cap Value Index Fund, posted a lower 11.6% return, as growth outperformed value during the period. The Equity Index Fund rose 13.9%, outpacing its benchmark despite the effect of expenses, while the S&P 500 Index Fund advanced 13.3%, but underperformed the index for the six-month period.

Despite the effect of expenses, international funds outperformed their benchmarks. The International Equity Index Fund rose 11.6%, while the Emerging Markets Equity Index Fund posted a return of 9.0% at period-end.

None of the seven index funds had a return that varied from that of its benchmark index by more than 12 basis points (0.12 percentage points).

A detailed overview of the financial markets during the six-month period appears on page 6, and a discussion of how each fund performed in relation to its benchmark begins on page 10.

Plotting a future course

While economic recovery in the United States has proceeded slowly over the past several years, economic data now appears to indicate expectations for further growth. However, this potential growth is accompanied by expectations for higher inflation and interest rates. At the same time, a rise in uncertainty stemming from the unknown consequences of domestic political dysfunction and growing geopolitical tensions are potentially troubling stimuli for the capital markets.

Faced with these challenges, a broadly diversified portfolio of equity securities—professionally managed within a mutual fund—may help navigate the inevitable ups and downs of the financial markets over time. (Of course, diversification does not guarantee against market loss.)

For additional assistance with your investment strategy, or if you have any questions about your portfolio, please reach out to your financial advisor, or call a TIAA financial consultant at 800-842-2252. We welcome the opportunity to be of service.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds and TIAA Investments

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Market monitor

Global stock markets post strong gains

For the six months ended April 30, 2017, many stock markets around the world generated double-digit gains amid economic optimism in the United States and signs of growth in Europe. The Russell 3000® Index, a broad-based measure of U.S. stock market performance, advanced 13.8% during the period. Internationally, developed markets posted strong returns, and emerging markets also recorded solid gains.

U.S. economy sends mixed signals

Real gross domestic product (GDP), which measures the value of all goods and services produced in the nation, grew at an annualized rate of 2.1% in the fourth quarter of 2016—below the annualized growth rate of 3.5% recorded for the previous quarter. GDP growth slowed again to 1.2% in the first quarter of 2017, according to the government’s second estimate.

U.S. labor markets grew stronger during the period. Unemployment fell from 4.6% at the start of the period to 4.4% in April, matching its lowest level in nearly a decade. Housing strength continued, with existing home sales reaching a ten-year high in March. Consumer confidence remained at strong levels despite a decline in April. Inflation remained stable during the period with annual core inflation—which includes all items except food and energy—increasing 1.9% for the twelve months ended April 30, 2017. The price of a barrel of West Texas Intermediate crude oil (WTI) rose modestly from nearly $47 to $49 by the end of the period. The U.S. dollar strengthened against most major currencies during the six months.

Small-cap stocks outperform large caps; growth tops value

Performance for the six months ended April 30, 2017

Source: Small-cap growth: Russell 2000® Growth Index; Small-cap value: Russell 2000 Value Index; Mid-cap growth: Russell Midcap® Growth Index; Mid-cap value: Russell Midcap Value Index; Large-cap growth: Russell 1000® Growth Index; Large-cap value: Russell 1000 Value Index. As of April 30, 2017.

Investors favor growth-oriented and small-cap stocks

In the U.S. equity market, small- and large-cap stocks rose 18.4% and 13.5%, respectively, during the six-month period. Among large-cap stocks, growth shares gained 15.2% and value equities advanced 11.7%. Mid-cap growth stocks climbed 13.6% while mid-cap value shares gained 12.4%. (Returns by investment style and capitalization style are based on Russell indexes.)

Internationally, developed markets paced consistent gains around the world. The MSCI EAFE Index, which tracks stock performance in 21 developed-market countries outside North America, gained 11.5% during the period. The MSCI Emerging Markets Index advanced 8.9%.

A new President is elected; Federal Reserve raises rates

Early in the period, U.S. stocks advanced following the U.S. presidential election as investors anticipated new federal policies to stimulate economic growth. In December 2016, the Federal Reserve increased the federal funds target rate, a key short-term interest-rate measure, to 0.50%–0.75%. Three months later, central bankers raised the target rate again, to 0.75%–1.00%, and signaled that further increases could occur as they slowly pulled back from nine years of aggressive monetary policy.

In late February, oil prices reached a high of nearly $55 per barrel, reflecting an agreement among the Organization of the Petroleum Exporting Countries to limit output during the first half of 2017. At period-end, the price of WTI had receded to $49 per barrel as the U.S. and others nations expanded production.

In March, the European Central Bank left its benchmark interest rate unchanged and reaffirmed plans to purchase assets through the end of 2017 to stimulate the economy. The GDP of the 19-country eurozone expanded at an annualized rate of 1.7% during the first quarter of 2017.

In the final months of the period, investor enthusiasm in the United States was tempered by concerns about equity valuations, as well as by issues surrounding the administration’s stalled health care legislation in Congress. Equities continued to climb in major foreign markets, however, posting strong quarterly results.

6	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	7

About the funds’ benchmarks

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI EAFE Index measures the performance of the leading stocks in 21 developed market countries outside North America—in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 23 emerging market countries in Europe, Asia, Africa, Latin America and the Middle East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

8	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2016–April 30, 2017).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	9

Equity Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2017
Information technology	21.3
Financials	15.1
Health care	13.4
Consumer discretionary	12.8
Industrials	10.7
Consumer staples	8.2
Energy	5.8
Real estate	4.0
Materials	3.3
Utilities	3.1
Telecommunication services	2.1
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2017
More than $50 billion	54.3
More than $15 billion–$50 billion	21.9
More than $2 billion–$15 billion	19.9
$2 billion or less	3.9
Total	100.0

Performance for the six months ended April 30, 2017

The Equity Index Fund returned 13.85% for the Institutional Class, compared with the 13.83% return of its benchmark, the Russell 3000® Index. For the one-year period ended April 30, 2017, the fund returned 18.61% versus 18.58% for the index. The table below shows returns for all share classes of the fund.

For the six-month period, the fund’s return slightly outperformed that of its benchmark index despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Stocks advance after the election while Federal Reserve raises rates

The pace of U.S. economic growth slowed during the reporting period, but unemployment continued to decline and ended the period at 4.4%, matching its lowest rate in nearly a decade. Consumer confidence remained strong for the period, though it declined in April. However, consumer spending stalled in the early months of 2017, which affected U.S. economic growth. The price of oil rose slightly, and inflation remained low.

The U.S. presidential election in November sparked an enthusiastic response from equity investors, who anticipated new policies to stimulate economic growth. During the period, the Federal Reserve raised the federal funds target rate in December 2016 and again in March 2017, leaving this key short-term rate at a range of 0.75%–1.00% at period-end. The price per barrel of West Texas Intermediate crude oil began the period at $47, rose to a February peak of nearly $55, and ended the period at $49. Though U.S. stocks rose sharply

Performance as of April 30, 2017

Equity Index Fund					Average annual				Annual operating
			Total return		total return				expenses*
		Inception
	Ticker	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TIEIX	7/1/99	13.85%	18.61%	13.54%		7.22%		0.05%	0.05%
Advisor Class	TEIHX	12/4/15	13.77	18.60	13.53	†	7.22	†	0.14	0.14
Premier Class	TCEPX	9/30/09	13.75	18.44	13.36		7.10	†	0.20	0.20
Retirement Class	TIQRX	3/31/06	13.67	18.28	13.25		6.94		0.30	0.30
Retail Class	TINRX	3/31/06	13.64	18.23	13.19		6.96		0.34	0.34
Russell 3000 Index		—	13.83	18.58	13.57		7.23		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

10	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

after the election and into the new calendar year, investor enthusiasm was tempered over the final two months of the period by concerns about equity valuations, as well as issues surrounding the administration’s stalled health care legislation in Congress.

For the six months, the Russell 3000 Index, a broad measure of the U.S. stock market, gained 13.83%. Small-cap equities outperformed large caps, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2017, the Russell 3000 Index generated an average annual return of 7.23%.

Information technology and financials lead the benchmark higher

All eleven industry sectors in the Russell 3000 Index generated positive returns for the six months. Information technology—the largest sector in the benchmark—made the most significant contribution to the index’s performance, gaining 16.6%. Financials, which is the index’s second-largest sector, also generated a robust return of 20.5%. Industrials posted solid gains as well, at 17.2% for the period, followed by consumer discretionary and materials, up 16.6% and 16.4%, respectively. Together, these five sectors represented more than three-fifths of the index’s total market capitalization on April 30, 2017.

The weakest sector in the index was energy, which produced only minimal gains at 0.3%.

Three of the benchmark’s five largest stocks outperform

For the six-month period, three of the benchmark’s five largest stocks surpassed the overall index performance. Apple performed best, rising on investor expectations for sales of its next iPhone—likely due for release this fall. Amazon.com followed with double-digit gains, as did Microsoft, which was helped by its growing cloud businesses. Johnson & Johnson advanced but trailed the index, while Exxon Mobil posted a loss for the period.

Expense example

Six months ended April 30, 2017

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
	value	value	(11/1/16–
Equity Index Fund	(11/1/16)	(4/30/17)	4/30/17)
Actual return
Institutional Class	$1,000.00	$1,138.55	$ 0.27
Advisor Class	1,000.00	1,137.74	0.64
Premier Class	1,000.00	1,137.50	1.06
Retirement Class	1,000.00	1,136.70	1.59
Retail Class	1,000.00	1,136.35	1.75
5% annual hypothetical return
Institutional Class	1,000.00	1,024.55	0.25
Advisor Class	1,000.00	1,024.20	0.60
Premier Class	1,000.00	1,023.80	1.00
Retirement Class	1,000.00	1,023.31	1.51
Retail Class	1,000.00	1,023.16	1.66

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.05% for the Institutional Class, 0.12% for the Advisor Class, 0.20% for the Premier Class, 0.30% for the Retirement Class and 0.33% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 4/30/2017
Net assets	$13.65 billion
Number of holdings	2,886
Portfolio turnover rate†	6%
Weighted median market capitalization	$59.79 billion
Price/earnings ratio (weighted 12-month trailing average)‡	25.0

†	The portfolio turnover rate covers the six-month period from November 1, 2016–April 30, 2017 and is not annualized.
‡	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	11

Large-Cap Growth Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2017
Information technology	32.7
Consumer discretionary	20.9
Health care	15.8
Industrials	10.5
Consumer staples	8.9
Materials	3.5
Financials	3.0
Real estate	2.7
Telecommunication services	1.0
Energy	0.5
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2017
More than $50 billion	62.4
More than $15 billion–$50 billion	21.8
More than $2 billion–$15 billion	15.7
$2 billion or less	0.1
Total	100.0

Performance for the six months ended April 30, 2017

The Large-Cap Growth Index Fund returned 15.14% for the Institutional Class, compared with the 15.23% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2017, the fund returned 19.40% versus 19.50% for the index. The table below shows returns for all share classes of the fund.

For the six-month period, the fund’s return slightly underperformed that of its benchmark index due to the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Stocks advance after the election while Federal Reserve raises rates

The pace of U.S. economic growth slowed during the reporting period, but unemployment continued to decline and ended the period at 4.4%, matching its lowest rate in nearly a decade. Consumer confidence remained strong for the period, though it declined in April. However, consumer spending stalled in the early months of 2017, which affected U.S. economic growth. The price of oil rose slightly, and inflation remained low.

The U.S. presidential election in November sparked an enthusiastic response from equity investors, who anticipated new policies to stimulate economic growth. During the period, the Federal Reserve raised the federal funds target rate in December 2016 and again in March 2017, leaving this key short-term rate at a range of 0.75%–1.00% at period-end. The price per barrel of West Texas Intermediate crude oil began the period at $47, rose to a February peak of nearly $55, and ended the period at $49. Though U.S. stocks rose sharply

Performance as of April 30, 2017

Large-Cap Growth Index Fund					Average annual				Annual operating
			Total return		total return				expenses*
		Inception
	Ticker	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TILIX	10/1/02	15.14%	19.40%	13.79%		8.80%		0.06%	0.06%
Advisor Class	TRIHX	12/4/15	15.11	19.38	13.77	†	8.79	†	0.15	0.15
Retirement Class	TRIRX	10/1/02	15.02	19.14	13.51		8.53		0.31	0.31
Russell 1000 Growth Index			15.23	19.50	13.87		8.88		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

12	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

after the election and into the new calendar year, investor enthusiasm was tempered over the final two months of the period by concerns about equity valuations, as well as issues surrounding the administration’s stalled health care legislation in Congress.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 13.83%. Small-cap equities outperformed large caps, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2017, the Russell 1000 Growth Index had an average annual gain of 8.88%, outperforming the 5.53% and 7.23% average annual returns of the Russell 1000 Value Index and the Russell 3000 Index, respectively.

Largest sectors drive the benchmark higher

Ten out of the eleven industry sectors in the Russell 1000 Growth Index posted gains for the six months. Consumer discretionary, information technology and health care—the benchmark’s most heavily weighted sectors for the period—generated especially strong returns, climbing 18.0%, 17.1% and 16.2%, respectively. Together, these three sectors represented more than two-thirds of the benchmark’s total market capitalization on April 30, 2017. The financials sector had a relatively low weighting in the index but was the best-performing component, gaining 18.1% in response to rising interest rates and the prospect of less government regulation.

By contrast, energy returned –4.2% as investors tempered their outlook for oil prices.

Three of the benchmark’s five largest stocks outperform

For the six-month period, three of the benchmark’s five largest stocks surpassed the overall index performance. Apple performed best, rising on investor expectations for sales of its next iPhone—likely due for release this fall. Amazon.com followed with double-digit gains, as did Microsoft, which was helped by its growing cloud businesses. Facebook and Alphabet, the parent holding company of Google, modestly lagged the index.

Expense example

Six months ended April 30, 2017

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Large-Cap	value	value	(11/1/16–
Growth Index Fund	(11/1/16)	(4/30/17)	4/30/17)
Actual return
Institutional Class	$1,000.00	$1,151.41	$ 0.32
Advisor Class	1,000.00	1,151.14	0.80
Retirement Class	1,000.00	1,150.18	1.65
5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.30
Advisor Class	1,000.00	1,024.05	0.75
Retirement Class	1,000.00	1,023.26	1.56

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class, 0.15% for the Advisor Class and 0.31% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 4/30/2017
Net assets	$4.53 billion
Number of holdings	611
Portfolio turnover rate†	5%
Weighted median market capitalization	$87.98 billion
Price/earnings ratio (weighted 12-month trailing average)‡	25.0

†	The portfolio turnover rate covers the six-month period from November 1, 2016–April 30, 2017 and is not annualized.
‡	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	13

Large-Cap Value Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2017
Financials	26.5
Energy	11.8
Health care	10.9
Industrials	10.2
Information technology	10.1
Consumer staples	8.5
Utilities	6.3
Real estate	4.7
Consumer discretionary	4.5
Telecommunication services	3.5
Materials	2.9
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2017
More than $50 billion	54.1
More than $15 billion–$50 billion	26.3
More than $2 billion–$15 billion	19.4
$2 billion or less	0.2
Total	100.0

Performance for the six months ended April 30, 2017

The Large-Cap Value Index Fund returned 11.59% for the Institutional Class, compared with the 11.69% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2017, the fund returned 16.40% versus 16.55% for the index. The table below shows returns for all share classes of the fund.

For the six-month period, the fund’s return slightly underperformed that of its benchmark index due to the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Stocks advance after the election while Federal Reserve raises rates

The pace of U.S. economic growth slowed during the reporting period, but unemployment continued to decline and ended the period at 4.4%, matching its lowest rate in nearly a decade. Consumer confidence remained strong for the period, though it declined in April. However, consumer spending stalled in the early months of 2017, which affected U.S. economic growth. The price of oil rose slightly, and inflation remained low.

The U.S. presidential election in November sparked an enthusiastic response from equity investors, who anticipated new policies to stimulate economic growth. During the period, the Federal Reserve raised the federal funds target rate in December 2016 and again in March 2017, leaving this key short-term rate at a range of 0.75%–1.00% at period-end. The price per barrel of West Texas Intermediate crude oil began the period at $47, rose to a February peak of nearly $55, and ended the period at $49. Though U.S. stocks rose sharply

Performance as of April 30, 2017

Large-Cap Value Index Fund					Average annual				Annual operating
			Total return		total return				expenses*
		Inception
	Ticker	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TILVX	10/1/02	11.59%	16.40%	13.22%		5.47%		0.06%	0.06%
Advisor Class	THCVX	12/4/15	11.63	16.52	13.21	†	5.47	†	0.15	0.15
Retirement Class	TRCVX	10/1/02	11.50	16.17	12.95		5.22		0.31	0.31
Russell 1000 Value Index			11.69	16.55	13.32		5.53		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

14	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

after the election and into the new calendar year, investor enthusiasm was tempered over the final two months of the period by concerns about equity valuations, as well as issues surrounding the administration’s stalled health care legislation in Congress.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 13.83%. Small-cap equities outperformed large caps, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2017, the Russell 1000 Value Index had an average annual gain of 5.53%, lagging the 8.88% and 7.23% average annual returns of the Russell 1000 Growth Index and the Russell 3000 Index, respectively.

Financials lead the benchmark higher

All eleven industry sectors of the Russell 1000 Value Index generated positive returns for the six months. Financials—the benchmark’s largest sector—performed best, surging 20.5% on expectations that rising interest rates and easier government regulations would boost financial companies’ profitability. The economically sensitive industrials, materials and information technology sectors also delivered strong gains, climbing 17.7%, 15.8% and 14.4%, respectively. In aggregate, these four sectors made up nearly one-half of the benchmark’s total market capitalization on April 30, 2017.

Energy, the index’s second-largest sector, returned 0.5% and was the worst performer, hampered by worries that rising U.S. oil production would restrain oil prices.

Three of the benchmark’s five largest stocks outperform

For the six-month period, three of the benchmark’s five largest stocks surpassed the overall index performance. JPMorgan Chase led the way, benefiting from the generally positive sentiment on banks, as well as strong growth in revenues generated from trading stocks and bonds. Wells Fargo reported an improvement in loan quality, while Berkshire Hathaway’s insurance units produced substantial underwriting profits and investment income. Johnson & Johnson advanced but trailed the index, while Exxon Mobil posted a loss for the period.

Expense example

Six months ended April 30, 2017

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Large-Cap	value	value	(11/1/16–
Value Index Fund	(11/1/16)	(4/30/17)	4/30/17)
Actual return
Institutional Class	$1,000.00	$1,115.87	$ 0.31
Advisor Class	1,000.00	1,116.31	0.63
Retirement Class	1,000.00	1,115.00	1.63
5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.30
Advisor Class	1,000.00	1,024.20	0.60
Retirement Class	1,000.00	1,023.26	1.56

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class, 0.12% for the Advisor Class and 0.31% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 4/30/2017
Net assets	$6.37 billion
Number of holdings	698
Portfolio turnover rate†	5%
Weighted median market capitalization	$59.79 billion
Price/earnings ratio (weighted 12-month trailing average)‡	23.6

†	The portfolio turnover rate covers the six-month period from November 1, 2016–April 30, 2017 and is not annualized.
‡	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	15

S&P 500 Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2017
Information technology	22.3
Financials	14.4
Health care	13.9
Consumer discretionary	12.4
Industrials	10.1
Consumer staples	9.2
Energy	6.3
Utilities	3.2
Real estate	2.9
Materials	2.8
Telecommunication services	2.2
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2017
More than $50 billion	64.8
More than $15 billion–$50 billion	26.0
More than $2 billion–$15 billion	9.2
Total	100.0

Performance for the six months ended April 30, 2017

The S&P 500 Index Fund returned 13.26% for the Institutional Class, compared with the 13.32% return of its benchmark, the S&P 500® Index. For the one-year period ended April 30, 2017, the fund returned 17.82% versus 17.92% for the index. The table below shows returns for all share classes of the fund.

For the six-month period, the fund’s return slightly underperformed that of its benchmark index due to the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Stocks advance after the election while Federal Reserve raises rates

The pace of U.S. economic growth slowed during the reporting period, but unemployment continued to decline and ended the period at 4.4%, matching its lowest rate in nearly a decade. Consumer confidence remained strong for the period, though it declined in April. However, consumer spending stalled in the early months of 2017, which affected U.S. economic growth. The price of oil rose slightly, and inflation remained low.

The U.S. presidential election in November sparked an enthusiastic response from equity investors, who anticipated new policies to stimulate economic growth. During the period, the Federal Reserve raised the federal funds target rate in December 2016 and again in March 2017, leaving this key short-term rate at a range of 0.75%–1.00% at period-end. The price per barrel of West Texas Intermediate crude oil began the period at $47, rose to a February peak of nearly $55, and ended the period at $49. Though U.S. stocks rose sharply

Performance as of April 30, 2017

S&P 500 Index Fund					Average annual				Annual operating
			Total return		total return				expenses*
		Inception
	Ticker	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TISPX	10/1/02	13.26%	17.82%	13.59%		7.10%		0.05%	0.05%
Advisor Class	TISAX	12/4/15	13.19	17.79	13.57	†	7.09	†	0.15	0.15
Retirement Class	TRSPX	10/1/02	13.11	17.53	13.32		6.83		0.30	0.30
S&P 500 Index		—	13.32	17.92	13.68		7.15		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

16	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

after the election and into the new calendar year, investor enthusiasm was tempered over the final two months of the period by concerns about equity valuations, as well as issues surrounding the administration’s stalled health care legislation in Congress.

For the six months, the large-cap stocks in the S&P 500 Index underperformed those in the Russell 3000® Index, a broad measure of the U.S. stock market, which gained 13.83%. A substantial portion of the Russell 3000 Index consists of small-cap equities, which outperformed large caps for the period.

For the ten years ended April 30, 2017, the S&P 500 Index produced an average annual gain of 7.15%, trailing the 7.23% average annual return of the Russell 3000 Index.

Financials lead the benchmark higher

All eleven industry sectors in the S&P 500 Index posted positive results for the six months. Financials—the second-largest sector in the benchmark—advanced 20.4%, benefiting from rising interest rates. The index’s largest sector, information technology, gained 16.9%, amid strong sales and profit growth. Industrials and consumer discretionary also outperformed as both rose 16.4%. Collectively, these four sectors made up nearly three-fifths of the index’s total market capitalization as of April 30, 2017. Materials, one of the smaller sectors, had the fifth-highest return at 14.8%, while the energy sector produced only minimal gains at 0.1%.

Four of the benchmark’s five largest stocks outperform

For the six-month period, four of the benchmark’s five largest stocks surpassed the overall index performance. Apple performed best, rising on investor expectations for sales of its next iPhone—likely due for release this fall. Amazon.com followed with double-digit gains, as did Microsoft, which was helped by its growing cloud businesses. Facebook also outperformed the index. Exxon Mobil—the benchmark’s fifth-largest stock—posted a loss for the period.

Expense example

Six months ended April 30, 2017

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
S&P 500	value	value	(11/1/16–
Index Fund	(11/1/16)	(4/30/17)	4/30/17)
Actual return
Institutional Class	$1,000.00	$1,132.61	$ 0.32
Advisor Class	1,000.00	1,131.90	0.69
Retirement Class	1,000.00	1,131.09	1.64
5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.30
Advisor Class	1,000.00	1,024.15	0.65
Retirement Class	1,000.00	1,023.26	1.56

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class, 0.13% for the Advisor Class and 0.31% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 4/30/2017
Net assets	$4.07 billion
Number of holdings	508
Portfolio turnover rate†	5%
Weighted median market capitalization	$91.30 billion
Price/earnings ratio (weighted 12-month trailing average)‡	23.7

†	The portfolio turnover rate covers the six-month period from November 1, 2016–April 30, 2017 and is not annualized.
‡	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	17

Small-Cap Blend Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2017
Financials	19.5
Information technology	17.2
Industrials	14.3
Health care	12.9
Consumer discretionary	12.3
Real estate	7.8
Materials	5.0
Utilities	3.7
Energy	3.0
Consumer staples	2.9
Telecommunication services	0.8
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2017
More than $15 billion–$50 billion	0.6
More than $2 billion–$15 billion	50.0
$2 billion or less	49.4
Total	100.0

Performance for the six months ended April 30, 2017

The Small-Cap Blend Index Fund returned 18.36% for the Institutional Class, compared with the 18.37% return of its benchmark, the Russell 2000® Index. For the one-year period ended April 30, 2017, the fund returned 25.74% versus 25.63% for the index. The table below shows returns for all share classes of the fund.

For the six-month period, the fund’s return marginally trailed that of its benchmark index, primarily because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Stocks advance after the election while Federal Reserve raises rates

The pace of U.S. economic growth slowed during the reporting period, but unemployment continued to decline and ended the period at 4.4%, matching its lowest rate in nearly a decade. Consumer confidence remained strong for the period, though it declined in April. However, consumer spending stalled in the early months of 2017, which affected U.S. economic growth. The price of oil rose slightly, and inflation remained low.

The U.S. presidential election in November sparked an enthusiastic response from equity investors, who anticipated new policies to stimulate economic growth. During the period, the Federal Reserve raised the federal funds target rate in December 2016 and again in March 2017, leaving this key short-term rate at a range of 0.75%–1.00% at period-end. The price per barrel of West Texas Intermediate crude oil began the period at $47, rose to a February peak of

Performance as of April 30, 2017

Small-Cap Blend Index Fund					Average annual				Annual operating
			Total return		total return				expenses*
		Inception
	Ticker	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TISBX	10/1/02	18.36%	25.74%	13.20%		7.19%		0.06%	0.06%
Advisor Class	TRHBX	12/4/15	18.35	25.81	13.20	†	7.19	†	0.15	0.15
Retirement Class	TRBIX	10/1/02	18.23	25.51	12.92		6.93		0.31	0.31
Russell 2000 Index		—	18.37	25.63	12.95		7.05		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

18	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

nearly $55, and ended the period at $49. Though U.S. stocks rose sharply after the election and into the new calendar year, investor enthusiasm was tempered over the final two months of the period by concerns about equity valuations, as well as issues surrounding the administration’s stalled health care legislation in Congress.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 13.83%. Small-cap equities outperformed large caps, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2017, the Russell 2000 Index, a broad measure of U.S. small-cap stocks, produced an average annual gain of 7.05%, trailing the 7.23% average annual return of the Russell 3000 Index.

All benchmark sectors post positive results

All eleven industry sectors in the Russell 2000 Index posted positive results for the six months. Materials performed best, returning 26.2%, as the price of metals stocks surged during the period. Financials—the largest component in the index—advanced 22.4% and contributed most to the benchmark’s total return. Industrials also delivered sizable gains of 22.3% as the third-largest sector in the index. Telecommunication services, the smallest sector in the benchmark, rose 21.6%. As of April 30, 2017, these four sectors constituted more than one-third of the index’s total market capitalization. With a return of 2.8%, energy had the smallest gain.

Four of the benchmark’s five largest stocks outperform

For the six-month period, four of the benchmark’s five largest stocks surpassed the overall index performance. Chemical firm Chemours performed best, generating triple-digit results. Semiconductor maker Advanced Micro Devices posted a double-digit advance and outperformed the benchmark, as did technology companies Take-Two Interactive Software and LogMeln. Semiconductor provider Microsemi advanced but underperformed the return of the index.

Expense example

Six months ended April 30, 2017

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Small-Cap	value	value	(11/1/16–
Blend Index Fund	(11/1/16)	(4/30/17)	4/30/17)
Actual return
Institutional Class	$1,000.00	$1,183.60	$ 0.32
Advisor Class	1,000.00	1,183.48	0.65
Retirement Class	1,000.00	1,182.30	1.68
5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.30
Advisor Class	1,000.00	1,024.20	0.60
Retirement Class	1,000.00	1,023.26	1.56

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class, 0.12% for the Advisor Class and 0.31% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 4/30/2017
Net assets	$2.26 billion
Number of holdings	1,948
Portfolio turnover rate†	6%
Weighted median market capitalization	$2.07 billion
Price/earnings ratio (weighted 12-month trailing average)‡	38.7

†	The portfolio turnover rate covers the six-month period from November 1, 2016–April 30, 2017 and is not annualized.
‡	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	19

Emerging Markets Equity Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2017
Information technology	25.1
Financials	23.8
Consumer discretionary	10.4
Energy	7.4
Consumer staples	6.9
Materials	6.9
Industrials	5.6
Telecommunication services	5.5
Utilities	3.5
Real estate	2.5
Health care	2.3
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Holdings by country

% of portfolio investments
as of 4/30/2017
China	25.9
Korea	14.7
Taiwan	12.0
India	8.7
Brazil	7.4
South Africa	6.7
Russia	3.6
Mexico	3.6
Indonesia	2.5
Malaysia	2.4
16 other nations	11.6
Short-term investments	0.9
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2017
More than $50 billion	25.9
More than $15 billion–$50 billion	30.8
More than $2 billion–$15 billion	40.9
$2 billion or less	2.4
Total	100.0

Performance for the six months ended April 30, 2017

The Emerging Markets Equity Index Fund returned 9.00% for the Institutional Class, compared with the 8.88% return of its benchmark, the MSCI Emerging Markets Index. For the one-year period ended April 30, 2017, the fund returned 19.14%, versus 19.13% for the index. The table below shows returns for all share classes of the fund.

For the six-month period, the fund outpaced its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Global stocks advance as economic growth continues

For the six months, international stocks advanced but trailed domestic equities as investors saw growth opportunities in the post-election U.S. economy. During the period, the U.S. Federal Reserve raised its federal funds target rate twice, once in December 2016 and again in March 2017, increasing this key short-term rate to a range of 0.75%–1.00% at period-end. Signs of economic growth elsewhere around the world boosted developed international and emerging stock markets, particularly at the beginning of 2017. Annualized economic growth in Europe outpaced U.S. gross domestic product for the first quarter of 2017, while growth in China remained moderate for the same three-month period. The U.S. dollar strengthened against most major currencies for the six months.

In March, the European Central Bank (ECB) left its benchmark interest rate unchanged. The ECB also reaffirmed its asset-purchase plans to stimulate European economies through the end of 2017. Economic growth and a commitment to monetary stimulus in Europe helped developed foreign-equity markets advance for the six-month period, as represented by the 11.47% return of the MSCI EAFE Index,

Performance as of April 30, 2017

Emerging Markets Equity Index Fund					Average annual				Annual operating
			Total return		total return				expenses*
		Inception					since
	Ticker	date	6 months	1 year	5 years		inception		gross	net
Institutional Class	TEQLX	8/31/10	9.00%	19.14%	1.39%		2.12%		0.23%	0.23%
Advisor Class	TEQHX	12/4/15	8.98	19.25	1.38	†	2.11	†	0.32	0.32
Premier Class	TEQPX	8/31/10	8.89	19.04	1.23		1.97		0.38	0.38
Retirement Class	TEQSX	8/31/10	8.93	18.97	1.14		1.87		0.48	0.48
Retail Class	TEQKX	8/31/10	8.88	18.78	1.01		1.73		0.62	0.62
MSCI Emerging Markets Index		—	8.88	19.13	1.49		2.52	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

20	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

which measures stock performance in 21 developed-market nations outside North America. The MSCI Emerging Markets Index, which lost ground in late 2016, recovered in the opening months of 2017 and gained 8.88% for the six-month period.

Emerging nations post mostly positive results

All but two of the nations in the MSCI Emerging Markets Index posted positive results for the six months. China—the largest component in the benchmark, representing more than one-quarter of the index’s total market capitalization at period-end—advanced 9.9%, as the region showed new signs of stability. Korea and Taiwan—the second- and third-largest components—gained 15.6% and 10.0%, respectively, driven in part by solid export growth. The fourth-largest component, India, rose 10.4%.

Brazil, the fifth-largest index component, was one of the few markets that suffered losses, returning –1.2%. (The aforementioned returns are in U.S. dollars.)

Four of the benchmark’s five largest stocks outperform

For the six-month period, four of the benchmark’s five largest stocks surpassed the overall index performance. Korean technology giant Samsung Electronics, whose stock price rose strongly during the period due to certain shareholder-friendly governance changes and robust results from its semiconductor business, performed best. Chinese e-commerce leaders Tencent Holdings and Alibaba Group were meaningful contributors as well, as both posted double-digit gains. Internet provider Naspers also outperformed the index. Taiwan Semiconductor Manufacturing—the benchmark’s third-largest stock—advanced but underperformed the return of the index.

The fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2017

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Emerging Markets	value	value	(11/1/16–
Equity Index Fund	(11/1/16)	(4/30/17)	4/30/17)
Actual return
Institutional Class	$1,000.00	$1,090.03	$ 1.14
Advisor Class	1,000.00	1,089.75	1.50
Premier Class	1,000.00	1,088.89	1.92
Retirement Class	1,000.00	1,089.28	2.43
Retail Class	1,000.00	1,088.78	3.21
5% annual hypothetical return
Institutional Class	1,000.00	1,023.70	1.10
Advisor Class	1,000.00	1,023.36	1.45
Premier Class	1,000.00	1,022.96	1.86
Retirement Class	1,000.00	1,022.46	2.36
Retail Class	1,000.00	1,021.72	3.11

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.22% for the Institutional Class, 0.29% for the Advisor Class, 0.37% for the Premier Class, 0.47% for the Retirement Class and 0.62% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 4/30/2017
Net assets	$1.94 billion
Number of holdings	828
Portfolio turnover rate†	19%
Weighted median market capitalization	$19.48 billion
Price/ earnings ratio (weighted 12-month trailing average)‡	18.1

†	The portfolio turnover rate covers the six-month period from November 1, 2016–April 30, 2017 and is not annualized.
‡	Price/ earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	21

International Equity Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2017
Financials	21.6
Industrials	14.0
Consumer discretionary	12.5
Consumer staples	11.2
Health care	10.6
Materials	7.7
Information technology	5.6
Energy	4.8
Telecommunication services	4.2
Real estate	3.7
Utilities	3.3
Short-term investments, other assets & liabilities, net	0.8
Total	100.0

Holdings by country

% of portfolio investments
as of 4/30/2017
Japan	22.3
United Kingdom	15.3
France	9.7
Germany	9.0
Switzerland	8.9
Australia	7.0
Netherlands	4.0
Hong Kong	3.3
Spain	3.2
Sweden	2.7
21 other nations	9.9
Short-term investments	4.7
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2017
More than $50 billion	37.3
More than $15 billion–$50 billion	37.3
More than $2 billion–$15 billion	25.4
Total	100.0

Performance for the six months ended April 30, 2017

The International Equity Index Fund returned 11.59% for the Institutional Class, compared with the 11.47% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2017, the fund returned 12.52% versus 11.29% for the index. The table below shows returns for all share classes of the fund.

For the six-month period, the fund outpaced its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Global stocks advance as economic growth continues

For the six months, international stocks advanced, but trailed domestic equities as investors saw growth opportunities in the post-election U.S. economy. During the period, the U.S. Federal Reserve raised its federal funds target rate twice, once in December 2016 and again in March 2017, increasing this key short-term rate to a range of 0.75%–1.00% at period-end. Signs of economic growth elsewhere around the world boosted developed international and emerging stock markets, particularly at the beginning of 2017. Annualized economic growth in Europe outpaced U.S. gross domestic product for the first quarter of 2017, while growth in China remained moderate for the same three-month period. The U.S. dollar strengthened against most major currencies for the six months.

In March, the European Central Bank (ECB) left its benchmark interest rate unchanged. The ECB also reaffirmed its asset-purchase plans to stimulate European economies through the end of 2017. Economic growth and a commitment to monetary stimulus in Europe helped developed foreign-equity markets advance for the six-month period, as measured by the 11.47% return of the MSCI EAFE Index, which measures stock performance in 21 developed-market

Performance as of April 30, 2017

International Equity Index Fund					Average annual				Annual operating
			Total return		total return				expenses*
		Inception
	Ticker	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TCIEX	10/1/02	11.59%	12.52%	6.99%		1.12%		0.06%	0.06%
Advisor Class	TCIHX	12/4/15	11.62	12.55	6.98	†	1.11	†	0.15	0.15
Premier Class	TRIPX	9/30/09	11.52	12.32	6.82		1.00	†	0.21	0.21
Retirement Class	TRIEX	10/1/02	11.51	12.23	6.72		0.87		0.31	0.31
MSCI EAFE Index		—	11.47	11.29	6.78		0.87		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

22	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

nations outside North America. The MSCI Emerging Markets Index, which lost ground in late 2016, recovered in the opening months of 2017 and gained 8.88% for the six-month period.

All countries in the benchmark rise

All of the countries in the MSCI EAFE Index ended the six-month period with gains, in U.S.-dollar terms. The returns of the index’s largest components in order of weight were Japan 4.0%, the United Kingdom 12.0%, France 17.1% and Germany 15.0%. These four markets made up more than three-fifths of the benchmark’s market capitalization on April 30, 2017. (The aforementioned returns are in U.S. dollars.) In local-currency terms, the index returned 12.34%, while in U.S. dollars the return was 11.47%.

Two of the benchmark’s five largest stocks outperform

For the six-month period, two of the benchmark’s five largest stocks surpassed the overall index performance. Swiss pharmaceutical firm Roche Holdings rebounded in January from lows in late 2016 as investors responded favorably to the potential for eased regulations and a quicker approval process for new drugs. British bank HSBC rose in the wake of better-than-expected economic data. Novartis and Nestlé advanced but trailed the index, while Toyota posted a loss for the period.

The fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2017

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
International	value	value	(11/1/16–
Equity Index Fund	(11/1/16)	(4/30/17)	4/30/17)
Actual return
Institutional Class	$1,000.00	$1,115.90	$ 0.31
Advisor Class	1,000.00	1,116.15	0.84
Premier Class	1,000.00	1,115.21	1.10
Retirement Class	1,000.00	1,115.12	1.63
5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.30
Advisor Class	1,000.00	1,024.00	0.80
Premier Class	1,000.00	1,023.75	1.05
Retirement Class	1,000.00	1,023.26	1.56

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class, 0.16% for the Advisor Class, 0.21% for the Premier Class and 0.31% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 4/30/2017
Net assets	$9.70 billion
Number of holdings	941
Portfolio turnover rate†	7%
Weighted median market capitalization	$35.11 billion
Price/ earnings ratio (weighted 12-month trailing average)‡	20.9

†	The portfolio turnover rate covers the six-month period from November 1, 2016–April 30, 2017 and is not annualized.
‡	Price/ earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	23

Summary portfolio of investments (unaudited)

Equity Index Fund ■ April 30, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$129,341,537	1.0%
BANKS
5,667,049		Bank of America Corp	132,268,924	1.0
1,534,269		Citigroup, Inc	90,705,983	0.7
1,984,257		JPMorgan Chase & Co	172,630,359	1.3
2,521,575		Wells Fargo & Co	135,761,598	1.0
		Other	385,345,792	2.7
			916,712,656	6.7
CAPITAL GOODS
314,131		3M Co	61,516,274	0.5
327,501		Boeing Co	60,532,010	0.4
4,808,072		General Electric Co	139,386,007	1.0
420,492		Honeywell International, Inc	55,143,321	0.4
423,330		United Technologies Corp	50,372,036	0.4
		Other	681,854,636	5.0
			1,048,804,284	7.7
COMMERCIAL & PROFESSIONAL SERVICES			110,935,627	0.8
CONSUMER DURABLES & APPAREL			188,880,468	1.4
CONSUMER SERVICES
454,084		McDonald’s Corp	63,539,974	0.5
		Other	243,524,109	1.8
			307,064,083	2.3
DIVERSIFIED FINANCIALS
235,031		SPDR Trust Series 1	55,956,181	0.4
		Other	523,198,704	3.8
			579,154,885	4.2
ENERGY
1,028,991		Chevron Corp	109,793,340	0.8
2,297,957	d	Exxon Mobil Corp	187,628,189	1.4
756,613		Schlumberger Ltd	54,922,538	0.4
		Other	438,705,801	3.2
			791,049,868	5.8
FOOD & STAPLES RETAILING
839,466		Wal-Mart Stores, Inc	63,111,054	0.5
		Other	138,454,096	1.0
			201,565,150	1.5
FOOD, BEVERAGE & TOBACCO
1,064,511		Altria Group, Inc	76,410,600	0.5
2,154,420		Coca-Cola Co	92,963,223	0.7
798,835		PepsiCo, Inc	90,492,029	0.7
856,843		Philip Morris International, Inc	94,972,478	0.7
		Other	339,699,270	2.4
			694,537,600	5.0
HEALTH CARE EQUIPMENT & SERVICES
769,617		Medtronic plc	63,947,476	0.5
518,562		UnitedHealth Group, Inc	90,686,123	0.7
		Other	567,870,421	4.1
			722,504,020	5.3
Shares		Company	Value	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS
1,401,630		Procter & Gamble Co	$122,404,348	0.9%
		Other	106,606,720	0.8
			229,011,068	1.7
INSURANCE
1,042,420	*	Berkshire Hathaway, Inc (Class B)	172,218,208	1.3
		Other	391,791,939	2.8
			564,010,147	4.1
MATERIALS			456,173,427	3.3
MEDIA
2,644,610		Comcast Corp (Class A)	103,642,266	0.8
888,658		Walt Disney Co	102,728,865	0.8
		Other	217,126,366	1.5
			423,497,497	3.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
885,883		AbbVie, Inc	58,415,125	0.4
408,553		Amgen, Inc	66,724,876	0.5
911,917		Bristol-Myers Squibb Co	51,112,948	0.4
420,466	*	Celgene Corp	52,158,807	0.4
737,465		Gilead Sciences, Inc	50,553,226	0.4
1,514,211		Johnson & Johnson	186,959,632	1.4
1,516,863		Merck & Co, Inc	94,546,071	0.7
3,319,156		Pfizer, Inc	112,585,771	0.8
		Other	429,554,933	3.1
			1,102,611,389	8.1
REAL ESTATE			545,179,852	4.0
RETAILING
214,295	*	Amazon.com, Inc	198,220,732	1.5
680,005		Home Depot, Inc	106,148,781	0.8
		Other	394,248,950	2.8
			698,618,463	5.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,596,984		Intel Corp	93,880,972	0.7
		Other	336,228,581	2.5
			430,109,553	3.2
SOFTWARE & SERVICES
161,708	*	Alphabet, Inc (Class A)	149,502,280	1.1
163,473	*	Alphabet, Inc (Class C)	148,099,999	1.1
1,234,512	*	Facebook, Inc	185,485,428	1.4
485,844		International Business Machines Corp	77,875,935	0.6
534,888		MasterCard, Inc (Class A)	62,218,172	0.5
4,163,240		Microsoft Corp	285,015,410	2.1
1,628,486		Oracle Corp	73,216,731	0.5
1,053,552		Visa, Inc (Class A)	96,105,013	0.7
		Other	643,900,827	4.6
			1,721,419,795	12.6
TECHNOLOGY HARDWARE & EQUIPMENT
3,006,382		Apple, Inc	431,866,774	3.1
2,752,930		Cisco Systems, Inc	93,792,325	0.7
		Other	230,599,264	1.7
			756,258,363	5.5

24	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Equity Index Fund ■ April 30, 2017

Shares		Company	Value	% of net assets
TELECOMMUNICATION SERVICES
3,370,696		AT&T, Inc	$133,580,682	1.0%
2,240,243		Verizon Communications, Inc	102,849,556	0.7
		Other	47,578,804	0.4
			284,009,042	2.1
TRANSPORTATION
462,424		Union Pacific Corp	51,772,991	0.4
		Other	242,311,149	1.8
			294,084,140	2.2
UTILITIES			429,166,622	3.1
		TOTAL COMMON STOCKS (Cost $8,789,597,399)	13,624,699,536	99.8
RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,424	0.0
		TOTAL RIGHTS / WARRANTS (Cost $88)	2,424	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
TREASURY DEBT			12,529,613	0.1

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
177,450,223	c	State Street Navigator Securities Lending Government Money Market Portfolio	177,450,223	1.3
			177,450,223	1.3
		TOTAL SHORT-TERM INVESTMENTS (Cost $189,979,472)	189,979,836	1.4
		TOTAL PORTFOLIO (Cost $8,979,576,959)	13,814,681,796	101.2
		OTHER ASSETS & LIABILITIES, NET	(166,472,648)	(1.2)
		NET ASSETS	$13,648,209,148	100.0%

Abbreviation(s):

SPDR – Standard & Poor’s Depositary Receipts

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/17, the aggregate value of securities on loan is $170,732,601.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	25

Summary portfolio of investments (unaudited)

Large-Cap Growth Index Fund ■ April 30, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$35,391,983	0.8%
BANKS			12,695,816	0.3
CAPITAL GOODS
227,751		3M Co	44,600,478	1.0
230,422		Boeing Co	42,588,898	0.9
293,954		Honeywell International, Inc	38,549,128	0.9
98,462		Lockheed Martin Corp	26,530,586	0.6
		Other	190,658,524	4.2
			342,927,614	7.6
COMMERCIAL & PROFESSIONAL SERVICES			38,301,481	0.8
CONSUMER DURABLES & APPAREL
511,812		Nike, Inc (Class B)	28,359,503	0.6
		Other	62,705,518	1.4
			91,065,021	2.0
CONSUMER SERVICES
321,111		McDonald’s Corp	44,933,063	1.0
551,103		Starbucks Corp	33,099,246	0.7
		Other	72,558,372	1.6
			150,590,681	3.3
DIVERSIFIED FINANCIALS			89,953,118	2.0
ENERGY			21,146,659	0.5
FOOD & STAPLES RETAILING
390,603		CVS Health Corp	32,201,311	0.7
		Other	33,118,048	0.7
			65,319,359	1.4
FOOD, BEVERAGE & TOBACCO
757,195		Altria Group, Inc	54,351,457	1.2
1,128,077		Coca-Cola Co	48,676,523	1.1
168,307		Costco Wholesale Corp	29,877,859	0.7
486,362		PepsiCo, Inc	55,095,087	1.2
		Other	108,625,283	2.3
			296,626,209	6.5
HEALTH CARE EQUIPMENT & SERVICES
365,034		UnitedHealth Group, Inc	63,837,146	1.4
		Other	233,052,037	5.2
			296,889,183	6.6
HOUSEHOLD & PERSONAL PRODUCTS			41,614,106	0.9
INSURANCE			34,372,057	0.8
MATERIALS
337,719		EI du Pont de Nemours & Co	26,933,090	0.6
		Other	132,500,231	2.9
			159,433,321	3.5
MEDIA
77,402	*	Charter Communications, Inc	26,716,074	0.6
1,722,471		Comcast Corp (Class A)	67,503,639	1.5
627,953		Walt Disney Co	72,591,367	1.6
		Other	80,178,133	1.7
			246,989,213	5.4
Shares		Company	Value	% of net assets
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
625,036		AbbVie, Inc	$41,214,874	0.9%
290,801		Amgen, Inc	47,493,619	1.1
84,568	*	Biogen Idec, Inc	22,935,687	0.5
645,140		Bristol-Myers Squibb Co	36,160,097	0.8
296,755	*	Celgene Corp	36,812,458	0.8
376,773		Eli Lilly & Co	30,917,992	0.7
511,869		Gilead Sciences, Inc	35,088,620	0.8
183,769		Johnson & Johnson	22,689,959	0.5
		Other	146,308,205	3.2
			419,621,511	9.3
REAL ESTATE
162,870		American Tower Corp	20,511,848	0.5
		Other	101,908,082	2.2
			122,419,930	2.7
RETAILING
150,274	*	Amazon.com, Inc	139,001,947	3.1
480,980		Home Depot, Inc	75,080,978	1.7
345,633		Lowe’s Companies, Inc	29,337,329	0.7
157,393	*	NetFlix, Inc	23,955,215	0.5
19,111	*	Priceline.com, Inc	35,294,577	0.8
		Other	117,890,063	2.5
			420,560,109	9.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
145,602		Broadcom Ltd	32,150,378	0.7
196,400		NVIDIA Corp	20,484,520	0.5
388,196		Texas Instruments, Inc	30,737,359	0.7
		Other	59,927,471	1.3
			143,299,728	3.2
SOFTWARE & SERVICES
241,520		Accenture plc	29,296,376	0.7
188,421	*	Adobe Systems, Inc	25,199,424	0.6
113,606	*	Alphabet, Inc (Class A)	105,031,019	2.3
114,823	*	Alphabet, Inc (Class C)	104,025,045	2.3
868,241	*	Facebook, Inc	130,453,210	2.8
233,339		International Business Machines Corp	37,401,908	0.8
372,227		MasterCard, Inc (Class A)	43,297,445	1.0
2,929,926		Microsoft Corp	200,582,734	4.4
437,222	*	PayPal Holdings, Inc	20,864,234	0.5
247,278	*	salesforce.com, Inc	21,295,581	0.5
737,494		Visa, Inc (Class A)	67,274,203	1.5
		Other	237,287,315	5.1
			1,022,008,494	22.5
TECHNOLOGY HARDWARE & EQUIPMENT
1,942,225	d	Apple, Inc	279,000,621	6.2
		Other	36,886,678	0.8
			315,887,299	7.0
TELECOMMUNICATION SERVICES
788,286		Verizon Communications, Inc	36,190,210	0.8
		Other	6,811,632	0.2
			43,001,842	1.0

26	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Growth Index Fund ■ April 30, 2017

Shares		Company	Value	% of net assets
TRANSPORTATION
267,799		United Parcel Service, Inc (Class B)	$28,777,681	0.6%
		Other	65,014,219	1.5
			93,791,900	2.1
UTILITIES			1,145,964	0.0
		TOTAL COMMON STOCKS (Cost $3,283,208,067)	4,505,052,598	99.5

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$20,450,000	d	Federal Home Loan Bank (FHLB)
		0.680%, 05/01/17	20,450,000	0.5
			20,450,000	0.5

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
47,618,480	c	State Street Navigator Securities Lending Government Money Market Portfolio	47,618,480	1.0
			47,618,480	1.0
		TOTAL SHORT-TERM INVESTMENTS (Cost $68,068,480)	68,068,480	1.5
		TOTAL PORTFOLIO (Cost $3,351,276,547)	4,573,121,078	101.0
		OTHER ASSETS & LIABILITIES, NET	(44,429,836)	(1.0)
		NET ASSETS	$4,528,691,242	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/17, the aggregate value of securities on loan is $46,060,130.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	27

Summary portfolio of investments (unaudited)

Large-Cap Value Index Fund ■ April 30, 2017

			% of net
Shares	Company	Value	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
794,853	General Motors Co	$27,533,708	0.4%
	Other	41,630,758	0.7
		69,164,466	1.1
BANKS
5,828,818	Bank of America Corp	136,044,612	2.1
1,572,714	Citigroup, Inc	92,978,851	1.5
2,061,866	JPMorgan Chase & Co	179,382,342	2.9
283,405	PNC Financial Services Group, Inc	33,937,749	0.5
921,328	US Bancorp	47,245,700	0.7
2,587,564	Wells Fargo & Co	139,314,446	2.2
	Other	154,696,866	2.4
		783,600,566	12.3
CAPITAL GOODS
315,640	Caterpillar, Inc	32,277,346	0.5
3,983,140	General Electric Co	115,471,229	1.9
440,452	United Technologies Corp	52,409,383	0.8
	Other	281,593,430	4.4
		481,751,388	7.6
COMMERCIAL & PROFESSIONAL SERVICES		20,461,901	0.3
CONSUMER DURABLES & APPAREL		36,306,244	0.6
CONSUMER SERVICES		52,907,292	0.8
DIVERSIFIED FINANCIALS
429,622	American Express Co	34,047,544	0.5
592,489	Bank of New York Mellon Corp	27,882,532	0.4
70,719	BlackRock, Inc	27,196,406	0.4
218,489	Goldman Sachs Group, Inc	48,897,838	0.8
804,691	Morgan Stanley	34,899,449	0.6
	Other	223,110,227	3.5
		396,033,996	6.2
ENERGY
1,065,078	Chevron Corp	113,643,823	1.8
703,748	ConocoPhillips	33,716,567	0.5
2,363,271	Exxon Mobil Corp	192,961,077	3.0
431,630	Occidental Petroleum Corp	26,562,510	0.4
789,721	Schlumberger Ltd	57,325,847	0.9
	Other	327,982,784	5.2
		752,192,608	11.8
FOOD & STAPLES RETAILING
386,775	Walgreens Boots Alliance, Inc	33,471,508	0.5
857,926	Wal-Mart Stores, Inc	64,498,877	1.1
	Other	8,253,464	0.1
		106,223,849	1.7
FOOD, BEVERAGE & TOBACCO
294,405	Kraft Heinz Co	26,611,268	0.4
847,994	Mondelez International, Inc	38,185,170	0.6
784,910	Philip Morris International, Inc	86,999,424	1.4
	Other	112,395,370	1.7
		264,191,232	4.1
				% of net
Shares		Company	Value	assets
HEALTH CARE EQUIPMENT & SERVICES
872,537		Abbott Laboratories	$38,077,515	0.6%
795,657		Medtronic plc	66,111,140	1.0
		Other	147,388,141	2.3
			251,576,796	3.9
HOUSEHOLD & PERSONAL PRODUCTS
403,281		Colgate-Palmolive Co	29,052,363	0.5
1,451,569		Procter & Gamble Co	126,765,521	2.0
		Other	14,517,354	0.2
			170,335,238	2.7
INSURANCE
577,921		American International Group, Inc	35,201,168	0.6
1,072,359	*	Berkshire Hathaway, Inc (Class B)	177,164,430	2.8
262,303		Chubb Ltd	36,001,087	0.6
526,382		Metlife, Inc	27,271,852	0.4
250,100		Prudential Financial, Inc	26,768,203	0.4
		Other	204,464,236	3.2
			506,870,976	8.0
MATERIALS
635,482		Dow Chemical Co	39,908,269	0.6
		Other	145,575,524	2.3
			185,483,793	2.9
MEDIA			58,917,399	0.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,288,142		Johnson & Johnson	159,046,893	2.5
1,569,331		Merck & Co, Inc	97,816,401	1.5
3,166,625		Pfizer, Inc	107,411,920	1.7
		Other	77,558,529	1.2
			441,833,743	6.9
REAL ESTATE			297,574,711	4.7
RETAILING			72,128,184	1.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,439,589		Intel Corp	88,191,142	1.4
659,221		Qualcomm, Inc	35,426,537	0.5
		Other	67,337,195	1.1
			190,954,874	3.0
SOFTWARE & SERVICES
1,512,445		Oracle Corp	67,999,527	1.1
		Other	123,095,769	1.9
			191,095,296	3.0
TECHNOLOGY HARDWARE & EQUIPMENT
260,905		Apple, Inc	37,479,003	0.6
2,852,670		Cisco Systems, Inc	97,190,467	1.5
		Other	124,957,060	2.0
			259,626,530	4.1
TELECOMMUNICATION SERVICES
3,493,457		AT&T, Inc	138,445,701	2.2
1,157,042		Verizon Communications, Inc	53,119,798	0.8
		Other	28,884,496	0.5
			220,449,995	3.5

28	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded
Large-Cap Value Index Fund ■ April 30, 2017

				% of net
Shares		Company	Value	assets
TRANSPORTATION
540,704		CSX Corp	$27,489,392	0.4%
403,522		Union Pacific Corp	45,178,323	0.7
		Other	77,543,817	1.3
			150,211,532	2.4
UTILITIES
391,492		Duke Energy Corp	32,298,090	0.5
261,476		NextEra Energy, Inc	34,922,734	0.6
563,471		Southern Co	28,060,856	0.4
		Other	306,204,947	4.8
			401,486,627	6.3
	TOTAL COMMON STOCKS (Cost $5,459,470,365)		6,361,379,236	99.9

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			2,650,000	0.0
TREASURY DEBT			5,048,394	0.1

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
25,877,145	c	State Street Navigator Securities Lending Government Money Market Portfolio	25,877,145	0.4
			25,877,145	0.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $33,575,392)		33,575,539	0.5
	TOTAL PORTFOLIO (Cost $5,493,045,757)		6,394,954,775	100.4
	OTHER ASSETS & LIABILITIES, NET		(25,731,627)	(0.4)
	NET ASSETS		$6,369,223,148	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/17, the aggregate value of securities on loan is $25,010,375.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	29

Summary portfolio of investments (unaudited)

S&P 500 Index Fund ■ April 30, 2017

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$27,930,437	0.7%
BANKS
1,981,146		Bank of America Corp	46,239,948	1.1
547,591		Citigroup, Inc	32,373,580	0.8
705,876		JPMorgan Chase & Co	61,411,212	1.5
889,872		Wells Fargo & Co	47,910,709	1.2
		Other	67,337,202	1.7
			255,272,651	6.3
CAPITAL GOODS
117,801		3M Co	23,068,970	0.6
112,652		Boeing Co	20,821,469	0.5
1,724,270		General Electric Co	49,986,587	1.2
150,531		Honeywell International, Inc	19,740,635	0.5
148,268		United Technologies Corp	17,642,409	0.4
		Other	171,002,587	4.2
			302,262,657	7.4
COMMERCIAL & PROFESSIONAL SERVICES			18,592,470	0.5
CONSUMER DURABLES & APPAREL			48,964,955	1.2
CONSUMER SERVICES
162,047		McDonald’s Corp	22,675,237	0.6
		Other	45,834,752	1.1
			68,509,989	1.7
DIVERSIFIED FINANCIALS			159,482,388	3.9
ENERGY
374,079		Chevron Corp	39,914,229	1.0
819,375	d	Exxon Mobil Corp	66,901,969	1.6
275,499		Schlumberger Ltd	19,998,473	0.5
		Other	128,586,196	3.2
			255,400,867	6.3
FOOD & STAPLES RETAILING
297,556		Wal-Mart Stores, Inc	22,370,260	0.6
		Other	44,226,503	1.0
			66,596,763	1.6
FOOD, BEVERAGE & TOBACCO
383,214		Altria Group, Inc	27,507,101	0.7
763,624		Coca-Cola Co	32,950,375	0.8
282,022		PepsiCo, Inc	31,947,452	0.8
306,540		Philip Morris International, Inc	33,976,894	0.8
		Other	105,708,340	2.6
			232,090,162	5.7
HEALTH CARE EQUIPMENT & SERVICES
270,474		Medtronic plc	22,473,685	0.6
190,148		UnitedHealth Group, Inc	33,253,082	0.8
		Other	164,485,224	4.0
			220,211,991	5.4
HOUSEHOLD & PERSONAL PRODUCTS
505,151		Procter & Gamble Co	44,114,837	1.1
		Other	33,071,501	0.8
			77,186,338	1.9
				% of net
Shares		Company	Value	assets
INSURANCE
375,312	*	Berkshire Hathaway, Inc (Class B)	$62,005,296	1.5%
		Other	107,792,009	2.7
			169,797,305	4.2
MATERIALS			115,302,524	2.8
MEDIA
935,231		Comcast Corp (Class A)	36,651,703	0.9
287,481		Walt Disney Co	33,232,803	0.8
		Other	61,314,847	1.5
			131,199,353	3.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
315,431		AbbVie, Inc	20,799,520	0.5
145,533		Amgen, Inc	23,768,450	0.6
330,974		Bristol-Myers Squibb Co	18,551,093	0.5
153,737	*	Celgene Corp	19,071,075	0.5
258,330		Gilead Sciences, Inc	17,708,521	0.4
536,193		Johnson & Johnson	66,203,750	1.6
542,589		Merck & Co, Inc	33,819,572	0.8
1,176,272		Pfizer, Inc	39,899,146	1.0
		Other	105,044,840	2.6
			344,865,967	8.5
REAL ESTATE			117,778,883	2.9
RETAILING
78,265	*	Amazon.com, Inc	72,394,342	1.8
240,725		Home Depot, Inc	37,577,173	0.9
9,728	*	Priceline.com, Inc	17,965,865	0.4
		Other	101,011,712	2.5
			228,949,092	5.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
79,247		Broadcom Ltd	17,498,530	0.4
934,310		Intel Corp	33,775,306	0.8
		Other	84,700,669	2.1
			135,974,505	3.3
SOFTWARE & SERVICES
58,716	*	Alphabet, Inc (Class A)	54,284,116	1.3
58,395	*	Alphabet, Inc (Class C)	52,903,534	1.3
465,427	*	Facebook, Inc	69,930,407	1.7
169,622		International Business Machines Corp	27,188,711	0.7
186,148		MasterCard, Inc (Class A)	21,652,735	0.5
1,527,046		Microsoft Corp	104,541,569	2.6
592,235		Oracle Corp	26,626,886	0.7
367,169		Visa, Inc (Class A)	33,493,156	0.8
		Other	152,165,913	3.7
			542,787,027	13.3
TECHNOLOGY HARDWARE & EQUIPMENT
1,036,813		Apple, Inc	148,938,187	3.7
989,677		Cisco Systems, Inc	33,718,295	0.8
		Other	48,959,161	1.2
			231,615,643	5.7

30	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded
S&P 500 Index Fund ■ April 30, 2017

				% of net
Shares		Company	Value	assets
TELECOMMUNICATION SERVICES
1,213,713		AT&T, Inc	$48,099,446	1.2%
805,641		Verizon Communications, Inc	36,986,978	0.8
		Other	6,263,635	0.2
			91,350,059	2.2
TRANSPORTATION
160,803		Union Pacific Corp	18,003,504	0.4
		Other	71,787,049	1.8
			89,790,553	2.2
UTILITIES			128,759,132	3.2
	TOTAL COMMON STOCKS (Cost $2,740,879,840)		4,060,671,711	99.7

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			3,200,000	0.1

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
8,512,000	c	State Street Navigator Securities Lending Government Money Market Portfolio	8,512,000	0.2
			8,512,000	0.2
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,712,000)		11,712,000	0.3
	TOTAL PORTFOLIO (Cost $2,752,591,840)		4,072,383,711	100.0
	OTHER ASSETS & LIABILITIES, NET		(133,728)	0.0
	NET ASSETS		$4,072,249,983	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/17, the aggregate value of securities on loan is $8,261,488.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	31

Summary portfolio of investments (unaudited)

Small-Cap Blend Index Fund ■ April 30, 2017

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$27,576,865	1.2%
BANKS
103,839		Bank of the Ozarks, Inc	4,929,238	0.2
372,893		FNB Corp	5,309,996	0.2
98,426		Hancock Holding Co	4,596,494	0.2
59,275		IBERIABANK Corp	4,703,471	0.2
349,649		Investors Bancorp, Inc	4,842,639	0.2
92,012		PrivateBancorp, Inc	5,315,533	0.2
78,436		Prosperity Bancshares, Inc	5,270,899	0.2
58,247	*	Texas Capital Bancshares, Inc	4,432,597	0.2
259,072		Umpqua Holdings Corp	4,577,802	0.2
107,647		Webster Financial Corp	5,469,544	0.3
		Other	255,166,984	11.4
			304,615,197	13.5
CAPITAL GOODS
51,889		Curtiss-Wright Corp	4,849,546	0.2
70,867		EMCOR Group, Inc	4,658,796	0.2
40,095	*	Teledyne Technologies, Inc	5,406,009	0.2
		Other	190,657,493	8.5
			205,571,844	9.1
COMMERCIAL & PROFESSIONAL SERVICES			82,371,106	3.7
CONSUMER DURABLES & APPAREL			52,447,474	2.3
CONSUMER SERVICES			92,246,027	4.1
DIVERSIFIED FINANCIALS
75,465	e	iShares Russell 2000 Index Fund	10,494,163	0.5
349,984		New Residential Investment Corp	5,834,233	0.3
		Other	65,577,883	2.8
			81,906,279	3.6
ENERGY
114,890	*	RSP Permian, Inc	4,371,564	0.2
		Other	63,994,059	2.8
			68,365,623	3.0
FOOD & STAPLES RETAILING			11,954,135	0.5
FOOD, BEVERAGE & TOBACCO			40,930,943	1.8
HEALTH CARE EQUIPMENT & SERVICES
103,871		Healthsouth Corp	4,871,550	0.2
50,266	*	Masimo Corp	5,164,329	0.2
		Other	114,360,568	5.1
			124,396,447	5.5
HOUSEHOLD & PERSONAL PRODUCTS			12,790,914	0.6
INSURANCE
209,902		Conseco, Inc	4,422,635	0.2
55,018		Primerica, Inc	4,610,508	0.2
		Other	44,578,604	2.0
			53,611,747	2.4
MATERIALS
214,387		Chemours Co	8,637,652	0.4
193,781		Olin Corp	6,226,184	0.3
		Other	98,956,825	4.3
			113,820,661	5.0
				% of net
Shares		Company	Value	assets
MEDIA			$35,283,534	1.6%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
265,799	*	Exelixis, Inc	5,953,897	0.3
33,410	*	TESARO, Inc	4,930,982	0.2
		Other	155,806,069	6.9
			166,690,948	7.4
REAL ESTATE
87,486		DuPont Fabros Technology, Inc	4,509,903	0.2
142,725		Geo Group, Inc	4,755,597	0.2
165,040		Gramercy Property Trust	4,586,462	0.2
133,948		Healthcare Realty Trust, Inc	4,393,495	0.2
143,644		Hudson Pacific Properties	4,935,608	0.2
345,417		Medical Properties Trust, Inc	4,514,600	0.2
		Other	148,739,992	6.6
			176,435,657	7.8
RETAILING			69,231,276	3.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
880,030	*	Advanced Micro Devices, Inc	11,704,399	0.5
75,449	*	Cavium, Inc	5,194,663	0.2
73,319	*	Cirrus Logic, Inc	4,718,078	0.2
133,334	*	Microsemi Corp	6,258,698	0.3
62,451		MKS Instruments, Inc	4,886,791	0.2
		Other	55,880,714	2.5
			88,643,343	3.9
SOFTWARE & SERVICES
91,401	*	Aspen Technology, Inc	5,620,248	0.3
55,257		Blackbaud, Inc	4,443,215	0.2
36,309		Fair Isaac Corp	4,919,143	0.2
55,200		j2 Global, Inc	4,981,248	0.2
60,879		LogMeIn, Inc	6,879,327	0.3
75,159		MAXIMUS, Inc	4,583,948	0.2
114,092	*	Take-Two Interactive Software, Inc	7,170,682	0.3
		Other	140,632,193	6.2
			179,230,004	7.9
TECHNOLOGY HARDWARE & EQUIPMENT
28,325	*	Coherent, Inc	6,106,870	0.3
		Other	115,477,471	5.1
			121,584,341	5.4
TELECOMMUNICATION SERVICES			17,745,747	0.8
TRANSPORTATION
114,579	*	XPO Logistics, Inc	5,659,057	0.3
		Other	28,955,154	1.2
			34,614,211	1.5
UTILITIES
59,259		Idacorp, Inc	5,008,571	0.2
104,949		Portland General Electric Co	4,758,388	0.2
55,552		Southwest Gas Corp	4,653,035	0.2
59,113		WGL Holdings, Inc	4,874,458	0.2
		Other	63,382,842	2.9
			82,677,294	3.7
	TOTAL COMMON STOCKS (Cost $1,656,564,947)		2,244,741,617	99.4

32	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Small-Cap Blend Index Fund ■ April 30, 2017

				% of net
Shares		Company	Value	assets
RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			$10,998	0.0%
	TOTAL RIGHTS / WARRANTS (Cost $436)		10,998	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$9,150,000	d	Federal Home Loan Bank (FHLB) 0.680%, 05/01/17	9,150,000	0.4
			9,150,000	0.4

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
156,886,356	c	State Street Navigator Securities Lending Government Money Market Portfolio	156,886,356	6.9
			156,886,356	6.9
	TOTAL SHORT-TERM INVESTMENTS (Cost $165,472,183)		166,036,356	7.3
	TOTAL PORTFOLIO (Cost $1,822,037,566)		2,410,788,971	106.7
	OTHER ASSETS & LIABILITIES, NET		(151,815,453)	(6.7)
	NET ASSETS		$2,258,973,518	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $150,456,896.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	33

Summary portfolio of investments (unaudited)

Emerging Markets Equity Index Fund ■ April 30, 2017

				% of net
Shares		Company	Value	assets
COMMON STOCKS
BRAZIL
2,092,551		AMBEV S.A.	$12,038,242	0.6%
1,220,135		Banco Bradesco S.A. (Preference)	12,843,122	0.7
1,417,486		Banco Itau Holding Financeira S.A.	17,532,963	0.9
1,734,446	*	Petroleo Brasileiro S.A. (Preference)	7,633,846	0.4
839,673		Vale S.A. (Preference)	6,946,901	0.4
		Other	82,277,750	4.2
			139,272,824	7.2
CHILE			22,386,881	1.2
CHINA
487,602	*	Alibaba Group Holding Ltd (ADR)	56,318,031	2.9
119,945	*	Baidu, Inc (ADR)	21,617,687	1.1
35,366,000		Bank of China Ltd	17,106,980	0.9
36,309,350		China Construction Bank	29,470,966	1.5
3,333,000		China Life Insurance Co Ltd	10,139,863	0.5
2,637,500		China Mobile Hong Kong Ltd	28,080,459	1.5
8,142,000		CNOOC Ltd	9,498,432	0.5
165,604	*	Ctrip.com International Ltd (ADR)	8,364,658	0.4
32,673,000		Industrial & Commercial Bank of China	21,298,406	1.1
297,532	*	JD.com, Inc (ADR)	10,434,447	0.5
35,083		Netease.com (ADR)	9,310,677	0.5
2,334,500		Ping An Insurance Group Co of China Ltd	13,125,148	0.7
2,458,000		Tencent Holdings Ltd	77,017,301	4.0
		Other	193,185,305	10.0
			504,968,360	26.1
COLOMBIA			8,166,567	0.4
CZECH REPUBLIC			3,177,260	0.2
EGYPT			2,500,138	0.1
GREECE			6,487,606	0.3
HONG KONG			9,037,368	0.5
HUNGARY			5,784,156	0.3
INDIA
654,567		Housing Development Finance Corp	15,627,772	0.8
813,423		Infosys Technologies Ltd	11,622,857	0.6
1,508,540		ITC Ltd	6,513,611	0.3
591,303	*	Reliance Industries Ltd	12,814,521	0.7
209,713		Tata Consultancy Services Ltd	7,404,849	0.4
		Other	114,696,742	5.9
			168,680,352	8.7
INDONESIA
5,364,400		PT Bank Central Asia Tbk	7,134,335	0.4
21,691,100		PT Telekomunikasi Indonesia Persero Tbk	7,155,597	0.4
		Other	33,959,292	1.7
			48,249,224	2.5
			% of net
Shares	Company	Value	assets
KOREA, REPUBLIC OF
255,825	Hynix Semiconductor, Inc	$12,119,290	0.6%
67,686	Hyundai Motor Co	8,560,716	0.4
173,230	KB Financial Group, Inc	7,614,742	0.4
12,354	Naver Corp	8,682,685	0.5
32,269	POSCO	7,618,160	0.4
42,574	Samsung Electronics Co Ltd	83,463,231	4.3
7,735	Samsung Electronics Co Ltd (Preference)	11,911,312	0.6
186,618	Shinhan Financial Group Co Ltd	7,791,563	0.4
	Other	139,736,150	7.2
		287,497,849	14.8
MALAYSIA		47,364,554	2.4
MEXICO
14,572,470	America Movil S.A. de C.V. (Series L)	11,201,107	0.6
800,337	Fomento Economico Mexicano S.A. de C.V.	7,202,300	0.4
1,071,987	Grupo Financiero Banorte S.A. de C.V.	6,204,060	0.3
	Other	45,457,177	2.3
		70,064,644	3.6
PERU		7,063,241	0.4
PHILIPPINES		22,709,587	1.2
POLAND		25,207,861	1.3
QATAR		14,623,201	0.7
ROMANIA		1,076,180	0.1
RUSSIA
2,436,647	Gazprom OAO (ADR)	11,568,101	0.6
192,706	LUKOIL PJSC (ADR)	9,565,278	0.5
1,190,439	Sberbank of Russian Federation (ADR)	14,192,196	0.7
	Other	35,800,485	1.9
		71,126,060	3.7
SOUTH AFRICA
732,130	MTN Group Ltd	6,923,988	0.4
191,643	Naspers Ltd (N Shares)	36,441,199	1.8
249,215	Sasol Ltd	7,637,157	0.4
555,642	Standard Bank Group Ltd	6,170,173	0.3
1,309,381	Steinhoff International Holdings NV	6,660,945	0.3
	Other	66,785,794	3.5
		130,619,256	6.7
TAIWAN
6,810,141	Hon Hai Precision Industry Co, Ltd	22,290,690	1.2
43,000	Largan Precision Co Ltd	7,140,987	0.4
10,662,000	Taiwan Semiconductor Manufacturing Co Ltd	68,683,481	3.5
	Other	136,525,534	7.0
		234,640,692	12.1
THAILAND		41,955,041	2.2
TURKEY		20,860,746	1.1
UNITED ARAB EMIRATES		14,215,458	0.7

34	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded
Emerging Markets Equity Index Fund ■ April 30, 2017

			% of net
Shares	Company	Value	assets
UNITED STATES
322,667	iShares Core MSCI Emerging Markets ETF	$15,713,883	0.7%
177,746	* Yum China Holdings, Inc	6,064,693	0.2
	Other	183,595	0.2
		21,962,171	1.1
	TOTAL COMMON STOCKS (Cost $1,773,464,012)	1,929,697,277	99.6

PREFERRED STOCKS
BRAZIL		5,211,973	0.3
INDIA		124,627	0.0
PHILIPPINES		616	0.0
	TOTAL PREFERRED STOCKS (Cost $4,937,725)	5,337,216	0.3
RIGHTS / WARRANTS
INDIA		690,241	0.0
QATAR		17,491	0.0
	TOTAL RIGHTS / WARRANTS (Cost $711,957)	707,732	0.0
				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
17,428,285	c	State Street Navigator Securities Lending Government Money Market Portfolio	$17,428,285	0.9%
			17,428,285	0.9
	TOTAL SHORT-TERM INVESTMENTS (Cost $17,428,285)		17,428,285	0.9
	TOTAL PORTFOLIO (Cost $1,796,541,979)		1,953,170,510	100.8
	OTHER ASSETS & LIABILITIES, NET		(15,648,084)	(0.8)
	NET ASSETS		$1,937,522,426	100.0%

Abbreviation(s):

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/17, the aggregate value of securities on loan is $16,036,835.

At 4/30/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $5,602,299 or 0.3% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

Emerging Markets Equity Index Fund ■ April 30, 2017

		% of net
Sector	Value	assets

INFORMATION TECHNOLOGY	$485,713,880	25.1%
FINANCIALS	461,876,883	23.8
CONSUMER DISCRETIONARY	201,665,329	10.4
ENERGY	143,497,027	7.4
CONSUMER STAPLES	132,770,452	6.9
MATERIALS	132,645,922	6.9
INDUSTRIALS	109,070,557	5.6
TELECOMMUNICATION SERVICES	107,420,144	5.5
UTILITIES	68,431,073	3.5
REAL ESTATE	47,817,822	2.5
HEALTH CARE	44,833,136	2.3
SHORT-TERM INVESTMENTS	17,428,285	0.9
OTHER ASSETS & LIABILITIES, NET	(15,648,084)	(0.8)
NET ASSETS	$1,937,522,426	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	35

Summary portfolio of investments (unaudited)

International Equity Index Fund ■ April 30, 2017

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUSTRALIA
2,098,794		Australia & New Zealand Banking Group Ltd	$51,376,333	0.5%
2,304,076		BHP Billiton Ltd	41,021,616	0.4
1,232,403		Commonwealth Bank of Australia	80,493,055	0.8
1,903,734		National Australia Bank Ltd	48,320,836	0.5
2,403,137		Westpac Banking Corp	62,997,653	0.7
		Other	427,558,843	4.4
			711,768,336	7.3
AUSTRIA			21,092,549	0.2
BELGIUM
543,676	e	Anheuser-Busch InBev S.A.	61,310,519	0.7
		Other	50,165,363	0.5
			111,475,882	1.2
CANADA			2	0.0
CHILE			3,089,551	0.0
CHINA			1,038,486	0.0
DENMARK
1,376,589		Novo Nordisk AS	53,600,046	0.6
		Other	111,579,261	1.1
			165,179,307	1.7
FINLAND			94,000,991	1.0
FRANCE
1,397,729		e AXA S.A.	37,291,586	0.4
763,176		BNP Paribas	53,862,812	0.6
182,416	e	L’Oreal S.A.	36,328,068	0.4
200,369	e	LVMH Moet Hennessy Louis Vuitton S.A.	49,464,843	0.5
833,044	e	Sanofi-Aventis	78,717,478	0.8
1,632,242		Total S.A.	83,788,198	0.9
		Other	635,702,451	6.5
			975,155,436	10.1
GERMANY
329,644		Allianz AG.	62,756,833	0.7
660,704		BASF SE	64,365,078	0.7
593,357		Bayer AG.	73,417,878	0.8
691,606		Daimler AG. (Registered)	51,534,525	0.5
2,328,864		Deutsche Telekom AG.	40,850,123	0.4
704,324		SAP AG.	70,549,287	0.7
550,847		Siemens AG.	79,015,074	0.8
		Other	470,280,450	4.8
			912,769,248	9.4
HONG KONG
8,643,800		AIA Group Ltd	59,827,501	0.6
		Other	274,583,610	2.8
			334,411,111	3.4
				% of net
Shares		Company	Value	assets
IRELAND			$55,083,032	0.6%
ISRAEL			53,997,283	0.6
ITALY			182,607,272	1.9
JAPAN
9,187,680		Mitsubishi UFJ Financial Group, Inc	58,218,589	0.6
593,800		Softbank Corp	45,041,314	0.5
969,500		Sumitomo Mitsui Financial Group, Inc	35,998,129	0.4
1,872,100		Toyota Motor Corp	101,319,464	1.1
		Other	1,972,534,914	20.2
			2,213,112,410	22.8
JERSEY, C.I.			5,830,052	0.1
JORDAN			2,514,316	0.0
LUXEMBOURG			30,383,116	0.3
MACAU			4,041,259	0.0
MEXICO			2,983,827	0.0
NETHERLANDS
2,792,455		ING Groep NV	45,515,692	0.5
3,139,225		Royal Dutch Shell plc (A Shares)	81,520,715	0.8
2,691,386		Royal Dutch Shell plc (B Shares)	71,609,597	0.7
		Other	208,400,720	2.2
			407,046,724	4.2
NEW ZEALAND			15,812,479	0.2
NORWAY			57,938,419	0.6
PORTUGAL			14,251,781	0.1
SINGAPORE			121,103,591	1.2
SOUTH AFRICA			13,141,957	0.1
SPAIN
4,801,130		Banco Bilbao Vizcaya Argentaria S.A.	38,464,824	0.4
10,504,542	e	Banco Santander S.A.	68,457,278	0.7
3,238,541		Telefonica S.A.	35,818,090	0.4
		Other	181,355,113	1.8
			324,095,305	3.3
SWEDEN			277,392,745	2.9
SWITZERLAND
2,239,728		Nestle S.A.	172,504,884	1.7
1,598,497		Novartis AG.	123,060,396	1.3
503,315		Roche Holding AG.	131,699,560	1.4
2,623,042		UBS AG.	44,777,520	0.5
		Other	423,599,250	4.3
			895,641,610	9.2

36	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

International Equity Index Fund ■ April 30, 2017

				% of net
Shares		Company	Value	assets
UNITED KINGDOM
907,309		AstraZeneca plc	$54,338,150	0.6%
13,597,217		BP plc	77,838,741	0.8
1,337,099		British American Tobacco plc	90,338,795	0.9
1,798,395		Diageo plc	52,346,159	0.5
3,494,224		GlaxoSmithKline plc	70,331,195	0.7
14,246,136		HSBC Holdings plc	117,478,155	1.3
46,049,269		Lloyds TSB Group plc	41,376,421	0.4
1,856,390		Prudential plc	41,200,414	0.4
455,865		Reckitt Benckiser Group plc	42,002,235	0.4
648,728		Shire Ltd	38,248,154	0.4
1,167,323		Unilever NV	61,150,728	0.6
919,336		Unilever plc	47,298,270	0.5
19,231,964		Vodafone Group plc	49,534,609	0.5
		Other	765,885,431	8.0
			1,549,367,457	16.0
UNITED STATES
796,456	d	iShares MSCI EAFE Index Fund	50,813,893	0.6
		Other	22,078,923	0.2
			72,892,816	0.8
	TOTAL COMMON STOCKS (Cost $8,597,883,186)		9,629,218,350	99.2
RIGHTS / WARRANTS
AUSTRALIA			10,316	0.0
UNITED KINGDOM			351,472	0.0
	TOTAL RIGHTS / WARRANTS (Cost $419,640)		361,788	0.0
				% of net
Principal		Issuer	Value	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			$26,550,000	0.3%

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
446,560,345	c	State Street Navigator Securities Lending Government Money Market Portfolio	446,560,345	4.6
			446,560,345	4.6
	TOTAL SHORT-TERM INVESTMENTS (Cost $473,110,345)		473,110,345	4.9
	TOTAL PORTFOLIO (Cost $9,071,413,171)		10,102,690,483	104.1
	OTHER ASSETS & LIABILITIES, NET		(400,261,989)	(4.1)
	NET ASSETS		$9,702,428,494	100.0%

c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $425,594,973.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $51,790,176 or 0.5% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

International Equity Index Fund ■ April 30, 2017

		% of net
Sector	Value	assets

FINANCIALS	$2,098,025,626	21.6%
INDUSTRIALS	1,360,897,316	14.0
CONSUMER DISCRETIONARY	1,212,650,024	12.5
CONSUMER STAPLES	1,086,667,228	11.2
HEALTH CARE	1,030,630,985	10.6
MATERIALS	748,545,397	7.7
INFORMATION TECHNOLOGY	546,978,333	5.6
ENERGY	462,849,674	4.8
TELECOMMUNICATION SERVICES	407,716,503	4.2
REAL ESTATE	355,413,803	3.7
UTILITIES	319,205,249	3.3
SHORT-TERM INVESTMENTS	473,110,345	4.9
OTHER ASSETS & LIABILITIES, NET	(400,261,989)	(4.1)
NET ASSETS	$9,702,428,494	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	37

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  April 30, 2017

	Equity Index Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund	Emerging Markets Equity Index Fund	International Equity Index Fund

ASSETS
Portfolio investments, at value*†	$13,814,681,796	$4,573,121,078	$6,394,954,775	$4,072,383,711	$2,410,788,971	$1,953,170,510	$10,102,690,483
Cash	2,056,991	27,571	9,725	37,710	3,401,545	—	52,471
Cash – foreign^	—	—	—	—	—	1,202,249	2,274,265
Receivable from securities transactions	1,292,306	505,978	15,839,644	—	903,854	15,001,128	3,958,403
Receivable from Fund shares sold	13,676,028	6,856,460	4,231,883	7,067,789	2,283,182	1,466,069	9,904,181
Dividends and interest receivable	12,224,578	2,960,112	7,562,611	3,966,483	1,073,940	1,567,267	47,576,054
Other	422,577	120,012	146,184	151,445	101,126	40,503	309,017
Total assets	13,844,354,276	4,583,591,211	6,422,744,822	4,083,607,138	2,418,552,618	1,972,447,726	10,166,764,874

LIABILITIES
Management fees payable	74,906	24,708	35,082	22,301	12,507	37,453	53,176
Service agreement fees payable	18,357	19,632	30,662	34,175	18,030	6,561	28,253
Distribution fees payable	187,401	—	—	—	—	5,007	32,117
Due to affiliates	112,397	40,473	50,886	41,929	33,832	39,565	77,453
Overdraft payable	—	—	—	—	—	7,877,584	—
Payable for collateral for securities loaned	177,450,223	47,618,480	25,877,145	8,512,000	156,886,356	17,428,285	446,560,345
Payable for securities transactions	15,798,165	5,396,800	25,711,586	2,219,984	1,462,542	5,607,258	7,179,928
Payable for Fund shares redeemed	1,741,414	1,514,684	1,470,140	250,807	852,313	2,522,706	9,671,464
Payable for variation margin on open futures contracts	26,040	39,246	3,875	6,476	130,299	—	35,085
Payable for trustee compensation	531,972	153,145	196,429	184,786	119,939	55,305	381,890
Accrued expenses and other payables	204,253	92,801	145,869	84,697	63,282	1,345,576	316,669
Total liabilities	196,145,128	54,899,969	53,521,674	11,357,155	159,579,100	34,925,300	464,336,380
NET ASSETS	$13,648,209,148	$4,528,691,242	$6,369,223,148	$4,072,249,983	$2,258,973,518	$1,937,522,426	$9,702,428,494

NET ASSETS CONSIST OF:
Paid-in-capital	$8,801,802,810	$3,307,964,055	$5,521,255,241	$2,790,323,363	$1,652,001,084	$1,842,393,764	$8,739,010,670
Undistributed net investment income (loss)	67,832,635	17,725,961	39,943,649	21,980,321	5,072,699	7,177,409	71,735,274
Accumulated net realized gain (loss) on total investments	(56,562,473)	(18,859,875)	(93,880,885)	(59,839,329)	13,153,492	(67,513,877)	(139,603,965)
Net unrealized appreciation (depreciation) on total investments	4,835,136,176	1,221,861,101	901,905,143	1,319,785,628	588,746,243	155,465,130	1,031,286,515
NET ASSETS	$13,648,209,148	$4,528,691,242	$6,369,223,148	$4,072,249,983	$2,258,973,518	$1,937,522,426	$9,702,428,494

INSTITUTIONAL CLASS:
Net assets	$12,173,795,037	$3,964,611,544	$5,479,675,740	$3,083,957,860	$1,739,684,706	$1,709,630,229	$8,606,041,241
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	686,697,500	157,609,062	295,014,453	115,842,560	85,447,131	167,696,753	469,909,675
Net asset value per share	$17.73	$25.15	$18.57	$26.62	$20.36	$10.19	$18.31

ADVISOR CLASS:
Net assets	$5,886,357	$8,503,992	$1,236,943	$9,102,893	$2,573,915	$765,237	$7,961,025
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	332,088	338,204	66,626	342,083	126,432	75,070	434,904
Net asset value per share	$17.73	$25.14	$18.57	$26.61	$20.36	$10.19	$18.31

PREMIER CLASS:
Net assets	$86,400,679	$—	$—	$—	$—	$25,677,385	$271,499,505
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,885,318	—	—	—	—	2,524,437	14,856,738
Net asset value per share	$17.69	$—	$—	$—	$—	$10.17	$18.27

RETIREMENT CLASS:
Net assets	$512,218,748	$555,575,706	$888,310,465	$979,189,230	$516,714,897	$190,841,270	$816,926,723
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	28,482,365	21,934,406	47,083,254	37,004,461	25,282,811	18,787,059	43,666,464
Net asset value per share	$17.98	$25.33	$18.87	$26.46	$20.44	$10.16	$18.71

RETAIL CLASS:
Net assets	$869,908,327	$—	$—	$—	$—	$10,608,305	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	48,219,858	—	—	—	—	1,043,414	—
Net asset value per share	$18.04	$—	$—	$—	$—	$10.17	$—
* Includes securities loaned of	$170,732,601	$46,060,130	$25,010,375	$8,261,488	$150,456,896	$16,036,835	$425,594,973
† Portfolio investments, cost	$8,979,576,959	$3,351,276,547	$5,493,045,757	$2,752,591,840	$1,822,037,566	$1,796,541,979	$9,071,413,171
^ Foreign cash, cost	$—	$—	$—	$—	$—	$1,198,560	$2,271,421

38	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	39

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended April 30, 2017

	Equity Index Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund	Emerging Markets Equity Index Fund	International Equity Index Fund

INVESTMENT INCOME
Dividends*	$120,657,319	$31,102,231	$69,083,357	$38,697,459	$12,930,280	$13,956,094	$125,898,165
Income from securities lending	1,621,009	234,567	99,314	36,609	2,175,736	254,022	1,654,689
Interest	73,200	45,669	55,163	45,127	25,213	10,815	70,136
Total income	122,351,528	31,382,467	69,237,834	38,779,195	15,131,229	14,220,931	127,622,990

EXPENSES
Management fees	2,494,058	791,016	1,155,781	759,110	419,683	1,234,829	1,698,437
Shareholder servicing – Institutional Class	9,343	7,595	5,882	2,209	2,509	3,470	14,490
Shareholder servicing – Advisor Class	944	2,461	181	903	219	154	2,248
Shareholder servicing – Premier Class	92	—	—	—	—	12	325
Shareholder servicing – Retirement Class	597,514	576,938	1,023,454	1,134,699	604,469	194,957	896,486
Shareholder servicing – Retail Class	130,498	—	—	—	—	6,999	—
Distribution fees – Premier Class	61,193	—	—	—	—	14,312	191,528
Distribution fees – Retail Class	1,031,452	—	—	—	—	11,719	—
Administrative service fees	142,399	50,351	65,625	52,389	42,266	49,150	98,411
Trustee fees and expenses	84,198	25,987	38,892	25,977	14,804	11,640	55,476
Custody and accounting fees	58,937	39,799	53,099	31,596	33,060	401,476	326,902
Other expenses	371,801	257,910	336,400	216,283	128,910	248,075	424,914
Total expenses	4,982,429	1,752,057	2,679,314	2,223,166	1,245,920	2,176,793	3,709,217
Net investment income (loss)	117,369,099	29,630,410	66,558,520	36,556,029	13,885,309	12,044,138	123,913,773

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments‡	12,727,676	6,319,248	2,710,791	(7,292,266)	28,965,759	(2,079,504)	(17,982,619)
Futures contracts	1,361,079	1,542,825	1,792,112	1,767,522	945,019	—	644,279
Foreign currency transactions	—	—	—	—	—	453,076	(2,621,260)
Net realized gain (loss) on total investments	14,088,755	7,862,073	4,502,903	(5,524,744)	29,910,778	(1,626,428)	(19,959,600)
Change in unrealized appreciation (depreciation) on:
Portfolio investments**	1,451,400,806	523,931,604	517,833,345	430,891,199	286,309,204	157,307,923	874,528,769
Futures contracts	80,780	46,533	60,525	49,607	(5,162)	—	(52,923)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	—	—	—	(15,414)	820,475
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	1,451,481,586	523,978,137	517,893,870	430,940,806	286,304,042	157,292,509	875,296,321
Net realized and unrealized gain (loss) on total investments	1,465,570,341	531,840,210	522,396,773	425,416,062	316,214,820	155,666,081	855,336,721
Net increase (decrease) in net assets from operations	$1,582,939,440	$561,470,620	$588,955,293	$461,972,091	$330,100,129	$167,710,219	$979,250,494
* Net of foreign withholding taxes of	$23,954	$—	$22,291	$—	$1,901	$2,063,625	$11,656,883
** Includes net change in unrealized foreign capital gains taxes of	$—	$—	$—	$—	$—	$(393,680)	$—
‡ Includes net realized gain(loss) from securities sold to affiliates of	$(605,967)	$(99,609)	$—	$(1,539,354)	$(551)	$(299,531)	$(1,099,020)

40	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	41

Statements of changes in net assets (unaudited)

TIAA-CREF Funds  ■  For the period or year ended

		Equity Index Fund		Large-Cap Growth Index Fund		Large-Cap Value Index Fund		S&P 500 Index Fund		Small-Cap Blend Index Fund		Emerging Markets Equity Index Fund
		April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
		2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$117,369,099	$217,731,732	$29,630,410	$45,452,940	$66,558,520	$104,265,924	$36,556,029	$65,066,666	$13,885,309	$29,824,660	$12,044,138	$30,860,518
Net realized gain (loss) on total investments		14,088,755	51,791,476	7,862,073	(10,985,883)	4,502,903	35,052,294	(5,524,744)	7,914,332	29,910,778	48,385,674	(1,626,428)	(29,175,814)
Net change in unrealized appreciation (depreciation) on total investments		1,451,481,586	195,860,687	523,978,137	19,598,897	517,893,870	136,617,595	430,940,806	61,445,138	286,304,042	(3,590,179)	157,292,509	145,121,099
Net increase (decrease) in net assets from operations		1,582,939,440	465,383,895	561,470,620	54,065,954	588,955,293	275,935,813	461,972,091	134,426,136	330,100,129	74,620,155	167,710,219	146,805,803

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(205,509,687)	(173,624,070)	(42,391,726)	(35,569,469)	(98,648,534)	(72,142,155)	(53,066,810)	(43,722,807)	(24,416,875)	(21,514,684)	(27,179,138)	(24,414,359)
	Advisor Class†	(7,822)	(194)	(53,809)	(140)	(4,186)	(238)	(9,024)	(193)	(2,295)	(161)	(3,425)	(226)
	Premier Class	(1,414,691)	(937,442)	—	—	—	—	—	—	—	—	(294,852)	(211,337)
	Retirement Class	(7,735,619)	(6,746,243)	(4,486,701)	(4,244,624)	(14,286,394)	(9,657,994)	(15,020,296)	(12,371,696)	(6,337,158)	(5,799,966)	(2,291,496)	(1,805,790)
	Retail Class	(13,242,539)	(12,319,157)	—	—	—	—	—	—	—	—	(137,213)	(147,815)
From realized gains:	Institutional Class	(49,435,514)	(106,250,473)	—	(31,605,119)	(47,307,089)	(117,250,174)	(12,088,672)	(13,853,739)	(37,350,848)	(57,273,346)	—	—
	Advisor Class†	(1,888)	(120)	—	(125)	(2,026)	(388)	(2,085)	(62)	(3,534)	(430)	—	—
	Premier Class	(363,393)	(647,646)	—	—	—	—	—	—	—	—	—	—
	Retirement Class	(2,104,736)	(4,694,899)	—	(4,540,312)	(7,541,570)	(17,445,954)	(3,850,229)	(4,474,823)	(11,244,413)	(18,481,264)	—	—
	Retail Class	(3,709,399)	(8,823,828)	—	—	—	—	—	—	—	—	—	—
Total distributions		(283,525,288)	(314,044,072)	(46,932,236)	(75,959,789)	(167,789,799)	(216,496,903)	(84,037,116)	(74,423,320)	(79,355,123)	(103,069,851)	(29,906,124)	(26,579,527)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,455,652,144	1,890,574,776	789,071,663	1,064,376,178	1,361,516,937	1,535,541,867	401,793,991	472,290,248	204,699,678	195,087,919	335,698,145	466,475,084
	Advisor Class†	5,764,207	116,496	5,047,952	2,933,243	1,358,757	132,395	9,089,287	479,562	2,555,809	100,000	516,196	175,959
	Premier Class	21,536,004	23,581,570	—	—	—	—	—	—	—	—	7,130,827	7,506,279
	Retirement Class	53,739,495	74,040,184	133,873,721	96,536,164	172,711,199	246,193,166	149,761,852	158,279,411	60,749,807	36,259,350	40,486,910	50,136,247
	Retail Class	53,771,270	76,039,554	—	—	—	—	—	—	—	—	2,466,728	2,274,197
Reinvestments of distributions:	Institutional Class	254,236,324	278,744,081	37,924,441	58,795,458	120,431,307	161,779,700	64,265,599	56,733,863	60,604,504	75,880,718	26,539,877	24,330,018
	Advisor Class†	11,551	—	52,434	—	2,633	—	8,512	—	1,098	—	1,377	—
	Premier Class	1,739,046	1,512,695	—	—	—	—	—	—	—	—	292,561	211,337
	Retirement Class	9,840,355	11,441,142	4,486,701	8,784,936	21,827,964	27,103,948	18,870,525	16,846,519	17,581,571	24,281,230	2,291,496	1,805,790
	Retail Class	16,240,100	20,317,504	—	—	—	—	—	—	—	—	132,490	139,138
Redemptions:	Institutional Class	(700,132,703)	(1,057,162,367)	(360,977,299)	(530,849,968)	(497,382,192)	(575,154,884)	(196,535,858)	(235,489,114)	(82,509,737)	(184,417,815)	(252,587,595)	(173,711,998)
	Advisor Class†	(236,174)	—	(175,526)	(10,677)	(286,154)	(3)	(680,273)	(528)	(133,143)	(20)	(9,896)	—
	Premier Class	(16,136,620)	(50,718,194)	—	—	—	—	—	—	—	—	(717,522)	(1,217,280)
	Retirement Class	(32,893,505)	(51,764,768)	(39,598,068)	(72,260,959)	(52,649,778)	(41,362,231)	(67,651,797)	(116,755,976)	(32,072,790)	(66,785,725)	(4,830,919)	(6,093,396)
	Retail Class	(51,018,927)	(81,184,629)	—	—	—	—	—	—	—	—	(1,800,358)	(1,752,101)
Net increase (decrease) from shareholder transactions		1,072,112,567	1,135,538,044	569,706,019	628,304,375	1,127,530,673	1,354,233,958	378,921,838	352,383,985	231,476,797	80,405,657	155,610,317	370,279,274
Net increase (decrease) in net assets		2,371,526,719	1,286,877,867	1,084,244,403	606,410,540	1,548,696,167	1,413,672,868	756,856,813	412,386,801	482,221,803	51,955,961	293,414,412	490,505,550
NET ASSETS
Beginning of period		11,276,682,429	9,989,804,562	3,444,446,839	2,838,036,299	4,820,526,981	3,406,854,113	3,315,393,170	2,903,006,369	1,776,751,715	1,724,795,754	1,644,108,014	1,153,602,464
End of period		$13,648,209,148	$11,276,682,429	$4,528,691,242	$3,444,446,839	$6,369,223,148	$4,820,526,981	$4,072,249,983	$3,315,393,170	$2,258,973,518	$1,776,751,715	$1,937,522,426	$1,644,108,014
Undistributed net investment income (loss) included in net assets		$67,832,635	$178,373,894	$17,725,961	$35,027,787	$39,943,649	$86,324,243	$21,980,321	$53,520,422	$5,072,699	$21,943,718	$7,177,409	$25,039,395

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	85,251,768	123,200,687	33,470,295	48,620,315	74,516,770	94,054,573	15,777,704	20,389,801	10,312,021	11,358,910	35,780,088	54,238,487
	Advisor Class†	337,172	7,702	213,524	130,121	73,846	8,223	347,977	20,074	127,081	5,995	55,597	20,315
	Premier Class	1,264,500	1,529,136	—	—	—	—	—	—	—	—	729,907	876,451
	Retirement Class	3,119,546	4,699,611	5,581,533	4,418,520	9,293,265	14,547,390	5,940,166	6,861,909	3,038,925	2,062,752	4,245,209	5,759,588
	Retail Class	3,103,028	4,862,772	—	—	—	—	—	—	—	—	263,636	263,574
Shares reinvested:	Institutional Class	15,169,231	18,795,960	1,663,353	2,786,514	6,620,742	10,410,534	2,564,469	2,536,158	3,019,657	4,573,883	2,913,268	3,068,098
	Advisor Class†	689	—	2,300	—	145	—	340	—	55	—	151	—
	Premier Class	103,948	102,140	—	—	—	—	—	—	—	—	32,149	26,684
	Retirement Class	578,164	759,704	195,244	413,020	1,179,890	1,714,355	756,940	756,807	872,102	1,455,710	252,090	228,292
	Retail Class	950,825	1,344,640	—	—	—	—	—	—	—	—	14,559	17,568
Shares redeemed:	Institutional Class	(41,168,977)	(68,184,851)	(15,138,191)	(24,913,822)	(27,079,430)	(34,878,642)	(7,528,946)	(10,289,936)	(4,210,571)	(10,650,323)	(26,056,273)	(19,918,334)
	Advisor Class†	(13,475)	—	(7,260)	(481)	(15,588)	—	(26,286)	(22)	(6,699)	—	(993)	—
	Premier Class	(940,055)	(3,190,620)	—	—	—	—	—	—	—	—	(77,658)	(143,356)
	Retirement Class	(1,905,199)	(3,402,586)	(1,665,181)	(3,321,786)	(2,816,013)	(2,480,767)	(2,648,832)	(5,144,356)	(1,621,966)	(3,913,751)	(520,989)	(725,859)
	Retail Class	(2,946,013)	(5,203,074)	—	—	—	—	—	—	—	—	(196,798)	(201,627)
Net increase (decrease) from shareholder transactions		62,905,152	75,321,221	24,315,617	28,132,401	61,773,627	83,375,666	15,183,532	15,130,435	11,530,605	4,893,176	17,433,943	43,509,881

† Advisor Class commenced operations on December 4, 2015.

42	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	43

Statements of changes in net assets (unaudited)	concluded

TIAA-CREF Funds  ■  For the period or year ended

		International Equity Index Fund
		April 30, 2017	October 31, 2016
		(unaudited )
OPERATIONS
Net investment income (loss)		$123,913,773	$217,912,829
Net realized gain (loss) on total investments		(19,959,600)	(74,621,450)
Net change in unrealized appreciation (depreciation) on total investments		875,296,321	(278,124,979)
Net increase (decrease) in net assets from operations		979,250,494	(134,833,600)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(206,166,893)	(163,179,996)
	Advisor Class†	(108,557)	(289)
	Premier Class	(6,888,928)	(6,734,359)
	Retirement Class	(17,519,643)	(17,160,264)
	Retail Class	—	—
From realized gains:	Institutional Class	—	—
	Advisor Class†	—	—
	Premier Class	—	—
	Retirement Class	—	—
	Retail Class	—	—
Total distributions		(230,684,021)	(187,074,908)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,495,331,409	1,905,264,517
	Advisor Class†	4,055,928	4,518,401
	Premier Class	38,418,402	61,170,367
	Retirement Class	93,999,259	85,149,912
	Retail Class	—	—
Reinvestments of distributions:	Institutional Class	201,701,308	158,959,527
	Advisor Class†	105,644	—
	Premier Class	6,880,494	6,718,085
	Retirement Class	17,519,643	17,160,264
	Retail Class	—	—
Redemptions:	Institutional Class	(409,808,851)	(683,392,389)
	Advisor Class†	(777,653)	(267,543)
	Premier Class	(38,085,673)	(55,951,004)
	Retirement Class	(25,005,278)	(73,221,046)
	Retail Class	—	—
Net increase (decrease) from shareholder transactions		1,384,334,632	1,426,109,091
Net increase (decrease) in net assets		2,132,901,105	1,104,200,583
NET ASSETS
Beginning of period		7,569,527,389	6,465,326,806
End of period		$9,702,428,494	$7,569,527,389
Undistributed net investment income (loss) included in net assets		$71,735,274	$178,505,522

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	87,624,553	115,011,799
	Advisor Class†	230,982	259,162
	Premier Class	2,230,075	3,718,343
	Retirement Class	5,333,376	5,006,403
	Retail Class	—	—
Shares reinvested:	Institutional Class	12,114,192	9,628,076
	Advisor Class†	6,345	—
	Premier Class	413,740	407,404
	Retirement Class	1,028,752	1,016,603
	Retail Class	—	—
Shares redeemed:	Institutional Class	(23,890,137)	(41,237,770)
	Advisor Class†	(45,721)	(15,864)
	Premier Class	(2,175,582)	(3,343,770)
	Retirement Class	(1,431,937)	(4,313,428)
	Retail Class	—	—
Net increase (decrease) from shareholder transactions		81,438,638	86,136,958

† Advisor Class commenced operations on December 4, 2015.

44	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

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TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	45

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized &	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
EQUITY INDEX FUND
Institutional Class:	4/30/17	#	$ 15.95	$ 0.16		$ 2.03	$ 2.19	$ (0.33)	$ (0.08)	$ (0.41)	$ 17.73
	10/31/16		15.82	0.33		0.30	0.63	(0.31)	(0.19)	(0.50)	15.95
	10/31/15		15.51	0.31		0.36	0.67	(0.28)	(0.08)	(0.36)	15.82
	10/31/14		13.65	0.27		1.88	2.15	(0.24)	(0.05)	(0.29)	15.51
	10/31/13		10.84	0.25		2.81	3.06	(0.19)	(0.06)	(0.25)	13.65
	10/31/12		9.58	0.21		1.18	1.39	(0.13)	—	(0.13)	10.84
Advisor Class:	4/30/17	#	15.96	0.13		2.05	2.18	(0.33)	(0.08)	(0.41)	17.73
	10/31/16	‡	15.96	0.25		0.25	0.50	(0.31)	(0.19)	(0.50)	15.96
Premier Class:	4/30/17	#	15.91	0.15		2.02	2.17	(0.31)	(0.08)	(0.39)	17.69
	10/31/16		15.77	0.32		0.29	0.61	(0.28)	(0.19)	(0.47)	15.91
	10/31/15		15.46	0.29		0.36	0.65	(0.26)	(0.08)	(0.34)	15.77
	10/31/14		13.61	0.25		1.87	2.12	(0.22)	(0.05)	(0.27)	15.46
	10/31/13		10.81	0.24		2.80	3.04	(0.18)	(0.06)	(0.24)	13.61
	10/31/12		9.56	0.20		1.17	1.37	(0.12)	—	(0.12)	10.81
Retirement Class:	4/30/17	#	16.16	0.14		2.05	2.19	(0.29)	(0.08)	(0.37)	17.98
	10/31/16		16.02	0.29		0.31	0.60	(0.27)	(0.19)	(0.46)	16.16
	10/31/15		15.71	0.28		0.36	0.64	(0.25)	(0.08)	(0.33)	16.02
	10/31/14		13.82	0.24		1.91	2.15	(0.21)	(0.05)	(0.26)	15.71
	10/31/13		10.97	0.23		2.84	3.07	(0.16)	(0.06)	(0.22)	13.82
	10/31/12		9.69	0.19		1.20	1.39	(0.11)	—	(0.11)	10.97
Retail Class:	4/30/17	#	16.21	0.14		2.05	2.19	(0.28)	(0.08)	(0.36)	18.04
	10/31/16		16.06	0.29		0.32	0.61	(0.27)	(0.19)	(0.46)	16.21
	10/31/15		15.75	0.27		0.36	0.63	(0.24)	(0.08)	(0.32)	16.06
	10/31/14		13.85	0.23		1.92	2.15	(0.20)	(0.05)	(0.25)	15.75
	10/31/13		10.99	0.22		2.85	3.07	(0.15)	(0.06)	(0.21)	13.85
	10/31/12		9.72	0.18		1.20	1.38	(0.11)	—	(0.11)	10.99
LARGE-CAP GROWTH INDEX FUND
Institutional Class:	4/30/17	#	22.13	0.18		3.14	3.32	(0.30)	—	(0.30)	25.15
	10/31/16		22.25	0.35		0.13	0.48	(0.32)	(0.28)	(0.60)	22.13
	10/31/15		21.03	0.33		1.52	1.85	(0.29)	(0.34)	(0.63)	22.25
	10/31/14		18.29	0.30		2.76	3.06	(0.26)	(0.06)	(0.32)	21.03
	10/31/13		14.54	0.29		3.73	4.02	(0.27)	—	(0.27)	18.29
	10/31/12		13.06	0.23		1.44	1.67	(0.19)	—	(0.19)	14.54
Advisor Class:	4/30/17	#	22.12	0.16		3.15	3.31	(0.29)	—	(0.29)	25.14
	10/31/16	‡	22.50	0.24		(0.02)	0.22	(0.32)	(0.28)	(0.60)	22.12
Retirement Class:	4/30/17	#	22.26	0.15		3.17	3.32	(0.25)	—	(0.25)	25.33
	10/31/16		22.38	0.30		0.12	0.42	(0.26)	(0.28)	(0.54)	22.26
	10/31/15		21.15	0.28		1.53	1.81	(0.24)	(0.34)	(0.58)	22.38
	10/31/14		18.39	0.26		2.77	3.03	(0.21)	(0.06)	(0.27)	21.15
	10/31/13		14.61	0.26		3.75	4.01	(0.23)	—	(0.23)	18.39
	10/31/12		13.12	0.20		1.45	1.65	(0.16)	—	(0.16)	14.61
LARGE-CAP VALUE INDEX FUND
Institutional Class:	4/30/17	#	17.16	0.21		1.76	1.97	(0.38)	(0.18)	(0.56)	18.57
	10/31/16		17.26	0.44		0.54	0.98	(0.41)	(0.67)	(1.08)	17.16
	10/31/15		17.97	0.43		(0.35)	0.08	(0.33)	(0.46)	(0.79)	17.26
	10/31/14		16.19	0.38		2.16	2.54	(0.33)	(0.43)	(0.76)	17.97
	10/31/13		13.27	0.35		3.21	3.56	(0.33)	(0.31)	(0.64)	16.19
	10/31/12		11.99	0.31		1.59	1.90	(0.28)	(0.34)	(0.62)	13.27
Advisor Class:	4/30/17	#	17.15	0.19		1.79	1.98	(0.38)	(0.18)	(0.56)	18.57
	10/31/16	‡	17.33	0.31		0.59	0.90	(0.41)	(0.67)	(1.08)	17.15
Retirement Class:	4/30/17	#	17.41	0.19		1.80	1.99	(0.35)	(0.18)	(0.53)	18.87
	10/31/16		17.50	0.41		0.54	0.95	(0.37)	(0.67)	(1.04)	17.41
	10/31/15		18.21	0.40		(0.36)	0.04	(0.29)	(0.46)	(0.75)	17.50
	10/31/14		16.40	0.34		2.19	2.53	(0.29)	(0.43)	(0.72)	18.21
	10/31/13		13.43	0.32		3.25	3.57	(0.29)	(0.31)	(0.60)	16.40
	10/31/12		12.12	0.29		1.61	1.90	(0.25)	(0.34)	(0.59)	13.43

46	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

					Ratios and supplemental data

	For the period				Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate
EQUITY INDEX FUND
Institutional Class:	4/30/17	#	13.85%[b]		$12,173,795		0.05%[c]		0.05%[c]		1.91%[c]		6%[b]
	10/31/16		4.24		10,010,647		0.05		0.05		2.11		9
	10/31/15		4.48		8,759,567		0.05		0.05		1.99		8
	10/31/14		16.00		7,998,323		0.05		0.05		1.88		6
	10/31/13		28.85		6,705,277		0.06		0.06		2.09		8	[f]
	10/31/12		14.75		3,706,630		0.07		0.07		2.08		6	[f]
Advisor Class:	4/30/17	#	13.77	[b]	5,886		0.12	[c]	0.12	[c]	1.52	[c]	6	[b]
	10/31/16	‡	3.38	[b]	123		0.07	[c]	0.07	[c]	1.77	[c]	9
Premier Class:	4/30/17	#	13.75	[b]	86,401		0.20	[c]	0.20	[c]	1.76	[c]	6	[b]
	10/31/16		4.07		70,911		0.20		0.20		2.08		9
	10/31/15		4.36		94,864		0.20		0.20		1.83		8
	10/31/14		15.81		70,236		0.20		0.20		1.73		6
	10/31/13		28.68		61,343		0.21		0.21		1.95		8	[f]
	10/31/12		14.56		48,184		0.22		0.22		1.90		6	[f]
Retirement Class:	4/30/17	#	13.67	[b]	512,219		0.30	[c]	0.30	[c]	1.66	[c]	6	[b]
	10/31/16		3.99		431,405		0.30		0.30		1.87		9
	10/31/15		4.17		394,683		0.30		0.30		1.73		8
	10/31/14		15.76		314,958		0.30		0.30		1.63		6
	10/31/13		28.52		267,636		0.31		0.31		1.86		8	[f]
	10/31/12		14.46		195,671		0.32		0.32		1.85		6	[f]
Retail Class:	4/30/17	#	13.64	[b]	869,908		0.33	[c]	0.33	[c]	1.64	[c]	6	[b]
	10/31/16		3.99		763,597		0.34		0.34		1.84		9
	10/31/15		4.12		740,691		0.35		0.35		1.70		8
	10/31/14		15.73		645,889		0.36		0.36		1.58		6
	10/31/13		28.49		536,027		0.38		0.38		1.79		8	[f]
	10/31/12		14.35		397,199		0.40		0.40		1.76		6	[f]
LARGE-CAP GROWTH INDEX FUND
Institutional Class:	4/30/17	#	15.14	[b]	3,964,612		0.06	[c]	0.06	[c]	1.53	[c]	5	[b]
	10/31/16		2.29		3,044,925		0.06		0.06		1.61		22
	10/31/15		9.09		2,472,946		0.06		0.06		1.55		24
	10/31/14		17.00		1,750,638		0.06		0.06		1.56		21
	10/31/13		28.14		1,157,001		0.07		0.07		1.81		19	[f]
	10/31/12		12.96		971,051		0.07		0.07		1.66		24	[f]
Advisor Class:	4/30/17	#	15.11	[b]	8,504		0.15	[c]	0.15	[c]	1.35	[c]	5	[b]
	10/31/16	‡	1.09	[b]	2,868		0.14	[c]	0.14	[c]	1.26	[c]	22
Retirement Class:	4/30/17	#	15.02	[b]	555,576		0.31	[c]	0.31	[c]	1.27	[c]	5	[b]
	10/31/16		2.02		396,654		0.31		0.31		1.36		22
	10/31/15		8.83		365,090		0.31		0.31		1.31		24
	10/31/14		16.72		298,976		0.31		0.31		1.31		21
	10/31/13		27.90		241,402		0.32		0.32		1.60		19	[f]
	10/31/12		12.69		231,810		0.32		0.32		1.42		24	[f]
LARGE-CAP VALUE INDEX FUND
Institutional Class:	4/30/17	#	11.59	[b]	5,479,676		0.06	[c]	0.06	[c]	2.34	[c]	5	[b]
	10/31/16		6.37		4,134,073		0.06		0.06		2.66		23
	10/31/15		0.49		2,958,189		0.06		0.06		2.48		24
	10/31/14		16.38		2,362,546		0.06		0.06		2.23		21
	10/31/13		28.07		1,359,068		0.07		0.07		2.41		19	[f]
	10/31/12		16.70		1,134,741		0.08		0.08		2.48		20	[f]
Advisor Class:	4/30/17	#	11.63	[b]	1,237		0.12	[c]	0.12	[c]	2.13	[c]	5	[b]
	10/31/16	‡	5.87	[b]	141		0.08	[c]	0.08	[c]	2.08	[c]	23
Retirement Class:	4/30/17	#	11.50	[b]	888,310		0.31	[c]	0.31	[c]	2.09	[c]	5	[b]
	10/31/16		6.06		686,313		0.31		0.31		2.43		23
	10/31/15		0.26		448,665		0.31		0.31		2.24		24
	10/31/14		16.07		384,292		0.31		0.31		2.00		21
	10/31/13		27.79		302,435		0.32		0.32		2.15		19	[f]
	10/31/12		16.46		226,640		0.32		0.32		2.28		20	[f]

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	47

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized &	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
S&P 500 INDEX FUND
Institutional Class:	4/30/17	#	$ 24.06	$ 0.25		$ 2.90	$ 3.15	$ (0.48)	$ (0.11)	$ (0.59)	$ 26.62
	10/31/16		23.66	0.51		0.50	1.01	(0.46)	(0.15)	(0.61)	24.06
	10/31/15		22.92	0.47		0.68	1.15	(0.41)	—	(0.41)	23.66
	10/31/14		19.91	0.42		2.94	3.36	(0.35)	—	(0.35)	22.92
	10/31/13		16.05	0.39		3.86	4.25	(0.39)	—	(0.39)	19.91
	10/31/12		14.27	0.33		1.78	2.11	(0.27)	(0.06)	(0.33)	16.05
Advisor Class:	4/30/17	#	24.06	0.18		2.96	3.14	(0.48)	(0.11)	(0.59)	26.61
	10/31/16	‡	23.87	0.33		0.47	0.80	(0.46)	(0.15)	(0.61)	24.06
Retirement Class:	4/30/17	#	23.90	0.22		2.88	3.10	(0.43)	(0.11)	(0.54)	26.46
	10/31/16		23.51	0.45		0.50	0.95	(0.41)	(0.15)	(0.56)	23.90
	10/31/15		22.77	0.41		0.69	1.10	(0.36)	—	(0.36)	23.51
	10/31/14		19.79	0.36		2.93	3.29	(0.31)	—	(0.31)	22.77
	10/31/13		15.96	0.34		3.84	4.18	(0.35)	—	(0.35)	19.79
	10/31/12		14.19	0.29		1.78	2.07	(0.24)	(0.06)	(0.30)	15.96
SMALL-CAP BLEND INDEX FUND
Institutional Class:	4/30/17	#	17.88	0.14		3.13	3.27	(0.31)	(0.48)	(0.79)	20.36
	10/31/16		18.25	0.31		0.42	0.73	(0.30)	(0.80)	(1.10)	17.88
	10/31/15		19.22	0.30		(0.22)	0.08	(0.31)	(0.74)	(1.05)	18.25
	10/31/14		18.58	0.28		1.20	1.48	(0.26)	(0.58)	(0.84)	19.22
	10/31/13		14.24	0.31		4.65	4.96	(0.30)	(0.32)	(0.62)	18.58
	10/31/12		13.17	0.25		1.33	1.58	(0.20)	(0.31)	(0.51)	14.24
Advisor Class:	4/30/17	#	17.88	0.07		3.20	3.27	(0.31)	(0.48)	(0.79)	20.36
	10/31/16	‡	18.63	0.27		0.08	0.35	(0.30)	(0.80)	(1.10)	17.88
Retirement Class:	4/30/17	#	17.93	0.11		3.15	3.26	(0.27)	(0.48)	(0.75)	20.44
	10/31/16		18.29	0.27		0.42	0.69	(0.25)	(0.80)	(1.05)	17.93
	10/31/15		19.25	0.25		(0.21)	0.04	(0.26)	(0.74)	(1.00)	18.29
	10/31/14		18.62	0.23		1.20	1.43	(0.22)	(0.58)	(0.80)	19.25
	10/31/13		14.26	0.27		4.68	4.95	(0.27)	(0.32)	(0.59)	18.62
	10/31/12		13.18	0.22		1.33	1.55	(0.16)	(0.31)	(0.47)	14.26
EMERGING MARKETS EQUITY INDEX FUND
Institutional Class:	4/30/17	#	9.52	0.07		0.77	0.84	(0.17)	—	(0.17)	10.19
	10/31/16		8.93	0.20		0.59	0.79	(0.20)	—	(0.20)	9.52
	10/31/15		10.68	0.23		(1.77)	(1.54)	(0.21)	—	(0.21)	8.93
	10/31/14		10.84	0.24		(0.20)	0.04	(0.20)	—	(0.20)	10.68
	10/31/13		10.37	0.23		0.39	0.62	(0.15)	—	(0.15)	10.84
	10/31/12		10.24	0.24		0.09	0.33	(0.16)	(0.04)	(0.20)	10.37
Advisor Class:	4/30/17	#	9.52	0.07		0.76	0.83	(0.16)	—	(0.16)	10.19
	10/31/16	‡	8.64	0.18		0.90	1.08	(0.20)	—	(0.20)	9.52
Premier Class:	4/30/17	#	9.50	0.06		0.77	0.83	(0.16)	—	(0.16)	10.17
	10/31/16		8.91	0.19		0.59	0.78	(0.19)	—	(0.19)	9.50
	10/31/15		10.65	0.23		(1.77)	(1.54)	(0.20)	—	(0.20)	8.91
	10/31/14		10.82	0.21		(0.19)	0.02	(0.19)	—	(0.19)	10.65
	10/31/13		10.35	0.22		0.39	0.61	(0.14)	—	(0.14)	10.82
	10/31/12		10.23	0.24		0.06	0.30	(0.14)	(0.04)	(0.18)	10.35
Retirement Class:	4/30/17	#	9.48	0.05		0.78	0.83	(0.15)	—	(0.15)	10.16
	10/31/16		8.90	0.18		0.58	0.76	(0.18)	—	(0.18)	9.48
	10/31/15		10.64	0.21		(1.76)	(1.55)	(0.19)	—	(0.19)	8.90
	10/31/14		10.80	0.21		(0.20)	0.01	(0.17)	—	(0.17)	10.64
	10/31/13		10.34	0.20		0.40	0.60	(0.14)	—	(0.14)	10.80
	10/31/12		10.22	0.23		0.07	0.30	(0.14)	(0.04)	(0.18)	10.34
Retail Class:	4/30/17	#	9.48	0.05		0.78	0.83	(0.14)	—	(0.14)	10.17
	10/31/16		8.89	0.16		0.59	0.75	(0.16)	—	(0.16)	9.48
	10/31/15		10.63	0.19		(1.76)	(1.57)	(0.17)	—	(0.17)	8.89
	10/31/14		10.79	0.19		(0.19)	0.00 [d]	(0.16)	—	(0.16)	10.63
	10/31/13		10.32	0.19		0.40	0.59	(0.12)	—	(0.12)	10.79
	10/31/12		10.21	0.20		0.07	0.27	(0.12)	(0.04)	(0.16)	10.32

48	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the period				Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate
S&P 500 INDEX FUND
Institutional Class:	4/30/17	#	13.26%[b]		$ 3,083,958		0.06%[c]		0.06%[c]		1.99%[c]		5%[b]
	10/31/16		4.47		2,527,279		0.05		0.05		2.18		8
	10/31/15		5.11		2,186,465		0.06		0.06		2.04		8
	10/31/14		17.16		1,808,921		0.06		0.06		1.97		9
	10/31/13		27.08		1,436,986		0.06		0.06		2.19		4	f
	10/31/12		15.14		1,342,205		0.07		0.07		2.13		7	f
Advisor Class:	4/30/17	#	13.19	[b]	9,103		0.13	[c]	0.13	[c]	1.49	[c]	5	[b]
	10/31/16	‡	3.54	[b]	482		0.09	[c]	0.09	[c]	1.59	[c]	8
Retirement Class:	4/30/17	#	13.11	[b]	979,189		0.31	[c]	0.31	[c]	1.73	[c]	5	[b]
	10/31/16		4.19		787,632		0.30		0.30		1.95		8
	10/31/15		4.91		716,541		0.31		0.31		1.79		8
	10/31/14		16.84		653,216		0.31		0.31		1.72		9
	10/31/13		26.73		490,695		0.31		0.31		1.92		4	[f]
	10/31/12		14.85		396,922		0.32		0.32		1.89		7	[f]
SMALL-CAP BLEND INDEX FUND
Institutional Class:	4/30/17	#	18.36	[b]	1,739,685		0.06	[c]	0.06	[c]	1.38	[c]	6	[b]
	10/31/16		4.48		1,364,443		0.06		0.06		1.80		22
	10/31/15		0.54		1,296,895		0.06		0.06		1.56		22
	10/31/14		8.32		1,154,539		0.06		0.06		1.50		24
	10/31/13		36.38		1,048,944		0.07		0.07		1.92		17	[f]
	10/31/12		12.48		648,984		0.08		0.08		1.81		17	[f]
Advisor Class:	4/30/17	#	18.35	[b]	2,574		0.12	[c]	0.12	[c]	0.75	[c]	6	[b]
	10/31/16	‡	2.33	[b]	107		0.08	[c]	0.08	[c]	1.74	[c]	22
Retirement Class:	4/30/17	#	18.23	[b]	516,715		0.31	[c]	0.31	[c]	1.13	[c]	6	[b]
	10/31/16		4.22		412,202		0.31		0.31		1.56		22
	10/31/15		0.31		427,901		0.31		0.31		1.33		22
	10/31/14		8.01		475,533		0.31		0.31		1.25		24
	10/31/13		36.10		506,706		0.32		0.32		1.67		17	[f]
	10/31/12		12.20		311,294		0.33		0.33		1.57		17	[f]
EMERGING MARKETS EQUITY INDEX FUND
Institutional Class:	4/30/17	#	9.00	[b]	1,709,630		0.22	[c]	0.22	[c]	1.39	[c]	19	[b]
	10/31/16		9.25		1,476,857		0.22		0.22		2.32		30
	10/31/15		(14.54)		1,051,171		0.22		0.22		2.36		42
	10/31/14		0.42		942,827		0.23		0.23		2.29		13
	10/31/13		6.06		680,382		0.29		0.25		2.25		13
	10/31/12		3.31		289,041		0.38		0.25		2.42		25	[f]
Advisor Class:	4/30/17	#	8.98	[b]	765		0.29	[c]	0.29	[c]	1.51	[c]	19	[b]
	10/31/16	‡	12.90	[b]	193		0.24	[c]	0.24	[c]	2.35	[c]	30
Premier Class:	4/30/17	#	8.89	[b]	25,677		0.37	[c]	0.37	[c]	1.26	[c]	19	[b]
	10/31/16		9.12		17,476		0.37		0.37		2.18		30
	10/31/15		(14.60)		9,624		0.38		0.38		2.40		42
	10/31/14		0.23		4,475		0.39		0.39		1.95		13
	10/31/13		5.96		6,454		0.44		0.40		2.16		13
	10/31/12		3.06		2,016		0.54		0.40		2.38		25	[f]
Retirement Class:	4/30/17	#	8.93	[b]	190,841		0.47	[c]	0.47	[c]	1.16	[c]	19	[b]
	10/31/16		8.92		140,457		0.47		0.47		2.08		30
	10/31/15		(14.69)		84,960		0.47		0.47		2.21		42
	10/31/14		0.17		50,771		0.48		0.48		2.01		13
	10/31/13		5.79		34,503		0.54		0.50		1.96		13
	10/31/12		3.03		24,877		0.63		0.50		2.28		25	[f]
Retail Class:	4/30/17	#	8.88	[b]	10,608		0.62	[c]	0.62	[c]	0.99	[c]	19	[b]
	10/31/16		8.81		9,124		0.61		0.61		1.91		30
	10/31/15		(14.85)		7,847		0.60		0.60		1.98		42
	10/31/14		0.04		8,885		0.64		0.64		1.83		13
	10/31/13		5.70		7,127		0.73		0.64		1.81		13
	10/31/12		2.73		5,773		0.83		0.64		2.00		25	[f]

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	49

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized &	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	4/30/17	#	$ 16.89	$ 0.25		$ 1.66	$ 1.91	$ (0.49)	$ —	$ (0.49)	$ 18.31
	10/31/16		17.86	0.54		(1.00)	(0.46)	(0.51)	—	(0.51)	16.89
	10/31/15		18.82	0.57		(0.81)	(0.24)	(0.69)	(0.03)	(0.72)	17.86
	10/31/14		19.31	0.72		(0.67)	0.05	(0.54)	—	(0.54)	18.82
	10/31/13		15.73	0.54		3.54	4.08	(0.50)	—	(0.50)	19.31
	10/31/12		15.23	0.55		0.39	0.94	(0.44)	—	(0.44)	15.73
Advisor Class:	4/30/17	#	16.88	0.26		1.65	1.91	(0.48)	—	(0.48)	18.31
	10/31/16	‡	17.70	0.37		(0.68)	(0.31)	(0.51)	—	(0.51)	16.88
Premier Class:	4/30/17	#	16.84	0.23		1.66	1.89	(0.46)	—	(0.46)	18.27
	10/31/16		17.81	0.51		(0.99)	(0.48)	(0.49)	—	(0.49)	16.84
	10/31/15		18.77	0.54		(0.81)	(0.27)	(0.66)	(0.03)	(0.69)	17.81
	10/31/14		19.26	0.68		(0.65)	0.03	(0.52)	—	(0.52)	18.77
	10/31/13		15.69	0.51		3.54	4.05	(0.48)	—	(0.48)	19.26
	10/31/12		15.20	0.53		0.38	0.91	(0.42)	—	(0.42)	15.69
Retirement Class:	4/30/17	#	17.22	0.23		1.71	1.94	(0.45)	—	(0.45)	18.71
	10/31/16		18.20	0.50		(1.01)	(0.51)	(0.47)	—	(0.47)	17.22
	10/31/15		19.15	0.53		(0.81)	(0.28)	(0.64)	(0.03)	(0.67)	18.20
	10/31/14		19.64	0.69		(0.68)	0.01	(0.50)	—	(0.50)	19.15
	10/31/13		15.99	0.50		3.61	4.11	(0.46)	—	(0.46)	19.64
	10/31/12		15.47	0.53		0.38	0.91	(0.39)	—	(0.39)	15.99
#	Unaudited
‡	Advisor Class commenced operations on December 4, 2015.
a	Based on average shares outstanding.
b	The percentages shown for this period are not annualized.
c	The percentages shown for this period are annualized.
d	Amount represents less than $0.01 per share.
f	Does not include in-kind transactions.

50	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

concluded

				Ratios and supplemental data

	For the period			Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate
INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	4/30/17	#	11.59%[b]	$ 8,606,041		0.06%[c]		0.06%[c]		2.95%[c]		7%[b]
	10/31/16		(2.48)	6,655,871		0.06		0.06		3.25		11
	10/31/15		(1.18)	5,549,083		0.06		0.06		3.10		5
	10/31/14		0.37	4,949,536		0.06		0.06		3.73		5
	10/31/13		26.65	4,459,896		0.07		0.07		3.13		3
	10/31/12		6.43	2,833,093		0.08		0.08		3.69		6	[f]
Advisor Class:	4/30/17	#	11.62 [b]	7,961		0.16	[c]	0.16	[c]	3.10	[c]	7	[b]
	10/31/16	‡	(1.67)[b]	4,108		0.14	[c]	0.14	[c]	2.49	[c]	11
Premier Class:	4/30/17	#	11.52 [b]	271,500		0.21	[c]	0.21	[c]	2.73	[c]	7	[b]
	10/31/16		(2.64)	242,345		0.21		0.21		3.09		11
	10/31/15		(1.33)	242,384		0.21		0.21		2.95		5
	10/31/14		0.23	191,665		0.21		0.21		3.55		5
	10/31/13		26.47	200,497		0.22		0.22		2.97		3
	10/31/12		6.25	162,307		0.23		0.23		3.53		6	[f]
Retirement Class:	4/30/17	#	11.51 [b]	816,927		0.31	[c]	0.31	[c]	2.69	[c]	7	[b]
	10/31/16		(2.77)	667,204		0.31		0.31		2.97		11
	10/31/15		(1.38)	673,860		0.31		0.31		2.84		5
	10/31/14		0.11	746,134		0.31		0.31		3.51		5
	10/31/13		26.35	774,407		0.32		0.32		2.86		3
	10/31/12		6.13	645,359		0.33		0.33		3.46		6	[f]

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	51

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, and the International Equity Index Fund (collectively the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Advisor class was made available for sale by certain Funds on December 4, 2015, pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts

52	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule is September 5, 2017. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at their estimated fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of April 30, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended April 30, 2017, there were no material transfers between levels by the Funds.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	53

Notes to financial statements (unaudited)

The following table summarizes the market value of the Funds’ investments as of April 30, 2017, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Energy	$791,049,868	$—	$—	$791,049,868
Health care	1,825,052,233	—	65,601	1,825,117,834
Industrials	1,453,752,477	—	71,574	1,453,824,051
All other equity investments*	9,554,710,207	—	—	9,554,710,207
Short-term investments	177,450,223	12,529,613	—	189,979,836
Futures contracts**	31,339	—	—	31,339
Total	$13,802,046,347	$12,529,613	$137,175	$13,814,713,135
Large-Cap Growth Index
Equity investments*	$4,505,052,598	$—	$—	$4,505,052,598
Short-term investments	47,618,480	20,450,000	—	68,068,480
Futures contracts**	16,570	—	—	16,570
Total	$4,552,687,648	$20,450,000	$—	$4,573,137,648
Large-Cap Value Index
Equity investments:
Energy	$752,192,608	$—	$—	$752,192,608
All other equity investments*	5,609,186,628			5,609,186,628
Short-term investments	25,877,145	7,698,394	—	33,575,539
Futures contracts**	(3,875)	—	—	(3,875)
Total	$6,387,252,506	$7,698,394	$—	$6,394,950,900
S&P 500 Index
Equity investments:
Energy	$255,400,867	$—	$—	$255,400,867
All other equity investments*	3,805,270,844			3,805,270,844
Short-term investments	8,512,000	3,200,000	—	11,712,000
Futures contracts**	(6,243)	—	—	(6,243)
Total	$4,069,177,468	$3,200,000	$—	$4,072,377,468
Small-Cap Blend Index
Equity investments:
Energy	$68,365,623		$—	$68,365,623
Health care	290,958,913	—	139,481	291,098,394
Industrials	322,396,717	—	160,444	322,557,161
All other equity investments*	1,562,731,437	—	—	1,562,731,437
Short-term investments	156,886,356	9,150,000	—	166,036,356
Futures contracts**	(5,162)	—	—	(5,162)
Total	$2,401,333,884	$9,150,000	$299,925	$2,410,783,809
Emerging Markets Equity Index
Equity investments:
Africa/Middle East	$—	$130,619,255	$—	$130,619,255
Asia	119,308,630	1,212,271,567	2,590,742	1,334,170,939
Europe	22,634,246	48,491,814	—	71,126,060
Latin America	—	214,549,442	—	214,549,442
All other equity investments*	29,025,413	156,250,500	616	185,276,529
Short-term investments	17,428,285	—	—	17,428,285
Total	$188,396,574	$1,762,182,578	$2,591,358	$1,953,170,510
International Equity Index
Equity investments:
Asia	$2,991,785	$2,544,531,736	$—	$2,547,523,521
Australasia	—	711,778,653	—	711,778,653
Europe	22,333,237	5,319,486,760	—	5,341,819,997
All other equity investments*	96,728,861	931,729,106	—	1,028,457,967
Short-term investments	446,560,345	26,550,000	—	473,110,345
Futures contracts**	(33,096)	—	—	(33,096)
Total	$568,581,132	$9,534,076,255	$—	$10,102,657,387
*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the Summary portfolio of investments.

54	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At April 30, 2017, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives
Derivative contracts	Location	Fair value amount
Equity Index Fund
Equity contracts	Futures contracts*	$31,339
Large-Cap Growth Index Fund
Equity contracts	Futures contracts*	16,570
Large-Cap Value Index Fund
Equity contracts	Futures contracts*	(3,875)
S&P 500 Index Fund
Equity contracts	Futures contracts*	(6,243)
Small-Cap Blend Index Fund
Equity contracts	Futures contracts*	(5,162)
International Equity Index Fund
Equity contracts	Futures contracts*	(33,096)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended April 30, 2017, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contracts	Location	Realized gain (loss	)	Change in unrealized appreciation (depreciation )
Equity Index Fund
Equity contracts	Futures contracts	$1,361,079		$ 80,780
Large-Cap Growth Index Fund
Equity contracts	Futures contracts	1,542,825		46,533
Large-Cap Value Index Fund
Equity contracts	Futures contracts	1,792,112		60,525
S&P 500 Index Fund
Equity contracts	Futures contracts	1,767,522		49,607
Small-Cap Blend Index Fund
Equity contracts	Futures contracts	945,019		(5,162)
International Equity Index Fund
Equity contracts	Futures contracts	644,279		(52,923)

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended April 30, 2017, the Equity Index Fund, the Large-Cap Growth Index Fund, the Large-Cap Value Index Fund, the S&P 500 Index Fund, the Small-Cap Blend Index Fund, and the International Equity Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At April 30, 2017, the Funds held the following open futures contracts:

Fund	Futures contracts	Number of long (short) contracts	Settlement value	Expiration date	Unrealized gain (loss )
Equity Index	S&P500
	E Mini Index	93	$11,069,325	June 2017	$31,339
Large-Cap	S&P500
Growth Index	E Mini Index	135	16,068,375	June 2017	16,570
Large-Cap	S&P500
Value Index	E Mini Index	11	1,309,275	June 2017	(3,875)
S&P 500 Index	S&P500
	E Mini Index	19	2,261,475	June 2017	(6,243)
Small-Cap	Russell 2000
Blend Index	Mini Index	119	8,320,480	June 2017	(5,162)
International	MSCI EAFE
Equity Index	Mini Index	192	17,508,480	June 2017	(33,096)

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	55

Notes to financial statements (unaudited)

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of April 30, 2017, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee— effective rate	Service agreement fee	Distribution fee		Maximum expense amounts‡
		Retirement Class	Premier Class	Retail Class	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Equity Index	0.04%	0.25%	0.15%	0.25%	0.09%	0.24%	0.24%	0.34%	0.48%
Large-Cap Growth Index	0.04	0.25	—	—	0.09	0.24	—	0.34	—
Large-Cap Value Index	0.04	0.25	—	—	0.09	0.24	—	0.34	—
S&P 500 Index	0.04	0.25	—	—	0.09	0.24	—	0.34	—
Small-Cap Blend Index	0.04	0.25	—	—	0.09	0.24	—	0.34	—
Emerging Markets Equity Index	0.14	0.25	0.15	0.25	0.25	0.40	0.40	0.50	0.64
International Equity Index	0.04	0.25	0.15	—	0.15	0.30	0.30	0.40	—
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2018. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended April 30, 2017, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized gain (loss )
Equity Index	$344,515,482	$30,786,151	$(605,967)
Large-Cap Growth Index	208,504,519	1,040,508	(99,609)
Large-Cap Value Index	348,083,647	—	—
S&P 500 Index	209,258,348	35,149,335	(1,539,354)
Small-Cap Blend Index	11,652,823	25,479	(551)
Emerging Markets Equity Index	21,794,458	6,166,538	(299,531)
International Equity Index	395,849,859	1,362,165	(1,099,020)

A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of the Funds’ shares owned by TIAA Access and other funds within the Trust as of April 30, 2017:

Fund	TIAA Lifecycle Index Funds	TIAA Access	Total
Equity Index	32%	1%	33%
Large-Cap Growth Index	—	4	4
Large-Cap Value Index	—	7	7
S&P 500 Index	—	7	7
Small-Cap Blend Index	—	16	16
Emerging Markets Equity Index	24	—	24
International Equity Index	14	5	19

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of April 30, 2017, three 529 Plans owned 13%, 12%, and 6%, respectively, of the Equity Index Fund; one 529 Plan owned 7% of the Large-Cap Growth Index Fund; one 529 Plan owned 5% of the Large-Cap Value Index Fund; two 529 Plans owned 9% and 8%, respectively, of the S&P 500 Index Fund; two 529 Plans owned

7% and 6%, respectively, of the Emerging Markets Equity Index Fund; and three 529 Plans owned 6%, 6%, and 5%, respectively, of the International Equity Index Fund.

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. As of April 30, 2017, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At April 30, 2017, net unrealized appreciation (depreciation) based on the

56	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

concluded

aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Equity Index	$9,060,671,578	$4,997,554,548	$(243,544,330)	$4,754,010,218
Large-Cap Growth Index	3,380,927,091	1,229,416,979	(37,222,992)	1,192,193,987
Large-Cap Value Index	5,604,726,646	944,471,574	(154,243,445)	790,228,129
S&P 500 Index	2,819,010,191	1,300,608,425	(47,234,905)	1,253,373,520
Small-Cap Blend Index	1,837,954,791	712,688,301	(139,854,121)	572,834,180
Emerging Markets Equity Index	1,813,014,511	293,045,632	(152,889,633)	140,155,999
International Equity Index	9,120,265,088	1,576,384,126	(593,958,731)	982,425,395

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2017 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales
Equity Index	1,605,247,808	697,953,969
Large-Cap Growth Index	721,534,863	184,555,936
Large-Cap Value Index	1,360,615,186	314,808,374
S&P 500 Index	541,406,487	205,128,401
Small-Cap Blend Index	283,562,637	123,398,927
Emerging Markets Equity Index	482,408,580	345,474,336
International Equity Index	1,869,597,165	623,364,494

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended October 31, 2016 was as follows:

	10/31/2016
Fund	Ordinary income	Long-term capital gains	Total
Equity Index	$192,502,895	$121,541,177	$314,044,072
Large-Cap Growth Index	39,600,585	36,359,204	75,959,789
Large-Cap Value Index	101,495,449	115,001,454	216,496,903
S&P 500 Index	56,244,263	18,179,057	74,423,320
Small-Cap Blend Index	29,947,197	73,122,654	103,069,851
Emerging Markets Equity Index	26,579,527	—	26,579,527
International Equity Index	187,074,908	—	187,074,908

The tax character of the fiscal year 2017 distributions will be determined at the end of the fiscal year.

Note 7—emerging markets risks

The Emerging Markets Equity Index Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 21, 2016 expiring on June 20, 2017, replacing the previous facility, which expired June 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2017, there were no borrowings under this credit facility by the Funds.

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	57

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series covered by this Report (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held meetings on March 9, 2017 and March 23, 2017, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee of the Board. Among these tasks, the Operations Committee worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with Advisors to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2016 renewal process. During a series of meetings held prior to the March 9 and March 23, 2017 Board meetings, the Operations Committee, reviewed such guidance and follow-up requests in consultation with Advisors representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, and then evaluated the information produced in accordance with the guidance and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, portfolio turnover rate and brokerage commission costs (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for brokerage commissions) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge independent of any input from Advisors, and, in the case of the investment performance data, against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an unbiased view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Broadridge (and not Advisors or the Board).

Among other matters, the Board also requested and reviewed various information provided by Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meetings held on March 9 and March 23, 2017, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to Advisors’ direct fee payments pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading, and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and

58	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Trustees were given the opportunity to ask questions and request additional information, and they reviewed responses from Advisors to follow up questions presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by Advisors with other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above and other information provided to the Board in connection with this process. Additionally, the Board took into account relevant information, including performance data, provided to the Board and its Committees throughout the year as part of the Board’s ongoing duties to oversee and evaluate Advisors’ services to the Fund. In addition to general session meetings that included Advisors personnel, the Trustees met in private sessions, at which no Advisors representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 23, 2017, the Board voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”) and TIAA Separate Account VA-1, as well as sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors for its portfolio management and other functions, including the impact of recent and anticipated operational changes on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and, particularly, as compared to its benchmark index. The Board also reviewed the three-year performance of each Fund (as applicable) before any reductions for fees or expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board considered that, in those cases in which a Fund had materially underperformed its

TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	59

Approval of investment management agreement (unaudited)

peer group or peer universe of mutual funds for a specified period or had deviated from its benchmark by a specified amount, the Board had a dialogue with investment personnel of Advisors, including the pertinent chief investment officer, to consider the factors that contributed to 2016 and longer-term performance. Management also considered whether a closer examination of performance or remedial measures was warranted. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to Advisors for the calendar year 2016. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial risk Advisors assumes. The Board considered that Advisors had earned profits with respect to each of the Funds except for the Small-Cap Blend Index Fund under the Agreement for the one-year period ended December 31, 2016, and expected this trend to continue. The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. With respect to those Funds for which the Agreement was profitable to Advisors in 2016, the Board concluded that those profits were reasonable in light of various relevant factors.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of peer mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to each Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee comparison with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies that may have similar investment strategies as certain of the Funds. The Board considered the management fee rates actually charged to these other investment companies that are managed using similar investment strategies. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and other accounts, this is due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services by Advisors; (4) may have different regulatory burdens; (5) may target different investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the

60	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2016. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2016. “Gross performance” means a Fund’s performance without any reductions for fees or expenses, including the effect of NAV rounding and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries. For reference, one basis point equals 0.01%. Statements below regarding “net profit” or “net loss” refer to whether Advisors earned a profit or incurred a loss for the services that it rendered to a Fund during 2016 under the Agreement.

Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds identified by Broadridge for expense comparison purposes (“Expense Universe”).
•	The Fund does not have a group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”). The Fund was in the 2nd, 1st, 1st and 2nd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively. The Fund’s Performance Universe includes actively-managed funds, while the Fund utilizes a passive investment strategy.
•	For the three-year period, the Fund’s gross performance as compared to its benchmark, the Russell 3000® Index, differed by +1 basis point.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Growth Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund did not have a Performance Group. The Fund was in the 1st, 1st, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively. The Fund’s Performance Universe includes actively-managed funds, while the Fund utilizes a passive investment strategy.
•	For the three-year period, the Fund’s gross performance was equal to the performance of its benchmark, the Russell 1000® Growth Index.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Value Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund did not have a Performance Group. The Fund was in the 2nd, 1st, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively. The Fund’s Performance Universe includes actively-managed funds, while the Fund utilizes a passive investment strategy.
•	For the three-year period, the Fund’s gross performance as compared to its benchmark, the Russell 1000® Value Index, differed by -2 basis points.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

S&P 500 Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one-, three-, five- and ten-year periods.
•	For the three-year period, the Fund’s gross performance as compared to its benchmark, the S&P 500® Index, differed by -1 basis points.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Small-Cap Blend Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 2nd and 2nd quintiles of its Performance Group for the one-, three-, and five-year periods, respectively, while the Fund ranked 2 out of 5 funds in its Performance Group for the ten-year period. The Fund was in the 3rd, 3rd, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively. The Fund’s Performance Universe includes actively-managed funds, while the Fund utilizes a passive investment strategy.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	61

Approval of investment management agreement (unaudited)	concluded

•	For the three-year period, the Fund’s gross performance as compared to its benchmark, the Russell 2000® Index, differed by +3 basis points.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Emerging Markets Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.14% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 2nd quintile of its Expense Group. The Fund’s total expense ratio was in the 2nd quintile of its Expense Universe, while the Fund’s contractual management fee rate and actual management fee rate were each in the 3rd quintile of its Expense Universe.
•	The Fund did not have a Performance Group. The Fund was in the 2nd, 3rd, and 3rd quintiles of its Performance Universe for the one-, three- and five-year periods. The Fund’s Performance Universe includes actively-managed funds, while the Fund utilizes a passive investment strategy.
•	For the three-year period, the Fund’s gross performance as compared to its benchmark, the MSCI Emerging Markets Index, differed by -10 basis points.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

International Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of its Expense Group, while the Fund’s actual management fee rate was in the 2nd quintile of its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Universe
•	The Fund was in the 3rd, 1st and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively, while it ranked 1 out of 4 funds within its Performance Group for the ten-year period. The Fund was in the 3rd, 3rd, 2nd and 2nd quintiles of its Performance Universe for the one, three-, five- and ten-year periods, respectively. The Fund’s Performance Universe includes actively-managed funds, while the Fund utilizes a passive investment strategy.
•	For the three-year period, the Fund’s gross performance as compared to its benchmark, the MSCI EAFE Index, differed by -6 basis points.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

62	2017 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Additional information about index providers (unaudited)

Russell Indexes

The Russell 2000® Index, the Russell 3000® Index, the Russell 1000® Value Index, and the Russell 1000 Growth Index are trademarks/service marks of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell® publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF THE USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Standard & Poor® Index

The S&P 500® Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the TIAA-CREF S&P 500 Index Fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the TIAA-CREF S&P 500 Index Fund.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, LLC. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of these funds or any other person or entity regarding the advisability of investing in funds generally or in these funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these funds or the issuer or owners of these funds or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of these funds to be issued or in the determination or calculation of the equation by or the consideration into which these funds is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of these funds or any other person or entity in connection with the administration, marketing or offering of these funds.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THESE FUNDS, OWNERS OF THESE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of these securities, products or funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Semiannual Report	63

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How to reach us

TIAA website

TIAA.org
24 hours a day, 7 days a week

Automated telephone service

800-842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen provides investment advice and portfolio management services through TIAA and over a dozen affili-

ated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2017 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

TIAA
730 Third Avenue
New York, NY 10017-3206

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Semiannual Report

April 30, 2017

TIAA-CREF Funds

International Fixed-Income Funds

The semiannual report contains the financial statements (unaudited).

Emerging Markets Debt Fund

International Bond Fund

BUILT TO PERFORM.

CREATED TO SERVE.

Understanding your report from the TIAA-CREF Funds

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF International Fixed-Income Funds listed on the cover of this report.

This semiannual report contains information about the holdings and investment performance of the TIAA-CREF Funds as of April 30, 2017. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of April 30, 2017.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	3

Letter to investors

International fixed-income securities posted mixed results for the six months ended April 30, 2017. Emerging-markets debt advanced, aided by mostly stable economies and relatively attractive yields. International investment-grade fixed-rate bonds suffered a small loss, despite gains toward the end of the period. For the six months:

•	Emerging-markets debt, as measured by the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified, advanced 2.5% for the period. (Please see page 7 for benchmark definitions.)
•	International investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged), declined 0.1%.
•	The TIAA-CREF Emerging Markets Debt Fund (Institutional Class) rose 4.1% over the period. The TIAA-CREF International Bond Fund (Institutional Class) gained 0.5%. Both funds surpassed their respective benchmarks.

Emerging-markets debt rose 3.9% in the final three months of the period, after falling 1.4% in the first three months. Relatively low commodity prices weighed on many emerging-markets economies, though some improved later in the period thanks to rising metals prices. However, demand for emerging-markets bonds remained strong as investors sought alternatives to very low interest rates in Europe and the United States.

International investment-grade bonds posted a gain of 1.5% in the last three months of the period, despite suffering a small loss for the full six months. In an effort to stimulate the eurozone economy, the European Central Bank kept its benchmark interest rate unchanged in March and remained committed to plans to purchase assets through the end of 2017—boosting the asset class at period-end.

Foreign bonds post mixed results versus U.S. debt

International investment-grade bonds outperformed U.S. investment-grade debt as the Federal Reserve twice raised its federal funds target rate, increasing this key short-term rate to 0.75%–1.00% by the end of the period. U.S. investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, declined 0.7% over the six-month period.

The performance of emerging-markets debt trailed gains posted by U.S. high-yield bonds for the period. The domestic high-yield market, as measured by the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index, gained 4.7% over the same six months.

4	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

Brad Finkle

Fixed-income diversification for a changing world

After nearly a decade of ultra-low interest rates in many areas around the world, the economies of the United States and other countries appear to be improving, and this may have varied effects on rates and bond prices in the future. Geographic and asset quality diversification may potentially help fixed-income investors manage uneven economic change and monetary policy shifts that could affect bond markets globally. (Of course, diversification does not guarantee against market loss.)

For instance, fixed-income returns in emerging markets have had historically low correlations to the performance of other types of bonds as well as stocks. In addition, emerging-markets debt has produced solid longer-term returns while generating an attractive income stream. (Past performance is no guarantee of future results.)

If you have questions about your investment in the TIAA-CREF International Fixed-Income Funds, or any other questions about your portfolio, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We welcome the opportunity to speak with you.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds and TIAA Investments

TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	5

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
(Call 202-551-8090 for more information.)

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

6	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

About the funds’ benchmarks

Emerging Markets Debt Fund

The JP Morgan Emerging Markets Bond Index Global Diversified (EMBI-GD Index) is an unmanaged, market-capitalization-weighted, total-return index tracking the traded market for U.S.-dollar-denominated Brady bonds, Eurobonds and other debt instruments issued by sovereign and quasi-sovereign entities. The index limits the weights of those index countries with larger debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding.

International Bond Fund

The Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged) is an unmanaged, global, investment-grade fixed-rate bond market index, including treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers, in twenty-four local currencies. Securities are SEC-registered, taxable, non-dollar denominated and must have a minimum maturity of one year. Securities must be rated investment-grade or higher using the middle rating of Moody’s, S&P and Fitch after dropping the highest and lowest available ratings.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

The JP Morgan Emerging Markets Bond Index Global Diversified (EMBI-GD Index) is a trademark and service mark of J.P. Morgan. TIAA products are not promoted or sponsored by, or affiliated with, J.P. Morgan. Information has been obtained from sources believed to be reliable but J.P. Morgan does not guarantee its completeness or accuracy. The EMBI-GD Index is used with permission. The EMBI-GD Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2017, J.P. Morgan Chase & Co. All rights reserved.

TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2016–April 30, 2017).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

Emerging Markets Debt Fund

Performance for the six months ended April 30, 2017

The Emerging Markets Debt Fund returned 4.11% for the Institutional Class, compared with the 2.45% return of its benchmark, the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified (“JP Morgan index”). For the one-year period ended April 30, 2017, the fund returned 12.74% versus 8.62% for the index. The table on the following page shows returns for all share classes of the fund.

Emerging-markets debt advances after late 2016 sell-off

Emerging-markets debt, as measured by the JP Morgan index, rose 3.91% in the final three months of the period, after falling 1.41% in the first three months. Early in the period, negative returns were driven by concerns over the incoming U.S. administration’s agenda, which included stimulative fiscal and tax policies with the potential to drive U.S. interest rates higher, as well as more protectionist trade policies with potentially negative impacts for emerging-markets exporters.

Later in the period, emerging-markets debt recovered amid a growing view that the U.S. president could face significant hurdles in implementing some of his agenda, and as the administration tempered its stance on border- and trade-related policies aimed toward Mexico. Moreover, continued stabilization of oil and commodity prices and a favorable technical backdrop further supported positive emerging-markets returns for the period.

Fund climbs higher, outpaces its benchmark

During the period, the fund outperformed its benchmark, largely due to specific corporate selections in Brazil (both performing and distressed credits), Argentina, Colombia and Indonesia.

Within hard currency sovereigns, allocation and security selection both were positive contributors (notably Argentinean Province selections, underweights to the Philippines and Poland, an overweight to Morocco, and tactical positioning within Venezuela). Allocations within the hard currency corporate sector also provided a nice boost (underweights to China and Malaysia and an overweight to the Ukraine). The allocation to local currency sovereign bonds was positive, where the fund benefited nicely from exposure to Russian, Brazilian and Peruvian local markets.

By contrast, the fund’s performance was negatively impacted by the underweight to Venezuela quasi-sovereigns, Turkish local currency sovereign exposure and a Mexican local currency corporate position.

TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	9

Emerging Markets Debt Fund

Performance as of April 30, 2017

Emerging Markets Debt Fund			Total return		Average annual total return		Annual operating expenses*
	Ticker	Inception date	6 months	1 year	since inception		gross	net
Institutional Class	TEDNX	9/26/14	4.11%	12.74%	5.66%		0.68%	0.65%
Advisor Class	TEDHX	12/4/15	4.10	12.80	5.66	†	0.78	0.75
Premier Class	TEDPX	9/26/14	4.04	12.48	5.46		0.84	0.80
Retirement Class	TEDTX	9/26/14	3.98	12.49	5.37		0.93	0.90
Retail Class	TEDLX	9/26/14	4.00	12.48	5.31		1.01	0.99
JP Morgan Emerging Markets Bond Index Global Diversified		—	2.45	8.62	5.93	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

10	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

Emerging Markets Debt Fund

Expense example

Six months ended April 30, 2017

Emerging Markets Debt Fund	Beginning account value (11/1/16)	Ending account value (4/30/17)	Expenses paid during period (11/1/16–4/30/17	* )
Actual return
Institutional Class	$1,000.00	$1,041.12	$3.29
Advisor Class	1,000.00	1,040.98	3.39
Premier Class	1,000.00	1,040.45	4.05
Retirement Class	1,000.00	1,039.83	4.55
Retail Class	1,000.00	1,040.01	5.06
5% annual hypothetical return
Institutional Class	1,000.00	1,021.57	3.26
Advisor Class	1,000.00	1,021.47	3.36
Premier Class	1,000.00	1,020.83	4.01
Retirement Class	1,000.00	1,020.33	4.51
Retail Class	1,000.00	1,019.84	5.01

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.65% for the Institutional Class, 0.67% for the Advisor Class, 0.80% for the Premier Class, 0.90% for the Retirement Class and 1.00% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. For more information about this expense example, please see page 8.

TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	11

Emerging Markets Debt Fund

Fund profile

as of 4/30/2017
Net assets	$318.46 million
Number of issues	186
Portfolio turnover rate	69%
Option-adjusted duration*	6.28 years
Average maturity†	10.32 years

*	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
†	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

% of net assets as of 4/30/2017
Foreign government securities	50.0
Corporate bonds	46.5
Short-term investments, other assets & liabilities, net	3.5
Total	100.0

Holdings by country

% of portfolio investments as of 4/30/2017
Brazil	9.4
Turkey	7.8
Mexico	6.7
Indonesia	6.0
South Africa	5.8
Argentina	5.3
Colombia	4.4
Russia	4.2
45 other nations	48.9
Short-term investments	1.5
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 4/30/2017
Less than 1 year	0.9
1–3 years	4.1
3–5 years	18.8
5–10 years	51.9
Over 10 years	24.3
Total	100.0

Holdings by credit quality‡

% of fixed-income investments (excluding short-term investments) as of 4/30/2017
Aaa/AAA	0.6
Aa/AA	0.4
A/A	4.8
Baa/BBB	31.7
Ba/BB	32.6
B/B	24.8
Below B/B	3.3
Non-rated	1.8
Total	100.0

‡	Credit quality ratings are based on the J.P. Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

12	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

International Bond Fund

Performance for the six months ended April 30, 2017

The International Bond Fund returned 0.52% for the Institutional Class, compared with the –0.06% return of its benchmark, the Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged) (“Global Aggregate index”). The table on the following page shows returns for all share classes of the fund.

High yield and emerging markets top other bonds

During the six-month period, global economic growth was synchronized for the first time since the financial crisis. In the U.S., after initial expectations of large pro-growth fiscal stimulus and infrastructure spending that led to a significant upward shift in yields, expectations were tempered in the first quarter of 2017 and U.S. Treasury yields dropped and the U.S. dollar weakened. In March 2017, the Federal Reserve increased rates again and the rate hike was easily absorbed and U.S. Treasuries continued to rally. European government bonds underperformed as the cyclical recovery in the region gained momentum.

In March, the ECB announced no policy change; however, the markets viewed comments from the President of the ECB as disruptive and started to price in a potential change. In Asia, the “yield curve control” policy initiated by the Bank of Japan (BOJ) allowed Japanese government bonds to outperform rates in the United States and Europe. This policy allows the Japanese government bond market to outperform when global yields are rising as the BOJ anchor is not only on the short end but also on the 10-year part of the yield curve. Finally, emerging-markets credit and local markets reversed the U.S. post-election sell-off on the back of improved market sentiment, more stable U.S. rates and strong emerging-markets fund inflows.

Fund advances, outperforms its benchmark

During its first full reporting period—the six months ended April 30, 2017—the fund outperformed its benchmark. Astute asset allocation, security selection and currency exposure all contributed to the strong performance versus the benchmark. Higher allocations to emerging-markets sovereigns and agencies, as well as security selection within the space, were large positive contributors. Within corporates, an allocation to high-yield credit was very accretive to performance while security selection in emerging markets and investment-grade credits had a small positive contribution to performance. The fund’s allocation to unhedged currency (9.0%), in both emerging- and developed-markets currencies, contributed to the outperformance; however, costs associated with hedging some of the currency exposures proved to be a drag on performance. The fund’s yield curve positioning underperformed the benchmark driven by the longer-duration exposure to certain European government bonds and shorter-duration bias in United Kingdom gilts.

TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	13

International Bond Fund

Performance as of April 30, 2017

International Bond Fund			Total return			Annual operating expenses*
	Ticker	Inception date	6 months	since inception		gross	net
Institutional Class	TIBWX	8/5/16	0.52%	–0.78%		0.69%	0.65%
Advisor Class	TIBNX	8/5/16	0.59	–0.72		0.79	0.75
Premier Class	TIBLX	8/5/16	0.53	–0.78		0.84	0.80
Retirement Class	TIBVX	8/5/16	0.50	–0.91		0.94	0.90
Retail Class	TIBEX	8/5/16	0.44	–0.97		1.04	1.00
Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged)		—	–0.06	–1.01	†	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	Performance is calculated from the inception date of the Institutional Class.

14	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

International Bond Fund

Expense example

Six months ended April 30, 2017

International Bond Fund	Beginning account value (11/1/16)	Ending account value (4/30/17)	Expenses paid during period (11/1/16–4/30/17	* )
Actual return
Institutional Class	$1,000.00	$1,005.25	$3.23
Advisor Class	1,000.00	1,005.91	3.23
Premier Class	1,000.00	1,005.29	3.98
Retirement Class	1,000.00	1,005.00	4.47
Retail Class	1,000.00	1,004.41	4.57
5% annual hypothetical return
Institutional Class	1,000.00	1,021.57	3.26
Advisor Class	1,000.00	1,021.57	3.26
Premier Class	1,000.00	1,020.83	4.01
Retirement Class	1,000.00	1,020.33	4.51
Retail Class	1,000.00	1,020.23	4.61

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.65% for the Institutional Class, 0.65% for the Advisor Class, 0.80% for the Premier Class, 0.90% for the Retirement Class and 0.92% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. For more information about this expense example, please see page 8.

TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	15

International Bond Fund

Fund profile

as of 4/30/2017
Net assets	$294.26 million
Number of issues	225
Portfolio turnover rate	64%
Option-adjusted duration*	7.32 years
Average maturity†	8.72 years

*	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
†	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

% of net assets as of 4/30/2017
Foreign government securities	67.3
Corporate bonds	27.8
Bank loan obligations	2.0
Short-term investments, other assets & liabilities, net	2.9
Total	100.0

Holdings by country

% of portfolio investments as of 4/30/2017
Japan	14.5
United States	11.0
United Kingdom	9.4
Italy	4.9
France	4.7
Spain	4.1
Korea	3.7
Canada	3.5
36 other nations	37.0
Short-term investments	7.2
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 4/30/2017
Less than 1 year	0.5
1–3 years	10.2
3–5 years	23.1
5–10 years	44.2
Over 10 years	22.0
Total	100.0

Holdings by credit quality‡

% of fixed-income investments (excluding short-term investments) as of 4/30/2017
Aaa/AAA	12.5
Aa/AA	18.5
A/A	25.7
Baa/BBB	25.8
Ba/BB	8.4
B/B	8.0
Below B/B	0.6
Non-rated	0.5
Total	100.0

‡	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

16	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

Summary portfolio of investments (unaudited)

Emerging Markets Debt Fund  ■  April 30, 2017

Principal		Issuer		Value	% of net assets
BONDS

CORPORATE BONDS

ARGENTINA
$2,020,000	g	AES Argentina Generacion S.A.	7.750%, 02/02/24	$2,110,072	0.7%
2,000,000	g	Genneia S.A.	8.750%, 01/20/22	2,145,000	0.7
2,000,000	g	Pampa Energia S.A.	7.500%, 01/24/27	2,130,000	0.7
		Other		3,006,375	0.9
				9,391,447	3.0
AZERBAIJAN				1,387,617	0.4
BRAZIL
2,050,000	g	GTL Trade Finance, Inc	5.893%, 04/29/24	2,088,950	0.7
2,000,000	g	MARB BondCo plc	7.000%, 03/15/24	2,022,400	0.6
4,850,000		Petrobras Global Finance BV	5.625%–7.375%, 01/17/22–05/20/43	4,760,078	1.5
		Other		9,596,939	3.0
				18,468,367	5.8
CHILE
2,550,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.875%, 11/04/44	2,597,645	0.8
2,000,000	g	Latam Finance Ltd	6.875%, 04/11/24	2,031,000	0.6
		Other		1,703,290	0.5
				6,331,935	1.9
CHINA				1,921,875	0.6
COLOMBIA
2,000,000	g	Colombia Telecomunicaciones S.A. ESP	5.375%, 09/27/22	2,030,000	0.6
		Other		5,071,560	1.6
				7,101,560	2.2
COSTA RICA				1,855,296	0.6
CROATIA				1,073,983	0.3
DOMINICAN REPUBLIC				1,606,320	0.5
INDIA				3,101,473	1.0
INDONESIA
2,100,000	g	Indo Energy Finance II BV	6.375%, 01/24/23	2,005,319	0.6
1,930,000	g	Pertamina Persero PT	4.300%, 05/20/23	1,985,765	0.6
		Other		7,469,409	2.4
				11,460,493	3.6
JAMAICA				1,169,126	0.3
KAZAKHSTAN
2,000,000	g	KazMunayGas National Co JSC	4.750%, 04/19/27	1,987,500	0.6
		Other		6,520,991	1.9
				8,508,491	2.5
LUXEMBOURG				3,272,001	1.1
MALAYSIA				1,523,979	0.5

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	17

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund  ■  April 30, 2017

Principal		Issuer		Value	% of net assets
MEXICO
$1,800,000	g	Cemex SAB de C.V.	7.750%, 04/16/26	$2,052,000	0.6%
2,000,000	i	Grupo Financiero Santander Mexico SAB de C.V.	8.500%, 12/30/49	2,135,052	0.7
3,075,000	g	Petroleos Mexicanos	6.500%, 03/13/27	3,328,688	1.1
		Other		11,575,330	3.7
				19,091,070	6.1
NETHERLANDS
1,800,000	g	GTH Finance BV	7.250%, 04/26/23	1,971,000	0.6
				1,971,000	0.6
NIGERIA
2,000,000	g	IHS Netherlands Holdco BV	9.500%, 10/27/21	2,085,740	0.6
		Other		1,592,336	0.5
				3,678,076	1.1
PANAMA				1,355,250	0.4
PERU				2,856,875	0.9
RUSSIA				8,064,639	2.6
SOUTH AFRICA
4,000,000	g	Eskom Holdings SOC Ltd	5.750%, 01/26/21	4,024,332	1.3
2,775,000	g	Gold Fields Orogen Holding BVI Ltd	4.875%, 10/07/20	2,824,950	0.9
3,200,000	g	Transnet SOC Ltd	4.000%, 07/26/22	3,117,043	1.0
		Other		1,542,975	0.5
				11,509,300	3.7
TRINIDAD AND TOBAGO				543,384	0.2
TURKEY
1,900,000	g,i	Akbank TAS	7.200%, 03/16/27	2,022,920	0.6
		Other		5,758,426	1.8
				7,781,346	2.4
UKRAINE
3,300,000	g	MHP S.A.	7.750%–8.250%, 04/02/20–05/10/24	3,382,452	1.1
2,000,000	g	Ukreximbank Via Biz Finance plc	9.625%, 04/27/22	2,033,000	0.7
2,000,000	g	Ukreximbank Via Biz Finance plc	9.750%, 01/22/25	1,998,000	0.6
				7,413,452	2.4
UNITED KINGDOM
2,050,000	g	Tullow Oil plc	6.000%, 11/01/20	1,993,625	0.6
				1,993,625	0.6
UNITED STATES				796,552	0.3
URUGUAY				1,650,677	0.5
VENEZUELA				1,211,262	0.4
			TOTAL CORPORATE BONDS (Cost $144,991,579)	148,090,471	46.5

18	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund  ■  April 30, 2017

	Principal		Issuer		Value	% of net assets
GOVERNMENT BONDS
	ANGOLA				$1,546,293	0.5%
	ARGENTINA
	$3,450,000		Argentine Republic Government
			International Bond	5.625%–6.875%, 01/26/22–01/26/27	3,618,675	1.1
	3,350,000	g	Provincia de Buenos Aires	7.875%, 06/15/27	3,497,165	1.1
					7,115,840	2.2
	AZERBAIJAN
	3,000,000	g	Southern Gas Corridor CJSC	6.875%, 03/24/26	3,313,632	1.0
					3,313,632	1.0
	BAHRAIN				884,377	0.3
	BARBADOS				1,230,000	0.4
	BRAZIL
BRL	13,150,000		Brazil Notas do Tesouro Nacional Serie F	10.000%, 01/01/21	4,159,604	1.3
	$2,910,000		Brazilian Government
			International Bond	4.250%–7.125%, 01/07/25–01/20/37	3,065,225	1.0
			Other		2,469,816	0.8
					9,694,645	3.1
	COLOMBIA
	4,900,000		Colombia Government International Bond	5.000%, 06/15/45	4,949,000	1.6
			Other		1,781,074	0.6
					6,730,074	2.2
	COSTA RICA
	2,500,000	g	Costa Rica Government International Bond	7.158%, 03/12/45	2,600,000	0.8
					2,600,000	0.8
COTE D’IVOIRE					893,163	0.3
	CROATIA				1,960,583	0.6
DOMINICAN REPUBLIC
	83,760,000	g	Dominican Republic International Bond	5.875%–11.250%, 04/18/24–04/30/44	6,954,200	2.2
					6,954,200	2.2
	ECUADOR
	2,350,000	g	Ecuador Government International Bond	9.650%, 12/13/26	2,391,125	0.7
	2,000,000		Ecuador Government International Bond	9.650%, 12/13/26	2,035,000	0.6
			Other		1,356,250	0.4
					5,782,375	1.7
	EGYPT				3,222,179	1.1
EL SALVADOR
	2,750,000	g	El Salvador Government International Bond	5.875%, 01/30/25	2,461,250	0.8
	1,950,000	g	El Salvador Government International Bond	8.625%, 02/28/29	1,969,500	0.6
			Other		394,013	0.1
					4,824,763	1.5

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	19

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund  ■  April 30, 2017

Principal		Issuer		Value	% of net assets
GHANA				$1,633,785	0.5%
GUATEMALA				1,376,026	0.4
HONDURAS				621,768	0.2
INDONESIA
$2,355,000	g	Indonesia Government International Bond	4.125%, 01/15/25	2,425,747	0.8
2,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400%, 03/29/22	2,015,000	0.6
		Other		2,782,685	0.8
				7,223,432	2.2
JAMAICA				1,930,862	0.6
JORDAN
2,000,000	g	Jordan Government International Bond	5.750%, 01/31/27	1,979,008	0.6
				1,979,008	0.6
KOREA, REPUBLIC OF				1,284,122	0.4
LEBANON
2,000,000		Lebanon Government International Bond	6.650%, 02/26/30	1,996,560	0.6
		Other		2,989,831	0.9
				4,986,391	1.5
MALAYSIA				1,859,518	0.6
MEXICO				1,685,264	0.5
MONGOLIA
3,700,000	g	Mongolia Government International Bond	5.125%–10.875%, 04/06/21–03/09/24	3,929,976	1.2
				3,929,976	1.2
MOROCCO
2,800,000	g	Morocco Government International Bond	5.500%, 12/11/42	3,037,194	1.0
				3,037,194	1.0
NAMIBIA				1,241,239	0.4
OMAN
1,850,000	g	Oman Government International Bond	6.500%, 03/08/47	1,991,906	0.6
		Other		1,226,476	0.4
				3,218,382	1.0
PANAMA				1,809,500	0.6
PARAGUAY
2,750,000	g	Republic of Paraguay	6.100%, 08/11/44	2,963,125	0.9
		Other		550,260	0.2
				3,513,385	1.1
PERU				4,518,573	1.5

20	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund  ■  April 30, 2017

Principal			Issuer		Value	% of net assets
REPUBLIC OF SERBIA
	$3,100,000	g,p	Republic of Serbia	4.875%, 02/25/20	$3,231,927	1.0%
			Other		1,496,871	0.5
					4,728,798	1.5
RUSSIA
RUB	162,500,000		Russian Federal Bond - OFZ	7.000%, 08/16/23	2,764,533	0.9
			Other		2,265,633	0.7
					5,030,166	1.6
SOUTH AFRICA
	$2,350,000	p	South Africa Government International Bond	5.875%, 09/16/25	2,539,387	0.8
ZAR	39,100,000		South Africa Government International Bond	7.000%, 02/28/31	2,432,484	0.8
			Other		1,524,803	0.5
					6,496,674	2.1
SRI LANKA
	$3,100,000	g	Sri Lanka Government International Bond	5.750%–6.850%, 01/18/22–11/03/25	3,238,977	1.0
					3,238,977	1.0
SUPRANATIONAL					1,857,500	0.6
TRINIDAD AND TOBAGO					1,304,276	0.4
TUNISIA					1,694,833	0.5
TURKEY
	2,300,000		Turkey Government International Bond	3.250%, 03/23/23	2,157,579	0.7
	4,675,000		Turkey Government International Bond	6.000%, 03/25/27	5,009,164	1.6
	1,975,000		Turkey Government International Bond	6.625%, 02/17/45	2,213,497	0.7
	8,935,000		Turkey Government International Bond	6.875%–10.500%, 11/07/19–03/17/36	4,225,261	1.3
			Other		2,876,486	0.9
					16,481,987	5.2
UKRAINE
	2,950,000	g	Ukraine Government International Bond	7.750%, 09/01/27	2,750,226	0.9
			Other		3,012,856	0.9
					5,763,082	1.8
URUGUAY
	3,450,000		Uruguay Government International Bond	5.100%, 06/18/50	3,432,750	1.1
			Other		647,515	0.2
					4,080,265	1.3
VENEZUELA					1,606,731	0.5
VIETNAM					1,359,934	0.4

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	21

Summary portfolio of investments (unaudited)	concluded

Emerging Markets Debt Fund  ■  April 30, 2017

Principal		Issuer		Value	% of net assets
ZAMBIA
$2,000,000	g	Zambia Government International Bond	8.500%, 04/14/24	$2,099,302	0.7%
		Other		800,775	0.2
				2,900,077	0.9
			TOTAL GOVERNMENT BONDS (Cost $155,243,700)	159,143,849	50.0
			TOTAL BONDS (Cost $300,235,279)	307,234,320	96.5

SHORT-TERM INVESTMENTS
EGYPT				1,560,462	0.5
UNITED STATES
2,250,000		Federal Home Loan Bank (FHLB)	0.680%, 05/01/17	2,250,000	0.7
				2,250,000	0.7
URUGUAY				962,746	0.3
			TOTAL SHORT-TERM INVESTMENTS (Cost $4,741,743)	4,773,208	1.5
			TOTAL PORTFOLIO (Cost $304,977,022)	312,007,528	98.0
			OTHER ASSETS & LIABILITIES, NET	6,450,982	2.0
			NET ASSETS	$318,458,510	100.0%

Abbreviation(s):

BRL	Brazilian Real
RUB	Russian Ruble
ZAR	South African Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/17, the aggregate value of these securities, including those in “Other,” was $227,210,632 or 71.3% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
p	All or a portion of these securities have been segregated to cover requirements on open forward foreign currency contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent less than 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations

22	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Summary of market values by sector (unaudited)

Emerging Markets Debt Fund  ■  April 30, 2017

Sector	Value	% of net assets
GOVERNMENT	$159,143,849	50.0%
UTILITIES	38,384,051	12.1
FINANCIALS	32,083,981	10.1
ENERGY	23,315,715	7.3
INDUSTRIALS	16,627,042	5.2
MATERIALS	13,579,547	4.3
TELECOMMUNICATION SERVICES	9,367,837	2.9
CONSUMER STAPLES	6,437,352	2.0
CONSUMER DISCRETIONARY	5,358,189	1.7
INFORMATION TECHNOLOGY	2,936,757	0.9
SHORT-TERM INVESTMENTS	4,773,208	1.5
OTHER ASSETS & LIABILITIES, NET	6,450,982	2.0
NET ASSETS	$318,458,510	100.0%

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	23

Consolidated summary portfolio of investments (unaudited)

International Bond Fund  ■  April 30, 2017

Principal	Issuer		Value	% of net assets
BANK LOAN OBLIGATIONS
CANADA			$748,626	0.3%
IRELAND			760,920	0.3
LUXEMBOURG			874,896	0.3
UNITED STATES			3,404,892	1.1
	TOTAL BANK LOAN OBLIGATIONS (Cost $5,795,437)		5,789,334	2.0
BONDS
CORPORATE BONDS
ARGENTINA			1,018,125	0.3
AUSTRALIA			440,444	0.1
BRAZIL			2,589,925	0.9
CANADA			1,633,829	0.6
CHILE			1,052,032	0.3
CHINA			995,433	0.3
COLOMBIA			1,025,000	0.3
CROATIA			322,195	0.1
FRANCE			2,477,771	0.8
GERMANY			4,509,542	1.5
INDIA			1,014,363	0.3
IRELAND			317,062	0.1
ISRAEL			837,959	0.3
ITALY			1,063,712	0.3
KAZAKHSTAN			1,484,698	0.6
LUXEMBOURG
EUR 1,600,000	Altice Luxembourg S.A.	7.250%, 5/15/22	1,841,090	0.6
			1,841,090	0.6
MEXICO			2,660,338	0.9
NETHERLANDS			3,202,744	1.1
RUSSIA			3,076,450	1.0
SAUDI ARABIA			1,255,675	0.4
SOUTH AFRICA			292,223	0.1
SPAIN			1,472,311	0.5

24	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund  ■  April 30, 2017

Principal		Issuer		Value	% of net assets
SWEDEN
$23,500,000		Skandinaviska Enskilda Banken AB	1.500%, 12/15/21	$2,763,840	1.0%
		Other		332,500	0.1
				3,096,340	1.1
SWITZERLAND				4,308,223	1.6
TURKEY				2,196,571	0.8
UNITED KINGDOM
EUR 1,950,000	g	Virgin Media Finance plc	4.500%, 01/15/25	2,216,509	0.8
		Other		4,791,323	1.7
				7,007,832	2.5
UNITED STATES
2,150,000	g	Adient Global Holdings Ltd	3.500%, 08/15/24	2,396,947	0.8
		Thermo Fisher Scientific, Inc	1.375%, 9/12/18	1,789,565	0.6
		Other		26,391,322	9.0
				30,577,834	10.4

		TOTAL CORPORATE BONDS (Cost $81,428,137)		81,769,721	27.8
GOVERNMENT BONDS
ARGENTINA				1,043,931	0.4
CHF 2,000,000	z	Argentine Government International Bond	3.375%, 10/20/20	2,050,250	0.7
				3,094,181	1.1
AUSTRALIA
AUD 4,325,000		Australia Government International Bond	3.250%, 10/21/18	3,315,755	1.1
2,250,000		Australia Government International Bond	5.750%, 05/15/21	1,932,506	0.7
		Other		2,808,932	1.0
				8,057,193	2.8
BELGIUM
EUR 2,050,000	g	Belgium Government International Bond	1.000%, 06/22/31	2,196,523	0.7
		Other		1,529,412	0.5
				3,725,935	1.2
BERMUDA
$2,700,000	g	Bermuda Government International Bond	4.854%, 02/06/24	2,864,241	1.0
				2,864,241	1.0
BRAZIL
BRL 5,650,000		Brazil Notas do Tesouro Nacional Serie F	1.000%, 1/1/19	1,799,468	0.6
				1,799,468	0.6
CANADA
CAD 2,315,000		Canadian Government International Bond	5.000%, 06/01/37	2,523,308	0.9
2,450,000		Canadian Government International Bond	0.500%, 02/01/19	1,788,488	0.6
2,450,000		Province of British Columbia Canada	2.550% 06/18/27	1,853,317	0.6
		Other		2,315,808	0.8
				8,480,921	2.9
COLOMBIA				1,042,232	0.4

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	25

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund  ■  April 30, 2017

Principal		Issuer		Value	% of net assets
DENMARK				$750,955	0.3%
EGYPT				1,618,935	0.5
FRANCE
EUR 3,650,000		France Government Bond OAT	1.500%, 05/25/31	4,131,869	1.4
2,340,000		French Republic Government Bond OAT	1.000%, 05/25/21	2,578,797	0.9
		Other		5,292,067	1.9
				12,002,733	4.2
GERMANY				2,338,838	0.8
HONDURAS				1,501,087	0.5
INDIA				1,475,338	0.5
INDONESIA				3,689,330	1.3
IRELAND
EUR 1,840,000		Ireland Government International Bond	1.000%, 05/15/26	2,029,606	0.7
		Other		1,426,848	0.5
				3,456,454	1.2
ISRAEL
ILS 5,250,000		Israel Government Bond-Fixed	5.500%, 01/31/42	1,981,052	0.7
				1,981,052	0.7
ITALY
EUR 6,380,000		Italy Buoni Poliennali Del Tesoro	0.450%, 06/01/21	6,901,098	2.3
2,560,000	g	Italy Buoni Poliennali Del Tesoro	4.750%, 08/01/23	3,348,189	1.1
1,865,000		Italy Buoni Poliennali Del Tesoro	2.200%, 06/01/27	2,038,029	0.7
		Other		1,696,020	0.6
				13,983,336	4.7
JAPAN
JPY 738,150,000		Japan Government Five Year Bond	0.200%, 06/20/19	6,676,710	2.3
650,450,000		Japan Government Ten Year Bond	0.100%, 09/20/26	5,891,895	2.0
374,950,000		Japan Government Thirty Year Bond	2.500%, 09/20/34	4,529,204	1.5
457,700,000		Japan Government Thirty Year Bond	0.500%, 09/20/46	3,808,043	1.3
404,600,000		Japan Government Twenty Year Bond	1.900%, 03/22/21	3,923,032	1.3
490,000,000		Japan Government Twenty Year Bond	2.100%, 03/20/26	5,226,396	1.8
229,000,000		Japan Government Twenty Year Bond	1.800%, 09/20/31	2,503,895	0.9
470,000,000		Japan Government Twenty Year Bond	0.600%, 12/20/36	4,249,723	1.4
		Other		6,600,117	2.1
				43,409,015	14.6
KOREA, REPUBLIC OF KRW
4,068,000,000		Korea Treasury Bond	1.750%, 12/10/18	3,585,342	1.2
2,128,400,000		Korea Treasury Bond	2.00%, 10/11/21	1,884,553	0.6
6,234,500,000		Korea Treasury Bond	1.375%, 09/10/21	5,372,047	1.8
		Other		484,575	0.2
				11,326,517	3.8

26	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund  ■  April 30, 2017

Principal		Issuer		Value	% of net assets
LEBANON
$2,250,000		Lebanon Government International Bond	6.850%, 3/23/27	$2,306,250	0.8%
				2,306,250	0.8
MEXICO				2,468,603	0.9
MONGOLIA				1,494,000	0.5
NEW ZEALAND				404,546	0.1
NORWAY
NOK 14,700,000	g	Norway Government International Bond	3.750%, 05/25/21	1,900,796	0.6
		Other		1,006,465	0.4
				2,907,261	1.0
PERU				1,635,953	0.6
POLAND
PLN 8,165,000		Poland Government International Bond	4.000%, 10/25/23	2,219,317	0.8
		Other		1,056,610	0.4
				3,275,927	1.2
RUSSIA
RUB 150,500,000		Russian Federal Bond - OFZ	7.000%, 01/25/23	2,574,660	0.9
				2,574,660	0.9
SAUDI ARABIA
$2,200,000	g	Saudi Government International Bond	2.375%, 10/26/21	2,162,446	0.7
				2,162,446	0.7
SOUTH AFRICA
ZAR 41,250,000		South Africa Government International Bond	7.000%–10.500%, 12/21/26–01/31/44	2,974,814	1.0
				2,974,814	1.0
SPAIN
EUR 2,210,000		Spain Government International Bond	0.400%, 04/30/22	2,403,652	0.8
1,675,000	g	Spain Government International Bond	2.750%, 10/31/24	2,030,030	0.7
1,500,000	g	Spain Government International Bond	4.200%, 01/31/37	2,046,793	0.7
2,925,000	g	Spain Government International Bond	0.750%–4.400%, 07/30/21–10/31/46	3,438,148	1.2
		Other		1,308,760	0.4
				11,227,383	3.8
SUPRANATIONAL
INR 192,300,000		Asian Development Bank	6.200%, 10/06/26	2,959,665	1.0
		Other		4,127,037	1.4
				7,086,702	2.4
SWEDEN
SEK 15,450,000		Kommunivest I Sverige AB	0.100%, 9/15/21	1,800,046	0.6
		Other		1,651,934	0.5
				3,451,980	1.1

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	27

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund  ■  April 30, 2017

Principal	Issuer		Value	% of net assets
THAILAND
THB 90,000,000	Thailand Government International Bond	1.875%, 06/17/22	$2,562,250	0.9%
			2,562,250	0.9
TRINIDAD AND TOBAGO			893,670	0.3
TURKEY			2,008,532	0.6
UNITED KINGDOM
GBP 2,075,000	United Kingdom Gilt	1.750%, 07/22/19	2,787,827	0.9
3,860,000	United Kingdom Gilt	1.500%, 01/22/21	5,229,944	1.7
1,600,000	United Kingdom Gilt	0.500%, 07/22/22	2,073,251	0.7
1,580,000	United Kingdom Gilt	4.750%, 12/07/30	2,918,253	1.0
2,025,000	United Kingdom Gilt	4.250%, 03/07/36	3,731,230	1.3
4,275,000	United Kingdom Gilt	1.500%, 07/22/47	5,262,132	1.8
			22,002,637	7.4
		TOTAL GOVERNMENT BONDS (Cost $200,274,078)	198,035,375	67.3
		TOTAL BONDS (Cost $281,702,215)	279,805,096	95.1
SHORT-TERM INVESTMENTS
UNITED STATES
$22,200,000	Federal Home Loan Bank (FHLB)	0.680%, 05/01/17	22,200,000	7.5
			22,200,000	7.5
		TOTAL SHORT-TERM INVESTMENTS (Cost $22,200,000)	22,200,000	7.5
		TOTAL PORTFOLIO (Cost $309,697,652)	307,794,430	104.6
	OTHER ASSETS & LIABILITIES, NET		(13,531,208)	(4.6)
		NET ASSETS	$294,263,222	100.0%

Abbreviation(s):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
ZAR	South African Rand

28	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments (unaudited)	concluded

International Bond Fund  ■  April 30, 2017

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/17, the aggregate value of these securities, including those in “Other,” was $67,847,443 or 23.1% of net assets.
z	All or a portion of this security is owned by TIAA-CREF International Bond Fund Offshore Limited which is a 100% owned subsidiary of the Fund (see Note 1).

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent less than 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Consolidated summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	29

Consolidated summary of market values by sector (unaudited)

International Bond Fund  ■  April 30, 2017

Sector	Value	% of net assets
GOVERNMENT	$198,035,375	67.3%
FINANCIALS	18,201,970	6.2
CONSUMER DISCRETIONARY	13,697,295	4.7
ENERGY	9,954,644	3.5
UTILITIES	9,493,037	3.3
INDUSTRIALS	8,086,417	2.7
MATERIALS	6,900,189	2.3
HEALTH CARE	6,580,190	2.2
TELECOMMUNICATION SERVICES	5,250,081	1.8
CONSUMER STAPLES	4,820,437	1.6
INFORMATION TECHNOLOGY	2,455,902	0.8
REAL ESTATE	2,118,893	0.7
SHORT-TERM INVESTMENTS	22,200,000	7.5
OTHER ASSETS & LIABILITIES, NET	(13,531,208)	(4.6)
NET ASSETS	$294,263,222	100.0%

30	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Statement of assets and liabilities (unaudited)

TIAA-CREF Funds ■ April 30, 2017

	Emerging Markets	International
	Debt Fund	Bond Fund**
ASSETS
Portfolio investments, at value†	$312,007,528	$307,794,430
Cash	18,302	9,356
Cash – foreign^	—	955
Receivable from securities transactions	7,180,560	2,515,773
Receivable from forward foreign currency contracts	3,500,000	214,868,827
Receivable from Fund shares sold	3,708,607	191
Unrealized appreciation on forward foreign currency contracts	61,731	—
Dividends and interest receivable	4,546,065	2,479,177
Other	4,740	816
Total assets	331,027,533	527,669,525

LIABILITIES
Management fees payable	23,640	22,975
Service agreement fees payable	294	71
Distribution fees payable	265	385
Due to affiliates	28,501	67,133
Payable for securities transactions	8,814,279	5,957,725
Payable for forward foreign currency contracts	3,500,000	214,868,827
Payable for Fund shares redeemed	47,142	10,496,769
Payable for trustee compensation	7,077	3,055
Unrealized depreciation on forward foreign currency contracts	76,867	1,941,478
Accrued expenses and other payables	70,958	47,885
Total liabilities	12,569,023	233,406,303
NET ASSETS	$318,458,510	$294,263,222

NET ASSETS CONSIST OF:
Paid-in-capital	$307,263,250	$300,678,833
Undistributed net investment income (loss)	2,688,303	(280,605)
Accumulated net realized gain (loss) on total investments	1,489,690	(2,315,065)
Net unrealized appreciation (depreciation) on total investments	7,017,267	(3,819,941)
NET ASSETS	$318,458,510	$294,263,222

INSTITUTIONAL CLASS:
Net assets	$308,369,974	$288,937,836
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	30,146,109	29,900,970
Net asset value per share	$10.23	$9.66

ADVISOR CLASS:
Net assets	$119,619	$968,929
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	11,682	100,230
Net asset value per share	$10.24	$9.67

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	31

Statement of assets and liabilities (unaudited)	concluded

TIAA-CREF Funds ■ April 30, 2017

	Emerging Markets	International
	Debt Fund	Bond Fund**
PREMIER CLASS:
Net assets	$268,935	$966,595
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	26,312	100,000
Net asset value per share	$10.22	$9.67

RETIREMENT CLASS:
Net assets	$8,498,771	$2,085,123
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	831,310	215,809
Net asset value per share	$10.22	$9.66

RETAIL CLASS:
Net assets	$1,201,211	$1,304,739
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	117,435	135,019
Net asset value per share	$10.23	$9.66
** Consolidated statement of assets and liabilities (see Note 1)
† Portfolio investments, cost	$304,977,022	$309,697,652
^ Foreign cash, cost	$—	$955

32	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Statement of operations (unaudited)

TIAA-CREF Funds ■ For the period ended April 30, 2017

	Emerging Markets	International
	Debt Fund	Bond Fund**
INVESTMENT INCOME
Interest*	$9,445,324	$3,007,595
Total income	9,445,324	3,007,595

EXPENSES
Management fees	817,931	761,055
Shareholder servicing — Institutional Class	422	135
Shareholder servicing — Advisor Class	10	8
Shareholder servicing — Premier Class	9	18
Shareholder servicing — Retirement Class	8,643	1,989
Shareholder servicing — Retail Class	2,164	137
Distribution fees — Premier Class	190	713
Distribution fees — Retail Class	1,412	1,493
Administrative service fees	33,862	34,478
Trustee fees and expenses	2,009	2,014
Other expenses	117,395	114,839
Total expenses	984,047	916,879
Less: Expenses reimbursed by the investment adviser	(6,131)	(12,654)
Net expenses	977,916	904,225
Net investment income (loss)	8,467,408	2,103,370

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments‡	1,819,322	(2,140,632)
Forward foreign currency contracts	11,320	2,829,609
Swap contracts	325,737	—
Foreign currency transactions	(351,558)	(3,001,822)
Net realized gain (loss) on total investments	1,804,821	(2,312,845)
Change in unrealized appreciation (depreciation) on:
Portfolio investments	3,155,805	4,451,580
Forward foreign currency contracts	(10,351)	(1,432,586)
Swap contracts	(163,799)	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	6,637	50,212
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	2,988,292	3,069,206
Net realized and unrealized gain (loss) on total investments	4,793,113	756,361
Net increase (decrease) in net assets from operations	$13,260,521	$2,859,731
* Net foreign withholding taxes of unaffiliated issuers	$19,565	$19,287
** Consolidated statement of operations (see Note 1)
‡ Includes net change in unrealized foreign capital gains taxes of	$(6,964)	$—

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	33

Statements of changes in net assets (unaudited)

TIAA-CREF Funds ■ For the period or year ended

		Emerging Markets Debt Fund		International Bond Fund**
		April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016*
		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$8,467,408	$13,958,656	$2,103,370	$274,509
Net realized gain (loss) on total investments		1,804,821	1,362,148	(2,312,845)	4,328,338
Net change in unrealized appreciation (depreciation) on total investments		2,988,292	15,851,767	3,069,206	(6,889,147)
Net increase (decrease) in net assets from operations		13,260,521	31,172,571	2,859,731	(2,286,300)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(7,010,641)	(12,460,423)	(6,731,827)	—
	Advisor Class†	(2,693)	(4,270)	(24,645)	—
	Premier Class	(5,957)	(52,701)	(24,035)	—
	Retirement Class	(152,339)	(247,071)	(39,064)	—
	Retail Class	(26,280)	(86,082	(28,195)	—
From realized gains:	Institutional Class	(663,719)	—	(139,676)	—
	Advisor Class†	(257)	—	(549)	—
	Premier Class	(586)	—	(549)	—
	Retirement Class	(14,115)	—	(835)	—
	Retail Class	(2,962)	—	(648)	—
Total distributions		(7,879,549)	(12,850,547)	(6,990,023)	—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	58,152,008	120,322,151	96,739,577	252,309,617
	Advisor Class†	5,000	99,983	2,200	1,000,000
	Premier Class	7,754	5,171	—	1,000,000
	Retirement Class	3,181,992	7,197,427	737,109	1,408,246
	Retail Class	574,460	1,464,599	226,960	1,158,430
Reinvestments of distributions:	Institutional Class	959,625	362,028	141,313	—
	Advisor Class†	49	—	15	—
	Premier Class	203	69	—	—
	Retirement Class	166,206	195,186	15,579	—
	Retail Class	28,817	34,582	4,595	—
Redemptions:	Institutional Class	(29,679,339)	(75,087,480)	(31,308,232)	(22,673,141)
	Premier Class	—	(782,645)	—	—
	Retirement Class	(2,557,485)	(2,489,993)	(31,371)	(1,626)
	Retail Class	(964,905)	(1,300,293)	(49,457)	—
Net increase (decrease) from shareholder transactions		29,874,385	50,020,785	66,478,288	234,201,526
Net increase (decrease) in net assets		35,255,357	68,342,809	62,347,996	231,915,226
NET ASSETS
Beginning of period		283,203,153	214,860,344	231,915,226	—
End of period		$318,458,510	$283,203,153	$294,263,222	$231,915,226
Undistributed net investment income (loss) included in net assets		$2,688,303	$1,418,805	$(280,605)	$4,463,791

34	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	35

Statements of changes in net assets (unaudited)	concluded

TIAA-CREF Funds ■ For the period or year ended

		Emerging Markets Debt Fund		International Bond Fund**
		April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016*
		(unaudited )		(unaudited )
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	5,901,728	12,361,920	10,083,499	25,346,143
	Advisor Class†	497	11,180	228	100,000
	Premier Class	773	511	—	100,000
	Retirement Class	318,983	736,654	76,680	140,938
	Retail Class	57,579	146,664	23,741	115,978
Shares reinvested:	Institutional Class	99,566	36,849	14,967	—
	Advisor Class†	5	—	2	—
	Premier Class	21	7	—	—
	Retirement Class	17,004	20,037	1,642	—
	Retail Class	2,960	3,536	484	—
Shares redeemed:	Institutional Class	(2,975,501)	(7,755,386)	(3,248,286)	(2,295,354)
	Premier Class	—	(77,284)	—	—
	Retirement Class	(261,900)	(250,890)	(3,287)	(163)
	Retail Class	(98,931)	(128,799)	(5,184)	—
Net increase (decrease) from shareholder transactions		3,062,784	5,104,999	6,944,486	23,507,542
*	For the period August 5, 2016 to October 31, 2016
**	Consolidated statement of changes in net assets (see Note 1)
†	Advisor Class commenced operations on December 4, 2015.

36	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	37

Financial highlights

TIAA-CREF Funds

		Selected per share data
			Gain (loss) from investment operations										Ratios and supplemental data
					Net realized										Ratios to average net assets
For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets		Net
period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
EMERGING MARKETS DEBT FUND
Institutional Class:
4/30/17	#	$10.09	$0.28		$ 0.12	$ 0.40	$(0.24)	$(0.02)	$(0.26)	$10.23	4.11%[b]		$308,370		0.65%[c]		0.65%[c]		5.70%[c]		69%[b]
10/31/16		9.36	0.57		0.69	1.26	(0.53)	—	(0.53)	10.09	13.93		273,626		0.68		0.65		6.02		125
10/31/15		10.04	0.51		(0.83)	(0.32)	(0.36)	—	(0.36)	9.36	(3.15)		210,295		0.66		0.65		5.35		115
10/31/14	*	10.00	0.04		0.00 [d]	0.04	—	—	—	10.04	0.40	[b]	53,371		8.89	[c]	0.65	[c]	4.07	[c]	3	[b]
Advisor Class:
4/30/17	#	10.10	0.28		0.12	0.40	(0.24)	(0.02)	(0.26)	10.24	4.10	[b]	120		0.67	[c]	0.67	[c]	5.68	[c]	69	[b]
10/31/16	‡	9.27	0.52		0.83	1.35	(0.52)	—	(0.52)	10.10	15.05	[b]	113		0.70	[c]	0.67	[c]	6.00	[c]	125
Premier Class:
4/30/17	#	10.08	0.27		0.12	0.39	(0.23)	(0.02)	(0.25)	10.22	4.04	[b]	269		0.81	[c]	0.80	[c]	5.54	[c]	69	[b]
10/31/16		9.35	0.56		0.68	1.24	(0.51)	—	(0.51)	10.08	13.78		257		0.84		0.80		5.91		125
10/31/15		10.04	0.49		(0.84)	(0.35)	(0.34)	—	(0.34)	9.35	(3.44)		957		0.86		0.80		5.09		115
10/31/14	*	10.00	0.04		0.00 [d]	0.04	—	—	—	10.04	0.40	[b]	1,004		10.26	[c]	0.80	[c]	3.70	[c]	3	[b]
Retirement Class:
4/30/17	#	10.08	0.27		0.12	0.39	(0.23)	(0.02)	(0.25)	10.22	3.98	[b]	8,499		0.90	[c]	0.90	[c]	5.46	[c]	69	[b]
10/31/16		9.35	0.55		0.69	1.24	(0.51)	—	(0.51)	10.08	13.69		7,635		0.93		0.90		5.66		125
10/31/15		10.04	0.49		(0.84)	(0.35)	(0.34)	—	(0.34)	9.35	(3.51)		2,351		0.94		0.90		5.09		115
10/31/14	*	10.00	0.04		0.00 [d]	0.04	—	—	—	10.04	0.40	[b]	1,218		10.22	[c]	0.90	[c]	3.70	[c]	3	[b]
Retail Class:
4/30/17	#	10.08	0.26		0.13	0.39	(0.22)	(0.02)	(0.24)	10.23	4.00	[b]	1,201		1.28	[c]	1.00	[c]	5.33	[c]	69	[b]
10/31/16		9.35	0.54		0.69	1.23	(0.50)	—	(0.50)	10.08	13.61		1,571		1.01		0.99		5.63		125
10/31/15		10.04	0.48		(0.84)	(0.36)	(0.33)	—	(0.33)	9.35	(3.59)		1,257		0.97		0.97		4.96		115
10/31/14	*	10.00	0.03		0.01	0.04	—	—	—	10.04	0.40	[b]	1,114		10.33	[c]	1.00	[c]	3.53	[c]	3	[b]
INTERNATIONAL BOND FUND**
Institutional Class:
4/30/17	#	9.87	0.07		(0.02)	0.05	(0.25)	(0.01)	(0.26)	9.66	0.52	[b]	288,938		0.66	[c]	0.65	[c]	1.52	[c]	64	[b]
10/31/16	†	10.00	0.03		(0.16)	(0.13)	—	—	—	9.87	(1.30)[b]		227,410		1.82	[c]	0.65	[c]	1.28	[c]	18	[b]
Advisor Class:
4/30/17	#	9.87	0.07		(0.01)	0.06	(0.25)	(0.01)	(0.26)	9.67	0.59	[b]	969		0.66	[c]	0.65	[c]	1.50	[c]	64	[b]
10/31/16†		10.00	0.02		(0.15)	(0.13)	—	—	—	9.87	(1.30)[b]		987		1.96	[c]	0.80	[c]	0.94	[c]	18	[b]
Premier Class:
4/30/17	#	9.87	0.06		(0.01)	0.05	(0.24)	(0.01)	(0.25)	9.67	0.53	[b]	967		0.81	[c]	0.80	[c]	1.35	[c]	64	[b]
10/31/16	†	10.00	0.02		(0.15)	(0.13)	—	—	—	9.87	(1.30)[b]		987		2.50	[c]	0.80	[c]	0.94	[c]	18	[b]
Retirement Class:
4/30/17	#	9.86	0.06		(0.01)	0.05	(0.24)	(0.01)	(0.25)	9.66	0.50	[b]	2,085		0.91	[c]	0.90	[c]	1.26	[c]	64	[b]
10/31/16	†	10.00	0.02		(0.16)	(0.14)	—	—	—	9.86	(1.40)[b]		1,389		2.53	[c]	0.90	[c]	0.84	[c]	18	[b]
Retail Class:
4/30/17	#	9.86	0.06		(0.02)	0.04	(0.23)	(0.01)	(0.24)	9.66	0.44	[b]	1,305		0.93	[c]	0.92	[c]	1.23	[c]	64	[b]
10/31/16	†	10.00	0.02		(0.16)	(0.14)	—	—	—	9.86	(1.40)[b]		1,144		4.29	[c]	1.00	[c]	0.75	[c]	18	[b]

#	Unaudited
*	The Fund commenced operations on September 26, 2014.
**	Consolidated financial highlights (see Note 1).
†	The Fund commenced operations on August 5, 2016.
‡	The Advisor Class commenced operations on December 4, 2015.
a	Based on average shares outstanding.
b	The percentages shown for this period are not annualized.
c	The percentages shown for this period are annualized.
d	Amount represents less than $0.01 per share.

38	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	39

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”), is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Emerging Markets Debt Fund and International Bond Fund (collectively the “Funds” or individually, the “Fund”). The International Bond Fund commenced operations on August 5, 2016.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer five share classes: Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Advisor class was made available for sale by certain Funds on December 4, 2015, pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent

40	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred

TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	41

Notes to financial statements (unaudited)

compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Basis for Consolidation: The International Bond Fund is presented on a consolidated basis with the TIAA-CREF International Bond Fund Offshore Limited (“Subsidiary”), a wholly owned subsidiary of the International Bond Fund organized under the laws of the Cayman Islands. The Subsidiary commenced operations on March 1, 2017 and is intended to provide the Fund with exposure to Regulation S securities under the Securities Act of 1933. Regulation S securities are both U.S. and non U.S. securities traded in another country which do not need registration with the Commission. The Subsidiary is advised by Advisors and has the same investment objective as the Fund, but unlike the Fund, it may invest in Regulation S securities without limitation. As of April 30, 2017, the net assets of the Subsidiary were $7,445,849 representing 3% of the Fund’s consolidated net assets. All inter-company transactions and balances have been eliminated. The International Bond Fund intends to invest up to 15% of its net assets in the Subsidiary.

Select financial information related to the Subsidiary is as follows:

Total market value of investments	$7,419,045
Net assets	$7,445,849
Net investment income (loss)	$25,727
Net realized gain (loss)	$(3,580)
Net change in unrealized appreciation (depreciation)	$172,453

New accounting pronouncement: In March 2017, the FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will reduce losses recognized when a security is called on an earlier date. This guidance is effective for fiscal years beginning after December 15, 2018. Management is currently assessing the impact of the guidance on the Funds’ financial statements.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

42	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule is September 5, 2017. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of April 30, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	43

Notes to financial statements (unaudited)

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended April 30, 2017, there were no transfers between levels by the Funds.

As of April 30, 2017, 100% of the value of investments in the International Bond Fund was valued based on Level 2 inputs.

The following table summarizes the market value of the Emerging Markets Debt Fund’s investments as of April 30, 2017, based on the inputs used to value them:

Regions	Level 1	Level 2	Level 3	Total
Africa/Middle East	$—	$48,920,972	$—	$48,920,972
Asia	—	50,113,520	—	50,113,520
Europe	—	65,534,663	—	65,534,663
Latin America	—	134,930,326	5,080,787	140,011,113
North America	—	—	796,552	796,552
All other debt investments*	—	1,857,499	—	1,857,499
Short-term investment	—	4,773,209	—	4,773,209
Forward foreign currency contracts**	—	(15,136)	—	(15,136)
Total	$—	$306,115,053	$5,877,339	$311,992,392
*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the Summary portfolio of investments.

44	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

The following table is a reconciliation of the Emerging Markets Debt Fund’s investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in securities
Balance as of October 31, 2016	$5,460,376
Purchases	1,499,512
Sales	(2,409,397)
Gains (losses)	280,897
Change in unrealized appreciation (depreciation)	1,045,951
Balance as of April 30, 2017	$5,877,339

The following table summarized the significant unobservable inputs used to value Level 3 investments in the Emerging Markets Debt Fund as of April 30, 2017:

		Valuation	Unobservable	Range
Investments	Fair value	technique	input	(weighted average	)
Corporate and Government bonds	$5,877,339	Broker quote	Discount	39.8%–76.5% (56.6%	)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Fund values derivatives at fair value.

At April 30, 2017, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:

	Assets derivatives		Liability derivatives
		Fair value		Fair value
Derivative contract	Location	amount	Location	amount
Emerging Markets Debt Fund
Forward contracts	Forward foreign currency contracts	$61,731	Forward foreign currency contracts	$(76,867)
International Bond Fund
Forward contracts			Forward foreign currency contracts	(1,941,478)

TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	45

Notes to financial statements (unaudited)

For the period ended April 30, 2017, the effect of derivative contracts on the Funds’ Statement of Operations was as follows:

				Change in
				unrealized
		Realized		appreciation
Derivative contracts	Location	gain (loss	)	(depreciation )
Emerging Markets Debt Fund
Foreign exchange contracts	Forward foreign currency contracts	$11,320		$(10,351)
Credit contracts	Swap contracts	325,737		(163,799)
International Bond Fund
Foreign exchange contracts	Forward foreign currency contracts	2,829,609		(1,432,586)

Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

Certain Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities. Centrally cleared swaps initial margin deposits are made, and

46	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Funds invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the period ended April 30, 2017, Emerging Markets Debt Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets. As of April 30, 2017, the Funds did not own any credit default swap contracts.

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of Assets and Liabilities. The Funds realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended April 30, 2017, the Emerging Markets Debt Fund and the International Bond Fund had exposure to forwards, based on underlying notional values, generally between 0% to 1% and 67% to 73%, respectively.

TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	47

Notes to financial statements (unaudited)

At April 30, 2017, the Funds held the following open forward contracts:

		Contract					Unrealized
		settlement					appreciation
Fund	Counterparty	date	Receive		Deliver		(depreciation )
Emerging Markets Debt	Bank of America	11/20/2017		$1,500,000	CNH	10,612,500	$(15,889)
Emerging Markets Debt	Goldman Sachs	5/31/2017		$1,000,000	MXN	20,068,055	(60,978)
						Total	$(76,867)
Emerging Markets Debt	Morgan Stanley	5/31/2017	MXN	20,082,288		$1,000,000	$61,731
						Total	$(15,136)
International Bond	Bank of America	5/31/2017		$8,550,746	CAD	11,637,214	$22,002
International Bond	Bank of America	5/31/2017		$750,743	DKK	5,129,724	(1,657)
International Bond	Bank of America	5/31/2017	EUR	1,132,536		$1,214,461	21,159
International Bond	Bank of America	5/31/2017		$85,962,010	EUR	92,132,363	(1,653,883)
International Bond	Bank of America	5/31/2017		$1,354,086	NZD	1,971,291	1,681
International Bond	Bank of America	5/31/2017		$2,962,750	NOK	25,445,225	(2,016)
International Bond	Bank of America	5/31/2017		$3,330,755	PLN	12,966,011	(10,406)
International Bond	Bank of America	5/31/2017		$30,336,028	GBP	23,611,607	(272,861)
International Bond	Bank of America	5/31/2017		$2,293,063	ZAR	30,693,015	9,357
						Total	$(1,886,624)
International Bond	Morgan Stanley	5/31/2017		$9,037,822	AUD	12,129,589	$(39,720)
International Bond	Morgan Stanley	5/31/2017		$43,380,491	JPY	4,838,489,440	(73,290)
International Bond	Morgan Stanley	5/31/2017		$10,883,661	KRW	12,378,030,930	440
International Bond	Morgan Stanley	5/31/2017		$7,350,532	SEK	64,510,101	55,262
International Bond	Morgan Stanley	5/31/2017		$1,291,326	THB	44,591,440	2,454
						Total	$(54,854)
						Total	$(1,941,478)

Abbreviation(s):
AUD	Australian Dollar	MXN	Mexican Nuevo Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CNH	Chinese Yuan Renminbi	NZD	New Zealand Dollar
DKK	Danish Krone	PLN	Polish Zloty
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	THB	Thai Baht
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

The Subsidiary has entered into an investment management agreement with Advisors. Under this agreement, Advisors provides the same management services

48	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

to the Subsidiary as it does to the International Bond Fund. Advisors is not compensated directly by the Subsidiary for their services, rather they are provided a management fee on the average net assets of the Fund which includes investments in the Subsidiary. The Fund bears all operating expenses of the Subsidiary.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of April 30, 2017, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment	Investment	Service
	management	management	agreement
	fee range	fee—effective rate	fee	Distribution fee
			Retirement	Premier	Retail
Fund			Class	Class	Class
Emerging Markets Debt	0.47%–0.55%	0.55%	0.25%	0.15%	0.25%
International Bond	0.51–0.55	0.55	0.25	0.15	0.25

	Maximum expense amounts‡
	Institutional	Advisor	Premier	Retirement	Retail
Fund	Class	Class	Class	Class	Class
Emerging Markets Debt	0.65%	0.80%	0.80%	0.90%	1.00%
International Bond	0.65	0.80	0.80	0.90	1.00

‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2018. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended April 30, 2017, the Funds did not have any security transactions with affiliated entities.

TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	49

Notes to financial statements (unaudited)

At the commencement of operations of the Funds, TIAA, an affiliate, invested in the Funds. During the period ended April 30, 2017, there were no redemptions. The following is the percentage of the Funds’ shares owned by affiliates as of April 30, 2017:

		TIAA-CREF
Underlying Fund	TIAA	Lifecycle Funds	Total
Emerging Markets Debt	—%	95%	95%
International Bond	1	98	99

Note 5—investments

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At April 30, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

		Gross	Gross	Net unrealized
	Tax	unrealized	unrealized	appreciation
Fund	cost	appreciation	(depreciation )	(depreciation	)
Emerging Markets Debt	$305,225,811	$11,145,507	$(4,363,790)	$6,781,717
International Bond	309,796,665	4,483,828	(6,486,063)	(2,002,235)

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2017 were as follows:

	Non-U.S.	Non-U.S.
	government	government
Fund	purchases	sales
Emerging Markets Debt	$230,062,412	$198,089,378
International Bond	233,753,051	163,709,597

50	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended October 31, 2016 was as follows:

	Ordinary	Long-term
Fund	income	capital gains	Total
Emerging Markets Debt	$12,850,547	$—	$12,850,547
International Bond	—	—	—

The tax character of the fiscal year 2017 distributions will be determined at the end of the fiscal year.

Note 7—emerging markets risks

The Emerging Markets Debt Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—line of credit

The Emerging Markets Debt Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 21, 2016 expiring on June 20, 2017, replacing the previous facility, which expired June 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2017, there were no borrowings under this credit facility by the Fund.

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	51

Notes to financial statements (unaudited)	concluded

Note 10—subsequent event

Effective May 1, 2017, Advisors has agreed to implement new tiers to the breakpoint schedule by removing the breakpoint at $8 billion and adding breakpoints at $7 billion and $10 billion for the Funds. Due to these breakpoint schedue changes, the investment management fees were updated for the following Funds:

Investment
management
Fund	fee range
Emerging Markets Debt	0.45–0.55%
International Bond	0.50–0.55

52	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Emerging Markets Debt Fund

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to the most recent renewal of the Agreement with respect to the TIAA-CREF Emerging Markets Debt Fund (the “Fund”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held meetings on March 9, 2017 and March 23, 2017, at which it considered the annual renewal of the Agreement using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee of the Board. Among these tasks, the Operations Committee worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with Advisors to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2016 renewal process. During a series of meetings held prior to the March 9 and March 23, 2017 Board meetings, the Operations Committee reviewed such guidance and follow-up requests in consultation with Advisors representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, and then evaluated the information produced in accordance with the guidance and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to the Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of

TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	53

Approval of investment management agreement (unaudited)

comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, performance and expense comparison data regarding the Fund, including data relating to the Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate. Broadridge compared this data for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge independent of any input from Advisors, and, in the case of the investment performance data, against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an unbiased view of the Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe identified by Broadridge (and not Advisors or the Board).

Among other matters, the Board also requested and reviewed various information provided by Advisors to facilitate the Trustees’ evaluation of the reasonableness of profits earned by Advisors with respect to its services to the Fund pursuant to the Agreement.

In advance of the Board meetings held on March 9 and March 23, 2017, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Fund’s fee rate under the Agreement to the fee rates of other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Fund in addition to Advisors’ direct fee payments pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement;

54	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

(7) a copy of the Agreement and certain related agreements between the Fund and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Trustees were given the opportunity to ask questions and request additional information, and they reviewed responses from Advisors to follow up questions presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to the Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by Advisors with other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement, the Board took into account the information described above and other information provided to the Board in connection with this process. Additionally, the Board took into account relevant information, including performance data, provided to the Board and its Committees throughout the year as part of the Board’s ongoing duties to oversee and evaluate Advisors’ services to the Fund. In addition to general session meetings that included Advisors personnel, the Trustees met in private sessions, at which no Advisors representatives were present, to discuss the proposed renewal of the Agreement. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determination on a Fund-level basis. In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on March 23, 2017, the Board voted unanimously to renew the Agreement for the Fund.

TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	55

Approval of investment management agreement (unaudited)

Set forth below is a summary of the primary factors the Board considered with respect to the Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at Advisors also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”) and TIAA Separate Account VA-1, as well as sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Fund, including conducting research, recommending investments and placing orders to buy and sell securities for the Fund’s investment portfolio; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Fund to the Board on a regular basis; coordinating the activities of the Fund’s service providers; and overseeing the provision of various administrative services to the Fund. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Fund. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Fund.

The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors for its portfolio management and other functions, including the impact of recent and anticipated operational changes on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Investment performance

The Board considered the investment performance of the Fund over the one-year and since-inception periods. The Board considered the Fund’s performance as compared to its peer group and peer universe and its benchmark index. For more details regarding the Fund’s performance, see the synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was reasonable.

56	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

Cost and profitability

The Board considered financial and profitability data relating to Advisors for the calendar year 2016. The Board considered Advisors’ profit calculations with respect to its services to the Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having a management fee rate which permits Advisors to maintain and improve the quality of services provided to the Fund and recognized the entrepreneurial risk Advisors assumes. The Board considered that Advisors had incurred losses with respect to the Fund under the Agreement for the one-year period ended December 31, 2016, which was likely due to the Fund’s low asset levels because the Fund is relatively new. The Board considered that over time as the Fund increases in assets, it may reach breakpoints in its management fee rate schedule that will reduce its overall management fee rate. (Management fee rate “breakpoints” result in the Fund paying a lower management fee rate with respect to assets above the designated breakpoint levels.) The Board also recognized the future effect on Advisors’ profitability of an amendment to the Agreement effective on May 1, 2017 adding new breakpoints to the Fund’s management fee rate schedule at the $7 billion and $10 billion levels (replacing an existing breakpoint at the $8 billion level). The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Board determined that the management fee rate charged to the Fund under the Agreement was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Fund’s actual management fee rate compares to those of peer mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rate under the Agreement with respect to the Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	57

Approval of investment management agreement (unaudited)

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund. The Board also considered the extent to which the Fund’s current fee rate schedule breakpoints would have an effect on Advisors’ fees. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to the Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. The Board also considered the addition of new contractual breakpoints in the management fee rate schedule of the Fund effective May 1, 2017. Based on all factors considered, the Board concluded that the Fund’s management fee rate schedule was reasonable in light of current economies of scale considerations and the Fund’s current asset level.

Fee comparison with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, foreign funds (“UCITS”) and separately managed accounts. In particular, the Board reviewed the management fee rates Advisors charged to a UCITS series that has a similar mandate to the Fund. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies and investment staff. The Board also considered Advisors’ representation that, while the management fee rate charged to the Fund may differ from the management fee rates chargeable to these other funds and other accounts, this is due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services by Advisors; (4) may have different regulatory burdens; (5) may target different investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from the advisory relationship with the Fund to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Additionally, the Fund may be utilized as an investment option for other products and businesses of

58	2017 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

concluded

Advisors and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. If the Fund is described in the following discussion as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of the Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of the Fund, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2016.

•	The Fund’s annual contractual management fee rate starts at 0.55% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. At its December 31, 2016 asset level, the Fund had not reached any of its management fee rate breakpoints. Effective May 1, 2017, the Fund’s contractual management fee rate schedule was amended so that an existing breakpoint at the $8 billion level was replaced with breakpoints at the $7 billion and $10 billion levels.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes. The Fund’s total expenses and contractual management fee rate were each in the 1st quintile of the universe of comparable funds identified by Broadridge for expense comparison purposes (“Expense Universe”). The Fund’s actual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 2nd and 1st quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes for the one-year and since-inception periods, respectively, and in the 1st quintile of the universe of comparable funds selected by Broadridge for performance comparison purposes for both the one-year and since-inception periods.
•	The Fund does not yet have a sufficient track record for a Morningstar rating.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for the Fund.

TIAA-CREF International Fixed-Income Funds ■ 2017 Semiannual Report	59

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How to reach us

TIAA website

TIAA.org

24 hours a day, 7 days a week

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen provides investment advice and portfolio management services through TIAA and over a dozen affiliated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2017 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.5%
68,327		BorgWarner, Inc	$2,888,866
119,628		Delphi Automotive plc	9,618,091
215,142		Gentex Corp	4,442,682
51,012		Harley-Davidson, Inc	2,897,992
67,594		Lear Corp	9,642,960
53,249		Thor Industries, Inc	5,121,489
		TOTAL AUTOMOBILES & COMPONENTS	34,612,080

BANKS - 0.2%
104,583		Citizens Financial Group, Inc	3,839,242
18,023		First Hawaiian, Inc	536,544
28,542	*	Western Alliance Bancorp	1,367,162
		TOTAL BANKS	5,742,948

CAPITAL GOODS - 9.1%
106,384		3M Co	20,833,179
144,027		A.O. Smith Corp	7,760,175
26,642		Air Lease Corp	1,016,126
155,223		Boeing Co	28,689,867
5,228		BWX Technologies, Inc	257,061
82,771		Deere & Co	9,238,071
73,368		Fortune Brands Home & Security, Inc	4,676,476
7,041		General Dynamics Corp	1,364,475
97,407		General Electric Co	2,823,829
188,691	*	HD Supply Holdings, Inc	7,604,247
23,397		Hexcel Corp	1,210,795
129,679		Honeywell International, Inc	17,006,104
45,670		Huntington Ingalls	9,174,646
29,450		Illinois Tool Works, Inc	4,066,751
18,155		Lincoln Electric Holdings, Inc	1,616,340
76,816		Lockheed Martin Corp	20,698,071
227,453		Masco Corp	8,420,310
6,964		MSC Industrial Direct Co (Class A)	623,487
23,236		Nordson Corp	2,909,147
63,347		Northrop Grumman Corp	15,580,828
106,579		PACCAR, Inc	7,112,017
171,319	*	Quanta Services, Inc	6,071,545
27,652		Raytheon Co	4,291,867
42,456		Rockwell Automation, Inc	6,680,452
112,110		Spirit Aerosystems Holdings, Inc (Class A)	6,408,208
17,175		Stanley Works	2,338,376
59,614	*	United Rentals, Inc	6,537,271
42,767		W.W. Grainger, Inc	8,241,201
		TOTAL CAPITAL GOODS	213,250,922
1

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
87,620	*	Copart, Inc	$2,707,458
8,433		LSC Communications, Inc	218,162
268,795		Pitney Bowes, Inc	3,572,285
13,375		RR Donnelley & Sons Co	168,124
173,919		Waste Management, Inc	12,657,825
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	19,323,854

CONSUMER DURABLES & APPAREL - 2.1%
22,365		Carter’s, Inc	2,058,475
90,610		Hasbro, Inc	8,980,357
244,667	*	Kate Spade & Co	4,257,206
169,007		Leggett & Platt, Inc	8,879,628
27,513		Lennar Corp (Class A)	1,389,407
175,567	*	Michael Kors Holdings Ltd	6,553,916
9,337	*	Mohawk Industries, Inc	2,192,234
133,197		Nike, Inc (Class B)	7,380,446
28,666	e	Polaris Industries, Inc	2,444,063
4,704		Tupperware Corp	337,794
24,965		Whirlpool Corp	4,635,501
		TOTAL CONSUMER DURABLES & APPAREL	49,109,027

CONSUMER SERVICES - 2.7%
44,412		ARAMARK Holdings Corp	1,621,926
36,340		Brinker International, Inc	1,605,865
80,440		Darden Restaurants, Inc	6,852,684
51,616		Extended Stay America, Inc	900,183
27,443		Las Vegas Sands Corp	1,618,862
100,083		Marriott International, Inc (Class A)	9,449,837
108,185		McDonald’s Corp	15,138,327
20,378		Six Flags Entertainment Corp	1,275,867
158,548		Starbucks Corp	9,522,393
2,813		Vail Resorts, Inc	556,018
235,284		Wendy’s	3,468,086
118,949		Wyndham Worldwide Corp	11,337,029
38,179		Yum! Brands, Inc	2,510,269
		TOTAL CONSUMER SERVICES	65,857,346

DIVERSIFIED FINANCIALS - 5.8%
18,107		Ameriprise Financial, Inc	2,314,980
146,947		Charles Schwab Corp	5,708,891
136,863		Discover Financial Services	8,566,255
22,908	*	Donnelley Financial Solutions, Inc	509,016
48,052		Eaton Vance Corp	2,062,872
4,382		Factset Research Systems, Inc	715,405
98,270		IntercontinentalExchange Group, Inc	5,915,854
45,049		Invesco Ltd	1,483,914
720,000		iShares Russell 1000 Growth Index Fund	83,757,600
27,571		Lazard Ltd (Class A)	1,183,899
42,930		LPL Financial Holdings, Inc	1,804,777
82,659		Moody’s Corp	9,780,213
32,006		MSCI, Inc (Class A)	3,210,842
2

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

34,853		S&P Global, Inc	$4,676,924
24,492		SEI Investments Co	1,241,989
48,558		T Rowe Price Group, Inc	3,442,277
9,448		TD Ameritrade Holding Corp	361,575
		TOTAL DIVERSIFIED FINANCIALS	136,737,283

ENERGY - 0.1%
17,354		Apache Corp	844,099
7,976		Cabot Oil & Gas Corp	185,362
7,707		Oneok, Inc	405,465
		TOTAL ENERGY	1,434,926

FOOD & STAPLES RETAILING - 0.6%
3,254	e	Casey’s General Stores, Inc	364,676
148,864		CVS Health Corp	12,272,348
64,624	*	Rite Aid Corp	258,496
16,914		Sysco Corp	894,243
		TOTAL FOOD & STAPLES RETAILING	13,789,763

FOOD, BEVERAGE & TOBACCO - 5.7%
415,688		Altria Group, Inc	29,838,084
170,357		Campbell Soup Co	9,802,342
406,654		Coca-Cola Co	17,547,120
182,965		ConAgra Foods, Inc	7,095,383
48,801		Costco Wholesale Corp	8,663,153
42,526		Dr Pepper Snapple Group, Inc	3,897,508
124,123		General Mills, Inc	7,138,314
11,002		Hershey Co	1,190,416
47,758		Ingredion, Inc	5,913,395
47,796		Kellogg Co	3,393,516
13,185		Lamb Weston Holdings, Inc	550,474
260,906		PepsiCo, Inc	29,555,432
44,579		Pilgrim’s Pride Corp	1,157,271
142,664		Tyson Foods, Inc (Class A)	9,167,589
		TOTAL FOOD, BEVERAGE & TOBACCO	134,909,997

HEALTH CARE EQUIPMENT & SERVICES - 6.6%
196,410		Abbott Laboratories	8,571,332
88,761		AmerisourceBergen Corp	7,282,840
19,162		Anthem, Inc	3,408,728
22,573		Becton Dickinson & Co	4,220,474
113,309		Cardinal Health, Inc	8,225,100
38,956	*	Centene Corp	2,898,326
16,143		Cigna Corp	2,524,281
107,323	*	DaVita, Inc	7,406,360
204,291	*	Express Scripts Holding Co	12,531,210
87,026	*	HCA Holdings, Inc	7,328,460
237,833	*	Hologic, Inc	10,738,160
35,397		Humana, Inc	7,857,426
46,268	*	Idexx Laboratories, Inc	7,760,532
38,750	*	Laboratory Corp of America Holdings	5,430,813
49,581		McKesson Corp	6,856,557
9,198		Stryker Corp	1,254,331
3

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

13,922	*,e	Tenet Healthcare Corp	$218,158
211,376		UnitedHealth Group, Inc	36,965,435
18,899	*	VCA Antech, Inc	1,730,581
79,415	*	Veeva Systems, Inc	4,258,232
56,114	*	WellCare Health Plans, Inc	8,608,449
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	156,075,785

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
82,847		Kimberly-Clark Corp	10,749,398
75,544		Nu Skin Enterprises, Inc (Class A)	4,172,295
23,170		Spectrum Brands, Inc	3,330,224
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	18,251,917

INSURANCE - 1.4%
111,488		Aon plc	13,360,722
12,297		Brown & Brown, Inc	527,541
105,326		Lincoln National Corp	6,944,143
151,315		Marsh & McLennan Cos, Inc	11,216,981
		TOTAL INSURANCE	32,049,387

MATERIALS - 3.6%
88,627		Air Products & Chemicals, Inc	12,452,094
106,567		Avery Dennison Corp	8,867,440
45,406		Celanese Corp (Series A)	3,952,138
68,151		Eagle Materials, Inc	6,540,451
138,994		EI du Pont de Nemours & Co	11,084,771
210,722		Graphic Packaging Holding Co	2,861,605
110,599		LyondellBasell Industries AF S.C.A	9,374,371
3,831		Monsanto Co	446,733
4,261		NewMarket Corp	2,005,653
49,040	*	Owens-Illinois, Inc	1,070,053
101,954		Packaging Corp of America	10,071,016
206,693		Sealed Air Corp	9,098,626
7,072		Sherwin-Williams Co	2,366,857
17,146		Silgan Holdings, Inc	1,039,391
66,845		Steel Dynamics, Inc	2,415,778
		TOTAL MATERIALS	83,646,977

MEDIA - 5.7%
52,175	*	AMC Networks, Inc	3,113,804
177,640		CBS Corp (Class B)	11,823,719
18,008	*	Charter Communications, Inc	6,215,641
703,761		Comcast Corp (Class A)	27,580,394
27,104	*	Lions Gate Entertainment Corp (Class B)	646,431
33,275	*	Live Nation, Inc	1,070,124
129,878		Omnicom Group, Inc	10,665,581
183,236		Regal Entertainment Group (Class A)	4,044,019
103,114		Scripps Networks Interactive (Class A)	7,704,678
99,211		Time Warner, Inc	9,848,676
224,017		Twenty-First Century Fox, Inc	6,841,479
7,970		Twenty-First Century Fox, Inc (Class B)	237,984
97,579		Viacom, Inc (Class B)	4,152,962
341,039		Walt Disney Co	39,424,108
		TOTAL MEDIA	133,369,600
4

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
267,983		AbbVie, Inc	$17,670,799
14,447	*	Alexion Pharmaceuticals, Inc	1,846,038
8,265		Allergan plc	2,015,503
166,212		Amgen, Inc	27,145,744
56,132	*	Biogen Idec, Inc	15,223,560
3,579	*	BioMarin Pharmaceutical, Inc	343,011
206,263		Bristol-Myers Squibb Co	11,561,041
120,452	*	Celgene Corp	14,942,071
31,864	*	Charles River Laboratories International, Inc	2,858,201
155,336		Eli Lilly & Co	12,746,872
299,382		Gilead Sciences, Inc	20,522,636
12,489	*	Incyte Corp	1,552,133
35,577		Johnson & Johnson	4,392,692
5,662	*	Mettler-Toledo International, Inc	2,906,984
8,411	*	Quintiles Transnational Holdings, Inc	708,879
6,377	*	Regeneron Pharmaceuticals, Inc	2,477,401
35,352	*	Seattle Genetics, Inc	2,414,541
43,055		Thermo Fisher Scientific, Inc	7,118,283
22,328	*	United Therapeutics Corp	2,806,629
33,896	*	Vertex Pharmaceuticals, Inc	4,009,897
45,457	*	Waters Corp	7,722,690
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	162,985,605

REAL ESTATE - 1.5%
43,628		American Tower Corp	5,494,510
10,331	*	CBRE Group, Inc	369,953
78,262		Crown Castle International Corp	7,403,585
9,241		Digital Realty Trust, Inc	1,061,237
1,786		Equinix, Inc	746,012
12,273		Equity Lifestyle Properties, Inc	993,009
4,576		Essex Property Trust, Inc	1,118,695
20,549		Extra Space Storage, Inc	1,552,066
5,571		Federal Realty Investment Trust	729,188
74,810		Gaming and Leisure Properties, Inc	2,603,388
54,663		Outfront Media, Inc	1,429,984
31,246		Public Storage, Inc	6,542,288
35,017		Simon Property Group, Inc	5,786,909
16,743		Tanger Factory Outlet Centers, Inc	522,214
		TOTAL REAL ESTATE	36,353,038

RETAILING - 8.3%
72,508	*	Amazon.com, Inc	67,069,175
25,320		Bed Bath & Beyond, Inc	981,150
19,355	*	Burlington Stores, Inc	1,914,597
1,215	*	Cabela’s, Inc	66,339
20,604	*	Dollar Tree, Inc	1,705,393
31,694		Expedia, Inc	4,238,122
74,592		Foot Locker, Inc	5,768,945
118,895		Gap, Inc	3,115,049
6,777		Genuine Parts Co	623,619
5

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

258,779		Home Depot, Inc	$40,395,402
6,094	*	LKQ Corp	190,377
120,169		Lowe’s Companies, Inc	10,199,945
51,580	*	NetFlix, Inc	7,850,476
44,983	e	Nordstrom, Inc	2,171,329
2,782	*	O’Reilly Automotive, Inc	690,353
12,157	*	Priceline.com, Inc	22,451,790
135,867		Ross Stores, Inc	8,831,355
26,033		Target Corp	1,453,943
107,838		TJX Companies, Inc	8,480,380
15,056	*	Ulta Beauty, Inc	4,237,361
32,883	*	Urban Outfitters, Inc	752,363
28,111	e	Williams-Sonoma, Inc	1,519,400
		TOTAL RETAILING	194,706,863

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
63,761		Analog Devices, Inc	4,858,588
369,500		Applied Materials, Inc	15,005,395
70,206		Broadcom Ltd	15,502,187
11,367		Kla-Tencor Corp	1,116,467
86,775		Lam Research Corp	12,569,359
6,481		Maxim Integrated Products, Inc	286,136
23,750		Microchip Technology, Inc	1,795,025
96,190		NVIDIA Corp	10,032,617
57,656	*	ON Semiconductor Corp	817,562
7,718		Qualcomm, Inc	414,765
112,231		Skyworks Solutions, Inc	11,193,920
287,468		Texas Instruments, Inc	22,761,716
8,243		Xilinx, Inc	520,216
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	96,873,953

SOFTWARE & SERVICES - 22.1%
175,407		Accenture plc	21,276,869
11,116		Activision Blizzard, Inc	580,811
45,736	*	Adobe Systems, Inc	6,116,733
138,505	*	Akamai Technologies, Inc	8,440,495
41,325		Alliance Data Systems Corp	10,315,960
57,015	*	Alphabet, Inc (Class A)	52,711,508
58,769	*	Alphabet, Inc (Class C)	53,242,363
60,565		Automatic Data Processing, Inc	6,328,437
213,744		Booz Allen Hamilton Holding Co	7,679,822
12,617		Broadridge Financial Solutions, Inc	882,433
119,565	*	Citrix Systems, Inc	9,677,591
6,245	*	Cognizant Technology Solutions Corp (Class A)	376,136
36,527		CSRA, Inc	1,062,205
1,447		DST Systems, Inc	178,140
416,447	*	eBay, Inc	13,913,494
143,795	*	Electronic Arts, Inc	13,634,642
11,906	*	Euronet Worldwide, Inc	983,674
419,600	*	Facebook, Inc	63,044,900
22,564	*	First American Corp	964,385
124,936	*	First Data Corp	1,951,500
109,761	*	Fiserv, Inc	13,076,926
6

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

38,935	*	FleetCor Technologies, Inc	$5,495,286
51,633	*	GoDaddy, Inc	2,009,556
27,938	*	IAC/InterActiveCorp	2,319,133
161,688		International Business Machines Corp	25,916,970
99,287		Intuit, Inc	12,431,725
225,249		MasterCard, Inc (Class A)	26,200,964
1,555,729		Microsoft Corp	106,505,207
248,005	*	Nuance Communications, Inc	4,436,809
3,173		Paychex, Inc	188,095
60,548	*	PayPal Holdings, Inc	2,889,351
95,354	*	salesforce.com, Inc	8,211,887
46,243	*	ServiceNow, Inc	4,369,039
145,456	*	Teradata Corp	4,244,406
291,619		Visa, Inc (Class A)	26,601,485
12,972		Western Union Co	257,624
12,145	*	WEX, Inc	1,232,232
		TOTAL SOFTWARE & SERVICES	519,748,793

TECHNOLOGY HARDWARE & EQUIPMENT - 7.4%
7,696		Amphenol Corp (Class A)	556,498
1,017,181		Apple, Inc	146,118,051
111,007	*	ARRIS International plc	2,885,072
42,395		CDW Corp	2,505,120
85,169	*	CommScope Holding Co, Inc	3,580,505
66,926	*	F5 Networks, Inc	8,642,154
79,905		Motorola, Inc	6,869,433
122,035	*	NCR Corp	5,033,944
11,120	*	Zebra Technologies Corp (Class A)	1,048,282
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	177,239,059

TELECOMMUNICATION SERVICES - 0.8%
95,933	*	T-Mobile US, Inc	6,453,413
278,487		Verizon Communications, Inc	12,785,338
		TOTAL TELECOMMUNICATION SERVICES	19,238,751

TRANSPORTATION - 1.6%
34,835		Alaska Air Group, Inc	2,964,110
139,584		Delta Air Lines, Inc	6,342,697
36,519		Expeditors International of Washington, Inc	2,048,351
13,093		FedEx Corp	2,483,742
68,364	*	JetBlue Airways Corp	1,492,386
150,066		Southwest Airlines Co	8,436,711
56,805		Union Pacific Corp	6,359,888
69,431		United Parcel Service, Inc (Class B)	7,461,055
		TOTAL TRANSPORTATION	37,588,940

		TOTAL COMMON STOCKS	2,342,896,814
		(Cost $1,752,333,745)
7

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.5%
$12,050,000		Federal Home Loan Bank (FHLB)	0.680%	05/01/17	$12,050,000
		TOTAL GOVERNMENT AGENCY DEBT			12,050,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
6,530,270	c	State Street Navigator Securities Lending Government Money Market Portfolio			6,530,270
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			6,530,270

		TOTAL SHORT-TERM INVESTMENTS			18,580,270
		(Cost $18,580,270)
		TOTAL INVESTMENTS - 100.2%			2,361,477,084
		(Cost $1,770,914,015)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%			(5,593,335)
		NET ASSETS - 100.0%			$2,355,883,749

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,330,565.
8

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.9%

AUTOMOBILES & COMPONENTS - 1.4%
21,438		BorgWarner, Inc	$906,399
933,397		Ford Motor Co	10,706,064
271,806		General Motors Co	9,415,360
137,410		Gentex Corp	2,837,516
37,541		Goodyear Tire & Rubber Co	1,360,110
48,545		Lear Corp	6,925,430
		TOTAL AUTOMOBILES & COMPONENTS	32,150,879

BANKS - 12.0%
2,151,763		Bank of America Corp	50,222,148
51,498		BankUnited	1,817,364
87,576		BB&T Corp	3,781,532
615,657		Citigroup, Inc	36,397,642
5,959		Citizens Financial Group, Inc	218,755
8,860		Cullen/Frost Bankers, Inc	836,295
108,367		Fifth Third Bancorp	2,647,406
794,181		JPMorgan Chase & Co	69,093,747
22,073		PacWest Bancorp	1,090,185
159,534		PNC Financial Services Group, Inc	19,104,197
146,835		Popular, Inc	6,153,855
57,968		Regions Financial Corp	797,060
93,105		SunTrust Banks, Inc	5,289,295
2,804	*	SVB Financial Group	493,336
17,005		TFS Financial Corp	281,263
330,016		US Bancorp	16,923,220
1,004,153		Wells Fargo & Co	54,063,598
		TOTAL BANKS	269,210,898

CAPITAL GOODS - 7.6%
149,547	*	Aecom Technology Corp	5,116,003
78,810		Air Lease Corp	3,005,813
209,061		Allison Transmission Holdings, Inc	8,086,480
105,282		Arconic, Inc	2,877,357
33,926		Carlisle Cos, Inc	3,439,757
32,545		Caterpillar, Inc	3,328,052
20,528		Chicago Bridge & Iron Co NV	617,482
12,053		Crane Co	963,155
40,996		Cummins, Inc	6,187,936
15,286		Deere & Co	1,706,071
58,063		Eaton Corp	4,391,885
56,725		Emerson Electric Co	3,419,383
94,378		Fluor Corp	4,843,479
1,159,024		General Electric Co	33,600,106
34,314	*	Herc Holdings, Inc	1,560,258
9

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

32,443		Huntington Ingalls	$6,517,474
49,585		Ingersoll-Rand plc	4,400,669
19,062		Jacobs Engineering Group, Inc	1,046,885
35,384		L3 Technologies, Inc	6,077,910
7,263		MSC Industrial Direct Co (Class A)	650,256
9,892		Orbital ATK, Inc	979,308
109,847		Oshkosh Truck Corp	7,622,283
144,837		Owens Corning, Inc	8,813,331
10,265		PACCAR, Inc	684,983
24,659		Parker-Hannifin Corp	3,965,167
148,481	*	Quanta Services, Inc	5,262,167
3,120		Regal-Beloit Corp	246,012
19,243		Roper Industries, Inc	4,208,444
117,857		Spirit Aerosystems Holdings, Inc (Class A)	6,736,706
13,437		Stanley Works	1,829,448
126,888		Timken Co	6,122,346
54,047		Trinity Industries, Inc	1,453,864
60,220	*	United Rentals, Inc	6,603,725
79,027		United Technologies Corp	9,403,423
37,405	*	USG Corp	1,133,372
23,329		Valmont Industries, Inc	3,554,173
		TOTAL CAPITAL GOODS	170,455,163

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
86,262		Manpower, Inc	8,710,737
36,024		Waste Management, Inc	2,621,826
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	11,332,563

CONSUMER DURABLES & APPAREL - 0.2%
29,643		Brunswick Corp	1,682,240
9,732		Phillips-Van Heusen Corp	983,224
7,274		Ralph Lauren Corp	587,157
		TOTAL CONSUMER DURABLES & APPAREL	3,252,621

CONSUMER SERVICES - 1.2%
191,149		Carnival Corp	11,807,274
144,468		Extended Stay America, Inc	2,519,522
204,554		International Game Technology plc	4,541,099
70,249		Royal Caribbean Cruises Ltd	7,488,543
		TOTAL CONSUMER SERVICES	26,356,438

DIVERSIFIED FINANCIALS - 8.6%
18,960		Affiliated Managers Group, Inc	3,139,586
31,706		AGNC Investment Corp	668,045
254,879		American Express Co	20,199,161
48,168		Ameriprise Financial, Inc	6,158,279
135,974		Annaly Capital Management, Inc	1,605,853
177,251		Bank of New York Mellon Corp	8,341,432
11,205		BlackRock, Inc	4,309,107
187,364		Capital One Financial Corp	15,060,318
137,514		Discover Financial Services	8,607,001
81,725		Goldman Sachs Group, Inc	18,290,055
563,000		iShares Russell 1000 Value Index Fund	64,587,360
10

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

102,808		Lazard Ltd (Class A)	$4,414,576
6,149		Moody’s Corp	727,550
360,318		Morgan Stanley	15,626,992
229,213		Navient Corp	3,484,038
5,520	*	OneMain Holdings, Inc	128,726
332,879	*	Santander Consumer USA Holdings, Inc	4,240,878
18,113		Starwood Property Trust, Inc	410,984
59,778		State Street Corp	5,015,374
330,625		Synchrony Financial	9,191,375
43,486		Voya Financial, Inc	1,625,507
		TOTAL DIVERSIFIED FINANCIALS	195,832,197

ENERGY - 10.9%
69,594		Anadarko Petroleum Corp	3,968,250
36,905	*	Antero Resources Corp	782,017
14,948		Apache Corp	727,071
97,146		Baker Hughes, Inc	5,767,558
358,759		Chevron Corp	38,279,585
21,054		Cimarex Energy Co	2,456,581
22,758	*	Concho Resources, Inc	2,882,528
220,534		ConocoPhillips	10,565,784
28,648	*	Continental Resources, Inc	1,214,962
85,169	*	Devon Energy Corp	3,363,324
46,364	*,e	Diamond Offshore Drilling, Inc	668,569
22,252	*	Diamondback Energy, Inc	2,221,640
32,517	*	Energen Corp	1,690,559
49,167		Ensco plc	387,928
94,453		EOG Resources, Inc	8,736,902
784,951		Exxon Mobil Corp	64,091,249
49,125	e	Frank’s International NV	447,037
148,032		Halliburton Co	6,791,708
30,173		Helmerich & Payne, Inc	1,829,691
11,786		Hess Corp	575,510
410,985		Kinder Morgan, Inc	8,478,620
48,496	*	Laredo Petroleum Holdings, Inc	623,659
32,031		Marathon Oil Corp	476,301
115,854		Marathon Petroleum Corp	5,901,603
178,015		Nabors Industries Ltd	1,840,675
93,913		National Oilwell Varco, Inc	3,284,138
12,909	*	Newfield Exploration Co	446,910
45,088		Noble Energy, Inc	1,457,695
133,630		Occidental Petroleum Corp	8,223,590
40,149		Oceaneering International, Inc	1,059,532
46,575	*	Parsley Energy, Inc	1,387,469
56,952		Patterson-UTI Energy, Inc	1,232,726
19,000		PBF Energy, Inc	424,080
84,869		Phillips 66	6,752,178
27,831		Pioneer Natural Resources Co	4,814,485
51,320	*	Questar Market Resources, Inc	606,089
43,448	*	Rice Energy, Inc	925,008
29,450	*	Rowan Cos plc	414,361
26,530	e	RPC, Inc	482,050
276,500		Schlumberger Ltd	20,071,135
11

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

39,020		Targa Resources Investments, Inc	$2,151,173
40,753		Tesoro Corp	3,248,422
117,866		Valero Energy Corp	7,615,322
93,350		Williams Cos, Inc	2,859,310
61,838		World Fuel Services Corp	2,277,493
		TOTAL ENERGY	244,502,477

FOOD & STAPLES RETAILING - 2.3%
70,404		CVS Health Corp	5,804,106
176,763		Walgreens Boots Alliance, Inc	15,297,070
394,340		Wal-Mart Stores, Inc	29,646,481
		TOTAL FOOD & STAPLES RETAILING	50,747,657

FOOD, BEVERAGE & TOBACCO - 2.4%
29,920		Bunge Ltd	2,364,578
141,476		ConAgra Foods, Inc	5,486,439
66,667		Flowers Foods, Inc	1,307,340
5,226		Ingredion, Inc	647,083
7,782		J.M. Smucker Co	986,135
9,918		Kellogg Co	704,178
25,259		Kraft Heinz Co	2,283,161
22,714		Lamb Weston Holdings, Inc	948,310
112,961		Mondelez International, Inc	5,086,634
58,805		PepsiCo, Inc	6,661,430
190,193		Philip Morris International, Inc	21,080,992
44,973		Pinnacle Foods, Inc	2,615,180
58,942		Tyson Foods, Inc (Class A)	3,787,613
		TOTAL FOOD, BEVERAGE & TOBACCO	53,959,073

HEALTH CARE EQUIPMENT & SERVICES - 3.5%
126,174		Abbott Laboratories	5,506,233
42,305		Aetna Inc	5,714,136
186,925	*	Allscripts Healthcare Solutions, Inc	2,237,492
20,128		Anthem, Inc	3,580,570
15,997		Baxter International, Inc	890,713
65,126	*	Centene Corp	4,845,374
70,196		Cigna Corp	10,976,548
6,872		Cooper Cos, Inc	1,376,668
43,645		Danaher Corp	3,636,938
14,818	*	DaVita, Inc	1,022,590
36,714	*	Express Scripts Holding Co	2,252,037
96,087	*	HCA Holdings, Inc	8,091,486
6,092		Hill-Rom Holdings, Inc	460,799
8,043	*	Laboratory Corp of America Holdings	1,127,227
163,653		Medtronic plc	13,597,928
47,302	*	Premier, Inc	1,598,808
36,384		Quest Diagnostics, Inc	3,838,876
11,746		Universal Health Services, Inc (Class B)	1,418,447
39,605	*	WellCare Health Plans, Inc	6,075,803
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	78,248,673

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
46,037		Colgate-Palmolive Co	3,316,505
12

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

7,861		Kimberly-Clark Corp	$1,019,965
65,821		Nu Skin Enterprises, Inc (Class A)	3,635,294
425,365		Procter & Gamble Co	37,147,125
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	45,118,889

INSURANCE - 9.0%
183,614		Aflac, Inc	13,749,016
152,515		Allstate Corp	12,397,944
40,285		American Financial Group, Inc	3,920,133
103,323		American International Group, Inc	6,293,404
122,366	e	Amtrust Financial Services, Inc	1,963,974
34,061	*	Arch Capital Group Ltd	3,302,895
75,042		Aspen Insurance Holdings Ltd	3,928,449
156,258		Assured Guaranty Ltd	5,958,118
328,427	*	Berkshire Hathaway, Inc (Class B)	54,259,425
55,348		Chubb Ltd	7,596,513
38,796		Everest Re Group Ltd	9,765,341
44,988		First American Financial Corp	1,952,929
14,756		Hanover Insurance Group, Inc	1,302,512
23,850		Hartford Financial Services Group, Inc	1,153,386
147,493		Lincoln National Corp	9,724,213
122,822		Metlife, Inc	6,363,408
66,710		Old Republic International Corp	1,379,563
164,076		Principal Financial Group	10,686,270
20,298		Progressive Corp	806,237
162,458		Prudential Financial, Inc	17,387,880
70,948		Reinsurance Group of America, Inc (Class A)	8,871,338
12,547		RenaissanceRe Holdings Ltd	1,783,807
72,719		Travelers Cos, Inc	8,846,994
122,416		UnumProvident Corp	5,671,533
48,782		Validus Holdings Ltd	2,696,669
		TOTAL INSURANCE	201,761,951

MATERIALS - 4.5%
33,545		Avery Dennison Corp	2,791,279
83,881		Cabot Corp	5,048,797
118,347		Celanese Corp (Series A)	10,300,923
196,557		Dow Chemical Co	12,343,780
123,364		Eastman Chemical Co	9,838,279
45,945		Graphic Packaging Holding Co	623,933
224,535		Huntsman Corp	5,561,732
73,043		International Paper Co	3,942,131
110,273		LyondellBasell Industries AF S.C.A	9,346,740
6,289		Monsanto Co	733,360
2,532		NewMarket Corp	1,191,812
182,371		Nucor Corp	11,184,813
99,311		Reliance Steel & Aluminum Co	7,827,693
232,009		Steel Dynamics, Inc	8,384,805
55,483		United States Steel Corp	1,238,381
59,182		Westlake Chemical Corp	3,684,080
142,058		WestRock Co	7,608,626
		TOTAL MATERIALS	101,651,164
13

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

MEDIA - 0.9%
209,070		Comcast Corp (Class A)	$8,193,453
9,130	*	DISH Network Corp (Class A)	588,337
9,768		John Wiley & Sons, Inc (Class A)	514,774
50,264	*	Liberty SiriusXM Group (Class A)	1,915,059
79,364	*	Liberty SiriusXM Group (Class C)	3,015,038
56,653	*	Lions Gate Entertainment Corp (Class A)	1,482,609
27,328		Regal Entertainment Group (Class A)	603,129
117,869		TEGNA, Inc	3,003,302
		TOTAL MEDIA	19,315,701

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.0%
377,088		Johnson & Johnson	46,559,055
28,015	*	Mallinckrodt plc	1,314,464
431,050		Merck & Co, Inc	26,867,347
99,525	*	Mylan NV	3,717,259
913,913		Pfizer, Inc	30,999,929
15,041	*	Quintiles Transnational Holdings, Inc	1,267,655
8,727	*	United Therapeutics Corp	1,096,984
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	111,822,693

REAL ESTATE - 3.5%
14,407		Alexandria Real Estate Equities, Inc	1,620,932
12,550		American Campus Communities, Inc	594,744
40,827		American Homes 4 Rent	941,062
19,247		Apartment Investment & Management Co (Class A)	841,864
143,140		Apple Hospitality REIT, Inc	2,681,012
26,134		AvalonBay Communities, Inc	4,961,279
15,172		Boston Properties, Inc	1,920,775
74,480		Brixmor Property Group, Inc	1,470,980
9,110		Camden Property Trust	750,026
42,882		Care Capital Properties, Inc	1,152,239
50,105		Colony NorthStar, Inc	654,872
39,595		Columbia Property Trust, Inc	890,887
99,120		CoreCivic, Inc	3,414,684
17,732		Corporate Office Properties Trust	580,546
35,911		CubeSmart	909,985
19,288		CyrusOne, Inc	1,053,896
8,942		Digital Realty Trust, Inc	1,026,899
36,977		Douglas Emmett, Inc	1,392,924
190,865		Empire State Realty Trust, Inc	3,969,992
20,815		Entertainment Properties Trust	1,513,459
58,921		Equity Residential	3,805,118
7,239		Essex Property Trust, Inc	1,769,718
38,855		Highwoods Properties, Inc	1,976,942
121,500		Hospitality Properties Trust	3,867,345
369,108		Host Marriott Corp	6,625,489
15,207		Kilroy Realty Corp	1,072,550
30,207		Mid-America Apartment Communities, Inc	2,996,836
41,152		Omega Healthcare Investors, Inc	1,358,016
195,947		Outfront Media, Inc	5,125,974
25,907		Prologis, Inc	1,409,600
100,274		Retail Properties of America, Inc	1,337,655
14

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

13,967	*	SBA Communications Corp	$1,766,686
14,499		Simon Property Group, Inc	2,396,105
89,822		STORE Capital Corp	2,154,830
4,731		Sun Communities, Inc	395,559
49,777		Tanger Factory Outlet Centers, Inc	1,552,545
15,652		Taubman Centers, Inc	979,033
33,316		UDR, Inc	1,244,019
137,024		Uniti Group, Inc	3,762,679
71,351		VEREIT, Inc	597,208
		TOTAL REAL ESTATE	78,536,964

RETAILING - 1.0%
98,050		Best Buy Co, Inc	5,079,970
50,149	*	Burlington Stores, Inc	4,960,739
21,942		Dick’s Sporting Goods, Inc	1,109,168
17,183		Foot Locker, Inc	1,328,933
71,979		Gap, Inc	1,885,850
29,618		Kohl’s Corp	1,155,991
16,697		Macy’s, Inc	487,886
43,622	*	Michaels Cos, Inc	1,019,010
16,050	*	Murphy USA, Inc	1,116,599
13,239	e	Signet Jewelers Ltd	871,656
122,308		Staples, Inc	1,194,949
52,475		Target Corp	2,930,729
4,205		Tiffany & Co	385,388
		TOTAL RETAILING	23,526,868

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
121,212		Analog Devices, Inc	9,236,354
124,406		Applied Materials, Inc	5,052,128
980,802		Intel Corp	35,455,993
57,346		Lam Research Corp	8,306,568
193,593	*	Micron Technology, Inc	5,356,718
254,081	*	ON Semiconductor Corp	3,602,869
28,947	*	Qorvo, Inc	1,969,264
153,240		Qualcomm, Inc	8,235,118
52,857		Skyworks Solutions, Inc	5,271,957
140,252		Teradyne, Inc	4,946,688
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	87,433,657

SOFTWARE & SERVICES - 3.1%
31,186	*	Akamai Technologies, Inc	1,900,475
53,708		Amdocs Ltd	3,289,078
6,410		Booz Allen Hamilton Holding Co	230,311
51,934	*	DXC Technology Co	3,912,708
39,702	*	First American Corp	1,696,863
86,622		International Business Machines Corp	13,884,641
117,142	*	Nuance Communications, Inc	2,095,670
585,744		Oracle Corp	26,335,050
98,275	*	Synopsys, Inc	7,242,868
57,940	*,e	VMware, Inc (Class A)	5,453,313
47,626	*	Yahoo!, Inc	2,296,049
		TOTAL SOFTWARE & SERVICES	68,337,026
15

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
130,497		Apple, Inc	$18,745,894
24,635	*	ARRIS International plc	640,264
1,156,198		Cisco Systems, Inc	39,391,666
189,798		Corning, Inc	5,475,672
42,307		Flir Systems, Inc	1,553,936
56,209		Harris Corp	6,289,225
396,574		HP, Inc	7,463,523
2,135	*	IPG Photonics Corp	269,693
123,673		Jabil Circuit, Inc	3,588,991
61,825		Juniper Networks, Inc	1,859,078
50,033	*	Keysight Technologies, Inc	1,872,735
116,117		Motorola, Inc	9,982,578
68,293		NetApp, Inc	2,721,476
48,435		Western Digital Corp	4,314,105
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	104,168,836

TELECOMMUNICATION SERVICES - 2.9%
1,212,115		AT&T, Inc	48,036,117
38,796	e	CenturyLink, Inc	995,894
61,575	*	T-Mobile US, Inc	4,142,150
264,992		Verizon Communications, Inc	12,165,783
		TOTAL TELECOMMUNICATION SERVICES	65,339,944

TRANSPORTATION - 2.7%
45,989		Alaska Air Group, Inc	3,913,204
121,575		American Airlines Group, Inc	5,181,526
30,359		Copa Holdings S.A. (Class A)	3,534,395
117,656		CSX Corp	5,981,631
37,199		Delta Air Lines, Inc	1,690,322
132,377	*	JetBlue Airways Corp	2,889,790
76,276		Norfolk Southern Corp	8,961,667
4,598		Old Dominion Freight Line	407,015
22,510	*	Spirit Airlines, Inc	1,289,148
182,206		Union Pacific Corp	20,399,784
103,741	*	United Continental Holdings, Inc	7,283,656
		TOTAL TRANSPORTATION	61,532,138

UTILITIES - 5.1%
60,033		Ameren Corp	3,283,205
53,707		American Electric Power Co, Inc	3,642,946
14,954		American Water Works Co, Inc	1,192,731
31,143		Atmos Energy Corp	2,523,206
28,327		Avangrid, Inc	1,232,224
167,868		Centerpoint Energy, Inc	4,789,274
26,379		CMS Energy Corp	1,197,607
69,413		Consolidated Edison, Inc	5,503,063
47,009		DTE Energy Co	4,916,671
126,460		Duke Energy Corp	10,432,950
95,662		Edison International	7,650,090
22,440		Entergy Corp	1,711,274
20,134		Eversource Energy	1,195,960
16

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY			VALUE

320,125		Exelon Corp			$11,085,929
66,872		FirstEnergy Corp			2,002,148
23,721		Great Plains Energy, Inc			701,904
32,461		MDU Resources Group, Inc			873,201
32,093		National Fuel Gas Co			1,777,310
95,079		NextEra Energy, Inc			12,698,751
246,836		NRG Energy, Inc			4,171,528
56,466		OGE Energy Corp			1,963,887
124,614		PG&E Corp			8,355,369
38,586		Pinnacle West Capital Corp			3,283,283
124,520		PPL Corp			4,745,457
51,971		Public Service Enterprise Group, Inc			2,289,322
11,309		SCANA Corp			749,900
5,197		Southern Co			258,811
85,487		UGI Corp			4,288,028
7,625		WEC Energy Group, Inc			461,465
6,645		Westar Energy, Inc			345,739
111,954		Xcel Energy, Inc			5,043,528
		TOTAL UTILITIES			114,366,761

		TOTAL COMMON STOCKS			2,218,961,231
		(Cost $1,839,510,669)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 0.7%
$16,250,000		Federal Home Loan Bank (FHLB)	0.680%	05/01/17	16,250,000
		TOTAL GOVERNMENT AGENCY DEBT			16,250,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
11,098,736	c	State Street Navigator Securities Lending Government Money Market Portfolio			11,098,736
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			11,098,736

		TOTAL SHORT-TERM INVESTMENTS			27,348,736
		(Cost $27,348,736)
		TOTAL INVESTMENTS - 100.1%			2,246,309,967
		(Cost $1,866,859,405)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(3,738,967)
		NET ASSETS - 100.0%			$2,242,571,000

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $10,773,540.
17

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.3%
243,951	n	Delphi Automotive plc	$19,613,660
		TOTAL AUTOMOBILES & COMPONENTS	19,613,660

BANKS - 7.8%
2,167,129		Banca Intesa S.p.A.	6,326,064
4,610,512		Bank of America Corp	107,609,350
657,415		Citigroup, Inc	38,866,375
1,054,057		Citizens Financial Group, Inc	38,694,432
312,018		Comerica, Inc	22,059,673
1,314,560		Huntington Bancshares, Inc	16,905,242
2,205,878		ING Groep NV	35,954,765
1,457,198		JPMorgan Chase & Co	126,776,226
1,004,395		Wells Fargo & Co	54,076,627
958,917		Zions Bancorporation	38,385,447
		TOTAL BANKS	485,654,201

CAPITAL GOODS - 8.3%
308,896	n	AGCO Corp	19,766,255
390,267	*	Caesarstone Sdot-Yam Ltd	15,493,600
158,152		Carlisle Cos, Inc	16,035,031
395,091		Caterpillar, Inc	40,402,006
1,429,056		CNH Industrial NV (NYSE)	15,862,522
182,228		Equifax, Inc	24,657,271
259,672		Fortive Corp	16,426,851
181,010	n	General Dynamics Corp	35,077,928
2,064,354	n	General Electric Co	59,845,622
554,114	n	Honeywell International, Inc	72,666,510
631,556		Kennametal, Inc	26,260,098
390,232	n	PACCAR, Inc	26,040,181
296,634	n	Parker-Hannifin Corp	47,698,747
302,999	n	Raytheon Co	47,028,475
157,442	n	Rockwell Automation, Inc	24,773,499
180,324	*	WABCO Holdings, Inc	21,435,114
		TOTAL CAPITAL GOODS	509,469,710

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
540,935		Waste Management, Inc	39,369,249
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	39,369,249

CONSUMER DURABLES & APPAREL - 2.2%
222,603	n	Coach, Inc	8,768,332
371,847		DR Horton, Inc	12,230,048
943,667	n	Mattel, Inc	21,157,014
18

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

134,181	*,n	Mohawk Industries, Inc	$31,504,357
252,260		Phillips-Van Heusen Corp	25,485,828
466,592		Sony Corp	16,010,786
686,811	*,g	Spin Master Corp	19,733,143
		TOTAL CONSUMER DURABLES & APPAREL	134,889,508

CONSUMER SERVICES - 1.7%
253,390		Marriott International, Inc (Class A)	23,925,084
1,186,815		MGM Resorts International	36,447,089
445,211	*	Norwegian Cruise Line Holdings Ltd	24,010,229
153,096		Wynn Resorts Ltd	18,832,339
		TOTAL CONSUMER SERVICES	103,214,741

DIVERSIFIED FINANCIALS - 2.8%
415,122		American Express Co	32,898,419
740,911		Blackstone Group LP	22,849,695
246,507		CME Group, Inc	28,641,648
1,328,452		Morgan Stanley	57,614,963
28,257	*,g	Netmarble Games Corp	3,898,716
276,186		Northern Trust Corp	24,856,740
		TOTAL DIVERSIFIED FINANCIALS	170,760,181

ENERGY - 6.5%
1,214,865		Cenovus Energy, Inc	12,124,353
500,594		Chevron Corp	53,413,380
356,075	*,n	Concho Resources, Inc	45,100,459
925,080	*	Continental Resources, Inc	39,232,643
295,725		Delek US Holdings, Inc	7,118,101
261,275	*	Diamondback Energy, Inc	26,085,696
512,909		Enterprise Products Partners LP	14,012,674
665,150		EOG Resources, Inc	61,526,375
364,888		Exxon Mobil Corp	29,793,105
557,161		Oceaneering International, Inc	14,703,479
788,685	*	Parsley Energy, Inc	23,494,926
63,749	n	Pioneer Natural Resources Co	11,027,939
595,992	*	RSP Permian, Inc	22,677,496
358,655	n	Schlumberger Ltd	26,034,766
1,510,183	*	WPX Energy, Inc	18,016,483
		TOTAL ENERGY	404,361,875

FOOD, BEVERAGE & TOBACCO - 6.9%
479,786		Coca-Cola European Partners plc (Class A)	18,529,335
754,217		ConAgra Foods, Inc	29,248,535
182,915	n	Constellation Brands, Inc (Class A)	31,560,154
228,861		Costco Wholesale Corp	40,627,405
192,167		Fresh Del Monte Produce, Inc	11,779,837
271,119		Hershey Co	29,335,076
419,158		Kraft Heinz Co	37,887,692
295,955		Molson Coors Brewing Co (Class B)	28,379,125
757,221		Mondelez International, Inc	34,097,662
851,913	*,n	Monster Beverage Corp	38,659,812
446,231		PepsiCo, Inc	50,549,047
496,652	n	Philip Morris International, Inc	55,048,908
19

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

345,808		Pinnacle Foods, Inc	$20,108,735
		TOTAL FOOD, BEVERAGE & TOBACCO	425,811,323

HEALTH CARE EQUIPMENT & SERVICES - 6.2%
198,279		Anthem, Inc	35,271,851
627,310		Baxter International, Inc	34,928,621
1,877,999	*	Boston Scientific Corp	49,541,614
283,901		Cigna Corp	44,393,599
296,221	*,n	Edwards Lifesciences Corp	32,486,557
155,563		Humana, Inc	34,531,875
148,568	*	Idexx Laboratories, Inc	24,919,310
32,412	*	Intuitive Surgical, Inc	27,092,218
160,794	*,n	NuVasive, Inc	11,659,173
220,100		STERIS plc	16,243,380
92,527	n	Stryker Corp	12,617,907
270,493	n	Universal Health Services, Inc (Class B)	32,664,735
164,292	*	WellCare Health Plans, Inc	25,204,036
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	381,554,876

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
218,788	*	Central Garden & Pet Co	8,270,186
87,853		Clorox Co	11,745,068
573,046		Colgate-Palmolive Co	41,282,234
109,495	e	L’Oreal S.A.	21,805,882
704,425		Procter & Gamble Co	61,517,435
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	144,620,805

INSURANCE - 2.0%
146,726	*	Berkshire Hathaway, Inc (Class B)	24,240,602
451,166		Chubb Ltd	61,922,534
563,693		Lincoln National Corp	37,164,280
		TOTAL INSURANCE	123,327,416

MATERIALS - 3.4%
143,929	e	Akzo Nobel NV	12,588,332
1,140,839		Dow Chemical Co	71,644,689
207,083		Eagle Materials, Inc	19,873,756
354,832		FMC Corp	25,984,348
551,756		International Paper Co	29,778,271
167,579		PPG Industries, Inc	18,406,877
86,220		Praxair, Inc	10,775,776
47,000	n	United States Steel Corp	1,049,040
283,767	n	WR Grace & Co	19,784,235
		TOTAL MATERIALS	209,885,324

MEDIA - 3.8%
460,520		CBS Corp (Class B)	30,652,211
2,148,282		Comcast Corp (Class A)	84,191,172
189,973	*,n	DISH Network Corp (Class A)	12,241,860
963,856		Viacom, Inc (Class B)	41,021,711
559,038		Walt Disney Co	64,624,793
		TOTAL MEDIA	232,731,747
20

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
171,567		Allergan plc	$41,838,329
852,049		AstraZeneca plc (ADR)	25,774,482
228,430	*	BioMarin Pharmaceutical, Inc	21,892,731
516,493	n	Bristol-Myers Squibb Co	28,949,433
404,223	*,n	Celgene Corp	50,143,863
258,121	*,n	Clovis Oncology, Inc	14,942,625
552,644	n	Eli Lilly & Co	45,349,967
553,885		H Lundbeck AS	28,411,536
134,828	*,n	Incyte Corp	16,756,424
297,294		Ipsen	34,611,854
146,802	*	Jazz Pharmaceuticals plc	23,382,623
1,151,750		Merck & Co, Inc	71,788,577
421,012		Novo Nordisk AS	16,392,883
1,413,543		Pfizer, Inc	47,947,378
31,280	*,n	Regeneron Pharmaceuticals, Inc	12,151,967
208,913	*	Seattle Genetics, Inc	14,268,758
98,837	*,n	TESARO, Inc	14,587,353
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	509,190,783

REAL ESTATE - 0.7%
294,067	n	Crown Castle International Corp	27,818,738
445,291		Weyerhaeuser Co	15,082,006
		TOTAL REAL ESTATE	42,900,744

RETAILING - 6.3%
152,556	*	Amazon.com, Inc	141,112,775
222,032	*	ASOS plc	16,734,360
98,222	*	Floor & Decor Holdings, Inc	3,182,393
639,503		Home Depot, Inc	99,826,418
431,954	e	Industria De Diseno Textil S.A.	16,552,987
2,851,447	*,n	JC Penney Co, Inc	15,340,785
209,743	*	NetFlix, Inc	31,922,885
17,819	*	Priceline.com, Inc	32,908,485
125,764	*,n	Ulta Beauty, Inc.	35,395,020
		TOTAL RETAILING	392,976,108

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
228,021		Analog Devices, Inc	17,375,200
979,205		Applied Materials, Inc	39,765,515
222,525	n	Broadcom Ltd	49,135,745
660,123		Intel Corp	23,863,447
367,934		Microchip Technology, Inc	27,808,452
343,331	*,n	Microsemi Corp	16,115,957
133,076	n	Monolithic Power Systems, Inc	12,176,454
396,204		NVIDIA Corp	41,324,077
154,364		Xilinx, Inc	9,741,912
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	237,306,759

SOFTWARE & SERVICES - 13.8%
168,218	*	Adobe Systems, Inc	22,497,475
179,125	*	Alphabet, Inc (Class C)	162,280,085
21

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

329,211	*	CyberArk Software Ltd	$17,418,554
186,601	*	DXC Technology Co	14,058,519
684,894	*	Facebook, Inc	102,905,324
207,879	*	IAC/InterActiveCorp	17,256,036
2,355,992		Microsoft Corp	161,291,212
64,154	*,n	MicroStrategy, Inc (Class A)	12,200,166
1,197,208		Oracle Corp	53,826,472
608,171	*	PayPal Holdings, Inc	29,021,920
662,851	*	salesforce.com, Inc	57,084,728
175,737	*	ServiceNow, Inc	16,603,632
1,205,592		Symantec Corp	38,132,875
459,400	*	Take-Two Interactive Software, Inc	28,873,290
784,899		Tencent Holdings Ltd	24,593,492
628,992		Visa, Inc (Class A)	57,376,650
288,040	*,e	VMware, Inc (Class A)	27,110,325
311,428	*,n	Yelp, Inc	11,027,665
91,965	*,e	Yext, Inc	1,364,761
		TOTAL SOFTWARE & SERVICES	854,923,181

TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
1,762,379		Apple, Inc	253,165,743
711,149	*,n	Ciena Corp	16,292,424
1,711,794		Cisco Systems, Inc	58,320,822
128,380	n	Cognex Corp	10,955,949
847,882	*,n	Flextronics International Ltd	13,108,256
234,315	*,n	Itron, Inc	15,195,328
185,054		National Instruments Corp	6,460,235
1,398,735	*,e	Oclaro, Inc	11,203,867
644,100	*	Pure Storage, Inc	6,833,901
147,946		Universal Display Corp	13,218,975
1,054,635	*	Viavi Solutions, Inc	10,546,350
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	415,301,850

TELECOMMUNICATION SERVICES - 2.0%
2,159,538		AT&T, Inc	85,582,491
594,895	*	T-Mobile US, Inc	40,018,587
		TOTAL TELECOMMUNICATION SERVICES	125,601,078

TRANSPORTATION - 1.8%
980,433		CSX Corp	49,845,214
348,025		DSV AS	19,379,927
111,702	n	FedEx Corp	21,189,869
316,484	*,n	Genesee & Wyoming, Inc (Class A)	21,444,956
		TOTAL TRANSPORTATION	111,859,966

UTILITIES - 1.5%
330,299		American Water Works Co, Inc	26,344,648
329,061		NextEra Energy, Inc	43,949,387
217,550		Sempra Energy	24,587,501
		TOTAL UTILITIES	94,881,536

		TOTAL COMMON STOCKS	6,170,206,621
		(Cost $4,605,312,897)
22

TIAA-CREF FUNDS - Growth & Income Fund

SHARES	COMPANY			VALUE

PURCHASED OPTIONS - 0.0%

CONSUMER DURABLES & APPAREL - 0.0%
50,500	Kate Spade & Co			$15,150
62,500	Mattel, Inc			45,000
	TOTAL CONSUMER DURABLES & APPAREL			60,150

FOOD & STAPLES RETAILING - 0.0%
31,300	Sprouts Farmers Market, Inc			21,910
	TOTAL FOOD & STAPLES RETAILING			21,910

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
10,000	Edwards Lifesciences Corp			500
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			500

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
20,000	Church & Dwight Co, Inc			11,000
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			11,000

MATERIALS - 0.0%
50,000	Kapstone Paper and Packaging			53,750
56,400	Monsanto Co			444,150
	TOTAL MATERIALS			497,900

MEDIA - 0.0%
78,000	DISH Network Corp			541,320
	TOTAL MEDIA			541,320

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
48,900	Bristol-Myers Squibb Co			75,795
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			75,795

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
39,000	Ciena Corp			22,620
	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			22,620

	TOTAL PURCHASED OPTIONS			1,231,195
	(Cost $1,057,086)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.4%

GOVERNMENT AGENCY DEBT - 0.1%
$7,350,000	Federal Home Loan Bank (FHLB)	0.680%	05/01/17	7,350,000
	TOTAL GOVERNMENT AGENCY DEBT			7,350,000
23

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
77,682,897	c	State Street Navigator Securities Lending Government Money Market Portfolio	$77,682,897
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	77,682,897

		TOTAL SHORT-TERM INVESTMENTS	85,032,897
		(Cost $85,032,897)
		TOTAL INVESTMENTS - 101.0%	6,256,470,713
		(Cost $4,691,402,880)
		OTHER ASSETS & LIABILITIES, NET - (1.0)%	(60,689,810)
		NET ASSETS - 100.0%	$6,195,780,903

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $74,798,242.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2017, the aggregate value of these securities was $23,631,859 or 0.4% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
24

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

AUTOMOBILES & COMPONENTS - 1.2%
157,018	*	Tesla Motors, Inc	$49,314,643
		TOTAL AUTOMOBILES & COMPONENTS	49,314,643

BANKS - 2.1%
2,258,781		Bank of America Corp	52,719,949
415,685		JPMorgan Chase & Co	36,164,595
		TOTAL BANKS	88,884,544

CAPITAL GOODS - 3.5%
73,461		General Dynamics Corp	14,236,007
162,499		Northrop Grumman Corp	39,968,254
263,684		Parker-Hannifin Corp	42,400,387
70,190		Rockwell Automation, Inc	11,044,397
181,665		Roper Industries, Inc	39,730,135
		TOTAL CAPITAL GOODS	147,379,180

COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
879,045	*	IHS Markit Ltd	38,150,553
956,765		Nielsen NV	39,351,744
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	77,502,297

CONSUMER DURABLES & APPAREL - 2.1%
195,531	*	Lululemon Athletica, Inc	10,167,612
1,417,570		Nike, Inc (Class B)	78,547,554
		TOTAL CONSUMER DURABLES & APPAREL	88,715,166

CONSUMER SERVICES - 4.3%
61,992	*	Chipotle Mexican Grill, Inc (Class A)	29,413,344
593,936		Marriott International, Inc (Class A)	56,079,437
834,009		MGM Resorts International	25,612,417
1,136,667		Starbucks Corp	68,268,220
		TOTAL CONSUMER SERVICES	179,373,418

DIVERSIFIED FINANCIALS - 2.0%
1,036,842		Charles Schwab Corp	40,281,312
306,983		CME Group, Inc	35,668,354
215,055		TD Ameritrade Holding Corp	8,230,155
		TOTAL DIVERSIFIED FINANCIALS	84,179,821

ENERGY - 1.7%
236,169	*	Concho Resources, Inc	29,913,166
433,190		EOG Resources, Inc	40,070,075
		TOTAL ENERGY	69,983,241
25

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 2.4%
295,048		Costco Wholesale Corp	$52,376,921
585,053	*	Monster Beverage Corp	26,549,705
349,051		Pinnacle Foods, Inc	20,297,316
		TOTAL FOOD, BEVERAGE & TOBACCO	99,223,942

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
751,366	*	Cerner Corp	48,650,948
74,283	*	Intuitive Surgical, Inc	62,090,931
555,620		UnitedHealth Group, Inc	97,166,826
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	207,908,705

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
787,305		Estee Lauder Cos (Class A)	68,605,758
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	68,605,758

MATERIALS - 3.0%
231,217		Albemarle Corp	25,181,844
528,377		Monsanto Co	61,614,042
121,781		Sherwin-Williams Co	40,757,665
		TOTAL MATERIALS	127,553,551

MEDIA - 4.7%
489,642		CBS Corp (Class B)	32,590,572
2,163,770		Comcast Corp (Class A)	84,798,146
713,657		Walt Disney Co	82,498,749
		TOTAL MEDIA	199,887,467

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.9%
173,052	*	Alexion Pharmaceuticals, Inc	22,112,585
237,774		Allergan plc	57,983,568
83,208	*	Biogen Idec, Inc	22,566,842
276,787	*	BioMarin Pharmaceutical, Inc	26,527,266
490,680	*,n	Celgene Corp	60,868,854
301,931		Eli Lilly & Co	24,776,458
230,407	*	Illumina, Inc	42,593,038
13,238	*	Incyte Corp	1,645,219
140,863		Ipsen	16,399,690
139,833	*	Jazz Pharmaceuticals plc	22,272,600
105,892		Lonza Group AG.	21,666,556
66,938	*	Vertex Pharmaceuticals, Inc	7,918,765
838,441		Zoetis, Inc	47,044,924
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	374,376,365

RETAILING - 9.3%
174,615	*	Amazon.com, Inc	161,517,129
312,757		Expedia, Inc	41,821,866
541,891		Home Depot, Inc	84,589,185
406,735	*	NetFlix, Inc	61,905,067
23,932	*	Priceline.com, Inc	44,198,096
		TOTAL RETAILING	394,031,343
26

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
370,558	*	Advanced Micro Devices, Inc	$4,928,421
452,037		Broadcom Ltd	99,814,290
207,550		Lam Research Corp	30,063,618
216,797	n	NVIDIA Corp	22,611,927
99,803		Skyworks Solutions, Inc	9,954,351
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	167,372,607

SOFTWARE & SERVICES - 34.1%
891,061		Activision Blizzard, Inc	46,557,937
1,092,527	*	Adobe Systems, Inc	146,114,561
106,203	*	Alphabet, Inc (Class A)	98,186,798
174,749	*	Alphabet, Inc (Class C)	158,315,604
534,224		Automatic Data Processing, Inc	55,821,066
1,163,888	*	Facebook, Inc	174,874,172
52,610	*	Gartner, Inc	6,002,275
391,905	*	IAC/InterActiveCorp	32,532,034
1,029,231		Intuit, Inc	128,870,014
524,068		MasterCard, Inc (Class A)	60,959,590
2,762,216		Microsoft Corp	189,101,307
874,136	*	PayPal Holdings, Inc	41,713,770
428,291	*	Red Hat, Inc	37,723,871
973,825	*	salesforce.com, Inc	83,865,809
163,853	*,g	Scout24 AG.	5,617,055
132,125	*	ServiceNow, Inc	12,483,170
1,402,900		Tencent Holdings Ltd	43,957,515
1,302,610		Visa, Inc (Class A)	118,824,084
		TOTAL SOFTWARE & SERVICES	1,441,520,632

TECHNOLOGY HARDWARE & EQUIPMENT - 4.3%
1,167,248		Apple, Inc	167,675,175
459,581	*	Ciena Corp	10,529,000
22,585	*	Lumentum Holdings, Inc	965,509
74,802	*	Palo Alto Networks, Inc	8,109,285
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	187,278,969

TELECOMMUNICATION SERVICES - 1.0%
615,569	*	T-Mobile US, Inc	41,409,327
		TOTAL TELECOMMUNICATION SERVICES	41,409,327

TRANSPORTATION - 1.6%
133,194		FedEx Corp	25,266,902
382,309		Union Pacific Corp	42,803,315
		TOTAL TRANSPORTATION	68,070,217

		TOTAL COMMON STOCKS	4,162,571,193
		(Cost $2,863,691,680)
27

TIAA-CREF FUNDS - Large-Cap Growth Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.5%

GOVERNMENT AGENCY DEBT - 1.2%
$43,300,000	Federal Home Loan Bank (FHLB)	0.680%	05/01/17	$43,300,000
7,670,000	FHLB	0.760	05/12/17	7,668,267
	TOTAL GOVERNMENT AGENCY DEBT			50,968,267

TREASURY DEBT - 0.3%
11,800,000	United States Treasury Bill	0.760	05/04/17	11,799,386
	TOTAL TREASURY DEBT			11,799,386

	TOTAL SHORT-TERM INVESTMENTS			62,767,653
	(Cost $62,767,472)
	TOTAL INVESTMENTS - 100.0%			4,225,338,846
	(Cost $2,926,459,152)
	OTHER ASSETS & LIABILITIES, NET - 0.0%			(1,392,959)
	NET ASSETS - 100.0%			$4,223,945,887

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2017, the aggregate value of these securities was $5,617,055 or 0.1% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
28

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 0.6%
1,073,035		Ford Motor Co	$12,307,712
1,344,026	*	Peugeot S.A.	28,178,320
		TOTAL AUTOMOBILES & COMPONENTS	40,486,032

BANKS - 12.2%
9,450,702		Banca Intesa S.p.A.	27,587,533
7,601,278		Bank of America Corp	177,413,828
2,289,685		Citigroup, Inc	135,366,177
624,232		Citizens Financial Group, Inc	22,915,557
631,468		Comerica, Inc	44,644,788
606,872		Hilltop Holdings, Inc	16,877,110
293,285		Huntington Bancshares, Inc	3,771,645
1,119,218		JPMorgan Chase & Co	97,371,966
2,959,673		Regions Financial Corp	40,695,504
1,040,044		TCF Financial Corp	17,171,126
3,194,739		Wells Fargo & Co	172,004,748
1,070,963		Zions Bancorporation	42,870,649
		TOTAL BANKS	798,690,631

CAPITAL GOODS - 7.7%
314,976		Ametek, Inc	18,016,627
201,876		Caterpillar, Inc	20,643,840
1,171,878	*	Colfax Corp	47,425,903
330,140		Dover Corp	26,041,443
466,150		Eaton Corp	35,259,586
909,861		Fortive Corp	57,557,807
2,502,637		General Electric Co	72,551,447
181,615	*	Herc Holdings, Inc	8,258,034
208,788		L3 Technologies, Inc	35,863,515
465,181		Masco Corp	17,221,001
454,079	*	SPX Corp	10,925,141
756,103	*	SPX FLOW, Inc	27,325,562
1,213,393		Terex Corp	42,444,487
1,676,958		Triumph Group, Inc	43,936,299
255,653		United Technologies Corp	30,420,150
316,294	*	USG Corp	9,583,708
		TOTAL CAPITAL GOODS	503,474,550

CONSUMER DURABLES & APPAREL - 1.7%
3,811,800		Cyrela Brazil Realty S.A.	15,852,227
1,476,904		Mattel, Inc	33,112,188
1,241,678		Pulte Homes, Inc	28,148,840
294,406		Sony Corp	10,102,341
29

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

617,874		Sony Corp (ADR)	$21,329,010
		TOTAL CONSUMER DURABLES & APPAREL	108,544,606

CONSUMER SERVICES - 2.5%
565,920		Carnival Corp	34,956,878
1,261,264		Extended Stay America, Inc	21,996,444
1,034,575		MGM Resorts International	31,771,798
740,038		Red Rock Resorts, Inc	17,302,089
904,357		Restaurant Brands International, Inc	50,797,733
30,997		Wyndham Worldwide Corp	2,954,324
		TOTAL CONSUMER SERVICES	159,779,266

DIVERSIFIED FINANCIALS - 6.1%
371,103		American Express Co	29,409,913
195,184		Bank of New York Mellon Corp	9,185,359
112,748		Capital One Financial Corp	9,062,684
2,792,388	*	Deutsche Bank AG.	50,209,388
526,927		Goldman Sachs Group, Inc	117,926,263
394,188		Legg Mason, Inc	14,734,748
1,268,720		Morgan Stanley	55,024,386
961,909		State Street Corp	80,704,165
1,077,664		Synchrony Financial	29,959,059
		TOTAL DIVERSIFIED FINANCIALS	396,215,965

ENERGY - 12.9%
236,510		Anadarko Petroleum Corp	13,485,800
249,169	*	Arch Coal, Inc	17,501,631
2,819	*,e	California Resources Corp	32,982
5,977,643		Cenovus Energy, Inc	59,656,877
898,958		Chevron Corp	95,918,819
230,617	*	Continental Resources, Inc	9,780,467
9,041	*	Diamondback Energy, Inc	902,653
1,209,890		EOG Resources, Inc	111,914,825
901,678		Exxon Mobil Corp	73,622,009
970,884	*,e	Jagged Peak Energy, Inc	10,815,648
2,332,662	*	Matador Resources Co	50,572,112
3,815,839	*,e	MEG Energy Corp	17,275,473
2,407,052		Nabors Industries Ltd	24,888,918
372,610	*	Newfield Exploration Co	12,899,758
1,303,881	*	Parsley Energy, Inc	38,842,615
826,580		Plains All American Pipeline LP	24,177,465
556,409		Plains GP Holdings LP	16,564,296
322,407	e	RPC, Inc	5,858,135
1,048,564	*	RSP Permian, Inc	39,897,860
961,949		Schlumberger Ltd	69,827,878
2,043,498	*	Transocean Ltd (NYSE)	22,539,783
9,899,678	*	Weatherford International Ltd	57,121,142
1,912,633		Williams Cos, Inc	58,583,949
777,905	*	WPX Energy, Inc	9,280,407
		TOTAL ENERGY	841,961,502

FOOD & STAPLES RETAILING - 1.9%
786,382	*	US Foods Holding Corp	22,175,972
30

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

733,738		Walgreens Boots Alliance, Inc	$63,497,687
546,448		Wal-Mart Stores, Inc	41,081,961
		TOTAL FOOD & STAPLES RETAILING	126,755,620

FOOD, BEVERAGE & TOBACCO - 5.7%
673,530		ConAgra Foods, Inc	26,119,493
869,789		Kraft Heinz Co	78,620,228
415,961		Lamb Weston Holdings, Inc	17,366,372
62,318		Molson Coors Brewing Co (Class B)	5,975,673
2,211,605		Mondelez International, Inc	99,588,573
831,638		Philip Morris International, Inc	92,178,756
871,922		Pinnacle Foods, Inc	50,702,264
5,534		Snyder’s-Lance, Inc	195,129
		TOTAL FOOD, BEVERAGE & TOBACCO	370,746,488

HEALTH CARE EQUIPMENT & SERVICES - 4.7%
2,583,948		Abbott Laboratories	112,763,491
48,910		Anthem, Inc	8,700,600
95,079		Baxter International, Inc	5,293,999
929,730	*	Boston Scientific Corp	24,526,277
353,546		Cardinal Health, Inc	25,663,904
441,720		Cigna Corp	69,071,756
247,645	*	Laboratory Corp of America Holdings	34,707,447
269,088		Medtronic plc	22,358,522
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	303,085,996

HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
910,578		Procter & Gamble Co	79,520,777
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	79,520,777

INSURANCE - 5.5%
401,335		Allstate Corp	32,624,522
1,189,479		American International Group, Inc	72,451,166
374,261	*	Berkshire Hathaway, Inc (Class B)	61,831,660
411,693		Chubb Ltd	56,504,864
566,755		Hartford Financial Services Group, Inc	27,408,272
1,040,214		Metlife, Inc	53,893,487
249,672		Principal Financial Group	16,261,137
190,889		Travelers Cos, Inc	23,223,556
183,776		W.R. Berkley Corp	12,493,093
		TOTAL INSURANCE	356,691,757

MATERIALS - 6.6%
27,831		Acerinox S.A.	387,697
4,193,356	*	AK Steel Holding Corp	26,585,877
318,863		Ashland Global Holdings, Inc	39,379,580
203,866	*	Berry Plastics Group, Inc	10,193,300
350,533		Dow Chemical Co	22,013,472
349,278		EI du Pont de Nemours & Co	27,854,921
2,236,536		First Quantum Minerals Ltd	21,315,947
529,106	*	GCP Applied Technologies, Inc	17,407,587
3,630,683	*	Louisiana-Pacific Corp	93,453,780
31

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

1,227,357		Olin Corp	$39,434,980
540,839	*,e	Ramaco Resources, Inc	4,196,911
2,035,154		Teck Resources Ltd	42,209,094
252,651		Westlake Chemical Corp	15,727,525
998,340		WR Grace & Co	69,604,265
		TOTAL MATERIALS	429,764,936

MEDIA - 0.5%
137,193		Time Warner, Inc	13,619,149
494,587		Viacom, Inc (Class B)	21,049,623
		TOTAL MEDIA	34,668,772

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.2%
1,038,969		Agilent Technologies, Inc	57,195,244
338,314		Allergan plc	82,501,252
552,885	*	Endo International plc	6,286,302
747,581		Johnson & Johnson	92,303,826
994,115		Merck & Co, Inc	61,963,188
547,874	*	Mylan NV	20,463,094
2,548,214		Pfizer, Inc	86,435,419
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	407,148,325

REAL ESTATE - 0.8%
50,395		AvalonBay Communities, Inc	9,566,987
354,785		HCP, Inc	11,122,510
1,108,029		MGM Growth Properties LLC	31,711,790
70,973	*	Quality Care Properties, Inc	1,231,381
		TOTAL REAL ESTATE	53,632,668

RETAILING - 1.2%
3,168,769	*	Groupon, Inc	12,421,574
11,456,000	*	Hengdeli Holdings Ltd	1,397,821
7,129,748	*	JC Penney Co, Inc	38,358,044
7,295,500		Via Varejo S.A.	27,374,933
		TOTAL RETAILING	79,552,372

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
2,834,118	*	Advanced Micro Devices, Inc	37,693,770
5,072,804		Advanced Semiconductor Engineering, Inc (ADR)	31,755,753
1,716,175		Intel Corp	62,039,726
544,576	*,e	Mellanox Technologies Ltd	25,703,987
407,193	*	Micron Technology, Inc	11,267,030
294,106		Qualcomm, Inc	15,805,257
379,215	*	Silicon Motion Technology Corp (ADR)	18,410,888
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	202,676,411

SOFTWARE & SERVICES - 4.2%
541,885	*	Conduent, Inc	8,838,144
514,195	*	Dell Technologies, Inc-VMware Inc	34,507,627
60,098	*	DXC Technology Co	4,527,783
587,476	*	eBay, Inc	19,627,573
394,207	*	IAC/InterActiveCorp	32,723,123
32

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

115,417	*	MicroStrategy, Inc (Class A)	$21,948,851
118,700		Nintendo Co Ltd	30,038,863
1,603,192		Oracle Corp	72,079,512
1,497,403		Symantec Corp	47,362,857
		TOTAL SOFTWARE & SERVICES	271,654,333

TECHNOLOGY HARDWARE & EQUIPMENT - 4.4%
122,866		Apple, Inc	17,649,701
1,109,061	*	Ciena Corp	25,408,588
2,422,665		Cisco Systems, Inc	82,540,196
369,307		Corning, Inc	10,654,507
699,600		Hewlett Packard Enterprise Co	13,033,548
1,141,187		HP, Inc	21,477,139
1,165,881	*	Infinera Corp	11,565,540
818,504		Juniper Networks, Inc	24,612,415
4,882,754	e	Nokia Corp	27,978,180
257,548		Western Digital Corp	22,939,800
4,456,372		Xerox Corp	32,041,315
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	289,900,929

TELECOMMUNICATION SERVICES - 3.8%
4,149,892		AT&T, Inc	164,460,220
1,690,077		Telephone & Data Systems, Inc	46,409,514
739,268		Verizon Communications, Inc	33,939,794
		TOTAL TELECOMMUNICATION SERVICES	244,809,528

TRANSPORTATION - 2.1%
726,667	*,b,m	AMR Corp (Escrow)	7,267
519,081	*	Kirby Corp	36,647,118
635,544		Knight Transportation, Inc	21,799,159
705,904		Union Pacific Corp	79,033,012
		TOTAL TRANSPORTATION	137,486,556

UTILITIES - 3.4%
265,635		American Electric Power Co, Inc	18,018,022
252,377		Duke Energy Corp	20,821,103
190,973		Edison International	15,272,111
228,487		Exelon Corp	7,912,505
434,161		FirstEnergy Corp	12,998,780
540,097		NextEra Energy, Inc	72,135,355
375,725		PG&E Corp	25,192,361
102,627		Sempra Energy	11,598,904
862,062		Xcel Energy, Inc	38,835,893
		TOTAL UTILITIES	222,785,034

		TOTAL COMMON STOCKS	6,460,033,054
		(Cost $5,246,006,551)
33

TIAA-CREF FUNDS - Large-Cap Value Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.3%

GOVERNMENT AGENCY DEBT - 0.9%
$46,650,000		Federal Home Loan Bank (FHLB)	0.680%	05/01/17	$46,650,000
11,300,000		FHLB	0.760	05/12/17	11,297,446
		TOTAL GOVERNMENT AGENCY DEBT			57,947,446

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
27,893,705	c	State Street Navigator Securities Lending Government Money Market Portfolio			27,893,705
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			27,893,705

		TOTAL SHORT-TERM INVESTMENTS			85,841,151
		(Cost $85,841,081)
		TOTAL INVESTMENTS - 100.3%			6,545,874,205
		(Cost $5,331,847,632)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(19,989,036)
		NET ASSETS - 100.0%			$6,525,885,169

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $26,865,356.
m	Indicates a security that has been deemed illiquid.
34

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS

MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

AUTOMOBILES & COMPONENTS - 1.1%
210,491		Delphi Automotive plc	$16,923,477
		TOTAL AUTOMOBILES & COMPONENTS	16,923,477

BANKS - 2.1%
384,132		Citizens Financial Group, Inc	14,101,486
640,823		Investors Bancorp, Inc	8,875,398
51,004	*	SVB Financial Group	8,973,644
		TOTAL BANKS	31,950,528

CAPITAL GOODS - 13.2%
235,764		A.O. Smith Corp	12,702,964
128,881		Allegion plc	10,135,202
174,746		Ametek, Inc	9,995,471
81,302		Equifax, Inc	11,000,974
163,965		Fastenal Co	7,325,956
126,066		Fortive Corp	7,974,935
186,513		Fortune Brands Home & Security, Inc	11,888,339
311,812	*	HD Supply Holdings, Inc	12,566,024
194,000		Ingersoll-Rand plc	17,217,500
78,708		Lennox International, Inc	13,017,516
352,807		Masco Corp	13,060,915
127,027	*	Middleby Corp	17,292,185
113,255		Owens Corning, Inc	6,891,567
53,000	n	Parker-Hannifin Corp	8,522,400
61,000		Rockwell Automation, Inc	9,598,350
49,823		Roper Industries, Inc	10,896,290
73,428		Snap-On, Inc	12,301,393
25,532		TransDigm Group, Inc	6,299,510
		TOTAL CAPITAL GOODS	198,687,491

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
143,042		Nielsen NV	5,883,317
72,460	*	Verisk Analytics, Inc	6,000,413
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	11,883,730

CONSUMER DURABLES & APPAREL - 4.9%
281,253		DR Horton, Inc	9,250,411
417,741		Hanesbrands, Inc	9,110,931
544,132		Mattel, Inc	12,199,440
68,446	*	Mohawk Industries, Inc	16,070,436
337,813		Newell Rubbermaid, Inc	16,127,193
5,136	*	NVR, Inc	10,843,380
		TOTAL CONSUMER DURABLES & APPAREL	73,601,791
35

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 5.6%
229,000		ARAMARK Holdings Corp	$8,363,080
28,062	*	Chipotle Mexican Grill, Inc (Class A)	13,314,577
125,351		Marriott International, Inc (Class A)	11,835,641
380,732		Melco Crown Entertainment Ltd (ADR)	8,357,067
250,300		MGM Resorts International	7,686,713
281,777		Planet Fitness, Inc	5,860,962
223,932		Restaurant Brands International, Inc	12,578,261
61,861		Wyndham Worldwide Corp	5,895,972
53,744		Wynn Resorts Ltd	6,611,049
206,339	*,e	Zoe’s Kitchen, Inc	3,724,419
		TOTAL CONSUMER SERVICES	84,227,741

DIVERSIFIED FINANCIALS - 3.5%
55,000		Affiliated Managers Group, Inc	9,107,450
290,801	e,n	iShares Russell Midcap Growth Index Fund	30,627,162
169,691		Lazard Ltd (Class A)	7,286,531
76,167		T Rowe Price Group, Inc	5,399,479
		TOTAL DIVERSIFIED FINANCIALS	52,420,622

ENERGY - 2.4%
90,719	*	Diamondback Energy, Inc	9,057,385
188,310	*	Parsley Energy, Inc	5,609,755
293,949	*	RSP Permian, Inc	11,184,759
88,000		US Silica Holdings Inc	3,652,000
229,000		Williams Cos, Inc	7,014,270
		TOTAL ENERGY	36,518,169

FOOD & STAPLES RETAILING - 0.3%
152,766	*	US Foods Holding Corp	4,308,001
		TOTAL FOOD & STAPLES RETAILING	4,308,001

FOOD, BEVERAGE & TOBACCO - 3.5%
204,240		ConAgra Foods, Inc	7,920,427
128,248		Dr Pepper Snapple Group, Inc	11,753,929
79,879		Hershey Co	8,642,908
136,964		Kellogg Co	9,724,444
175,701	*	Post Holdings, Inc	14,792,267
		TOTAL FOOD, BEVERAGE & TOBACCO	52,833,975

HEALTH CARE EQUIPMENT & SERVICES - 9.6%
278,645	*,e	Acadia Healthcare Co, Inc	12,143,349
61,926		AmerisourceBergen Corp	5,081,028
54,051		Bard (C.R.), Inc	16,619,601
519,488	*	Brookdale Senior Living, Inc	6,748,149
226,405	*	Centene Corp	16,844,532
124,409	*	Cerner Corp	8,055,483
51,381	*	DexCom, Inc	4,005,663
126,365	*	Edwards Lifesciences Corp	13,858,450
171,396	*	Envision Healthcare Corp	9,603,318
48,167	*	Henry Schein, Inc	8,371,425
36

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

255,738	*	Hologic, Inc	$11,546,571
178,045	*	Insulet Corp	7,728,933
20,164	*	Intuitive Surgical, Inc	16,854,483
30,831	*	MEDNAX, Inc	1,860,959
51,239		Zimmer Holdings, Inc	6,130,746
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	145,452,690

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
136,470		Church & Dwight Co, Inc	6,759,359
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,759,359

MATERIALS - 5.5%
1,016,746	*	AK Steel Holding Corp	6,446,170
71,207		Albemarle Corp	7,755,154
82,916		Ashland Global Holdings, Inc	10,240,126
132,448		Avery Dennison Corp	11,020,998
324,165	*	Berry Plastics Group, Inc	16,208,250
374,127	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	4,770,119
35,800		Martin Marietta Materials, Inc	7,882,802
211,980	n	Olin Corp	6,810,917
299,298		Teck Resources Ltd	6,207,441
86,147		Westlake Chemical Corp	5,362,651
		TOTAL MATERIALS	82,704,628

MEDIA - 2.1%
719,463		Interpublic Group of Cos, Inc	16,957,743
354,928		Viacom, Inc (Class B)	15,105,736
		TOTAL MEDIA	32,063,479

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.3%
161,882	*	BioMarin Pharmaceutical, Inc	15,514,771
161,537	*	Coherus Biosciences, Inc	3,101,510
94,229	*	Illumina, Inc	17,419,173
97,589	*	Incyte Corp	12,128,361
30,292	*	Jazz Pharmaceuticals plc	4,824,910
966,100	*,e	Merrimack Pharmaceuticals, Inc	3,217,113
136,626	*	Quintiles Transnational Holdings, Inc	11,514,839
469,369		Zoetis, Inc	26,336,295
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	94,056,972

REAL ESTATE - 3.2%
169,089	*	CBRE Group, Inc	6,055,077
65,569		Equinix, Inc	27,388,172
242,531		Gaming and Leisure Properties, Inc	8,440,079
45,309	*	SBA Communications Corp	5,731,135
		TOTAL REAL ESTATE	47,614,463

RETAILING - 6.2%
18,925	*	AutoZone, Inc	13,099,696
89,192	*	Burlington Stores, Inc	8,822,872
92,439		Dollar General Corp	6,721,240
103,322	*	Dollar Tree, Inc	8,551,962
37

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

67,690		Expedia, Inc	$9,051,507
23,770	*	Floor & Decor Holdings, Inc	770,148
68,093	*	O’Reilly Automotive, Inc	16,897,278
265,293		Ross Stores, Inc	17,244,045
72,452		Tractor Supply Co	4,485,503
30,348	*	Ulta Beauty, Inc	8,541,141
		TOTAL RETAILING	94,185,392

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.8%
75,312	n	Lam Research Corp	10,908,943
161,345		Maxim Integrated Products, Inc	7,123,382
126,720		Microchip Technology, Inc	9,577,497
322,789	*,n	Micron Technology, Inc	8,931,572
291,129		NVIDIA Corp	30,364,755
172,880	*	Silicon Motion Technology Corp (ADR)	8,393,324
118,142		Skyworks Solutions, Inc	11,783,483
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	87,082,956

SOFTWARE & SERVICES - 15.9%
33,080		Alliance Data Systems Corp	8,257,760
122,000	*,n	Autodesk, Inc	10,988,540
258,763		CDK Global, Inc	16,822,183
302,388		CSRA, Inc	8,793,443
247,485	*,n	Electronic Arts, Inc	23,466,528
244,966		Fidelity National Information Services, Inc	20,623,688
83,749	*	Fiserv, Inc	9,977,856
76,008	*	FleetCor Technologies, Inc	10,727,769
210,632	*	GrubHub, Inc	9,052,963
140,070	*	Guidewire Software, Inc	8,612,904
54,872	*	HubSpot, Inc	3,679,168
169,342	*	IAC/InterActiveCorp	14,057,079
32,009	*	MicroStrategy, Inc (Class A)	6,087,151
170,413	*	Mobileye NV	10,551,973
32,112	*	Okta, Inc	836,518
381,895	*,e	Pandora Media, Inc	4,143,561
80,925	*	Proofpoint, Inc	6,099,317
216,885	*	RingCentral, Inc	6,929,476
183,536	*	ServiceNow, Inc	17,340,481
157,999	*	Splunk, Inc	10,160,916
316,422	n	Symantec Corp	10,008,428
30,000	*	Ultimate Software Group, Inc	6,080,100
263,363	*	Vantiv, Inc	16,339,040
		TOTAL SOFTWARE & SERVICES	239,636,842

TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
182,000		Amphenol Corp (Class A)	13,160,420
97,324	*	Anixter International, Inc	7,936,772
368,519	*	Ciena Corp	8,442,770
325,614	*,n	CommScope Holding Co, Inc	13,688,813
127,116	*	Finisar Corp	2,903,330
147,976	*	Lumentum Holdings, Inc	6,325,974
566,777	*,e	Oclaro, Inc	4,539,884
192,794	*	Orbotech Ltd	6,348,706
38

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY			VALUE

48,163	*	Palo Alto Networks, Inc			$5,221,351
371,785	*	Trimble Navigation Ltd			13,172,342
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			81,740,362

TRANSPORTATION - 1.0%
66,273		Alaska Air Group, Inc			5,639,169
60,843	*	Genesee & Wyoming, Inc (Class A)			4,122,722
83,000	*	Kirby Corp			5,859,800
		TOTAL TRANSPORTATION			15,621,691

		TOTAL COMMON STOCKS			1,490,274,359
		(Cost $1,205,356,887)

PURCHASED OPTIONS - 0.0%

CAPITAL GOODS - 0.0%
24,500		Parker-Hannifin Corp			30,625
		TOTAL CAPITAL GOODS			30,625

MATERIALS - 0.0%
72,500		Olin Corp			50,750
		TOTAL MATERIALS			50,750

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
32,000		Lam Research Corp			1,280
190,000		Micron Technology, Inc			110,200
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			111,480

SOFTWARE & SERVICES - 0.0%
60,000		Autodesk, Inc			36,000
120,000		Symantec Corp			24,000
		TOTAL SOFTWARE & SERVICES			60,000

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
110,000		CommScope Holding Co, Inc			52,250
32,000		CommScope Holding Co, Inc			23,200
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			75,450

		TOTAL PURCHASED OPTIONS			328,305
		(Cost $780,679)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.5%

GOVERNMENT AGENCY DEBT - 1.0%
$15,300,000		Federal Home Loan Bank (FHLB)	0.680%	05/01/17	15,300,000
		TOTAL GOVERNMENT AGENCY DEBT			15,300,000
39

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.5%
37,451,322	c	State Street Navigator Securities Lending Government Money Market Portfolio	$37,451,322
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	37,451,322

		TOTAL SHORT-TERM INVESTMENTS	52,751,322
		(Cost $52,751,322)
		TOTAL INVESTMENTS - 102.2%	1,543,353,986
		(Cost $1,258,888,888)
		OTHER ASSETS & LIABILITIES, NET - (2.2)%	(32,860,805)
		NET ASSETS - 100.0%	$1,510,493,181

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $36,642,384.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
40

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS

MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

AUTOMOBILES & COMPONENTS - 1.0%
17,117		Adient plc	$1,259,126
146,747		Delphi Automotive plc	11,798,459
151,650		Lear Corp	21,634,389
201,661		Magna International, Inc (Class A)	8,423,380
75,860		Visteon Corp	7,809,787
		TOTAL AUTOMOBILES & COMPONENTS	50,925,141

BANKS - 8.5%
518,933		BankUnited	18,313,146
296,312		Chemical Financial Corp	14,060,005
405,155		CIT Group, Inc	18,762,728
873,811		Citizens Financial Group, Inc	32,077,602
658,016		Comerica, Inc	46,521,731
647,293		East West Bancorp, Inc	35,128,591
320,094		First Republic Bank	29,595,891
1,004,926		Hilltop Holdings, Inc	27,946,992
2,669,979		Huntington Bancshares, Inc	34,335,930
1,040,613		Investors Bancorp, Inc	14,412,490
1,137,504		Keycorp	20,748,073
180,424		M&T Bank Corp	28,039,694
1,098,448		Regions Financial Corp	15,103,660
679,659		SunTrust Banks, Inc	38,611,428
535,053		Synovus Financial Corp	22,365,215
161,878		Wintrust Financial Corp	11,470,675
925,218		Zions Bancorporation	37,036,476
		TOTAL BANKS	444,530,327

CAPITAL GOODS - 8.3%
302,361	*	AerCap Holdings NV	13,911,630
1,255,128	*	Babcock & Wilcox Enterprises, Inc	11,760,549
220,643		Crane Co	17,631,582
290,053		Cummins, Inc	43,780,600
199,017		Fluor Corp	10,213,553
500,068		Hexcel Corp	25,878,519
148,958		Hubbell, Inc	16,851,619
390,741		Ingersoll-Rand plc	34,678,264
576,016		ITT, Inc	24,267,554
193,411	*	JELD-WEN Holding, Inc	6,388,365
173,688		Johnson Controls International plc	7,220,210
619,084		KBR, Inc	8,698,130
365,429		L3 Technologies, Inc	62,769,739
100,000		Lennox International, Inc	16,539,000
303,537		Masco Corp	11,236,940
160,000	*	Masonite International Corp	13,312,000
41

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

121,160		Rockwell Collins, Inc	$12,611,544
348,297	*	SPX FLOW, Inc	12,587,454
1,327,467		Textron, Inc	61,939,610
123,846	*	WABCO Holdings, Inc	14,721,574
90,000	e	Wabtec Corp	7,550,100
		TOTAL CAPITAL GOODS	434,548,536

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
673,135		Republic Services, Inc	42,400,774
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	42,400,774

CONSUMER DURABLES & APPAREL - 2.2%
769,304		Mattel, Inc	17,247,796
85,000	*	Mohawk Industries, Inc	19,957,150
325,000		Newell Rubbermaid, Inc	15,515,500
7,700	*	NVR, Inc	16,256,625
249,106		Sony Corp	8,547,902
169,288	*	Steven Madden Ltd	6,441,408
621,183	*,e	Tempur Sealy International, Inc	29,164,542
		TOTAL CONSUMER DURABLES & APPAREL	113,130,923

CONSUMER SERVICES - 1.0%
400,331		ARAMARK Holdings Corp	14,620,088
139,896		Darden Restaurants, Inc	11,917,740
190,000		Restaurant Brands International, Inc	10,672,300
193,911		Wyndham Worldwide Corp	18,481,658
		TOTAL CONSUMER SERVICES	55,691,786

DIVERSIFIED FINANCIALS - 3.7%
460,867		Ameriprise Financial, Inc	58,921,846
320,242		Blackstone Mortgage Trust, Inc	9,889,073
1,106,817	*	E*TRADE Financial Corp	38,240,528
223,553		Lazard Ltd (Class A)	9,599,366
1,011,649		MFA Mortgage Investments, Inc	8,406,803
417,487		Raymond James Financial, Inc	31,111,131
1,283,704		Synchrony Financial	35,686,971
		TOTAL DIVERSIFIED FINANCIALS	191,855,718

ENERGY - 11.8%
241,531		Anadarko Petroleum Corp	13,772,098
279,621		Apache Corp	13,600,765
197,149	*,e	Arch Coal, Inc	13,847,746
508,727		Baker Hughes, Inc	30,203,122
1,550,562	*	Callon Petroleum Co	18,358,654
1,374,571		Capital Product Partners LP	4,797,253
271,149		Cimarex Energy Co	31,637,665
241,029	*	Concho Resources, Inc	30,528,733
814,759	*	Continental Resources, Inc	34,553,929
220,395	*	Diamondback Energy, Inc	22,004,237
161,686	*	Dril-Quip, Inc	8,334,913
529,541	*	Energen Corp	27,530,837
259,697		EQT Corp	15,098,784
42

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

867,749		Hess Corp	$42,372,184
219,696		HollyFrontier Corp	6,182,245
466,713		Marathon Petroleum Corp	23,774,360
872,686	*	Matador Resources Co	18,919,832
542,250	*	Newfield Exploration Co	18,772,695
142,282		Noble Energy, Inc	4,599,977
235,550		Oceaneering International, Inc	6,216,164
852,066	*	Parsley Energy, Inc	25,383,046
750,383		Patterson-UTI Energy, Inc	16,242,040
173,742		Pioneer Natural Resources Co	30,055,629
444,814		Plains All American Pipeline LP	13,010,810
586,367	*	Rowan Cos plc	8,250,184
389,260	e	RPC, Inc	7,072,854
527,265	*	RSP Permian, Inc	20,062,433
766,678	*	Superior Energy Services	9,261,470
270,095		Targa Resources Investments, Inc	14,890,337
433,044	*	Tesco Corp	2,836,438
338,139		Tesoro Corp	26,953,060
1,855,157	*	Transocean Ltd (NYSE)	20,462,382
290,000		US Silica Holdings Inc	12,035,000
409,701		Williams Cos, Inc	12,549,142
1,271,773	*	WPX Energy, Inc	15,172,252
		TOTAL ENERGY	619,343,270

FOOD, BEVERAGE & TOBACCO - 5.5%
842,081		Bunge Ltd	66,549,662
929,467		ConAgra Foods, Inc	36,044,730
1,109,354		Cott Corp	14,610,192
341,307		Dean Foods Co	6,737,400
571,227		Lamb Weston Holdings, Inc	23,848,727
331,787		Molson Coors Brewing Co (Class B)	31,815,055
675,000		Pinnacle Foods, Inc	39,251,250
230,000	*	Post Holdings, Inc	19,363,700
216,689		Reynolds American, Inc	13,976,441
563,000		Tyson Foods, Inc (Class A)	36,178,380
		TOTAL FOOD, BEVERAGE & TOBACCO	288,375,537

HEALTH CARE EQUIPMENT & SERVICES - 1.9%
1,656,245	*	Boston Scientific Corp	43,691,743
128,272		Healthsouth Corp	6,015,957
89,447		Humana, Inc	19,855,445
126,000	*	WellCare Health Plans, Inc	19,329,660
100,996		Zimmer Holdings, Inc	12,084,171
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	100,976,976

INSURANCE - 7.5%
380,000		Allied World Assurance Co Holdings Ltd	20,174,200
200,171		Aon plc	23,988,493
206,890	*	Arch Capital Group Ltd	20,062,123
297,096		Argo Group International Holdings Ltd	19,593,481
235,877		Chubb Ltd	32,374,118
90,209		Everest Re Group Ltd	22,706,507
979,678		Hartford Financial Services Group, Inc	47,377,228
43

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

163,377		Intact Financial Corp	$11,191,812
461,177		Lincoln National Corp	30,405,400
424,733		Marsh & McLennan Cos, Inc	31,485,458
417,480		Principal Financial Group	27,190,472
342,554		ProAssurance Corp	21,204,093
114,598		RenaissanceRe Holdings Ltd	16,292,398
294,738		UnumProvident Corp	13,655,211
353,749		Validus Holdings Ltd	19,555,245
804,494		XL Group Ltd	33,668,074
		TOTAL INSURANCE	390,924,313

MATERIALS - 7.6%
1,844,712	*	AK Steel Holding Corp	11,695,474
553,855		Albemarle Corp	60,320,348
172,260		Ashland Global Holdings, Inc	21,274,110
577,523	*	Berry Plastics Group, Inc	28,876,150
241,967	*	Clearwater Paper Corp	11,759,596
317,550	*	Crown Holdings, Inc	17,811,380
605,577	*	Ferro Corp	10,851,940
1,269,317		First Quantum Minerals Ltd	12,097,589
2,462,189	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	31,392,910
479,018	*	GCP Applied Technologies, Inc	15,759,692
1,000,000	*	Louisiana-Pacific Corp	25,740,000
192,183	*	Multi Packaging Solutions International Ltd	3,449,685
369,236		Newmont Mining Corp	12,483,869
769,338		Olin Corp	24,718,830
110,869		Schweitzer-Mauduit International, Inc	4,772,910
725,890		Steel Dynamics, Inc	26,233,665
631,085		Teck Resources Ltd	13,088,703
229,453		United States Steel Corp	5,121,391
368,790		Westlake Chemical Corp	22,957,178
99,022		WestRock Co	5,303,618
495,327		WR Grace & Co	34,534,198
		TOTAL MATERIALS	400,243,236

MEDIA - 1.6%
76,130	*	DISH Network Corp (Class A)	4,905,817
289,406	*	EW Scripps Co (Class A)	6,447,966
1,061,547		Interpublic Group of Cos, Inc	25,020,663
38,337	*	Madison Square Garden Co	7,735,256
2,075,000		MDC Partners, Inc	18,571,250
106,126	*	MSG Networks, Inc	2,647,844
448,563		Viacom, Inc (Class B)	19,090,841
		TOTAL MEDIA	84,419,637

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.3%
858,413		Agilent Technologies, Inc	47,255,636
331,975		H Lundbeck AS	17,028,661
84,236		Lonza Group AG.	17,235,523
666,063	*,e	Merrimack Pharmaceuticals, Inc	2,217,990
698,839	*	Mylan NV	26,101,637
163,445		PerkinElmer, Inc	9,710,267
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	119,549,714
44

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 7.7%
363,933		American Assets Trust, Inc	$15,587,250
369,618		American Campus Communities, Inc	17,516,197
174,812		AvalonBay Communities, Inc	33,186,310
174,729		Boston Properties, Inc	22,120,691
591,359		DDR Corp	6,392,591
579,723	*	Equity Commonwealth	18,545,339
270,111		Gaming and Leisure Properties, Inc	9,399,863
669,171		GGP, Inc	14,460,785
1,175,000		HCP, Inc	36,836,250
1,400,594		Host Marriott Corp	25,140,662
608,709		Kennedy-Wilson Holdings, Inc	12,417,664
489,416		Kimco Realty Corp	9,930,251
333,508		Mid-America Apartment Communities, Inc	33,087,329
525,000		Park Hotels & Resorts, Inc	13,476,750
536,893		Prologis, Inc	29,212,348
760,000		STORE Capital Corp	18,232,400
580,000		Ventas, Inc	37,125,800
707,549		Washington Prime Group, Inc	6,226,431
350,110		Weingarten Realty Investors	11,473,105
425,892		Welltower, Inc	30,425,724
		TOTAL REAL ESTATE	400,793,740

RETAILING - 2.4%
38,000		Advance Auto Parts, Inc	5,401,320
3,999,789	*,e	JC Penney Co, Inc	21,518,865
819,957	*	Liberty Interactive Corp	17,366,689
945,181		Macy’s, Inc	27,618,189
2,879,008		Office Depot, Inc	14,308,670
645,297		Staples, Inc	6,304,552
424,066		TJX Companies, Inc	33,348,550
		TOTAL RETAILING	125,866,835

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
419,849		Applied Materials, Inc	17,050,068
456,813		Cypress Semiconductor Corp	6,399,950
264,391		Lam Research Corp	38,297,036
1,287,809	*	Micron Technology, Inc	35,633,675
226,625	*	NXP Semiconductors NV	23,965,594
1,065,450	*	ON Semiconductor Corp	15,108,081
450,949		Xilinx, Inc	28,459,391
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	164,913,795

SOFTWARE & SERVICES - 2.5%
794,812		CA, Inc	26,093,678
125,000	*	Citrix Systems, Inc	10,117,500
318,547	*	Conduent, Inc	5,195,501
218,005	*	DXC Technology Co	16,424,497
198,874	*	IAC/InterActiveCorp	16,508,531
1,843,850		Symantec Corp	58,320,975
		TOTAL SOFTWARE & SERVICES	132,660,682
45

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 4.3%
1,631,109	*	Ciena Corp	$37,368,707
447,142	*	CommScope Holding Co, Inc	18,797,849
523,667		Juniper Networks, Inc	15,746,666
469,161	*	Lumentum Holdings, Inc	20,056,633
2,042,704	e	Nokia Corp	11,704,694
1,510,501		Nokia Oyj (Turquoise)	8,635,299
1,734,189	*,e	Oclaro, Inc	13,890,854
466,499		TE Connectivity Ltd	36,093,028
598,675		Western Digital Corp	53,323,982
1,623,309		Xerox Corp	11,671,592
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	227,289,304

TELECOMMUNICATION SERVICES - 1.2%
521,984	*	Level 3 Communications, Inc	31,715,748
489,760		Telephone & Data Systems, Inc	13,448,810
247,490	*	T-Mobile US, Inc	16,648,652
		TOTAL TELECOMMUNICATION SERVICES	61,813,210

TRANSPORTATION - 4.1%
176,875		Alaska Air Group, Inc	15,050,294
979,388		American Airlines Group, Inc	41,741,517
221,360	*	Avis Budget Group, Inc	6,751,480
183,778		Costamare, Inc	1,238,664
1,072,218		CSX Corp	54,511,563
199,697		Delta Air Lines, Inc	9,074,231
150,788		Kansas City Southern Industries, Inc	13,581,475
192,022	*	Kirby Corp	13,556,753
148,357		Norfolk Southern Corp	17,430,464
599,041	*	United Continental Holdings, Inc	42,058,669
		TOTAL TRANSPORTATION	214,995,110

UTILITIES - 9.4%
157,237		Ameren Corp	8,599,291
323,327		American Electric Power Co, Inc	21,931,270
356,464		American Water Works Co, Inc	28,431,568
420,175	*	Calpine Corp	4,285,785
968,842		Centerpoint Energy, Inc	27,641,062
332,932		CMS Energy Corp	15,115,113
346,283		DTE Energy Co	36,217,739
558,942		Edison International	44,698,592
365,289		FirstEnergy Corp	10,936,753
486,316		Kennedy Wilson Europe Real Estate PLC	6,544,413
115,885		National Fuel Gas Co	6,417,711
197,000		NextEra Energy, Inc	26,311,320
800,000		NiSource, Inc	19,400,000
245,978		NorthWestern Corp	14,704,565
439,701		OGE Energy Corp	15,292,801
396,839		PG&E Corp	26,608,055
315,000		Pinnacle West Capital Corp	26,803,350
739,829		PPL Corp	28,194,883
648,377		Public Service Enterprise Group, Inc	28,561,007
479,535		Sempra Energy	54,197,046
46

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY			VALUE

259,397		Southwest Gas Corp			$21,727,093
420,175		Xcel Energy, Inc			18,928,884
		TOTAL UTILITIES			491,548,301

		TOTAL COMMON STOCKS			5,156,796,865
		(Cost $3,775,089,252)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.9%

GOVERNMENT AGENCY DEBT - 1.4%
$50,000,000		Federal Home Loan Bank (FHLB)	0.680%	05/01/17	50,000,000
20,130,000		FHLB	0.720	05/10/17	20,126,276
		TOTAL GOVERNMENT AGENCY DEBT			70,126,276

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
80,278,942	c	State Street Navigator Securities Lending Government Money Market Portfolio			80,278,942
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			80,278,942

		TOTAL SHORT-TERM INVESTMENTS			150,405,218
		(Cost $150,405,318)
		TOTAL INVESTMENTS - 101.4%			5,307,202,083
		(Cost $3,925,494,570)
		OTHER ASSETS & LIABILITIES, NET - (1.4)%			(71,437,765)
		NET ASSETS - 100.0%			$5,235,764,318

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $77,126,280.
47

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 1.5%
339,900		Cooper Tire & Rubber Co	$13,018,170
150,200		LCI Industries, Inc	15,192,730
214,844		Tenneco, Inc	13,541,617
78,900		Visteon Corp	8,122,755
		TOTAL AUTOMOBILES & COMPONENTS	49,875,272

BANKS - 13.1%
214,660		Banner Corp	11,849,232
831,233		Brookline Bancorp, Inc	12,094,440
567,100		Cathay General Bancorp	21,578,155
288,130		Columbia Banking System, Inc	11,384,016
76,583	*	Customers Bancorp, Inc	2,368,712
216,900	*	Eagle Bancorp, Inc	12,992,310
637,200	*	Essent Group Ltd	23,582,772
313,400	*	FCB Financial Holdings, Inc	14,808,150
756,340		First Midwest Bancorp, Inc	17,176,481
390,700	*	Flagstar Bancorp, Inc	11,424,068
932,300		FNB Corp	13,275,952
1,326,348		Fulton Financial Corp	24,471,121
358,070		Great Western Bancorp, Inc	14,752,484
490,600		Hancock Holding Co	22,911,020
1,360,900		Investors Bancorp, Inc	18,848,465
133,520	l	LegacyTexas Financial Group, Inc	5,048,391
1,949,800	*	MGIC Investment Corp	20,550,892
493,191		Oritani Financial Corp	8,359,588
297,716		Popular, Inc	12,477,278
788,630		Provident Financial Services, Inc	20,259,905
1,421,680		Radian Group, Inc	23,997,958
796,768		Sterling Bancorp/DE	18,524,856
911,990		Umpqua Holdings Corp	16,114,863
325,094		Union Bankshares Corp	11,131,219
622,812		United Community Banks, Inc	17,033,908
1,431,900		Valley National Bancorp	16,839,144
373,900	*	Walker & Dunlop, Inc	16,769,415
537,300		Washington Federal, Inc	18,107,010
195,219		WesBanco, Inc	7,771,668
49,500		Wintrust Financial Corp	3,507,570
		TOTAL BANKS	450,011,043

CAPITAL GOODS - 10.0%
334,200		Allison Transmission Holdings, Inc	12,926,856
168,657	*	American Woodmark Corp	15,499,578
200,436		Barnes Group, Inc	11,017,967
275,080	*	Beacon Roofing Supply, Inc	13,635,716
48

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

205,600		BWX Technologies, Inc	$10,109,352
280,100	*	Colfax Corp	11,335,647
389,900		Comfort Systems USA, Inc	14,309,330
146,140		Crane Co	11,678,047
199,500		Curtiss-Wright Corp	18,645,270
394,066		EMCOR Group, Inc	25,905,899
242,315		Encore Wire Corp	10,710,323
232,155		EnerSys	19,294,402
89,840		EnPro Industries, Inc	6,347,196
207,200	*	Gibraltar Industries, Inc	8,132,600
361,740		ITT, Inc	15,240,106
150,900	*	Masonite International Corp	12,554,880
739,600	*	Meritor, Inc	13,172,276
151,390	*	Moog, Inc (Class A)	10,392,924
1,004,200	*	MRC Global, Inc	18,306,566
422,906		Mueller Industries, Inc	13,549,908
290,000		Toro Co	18,826,800
376,700		Triton International Ltd	11,530,787
448,500	*	Univar, Inc	13,387,725
149,493		Universal Forest Products, Inc	14,245,188
194,700		Woodward Governor Co	13,175,349
		TOTAL CAPITAL GOODS	343,930,692

COMMERCIAL & PROFESSIONAL SERVICES - 3.6%
382,200		ABM Industries, Inc	16,507,218
885,600	*	ACCO Brands Corp	12,619,800
326,900	*	Advanced Disposal Services, Inc	7,773,682
123,300		Insperity, Inc	11,263,455
276,676		Kforce, Inc	6,280,545
585,454	*	Navigant Consulting, Inc	14,033,333
268,600	*	On Assignment, Inc	13,905,422
414,911		Rollins, Inc	16,110,994
296,020		Viad Corp	13,380,104
165,975	*	WageWorks, Inc	12,248,955
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	124,123,508

CONSUMER DURABLES & APPAREL - 3.1%
781,300		Callaway Golf Co	9,258,405
180,940		Columbia Sportswear Co	10,244,823
166,880	*	Helen of Troy Ltd	15,686,720
172,700	*	Installed Building Products Inc	9,213,545
349,088		La-Z-Boy, Inc	9,739,555
239,600	*	M/I Homes, Inc	6,507,536
131,650		Pool Corp	15,747,973
326,000	*	Steven Madden Ltd	12,404,300
227,600	*	TopBuild Corp	11,650,844
117,800		Tupperware Corp	8,459,218
		TOTAL CONSUMER DURABLES & APPAREL	108,912,919

CONSUMER SERVICES - 4.2%
1,145,763	*	Belmond Ltd.	14,207,461
68,000	*	Buffalo Wild Wings, Inc	10,713,400
186,340		Cheesecake Factory	11,955,575
49

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

246,800		Choice Hotels International, Inc	$15,474,360
85,070		Churchill Downs, Inc	14,189,676
225,990	*	Dave & Buster’s Entertainment, Inc	14,465,620
675,600	*	Denny’s Corp	8,580,120
351,701	*	Grand Canyon Education, Inc	26,433,847
447,300		ILG, Inc	10,784,403
90,480		Vail Resorts, Inc	17,884,277
		TOTAL CONSUMER SERVICES	144,688,739

DIVERSIFIED FINANCIALS - 2.5%
278,838		Evercore Partners, Inc (Class A)	20,564,303
100,000		iShares Russell 2000 Index Fund	13,906,000
1,251,600		New Residential Investment Corp	20,864,172
837,660	*	SLM Corp	10,504,256
430,926	*	Stifel Financial Corp	21,059,354
		TOTAL DIVERSIFIED FINANCIALS	86,898,085

ENERGY - 3.7%
1,278,300	*	Callon Petroleum Co	15,135,072
414,612		Delek US Holdings, Inc	9,979,711
276,548	*	Exterran Corp	7,569,119
449,900		Green Plains Renewable Energy, Inc	10,347,700
977,800	*	Helix Energy Solutions Group, Inc	5,984,136
295,454	*	Matrix Service Co	3,471,584
2,933,820	*	McDermott International, Inc	19,187,183
1,184,400	*	Newpark Resources, Inc	9,060,660
1,210,300	*	Oasis Petroleum, Inc	14,450,982
405,700	*,e	Par Pacific Holdings, Inc	6,641,309
1,073,800	*	Pioneer Energy Services Corp	3,275,090
439,400	*	RSP Permian, Inc	16,719,170
728,100	*	Whiting Petroleum Corp	6,043,230
		TOTAL ENERGY	127,864,946

FOOD, BEVERAGE & TOBACCO - 2.3%
197,500		Calavo Growers, Inc	12,956,000
741,870	*	Darling International, Inc	11,224,493
162,600		Fresh Del Monte Produce, Inc	9,967,380
79,900		Lamb Weston Holdings, Inc	3,335,825
126,216		Lancaster Colony Corp	15,890,594
128,100		National Beverage Corp	11,348,379
610,991		Vector Group Ltd	13,270,725
		TOTAL FOOD, BEVERAGE & TOBACCO	77,993,396

HEALTH CARE EQUIPMENT & SERVICES - 5.9%
142,947	*	Anika Therapeutics, Inc	6,594,145
282,030	*	HealthStream, Inc	7,837,614
235,320		Hill-Rom Holdings, Inc	17,799,605
557,200	*	HMS Holdings Corp	11,405,884
102,810	*	ICU Medical, Inc	15,812,178
215,500	*	Magellan Health Services, Inc	14,826,400
222,900	*	Masimo Corp	22,900,746
265,100	*	Medidata Solutions, Inc	17,345,493
461,880	*	Merit Medical Systems, Inc	15,565,356
50

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

249,239	*	Natus Medical, Inc	$8,723,365
61,901	*	Omnicell, Inc	2,562,701
637,231	*	OraSure Technologies, Inc	8,354,099
238,300	*	Orthofix International NV	9,424,765
400,640	*	Premier, Inc	13,541,632
107,993	*	WellCare Health Plans, Inc	16,567,206
449,600	*	Wright Medical Group NV	13,663,344
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	202,924,533

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
1,509,300	*	Avon Products, Inc	7,320,105
150,960	*	USANA Health Sciences, Inc	8,582,076
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,902,181

INSURANCE - 1.9%
879,615		American Equity Investment Life Holding Co	20,864,468
244,117		Aspen Insurance Holdings Ltd	12,779,525
294,689	e	HCI Group, Inc	14,053,718
537,700		Universal Insurance Holdings, Inc	14,007,085
		TOTAL INSURANCE	61,704,796

MATERIALS - 5.2%
285,400		Alcoa Corp	9,626,542
506,100	e	Allegheny Technologies, Inc	9,286,935
815,900	*	Coeur Mining, Inc	7,392,054
735,500		Commercial Metals Co	13,709,720
566,037	*	Ferro Corp	10,143,383
305,397		Ferroglobe plc	2,947,081
347,700	*	GCP Applied Technologies, Inc	11,439,330
163,685		Greif, Inc (Class A)	9,595,215
138,800		Innospec, Inc	9,160,800
209,100	*	Koppers Holdings, Inc	8,876,295
833,800	*	Louisiana-Pacific Corp	21,462,012
220,340		Minerals Technologies, Inc	17,340,758
469,100		PolyOne Corp	18,393,411
510,015		Schnitzer Steel Industries, Inc (Class A)	9,639,283
356,600	*	Summit Materials, Inc	9,150,356
695,867		Tronox Ltd	11,488,764
		TOTAL MATERIALS	179,651,939

MEDIA - 0.7%
572,390	*	Live Nation, Inc	18,408,062
432,290		Time, Inc	6,570,808
		TOTAL MEDIA	24,978,870

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.9%
1,136,200	*	Achillion Pharmaceuticals, Inc	3,874,442
477,400	*	Amphastar Pharmaceuticals, Inc	7,208,740
250,000	*	Ardelyx, Inc	3,350,000
544,439	*,e	Array Biopharma, Inc	4,720,286
43,300	*	Avexis, Inc	3,485,650
33,500	*	Bluebird Bio, Inc	2,979,825
51

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

269,726	*	Cambrex Corp	$16,008,238
160,800	*	Clovis Oncology, Inc	9,308,712
149,843	*	Dermira, Inc	5,103,653
310,882	*	Emergent Biosolutions, Inc	9,298,481
113,000	*,e	Esperion Thereapeutics, Inc	4,039,750
585,600	*	Exelixis, Inc	13,117,440
352,426	*	FibroGen, Inc	9,867,928
191,660	*	Five Prime Therapeutics, Inc	6,681,268
148,600	*	Global Blood Therapeutics, Inc	4,301,970
241,563	*	INC Research Holdings, Inc	10,870,335
80,000	*	Insmed, Inc	1,476,000
366,100	*	Karyopharm Therapeutics, Inc	3,741,542
44,200	*,e	Kite Pharma, Inc	3,627,936
258,848	*	MacroGenics, Inc	5,593,705
265,570	*	Medicines Co	13,097,912
400,142	*	Momenta Pharmaceuticals, Inc	5,742,038
331,000	*	Nektar Therapeutics	6,279,070
165,700	*,e	NewLink Genetics Corp	3,096,933
831,700	*	Pacific Biosciences of California, Inc	3,276,898
149,100	*	Pacira Pharmaceuticals, Inc	7,238,805
257,950		Phibro Animal Health Corp	7,674,012
172,900	*	Portola Pharmaceuticals, Inc	6,914,271
221,567	*	PRA Health Sciences, Inc	14,171,425
224,521	*	Prestige Brands Holdings, Inc	12,889,751
93,900	*,e	Puma Biotechnology, Inc	3,812,340
276,230	*	Retrophin, Inc	5,411,346
64,900	*	Sage Therapeutics, Inc	4,607,900
200,200	*	Sarepta Therapeutics, Inc	7,259,252
991,430	*	Spectrum Pharmaceuticals, Inc	7,544,782
350,506	*	Supernus Pharmaceuticals, Inc	11,426,496
382,200	*,e	TherapeuticsMD, Inc	1,949,220
96,524	*	Ultragenyx Pharmaceutical, Inc	6,215,180
414,400	*	Vanda Pharmaceuticals, Inc	6,319,600
258,200	*	Xencor Inc	6,627,993
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	270,211,125

REAL ESTATE - 6.8%
283,970		American Assets Trust,Inc	12,162,435
270,300		Chatham Lodging Trust	5,233,008
248,110		Coresite Realty	24,277,564
285,110		DuPont Fabros Technology, Inc	14,697,421
138,480		Entertainment Properties Trust	10,068,881
660,550		First Industrial Realty Trust, Inc	18,587,877
553,580		Hersha Hospitality Trust	10,208,015
573,500		LaSalle Hotel Properties	16,379,160
1,552,700		Medical Properties Trust, Inc	20,293,789
149,928		PS Business Parks, Inc	18,222,249
459,500		Ramco-Gershenson Properties	6,125,135
120,100		Re/Max Holdings, Inc	7,103,915
777,690		RLJ Lodging Trust	16,712,558
312,286		Sabra Healthcare REIT, Inc	8,491,056
123,888		Saul Centers, Inc	7,439,474
472,100		STORE Capital Corp	11,325,679
52

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

983,423		Summit Hotel Properties, Inc	$16,255,982
608,343		Xenia Hotels & Resorts, Inc	10,621,669
		TOTAL REAL ESTATE	234,205,867

RETAILING - 2.7%
328,400		Caleres, Inc	9,464,488
748,940		Chico’s FAS, Inc	10,350,351
163,440		Children’s Place Retail Stores, Inc	18,762,912
557,100	*	Francesca’s Holdings Corp	8,791,038
217,700		HSN, Inc	8,033,130
423,240	*	Liberty TripAdvisor Holdings, Inc	6,221,628
297,000		Nutri/System, Inc	15,874,650
1,046,100		Office Depot, Inc	5,199,117
1,220,600		Pier 1 Imports, Inc	8,226,844
		TOTAL RETAILING	90,924,158

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.0%
224,341	*	Advanced Energy Industries, Inc	16,556,366
839,400	*	Advanced Micro Devices, Inc	11,164,020
181,300	*,e	Ambarella, Inc	10,192,686
189,289		Cabot Microelectronics Corp	14,830,793
27,700	*	Cavium, Inc	1,907,145
279,800	*	Ceva, Inc	10,072,800
874,298	*	Entegris, Inc	21,682,590
197,600	*,e	Inphi Corp	8,184,592
393,268	*	MaxLinear, Inc	10,944,649
239,900		MKS Instruments, Inc	18,772,175
44,912		Power Integrations, Inc	2,961,946
764,400	*	Rambus, Inc	9,570,288
441,200	*	Semtech Corp	15,066,980
237,857	*	Silicon Laboratories, Inc	16,923,526
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	168,830,556

SOFTWARE & SERVICES - 7.5%
658,112	*	8x8, Inc	9,575,530
338,200	*	Acxiom Corp	9,773,980
660,100	*	Bankrate, Inc	6,997,060
446,900	*	Barracuda Networks, Inc	9,085,477
151,550	*	CACI International, Inc (Class A)	17,882,900
275,400	*	Commvault Systems, Inc	13,893,930
211,414	*	EPAM Systems, Inc	16,278,878
104,800	*	Euronet Worldwide, Inc	8,658,576
686,400		EVERTEC, Inc	10,879,440
247,471	*	ExlService Holdings, Inc	11,806,841
274,980	*	Gigamon, Inc	8,716,866
9,102	*	HubSpot, Inc	610,289
189,700		LogMeIn, Inc	21,436,100
71,860	*	MicroStrategy, Inc (Class A)	13,665,616
801,550	*	Nuance Communications, Inc	14,339,729
508,079		Progress Software Corp	15,100,108
154,300	*	Proofpoint, Inc	11,629,591
35,942	*	Quotient Technology, Inc	391,768
356,011	*	RealPage, Inc	13,190,208
53

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

106,800	*	RingCentral, Inc	$3,412,260
110,958		Science Applications International Corp	8,098,824
284,300	*	Synchronoss Technologies, Inc	4,548,800
688,405		Travelport Worldwide Ltd	9,066,294
379,600	*	Verint Systems, Inc	14,918,280
369,900	*	Xactly Corp	4,290,840
		TOTAL SOFTWARE & SERVICES	258,248,185

TECHNOLOGY HARDWARE & EQUIPMENT - 5.2%
131,800	*	Anixter International, Inc	10,748,290
475,710	*	ARRIS International plc	12,363,703
289,100	*	Fabrinet	10,023,097
545,080	*	Finisar Corp	12,449,627
274,349	*	II-VI, Inc	9,094,669
393,420	*	NCR Corp	16,228,575
207,200	*	Netgear, Inc	9,769,480
73,590	*	Netscout Systems, Inc	2,770,664
722,000	*,e	Oclaro, Inc	5,783,220
175,600		Plantronics, Inc	9,587,760
116,500	*	Rogers Corp	11,992,510
399,444	*	Sanmina Corp	14,879,289
51,010	*,e	Synaptics, Inc	2,793,818
196,900	*	Tech Data Corp	18,833,485
1,137,884	*	TTM Technologies, Inc	19,036,799
1,106,500	*	Viavi Solutions, Inc	11,065,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	177,419,986

TELECOMMUNICATION SERVICES - 0.8%
362,190		Telephone & Data Systems, Inc	9,945,737
2,447,390	*	Vonage Holdings Corp	16,421,987
		TOTAL TELECOMMUNICATION SERVICES	26,367,724

TRANSPORTATION - 1.2%
690,427	*	Air Transport Services Group, Inc	12,696,953
157,953	*	Atlas Air Worldwide Holdings, Inc	9,161,274
327,100	*	Hawaiian Holdings, Inc	17,761,530
		TOTAL TRANSPORTATION	39,619,757

UTILITIES - 3.9%
260,090		Allete, Inc	18,182,892
480,423		Avista Corp	19,380,264
168,218		Chesapeake Utilities Corp	12,330,379
673,900	*,m	Ferroglobe plc	0
244,200		NorthWestern Corp	14,598,276
549,291		NRG Yield, Inc (Class A)	9,524,706
251,300		ONE Gas, Inc	17,296,979
222,466		Ormat Technologies, Inc	13,138,842
252,000		Otter Tail Corp	9,954,000
216,790		Southwest Gas Corp	18,158,330
		TOTAL UTILITIES	132,564,668

		TOTAL COMMON STOCKS	3,397,852,945
		(Cost $2,773,897,810)
54

TIAA-CREF FUNDS - Small-Cap Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.3%

GOVERNMENT AGENCY DEBT - 0.8%
$27,400,000	d	Federal Home Loan Bank (FHLB)	0.680%	05/01/17	$27,400,000
		TOTAL GOVERNMENT AGENCY DEBT			27,400,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
52,415,316	c	State Street Navigator Securities Lending Government Money Market Portfolio	52,415,316
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	52,415,316

		TOTAL SHORT-TERM INVESTMENTS	79,815,316
		(Cost $79,815,316)
		TOTAL INVESTMENTS - 101.4%	3,477,668,261
		(Cost $2,853,713,126)
		OTHER ASSETS & LIABILITIES, NET - (1.4)%	(47,702,785)
		NET ASSETS - 100.0%	$3,429,965,476

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $48,460,758.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.
55

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

TIAA-CREF FUNDS

SMALL/MID-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 2.0%
4,564		LCI Industries, Inc	$461,649
30,279		Lear Corp	4,319,602
19,744	*	Stoneridge, Inc	387,180
43,352		Thor Industries, Inc	4,169,595
27,576		Visteon Corp	2,838,949
		TOTAL AUTOMOBILES & COMPONENTS	12,176,975

BANKS - 7.6%
26,119		Bank of NT Butterfield & Son Ltd	868,457
6,500		BankUnited	229,385
73,882		Beneficial Bancorp, Inc	1,182,112
9,737		Blue Hills Bancorp, Inc	176,240
9,675		Capital Bank Financial Corp	401,512
38,600		Centerstate Banks of Florida, Inc	973,878
57,421		Central Pacific Financial Corp	1,796,129
5,841		Charter Financial Corp	107,182
15,852		CoBiz, Inc	260,448
10,181	*	CU Bancorp	379,497
1,667		Financial Institutions, Inc	55,845
501,764	*	First Bancorp (Puerto Rico)	2,950,372
2,464		First Connecticut Bancorp	65,789
8,894		First Financial Corp	434,027
3,500		First Financial Northwest, Inc	54,880
8,269		First Merchants Corp	342,171
1,624		First Republic Bank	150,155
37,446		Heritage Commerce Corp	534,729
30,810		Heritage Financial Corp	813,384
15,353	*	HomeTrust Bancshares, Inc	383,825
10,825		Independent Bank Corp (MI)	241,398
93,660		LegacyTexas Financial Group, Inc	3,541,285
192,894	*	MGIC Investment Corp	2,033,103
94,351		National Bank Holdings Corp	2,978,661
48,315	*	NMI Holdings, Inc	560,454
20,339		Opus Bank	458,644
17,949		PacWest Bancorp	886,501
19,760		Park Sterling Bank	243,048
38,975	*	PennyMac Financial Services, Inc	643,088
19,877		Peoples Bancorp, Inc	665,482
77,512		Popular, Inc	3,248,528
10,168		Preferred Bank	538,802
10,519		Sandy Spring Bancorp, Inc	454,947
33,532	*	Seacoast Banking Corp of Florida	811,474
36,314		South State Corp	3,201,079
22,916		Southwest Bancorp, Inc	594,670
56

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

19,186	*	SVB Financial Group	$3,375,585
1,855		Territorial Bancorp, Inc	57,412
9,836	*	Texas Capital Bancshares, Inc	748,520
104,986		TFS Financial Corp	1,736,468
35,955		Trico Bancshares	1,274,964
27,235	*	Triumph Bancorp, Inc	610,064
118,444		Trustco Bank Corp NY	941,630
23,086		Union Bankshares Corp	790,465
22,047		United Financial Bancorp, Inc (New)	380,752
14,057		WSFS Financial Corp	663,490
43,200		Zions Bancorporation	1,729,296
		TOTAL BANKS	45,569,827

CAPITAL GOODS - 12.0%
43,597		AAR Corp	1,569,056
8,687		AGCO Corp	555,881
11,590	*	American Woodmark Corp	1,065,121
1,700		Astec Industries, Inc	107,695
114,489	*	Atkore International Group, Inc	3,006,481
36,305	*	BMC Stock Holdings, Inc	845,907
75,788	*	Builders FirstSource, Inc	1,213,366
85,793		BWX Technologies, Inc	4,218,442
89,267		Comfort Systems USA, Inc	3,276,099
43,280	*	Continental Building Products Inc	1,053,868
12,795		Crane Co	1,022,448
1,800		Donaldson Co, Inc	83,304
51,882		EMCOR Group, Inc	3,410,723
4,501		Fortune Brands Home & Security, Inc	286,894
58,177		Global Brass & Copper Holdings, Inc	2,074,010
8,392		Gorman-Rupp Co	240,179
100,255	*	Harsco Corp	1,308,328
57,583		HEICO Corp (Class A)	3,529,807
30,892		Hubbell, Inc	3,494,812
11,238		Huntington Ingalls	2,257,602
73,333		ITT, Inc	3,089,519
8,905		Kadant, Inc	553,446
23,540		Kennametal, Inc	978,793
23,925		Lennox International, Inc	3,956,956
7,931		LSI Industries, Inc	71,934
8,269	*	Masonite International Corp	687,981
81,863	*	MRC Global, Inc	1,492,362
14,909		MSC Industrial Direct Co (Class A)	1,334,803
23,370		Mueller Industries, Inc	748,775
58,130	*	MYR Group, Inc	2,456,574
66,742	*	NCI Building Systems, Inc	1,167,985
22,246		Orbital ATK, Inc	2,202,354
38,147		Oshkosh Truck Corp	2,647,020
4,400		Owens Corning, Inc	267,740
698	*	Patrick Industries, Inc	49,593
32,796	*	Ply Gem Holdings, Inc	631,323
1,780		Rockwell Collins, Inc	185,280
13,799		Spirit Aerosystems Holdings, Inc (Class A)	788,751
36,527	*	SPX Corp	878,840
57

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

61,053	*	SPX FLOW, Inc	$2,206,455
5,133		Tennant Co	375,992
12,609		Triton International Ltd	385,961
102,783	*	Univar, Inc	3,068,073
32,676		Universal Forest Products, Inc	3,113,696
900		Valmont Industries, Inc	137,115
21,042	*	Vectrus, Inc	535,308
7,655	*	Veritiv Corp	395,381
13,779		Watsco, Inc	1,912,525
6,848	*	Welbilt, Inc	140,384
34,578		Xylem, Inc	1,777,655
		TOTAL CAPITAL GOODS	72,858,597

COMMERCIAL & PROFESSIONAL SERVICES - 3.4%
2,477	*	Advanced Disposal Services, Inc	58,903
21,751		Brink’s Co	1,335,512
19,388	*	CBIZ, Inc	305,361
54,011		Ceco Environmental Corp	609,784
17,691		Ennis, Inc	311,362
23,664		Essendant, Inc	395,189
53,658		Insperity, Inc	4,901,658
9,635		KAR Auction Services, Inc	420,279
97,922		Kforce, Inc	2,222,829
58,577		Kimball International, Inc (Class B)	1,040,913
16,413		LSC Communications, Inc	424,604
44,926		Manpower, Inc	4,536,628
22,978		Quad Graphics, Inc	603,402
13,459	*	TransUnion	538,764
99,818	*	TriNet Group, Inc	2,934,649
15,821	*	TrueBlue, Inc	432,704
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	21,072,541

CONSUMER DURABLES & APPAREL - 3.5%
99,406		Callaway Golf Co	1,177,961
23,859		Carter’s, Inc	2,195,982
63,886		La-Z-Boy, Inc	1,782,419
5,644		Lennar Corp (B Shares)	240,491
46,767	*	Lululemon Athletica, Inc	2,431,884
81,429		MCBC Holdings, Inc	1,363,936
4,144		Newell Rubbermaid, Inc	197,835
1,569	*	NVR, Inc	3,312,551
35,642		Pool Corp	4,263,496
111,932	*	Skechers U.S.A., Inc (Class A)	2,826,283
58,600	*	Taylor Morrison Home Corp	1,353,660
1,851		Toll Brothers, Inc	66,618
		TOTAL CONSUMER DURABLES & APPAREL	21,213,116

CONSUMER SERVICES - 3.9%
115,507		ARAMARK Holdings Corp	4,218,316
31,930		Bloomin’ Brands, Inc	692,562
19,851	*	Boyd Gaming Corp	450,221
44,119	*	Bridgepoint Education, Inc	538,252
17,317	*	Buffalo Wild Wings, Inc	2,728,293
58

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

81,506	*	Career Education Corp	$827,286
57,446		ClubCorp Holdings, Inc	772,649
190,329		Extended Stay America, Inc	3,319,338
44,116		H&R Block, Inc	1,093,635
20,572	*	K12, Inc	387,782
14,456		Marcus Corp	488,613
9,800	*,e	Noodles & Co	57,330
41,969		Papa John’s International, Inc	3,318,069
4,938	*	Pinnacle Entertainment, Inc	101,574
51,254	*	Regis Corp	559,181
59,403		Six Flags Entertainment Corp	3,719,222
9,841		Speedway Motorsports, Inc	177,630
		TOTAL CONSUMER SERVICES	23,449,953

DIVERSIFIED FINANCIALS - 4.0%
7,312	*	E*TRADE Financial Corp	252,630
48,149		Evercore Partners, Inc (Class A)	3,550,989
64,259	*	FNFV Group	880,348
135,679	*	Green Dot Corp	4,652,433
19,426		Houlihan Lokey, Inc	651,548
75,495	*	Ladenburg Thalmann Financial Services, Inc	209,876
58,650		Lazard Ltd (Class A)	2,518,431
11,710		Legg Mason, Inc	437,720
60,943		LPL Financial Holdings, Inc	2,562,044
68,186		Moelis & Co	2,502,426
31,359		Morningstar, Inc	2,293,284
48,595		MTGE Investment Corp	874,710
11,803		NewStar Financial, Inc	126,764
90,824		OM Asset Management plc	1,413,222
20,187		Pzena Investment Management, Inc (Class A)	207,724
9,828		Tiptree Financial, Inc	69,287
57,570		Two Harbors Investment Corp	575,124
		TOTAL DIVERSIFIED FINANCIALS	23,778,560

ENERGY - 3.2%
597,424	*	Clean Energy Fuels Corp	1,457,714
3,510	*	Dawson Geophysical Co	17,655
6,520	*	Diamondback Energy, Inc	650,957
37,925	*	Energen Corp	1,971,721
24,318	*	Exterran Corp	665,584
47,606	*	Fairmount Santrol Holdings, Inc	245,647
25,810	*	Independence Contract Drilling, Inc	118,984
20,277	*	International Seaways, Inc	391,954
60,200	*,e	Keane Group, Inc	831,964
119,871	*	McDermott International, Inc	783,956
39,409	*	Newfield Exploration Co	1,364,340
9,233	*	Oasis Petroleum, Inc	110,242
68,602		Overseas Shipholding Group, Inc	249,711
38,080	*	Pacific Ethanol, Inc	258,944
46,710	*	Parsley Energy, Inc	1,391,491
110,365	*	Renewable Energy Group, Inc	1,153,314
45,904	*	Transocean Ltd (NYSE)	506,321
10,488		US Silica Holdings Inc	435,252
59

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

39,133	*	Westmoreland Coal Co	$417,158
328,976	*	Whiting Petroleum Corp	2,730,501
65,849		World Fuel Services Corp	2,425,219
92,097	*	WPX Energy, Inc	1,098,717
		TOTAL ENERGY	19,277,346

FOOD & STAPLES RETAILING - 1.3%
79,064	*	Rite Aid Corp	316,256
95,471		Spartan Stores, Inc	3,513,333
23,074	*	United Natural Foods, Inc	958,263
113,498	*	US Foods Holding Corp	3,200,644
		TOTAL FOOD & STAPLES RETAILING	7,988,496

FOOD, BEVERAGE & TOBACCO - 1.4%
12,507		Ingredion, Inc	1,548,617
16,885		Pilgrim’s Pride Corp	438,334
68,328		Pinnacle Foods, Inc	3,973,273
31,019	*	Post Holdings, Inc	2,611,490
		TOTAL FOOD, BEVERAGE & TOBACCO	8,571,714

HEALTH CARE EQUIPMENT & SERVICES - 5.0%
22,330	*	AMN Healthcare Services, Inc	912,181
4,746	*	Angiodynamics, Inc	73,658
57,961	*	Brookdale Senior Living, Inc	752,913
48,707	*	Cardiovascular Systems, Inc	1,454,878
7,082		Cooper Cos, Inc	1,418,737
74,761	*	Cross Country Healthcare, Inc	1,044,411
27,060	*	Cutera, Inc	529,023
8,492	*	DexCom, Inc	662,036
199,348	*	Diplomat Pharmacy, Inc	3,109,829
56,171		Hill-Rom Holdings, Inc	4,248,774
9,517	*	Hologic, Inc	429,693
35,186	*	Idexx Laboratories, Inc	5,901,748
49,957	*	iRhythm Technologies, Inc	1,762,983
7,783	*	Magellan Health Services, Inc	535,470
9,800	*	Merit Medical Systems, Inc	330,260
52,848	*	Molina Healthcare, Inc	2,631,302
11,144	*	Oxford Immunotec Global plc	171,506
22,961	*	PharMerica Corp	541,880
21,791	*	Providence Service Corp	958,804
25,869	*	Tivity Health, Inc	869,198
34,040	*	Veeva Systems, Inc	1,825,225
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	30,164,509

HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
63,897	*,e	Herbalife Ltd	4,042,124
4,372		Nature’s Sunshine Products, Inc	44,158
50,852	*	USANA Health Sciences, Inc	2,890,936
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,977,218

INSURANCE - 3.9%
15,159		American Financial Group, Inc	1,475,122
60

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

4,080		Argo Group International Holdings Ltd	$269,076
65,057		Aspen Insurance Holdings Ltd	3,405,734
14,923		Axis Capital Holdings Ltd	983,426
32,501		Brown & Brown, Inc	1,394,293
120,455		Conseco, Inc	2,537,987
35,517	e	Crawford & Co (Class B)	387,490
1,681		EMC Insurance Group, Inc	48,211
18,284		Erie Indemnity Co (Class A)	2,263,925
4,490	e	Fidelity & Guaranty Life	127,741
5,609		James River Group Holdings Ltd	244,328
49,552		OneBeacon Insurance Group Ltd (Class A)	790,354
50,702		ProAssurance Corp	3,138,454
34,389		Reinsurance Group of America, Inc (Class A)	4,300,000
8,138	*,e	Trupanion, Inc	129,313
2,397		White Mountains Insurance Group Ltd	2,058,879
		TOTAL INSURANCE	23,554,333

MATERIALS - 5.9%
30,323		Avery Dennison Corp	2,523,177
54,313	*	Boise Cascade Co	1,656,546
67,455	*	Crown Holdings, Inc	3,783,551
76,775	*	Ferro Corp	1,375,808
14,219		Innophos Holdings, Inc	681,659
59,324		Kronos Worldwide, Inc	1,039,356
101,269	*	Louisiana-Pacific Corp	2,606,664
25,254	*	Omnova Solutions, Inc	239,913
42,375		Packaging Corp of America	4,185,803
8,157		PolyOne Corp	319,836
19,789		Reliance Steel & Aluminum Co	1,559,769
35,799		Schweitzer-Mauduit International, Inc	1,541,147
2,991		Sealed Air Corp	131,664
18,000		Silgan Holdings, Inc	1,091,160
15,268		Steel Dynamics, Inc	551,785
28,457		Stepan Co	2,413,154
271,332		Tronox Ltd	4,479,691
98,836		United States Steel Corp	2,206,020
40,300		WR Grace & Co	2,809,716
		TOTAL MATERIALS	35,196,419

MEDIA - 1.4%
51,502	*	Live Nation, Inc	1,656,305
105,154	*	MSG Networks, Inc	2,623,592
65,686		Time, Inc	998,427
88,718		Tribune Co	3,243,530
		TOTAL MEDIA	8,521,854

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.0%
9,791	*	Acadia Pharmaceuticals, Inc	336,125
18,223	*	Akorn, Inc	609,559
10,138	*	Alkermes plc	590,539
4,816	*	Alnylam Pharmaceuticals, Inc	258,138
37,968	*,e	Athersys, Inc	56,193
25,814	*	Bio-Rad Laboratories, Inc (Class A)	5,634,163
61

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

20,381		Bio-Techne Corp	$2,182,397
47,900		Bruker BioSciences Corp	1,168,281
40,011	*	Charles River Laboratories International, Inc	3,588,987
71,849	*	Corcept Therapeutics, Inc	685,439
163,546	*	Curis, Inc	395,781
19,770	*	Durect Corp	17,346
24,509	*	Endo International plc	278,667
74,582	*	Enzo Biochem, Inc	656,322
19,723	*	FibroGen, Inc	552,244
3,424	*	Horizon Pharma plc	52,661
22,934	*	INC Research Holdings, Inc	1,032,030
33,900	*	Innoviva, Inc	399,512
15,029	*	Ionis Pharmaceuticals, Inc	724,248
2,944	*	Jazz Pharmaceuticals plc	468,920
20,787		Luminex Corp	391,419
13,563	*	Medpace Holdings, Inc	430,083
12,119	*	Nektar Therapeutics	229,897
37,160		PerkinElmer, Inc	2,207,676
97,070		PharmAthene, Inc	70,550
9,582		Phibro Animal Health Corp	285,065
13,619	*	Prestige Brands Holdings, Inc	781,867
31,484	*	Quintiles Transnational Holdings, Inc	2,653,472
22,721	*	Retrophin, Inc	445,104
69,700	*	Rigel Pharmaceuticals, Inc	208,403
6,788	*	Sciclone Pharmaceuticals, Inc	65,504
16,945	*	Tetraphase Pharmaceuticals, Inc	134,374
8,249	*	United Therapeutics Corp	1,036,899
54,632	*	Vanda Pharmaceuticals, Inc	833,138
11,500	*	Versartis, Inc	211,600
4,216	*	VWR Corp	119,144
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	29,791,747

REAL ESTATE - 9.3%
3,890		Alexandria Real Estate Equities, Inc	437,664
10,518		American Assets Trust,Inc	450,486
47,530		Apple Hospitality REIT, Inc	890,237
74,399		Ashford Hospitality Prime, Inc	787,885
68,805		Ashford Hospitality Trust, Inc	430,031
121,560		Brixmor Property Group, Inc	2,400,810
47,818		Camden Property Trust	3,936,856
27,305		Colony Starwood Homes	943,934
151,605		Columbia Property Trust, Inc	3,411,112
83,334		CoreCivic, Inc	2,870,856
19,783		CubeSmart	501,301
60,096		DDR Corp	649,638
144,280	*	Equity Commonwealth	4,615,517
30,962		Equity Lifestyle Properties, Inc	2,505,135
64,246		FelCor Lodging Trust, Inc	497,907
50,749	*	Forestar Group, Inc	718,098
36,265		Gaming and Leisure Properties, Inc	1,262,022
17,816		Independence Realty Trust, Inc	163,907
10,823		Jones Lang LaSalle, Inc	1,243,130
28,037		Liberty Property Trust	1,137,461
62

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

59,406		Mack-Cali Realty Corp	$1,606,932
10,054		MedEquities Realty Trust, Inc	118,838
31,506		Mid-America Apartment Communities, Inc	3,125,710
19,182		Monmouth Real Estate Investment Corp (Class A)	287,730
32,888		NexPoint Residential Trust, Inc	789,641
15,967		One Liberty Properties, Inc	387,679
53,545		Outfront Media, Inc	1,400,737
53,441		Paramount Group, Inc	876,432
18,398		PS Business Parks, Inc	2,236,093
37,669		QTS Realty Trust, Inc	2,013,031
29,961		Realogy Holdings Corp	915,309
6,803		Regency Centers Corp	429,814
221,216		Retail Properties of America, Inc	2,951,022
22,665		RMR Group, Inc	1,195,579
19,174		Select Income REIT	480,501
20,443	*	STAG Industrial, Inc	538,878
28,533		Sun Communities, Inc	2,385,644
31,041		Taubman Centers, Inc	1,941,615
32,799		WP Carey, Inc	2,053,217
		TOTAL REAL ESTATE	55,588,389

RETAILING - 5.1%
69,593		American Eagle Outfitters, Inc	980,565
152,397		Barnes & Noble, Inc	1,302,994
47,175	*	Burlington Stores, Inc	4,666,551
11,822	*	Cabela’s, Inc	645,481
18,724		Caleres, Inc	539,626
59,922		Camping World Holdings, Inc	1,852,788
40,791		Chico’s FAS, Inc	563,732
39,224		Citi Trends, Inc	737,019
47,058		Dick’s Sporting Goods, Inc	2,378,782
107,743	*	Francesca’s Holdings Corp	1,700,185
129,310	e	Fred’s, Inc (Class A)	1,903,443
394,052	*	Groupon, Inc	1,544,684
10,437		HSN, Inc	385,125
131,563	*	Michaels Cos, Inc	3,073,312
89,423		Nutri/System, Inc	4,779,659
130,814		Office Depot, Inc	650,146
51,934	*	Select Comfort Corp	1,604,761
19,299		Sonic Automotive, Inc (Class A)	378,260
30,400		Staples, Inc	297,008
17,673		Tilly’s, Inc	168,954
7,216	*,e	Wayfair, Inc	329,843
		TOTAL RETAILING	30,482,918

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
57,231	*	Alpha & Omega Semiconductor Ltd	947,173
125,650		Brooks Automation, Inc	3,173,919
3,580	*	MA-COM Technology Solutions	174,990
180,971		Marvell Technology Group Ltd	2,718,185
25,701	*	ON Semiconductor Corp	364,440
24,865	*	Semtech Corp	849,140
23,030	*	Ultra Clean Holdings	443,097
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	8,670,944
63

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 7.3%
236,134	*	A10 Networks, Inc	$1,912,685
62,750	*	Aspen Technology, Inc	3,858,498
12,848		Booz Allen Hamilton Holding Co	461,629
140,952	*	Box, Inc	2,430,012
90,173	*	Cadence Design Systems, Inc	2,936,935
52,703	*	Care.com, Inc	624,530
27,360	*	CommerceHub, Inc	435,571
15,297	*	Commvault Systems, Inc	771,734
25,679		DST Systems, Inc	3,161,342
13,151	*	EPAM Systems, Inc	1,012,627
125,968		EVERTEC, Inc	1,996,593
122,025	*	Five9, Inc	2,226,346
30,160	*	Fortinet, Inc	1,176,240
100,513		Hackett Group, Inc	1,993,173
74,353	*	Limelight Networks, Inc	233,468
36,323		LogMeIn, Inc	4,104,499
50,145	*	Manhattan Associates, Inc	2,341,270
8,790		MAXIMUS, Inc	536,102
5,555	*	MoneyGram International, Inc	98,935
56,305		Pegasystems, Inc	2,564,693
6,900	*	Perficient, Inc	120,198
45,508	*	Quotient Technology, Inc	496,037
78,274	*	RingCentral, Inc	2,500,854
205,797	*	Square, Inc	3,753,737
14,060	*	Synopsys, Inc	1,036,222
30,659	*	TeleNav, Inc	266,733
24,941	*	Workiva, Inc	419,009
		TOTAL SOFTWARE & SERVICES	43,469,672

TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%
8,084	*	Anixter International, Inc	659,250
43,138	*	Arrow Electronics, Inc	3,041,229
9,691		Black Box Corp	95,941
73,552		CDW Corp	4,346,188
95,952	*	CommScope Holding Co, Inc	4,033,822
46,696		Dolby Laboratories, Inc (Class A)	2,462,280
6,397		EMCORE Corp	57,573
76,000	*	Extreme Networks, Inc	593,940
67,231	*	Insight Enterprises, Inc	2,830,425
111,795		Jabil Circuit, Inc	3,244,291
105,616	*	Keysight Technologies, Inc	3,953,207
1,192		PC Connection, Inc	34,258
33,425	*	Sanmina Corp	1,245,081
141,861	*	ShoreTel, Inc	929,190
32,173		SYNNEX Corp	3,488,518
51,460	*	Tech Data Corp	4,922,149
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	35,937,342

TELECOMMUNICATION SERVICES - 0.8%
609,386	*,e	Globalstar, Inc	1,163,927
64

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY			VALUE

4,592	*	Hawaiian Telcom Holdco, Inc			$116,867
6,124		IDT Corp (Class B)			93,024
97,379		Telephone & Data Systems, Inc			2,674,027
7,700	*	US Cellular Corp			301,686
128,504		Windstream Holdings, Inc			709,342
		TOTAL TELECOMMUNICATION SERVICES			5,058,873

TRANSPORTATION - 2.0%
2,164		Arkansas Best Corp			57,238
17,213	*	Atlas Air Worldwide Holdings, Inc			998,354
5,692		Copa Holdings S.A. (Class A)			662,663
65,610	*	Hub Group, Inc (Class A)			2,568,631
47,753	*	JetBlue Airways Corp			1,042,448
2,180		Marten Transport Ltd			54,064
121,617	*	Radiant Logistics, Inc			729,702
66,121		Skywest, Inc			2,459,701
27,241	*	Swift Transportation Co, Inc			669,584
52,918	*	XPO Logistics, Inc			2,613,620
		TOTAL TRANSPORTATION			11,856,005

UTILITIES - 3.2%
199,268		NRG Energy, Inc			3,367,629
79,666		NRG Yield, Inc (Class A)			1,381,409
8,246		OGE Energy Corp			286,796
6,894		ONE Gas, Inc			474,514
16,693		Pinnacle West Capital Corp			1,420,407
1,888		Unitil Corp			91,436
52,276		Vanguard Small-Cap ETF			7,026,940
49,479		Vectren Corp			2,940,042
37,363		Westar Energy, Inc			1,943,997
		TOTAL UTILITIES			18,933,170

		TOTAL COMMON STOCKS			600,160,518
		(Cost $541,656,164)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.1%

GOVERNMENT AGENCY DEBT - 0.6%
$3,300,000		Federal Home Loan Bank (FHLB)	0.680%	05/01/17	3,300,000
		TOTAL GOVERNMENT AGENCY DEBT			3,300,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
8,925,693	c	State Street Navigator Securities Lending Government Money Market Portfolio			8,925,693
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			8,925,693

		TOTAL SHORT-TERM INVESTMENTS			12,225,693
		(Cost $12,225,693)
		TOTAL INVESTMENTS - 101.9%			612,386,211
		(Cost $553,881,857)
		OTHER ASSETS & LIABILITIES, NET - (1.9)%			(11,286,617)
		NET ASSETS - 100.0%			$601,099,594
65

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

Abbreviation(s):
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,657,302.
66

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.1%
13,314		BorgWarner, Inc	$562,916
16,566		Delphi Automotive plc	1,331,906
1,156,967		Ford Motor Co	13,270,412
66,583		Harley-Davidson, Inc	3,782,580
22,556	*	Modine Manufacturing Co	272,928
36,703	*,e	Tesla, Inc	11,527,311
		TOTAL AUTOMOBILES & COMPONENTS	30,748,053

BANKS - 5.6%
1,736		1st Source Corp	83,866
22,700		Ameris Bancorp	1,069,170
2,719		Arrow Financial Corp	93,126
20,257		Associated Banc-Corp	504,399
36,584		Astoria Financial Corp	745,948
15,244		Bank Mutual Corp	140,245
6,214		Bank of Hawaii Corp	506,317
15,284		Bank of the Ozarks, Inc	725,532
3,518		Banner Corp	194,194
339,486		BB&T Corp	14,659,006
12,593		Berkshire Hills Bancorp, Inc	472,238
14,376		Boston Private Financial Holdings, Inc	224,266
20,496		Brookline Bancorp, Inc	298,217
8,111		Bryn Mawr Bank Corp	347,962
3,985		Camden National Corp	170,359
16,555		Capital Bank Financial Corp	687,033
1,470		Capitol Federal Financial	21,506
690		Cathay General Bancorp	26,255
39,308		Centerstate Banks of Florida, Inc	991,741
46,146		CIT Group, Inc	2,137,021
331,064		Citizens Financial Group, Inc	12,153,359
3,672		City Holding Co	261,042
11,338		CoBiz, Inc	186,283
440		Columbia Banking System, Inc	17,384
65,875		Comerica, Inc	4,657,363
292		Commerce Bancshares, Inc	16,045
797		Community Bank System, Inc	44,592
1,572		Community Trust Bancorp, Inc	70,661
3,270		Cullen/Frost Bankers, Inc	308,655
24,167	*	Customers Bancorp, Inc	747,485
3,717		East West Bancorp, Inc	201,722
20,125	*	FCB Financial Holdings, Inc	950,906
10,422		Federal Agricultural Mortgage Corp (Class C)	594,575
57,660		Fifth Third Bancorp	1,408,634
13,049		First Bancorp (NC)	391,992
67

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

16,895		First Commonwealth Financial Corp	$218,114
6,744		First Community Bancshares, Inc	178,446
2,352		First Financial Corp	114,778
11,312		First Interstate Bancsystem, Inc	427,028
16,967		First Merchants Corp	702,094
3,844		First Republic Bank	355,416
6,216		Flushing Financial Corp	183,248
1,130		FNB Corp	16,091
540		Glacier Bancorp, Inc	18,241
6,474		Great Southern Bancorp, Inc	324,671
1,279		Hancock Holding Co	59,729
7,158		Hanmi Financial Corp	207,940
13,498		Heartland Financial USA, Inc	647,904
21,749		Heritage Financial Corp	574,174
14,400	*	HomeStreet, Inc	374,400
13,122	*	HomeTrust Bancshares, Inc	328,050
11,260		Hope Bancorp, Inc	206,171
2,618		IBERIABANK Corp	207,738
5,708		Investors Bancorp, Inc	79,056
654,066		Keycorp	11,930,164
14,401		Lakeland Bancorp, Inc	280,099
13,531		Lakeland Financial Corp	617,825
3,075	e	Live Oak Bancshares, Inc	74,261
88,001		M&T Bank Corp	13,676,235
17,553	*	MGIC Investment Corp	185,009
6,254		National Bank Holdings Corp	197,439
310		NBT Bancorp, Inc	11,836
69,768		New York Community Bancorp, Inc	927,217
22,664		Northfield Bancorp, Inc	416,564
19,926		OFG Bancorp	233,134
7,838		Old National Bancorp	131,678
13,091		Opus Bank	295,202
8,836		PacWest Bancorp	436,410
7,104		Peoples Bancorp, Inc	237,842
982		People’s United Financial, Inc	17,156
7,580	*	PHH Corp	97,782
6,391		Pinnacle Financial Partners, Inc	409,024
156,091		PNC Financial Services Group, Inc	18,691,897
71,276		Popular, Inc	2,987,177
12,870		PrivateBancorp, Inc	743,500
21,071		Provident Financial Services, Inc	541,314
178,821		Radian Group, Inc	3,018,498
288,439		Regions Financial Corp	3,966,036
2,803		Republic Bancorp, Inc (Class A)	100,852
3,278		S&T Bancorp, Inc	117,877
4,235		Southside Bancshares, Inc	147,039
6,312		State Bank & Trust Co	169,540
12,826		Stock Yards Bancorp, Inc	525,866
16,030	*	SVB Financial Group	2,820,318
429		TCF Financial Corp	7,083
870	*	Texas Capital Bancshares, Inc	66,207
17,614	*	The Bancorp, Inc	113,610
8,474		TowneBank	274,981
68

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,025		Trico Bancshares	$142,727
13,511	*	Tristate Capital Holdings, Inc	336,424
350		Trustmark Corp	11,627
2,167		UMB Financial Corp	157,086
650		Umpqua Holdings Corp	11,486
6,031		Union Bankshares Corp	206,501
14,097		United Bankshares, Inc	562,465
11,606		United Financial Bancorp, Inc (New)	200,436
6,092		Univest Corp of Pennsylvania	184,588
408,382		US Bancorp	20,941,829
27,261	*	Walker & Dunlop, Inc	1,222,656
4,365		Washington Trust Bancorp, Inc	214,758
3,230		Webster Financial Corp	164,116
1,553	e	Westamerica Bancorporation	85,446
13,557	*	Western Alliance Bancorp	649,380
230		Wintrust Financial Corp	16,298
3,911		WSFS Financial Corp	184,599
55,123		Zions Bancorporation	2,206,574
		TOTAL BANKS	143,298,056

CAPITAL GOODS - 7.0%
126,100		3M Co	24,694,163
11,556		A.O. Smith Corp	622,637
954		Acuity Brands, Inc	167,999
8,341		Advanced Drainage Systems, Inc	192,260
180,779		Ametek, Inc	10,340,559
286		Applied Industrial Technologies, Inc	18,304
11,569		Argan, Inc	773,388
46,198		Barnes Group, Inc	2,539,504
419	*	Beacon Roofing Supply, Inc	20,770
9,760		Briggs & Stratton Corp	243,902
46,759	*	Builders FirstSource, Inc	748,612
121,895		Caterpillar, Inc	12,464,983
3,092		Chicago Bridge & Iron Co NV	93,007
35,835		Cummins, Inc	5,408,935
99,550		Deere & Co	11,110,775
29,707	*	DigitalGlobe, Inc	956,565
27,134		Dover Corp	2,140,330
137,592		Eaton Corp	10,407,459
1,365		EMCOR Group, Inc	89,735
17,278	*	Esterline Technologies Corp	1,580,073
59,517		Fastenal Co	2,659,220
300	e	GATX Corp	17,970
7,479		Graco, Inc	806,610
245		Granite Construction, Inc	12,914
1,410		H&E Equipment Services, Inc	29,779
17,572		Hexcel Corp	909,351
103,060		Illinois Tool Works, Inc	14,231,555
53,624		Ingersoll-Rand plc	4,759,130
249,032		Johnson Controls International plc	10,352,260
7,798		Kaman Corp	374,382
18,062	*	KEYW Holding Corp	171,408
7,720		Lincoln Electric Holdings, Inc	687,312
69

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

171,085		Masco Corp	$6,333,567
2,279		MSC Industrial Direct Co (Class A)	204,039
3,829	*	MYR Group, Inc	161,814
66,007		Owens Corning, Inc	4,016,526
84,023		PACCAR, Inc	5,606,855
13,733		Parker-Hannifin Corp	2,208,266
41,937		Pentair plc	2,705,356
95,785	*,e	Plug Power, Inc	214,558
46,206	*	Quanta Services, Inc	1,637,541
37,955		Rockwell Automation, Inc	5,972,219
97,655		Rockwell Collins, Inc	10,164,909
21,428		Roper Industries, Inc	4,686,304
2,611	*	Rush Enterprises, Inc (Class A)	98,565
1,401		Timken Co	67,598
3,116	*	Titan Machinery, Inc	49,389
44,961		TransDigm Group, Inc	11,093,228
21,025		Triton International Ltd	643,575
16,143	*	United Rentals, Inc	1,770,241
5,047	*	Veritiv Corp	260,678
1,480		W.W. Grainger, Inc	285,196
10,000		Wabash National Corp	227,800
33,910	*	Wesco Aircraft Holdings, Inc	412,007
1,355	*	WESCO International, Inc	82,587
6,028		Woodward Governor Co	407,915
		TOTAL CAPITAL GOODS	178,936,584

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
540		ABM Industries, Inc	23,323
127,077	*	ACCO Brands Corp	1,810,847
155,560	*	Copart, Inc	4,806,804
650		Covanta Holding Corp	9,457
5,334		Dun & Bradstreet Corp	584,660
290		Essendant, Inc	4,843
12,240		Exponent, Inc	748,476
4,282		Heidrick & Struggles International, Inc	92,063
6,346		Insperity, Inc	579,707
5,010		Interface, Inc	99,699
1,760		Kelly Services, Inc (Class A)	39,283
5,758		Kimball International, Inc (Class B)	102,320
590		Knoll, Inc	14,136
10,228		Manpower, Inc	1,032,823
21,053	*,m	Media General, Inc	0
3,562	*	Mistras Group, Inc	80,145
430		Mobile Mini, Inc	12,341
8,831	*	Navigant Consulting, Inc	211,679
970	*	On Assignment, Inc	50,217
6,963		Resources Connection, Inc	96,786
52,605		Robert Half International, Inc	2,422,460
4,160	*	RPX Corp	53,414
1,210		Steelcase, Inc (Class A)	20,631
5,080	*	Team, Inc	136,652
10,180		Tetra Tech, Inc	447,411
2,825	*	TriNet Group, Inc	83,055
70

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

11,278		Viad Corp	$509,766
87,678		Waste Management, Inc	6,381,205
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	20,454,203

CONSUMER DURABLES & APPAREL - 1.1%
10,992		CalAtlantic Group, Inc	398,130
13,930		Callaway Golf Co	165,070
396		Columbia Sportswear Co	22,422
1,530		CSS Industries, Inc	40,331
490		Ethan Allen Interiors, Inc	14,602
53,158		Hanesbrands, Inc	1,159,376
258		Hasbro, Inc	25,570
2,202	*	Helen of Troy Ltd	206,988
18,439	*	Kate Spade & Co	320,839
17,267		Mattel, Inc	387,126
7,028	*	Meritage Homes Corp	273,741
595	*	Michael Kors Holdings Ltd	22,211
3,220	*	Mohawk Industries, Inc	756,024
6,980		Movado Group, Inc	163,332
20,738		Newell Rubbermaid, Inc	990,032
344,482		Nike, Inc (Class B)	19,087,748
1,614		Phillips-Van Heusen Corp	163,062
397		Pool Corp	47,489
399	*,e	Tempur Sealy International, Inc	18,733
4,706	*	Unifi, Inc	132,097
54,516		VF Corp	2,978,209
587		Weyco Group, Inc	16,413
3,389		Whirlpool Corp	629,270
		TOTAL CONSUMER DURABLES & APPAREL	28,018,815

CONSUMER SERVICES - 2.8%
4,314	*	American Public Education, Inc	95,339
1,289		Bob Evans Farms, Inc	86,028
4,297	*	Bright Horizons Family Solutions	327,088
8,508		Carriage Services, Inc	232,694
30,118		Choice Hotels International, Inc	1,888,399
33,819		Darden Restaurants, Inc	2,881,041
320		DineEquity, Inc	18,093
1,850		Dunkin Brands Group, Inc	103,341
22,986		Hilton Worldwide Holdings, Inc	1,355,484
23,836		ILG, Inc	574,686
14,275	*	Intrawest Resorts Holdings Inc	336,604
359		Jack in the Box, Inc	36,607
124,286		Marriott International, Inc (Class A)	11,735,084
177,420		McDonald’s Corp	24,826,380
20,387		Royal Caribbean Cruises Ltd	2,173,254
38,369		Service Corp International	1,236,249
25,999	*	ServiceMaster Global Holdings, Inc	990,562
337,600		Starbucks Corp	20,276,256
9,266		Vail Resorts, Inc	1,831,518
		TOTAL CONSUMER SERVICES	71,004,707
71

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 5.9%
52,376		Ally Financial, Inc	$1,037,045
234,072		American Express Co	18,550,206
1,075		Ameriprise Financial, Inc	137,439
616,689		Annaly Capital Management, Inc	7,283,097
50,429		Apollo Commercial Real Estate Finance, Inc	972,776
350,453		Bank of New York Mellon Corp	16,492,318
26,990		BlackRock, Inc	10,379,544
430		CBOE Holdings, Inc	35,436
312,825		Charles Schwab Corp	12,153,251
22,014		Chimera Investment Corp	448,205
124,077		CME Group, Inc	14,416,507
280		Cohen & Steers, Inc	11,172
5,881	*,e	Credit Acceptance Corp	1,195,313
31,021		CYS Investments, Inc	264,609
182,870		Discover Financial Services	11,445,833
19,736		Dynex Capital, Inc	136,573
4,411	*,e	Encore Capital Group, Inc	147,107
2,390		Factset Research Systems, Inc	390,191
77,683		Franklin Resources, Inc	3,348,914
9,333	*	Green Dot Corp	320,029
214,820		IntercontinentalExchange Group, Inc	12,932,164
165,102		Invesco Ltd	5,438,460
4,700		Invesco Mortgage Capital, Inc	76,657
24,238		Legg Mason, Inc	906,017
29,667		NASDAQ OMX Group, Inc	2,043,166
12,294		Nelnet, Inc (Class A)	553,353
119,931		Northern Trust Corp	10,793,790
25,983	*,e	On Deck Capital, Inc	123,419
8,008	*	Pico Holdings, Inc	128,929
17,758		Resource Capital Corp	166,037
31,538		S&P Global, Inc	4,232,084
3,216	*	Safeguard Scientifics, Inc	40,843
123,600		State Street Corp	10,370,040
52,574		T Rowe Price Group, Inc	3,726,971
3,000		TD Ameritrade Holding Corp	114,810
25,591		Voya Financial, Inc	956,592
		TOTAL DIVERSIFIED FINANCIALS	151,768,897

ENERGY - 5.5%
11,066		Alon USA Energy, Inc	133,788
55,798	*	Antero Resources Corp	1,182,360
43,205		Apache Corp	2,101,491
38,878		Archrock, Inc	458,760
37,283	*	Atwood Oceanics, Inc	291,926
89,631		Baker Hughes, Inc	5,321,392
20,519		Bristow Group, Inc	274,339
13,748	*,e	CARBO Ceramics, Inc	94,449
83,614	*	Cheniere Energy, Inc	3,791,895
1,276		Cimarex Energy Co	148,884
97,571	*	Clean Energy Fuels Corp	238,073
10,655	*	Concho Resources, Inc	1,349,562
185,845		ConocoPhillips	8,903,834
49,772	*	Continental Resources, Inc	2,110,831
72

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

7,460		Delek US Holdings, Inc	$179,562
142,795	*	Devon Energy Corp	5,638,975
1,150	*	Energen Corp	59,788
91,046		EOG Resources, Inc	8,421,755
35,229		EQT Corp	2,048,214
16,785	*	Exterran Corp	459,405
56,327	*	Fairmount Santrol Holdings, Inc	290,647
20,460		Green Plains Renewable Energy, Inc	470,580
30,802	*	Helix Energy Solutions Group, Inc	188,508
75,067		Hess Corp	3,665,522
365,490		Kinder Morgan, Inc	7,540,059
215,752		Marathon Oil Corp	3,208,232
101,682		Marathon Petroleum Corp	5,179,681
14,654	*	Matrix Service Co	172,184
167,615		National Oilwell Varco, Inc	5,861,497
10,506	*	Natural Gas Services Group, Inc	287,864
58,596	*	Newpark Resources, Inc	448,259
99,937		Noble Energy, Inc	3,230,963
3,520	*	Oasis Petroleum, Inc	42,029
177,330		Occidental Petroleum Corp	10,912,888
458		Oceaneering International, Inc	12,087
422	*	Oil States International, Inc	12,555
45,345		Oneok, Inc	2,385,600
74,453	*	Parker Drilling Co	122,847
4,952		PBF Energy, Inc	110,529
8,658	*	PDC Energy, Inc	478,181
131,450		Phillips 66	10,458,162
24,848		Pioneer Natural Resources Co	4,298,456
1,928		Range Resources Corp	51,073
31,821	*	Renewable Energy Group, Inc	332,529
2,148	*	RigNet, Inc	42,101
92,093	*	Rowan Cos plc	1,295,749
204,458		Schlumberger Ltd	14,841,606
79	*	SEACOR Holdings, Inc	5,187
61,923	*	Southwestern Energy Co	465,042
31,883	*	Superior Energy Services	385,147
6,235	*	Tesco Corp	40,839
18,685		Tesoro Corp	1,489,381
55,643	*	Tetra Technologies, Inc	185,291
24,405	*	Unit Corp	524,463
22,379		US Silica Holdings Inc	928,729
177,146		Valero Energy Corp	11,445,403
42,580	*	Weatherford International Ltd	245,687
45,494		Western Refining, Inc	1,569,088
183,839		Williams Cos, Inc	5,630,989
6,926		World Fuel Services Corp	255,085
		TOTAL ENERGY	142,320,002

FOOD & STAPLES RETAILING - 0.7%
35,243		Casey’s General Stores, Inc	3,949,683
11,911	*	Chefs’ Warehouse Holdings, Inc	162,585
12,822	*	Natural Grocers by Vitamin C	140,273
23,024	*	Performance Food Group Co	573,298
73

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

10,211		Pricesmart, Inc	$887,846
16,191		Spartan Stores, Inc	595,829
86,145	*	Sprouts Farmers Market, Inc	1,921,895
28,329	*	United Natural Foods, Inc	1,176,503
5,906		Weis Markets, Inc	341,426
195,147		Whole Foods Market, Inc	7,097,496
		TOTAL FOOD & STAPLES RETAILING	16,846,834

FOOD, BEVERAGE & TOBACCO - 5.1%
17,386		Bunge Ltd	1,374,016
78,583		Campbell Soup Co	4,521,666
700,303		Coca-Cola Co	30,218,074
78,897		Dr Pepper Snapple Group, Inc	7,230,910
4,635		Flowers Foods, Inc	90,892
229,108		General Mills, Inc	13,176,001
3,800	*	Hain Celestial Group, Inc	140,562
70,402		Hormel Foods Corp	2,469,702
118,265		Kellogg Co	8,396,815
192,674		Kraft Heinz Co	17,415,803
4,569	*	Landec Corp	62,824
6,572		McCormick & Co, Inc	656,543
27,407		Mead Johnson Nutrition Co	2,431,549
273,023		Mondelez International, Inc	12,294,226
29,251		Omega Protein Corp	589,408
260,088		PepsiCo, Inc	29,462,769
3,091	*	Seneca Foods Corp	114,985
674	*	TreeHouse Foods, Inc	59,042
		TOTAL FOOD, BEVERAGE & TOBACCO	130,705,787

HEALTH CARE EQUIPMENT & SERVICES - 5.0%
4,035		Abaxis, Inc	181,696
4,025	*	Abiomed, Inc	524,538
14,457	*	Acadia Healthcare Co, Inc	630,036
589		Aceto Corp	9,336
32,109	*	Alere, Inc	1,578,800
26,921	*	Amedisys, Inc	1,459,118
87,979		AmerisourceBergen Corp	7,218,677
21,087	*	AMN Healthcare Services, Inc	861,404
5,424		Analogic Corp	389,714
15,017	*	Angiodynamics, Inc	233,064
82,164		Anthem, Inc	14,616,154
31,724	*	athenahealth, Inc	3,109,269
18,911	*	AtriCure, Inc	387,676
88,417		Becton Dickinson & Co	16,531,327
30,852	*	Brookdale Senior Living, Inc	400,768
20,471	*	Capital Senior Living Corp	285,980
142,328		Cardinal Health, Inc	10,331,590
34,993	*	Centene Corp	2,603,479
16,015	*	Cerus Corp	69,665
3,151		Chemed Corp	634,548
70,208		Cigna Corp	10,978,425
8,003	e	Computer Programs & Systems, Inc	219,682
4,329	*	Corvel Corp	192,641
74

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

202,777		Danaher Corp	$16,897,407
31,370		Dentsply Sirona, Inc	1,983,839
1,590	*	Diplomat Pharmacy, Inc	24,804
67,794	*	Edwards Lifesciences Corp	7,434,968
16,580	*	Envision Healthcare Corp	928,977
26,220	*	GenMark Diagnostics, Inc	336,140
300	*	Haemonetics Corp	12,564
3,802	*	HealthStream, Inc	105,658
3,584	*	Henry Schein, Inc	622,899
2,640	*	HMS Holdings Corp	54,041
43,174	*	Hologic, Inc	1,949,306
38,428		Humana, Inc	8,530,247
1,539	*	Integer Holding Corp	56,558
18,008	*	Laboratory Corp of America Holdings	2,523,821
5,385		Landauer, Inc	283,251
15,190	*	LHC Group, Inc	821,779
21,680	*	LifePoint Hospitals, Inc	1,347,412
1,635	*	Magellan Health Services, Inc	112,488
9,720	*	Medidata Solutions, Inc	635,980
26,417	*	Merit Medical Systems, Inc	890,253
18,591	*	Molina Healthcare, Inc	925,646
11,035	*	NxStage Medical, Inc	329,836
25,565	*	Omnicell, Inc	1,058,391
37,310	*	OraSure Technologies, Inc	489,134
10,906		Patterson Cos, Inc	485,208
21,433	*	PharMerica Corp	505,819
1,887	*	Premier, Inc	63,781
14,487	*	Providence Service Corp	637,428
1,816	*	Quality Systems, Inc	25,896
5,122	*	Quidel Corp	123,799
25,215		Resmed, Inc	1,714,368
14,148	*	Select Medical Holdings Corp	194,535
7,472	*	Spectranetics Corp	213,699
9,466	*	Staar Surgical Co	98,446
11,931	*,e	Teladoc, Inc	295,889
20,417	*	Tivity Health, Inc	686,011
14,688	*	Triple-S Management Corp (Class B)	265,853
8,920		US Physical Therapy, Inc	585,152
500	*	Varian Medical Systems, Inc	45,370
14,899	*	VCA Antech, Inc	1,364,301
18,508	*	Vocera Communications, Inc	469,363
6,388	*	Wright Medical Group NV	194,131
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	129,772,035

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
2,378		Clorox Co	317,915
199,846		Colgate-Palmolive Co	14,396,906
51,678		Estee Lauder Cos (Class A)	4,503,221
40,204		Kimberly-Clark Corp	5,216,469
8,499	e	Natural Health Trends Corp	243,751
402,506		Procter & Gamble Co	35,150,849
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	59,829,111
75

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

INSURANCE - 4.0%
150,329		Aflac, Inc	$11,256,635
36,668		Allstate Corp	2,980,742
98,568		American International Group, Inc	6,003,777
5,145		Arthur J. Gallagher & Co	287,142
32,636		Aspen Insurance Holdings Ltd	1,708,495
8,868		Axis Capital Holdings Ltd	584,401
136,533		Chubb Ltd	18,739,154
476		Employers Holdings, Inc	19,040
290	*	Enstar Group Ltd	56,492
3,280		First American Financial Corp	142,385
111,278		Hartford Financial Services Group, Inc	5,381,404
400		Kemper Corp	15,740
26,627		Loews Corp	1,241,351
98,755		Marsh & McLennan Cos, Inc	7,320,708
46,413		Principal Financial Group	3,022,879
243,434		Progressive Corp	9,669,198
156,152		Prudential Financial, Inc	16,712,949
200		Reinsurance Group of America, Inc (Class A)	25,008
10,711		RenaissanceRe Holdings Ltd	1,522,783
13,769		Stewart Information Services Corp	653,201
128,444		Travelers Cos, Inc	15,626,497
		TOTAL INSURANCE	102,969,981

MATERIALS - 3.7%
61,203		Air Products & Chemicals, Inc	8,599,021
3,402		Albemarle Corp	370,512
7,701		Aptargroup, Inc	618,390
11,035		Avery Dennison Corp	918,222
23,667		Ball Corp	1,819,756
791		Bemis Co, Inc	35,540
2,310		Carpenter Technology Corp	93,786
17,130		Celanese Corp (Series A)	1,490,995
31,721	*	Century Aluminum Co	432,674
1,826	*	Clearwater Paper Corp	88,744
46,693		Commercial Metals Co	870,358
1,709		Compass Minerals International, Inc	112,794
14,217		Eastman Chemical Co	1,133,806
122,126		Ecolab, Inc	15,765,245
2,950	*	Ferro Corp	52,864
12,034	*,e	Flotek Industries, Inc	144,528
17,798		H.B. Fuller Co	940,268
1,039		Hawkins, Inc	53,093
7,648		Innophos Holdings, Inc	366,645
3,111		International Flavors & Fragrances, Inc	431,153
99,782		International Paper Co	5,385,235
18,346	*	Kraton Polymers LLC	600,098
22,260	*	Louisiana-Pacific Corp	572,972
81,709		LyondellBasell Industries AF S.C.A	6,925,655
14,012		Minerals Technologies, Inc	1,102,744
45,313		Mosaic Co	1,220,279
420		Neenah Paper, Inc	32,907
205,346		Nucor Corp	12,593,870
76

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,500		PolyOne Corp	$137,235
7,823		PPG Industries, Inc	859,278
118,223		Praxair, Inc	14,775,511
274		Quaker Chemical Corp	39,620
2,337		Reliance Steel & Aluminum Co	184,202
55,648		Royal Gold, Inc	3,933,201
4,126		Schnitzer Steel Industries, Inc (Class A)	77,981
6,530		Sealed Air Corp	287,451
15,560		Sherwin-Williams Co	5,207,621
5,512		Steel Dynamics, Inc	199,204
28,446	*	Stillwater Mining Co	511,459
5,160	*	Summit Materials, Inc	132,406
16,409		Trinseo S.A.	1,089,558
13,175	*	US Concrete, Inc	816,850
67,182		WestRock Co	3,598,268
16,207	*	Worthington Industries, Inc	705,005
		TOTAL MATERIALS	95,327,004

MEDIA - 3.4%
711		Cable One, Inc	484,802
57,881	*	Charter Communications, Inc	19,978,206
8,053		Cinemark Holdings, Inc	347,890
40,660		Clear Channel Outdoor Holdings, Inc (Class A)	209,399
146,657	*	Discovery Communications, Inc (Class A)	4,220,788
197,556	*	Discovery Communications, Inc (Class C)	5,527,617
17,913	e	Entercom Communications Corp (Class A)	226,599
58,359		Entravision Communications Corp (Class A)	361,826
3,930	*	Gray Television, Inc	57,574
2,205		John Wiley & Sons, Inc (Class A)	116,204
58,591		New York Times Co (Class A)	846,640
320		Scholastic Corp	13,834
9,465		Scripps Networks Interactive (Class A)	707,225
23,476		Sinclair Broadcast Group, Inc (Class A)	926,128
207,070		Time Warner, Inc	20,555,839
280,747		Walt Disney Co	32,454,353
		TOTAL MEDIA	87,034,924

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.7%
150,551		Agilent Technologies, Inc	8,287,833
56,815	*	Akorn, Inc	1,900,462
55,485	*	Alexion Pharmaceuticals, Inc	7,089,873
106,134		Amgen, Inc	17,333,805
31,596	*	Biogen Idec, Inc	8,569,151
38,322	*	BioMarin Pharmaceutical, Inc	3,672,780
11,927	*	Bluebird Bio, Inc	1,060,907
386,330		Bristol-Myers Squibb Co	21,653,797
17,898	*	Cambrex Corp	1,062,246
137,580	*	Celgene Corp	17,066,799
22,795	*	Cempra, Inc	98,019
51,681	*	Depomed, Inc	619,655
203,011		Gilead Sciences, Inc	13,916,404
17,165	*,e	Immunomedics, Inc	98,355
42,863	*,e	Inovio Pharmaceuticals, Inc	269,608
77

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

18,561	*	Intersect ENT, Inc	$352,659
13,244	*	Ironwood Pharmaceuticals, Inc	216,142
385,629		Johnson & Johnson	47,613,613
485,062		Merck & Co, Inc	30,233,914
870	*	Mettler-Toledo International, Inc	446,675
42,183	*,e	MiMedx Group, Inc	535,302
65,348	*	Nektar Therapeutics	1,239,652
89,462	*,e	Opko Health, Inc	695,120
57,915	*	Prestige Brands Holdings, Inc	3,324,900
9,244	*	Prothena Corp plc	500,378
9,644	*	Quintiles Transnational Holdings, Inc	812,796
47,907	*	Sangamo Biosciences, Inc	229,954
25,577	*,e	Sucampo Pharmaceuticals, Inc (Class A)	259,607
6,060	*	TESARO, Inc	894,395
8,756	*,e	Theravance Biopharma, Inc	353,129
99,270		Thermo Fisher Scientific, Inc	16,412,309
54,789	*	Vertex Pharmaceuticals, Inc	6,481,539
4,374	*	Waters Corp	743,099
177,454		Zoetis, Inc	9,956,944
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	224,001,821

REAL ESTATE - 4.7%
11,117	*,e	Altisource Portfolio Solutions S.A.	245,575
23,462		American Campus Communities, Inc	1,111,864
143,057		American Tower Corp	18,016,598
20,829		AvalonBay Communities, Inc	3,954,177
48,024		Boston Properties, Inc	6,079,838
9,688		Brixmor Property Group, Inc	191,338
55,708	*	CBRE Group, Inc	1,994,903
17,160		Coresite Realty	1,679,106
138,457		Crown Castle International Corp	13,098,032
23,247		Digital Realty Trust, Inc	2,669,685
8,358		Douglas Emmett, Inc	314,846
58,576		Duke Realty Corp	1,624,312
19,598		Easterly Government Properties, Inc	394,312
20,981		Equinix, Inc	8,763,764
73,501		Equity Residential	4,746,695
4,464		Essex Property Trust, Inc	1,091,314
3,961		Federal Realty Investment Trust	518,455
33,420		First Industrial Realty Trust, Inc	940,439
12,660		Forest City Realty Trust, Inc	286,116
540		Franklin Street Properties Corp	6,550
204,267		HCP, Inc	6,403,770
74,061		Healthcare Realty Trust, Inc	2,429,201
108,968		Host Marriott Corp	1,955,976
50,982		Iron Mountain, Inc	1,772,134
19,343	*	iStar Financial, Inc	236,565
8		Jones Lang LaSalle, Inc	919
266		Kilroy Realty Corp	18,761
15,135		Liberty Property Trust	614,027
20,078		Macerich Co	1,253,470
5,060		Mid-America Apartment Communities, Inc	502,003
17,343		NorthStar Realty Europe Corp	201,699
78

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

540		Piedmont Office Realty Trust, Inc	$11,799
129,304		Prologis, Inc	7,035,431
140		PS Business Parks, Inc	17,016
2,009		RMR Group, Inc	105,975
12,095		Ryman Hospitality Properties	771,419
4,716	*	SBA Communications Corp	596,527
8,006		Senior Housing Properties Trust	172,289
86,232		Simon Property Group, Inc	14,250,700
10,081		Tier REIT, Inc	174,502
23,637		UDR, Inc	882,606
41,994		Ventas, Inc	2,688,036
55,605		Vornado Realty Trust	5,351,425
297		Washington REIT	9,406
75,037		Welltower, Inc	5,360,643
14,848		Weyerhaeuser Co	502,902
		TOTAL REAL ESTATE	121,047,120

RETAILING - 4.1%
40,838	*	1-800-FLOWERS.COM, Inc (Class A)	439,009
2,432		Aaron’s, Inc	87,406
3,737		Advance Auto Parts, Inc	531,177
15,901	*	AutoZone, Inc	11,006,513
47,297		Bed Bath & Beyond, Inc	1,832,759
53,182		Best Buy Co, Inc	2,755,359
21,529		Big 5 Sporting Goods Corp	331,547
250	e	Buckle, Inc	4,675
16,603	*	Cabela’s, Inc	906,524
37,531	*	Carmax, Inc	2,195,563
9		Chico’s FAS, Inc	124
109,981		Dollar General Corp	7,996,719
42,985	*	Etsy, Inc	462,519
1,820		Finish Line, Inc (Class A)	28,774
5,625		Foot Locker, Inc	435,038
7,586	*	Francesca’s Holdings Corp	119,707
26,852	*	FTD Cos, Inc	537,040
108,459		Gap, Inc	2,841,626
306,034	*	Groupon, Inc	1,199,653
18,815		Haverty Furniture Cos, Inc	463,790
19,067		HSN, Inc	703,572
15,620		Kirkland’s, Inc	183,691
93,965		Kohl’s Corp	3,667,454
9,203	*,e	Lands’ End, Inc	217,191
7,610	*	LKQ Corp	237,736
241,860		Lowe’s Companies, Inc	20,529,077
4,455	*	MarineMax, Inc	90,659
127,455	*	NetFlix, Inc	19,398,651
26,766		Nordstrom, Inc	1,291,995
26,034		Nutri/System, Inc	1,391,517
96,086		Office Depot, Inc	477,547
11,877	*	Overstock.com, Inc	206,066
28,736	e	PetMed Express, Inc	663,802
141,284		Ross Stores, Inc	9,183,460
5,448	*	Sally Beauty Holdings, Inc	103,621
79

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

12,547		Shoe Carnival, Inc	$318,317
39,901	*	Shutterfly, Inc	2,070,862
78,978		Staples, Inc	771,615
6,435		Tiffany & Co	589,768
15,754		Tractor Supply Co	975,330
17,401	*	Ulta Beauty, Inc	4,897,337
17,585	*	Vitamin Shoppe, Inc	339,391
35,425	*,e	Wayfair, Inc	1,619,277
7,516		Williams-Sonoma, Inc	406,240
860		Winmark Corp	111,026
		TOTAL RETAILING	104,620,724

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
43,692		Analog Devices, Inc	3,329,330
370,536		Applied Materials, Inc	15,047,467
11,151	*	Cirrus Logic, Inc	717,567
24,001	*	Integrated Device Technology, Inc	575,784
806,543		Intel Corp	29,156,529
12,327		Lam Research Corp	1,785,566
23,463		Microchip Technology, Inc	1,773,334
136,444		NVIDIA Corp	14,231,109
217,373	*	ON Semiconductor Corp	3,082,349
43,222		Skyworks Solutions, Inc	4,310,962
256,653		Texas Instruments, Inc	20,321,785
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	94,331,782

SOFTWARE & SERVICES - 13.3%
164,993		Accenture plc	20,013,651
25,826	*	Actua Corp	361,564
38,046	*	Alphabet, Inc (Class A)	35,174,288
38,541	*	Alphabet, Inc (Class C)	34,916,604
40,003	*	Angie’s List, Inc	235,218
687	*	Aspen Technology, Inc	42,244
33,711	*	Autodesk, Inc	3,036,350
114,577		Automatic Data Processing, Inc	11,972,151
14,362	*	Black Knight Financial Services, Inc	594,587
12,432		Blackbaud, Inc	999,657
26,141		Booz Allen Hamilton Holding Co	939,246
92,122		CA, Inc	3,024,365
4,684	*	Cimpress NV	384,463
16,964	*	Citrix Systems, Inc	1,373,066
229,143	*	Cognizant Technology Solutions Corp (Class A)	13,801,283
11,169		Convergys Corp	251,414
18,210		CSG Systems International, Inc	683,057
11,712		CSRA, Inc	340,585
6,960	*	DHI Group, Inc	26,796
17,864	*	Ellie Mae, Inc	1,817,841
6,786	*	ExlService Holdings, Inc	323,760
96,088	*	Glu Mobile, Inc	221,963
163,755		International Business Machines Corp	26,248,289
55,388		Intuit, Inc	6,935,132
42,111		j2 Global, Inc	3,800,097
14,246		Jack Henry & Associates, Inc	1,380,722
80

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

26,286		LogMeIn, Inc	$2,970,318
1,586	*	Manhattan Associates, Inc	74,050
211,555		MasterCard, Inc (Class A)	24,608,078
933,182		Microsoft Corp	63,885,640
32,809	*	NeuStar, Inc (Class A)	1,089,259
20,573	*	New Relic, Inc	822,509
586,775		Oracle Corp	26,381,404
29,033	*	Perficient, Inc	505,755
27,258	*	Qualys, Inc	1,046,707
80,699	*	Quotient Technology, Inc	879,619
33,009	*	RetailMeNot, Inc	382,904
24,564	*	RingCentral, Inc	784,820
212,996	*	salesforce.com, Inc	18,343,215
72,051	*	ServiceSource International LLC	270,912
14,735	*	SPS Commerce, Inc	814,256
24,141	*	Sykes Enterprises, Inc	719,643
167,300		Symantec Corp	5,291,699
3,876		Syntel, Inc	68,256
8,168	*	Teradata Corp	238,342
2,916		TiVo Corp	57,591
16,783	*	Tyler Technologies, Inc	2,745,531
9,913	*	Ultimate Software Group, Inc	2,009,068
4,890	*	Unisys Corp	55,257
5,290	*	Vasco Data Security International	71,415
38,231	*	Website Pros, Inc	737,858
55,836	*	Workday, Inc	4,880,066
329,866	*	Yahoo!, Inc	15,902,840
		TOTAL SOFTWARE & SERVICES	344,535,405

TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%
1,610		Adtran, Inc	32,200
11,247	*	Arista Networks, Inc	1,570,531
4,709		Badger Meter, Inc	187,183
1,070		Belden CDT, Inc	74,579
34,101	*	Benchmark Electronics, Inc	1,081,002
7,451	*	Calix, Inc	49,922
887,467		Cisco Systems, Inc	30,236,001
27,471		Cognex Corp	2,344,375
11,204	*	Coherent, Inc	2,415,582
165,265		Corning, Inc	4,767,895
37,033	*	Cray, Inc	662,891
6,785		Daktronics, Inc	64,186
30,626		Dolby Laboratories, Inc (Class A)	1,614,909
19,747	*	Fabrinet	684,628
3,097	*	FARO Technologies, Inc	113,505
40,091	*	Finisar Corp	915,678
335,493		Hewlett Packard Enterprise Co	6,250,235
537,408		HP, Inc	10,114,019
11,733	*	Insight Enterprises, Inc	493,959
182		InterDigital, Inc	16,362
11,694	*	IPG Photonics Corp	1,477,186
10,490	*	Itron, Inc	680,277
50,449		Jabil Circuit, Inc	1,464,030
81

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

15,930	*	Keysight Technologies, Inc	$596,260
17,293	*	Kimball Electronics, Inc	298,304
4,387		Littelfuse, Inc	676,256
6,814		Methode Electronics, Inc	303,564
75,484		Motorola, Inc	6,489,359
417		National Instruments Corp	14,557
12,061	*	Netgear, Inc	568,676
19,428	*	Novanta, Inc	544,955
500	*	OSI Systems, Inc	38,700
1,971	*	Plexus Corp	102,472
5,513	*	Rogers Corp	567,508
30,336	*	Sanmina Corp	1,130,016
15,473	*	Scansource, Inc	611,184
13,761	*	Sonus Networks, Inc	105,684
22,364	*	Super Micro Computer, Inc	545,682
8,554		SYNNEX Corp	927,510
11,298	*	Tech Data Corp	1,080,654
25,198	*	Trimble Navigation Ltd	892,765
40,772	*	TTM Technologies, Inc	682,116
12,928		Universal Display Corp	1,155,117
800,820		Xerox Corp	5,757,896
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	90,400,370

TELECOMMUNICATION SERVICES - 2.0%
35,353	*	Boingo Wireless, Inc	505,194
345,880		CenturyLink, Inc	8,878,740
2,650	e	Consolidated Communications Holdings, Inc	62,725
3,579	*	Fairpoint Communications, Inc	61,022
16,965	*	General Communication, Inc (Class A)	635,170
3,026		IDT Corp (Class B)	45,965
67,259	*,e	Iridium Communications, Inc	712,945
50,185	*	Level 3 Communications, Inc	3,049,241
7,156	*	Lumos Networks Corp	128,164
564,003	*	Sprint Corp	5,092,947
673,888		Verizon Communications, Inc	30,938,198
		TOTAL TELECOMMUNICATION SERVICES	50,110,311

TRANSPORTATION - 2.7%
158		Allegiant Travel Co	22,973
310		Arkansas Best Corp	8,200
490		CH Robinson Worldwide, Inc	35,623
197,780		CSX Corp	10,055,135
152,360		Delta Air Lines, Inc	6,923,238
8		Expeditors International of Washington, Inc	449
200	*	Hertz Global Holdings, Inc	3,298
180		Landstar System, Inc	15,381
61,462		Norfolk Southern Corp	7,221,170
9		Ryder System, Inc	611
179,530		Southwest Airlines Co	10,093,177
151,075		Union Pacific Corp	16,914,357
172,928		United Parcel Service, Inc (Class B)	18,582,843
		TOTAL TRANSPORTATION	69,876,455
82

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY			VALUE

UTILITIES - 3.3%
12,632		American Water Works Co, Inc			$1,007,528
91,114		Centerpoint Energy, Inc			2,599,483
180,018		Consolidated Edison, Inc			14,271,827
134,463		Dominion Resources, Inc			10,411,470
25,001		Edison International			1,999,330
147,546		Eversource Energy			8,764,233
13,718		New Jersey Resources Corp			553,521
820		Northwest Natural Gas Co			48,872
290		Ormat Technologies, Inc			17,127
8,480		Pinnacle West Capital Corp			721,563
43,640		Public Service Enterprise Group, Inc			1,922,342
97,254		Sempra Energy			10,991,647
37,448		South Jersey Industries, Inc			1,405,049
275,957		Southern Co			13,742,659
143,732		WEC Energy Group, Inc			8,698,661
14,518		WGL Holdings, Inc			1,197,154
161,548		Xcel Energy, Inc			7,277,737
		TOTAL UTILITIES			85,630,203

		TOTAL COMMON STOCKS			2,573,589,184
		(Cost $1,743,791,735)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.5%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
GOVERNMENT AGENCY DEBT - 0.5%
$11,000,000	c	Federal Home Loan Bank (FHLB)	0.680%	5/1/17	11,000,000
		TOTAL GOVERNMENT AGENCY DEBT			11,000,000

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			11,000,000

		TOTAL SHORT-TERM INVESTMENTS			11,000,000
		(Cost $11,000,000)
		TOTAL INVESTMENTS - 100.4%			2,584,589,184
		(Cost $1,754,791,735)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(9,395,436)
		NET ASSETS - 100.0%			$2,575,193,748

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $18,330,356.
m	Indicates a security that has been deemed illiquid.
83

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE LOW CARBON EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.1%

AUTOMOBILES & COMPONENTS - 1.0%
228	*	Cooper-Standard Holding, Inc	$25,780
572		Delphi Automotive plc	45,989
30,922		Ford Motor Co	354,675
888	*	Tesla Motors, Inc	278,894
		TOTAL AUTOMOBILES & COMPONENTS	705,338

BANKS - 5.7%
148		Arrow Financial Corp	5,069
858		Astoria Financial Corp	17,495
572		Bank Mutual Corp	5,262
174		Bank of the Ozarks, Inc	8,260
8,023		BB&T Corp	346,433
183		Camden National Corp	7,823
647		Centerstate Banks of Florida, Inc	16,324
2,995		CIT Group, Inc	138,698
8,526		Citizens Financial Group, Inc	312,990
2,235		Comerica, Inc	158,015
296	*	Customers Bancorp, Inc	9,155
129		Federal Agricultural Mortgage Corp (Class C)	7,359
7,303		Fifth Third Bancorp	178,412
227		First Bancorp (NC)	6,819
379		First Commonwealth Financial Corp	4,893
81		First Financial Corp	3,953
560		First Republic Bank	51,778
31		Hanmi Financial Corp	901
307	*	HomeStreet, Inc	7,982
236	*	HomeTrust Bancshares, Inc	5,900
12,225		Keycorp	222,984
483		Lakeland Bancorp, Inc	9,394
611		LegacyTexas Financial Group, Inc	23,102
262		Live Oak Bancshares, Inc	6,327
2,314		M&T Bank Corp	359,619
940	*	MGIC Investment Corp	9,908
367		National Bank Holdings Corp	11,586
7,146		New York Community Bancorp, Inc	94,970
511		Northfield Bancorp, Inc	9,392
596		OFG Bancorp	6,973
230		Opus Bank	5,187
1,724		PacWest Bancorp	85,148
90		Peoples Bancorp, Inc	3,013
742	*	PHH Corp	9,572
747		Pinnacle Financial Partners, Inc	47,808
4,064		PNC Financial Services Group, Inc	486,664
1,386		Popular, Inc	58,087
84

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

20,417		Regions Financial Corp	$280,734
752	*	SVB Financial Group	132,307
589	*	Texas Capital Bancshares, Inc	44,823
630	*	The Bancorp, Inc	4,064
262	*	Tristate Capital Holdings, Inc	6,524
47		Union Bankshares Corp	1,609
609		United Financial Bancorp, Inc (New)	10,517
10,712		US Bancorp	549,311
2,925		Zions Bancorporation	117,088
		TOTAL BANKS	3,890,232

CAPITAL GOODS - 8.2%
3,268		3M Co	639,972
490		Acuity Brands, Inc	86,289
107		AGCO Corp	6,847
1,376		Air Lease Corp	52,481
1,675		Ametek, Inc	95,810
185		Argan, Inc	12,367
1,123	*	Builders FirstSource, Inc	17,979
895		Carlisle Cos, Inc	90,744
4,611		Caterpillar, Inc	471,521
470	*	Chart Industries, Inc	17,160
1,094		Chicago Bridge & Iron Co NV	32,908
1,022		Cummins, Inc	154,261
3,481		Deere & Co	388,514
979	*	DigitalGlobe, Inc	31,524
93		Dover Corp	7,336
239	*	DXP Enterprises, Inc	8,719
5,193		Eaton Corp	392,799
450		EMCOR Group, Inc	29,583
472	*	Esterline Technologies Corp	43,164
517		Granite Construction, Inc	27,251
407		H&E Equipment Services, Inc	8,596
1,490		Hexcel Corp	77,107
2,981		Illinois Tool Works, Inc	411,646
1,078		Ingersoll-Rand plc	95,672
8,033		Johnson Controls International plc	333,932
428		Kaman Corp	20,548
1,236		Kennametal, Inc	51,393
682	*	KEYW Holding Corp	6,472
2,826		Masco Corp	104,619
1,185	*	Meritor, Inc	21,105
227	*	MYR Group, Inc	9,593
668	*	Navistar International Corp	17,976
103	*	NOW, Inc	1,752
1,726		Owens Corning, Inc	105,027
126		PACCAR, Inc	8,408
1,328		Parker-Hannifin Corp	213,542
735		Pentair plc	47,415
2,566	*	Plug Power, Inc	5,748
2,317	*	Quanta Services, Inc	82,114
393		Rockwell Automation, Inc	61,839
2,604		Rockwell Collins, Inc	271,050
85

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,325		Roper Industries, Inc	$289,777
417		Snap-On, Inc	69,860
532		Stanley Works	72,432
245	*	Titan Machinery, Inc	3,883
796		TransDigm Group, Inc	196,397
622		Triton International Ltd	19,039
1,261	*	United Rentals, Inc	138,281
107	*	Veritiv Corp	5,527
357		W.W. Grainger, Inc	68,794
928		Wabash National Corp	21,140
750	*	Wesco Aircraft Holdings, Inc	9,113
696		Woodward Governor Co	47,098
1,197		Xylem, Inc	61,538
		TOTAL CAPITAL GOODS	5,565,662

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
590	*	Advisory Board Co	30,149
2,290	*	Copart, Inc	70,761
556		Essendant, Inc	9,285
260		Heidrick & Struggles International, Inc	5,590
278	*	ICF International, Inc	12,274
81		Insperity, Inc	7,399
7		Kforce, Inc	159
1,550	*,m	Media General, Inc	0
711	*	RPX Corp	9,129
1,018		RR Donnelley & Sons Co	12,796
236	*	SP Plus Corp	8,130
259	*	Team, Inc	6,967
367	*	TrueBlue, Inc	10,038
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	182,677

CONSUMER DURABLES & APPAREL - 1.1%
914		CalAtlantic Group, Inc	33,105
573		Hanesbrands, Inc	12,497
5		Hasbro, Inc	496
900	*	Kate Spade & Co	15,660
328		Libbey, Inc	3,444
2,350		Newell Rubbermaid, Inc	112,189
8,737		Nike, Inc (Class B)	484,117
144	*	Under Armour, Inc	2,795
36	*	Under Armour, Inc (Class A)	774
481		VF Corp	26,277
74		Weyco Group, Inc	2,069
165		Whirlpool Corp	30,637
		TOTAL CONSUMER DURABLES & APPAREL	724,060

CONSUMER SERVICES - 2.4%
214	*	American Public Education, Inc	4,729
176	*	Bright Horizons Family Solutions	13,397
195		Carriage Services, Inc	5,333
2,056		Hilton Worldwide Holdings, Inc	121,242
203	*	Intrawest Resorts Holdings Inc	4,787
4,553		McDonald’s Corp	637,102
86

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

102	*	Red Robin Gourmet Burgers, Inc	$5,993
1,664		Royal Caribbean Cruises Ltd	177,383
1,938	*	ServiceMaster Global Holdings, Inc	73,838
26		Six Flags Entertainment Corp	1,628
626	*	Sotheby’s (Class A)	29,647
7,736		Starbucks Corp	464,624
555		Vail Resorts, Inc	109,701
87		Wyndham Worldwide Corp	8,292
		TOTAL CONSUMER SERVICES	1,657,696

DIVERSIFIED FINANCIALS - 5.4%
2,245		Ally Financial, Inc	44,451
5,977		American Express Co	473,677
523		Ameriprise Financial, Inc	66,866
10,585		Annaly Capital Management, Inc	125,009
9,131		Bank of New York Mellon Corp	429,705
897		BlackRock, Inc	344,959
9,512		Charles Schwab Corp	369,541
2,906		Chimera Investment Corp	59,166
3,004		CME Group, Inc	349,035
1,540		CYS Investments, Inc	13,136
3,787		Discover Financial Services	237,028
520		Dynex Capital, Inc	3,599
555	*	E*TRADE Financial Corp	19,175
375	*	Encore Capital Group, Inc	12,506
6,719		IntercontinentalExchange Group, Inc	404,484
33		Invesco Ltd	1,087
1,535		Legg Mason, Inc	57,378
189		LPL Financial Holdings, Inc	7,946
61		Nelnet, Inc (Class A)	2,746
339		NewStar Financial, Inc	3,641
277		Northern Trust Corp	24,930
643	*	On Deck Capital, Inc	3,054
278	*	Pico Holdings, Inc	4,476
460	*	PRA Group, Inc	14,812
386		Resource Capital Corp	3,609
1,438		S&P Global, Inc	192,965
2,918		State Street Corp	244,820
998		TD Ameritrade Holding Corp	38,194
2,569		Two Harbors Investment Corp	25,664
2,395		Voya Financial, Inc	89,525
		TOTAL DIVERSIFIED FINANCIALS	3,667,184

ENERGY - 4.0%
481		Alon USA Energy, Inc	5,815
989		Archrock, Inc	11,670
1,094	*	Atwood Oceanics, Inc	8,566
6,762		Baker Hughes, Inc	401,460
238	*	CARBO Ceramics, Inc	1,635
3,210	*	Cheniere Energy, Inc	145,574
1,242	*	Clean Energy Fuels Corp	3,030
940		Delek US Holdings, Inc	22,626
581	*	Dril-Quip, Inc	29,951
87

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

491	*	Exterran Corp	$13,439
1,302	*	Fairmount Santrol Holdings, Inc	6,718
971	*	Forum Energy Technologies, Inc	16,410
419		Frank’s International NV	3,813
540		Green Plains Renewable Energy, Inc	12,420
2,001	*	Helix Energy Solutions Group, Inc	12,246
368	*	Matrix Service Co	4,324
3,686	*	McDermott International, Inc	24,106
6,081		National Oilwell Varco, Inc	212,653
175	*	Natural Gas Services Group, Inc	4,795
1,274	*	Newpark Resources, Inc	9,746
1,529		Oceaneering International, Inc	40,350
786	*	Oil States International, Inc	23,384
3,365		Oneok, Inc	177,033
1,483	*	Parker Drilling Co	2,447
1,685		PBF Energy, Inc	37,609
148	*	PHI, Inc	1,736
5,438		Phillips 66	432,647
615	*	Renewable Energy Group, Inc	6,427
108	*	RigNet, Inc	2,117
1,897	*	Rowan Cos plc	26,691
829		RPC, Inc	15,063
8,163		Schlumberger Ltd	592,552
226	*	SEACOR Holdings, Inc	14,839
653	*	Tesco Corp	4,277
1,921		Tesoro Corp	153,123
1,777	*	Tetra Technologies, Inc	5,917
1,174		US Silica Holdings Inc	48,721
15,532	*	Weatherford International Ltd	89,620
1,288		Western Refining, Inc	44,423
1,069		World Fuel Services Corp	39,371
		TOTAL ENERGY	2,709,344

FOOD & STAPLES RETAILING - 0.6%
625		Casey’s General Stores, Inc	70,044
280	*	Chefs’ Warehouse Holdings, Inc	3,822
559	*	Performance Food Group Co	13,919
305		Pricesmart, Inc	26,520
563		Spartan Stores, Inc	20,718
2,034	*	Sprouts Farmers Market, Inc	45,379
776	*	United Natural Foods, Inc	32,227
129		Weis Markets, Inc	7,458
4,844		Whole Foods Market, Inc	176,176
		TOTAL FOOD & STAPLES RETAILING	396,263

FOOD, BEVERAGE & TOBACCO - 5.0%
304	*	Amplify Snack Brands, Inc	2,736
1,855		Bunge Ltd	146,601
299		Campbell Soup Co	17,204
18,044		Coca-Cola Co	778,599
144	*	Darling International, Inc	2,179
2,983		Dr Pepper Snapple Group, Inc	273,392
309	*	Freshpet, Inc	3,631
88

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

5,138		General Mills, Inc	$295,486
3,619		Hormel Foods Corp	126,955
550		Kellogg Co	39,050
5,142		Kraft Heinz Co	464,785
351	*	Landec Corp	4,826
100		Mead Johnson Nutrition Co	8,872
10,330		Mondelez International, Inc	465,160
288		Omega Protein Corp	5,803
6,749		PepsiCo, Inc	764,527
81	*	Seneca Foods Corp	3,013
		TOTAL FOOD, BEVERAGE & TOBACCO	3,402,819

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
208	*	Abiomed, Inc	27,107
1,028	*	Acadia Healthcare Co, Inc	44,800
407		Aceto Corp	6,451
1,307	*	Alere, Inc	64,265
1,932	*	Allscripts Healthcare Solutions, Inc	23,126
42	*	Amedisys, Inc	2,276
2,421		AmerisourceBergen Corp	198,643
43	*	AMN Healthcare Services, Inc	1,757
332	*	Angiodynamics, Inc	5,153
1,764		Anthem, Inc	313,798
556	*	athenahealth, Inc	54,494
2,412		Becton Dickinson & Co	450,972
2,635	*	Brookdale Senior Living, Inc	34,229
3,658		Cardinal Health, Inc	265,534
759	*	Centene Corp	56,470
2,282		Cigna Corp	356,836
162		Computer Programs & Systems, Inc	4,447
423	*	Cross Country Healthcare, Inc	5,909
5,186		Danaher Corp	432,149
1,654		Dentsply Sirona, Inc	104,599
641	*	Diplomat Pharmacy, Inc	10,000
2,380	*	Edwards Lifesciences Corp	261,015
1,700	*	Envision Healthcare Corp	95,251
570	*	GenMark Diagnostics, Inc	7,307
295		Healthsouth Corp	13,835
63	*	Henry Schein, Inc	10,949
3,700	*	Hologic, Inc	167,055
931		Humana, Inc	206,663
438	*	Integer Holding Corp	16,096
1,097		Kindred Healthcare, Inc	10,531
664	*	Laboratory Corp of America Holdings	93,060
198	*	LHC Group, Inc	10,712
528	*	LifePoint Hospitals, Inc	32,815
20	*	Merit Medical Systems, Inc	674
479	*	Omnicell, Inc	19,831
765	*	OraSure Technologies, Inc	10,029
373	*	PharMerica Corp	8,803
171	*	Providence Service Corp	7,524
118	*	Quality Systems, Inc	1,683
610		Quest Diagnostics, Inc	64,361
89

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

124	*	Quidel Corp	$2,997
110		Resmed, Inc	7,479
241	*	Staar Surgical Co	2,506
294	*	Teladoc, Inc	7,291
61	*	Varian Medical Systems, Inc	5,535
84	*	VCA Antech, Inc	7,692
335	*	Vocera Communications, Inc	8,496
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,543,205

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
14		Clorox Co	1,872
4,516		Colgate-Palmolive Co	325,333
1,704		Kimberly-Clark Corp	221,094
96		Natural Health Trends Corp	2,753
10,541		Procter & Gamble Co	920,545
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,471,597

INSURANCE - 4.4%
1,192		Aflac, Inc	89,257
4,796		Allstate Corp	389,867
7,220		American International Group, Inc	439,770
3,471		Chubb Ltd	476,395
2,641	*	Genworth Financial, Inc (Class A)	10,670
1,597		Hartford Financial Services Group, Inc	77,231
4,118		Loews Corp	191,981
4,501		Marsh & McLennan Cos, Inc	333,659
2,863		Progressive Corp	113,718
3,985		Prudential Financial, Inc	426,514
2,782		Travelers Cos, Inc	338,458
1,109		XL Group Ltd	46,412
		TOTAL INSURANCE	2,933,932

MATERIALS - 3.7%
1,654		Albemarle Corp	180,137
2,356	*	Axalta Coating Systems Ltd	73,908
1,313		Ball Corp	100,957
554	*	Boise Cascade Co	16,897
1,276		Celanese Corp (Series A)	111,063
535		Compass Minerals International, Inc	35,310
2,377		Eastman Chemical Co	189,566
3,011		Ecolab, Inc	388,690
856	*	Flotek Industries, Inc	10,281
962	*	GCP Applied Technologies, Inc	31,650
777		H.B. Fuller Co	41,049
138		Hawkins, Inc	7,052
1,086	*	Headwaters, Inc	25,803
264		International Flavors & Fragrances, Inc	36,588
1,224		International Paper Co	66,059
454	*	Kraton Polymers LLC	14,850
275		Materion Corp	10,464
488		Minerals Technologies, Inc	38,406
5,633		Mosaic Co	151,697
342		Myers Industries, Inc	5,575
90

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

665	*	Omnova Solutions, Inc	$6,317
1,481		PPG Industries, Inc	162,673
1,104		Reliance Steel & Aluminum Co	87,017
1,046		Royal Gold, Inc	73,931
361		Schnitzer Steel Industries, Inc (Class A)	6,823
726		Scotts Miracle-Gro Co (Class A)	70,132
2,410		Sealed Air Corp	106,088
922		Sherwin-Williams Co	308,575
1,928	*	Stillwater Mining Co	34,665
430		Trinseo S.A.	28,552
215	*	US Concrete, Inc	13,330
727		WestRock Co	38,938
705	*	Worthington Industries, Inc	30,667
		TOTAL MATERIALS	2,503,710

MEDIA - 3.3%
1,503	*	Charter Communications, Inc	518,775
506		Clear Channel Outdoor Holdings, Inc (Class A)	2,606
2,377	*	Discovery Communications, Inc (Class A)	68,410
3,236	*	Discovery Communications, Inc (Class C)	90,543
943		Entravision Communications Corp (Class A)	5,847
1,400		Gannett Co, Inc	11,704
1,003	*	Gray Television, Inc	14,694
1,208		Scripps Networks Interactive (Class A)	90,262
983		Sinclair Broadcast Group, Inc (Class A)	38,779
5,243		Time Warner, Inc	520,473
7,244		Walt Disney Co	837,406
		TOTAL MEDIA	2,199,499

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
1,169	*	Akorn, Inc	39,103
1,124	*	Alexion Pharmaceuticals, Inc	143,625
3,202		Amgen, Inc	522,951
748	*	Biogen Idec, Inc	202,865
9,827		Bristol-Myers Squibb Co	550,803
4,451	*	Celgene Corp	552,146
573	*	Cempra, Inc	2,464
845	*	Depomed, Inc	10,131
5,581		Gilead Sciences, Inc	382,578
24	*	Inovio Pharmaceuticals, Inc	151
350	*	Intersect ENT, Inc	6,650
435	*	Intra-Cellular Therapies, Inc	6,012
10,055		Johnson & Johnson	1,241,491
12,721		Merck & Co, Inc	792,900
1,634	*	Nektar Therapeutics	30,997
31	*	Prothena Corp plc	1,678
221	*	Quintiles Transnational Holdings, Inc	18,626
241	*	Revance Therapeutics, Inc	5,242
907	*	Sangamo Biosciences, Inc	4,354
224	*	Sucampo Pharmaceuticals, Inc (Class A)	2,274
138	*	TESARO, Inc	20,367
616	*	Theravance Biopharma, Inc	24,843
2,837		Thermo Fisher Scientific, Inc	469,041
91

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

324	*	Ultragenyx Pharmaceutical, Inc	$20,862
773	*	Vertex Pharmaceuticals, Inc	91,446
6,404		Zoetis, Inc	359,328
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,502,928

REAL ESTATE - 4.7%
164	*	Altisource Portfolio Solutions S.A.	3,623
187		American Campus Communities, Inc	8,862
3,672		American Tower Corp	462,452
821		AvalonBay Communities, Inc	155,859
3,125		Crown Castle International Corp	295,625
1,327		Digital Realty Trust, Inc	152,393
519		Equinix, Inc	216,786
3,251		Equity Residential	209,949
2,232		Forest City Realty Trust, Inc	50,443
768		HCP, Inc	24,077
352		Host Marriott Corp	6,318
364	*	iStar Financial, Inc	4,452
1,014		Kennedy-Wilson Holdings, Inc	20,686
292		Mid-America Apartment Communities, Inc	28,969
5,690		Prologis, Inc	309,593
1,028	*	SBA Communications Corp	130,032
2,024		Senior Housing Properties Trust	43,556
2,346		Simon Property Group, Inc	387,700
58		SL Green Realty Corp	6,086
1,831		UDR, Inc	68,369
4,526		Ventas, Inc	289,709
293		Vornado Realty Trust	28,198
4,090		Welltower, Inc	292,190
		TOTAL REAL ESTATE	3,195,927

RETAILING - 3.8%
304	*	1-800-FLOWERS.COM, Inc (Class A)	3,268
440	*	AutoZone, Inc	304,564
2,413		Best Buy Co, Inc	125,018
246		Big 5 Sporting Goods Corp	3,788
756	*	Cabela’s, Inc	41,278
734	*	Carmax, Inc	42,939
3,556		Dollar General Corp	258,557
1,569	*	Etsy, Inc	16,882
200		Foot Locker, Inc	15,468
241	*	FTD Cos, Inc	4,820
989		GNC Holdings, Inc	7,694
5,452	*	Groupon, Inc	21,372
275		Haverty Furniture Cos, Inc	6,779
480		HSN, Inc	17,712
207		Kirkland’s, Inc	2,434
2,173		Kohl’s Corp	84,812
238	*	Lands’ End, Inc	5,617
1,456	*	LKQ Corp	45,485
6,087		Lowe’s Companies, Inc	516,665
307	*	MarineMax, Inc	6,247
3,342	*	NetFlix, Inc	508,652
92

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

444		Nutri/System, Inc	$23,732
6,001		Office Depot, Inc	29,825
146	*	Overstock.com, Inc	2,533
296		PetMed Express, Inc	6,838
1,100		Pier 1 Imports, Inc	7,414
3,492		Ross Stores, Inc	226,980
536	*	Shutterfly, Inc	27,818
413		Stein Mart, Inc	1,020
427	*	Ulta Beauty, Inc	120,175
361	*	Vitamin Shoppe, Inc	6,967
476	*	Wayfair, Inc	21,758
1,271		Williams-Sonoma, Inc	68,698
32		Winmark Corp	4,131
		TOTAL RETAILING	2,587,940

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
1,176		Analog Devices, Inc	89,611
10,884		Applied Materials, Inc	441,999
67		Brooks Automation, Inc	1,692
21,622		Intel Corp	781,636
407		Lam Research Corp	58,954
653		Microchip Technology, Inc	49,354
3,031		Nvidia Corp	316,133
1,272	*	ON Semiconductor Corp	18,037
519		Skyworks Solutions, Inc	51,765
756	*	SunPower Corp	5,247
6,449		Texas Instruments, Inc	510,632
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,325,060

SOFTWARE & SERVICES - 13.3%
4,421		Accenture plc	536,267
978	*	Alphabet, Inc (Class A)	904,181
990	*	Alphabet, Inc (Class C)	896,900
565	*	Angie’s List, Inc	3,322
930	*	Autodesk, Inc	83,765
4,181		Automatic Data Processing, Inc	436,873
365	*	Black Knight Financial Services, Inc	15,111
1,624		Booz Allen Hamilton Holding Co	58,350
80	*	Cardtronics plc	3,326
428	*	Cimpress NV	35,130
6,220	*	Cognizant Technology Solutions Corp (Class A)	374,631
1,287		Convergys Corp	28,970
1,540		CSRA, Inc	44,783
634	*	DHI Group, Inc	2,441
304	*	Euronet Worldwide, Inc	25,117
1,463	*	Glu Mobile, Inc	3,380
4,402		International Business Machines Corp	705,597
1,754		Intuit, Inc	219,618
669		j2 Global, Inc	60,371
599		Jack Henry & Associates, Inc	58,055
755		LogMeIn, Inc	85,315
5,422		MasterCard, Inc (Class A)	630,687
25,218	d	Microsoft Corp	1,726,424
93

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

809	*	NeuStar, Inc (Class A)	$26,859
294	*	New Relic, Inc	11,754
15,258		Oracle Corp	686,000
431	*	Perficient, Inc	7,508
898	*	Quotient Technology, Inc	9,788
540	*	RetailMeNot, Inc	6,264
5,411	*	salesforce.com, Inc	465,995
867	*	ServiceSource International LLC	3,260
217	*	SPS Commerce, Inc	11,992
4,480		Symantec Corp	141,702
516		Syntel, Inc	9,087
1,301	*	Teradata Corp	37,963
323		TiVo Corp	6,379
1,726		Travelport Worldwide Ltd	22,732
533	*	Website Pros, Inc	10,287
1,750		Western Union Co	34,755
80	*	WEX, Inc	8,117
1,495	*	Workday, Inc	130,663
9,002	*	Yahoo!, Inc	433,986
		TOTAL SOFTWARE & SERVICES	9,003,705

TECHNOLOGY HARDWARE & EQUIPMENT - 4.3%
420	*	Anixter International, Inc	34,251
246		Badger Meter, Inc	9,778
595		Belden CDT, Inc	41,471
762	*	Benchmark Electronics, Inc	24,155
23,378		Cisco Systems, Inc	796,489
1,239		Cognex Corp	105,736
373	*	Coherent, Inc	80,419
292		Comtech Telecommunications Corp	4,091
12,416		Corning, Inc	358,202
564	*	Cray, Inc	10,096
425		CTS Corp	9,392
569		Daktronics, Inc	5,383
815		Dolby Laboratories, Inc (Class A)	42,975
535	*	Fabrinet	18,548
261	*	FARO Technologies, Inc	9,566
13,893		Hewlett Packard Enterprise Co	258,827
17,049		HP, Inc	320,862
565	*	Insight Enterprises, Inc	23,787
334	*	IPG Photonics Corp	42,191
514	*	Itron, Inc	33,333
2,941		Jabil Circuit, Inc	85,348
867	*	Keysight Technologies, Inc	32,452
424	*	Kimball Electronics, Inc	7,314
247		Littelfuse, Inc	38,075
153	*	Lumentum Holdings, Inc	6,541
480		Methode Electronics, Inc	21,384
585		Motorola, Inc	50,292
461	*	Novanta, Inc	12,931
51	*	OSI Systems, Inc	3,947
513	*	Plexus Corp	26,671
241	*	Rogers Corp	24,809
94

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

540	*	Sanmina Corp	$20,115
360	*	Scansource, Inc	14,220
644	*	Sonus Networks, Inc	4,946
563	*	Super Micro Computer, Inc	13,737
393		SYNNEX Corp	42,613
497	*	Tech Data Corp	47,538
1,554	*	Trimble Navigation Ltd	55,058
1,113	*	TTM Technologies, Inc	18,620
594		Universal Display Corp	53,074
724		Vishay Intertechnology, Inc	11,837
15,150		Xerox Corp	108,929
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,930,003

TELECOMMUNICATION SERVICES - 2.1%
532	*	Boingo Wireless, Inc	7,602
7,151		CenturyLink, Inc	183,566
338	*	Fairpoint Communications, Inc	5,763
10,202		Frontier Communications Corp	19,180
401	*	General Communication, Inc (Class A)	15,014
2,791	*	Globalstar, Inc	5,331
232		IDT Corp (Class B)	3,524
1,290	*	Iridium Communications, Inc	13,674
3,095	*	Level 3 Communications, Inc	188,052
277	*	Lumos Networks Corp	4,961
676		Shenandoah Telecom Co	21,632
11,718	*	Sprint Corp	105,814
17,936		Verizon Communications, Inc	823,442
1,420		Windstream Holdings, Inc	7,838
		TOTAL TELECOMMUNICATION SERVICES	1,405,393

TRANSPORTATION - 2.4%
314		Arkansas Best Corp	8,305
1,117	*	Avis Budget Group, Inc	34,069
5,580		CSX Corp	283,687
1,017	*	Hertz Global Holdings, Inc	16,770
571		Kansas City Southern Industries, Inc	51,430
1,693		Norfolk Southern Corp	198,911
4,662		Union Pacific Corp	521,958
4,729		United Parcel Service, Inc (Class B)	508,178
431	*	YRC Worldwide, Inc	4,594
		TOTAL TRANSPORTATION	1,627,902

UTILITIES - 3.4%
2,809		American Water Works Co, Inc	224,046
2,682		Aqua America, Inc	88,747
6,946		Centerpoint Energy, Inc	198,169
4,913		Consolidated Edison, Inc	389,503
4,897		Edison International	391,613
5,112		Eversource Energy	303,653
1,287		New Jersey Resources Corp	51,930
538		Ormat Technologies, Inc	31,774
609		Pattern Energy Group, Inc	13,410
3,562		Sempra Energy	402,577
95

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY			VALUE

756		Southwest Gas Corp			$63,323
619		Spire, Inc			42,432
1,177		TerraForm Global, Inc			5,591
1,293		TerraForm Power, Inc			16,279
738		WGL Holdings, Inc			60,856
		TOTAL UTILITIES			2,283,903

		TOTAL COMMON STOCKS			66,415,979
		(Cost $58,360,066)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.0%

GOVERNMENT AGENCY DEBT - 1.0%
$650,000	d	Federal Home Loan Bank (FHLB)	0.680%	05/01/17	650,000
		TOTAL GOVERNMENT AGENCY DEBT			650,000

		TOTAL SHORT-TERM INVESTMENTS			650,000
		(Cost $650,000)
		TOTAL INVESTMENTS - 99.1%			67,065,979
		(Cost $59,010,066)
		OTHER ASSETS & LIABILITIES, NET - 0.9%			654,063
		NET ASSETS - 100.0%			$67,720,042

*	Non-income producing
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
m	Indicates a security that has been deemed illiquid.
96

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 92.3%

ARGENTINA - 3.3%
841,337	*	Adecoagro S.A.	$9,330,427
233,437	*,e	Pampa Energia S.A. (ADR)	12,731,654
651,148		YPF S.A. (ADR) (Class D)	16,819,153
		TOTAL ARGENTINA	38,881,234

BRAZIL - 9.9%
1,747,135		Banco Itau Holding Financeira S.A.	21,610,410
1,263,400		Cia Brasileira de Distribuicao Grupo Pao de Acucar	28,559,396
3,802,800		Cyrela Brazil Realty S.A.	15,814,798
640,700		Localiza Rent A Car	9,547,773
2,808,600	*	Petroleo Brasileiro S.A. (Preference)	12,361,539
8,341,900		Via Varejo S.A.	31,301,343
		TOTAL BRAZIL	119,195,259

CHILE - 2.6%
2,706,900		Centros Comerciales Sudamericanos S.A.	7,710,592
1,306,515,051		Corpbanca S.A.	11,911,102
1,323,399		SACI Falabella	10,582,155
		TOTAL CHILE	30,203,849

CHINA - 17.4%
624,354	*	Alibaba Group Holding Ltd (ADR)	72,112,887
159,507	*	Baidu, Inc (ADR)	28,747,947
50,534,000		Bank of China Ltd	24,443,933
8,978,000	*,e,m	China Animal Healthcare Ltd	11,542
27,401,000		China Dongxiang Group Co	5,211,176
3,297,600	*	China Insurance International Holdings Co Ltd	8,210,249
4,784,000		China Overseas Land & Investment Ltd	13,876,409
6,751,534		Chongqing Changan Automobile Co Ltd	8,939,077
20,291,034		Industrial & Commercial Bank of China	13,227,028
605,000		Tencent Holdings Ltd	18,956,659
830,400	*,e	ZTO Express Cayman, Inc (ADR)	11,567,472
		TOTAL CHINA	205,304,379

COLOMBIA - 2.2%
2,949,600		Almacenes Exito S.A.	15,279,369
284,500		BanColombia S.A. (ADR)	11,234,905
		TOTAL COLOMBIA	26,514,274

HONG KONG - 4.9%
22,290	*,m	Asia Pacific Investment Partners Limited	144,874
621,536	*,e,m	China Metal Recycling Holdings Ltd	799
2,445,017		Melco Crown Entertainment Ltd (ADR)	53,668,123
97

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

22,290	*,m	Mongolian Metals Corporation	$0
17,336,000	*,e	Summit Ascent Holdings Ltd	4,472,915
		TOTAL HONG KONG	58,286,711

INDIA - 8.7%
322,190		HDFC Bank Ltd	7,732,020
943,800		Indiabulls Housing Finance Ltd	14,905,461
6,309,213	*	Jain Irrigation Systems Ltd	10,996,886
495,800		Larsen & Toubro Ltd	13,480,739
35,932	*	MakeMyTrip Ltd	1,379,789
1,544,501	*	Phoenix Mills Ltd	9,950,882
1,661,400	*	Reliance Industries Ltd	36,005,305
747,573	*	Vakrangee Ltd	3,973,080
638,244	*,e	Yatra Online, Inc	5,827,167
		TOTAL INDIA	104,251,329

INDONESIA - 0.8%
154,171,500		PT Lippo Karawaci Tbk	9,131,363
		TOTAL INDONESIA	9,131,363

ITALY - 1.3%
3,296,900		Prada S.p.A	15,429,977
		TOTAL ITALY	15,429,977

JAPAN - 1.0%
44,500		Nintendo Co Ltd	11,261,410
		TOTAL JAPAN	11,261,410

KOREA, REPUBLIC OF - 9.2%
98,893		GLOVIS Co Ltd	12,593,909
42,991		Loen Entertainment, Inc	3,320,950
13,699		Orion Corp	8,130,063
54,400		POSCO	12,842,910
36,839		Samsung Electronics Co Ltd	72,220,181
		TOTAL KOREA, REPUBLIC OF	109,108,013

MACAU - 1.0%
5,600,100	*	Wynn Macau Ltd	12,275,697
		TOTAL MACAU	12,275,697

MEXICO - 1.8%
2,046,353		Alsea SAB de C.V.	7,271,115
7,831,000	*	Becle SAB de C.V.	13,103,491
1,070,022	m	Servicios Corporativos Javer SAPI de C.V.	954,907
		TOTAL MEXICO	21,329,513

PHILIPPINES - 1.9%
37,343,600		Alliance Global Group, Inc	11,062,311
77,670,600	*	Melco Crown Philippines Resorts Corp	11,448,008
		TOTAL PHILIPPINES	22,510,319
98

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

RUSSIA - 3.7%
2,683,957		Sberbank of Russian Federation (ADR)	$31,997,644
345,344	*	X 5 Retail Group NV (GDR)	12,173,376
		TOTAL RUSSIA	44,171,020

SOUTH AFRICA - 5.9%
4,838,100		Gold Fields Ltd	15,856,924
285,317		Naspers Ltd (N Shares)	54,253,448
		TOTAL SOUTH AFRICA	70,110,372

SRI LANKA - 1.1%
11,956,700		John Keells Holdings plc	12,630,979
		TOTAL SRI LANKA	12,630,979

TAIWAN - 9.4%
28,604,205		Advanced Semiconductor Engineering, Inc	35,849,316
9,754,900		Hon Hai Precision Industry Co, Ltd	31,929,362
83,000		Largan Precision Co Ltd	13,783,765
272,700		Silicon Motion Technology Corp (ADR)	13,239,585
2,617,100		Taiwan Semiconductor Manufacturing Co Ltd	16,859,082
		TOTAL TAIWAN	111,661,110

UNITED ARAB EMIRATES - 0.8%
438,800		DP World Ltd	8,969,072
		TOTAL UNITED ARAB EMIRATES	8,969,072

UNITED KINGDOM - 0.9%
276,100		Rio Tinto plc	10,892,199
		TOTAL UNITED KINGDOM	10,892,199

UNITED STATES - 1.5%
537,200	*	Yum China Holdings, Inc	18,329,264
		TOTAL UNITED STATES	18,329,264

URUGUAY - 3.0%
4,308,481	*	Arcos Dorados Holdings, Inc	35,329,544
		TOTAL URUGUAY	35,329,544

		TOTAL COMMON STOCKS	1,095,776,887
		(Cost $922,404,743)

PREFERRED STOCKS - 1.1%

BRAZIL - 1.1%
4,281,200		ITAUSA Investimentos Itau PR	13,339,761
		TOTAL BRAZIL	13,339,761

PHILIPPINES - 0.0%
1,721,900	*,m	Ayala Land, Inc (Preferred B)	3,446
		TOTAL PHILIPPINES	3,446

		TOTAL PREFERRED STOCKS	13,343,207
		(Cost $10,668,755)
99

TIAA-CREF FUNDS - Emerging Markets Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 3.5%

GOVERNMENT AGENCY DEBT - 1.1%
$13,300,000		Federal Home Loan Bank (FHLB)	0.680%	05/01/17	$13,300,000
		TOTAL GOVERNMENT AGENCY DEBT			13,300,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.4%
28,122,231	c	State Street Navigator Securities Lending Government Money Market Portfolio			28,122,231
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			28,122,231

		TOTAL SHORT-TERM INVESTMENTS			41,422,231
		(Cost $41,422,231)
		TOTAL INVESTMENTS - 96.9%			1,150,542,325
		(Cost $974,495,729)
		OTHER ASSETS & LIABILITIES, NET - 3.1%			36,639,694
		NET ASSETS - 100.0%			$1,187,182,019

Abbreviation(s):
ADR American Depositary Receipt
GDR Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $25,939,441.
m	Indicates a security that has been deemed illiquid.
100

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2017

		% OF
SECTOR	VALUE	NET ASSETS
INFORMATION TECHNOLOGY	$318,933,273	26.9%
CONSUMER DISCRETIONARY	291,336,540	24.5
FINANCIALS	158,757,386	13.4
INDUSTRIALS	95,322,056	8.0
CONSUMER STAPLES	94,286,714	7.9
ENERGY	65,185,997	5.5
MATERIALS	39,592,832	3.3
REAL ESTATE	32,962,100	2.8
UTILITIES	12,731,654	1.1
HEALTH CARE	11,542	0.0
SHORT-TERM INVESTMENTS	41,422,231	3.5
OTHER ASSETS & LIABILITIES, NET	36,639,694	3.1

NET ASSETS	$1,187,182,019	100.0%

101

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

AUSTRALIA - 7.1%
219,002		AGL Energy Ltd	$4,384,603
771,174		Aristocrat Leisure Ltd	11,332,917
35,454		Australia & New Zealand Banking Group Ltd	867,878
128,930		Australian Stock Exchange Ltd	4,887,699
201,025		BHP Billiton Ltd	3,579,036
140,838		Boral Ltd	649,199
266,385		Caltex Australia Ltd	5,946,053
199,779		CIMIC Group Ltd	5,536,444
239,755		Coca-Cola Amatil Ltd	1,680,302
6,123		Cochlear Ltd	640,958
91,981		Commonwealth Bank of Australia	6,007,638
71,903		Computershare Ltd	792,663
40,158		CSL Ltd	3,982,069
2,054,496		Fortescue Metals Group Ltd	8,143,305
227,213		Macquarie Group Ltd	15,783,764
544,364		Medibank Pvt Ltd	1,185,059
70,786		Mirvac Group	120,230
6,812		National Australia Bank Ltd	172,903
114,124		Newcrest Mining Ltd	1,830,929
603,274		Qantas Airways Ltd	1,912,298
57,040		Ramsay Health Care Ltd	3,058,603
1,805,037		Scentre Group	5,823,955
1,595,133		South32 Ltd	3,305,589
2,113,059		Telstra Corp Ltd	6,676,356
830,263		Westpac Banking Corp	21,765,143
		TOTAL AUSTRALIA	120,065,593

AUSTRIA - 0.6%
39,649		Erste Bank der Oesterreichischen Sparkassen AG.	1,419,585
77,055	*,e,m	Immoeast AG.	0
176,611		OMV AG.	8,134,898
		TOTAL AUSTRIA	9,554,483

BELGIUM - 0.8%
21,239		Anheuser-Busch InBev S.A.	2,395,129
288,121	e	Proximus plc	8,811,871
21,970		UCB S.A.	1,714,736
		TOTAL BELGIUM	12,921,736

DENMARK - 1.5%
17,708		Danske Bank AS	643,837
174,923		Novo Nordisk AS	6,810,951
221,570		Vestas Wind Systems AS	19,065,331
		TOTAL DENMARK	26,520,119
102

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

FINLAND - 1.4%
144,590		Neste Oil Oyj	$5,891,925
631,613		UPM-Kymmene Oyj	16,640,900
		TOTAL FINLAND	22,532,825

FRANCE - 10.8%
125,058		Atos Origin S.A.	16,380,750
378,365		BNP Paribas	26,703,936
174,045	*,e	Bouygues S.A.	7,315,785
145,111		Cap Gemini S.A.	14,528,797
82,897	e	CNP Assurances	1,731,616
1,129,018		Credit Agricole S.A.	16,792,824
488,507		France Telecom S.A.	7,560,787
2,093	e	L’Oreal S.A.	416,820
155,584		Michelin (C.G.D.E.) (Class B)	20,350,550
691,269	*	Peugeot S.A.	14,492,874
292,501		Sanofi-Aventis	27,639,526
79,525		SCOR SE	3,145,767
123,292		Total S.A.	6,328,972
248,356		Valeo S.A.	17,871,714
		TOTAL FRANCE	181,260,718

GERMANY - 9.5%
12,866		Allianz AG.	2,449,398
206,927		BASF SE	20,158,607
209,578		Bayer AG.	25,931,728
35,371		Continental AG.	7,923,007
164,032	g	Covestro AG.	12,783,234
273,810		Daimler AG. (Registered)	20,402,756
175,754		Deutsche Annington Immobilien SE	6,363,029
385,223		Deutsche Telekom AG.	6,757,117
23,080		Deutsche Wohnen AG.	789,187
66,030		Hannover Rueckversicherung AG.	7,921,233
117,933		SAP AG.	11,812,872
317,870	*	Schaeffler AG.	5,482,479
211,498		Siemens AG.	30,337,880
68,735		TUI AG. (DI)	999,963
		TOTAL GERMANY	160,112,490

HONG KONG - 3.5%
275,175		AIA Group Ltd	1,904,606
2,285,665		BOC Hong Kong Holdings Ltd	9,393,022
784,000		Cheung Kong Property Holdings Ltd	5,612,820
559,340		CK Hutchison Holdings Ltd	6,984,638
582,500		CLP Holdings Ltd	6,143,167
58,000		Jardine Matheson Holdings Ltd	3,732,466
988,000		Sun Hung Kai Properties Ltd	14,805,178
9,814,500	g	WH Group Ltd	8,756,034
123,000		Wharf Holdings Ltd	1,048,702
44,000		Wheelock & Co Ltd	342,734
		TOTAL HONG KONG	58,723,367
103

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

IRELAND - 0.3%
1,692,433	*	Bank of Ireland	$426,048
131,526		CRH plc	4,790,715
2,955	*	Ryanair Holdings plc (ADR)	271,653
		TOTAL IRELAND	5,488,416

ISRAEL - 0.3%
40,755		Azrieli Group	2,167,898
224,103		Bank Hapoalim Ltd	1,397,576
16,096	*	Check Point Software Technologies	1,674,145
		TOTAL ISRAEL	5,239,619

ITALY - 2.0%
275,371		Assicurazioni Generali S.p.A.	4,361,880
2,472,550		Banca Intesa S.p.A. RSP	6,770,056
2,692,631		Enel S.p.A.	12,801,261
15,410		Ferrari NV	1,159,236
167,426		Mediobanca S.p.A.	1,610,062
9,301,662		Telecom Italia RSP	6,638,205
		TOTAL ITALY	33,340,700

JAPAN - 22.6%
21,700		Aisin Seiki Co Ltd	1,062,804
106,400		Amada Co Ltd	1,265,024
1,025,000		Aozora Bank Ltd	3,734,804
520,000		Asahi Glass Co Ltd	4,505,568
372,133		Astellas Pharma, Inc	4,907,359
48,600		Bridgestone Corp	2,027,167
400,000		Brother Industries Ltd	8,230,246
446,900		Canon, Inc	14,831,706
60,100		Coca-Cola West Japan Co Ltd	1,792,025
152,413		Concordia Financial Group Ltd	701,069
38,700		Daikin Industries Ltd	3,762,550
6,300		Daito Trust Construction Co Ltd	927,064
367,300		Daiwa House Industry Co Ltd	10,919,448
77,000		Hitachi High-Technologies Corp	3,073,771
225,100		Honda Motor Co Ltd	6,551,683
976,700		Itochu Corp	13,820,276
739,700		Japan Post Bank Co Ltd	9,213,068
282,000		Japan Tobacco, Inc	9,383,759
260,500		JSR Corp	4,760,789
813,200		JX Holdings, Inc	3,669,184
632,000		Kajima Corp	4,291,417
134,500	*	Kansai Electric Power Co, Inc	1,817,656
13,500		Kao Corp	744,979
174,700		KDDI Corp	4,632,004
789,900		Kirin Brewery Co Ltd	15,377,560
151,000		Koito Manufacturing Co Ltd	7,802,629
570,135	e	Kyushu Electric Power Co, Inc	6,149,960
115,800		Mediceo Paltac Holdings Co Ltd	1,918,572
487,600		Mitsubishi Chemical Holdings Corp	3,816,536
881,785		Mitsubishi Corp	19,028,988
104

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

298,325		Mitsubishi Gas Chemical Co, Inc	$6,379,128
1,413,700		Mitsubishi UFJ Financial Group, Inc	8,958,042
552,000		Mitsui Chemicals, Inc	2,824,416
66,000		Mitsui Fudosan Co Ltd	1,452,149
427,800		Mitsui Sumitomo Insurance Group Holdings, Inc	13,948,021
36,800		Murata Manufacturing Co Ltd	4,943,178
554,800		NGK Spark Plug Co Ltd	12,032,162
312,800		Nippon Telegraph & Telephone Corp	13,405,241
1,122,200		Nissan Motor Co Ltd	10,689,594
1,715		Nomura Real Estate Master Fund, Inc	2,471,858
97,972		NTT DoCoMo, Inc	2,370,635
1,085,855		Obayashi Corp	10,542,434
86,876		Pola Orbis Holdings, Inc	2,006,211
33,900		Recruit Holdings Co Ltd	1,713,385
155,400		SBI Holdings, Inc	2,155,733
359,800		Seibu Holdings, Inc	6,285,709
814,300		Sekisui House Ltd	13,526,992
3,600		Shimamura Co Ltd	492,702
83,800		Shin-Etsu Chemical Co Ltd	7,283,697
274,100		Shionogi & Co Ltd	14,115,560
10,700		Softbank Corp	811,624
276,800		Sumitomo Corp	3,698,970
255,291		Suzuki Motor Corp	10,671,915
73,900		Sysmex Corp	4,501,072
844,000		Taisei Corp	6,435,833
50,000		Takeda Pharmaceutical Co Ltd	2,398,679
8,800		Tanabe Seiyaku Co Ltd	178,753
29,967		TDK Corp	1,856,621
304,300		Tokio Marine Holdings, Inc	12,830,371
26,600		Tokyo Electron Ltd	3,229,069
75,448		Tokyu Fudosan Holdings Corp	412,045
497,000	*,e	Toshiba Corp	1,002,533
50,700		Toyota Industries Corp	2,525,586
189,276		Toyota Motor Corp	10,243,760
163,500		Trend Micro, Inc	7,193,792
26,200		West Japan Railway Co	1,750,654
		TOTAL JAPAN	382,057,789

LUXEMBOURG - 0.0%
4,098		RTL Group	317,615
		TOTAL LUXEMBOURG	317,615

NETHERLANDS - 3.6%
4,785	e	ASML Holding NV	632,717
1,544,834		ING Groep NV	25,180,062
274,632		Randstad Holdings NV	16,372,993
540,249		Royal Dutch Shell plc (A Shares)	14,029,413
190,663		Royal Dutch Shell plc (B Shares)	5,072,962
		TOTAL NETHERLANDS	61,288,147

NEW ZEALAND - 0.1%
208,167		Ryman Healthcare Ltd	1,232,956
		TOTAL NEW ZEALAND	1,232,956
105

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

NORWAY - 1.0%
153,161		DNB NOR Holding ASA	$2,390,279
801,679		PAN Fish ASA	13,338,425
9,437		Schibsted ASA (B Shares)	211,358
		TOTAL NORWAY	15,940,062

PORTUGAL - 0.3%
305,813	e	Jeronimo Martins SGPS S.A.	5,611,966
		TOTAL PORTUGAL	5,611,966

SINGAPORE - 1.3%
821,096		CapitaLand Ltd	2,206,238
1,245,610		DBS Group Holdings Ltd	17,202,372
342,900		Singapore Exchange Ltd	1,816,995
622,800		Singapore Technologies Engineering Ltd	1,689,471
		TOTAL SINGAPORE	22,915,076

SOUTH AFRICA - 0.7%
429,275		Mondi plc	11,105,956
		TOTAL SOUTH AFRICA	11,105,956

SPAIN - 3.6%
79,422		ACS Actividades Construccion y Servicios S.A.	2,942,629
80,464	g	Aena S.A.	14,186,794
491,580	e	Banco Santander S.A.	3,203,588
3,465,399		CaixaBank S.A.	15,734,439
531,557		Endesa S.A.	12,519,837
41,574	e	Industria De Diseno Textil S.A.	1,593,165
745,989		Repsol YPF S.A.	11,774,194
		TOTAL SPAIN	61,954,646

SWEDEN - 2.5%
264,588		Atlas Copco AB (A Shares)	9,883,696
49,672	e	Hexagon AB (B Shares)	2,161,767
157,187		ICA Gruppen AB	5,364,190
196,284		Industrivarden AB	4,564,548
58,471		Investor AB (B Shares)	2,671,619
1,156,433		Nordea Bank AB	14,222,753
167,039		Swedbank AB (A Shares)	3,958,829
		TOTAL SWEDEN	42,827,402

SWITZERLAND - 9.0%
203,901		Adecco S.A.	15,150,213
2,359,752	*	Glencore Xstrata plc	9,274,151
168,266		Holcim Ltd	9,542,098
1,496		Lindt & Spruengli AG.	8,412,181
16,370	*	Lonza Group AG.	3,349,465
594,345		Nestle S.A.	45,776,726
170,214		Novartis AG.	13,103,936
231	*,e	Partners Group	139,641
114,378		Roche Holding AG.	29,928,637
106

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

97,474		Swiss Re Ltd	$8,478,220
106,619		Wolseley plc	6,776,394
10,094		Zurich Financial Services AG.	2,793,396
		TOTAL SWITZERLAND	152,725,058

UNITED KINGDOM - 15.3%
1,011,570		3i Group plc	10,395,930
560,739		Ashtead Group plc	11,829,309
114,812		AstraZeneca plc (ADR)	3,473,063
215,721		BAE Systems plc	1,752,080
857,677		Barratt Developments plc	6,435,665
203,449		Berkeley Group Holdings plc	8,580,962
603,793		BP plc (ADR)	20,722,176
462,429		British American Tobacco plc	31,243,220
211,841		BT Group plc	835,701
4,482,975		Centrica plc	11,487,390
26,846		Coca-Cola European Partners plc	1,015,873
68,464		Compass Group plc	1,382,342
144,673		Diageo plc	4,211,019
112,931	*	Fiat DaimlerChrysler Automobiles NV	1,282,727
1,312,613		GlaxoSmithKline plc	26,420,070
3,799,817		HSBC Holdings plc	31,334,496
105,513		International Consolidated Airlines Group S.A.	764,647
4,495,126		Legal & General Group plc	14,326,297
5,779,413		Lloyds TSB Group plc	5,192,947
267,746		New Carphone Warehouse plc	1,163,092
50,956		Reed Elsevier plc	1,033,118
22,650		Rio Tinto Ltd	1,025,404
71,683		Rio Tinto plc	2,827,908
271,708		Sage Group plc	2,358,452
39,451		Schroders plc	1,629,098
672,316		Segro plc	4,228,827
112,377		Smiths Group plc	2,388,961
51,569		Tate & Lyle plc	505,724
3,395,583		Taylor Wimpey plc	8,795,535
165,915		Unilever NV	8,691,530
325,157		Unilever plc	16,728,773
464,723		Vodafone Group plc (ADR)	12,171,095
576,151		WM Morrison Supermarkets plc	1,789,755
		TOTAL UNITED KINGDOM	258,023,186

UNITED STATES - 0.7%
170,000		iShares MSCI EAFE Index Fund	10,846,000
11,922	*	Mobileye NV	738,210
26,749	*	QIAGEN NV	801,326
		TOTAL UNITED STATES	12,385,536

		TOTAL COMMON STOCKS	1,664,145,461
		(Cost $1,474,174,489)
107

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.3%

GOVERNMENT AGENCY DEBT - 0.5%
$8,850,000		Federal Home Loan Bank (FHLB)	0.680%	05/01/17	$8,850,000
		TOTAL GOVERNMENT AGENCY DEBT			8,850,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
29,617,071	c	State Street Navigator Securities Lending Government Money Market Portfolio			29,617,071
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			29,617,071

		TOTAL SHORT-TERM INVESTMENTS			38,467,071
		(Cost $38,467,071)
		TOTAL INVESTMENTS - 100.8%			1,702,612,532
		(Cost $1,512,641,560)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%			(12,865,374)
		NET ASSETS - 100.0%			$1,689,747,158

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $28,162,310.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2017, the aggregate value of these securities amounted to $35,726,062 or 2.1% of net assets.
m	Indicates a security that has been deemed illiquid.
108

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2017

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$364,964,148	21.7%
INDUSTRIALS	236,997,023	14.0
CONSUMER DISCRETIONARY	208,438,067	12.3
CONSUMER STAPLES	185,242,203	11.0
HEALTH CARE	176,108,016	10.4
MATERIALS	130,721,597	7.7
INFORMATION TECHNOLOGY	94,438,757	5.6
ENERGY	81,569,777	4.8
TELECOMMUNICATION SERVICES	70,670,637	4.2
REAL ESTATE	59,691,361	3.5
UTILITIES	55,303,875	3.3
SHORT-TERM INVESTMENTS	38,467,071	2.3
OTHER ASSETS & LIABILITIES, NET	(12,865,374)	(0.8)

NET ASSETS	$1,689,747,158	100.0%
109

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS
GLOBAL NATURAL RESOURCES FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUSTRALIA - 7.6%
43,010		BHP Billiton Ltd	$765,747
63,591		BHP Billiton plc	969,457
93,838		Fortescue Metals Group Ltd	371,941
577,021		South32 Ltd	1,195,759
		TOTAL AUSTRALIA	3,302,904

CANADA - 21.6%
7,000		Agrium, Inc	657,002
34,637		Barrick Gold Corp (Canada)	579,038
27,096	*	Canadian Natural Resources Ltd (Canada)	863,070
152,186		Cenovus Energy, Inc (Toronto)	1,517,345
179,678		First Quantum Minerals Ltd	1,712,473
84,119	*	Kinross Gold Corp	292,711
34,407		Suncor Energy, Inc	1,078,298
130,473		Teck Cominco Ltd	2,706,857
		TOTAL CANADA	9,406,794

GERMANY - 3.9%
9,516		Linde AG.	1,709,915
		TOTAL GERMANY	1,709,915

INDIA - 0.1%
2,237	*	United Phosphorus Ltd	28,030
		TOTAL INDIA	28,030

LUXEMBOURG - 1.0%
56,688	*	ArcelorMittal	445,474
		TOTAL LUXEMBOURG	445,474

SWITZERLAND - 5.4%
600,236	*	Glencore Xstrata plc	2,359,010
		TOTAL SWITZERLAND	2,359,010

UNITED KINGDOM - 1.9%
21,413		Rio Tinto plc	844,747
		TOTAL UNITED KINGDOM	844,747

UNITED STATES - 57.8%
308,721	*	AK Steel Holding Corp	1,957,291
29,901		Archer Daniels Midland Co	1,367,971
4,956		Ashland Global Holdings, Inc	612,066
1,769	*	Berry Plastics Group, Inc	88,450
8,000		Bunge Ltd	632,240
110

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

20,977	*	Callon Petroleum Co	$248,368
643		CF Industries Holdings, Inc	17,194
5,442		Cimarex Energy Co	634,973
46,818	*	Cliffs Natural Resources, Inc	314,617
17,066	*	Concho Resources, Inc	2,161,580
34,980	*	Continental Resources, Inc	1,483,502
9,623	*	Diamondback Energy, Inc	960,760
20,695		EOG Resources, Inc	1,914,287
26,565		Exxon Mobil Corp	2,169,032
60,000	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	765,000
20,687	*	Matador Resources Co	448,494
34,000		Monsanto Co	3,964,740
65,133	*	Parsley Energy, Inc	1,940,312
2,921		Pioneer Natural Resources Co	505,304
4,662	*,e	Ramaco Resources, Inc	36,177
78,949	*	RSP Permian, Inc	3,004,009
		TOTAL UNITED STATES	25,226,367

		TOTAL COMMON STOCKS	43,323,241
		(Cost $38,435,519)

SHORT-TERM INVESTMENTS - 0.1%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
38,074	c	State Street Navigator Securities Lending Government Money Market Portfolio	38,074
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	38,074

		TOTAL SHORT-TERM INVESTMENTS	38,074
		(Cost $38,074)
		TOTAL INVESTMENTS - 99.4%	43,361,315
		(Cost $38,473,593)
		OTHER ASSETS & LIABILITIES, NET - 0.6%	267,001
		NET ASSETS - 100.0%	$43,628,316

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $35,812.
111

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS
GLOBAL NATURAL RESOURCES FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2017

		% OF
SECTOR	VALUE	NET ASSETS
MATERIALS	$22,393,696	51.3%
ENERGY	18,929,335	43.4
CONSUMER STAPLES	2,000,210	4.6
SHORT-TERM INVESTMENTS	38,074	0.1
OTHER ASSETS & LIABILITIES, NET	267,001	0.6

NET ASSETS	$43,628,316	100.0%
112

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUSTRALIA - 1.0%
2,697,133		BHP Billiton Ltd	$48,019,577
		TOTAL AUSTRALIA	48,019,577

BRAZIL - 0.2%
2,164,570		Kroton Educacional S.A.	10,195,278
		TOTAL BRAZIL	10,195,278

CANADA - 0.5%
688,013		Suncor Energy, Inc	21,561,991
		TOTAL CANADA	21,561,991

CHINA - 0.5%
96,449	*	Alibaba Group Holding Ltd (ADR)	11,139,859
355,900		Tencent Holdings Ltd	11,151,529
		TOTAL CHINA	22,291,388

DENMARK - 1.5%
852,341		DSV AS	47,462,988
633,241		Novo Nordisk AS	24,656,413
		TOTAL DENMARK	72,119,401

FRANCE - 25.3%
6,121,051		Accor S.A.	279,114,767
145,104		BNP Paribas	10,241,032
2,687,695		Compagnie de Saint-Gobain	145,019,490
411,353		Essilor International S.A.	53,308,441
349,688	e	Kering	108,388,614
405,467		Nexity	22,046,212
29,391		Rexel S.A.	524,874
2,950,089		Schneider Electric S.A.	233,663,868
3,265,874		Societe Generale	179,076,557
1,483,000	e	Vinci S.A.	126,408,696
		TOTAL FRANCE	1,157,792,551

GERMANY - 14.8%
716,869		Adidas-Salomon AG.	143,723,978
1,035,889		GEA Group AG.	44,038,079
1,076,121		Henkel KGaA (Preference)	146,420,907
2,017,798		Lanxess AG.	145,697,959
1,104,495		Linde AG.	198,464,972
		TOTAL GERMANY	678,345,895
113

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

HONG KONG - 0.7%
1,533,634		Melco Crown Entertainment Ltd (ADR)	$33,663,266
		TOTAL HONG KONG	33,663,266

INDIA - 11.2%
4,312,993		Asian Paints Ltd	75,176,404
14,264,512	*	Crompton Greaves Consumer Electricals Ltd	48,801,485
190,798	*	Eicher Motors Ltd	77,223,204
916,413		Emami Ltd	15,071,139
6,342,290	*	Havells India Ltd	47,740,584
4,313,852		HDFC Bank Ltd	103,525,218
644,341		Housing Development Finance Corp	15,383,626
3,931,849	*	IndusInd Bank Ltd	88,289,984
4,924,889	*,g	RBL Bank Ltd	43,200,429
		TOTAL INDIA	514,412,073

ITALY - 8.3%
31,907,885		Banca Intesa S.p.A.	93,142,269
8,791,550		Mediobanca S.p.A.	84,544,458
2,923,502		Moncler S.p.A	72,108,158
7,947,082	*	UniCredit S.p.A	129,398,251
		TOTAL ITALY	379,193,136

JAPAN - 13.2%
1,362,300		Dai-ichi Mutual Life Insurance Co	23,213,594
7,404,000		Hitachi Ltd	40,902,419
23,226,758	*	Ishikawajima-Harima Heavy Industries Co Ltd	78,654,901
3,238,677		Komatsu Ltd	86,542,391
1,345,673		Konami Corp	56,016,747
6,111,400		Mitsubishi UFJ Financial Group, Inc	38,725,455
211,555		Murata Manufacturing Co Ltd	28,417,228
2,081,329		Olympus Corp	80,251,500
4,271,252		Sony Corp	146,565,095
574,300		Tokio Marine Holdings, Inc	24,214,532
		TOTAL JAPAN	603,503,862

NETHERLANDS - 1.4%
703,582	e	Heineken NV	62,754,757
1,622		Royal Dutch Shell plc (A Shares)	42,121
		TOTAL NETHERLANDS	62,796,878

NORWAY - 0.5%
1,288,335		Statoil ASA	21,217,443
		TOTAL NORWAY	21,217,443

SWEDEN - 2.1%
3,168,646		Electrolux AB (Series B)	94,036,138
		TOTAL SWEDEN	94,036,138

SWITZERLAND - 4.4%
82,917		Burckhardt Compression Holding AG.	25,437,602
72,070		Geberit AG.	32,828,422
1,078,559		Swatch Group AG. (Registered)	83,673,379
114

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY			VALUE

209,869		Zurich Financial Services AG.			$58,078,780
		TOTAL SWITZERLAND			200,018,183

TAIWAN - 2.1%
75,807,587		Advanced Semiconductor Engineering, Inc			95,008,764
		TOTAL TAIWAN			95,008,764

UNITED KINGDOM - 9.3%
17,816,977		CNH Industrial NV			196,477,673
1,857,968		Diageo plc			54,080,159
64,551		Rio Tinto plc			2,546,550
39,004,400	*	Tesco plc			92,565,697
3,095,845		Weir Group plc			79,765,265
		TOTAL UNITED KINGDOM			425,435,344

UNITED STATES - 1.4%
1,264,516		WisdomTree Japan Hedged Equity Fund			64,578,832
		TOTAL UNITED STATES			64,578,832

URUGUAY - 0.7%
4,040,669	*	Arcos Dorados Holdings, Inc			33,133,486
		TOTAL URUGUAY			33,133,486

		TOTAL COMMON STOCKS			4,537,323,486
		(Cost $4,004,541,907)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 5.3%

GOVERNMENT AGENCY DEBT - 0.1%
$5,400,000		Federal Home Loan Bank (FHLB)	0.750%	05/10/17	5,399,001
		TOTAL GOVERNMENT AGENCY DEBT			5,399,001

TREASURY DEBT - 0.2%
7,100,000		United States Treasury Bill	0.715	05/25/17	7,096,826
		TOTAL TREASURY DEBT			7,096,826

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.0%
229,973,843	c	State Street Navigator Securities Lending Government Money Market Portfolio			229,973,843
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			229,973,843

		TOTAL SHORT-TERM INVESTMENTS			242,469,670
		(Cost $242,469,446)
		TOTAL INVESTMENTS - 104.4%			4,779,793,156
		(Cost $4,247,011,353)
		OTHER ASSETS & LIABILITIES, NET - (4.4)%			(202,762,218)
		NET ASSETS - 100.0%			$4,577,030,938
115

TIAA-CREF FUNDS - International Equity Fund

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $220,124,076.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2017, the aggregate value of these securities amounted to $43,200,429 or 0.9% of net assets.
116

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2017

		% OF
SECTOR	VALUE	NET ASSETS
INDUSTRIALS	$1,221,788,038	26.6%
CONSUMER DISCRETIONARY	1,053,403,644	23.0
FINANCIALS	955,613,017	20.9
MATERIALS	469,905,461	10.3
CONSUMER STAPLES	370,892,659	8.1
INFORMATION TECHNOLOGY	242,636,546	5.3
HEALTH CARE	158,216,354	3.5
ENERGY	42,821,555	0.9
REAL ESTATE	22,046,212	0.5
SHORT-TERM INVESTMENTS	242,469,670	5.3
OTHER ASSETS & LIABILITIES, NET	(202,762,218)	(4.4)

NET ASSETS	$4,577,030,938	100.0%

117

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS
INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUSTRALIA - 2.8%
785,401		Australia & New Zealand Banking Group Ltd	$19,225,814
934,508		BHP Billiton Ltd	16,637,918
		TOTAL AUSTRALIA	35,863,732

AUSTRIA - 0.9%
187,272		ams AG.	12,047,853
		TOTAL AUSTRIA	12,047,853

BRAZIL - 2.7%
1,469,637		Banco Itau Holding Financeira S.A.	18,178,021
743,600		Cia Brasileira de Distribuicao Grupo Pao de Acucar	16,809,219
		TOTAL BRAZIL	34,987,240

CANADA - 8.1%
405,366		Alimentation Couche Tard, Inc	18,643,183
230,600	*,e	Bank of Montreal	16,328,923
1,009,191		Cenovus Energy, Inc (Toronto)	10,061,968
287,265		Dollarama, Inc	25,147,920
105,400	*	Shopify, Inc	8,008,562
382,104	*,g	Spin Master Corp	10,978,440
576,721		Suncor Energy, Inc	18,074,154
		TOTAL CANADA	107,243,150

CHINA - 4.3%
14,247,400	*,e,m	China Animal Healthcare Ltd	18,317
9,907,600		China Everbright International Ltd	13,380,669
3,273,200		Haitong Securities Co Ltd	5,397,417
1,315,000		Sunny Optical Technology Group Co Ltd	10,804,931
840,400		Tencent Holdings Ltd	26,332,522
		TOTAL CHINA	55,933,856

FINLAND - 3.0%
322,682		Huhtamaki Oyj	12,507,953
1,244,669		Outokumpu Oyj	11,918,927
296,996		Sampo Oyj (A Shares)	14,213,510
		TOTAL FINLAND	38,640,390

FRANCE - 3.8%
72,612	e	L’Oreal S.A.	14,460,649
160,339		Teleperformance	20,162,445
211,204		Valeo S.A.	15,198,254
		TOTAL FRANCE	49,821,348
118

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

GERMANY - 3.7%
144,082		Beiersdorf AG.	$14,329,137
162,151		Fresenius Medical Care AG.	14,394,021
108,757		Linde AG.	19,542,375
		TOTAL GERMANY	48,265,533

HONG KONG - 2.6%
2,685,000		AIA Group Ltd	18,584,053
714,002		Melco Crown Entertainment Ltd (ADR)	15,672,344
		TOTAL HONG KONG	34,256,397

INDIA - 1.5%
679,060		Container Corp Of India Ltd	12,860,406
1,293,900	*	Vakrangee Ltd	6,876,610
		TOTAL INDIA	19,737,016

INDONESIA - 1.0%
13,662,600		Bank Rakyat Indonesia	13,196,708
		TOTAL INDONESIA	13,196,708

IRELAND - 2.4%
436,047		CRH plc	15,882,614
512,586		Keywords Studios plc	5,397,515
395,689		Smurfit Kappa Group plc	10,598,878
		TOTAL IRELAND	31,879,007

ISLE OF MAN - 0.9%
2,098,641	*	Optimal Payments plc	12,335,793
		TOTAL ISLE OF MAN	12,335,793

ITALY - 2.7%
621,589		Moncler S.p.A	15,331,489
1,204,976	g	OVS S.p.A	8,019,863
423,963	*,e	Yoox S.p.A	11,265,726
		TOTAL ITALY	34,617,078

JAPAN - 15.4%
155,500	e	GMO Payment Gateway, Inc	6,975,425
1,893,700	e	Infomart Corp	11,369,590
819,600	e	Istyle, Inc	6,629,105
629,200		Kubota Corp	9,911,661
596,700	e	MonotaRO Co Ltd	19,420,516
104,501		Murata Manufacturing Co Ltd	14,037,148
178,601		Nitto Denko Corp	13,448,775
2,329,200		Nomura Holdings, Inc	13,997,624
879,600		ORIX Corp	13,442,684
221,900		Paltac Corp	6,549,928
239,600		Park24 Co Ltd	6,182,125
318,402	e	Seria Co Ltd	14,263,953
1,382,700		Shimizu Corp	13,259,996
404,200		SMS Co Ltd	10,758,464
402,100		Sumitomo Mitsui Financial Group, Inc	14,930,219
119

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

232,100		Sysmex Corp	$14,136,655
303,200	*,e	Tokyo Base Co Ltd	8,980,039
72,857	*,e	Wash House Co Ltd	3,353,963
		TOTAL JAPAN	201,647,870

KOREA, REPUBLIC OF - 2.9%
112,942	e	Cosmax, Inc	14,096,376
74,994		Hanssem Co Ltd	14,498,061
113,319		Loen Entertainment, Inc	8,753,616
5,983	*,g	Netmarble Games Corp	825,495
		TOTAL KOREA, REPUBLIC OF	38,173,548

MALAYSIA - 0.6%
16,983,200		Karex BHD	8,215,784
		TOTAL MALAYSIA	8,215,784

NETHERLANDS - 2.9%
133,747	e	ASML Holding NV	17,685,261
1,165,720		ING Groep NV	19,000,683
		TOTAL NETHERLANDS	36,685,944

NORWAY - 4.0%
694,786		Aker BP ASA	11,763,480
1,313,457	e	DNB NOR Holding ASA	20,498,221
761,840		Statoil ASA	12,546,657
340,210		TGS Nopec Geophysical Co ASA	7,416,968
		TOTAL NORWAY	52,225,326

PHILIPPINES - 1.9%
5,703,054		Banco de Oro Universal Bank	13,693,605
7,637,820		Robinsons Retail Holdings, Inc	12,139,976
		TOTAL PHILIPPINES	25,833,581

PORTUGAL - 1.0%
705,296	e	Jeronimo Martins SGPS S.A.	12,942,868
		TOTAL PORTUGAL	12,942,868

SPAIN - 2.0%
279,399		Amadeus IT Holding S.A.	15,078,952
142,139	*,e,m	Let’s GOWEX S.A.	1,548
273,805		Tecnicas Reunidas S.A.	10,820,768
		TOTAL SPAIN	25,901,268

SWEDEN - 3.0%
416,726	e	Boliden AB	11,905,151
336,635	e	Hexagon AB (B Shares)	14,650,635
345,300	*,e	Intrum Justitia AB	13,716,774
		TOTAL SWEDEN	40,272,560

SWITZERLAND - 2.5%
74,175	*	Lonza Group AG.	15,176,943
222,935		Novartis AG.	17,162,665
		TOTAL SWITZERLAND	32,339,608
120

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY			VALUE

TAIWAN - 5.0%
1,456,000		Global PMX Co Ltd			$6,702,881
3,067,149		Hota Industrial Manufacturing Co Ltd			13,507,958
2,695,000		Hu Lane Associate, Inc			13,173,618
4,790,600		Powertech Technology, Inc			15,029,190
3,221,000		Taiwan Paiho Ltd			10,716,726
1,059,700		VHQ Media Holdings Ltd			6,269,479
		TOTAL TAIWAN			65,399,852

UNITED KINGDOM - 17.5%
1,417,380		Ashtead Group plc			29,900,944
246,572	*	ASOS plc			18,583,919
2,467,425	g	Auto Trader Group plc			12,815,457
2,404,119		Beazley plc			13,696,533
6,459,888	*	boohoo.com plc			15,780,433
1,144,116		Cineworld Group plc			10,431,801
2,360,229		Electrocomponents plc			15,863,640
799,123		Fevertree Drinks plc			16,838,994
916,218		GlaxoSmithKline plc			18,441,493
1,730,194	*	Just Eat plc			12,933,890
3,025,485	*,e	Purplebricks Group plc			11,569,684
208,735		Rightmove plc			11,316,835
5,592,178		Taylor Wimpey plc			14,485,346
2,088,815		Vesuvius plc			14,360,896
623,102		WPP plc			13,342,792
		TOTAL UNITED KINGDOM			230,362,657

		TOTAL COMMON STOCKS			1,298,825,967
		(Cost $1,043,800,114)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 11.3%

GOVERNMENT AGENCY DEBT - 0.3%
$3,550,000		Federal Home Loan Bank (FHLB)	0.680%	05/01/17	3,550,000
		TOTAL GOVERNMENT AGENCY DEBT			3,550,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 11.0%
145,102,675	c	State Street Navigator Securities Lending Government Money Market Portfolio			145,102,675
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			145,102,675

		TOTAL SHORT-TERM INVESTMENTS			148,652,675
		(Cost $148,652,675)
		TOTAL INVESTMENTS - 110.4%			1,447,478,642
		(Cost $1,192,452,789)
		OTHER ASSETS & LIABILITIES, NET - (10.4)%			(136,350,880)
		NET ASSETS - 100.0%			$1,311,127,762
121

TIAA-CREF FUNDS - International Opportunities Fund

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $136,635,735.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2017, the aggregate value of these securities amounted to $32,639,256 or 2.5% of net assets.
m	Indicates a security that has been deemed illiquid.
122

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS
INTERNATIONAL OPPORTUNITIES FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2017

		% OF
SECTOR	VALUE	NET ASSETS
CONSUMER DISCRETIONARY	$281,008,548	21.4%
INFORMATION TECHNOLOGY	246,947,378	18.8
FINANCIALS	215,209,512	16.4
INDUSTRIALS	153,156,432	11.7
CONSUMER STAPLES	128,476,185	9.8
MATERIALS	112,442,591	8.6
HEALTH CARE	79,330,094	6.1
ENERGY	70,683,995	5.4
REAL ESTATE	11,569,684	0.9
TELECOMMUNICATION SERVICES	1,548	0.0
SHORT-TERM INVESTMENTS	148,652,675	11.3
OTHER ASSETS & LIABILITIES, NET	(136,350,880)	(10.4)

NET ASSETS	$1,311,127,762	100.0%

123

TIAA-CREF FUNDS - International Small-Cap Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUSTRALIA - 4.1%
839,299		Abacus Property Group	$2,167,865
1,290,000		Australian Pharmaceutical Industries Ltd	2,150,825
10,000		BlueScope Steel Ltd	87,369
15,000		Cedar Woods Properties Ltd	60,091
2,340,000		Cromwell Group	1,699,169
1,486,800		Downer EDI Ltd	6,533,506
209,000		GrainCorp Ltd-A	1,393,843
1,230,000		ING Office Fund	4,372,922
400,000		Macquarie CountryWide Trust	1,338,910
500,000	*	Metcash Ltd	804,961
1,590,000	e	Nine Entertainment Co Holdings Ltd	1,464,066
400,000		Northern Star Resources Ltd	1,300,520
241,000		OceanaGold Corp	785,649
625,000		Pact Group Holdings Ltd	3,298,535
1,171,000		Regis Resources Ltd	2,908,238
1,100,000		Shopping Centres Australasia Property Group	1,902,904
581,907		Tassal Group Ltd	1,942,737
		TOTAL AUSTRALIA	34,212,110

AUSTRIA - 1.3%
16,000		ams AG.	1,029,335
109,000		CA Immobilien Anlagen AG.	2,387,038
15,000	*	Lenzing AG.	2,797,322
16,000		Porr AG.	572,536
42,000		Sparkassen Immobilien AG.	549,007
432,000		Uniqa Versicherungen AG.	3,604,886
		TOTAL AUSTRIA	10,940,124

BELGIUM - 0.8%
254,000	*	AGFA-Gevaert NV	1,288,785
12,000		Barco NV	1,182,123
14,000		Econocom Group	225,130
13,000		EVS Broadcast Equipment S.A.	523,582
30,000	*	Galapagos NV	2,628,255
7,000		Ion Beam Applications	415,498
8,000		Sioen Industries NV	266,704
		TOTAL BELGIUM	6,530,077

BRAZIL - 1.6%
260,000		Banco ABC Brasil S.A.	1,459,712
60,000		Banco do Estado do Rio Grande do Sul	268,616
1,000,000		Cia de Saneamento do Parana	3,238,764
382,000		CVC Brasil Operadora e Agencia de Viagens S.A.	3,726,066
124

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

119,000	*	FPC Par Corretora de Seguros S.A.	$708,590
85,000		Multiplus S.A.	1,046,550
456,000	*	QGEP Participacoes S.A.	913,710
100,000		Smiles S.A.	2,175,139
		TOTAL BRAZIL	13,537,147

CANADA - 6.2%
175,000		AGF Management Ltd	874,327
24,000		Callidus Capital Corp	301,879
214,000		Canadian Apartment Properties REIT	5,309,827
155,000		Canadian Western Bank	3,046,518
229,000		Capital Power Corp	4,173,854
35,000	*	Celestica, Inc	498,700
389,000		Corus Entertainment, Inc	3,818,615
185,000		Dominion Diamond Corp	2,248,379
211,000		Dream Global REIT	1,530,274
86,000		Dream Industrial Real Estate Investment Trust	531,731
74,000	e	Enbridge Income Fund	1,816,051
14,000	e	Exchange Income Corp	359,474
183,000	e	Extendicare, Inc	1,339,270
163,000	e	Genworth MI Canada, Inc	4,047,984
83,000		Gluskin Sheff + Associates, Inc	1,032,446
93,000		Granite REIT	3,335,614
12,000	e	Home Capital Group, Inc	70,679
3,000		iShares S&P	36,482
291,000		Just Energy Income Fund	1,777,913
51,000	*	Kirkland Lake Gold Ltd	353,064
69,000		Labrador Iron Ore Royalty Corp	896,209
92,000		Laurentian Bank of Canada	3,763,437
40,000		North West Co Fund	943,555
188,000	*	Paramount Resources Ltd (Class A)	2,399,150
700,000		Pure Industrial Real Estate Trust	3,348,595
132,000		Rogers Sugar, Inc	601,473
345,000		Silvercorp Metals, Inc	1,086,773
3,000		TFI International, Inc	65,316
100,000	e	Timbercreek Financial Corp	657,119
9,000		TMX Group Ltd	508,465
74,000		Transcontinental, Inc	1,320,025
		TOTAL CANADA	52,093,198

CHILE - 0.5%
686,000	*	E.CL SA	1,256,047
37,000		Inversiones La Construccion S.A.	510,529
790,000		Parque Arauco S.A.	2,067,786
		TOTAL CHILE	3,834,362

CHINA - 4.2%
112,000		Baoye Group Co Ltd	82,650
2,014,000		Beijing Capital Land Ltd	977,701
3,128,000		BYD Electronic International Co Ltd	4,774,239
2,660,000		CGN New Energy Holdings Co Ltd	392,596
1,314,000		China Aoyuan Property Group Ltd	405,289
5,614,000		China SCE Property Holdings Ltd	2,120,314
125

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

407,000		China Shineway Pharmaceutical Group Ltd	$492,193
4,675,000		China Suntien Green Energy Cor	990,353
4,840,000		CIFI Holdings Group Co Ltd	1,747,380
2,849,000		Citic 1616 Holdings Ltd	878,465
634,000		Cofco International Ltd	244,205
470,000		Guolian Securities Co Ltd	254,193
610,000	g	Hua Hong Semiconductor Ltd	864,866
5,214,000		Huadian Fuxin Energy Corp Ltd	1,205,316
183,000	*	JA Solar Holdings Co Ltd (ADR)	1,282,830
97,000	*	JinkoSolar Holding Co Ltd (ADR)	1,681,980
235,000		Lao Feng Xiang Co Ltd	866,585
1,690,000		Logan Property Holdings Co Ltd	967,661
198,000		Overseas Chinese Town Asia Holdings Ltd	78,989
507,000		Pacific Online	122,435
1,834,000		Powerlong Real Estate Holdings Ltd	862,749
2,152,000		Shandong Chenming Paper Holdings Ltd	2,472,941
176,000		Shandong Luoxin Pharmacy Stock Co Ltd	374,469
1,462,000		Shanghai Prime Machinery Co Ltd	281,547
1,198,000		Sichuan Expressway Co Ltd	525,208
5,965,000		Sihuan Pharmaceutical Holdings	2,650,852
689,000		SITC International Co Ltd	493,546
370,000		Technovator International Ltd	140,097
183,000		Tianjin ZhongXin Pharmaceutical Group Corp Ltd	173,850
2,138,000		Tianneng Power International Ltd	1,870,439
615,000	g	Universal Medical Financial & Technical Advisory Services Co Ltd	525,262
2,494,000		Winteam Pharmaceutical Group Ltd	1,460,174
16,080,000		Yuexiul Property Co Ltd	2,725,826
		TOTAL CHINA	34,987,200

COLOMBIA - 0.3%
430,000		Almacenes Exito S.A.	2,227,464
		TOTAL COLOMBIA	2,227,464

DENMARK - 1.3%
126,000		Alm Brand AS	1,032,767
31,000		Schouw & Co	3,190,935
123,000	*	Spar Nord Bank A/s	1,394,250
154,000		Sydbank AS	5,601,684
		TOTAL DENMARK	11,219,636

EGYPT - 0.4%
310,000		Alexandria Mineral Oils Co	159,895
936,000	*	Medinet Nasr Housing	1,086,901
1,274,000	*	Oriental Weavers	1,320,829
625,000		Sidi Kerir Petrochemcials Co	635,519
		TOTAL EGYPT	3,203,144

FINLAND - 0.5%
115,000		Outokumpu Oyj	1,101,238
155,000		Valmet Corp	2,823,313
		TOTAL FINLAND	3,924,551
126

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FRANCE - 3.4%
18,000		Altamir Amboise	$302,150
25,000		Alten	2,118,688
130,000		Faurecia	6,353,502
58,000		Gaztransport Et Technigaz S.A.	2,164,923
80,000		Ipsen	9,313,839
14,000		IPSOS	448,966
97,000		M6-Metropole Television	2,208,141
14,000		MGI Coutier	515,826
31,000		Neopost S.A.	1,257,083
84,000		Rallye S.A.	1,835,513
31,000		Sechilienne-Sidec	596,348
6,000		Synergie S.A	250,452
5,000		Trigano S.A.	528,661
		TOTAL FRANCE	27,894,092

GERMANY - 3.4%
152,000		Aareal Bank AG.	6,113,565
5,000		Amadeus Fire AG	427,114
42,000	e	Aurelius AG.	2,073,190
11,000		bet-at-home.com AG.	1,436,284
92,000	g	Deutsche Pfandbriefbank AG.	1,233,460
11,000	*	Draegerwerk AG.	1,203,941
8,000		Duerr AG.	797,203
58,000		Hamburger Hafen und Logistik AG.	1,099,238
34,000	*	Koenig & Bauer AG.	2,352,875
54,000	*	MTU Aero Engines Holding AG.	7,745,427
117,000	*	SAF-Holland S.A.	2,019,867
93,000		Verbio AG.	918,430
11,000		Wacker Chemie AG.	1,164,301
3,000		Wincor Nixdorf AG.	229,206
		TOTAL GERMANY	28,814,101

GREECE - 0.2%
119,000		Motor Oil Hellas Corinth Refineries S.A.	2,018,287
		TOTAL GREECE	2,018,287

HONG KONG - 2.2%
703,000		Ajisen China Holdings Ltd	309,716
2,971,000	*	Brightoil Petroleum Holdings Ltd	805,440
10,260,000		Concord New Energy Group Ltd	487,339
2,440,000		CSI Properties Ltd	128,524
902,635		Far East Consortium	430,335
237,000		Great Eagle Holdings Ltd	1,175,439
168,000		Johnson Electric Holdings Ltd	516,629
978,000		Ju Teng International Holdings Ltd	361,654
2,901,000		K Wah International Holdings Ltd	1,840,879
953,000		Kerry Logistics Network Ltd	1,341,678
1,600,000		Kingboard Chemical Holdings Ltd	5,762,487
325,000		Lee & Man Paper Manufacturing Ltd	254,477
795,000		Melco International Development	1,632,186
3,621,000	*,e	Noble Group Ltd	370,111
623,000		PAX Global Technology Ltd	385,564
127

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,072,000		Texhong Textile Group Ltd	$1,298,158
1,518,000		Texwinca Holdings Ltd	1,018,170
280,000		VST Holdings Ltd	97,553
408,000		Xinyi Glass Holdings Co Ltd	361,542
		TOTAL HONG KONG	18,577,881

HUNGARY - 0.2%
1,117,000		Magyar Telekom	1,867,934
		TOTAL HUNGARY	1,867,934

INDONESIA - 0.5%
29,205,000		PT Bank Pembangunan Daerah Jawa Timur Tbk	1,498,712
11,000,000		PT Bank Tabungan Negara Tbk	1,893,896
16,466,000	*	PT Multipolar Corp Tbk	392,406
		TOTAL INDONESIA	3,785,014

IRELAND - 1.3%
108,000		Kingspan Group plc	3,756,973
106,000		Origin Enterprises plc	860,220
35,000	*,e	Permanent TSB Group Holdings plc	93,407
68,000		Smurfit Kappa Group plc	1,821,440
433,000		United Drug plc	4,193,809
		TOTAL IRELAND	10,725,849

ISRAEL - 0.5%
60,000		Delek Automotive Systems Ltd	526,067
9,000		Formula Systems 1985 Ltd	351,054
11,000		Gazit, Inc	225,709
215,000		Harel Insurance Investments & Finances Ltd	1,144,373
75,000		Matrix IT Ltd	704,657
883,000		Migdal Insurance Holdings Ltd	869,911
		TOTAL ISRAEL	3,821,771

ITALY - 2.6%
504,000		Astaldi S.p.A.	3,305,855
88,000	*	Banca IFIS S.p.A.	3,795,992
68,000		Biesse S.p.A.	2,094,077
52,000		Brembo S.p.A.	4,085,466
30,000		Buzzi Unicem S.p.A.	770,890
22,000		Industria Macchine Automatiche S.p.A.	1,939,503
541,000	e	Maire Tecnimont S.p.A	2,149,473
120,000		Salvatore Ferragamo Italia S.p.A	3,842,673
		TOTAL ITALY	21,983,929

JAPAN - 21.0%
104,000		Adastria Holdings Co Ltd	2,582,954
226,000		ADEKA Corp	3,335,938
86,000		Arcs Co Ltd	1,842,086
1,078,000	e	Ardepro Co Ltd	1,323,901
9,000		Chori Co Ltd	160,614
183,000		Cosmo Energy Holdings Co Ltd	2,898,632
18,000		Create SD Holdings Co Ltd	422,800
128

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

82,000		Daido Metal Co Ltd	$731,686
311,000		Daiho Corp	1,515,441
683,000		Daikyo, Inc	1,422,381
37,000		Daikyonishikawa Corp	470,350
28,000	e	Daio Paper Corp	354,977
518,000		Daiwabo Co Ltd	1,821,759
162,000	e	DCM Japan Holdings Co Ltd	1,410,412
97,000		Eagle Industry Co Ltd	1,372,990
105,000	e	Exedy Corp	2,866,775
66,000		Fuji Oil Co Ltd	1,548,604
96,000		Fukuda Corp	850,195
3,000		Fukuda Denshi Co Ltd	181,117
22,000		Furukawa Electric Co Ltd	890,598
80,000		Futaba Industrial Co Ltd	668,634
141,000	e	Geo Holdings Corp	1,557,519
14,000		G-Tekt Corp	246,989
241,000		Haseko Corp	2,750,949
222,000		Hazama Ando Corp	1,581,011
48,000		Heiwado Co Ltd	1,029,168
34,000		Hisaka Works Ltd	290,938
18,000		Hitachi Capital Corp	440,740
82,000		Hitachi Transport System Ltd	1,742,761
10,000		Inaba Denki Sangyo Co Ltd	363,657
29,000		Inabata & Co Ltd	358,358
115,000	*	Ishihara Sangyo Kaisha Ltd	1,126,044
127,000		Itochu Enex Co Ltd	1,058,740
49,000		Jaccs Co Ltd	210,285
167,000	*,e	Japan Display, Inc	377,510
146,000		Japan Pulp & Paper Co Ltd	507,200
32,000		Japan Radio Co Ltd	414,343
97,000		Jowa Holdings Co Ltd	2,474,963
41,000		Kaga Electronics Co Ltd	758,673
58,000		Kaken Pharmaceutical Co Ltd	3,444,821
137,000		Kandenko Co Ltd	1,361,817
1,319,000		Kanematsu Corp	2,687,632
70,000		Kasai Kogyo Co Ltd	869,236
72,000		Kato Works Co Ltd	1,871,559
85,000		Keihin Corp	1,337,470
347,000	*	KNT-CT Holdings Co Ltd	439,154
71,000		Konoike Transport Co Ltd	965,132
125,000	*,e	K’s Holdings Corp	2,404,562
1,572,000		Kumagai Gumi Co Ltd	4,229,213
50,000		Kureha CORP	2,216,176
229,000		Kyowa Exeo Corp	3,459,931
796,000		Leopalace21 Corp	4,231,023
81,000		Maeda Corp	744,892
221,000		Maeda Road Construction Co Ltd	4,075,128
40,000		Maruzen Showa Unyu Co Ltd	157,535
336,000	e	Marvelous, Inc	2,789,315
24,000		Matsumotokiyoshi Holdings Co Ltd	1,203,669
60,000		Mitsui Sugar Co Ltd	1,479,265
95,000		Nichii Gakkan Co	720,324
87,000		Nippo Corp	1,676,154
129

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

77,000		Nippon Konpo Unyu Soko Co Ltd	$1,609,994
27,000		Nippon Steel Trading Co Ltd	1,111,113
425,000		Nippon Suisan Kaisha Ltd	2,051,712
88,000		Nipro Corp	1,335,264
531,000		Nishimatsu Construction Co Ltd	2,700,972
382,000		Nisshin Oillio Group Ltd	2,260,615
111,000		Nissin Corp	373,888
134,000		Nojima Corp	1,999,077
302,000		NTT Urban Development Corp	2,725,570
109,000		Okumura Corp	673,672
18,000		Okuwa Co Ltd	190,201
60,000		Open House Co Ltd	1,471,779
55,000		Paramount Bed Holdings Co Ltd	2,308,700
20,000	e	PC Depot Corp	100,765
1,126,000		Penta-Ocean Construction Co Ltd	5,704,433
81,000		Prima Meat Packers Ltd	373,255
229,000		Raito Kogyo Co Ltd	2,276,225
999,000		Rengo Co Ltd	6,040,877
33,000		Sanyo Chemical Industries Ltd	1,479,797
194,000		Seino Holdings Corp	2,246,885
269,000		Senko Co Ltd	1,751,723
27,000		Shikoku Electric Power Co, Inc	324,404
157,000		Shinko Plantech Co Ltd	1,173,964
123,000		Shinnihon Corp	966,869
2,259,000		Sojitz Holdings Corp	5,743,018
15,000		Studio Alice Co Ltd	317,711
395,000		Sumitomo Forestry Co Ltd	6,047,917
2,122,000		Sumitomo Mitsui Construction C	2,301,131
21,000		Sun Frontier Fudousan Co Ltd	183,553
38,000		Tachi-S Co Ltd	729,306
89,000		Taihei Dengyo Kaisha Ltd	883,619
48,000		Taiho Kogyo Co Ltd	628,731
842,000	e	Takara Leben Co Ltd	3,958,254
62,000		Telepark Corp	1,069,805
137,000	e	Toho Pharmaceutical Co Ltd	2,978,527
21,000		Token Corp	1,662,356
62,000	e	Tokyo Rope Manufacturing Co Ltd	948,847
333,000		Tokyu Construction Co Ltd	2,716,056
101,000	e	Topre Corp	2,692,489
225,000		Tosei Corp	1,590,892
128,000		Tosoh Corp	1,203,021
55,000	e	Towa Pharmaceutical Co Ltd	2,744,810
25,000		Trans Cosmos, Inc/Japan	600,160
51,000		Unipres Corp	1,080,404
146,000		United Super Markets Holdings, Inc	1,420,196
50,000		Valor Co Ltd	1,195,236
47,000		VITAL KSK Holdings, Inc	414,353
98,000		Yurtec Corp	611,766
30,000		Zojirushi Corp	407,648
		TOTAL JAPAN	175,708,260

JERSEY, C.I. - 0.1%
237,000		Centamin plc	543,002
		TOTAL JERSEY, C.I.	543,002
130

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES	COMPANY	VALUE

KOREA, REPUBLIC OF - 3.9%
85,000	Daeduck Electronics Co	$692,982
50,000	Daeduck GDS Co Ltd	658,334
24,000	Daewon Pharmaceutical Co Ltd	460,593
70,000	Daishin Securities Co Ltd	758,643
6,000	Dong-A Pharmaceutical Co Ltd	774,422
439,000	Dongkuk Steel Mill Co Ltd	4,272,072
4,000	e Tec E&C Ltd	509,176
333,000	Eugene Corp	1,723,675
2,000	GS Home Shopping, Inc	357,676
89,000	Halim Co Ltd	312,970
83,000	Hanil E-Hwa Co Ltd	998,704
51,000	Hansol Paper Co Ltd	846,630
17,000	Huvis Corp	113,049
29,151	Hwa Shin Co Ltd	157,183
10,000	Korea District Heating Corp	620,112
6,000	Korea Petrochemical Ind Co Ltd	1,245,652
6,000	Kyungdong Pharm Co Ltd	99,130
5,000	LG Fashion Corp	109,575
57,000	LIG Insurance Co Ltd	1,637,243
5,000	LOTTE Himart Co Ltd	241,645
48,000	LS Cable Ltd	2,746,600
313,000	Mirae Asset Life Insurance Co Ltd	1,535,635
400	Namyang Dairy Products Co Ltd	304,867
4,000	Nong Shim Co Ltd	1,114,659
76,000	Poongsan Corp	2,605,120
58,000	POSCO Refractories & Environment Co Ltd	733,589
67,391	Pyeong Hwa Automotive Co Ltd	805,446
6,000	Samyang Corp	507,506
40,000	Seah Besteel Corp	980,741
10,000	SeAH Steel Corp	852,848
18,010	SK Gas Co Ltd	1,858,250
120,000	SL Corp	1,908,356
22,000	Ssangyong Cement Industrial Co Ltd	258,107
	TOTAL KOREA, REPUBLIC OF	32,801,190

LUXEMBOURG - 0.2%
40,000	APERAM	2,011,005
	TOTAL LUXEMBOURG	2,011,005

MALAYSIA - 0.4%
79,000	Aeon Credit Service M BHD	297,145
484,000	Mah Sing Group BHD	166,128
104,000	Malaysian Pacific Industries BHD	287,012
243,000	MKH BHD	136,586
167,000	Scientex BHD	318,920
778,710	Sunway BHD	622,484
961,000	Supermax Corp BHD	425,045
1,165,000	Unisem M BHD	893,676
425,000	UOA Development BHD	262,382
	TOTAL MALAYSIA	3,409,378
131

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

NETHERLANDS - 1.7%
11,000		Advanced Metallurgical Group NV	$288,526
72,000		ASM International NV	4,333,715
185,000	*	ASR Nederland NV	5,473,388
55,000		BE Semiconductor Industries NV	2,875,331
25,000	*	InterXion Holding NV	1,041,500
74,000	*	Nostrum Oil & Gas plc	429,768
		TOTAL NETHERLANDS	14,442,228

NEW ZEALAND - 0.4%
1,185,000		Air New Zealand Ltd	2,074,734
509,000		Genesis Energy Ltd	746,138
232,000		New Zealand Refining Co Ltd	372,158
		TOTAL NEW ZEALAND	3,193,030

NORWAY - 1.5%
57,000		Aker ASA (A Shares)	2,164,424
127,000	*	Borregaard ASA	1,426,772
33,000		Leroy Seafood Group ASA	1,659,958
46,000		Norway Royal Salmon ASA	846,494
151,000		Sparebanken Midt-Norge	1,257,472
156,000		Sparebanken Nord-Norge	1,031,097
654,000		Storebrand ASA	4,309,311
		TOTAL NORWAY	12,695,528

PHILIPPINES - 0.2%
1,025,600		Benpres Holdings Corp	157,806
1,475,000		Cosco Capital, Inc	240,941
8,587,000		Filinvest Land, Inc	297,797
1,539,000		First Gen Corp	662,152
147,000		First Philippine Holdings Corp	213,299
		TOTAL PHILIPPINES	1,571,995

POLAND - 0.0%
3,000		Neuca S.A.	303,697
		TOTAL POLAND	303,697

PORTUGAL - 0.6%
313,000		Altri SGPS S.A.	1,461,595
789,000		Portucel Empresa Produtora de Pasta e Papel S.A.	3,338,412
		TOTAL PORTUGAL	4,800,007

QATAR - 0.1%
141,000	*	United Development Co PSC	743,083
		TOTAL QATAR	743,083

SINGAPORE - 1.7%
830,000		Accordia Golf Trust	442,579
468,000		Ascendas Hospitality Trust	261,275
67,000		China Yuchai International Ltd	1,299,800
1,143,000		Croesus Retail Trust	797,642
132

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

304,000	*,e	CWT Ltd	$498,271
1,457,000		Japfa Ltd	631,309
195,000		QAF Ltd	187,024
738,000		Venture Corp Ltd	6,440,827
2,923,000		Yanlord Land Group Ltd	3,901,796
		TOTAL SINGAPORE	14,460,523

SOUTH AFRICA - 1.1%
97,000		Astral Foods Ltd	1,125,058
488,000		Barloworld Ltd	4,397,341
579,000		Delta Property Fund Ltd	379,970
190,947		Harmony Gold Mining Co Ltd	413,472
29,000		Hudaco Industries Ltd	295,127
121,000		Lewis Group Ltd	342,345
163,000		Peregrine Holdings Ltd	324,201
118,000		Raubex Group Ltd	212,888
383,000		Rebosis Property Fund Ltd	349,647
2,270,000		S.A. Corporate Real Estate Fund Nominees Pty Ltd	934,244
541,903		Vukile Property Fund Ltd	770,454
		TOTAL SOUTH AFRICA	9,544,747

SPAIN - 1.6%
124,000		Antena 3 de Television S.A.	1,555,152
49,000		Axia Real Estate SOCIMI S.A.	813,446
85,000		Cie Automotive S.A.	1,827,206
15,000		Corp Financiera Alba	815,341
12,000	*	Gestevision Telecinco S.A.	165,319
70,000		Grupo Catalana Occidente S.A.	2,715,082
330,000		Merlin Properties Socimi S.A.	3,902,419
61,000		Papeles y Cartones de Europa S.A.	458,486
533,000	*	Sacyr Vallehermoso S.A.	1,333,341
		TOTAL SPAIN	13,585,792

SWEDEN - 4.1%
16,000		Biogaia AB (B Shares)	644,892
63,000		Bure Equity AB	778,999
62,000	*	D Carnegie & Co AB	752,487
97,000		Holmen AB (B Shares)	4,087,387
57,000	*,e	Intrum Justitia AB	2,264,281
27,000		Investment AB Oresund	493,718
189,000	*,e	JM AB	6,649,719
105,000		KappAhl Holding AB	606,777
89,000		New Wave Group AB (B Shares)	630,523
12,000		Probi AB	601,702
142,000		Saab AB (Class B)	7,036,349
184,000	*,g	Scandic Hotels Group AB	2,071,397
313,000	*,e	Trelleborg AB (B Shares)	7,350,200
		TOTAL SWEDEN	33,968,431

SWITZERLAND - 2.7%
1,000		APG SGA S.A.	478,392
28,000		BKW S.A.	1,516,491
4,000		Bobst Group AG.	405,212
133

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

10,500		Bossard Holding AG.	$2,091,558
207,000		Logitech International S.A.	6,918,188
9,200		Mobimo Holding AG.	2,473,367
120,000		OC Oerlikon Corp AG.	1,441,709
214,000	*,g	Resurs Holding AB	1,356,964
29,000		Temenos Group AG.	2,510,118
5,000		Valora Holding AG.	1,716,080
36,000		Vontobel Holding AG.	2,120,201
		TOTAL SWITZERLAND	23,028,280

TAIWAN - 4.4%
1,718,000		Asia Vital Components Co Ltd	1,428,515
3,135,000		Benq Corp	1,994,665
1,090,000		Charoen Pokphand Enterprise	2,052,325
1,537,000		China Motor Corp	1,398,397
4,896,000		Compeq Manufacturing Co	3,602,171
276,000		CTCI Corp	483,257
613,000		General Interface Solution Holding Ltd	3,417,803
2,898,000		Grand Pacific Petrochemical	1,895,147
522,000		Kindom Construction Co	329,203
2,665,000		Kinpo Electronics	997,180
836,000		LEE Chang Yung Chem IND Corp	1,201,677
824,000		Mercuries & Associates Holding Ltd	658,150
3,490,000		Mitac Holdings Corp	3,680,289
404,000		Primax Electronics Ltd	673,366
731,000		Prince Housing & Development Corp	289,532
390,000		Radiant Opto-Electronics Corp	812,989
86,000		Senao International Co Ltd	150,787
849,000		Sercomm Corp	2,139,544
846,000		Systex Corp	1,698,944
707,000		Tripod Technology Corp	1,998,050
1,734,000		USI Corp	869,980
7,957,000		Walsin Lihwa Corp	3,566,506
973,000		WT Microelectronics Co Ltd	1,395,898
		TOTAL TAIWAN	36,734,375

THAILAND - 1.4%
219,000		Hana Microelectronics PCL (Foreign)	269,081
766,000		Kiatnakin Bank PCL (Foreign)	1,509,776
5,706,000		LPN Development PCL (Foreign)	1,927,344
17,235,000		Quality House PCL	1,273,785
1,550,000		SC Asset Corp PCL	157,614
1,269,000		Siamgas & Petrochemicals PCL (Foreign)	469,217
5,091,000		SVI PCL (Foreign)	816,856
247,000		Thai Vegetable Oil PCL	260,639
2,890,000		Thanachart Capital PCL	3,942,292
400,000		Tisco Bank PCL	881,350
		TOTAL THAILAND	11,507,954

TURKEY - 0.8%
145,000		Aygaz AS	578,457
30,000		Pinar SUT Mamulleri Sanayii AS	129,225
441,000		Selcuk Ecza Deposu Ticaret ve Sanayi AS	449,449
134

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,958,000		Soda Sanayii AS	$3,533,490
1,853,000		Trakya Cam Sanayi AS	1,794,489
		TOTAL TURKEY	6,485,110

UNITED KINGDOM - 13.0%
400,000		BBA Aviation plc	1,613,607
183,000		Bellway plc	6,744,551
2,936,000	*	boohoo.com plc	7,172,160
400,000		Brewin Dolphin Holdings plc	1,692,145
185,000	*	Chemring Group plc	451,069
129,000		Clinigen Group plc	1,461,956
35,000		Close Brothers Group plc	766,828
114,000		CVS Group plc	1,941,633
88,000	*	Dialog Semiconductor plc	4,117,603
133,000		Diploma plc	1,910,380
725,000		Electrocomponents plc	4,872,891
908,000		Elementis plc	3,577,355
987,000	*	Enterprise Inns plc	1,787,747
559,000	*	Faroe Petroleum plc	682,385
328,000		Fevertree Drinks plc	6,911,564
785,000		Grainger plc	2,540,812
688,000	g	Ibstock plc	2,041,538
942,000		JD Sports Fashion plc	5,431,946
345,000	*	KAZ Minerals plc	2,250,133
2,358,000		Melrose Industries plc	7,222,899
1,018,000		Michael Page International plc	6,595,524
197,000		Northgate plc	1,377,833
294,000		OneSavings Bank plc	1,668,996
925,000	*	Ophir Energy plc	1,028,922
916,000		Paragon Group of Cos plc	5,545,245
1,758,000		QinetiQ plc	6,690,003
842,000		Redrow plc	6,287,065
817,000		Rotork plc	2,602,636
329,000		Scapa Group plc	1,684,242
761,000		SSP Group plc	4,385,142
85,000		Telecom Plus plc	1,381,443
53,000		TORM plc	531,688
305,000		Vesuvius plc	2,096,918
429,000	g	ZPG plc	2,055,870
		TOTAL UNITED KINGDOM	109,122,729

UNITED STATES - 2.6%
6,000		iShares MSCI EAFE Small-Cap ETF	338,520
2,500	e	iShares MSCI Emerging Markets Small-Cap ETF	116,500
332,000		iShares MSCI India ETF	10,650,560
66,100	e	iShares MSCI India Small-Cap ETF	2,955,992
127,400		VanEck Vectors India Small-Cap Index ETF	7,328,048
		TOTAL UNITED STATES	21,389,620

		TOTAL COMMON STOCKS	828,247,835
		(Cost $772,945,810)
135

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY			VALUE

RIGHTS / WARRANTS - 0.0%

MALAYSIA - 0.0%
24,300	m	MKH Bhd			$27,989
		TOTAL MALAYSIA			27,989

		TOTAL RIGHTS / WARRANTS			27,989
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 7.8%

GOVERNMENT AGENCY DEBT - 2.4%
$19,900,000		Federal Home Loan Bank (FHLB)	0.680%	05/01/17	19,900,000
		TOTAL GOVERNMENT AGENCY DEBT			19,900,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.4%
45,495,459	c	State Street Navigator Securities Lending Government Money Market Portfolio			45,495,459
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			45,495,459

		TOTAL SHORT-TERM INVESTMENTS			65,395,459
		(Cost $65,395,459)
		TOTAL INVESTMENTS - 106.8%			893,671,283
		(Cost $838,341,269)
		OTHER ASSETS & LIABILITIES, NET - (6.8)%			(56,781,859)
		NET ASSETS - 100.0%			$836,889,424

Abbreviation(s):
ADR American Depositary Receipt
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $43,070,421.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2017, the aggregate value of these securities amounted to $10,149,356 or 1.2% of net assets.
m	Indicates a security that has been deemed illiquid.
136

TIAA-CREF FUNDS - International Small-Cap Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL SMALL-CAP EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

 April 30, 2017

		% OF
SECTOR	VALUE	NET ASSETS
INDUSTRIALS	$173,394,252	20.7%
CONSUMER DISCRETIONARY	135,671,229	16.2
FINANCIALS	92,541,404	11.1
INFORMATION TECHNOLOGY	91,981,241	11.0
REAL ESTATE	88,841,246	10.6
MATERIALS	85,768,009	10.3
HEALTH CARE	49,501,453	5.9
CONSUMER STAPLES	45,033,280	5.4
UTILITIES	40,267,243	4.8
ENERGY	22,530,068	2.7
TELECOMMUNICATION SERVICES	2,746,399	0.3
SHORT-TERM INVESTMENTS	65,395,459	7.8
OTHER ASSETS & LIABILITIES, NET	(56,781,859)	(6.8)

NET ASSETS	$836,889,424	100.0%
137

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2017

SHARES	COMPANY	VALUE

COMMON STOCKS - 98.5%

AUSTRALIA - 7.2%
1,731	AGL Energy Ltd	$34,656
1,739	Amcor Ltd	20,448
13,984	AMP Ltd	56,029
4,426	APA Group	30,354
10,985	Australia & New Zealand Banking Group Ltd	268,901
245	Bendigo Bank Ltd	2,255
1,378	Boral Ltd	6,352
6,452	Brambles Ltd	49,926
2,186	Caltex Australia Ltd	48,794
4,830	Coca-Cola Amatil Ltd	33,851
167	Cochlear Ltd	17,482
5,710	Commonwealth Bank of Australia	372,942
255	Computershare Ltd	2,811
1,343	GPT Group (ASE)	5,275
10,833	Healthscope Ltd	17,891
1,935	Insurance Australia Group Ltd	8,982
1,393	Lend Lease Corp Ltd	16,724
2,067	Macquarie Goodman Group	12,550
1,979	Macquarie Group Ltd	137,475
17,486	Mirvac Group	29,700
9,752	National Australia Bank Ltd	247,526
5,376	Newcrest Mining Ltd	86,249
2,279	QR National Ltd	8,788
1,822	Ramsay Health Care Ltd	97,699
7,947	Scentre Group	25,641
60,134	South32 Ltd	124,615
12,714	Stockland Trust Group	46,143
1,906	Sydney Airport	9,844
6,880	Transurban Group (ASE)	62,855
3,756	Wesfarmers Ltd	120,904
11,938	Westpac Banking Corp	312,952
2,997	Woodside Petroleum Ltd	72,142
	TOTAL AUSTRALIA	2,388,756

AUSTRIA - 0.3%
2,186	OMV AG.	100,690
	TOTAL AUSTRIA	100,690

BELGIUM - 0.5%
1,895	KBC Groep NV	136,946
437	Umicore	25,602
	TOTAL BELGIUM	162,548
138

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

DENMARK - 1.6%
578		Coloplast AS	$49,492
630	*	Genmab AS	125,354
6,359		Novo Nordisk AS	247,599
664		Novozymes AS	28,667
218		Pandora AS	23,551
585		Vestas Wind Systems AS	50,337
		TOTAL DENMARK	525,000

FINLAND - 1.1%
1,466		Metso Oyj	52,503
1,737		Neste Oil Oyj	70,781
137		Nokian Renkaat Oyj	5,888
1,553		Orion Oyj (Class B)	89,002
2,271		UPM-Kymmene Oyj	59,833
1,629		Wartsila Oyj (B Shares)	99,067
		TOTAL FINLAND	377,074

FRANCE - 10.6%
1,877		Accor S.A.	85,590
216		Aeroports de Paris	28,811
1,585		Air Liquide	190,971
606		Atos Origin S.A.	79,377
8,042		AXA S.A.	214,562
1,841	*	Bouygues S.A.	77,384
1,171		Bureau Veritas S.A.	27,133
727		Cap Gemini S.A.	72,789
2,649		Carrefour S.A.	62,387
680		Casino Guichard Perrachon S.A.	40,953
485		Christian Dior S.A.	133,018
2,662		CNP Assurances	55,606
2,813		Compagnie de Saint-Gobain	151,781
503		Eiffage S.A.	42,607
1,174		Essilor International S.A.	152,142
295		Eurazeo	19,995
10,986		France Telecom S.A.	170,034
128		Gecina S.A.	18,205
2,730		Groupe Danone	191,061
234		Icade	17,376
8		JC Decaux S.A.	282
502		Kering	155,599
241		Lagardere S.C.A.	7,377
1,196		Legrand S.A.	77,418
777		L’Oreal S.A.	154,739
387		Michelin (C.G.D.E.) (Class B)	50,620
12,880		Natixis	89,634
434		Renault S.A.	40,471
3,364		Rexel S.A.	60,075
2,446		Schneider Electric S.A.	193,737
3,578		Suez Environnement S.A.	58,775
7,439		Total S.A.	381,868
470		Unibail-Rodamco	115,405
1,924		Valeo S.A.	138,451
139

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

4,169	*	Vivendi Universal S.A.	$82,693
302		Wendel	42,335
		TOTAL FRANCE	3,481,261

GERMANY - 8.9%
885		Adidas-Salomon AG.	177,432
1,587		Allianz AG.	302,129
58	*	Axel Springer AG.	3,254
3,000		BASF SE	292,257
1,824		Bayerische Motoren Werke AG.	174,268
1,328		Bayerische Motoren Werke AG. (Preference)	109,211
576		Beiersdorf AG.	57,284
1,109		Brenntag AG.	65,743
1,381		Deutsche Boerse AG.	135,171
4,943		Deutsche Post AG.	177,670
1,441		Evonik Industries AG.	48,115
675		Fraport AG. Frankfurt Airport Services Worldwide	53,105
1,739		GEA Group AG.	73,929
1,390		HeidelbergCement AG.	128,683
816		Henkel KGaA	95,187
687		Henkel KGaA (Preference)	93,476
234		MAN AG.	24,585
1,055		Merck KGaA	123,933
2,377		Metro AG.	78,226
813	*	Muenchener Rueckver AG.	155,868
883		Osram Licht AG.	59,152
1,115		ProSiebenSat. Media AG.	47,331
3,241		SAP AG.	324,638
9,050		Telefonica Deutschland Holding AG.	43,881
7,917		TUI AG. (DI)	115,177
		TOTAL GERMANY	2,959,705

HONG KONG - 3.3%
30,500		BOC Hong Kong Holdings Ltd	125,341
12,000		CLP Holdings Ltd	126,554
26,000		Hang Lung Properties Ltd	68,125
6,200		Hang Seng Bank Ltd	125,586
15,000		Henderson Land Development Co Ltd	94,957
59,900		Hong Kong & China Gas Ltd	119,673
5,620		Hong Kong Exchanges and Clearing Ltd	138,219
6,000		Hysan Development Co Ltd	28,297
50,000		Li & Fung Ltd	20,937
18,433		MTR Corp	106,048
5,500		Swire Pacific Ltd (Class A)	53,036
20,600		Swire Properties Ltd	69,062
6,500		Yue Yuen Industrial Holdings	25,696
		TOTAL HONG KONG	1,101,531

IRELAND - 0.4%
2,151		CRH plc	78,348
435		Kerry Group plc (Class A)	35,548
		TOTAL IRELAND	113,896
140

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES	COMPANY	VALUE

ISRAEL - 0.3%
14,844	Bank Hapoalim Ltd	$92,572
	TOTAL ISRAEL	92,572

ITALY - 1.3%
8,014	Assicurazioni Generali S.p.A.	126,942
62,203	Banca Intesa S.p.A.	181,577
12,435	Banca Intesa S.p.A. RSP	34,048
15,646	Snam Rete Gas S.p.A.	69,125
6,241	Terna Rete Elettrica Nazionale S.p.A.	31,466
	TOTAL ITALY	443,158

JAPAN - 22.7%
1,200	Aeon Co Ltd	17,785
1,200	AEON Financial Service Co Ltd	23,061
800	Aeon Mall Co Ltd	13,605
900	Aisin Seiki Co Ltd	44,080
3,000	Ajinomoto Co, Inc	58,459
1,200	Alfresa Holdings Corp	21,669
1,000	All Nippon Airways Co Ltd	3,012
400	Amada Co Ltd	4,756
3,000	Asahi Glass Co Ltd	25,994
7,000	Asahi Kasei Corp	66,749
600	Asics Corp	10,619
8,900	Astellas Pharma, Inc	117,365
800	Casio Computer Co Ltd	11,275
800	Central Japan Railway Co	134,167
3,300	Chugai Pharmaceutical Co Ltd	117,262
1,700	Daicel Chemical Industries Ltd	19,515
1,400	Daikin Industries Ltd	136,113
1,800	Daiwa House Industry Co Ltd	53,512
3,200	Denso Corp	138,104
600	Dentsu, Inc	33,868
1,700	East Japan Railway Co	152,562
1,200	Eisai Co Ltd	63,096
200	Fast Retailing Co Ltd	65,324
3,500	Fuji Heavy Industries Ltd	132,692
1,300	Fujifilm Holdings Corp	48,249
11,000	Fujitsu Ltd	68,665
1,800	Hino Motors Ltd	22,585
400	Hitachi Chemical Co Ltd	11,456
400	Hitachi Construction Machinery Co Ltd	10,312
100	Hitachi High-Technologies Corp	3,992
5,300	Hitachi Metals Ltd	74,223
7,200	Honda Motor Co Ltd	209,561
4,700	Inpex Holdings, Inc	45,037
1,000	Kajima Corp	6,790
1,000	Kaneka Corp	7,885
300	Kansai Paint Co Ltd	6,641
1,800	Kao Corp	99,331
12,000	Kawasaki Heavy Industries Ltd	36,331
7,000	KDDI Corp	185,598
400	Keyence Corp	160,806
141

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

1,000		Kikkoman Corp	$30,776
5,800	*	Kobe Steel Ltd	51,527
5,200		Komatsu Ltd	138,952
2,100		Konica Minolta Holdings, Inc	18,590
5,900		Kubota Corp	92,942
600		Kuraray Co Ltd	9,683
1,600		Kyocera Corp	90,616
2,000		Kyowa Hakko Kogyo Co Ltd	34,362
200		Marui Co Ltd	2,739
11,300		Matsushita Electric Industrial Co Ltd	135,128
4,100		Mazda Motor Corp	60,566
7,800		Mitsubishi Corp	168,325
11,900		Mitsubishi Electric Corp	166,081
4,000		Mitsubishi Estate Co Ltd	76,591
3,000		Mitsubishi Materials Corp	89,330
6,000		Mitsubishi UFJ Lease & Finance Co Ltd	31,355
11,000		Mitsui Chemicals, Inc	56,284
4,000		Mitsui Fudosan Co Ltd	88,009
7,000		Mitsui OSK Lines Ltd	21,431
2,700		Mitsui Trust Holdings, Inc	92,490
112,200		Mizuho Financial Group, Inc	205,094
900		Murata Manufacturing Co Ltd	120,893
10,000		NEC Corp	24,865
1,000		NGK Insulators Ltd	21,396
1,500		NGK Spark Plug Co Ltd	32,531
400		Nikon Corp	5,710
3,500		Nippon Telegraph & Telephone Corp	149,995
8,000		Nippon Yusen Kabushiki Kaisha	16,085
15,900		Nissan Motor Co Ltd	151,457
500		Nissin Food Products Co Ltd	28,631
900		Nitto Denko Corp	67,771
2,400		NKSJ Holdings, Inc	90,697
400		Nomura Real Estate Holdings, Inc	6,766
100		Nomura Research Institute Ltd	3,482
4,700		NSK Ltd	64,273
5,300		NTT DoCoMo, Inc	128,244
700		Obayashi Corp	6,796
1,100		Omron Corp	46,054
600		Oriental Land Co Ltd	34,461
3,000		Osaka Gas Co Ltd	11,230
18,200		Resona Holdings, Inc	101,177
1,000		Santen Pharmaceutical Co Ltd	14,071
400		Secom Co Ltd	29,049
600		Sekisui Chemical Co Ltd	10,070
1,600		Sekisui House Ltd	26,579
2,600		Seven & I Holdings Co Ltd	109,808
1,900		Shin-Etsu Chemical Co Ltd	165,143
2,600		Shionogi & Co Ltd	133,894
500		Shiseido Co Ltd	13,545
2,100		Shoei Co Ltd	19,805
1,600		Showa Shell Sekiyu KK	15,453
5,100		Sony Corp	175,003
300		Stanley Electric Co Ltd	8,785
142

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES	COMPANY	VALUE

17,000	Sumitomo Chemical Co Ltd	$95,939
9,200	Sumitomo Corp	122,943
1,300	Sumitomo Dainippon Pharma Co Ltd	21,350
2,900	Sumitomo Electric Industries Ltd	47,363
2,000	Sumitomo Heavy Industries Ltd	13,952
8,000	Sumitomo Metal Mining Co Ltd	108,332
5,900	Sumitomo Mitsui Financial Group, Inc	219,070
1,200	Sumitomo Rubber Industries, Inc	21,598
1,200	Suntory Beverage & Food Ltd	54,065
500	Suzuken Co Ltd	16,546
900	Sysmex Corp	54,817
4,300	T&D Holdings, Inc	63,939
3,500	Takeda Pharmaceutical Co Ltd	167,908
400	TDK Corp	24,782
500	Teijin Ltd	9,688
1,000	Toho Gas Co Ltd	7,148
700	Tokyo Electron Ltd	84,976
15,000	Tokyo Gas Co Ltd	69,643
3,000	Tokyu Corp	21,488
3,300	Tokyu Fudosan Holdings Corp	18,022
4,000	Toray Industries, Inc	35,401
400	Toto Ltd	15,261
300	Toyo Suisan Kaisha Ltd	11,267
1,800	Toyota Industries Corp	89,666
2,000	Toyota Tsusho Corp	63,146
800	Yakult Honsha Co Ltd	45,597
100	Yamaha Corp	2,774
2,100	Yamaha Motor Co Ltd	49,872
1,400	Yaskawa Electric Corp	26,760
200	Yokogawa Electric Corp	3,091
	TOTAL JAPAN	7,543,100

LUXEMBOURG - 0.3%
1,243	SES Global S.A.	27,168
4,169	Tenaris S.A.	65,128
	TOTAL LUXEMBOURG	92,296

NETHERLANDS - 3.4%
14,933	Aegon NV	76,216
1,446	Akzo Nobel NV	126,470
1,651	ASML Holding NV	218,310
582	DSM NV	41,647
1,484	EXOR NV	83,299
99	Gemalto NV	5,543
15,036	ING Groep NV	245,080
4,706	Koninklijke Ahold Delhaize NV	97,486
3,851	Koninklijke Philips Electronics NV	132,985
938	Koninklijke Vopak NV	42,330
633	NN Group NV	20,987
7,090	Royal KPN NV	20,497
115	Wolters Kluwer NV	4,880
	TOTAL NETHERLANDS	1,115,730
143

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

NEW ZEALAND - 0.2%
4,092		Auckland International Airport Ltd	$19,390
3,166		Fletcher Building Ltd	18,579
13,018	*	Meridian Energy Ltd	24,745
2,064		Ryman Healthcare Ltd	12,225
		TOTAL NEW ZEALAND	74,939

NORWAY - 1.2%
4,552		DNB NOR Holding ASA	71,040
19,097		Norsk Hydro ASA	108,827
2,594	*	Orkla ASA	23,535
783		PAN Fish ASA	13,028
7,763		Statoil ASA	127,848
2,321		Telenor ASA	37,493
		TOTAL NORWAY	381,771

PORTUGAL - 0.3%
9,732		Energias de Portugal S.A.	32,118
4,779		Galp Energia SGPS S.A.	74,270
29		Jeronimo Martins SGPS S.A.	532
		TOTAL PORTUGAL	106,920

SINGAPORE - 1.8%
5,260		Ascendas REIT	9,640
25,600		CapitaLand Ltd	68,786
7,100		CapitaMall Trust	10,012
3,300		City Developments Ltd	25,465
10,565		DBS Group Holdings Ltd	145,907
19,200		Global Logistic Properties	39,556
1,300		Jardine Cycle & Carriage Ltd	43,993
19,400		Keppel Corp Ltd	90,201
1,500		Singapore Airlines Ltd	10,989
51,300		Singapore Telecommunications Ltd	137,345
		TOTAL SINGAPORE	581,894

SOUTH AFRICA - 0.6%
10,181		Investec plc	75,426
4,995	e	Mediclinic International plc	53,103
2,733		Mondi plc	70,707
		TOTAL SOUTH AFRICA	199,236

SPAIN - 3.2%
1,436		Amadeus IT Holding S.A.	77,500
26,786		Banco Bilbao Vizcaya Argentaria S.A.	214,601
42,016		Banco de Sabadell S.A.	80,814
29,422		CaixaBank S.A.	133,589
82		Enagas	2,155
2,047		Ferrovial S.A.	43,545
27,308		Iberdrola S.A.	196,311
3,860		Industria De Diseno Textil S.A.	147,920
1,014		Red Electrica Corp S.A.	19,762
8,832		Repsol YPF S.A.	139,398
		TOTAL SPAIN	1,055,595
144

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

SWEDEN - 3.5%
61		Alfa Laval AB	$1,250
3,048	e	Assa Abloy AB	65,974
3,614		Atlas Copco AB (A Shares)	135,001
3,131		Atlas Copco AB (B Shares)	104,043
4,054		Boliden AB	115,816
225		Electrolux AB (Series B)	6,677
12,818		Ericsson (LM) (B Shares)	83,276
2,532		Hennes & Mauritz AB (B Shares)	62,693
602		Industrivarden AB	13,999
15,711		Nordea Bank AB	193,227
2,665		Sandvik AB	42,725
5,259		Skandinaviska Enskilda Banken AB (Class A)	60,559
575		SKF AB (B Shares)	12,618
4,425		Svenska Handelsbanken AB	62,782
2,784		Swedbank AB (A Shares)	65,981
14,416		TeliaSonera AB	58,692
5,161		Volvo AB (B Shares)	84,284
		TOTAL SWEDEN	1,169,597

SWITZERLAND - 8.9%
8,185		ABB Ltd	200,567
523	*	Actelion Ltd	148,096
1,478		Adecco S.A.	109,818
1,267		Aryzta AG.	41,134
2,597		Coca-Cola HBC AG.	72,049
65		Givaudan S.A.	125,236
2,544		Holcim Ltd	144,266
332		Kuehne & Nagel International AG.	50,210
14		Lindt & Spruengli AG.	78,723
587	*	Lonza Group AG.	120,106
6,570		Novartis AG.	505,792
2,021		Roche Holding AG.	528,824
39		SGS S.A.	87,821
21		Sika AG.	134,030
1,791		Swiss Re Ltd	155,780
238		Swisscom AG.	103,788
1,953		Wolseley plc	124,127
724		Zurich Financial Services AG.	200,358
		TOTAL SWITZERLAND	2,930,725

UNITED KINGDOM - 16.6%
11,639		3i Group plc	119,614
12,030		Aberdeen Asset Management plc	43,468
3,547		Associated British Foods plc	129,143
22,859		Aviva plc	155,450
8,363		Barratt Developments plc	62,753
768		Berkeley Group Holdings plc	32,392
8,809		British Land Co plc	74,904
44,929		BT Group plc	177,242
1,640		Bunzl plc	51,125
145

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

4,338		Burberry Group plc	$90,657
6,342		Capita Group plc	45,711
11,478		CNH Industrial NV	126,574
1,114		Coca-Cola European Partners plc	42,154
613	*	Croda International plc	29,880
312		DCC plc	28,809
1,361		easyJet plc	20,587
16,773		GlaxoSmithKline plc	337,604
5,537		Hammerson plc	42,128
2,200	*	InterContinental Hotels Group plc	116,604
620		Intertek Group plc	32,631
10,476		Intu Properties plc	37,416
17,736		ITV plc	48,235
8,117		J Sainsbury plc	28,941
2,331		Johnson Matthey plc	89,915
9,245		Kingfisher plc	40,899
5,380		Land Securities Group plc	77,051
43,493		Legal & General Group plc	138,615
2,198		London Stock Exchange Group plc	96,309
6,930		Marks & Spencer Group plc	32,891
6,942		Meggitt plc	41,573
12,379	g	Merlin Entertainments plc	81,024
16,767		National Grid plc	217,103
651		Next plc	36,289
50,370		Old Mutual plc	126,509
5,871		Pearson plc	48,428
3,460		Petrofac Ltd	36,465
10,397		Prudential plc	230,749
2,248		Reckitt Benckiser Group plc	207,125
1,756		Reed Elsevier NV	33,933
5,397		Reed Elsevier plc	109,423
5,428		RSA Insurance Group plc	41,877
1,768		Schroders plc	73,008
7,659		Scottish & Southern Energy plc	137,972
3,709		Segro plc	23,329
9,639		Sky plc	123,825
17,029	*	Standard Chartered plc	159,143
12,757		Standard Life plc	60,043
6,066		Tate & Lyle plc	59,488
18,702		Taylor Wimpey plc	48,444
51,339	*	Tesco plc	121,838
1,549		Travis Perkins plc	32,306
4,604		Unilever NV	241,183
4,656		Unilever plc	239,543
8,385		United Utilities Group plc	105,670
9,798	d	Vodafone Group plc (ADR)	256,610
1,731		Whitbread plc	90,440
6,886		WM Morrison Supermarkets plc	21,391
6,925		WPP plc	148,289
		TOTAL UNITED KINGDOM	5,502,722

UNITED STATES - 0.3%
3,610	*	QIAGEN NV	108,145
		TOTAL UNITED STATES	108,145

		TOTAL COMMON STOCKS	32,608,861
		(Cost $31,239,349)
146

TIAA-CREF FUNDS - Social Choice International Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.0%

GOVERNMENT AGENCY DEBT - 1.0%
$350,000	d	Federal Home Loan Bank (FHLB)	0.680%	05/01/17	$350,000
		TOTAL GOVERNMENT AGENCY DEBT			350,000

		TOTAL SHORT-TERM INVESTMENTS			350,000
		(Cost $350,000)
		TOTAL INVESTMENTS - 99.5%			32,958,861
		(Cost $31,589,349)
		OTHER ASSETS & LIABILITIES, NET - 0.5%			158,564
		NET ASSETS - 100.0%			$33,117,425

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $113,179.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2017, the aggregate value of these securities amounted to $81,024 or 0.2% of net assets.
147

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2017

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$7,354,907	22.2%
INDUSTRIALS	4,746,985	14.3
CONSUMER DISCRETIONARY	4,329,648	13.1
HEALTH CARE	3,496,828	10.6
MATERIALS	2,971,080	9.0
CONSUMER STAPLES	2,850,172	8.6
INFORMATION TECHNOLOGY	1,590,065	4.8
TELECOMMUNICATION SERVICES	1,469,419	4.4
ENERGY	1,291,484	3.9
REAL ESTATE	1,285,093	3.9
UTILITIES	1,223,180	3.7
SHORT-TERM INVESTMENTS	350,000	1.0
OTHER ASSETS & LIABILITIES, NET	158,564	0.5

NET ASSETS	$33,117,425	100.0%
148

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.0%
50,250		Adient plc	$3,696,390
46,467	*	American Axle & Manufacturing Holdings, Inc	817,355
115,411		BorgWarner, Inc	4,879,577
28,890		Cooper Tire & Rubber Co	1,106,487
7,728	*	Cooper-Standard Holding, Inc	873,805
80,945		Dana Holding Corp	1,571,952
146,240		Delphi Automotive plc	11,757,696
20,495	*	Dorman Products, Inc	1,704,159
2,110,051		Ford Motor Co	24,202,285
12,970	*	Fox Factory Holding Corp	389,748
769,018		General Motors Co	26,638,784
147,781		Gentex Corp	3,051,678
17,656	*	Gentherm, Inc	655,920
141,851		Goodyear Tire & Rubber Co	5,139,262
95,227		Harley-Davidson, Inc	5,409,846
13,381	*	Horizon Global Corp	188,538
12,533		LCI Industries, Inc	1,267,713
38,130		Lear Corp	5,439,626
27,176	*	Modine Manufacturing Co	328,830
8,720	*	Motorcar Parts of America, Inc	264,390
20,047		Spartan Motors, Inc	165,388
11,059		Standard Motor Products, Inc	562,129
12,077	*	Stoneridge, Inc	236,830
1,415		Strattec Security Corp	45,492
12,118		Superior Industries International, Inc	263,566
28,897		Tenneco, Inc	1,821,378
68,018	*	Tesla, Inc	21,362,413
25,364		Thor Industries, Inc	2,439,510
13,047		Tower International, Inc	353,574
3,070		Unique Fabricating, Inc	35,643
22,231		Visteon Corp	2,288,681
12,900		Winnebago Industries, Inc	370,230
6,207	*,e	Workhorse Group, Inc	12,662
		TOTAL AUTOMOBILES & COMPONENTS	129,341,537

BANKS - 6.7%
6,433		1st Source Corp	310,778
5,846		Access National Corp	165,617
3,009		ACNB Corp	93,128
5,241	*	Allegiance Bancshares, Inc	204,661
3,144		American National Bankshares, Inc	120,730
16,401		Ameris Bancorp	772,487
3,475	e	Ames National Corp	107,377
4,695		Arrow Financial Corp	160,804
149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

63,588		Associated Banc-Corp	$1,583,341
84,004		Astoria Financial Corp	1,712,842
8,335	*	Atlantic Capital Bancshares, Inc	163,366
26,495	e	Banc of California, Inc	574,941
3,811		Bancfirst Corp	366,046
30,368		Banco Latinoamericano de Exportaciones S.A. (Class E)	870,954
38,151		Bancorpsouth, Inc	1,161,698
19,189		Bank Mutual Corp	176,539
5,667,049		Bank of America Corp	132,268,924
28,857		Bank of Hawaii Corp	2,351,268
2,316		Bank of Marin Bancorp	146,255
6,427		Bank of NT Butterfield & Son Ltd	213,698
58,530		Bank of the Ozarks, Inc	2,778,419
7,344		BankFinancial Corp	108,544
48,616		BankUnited	1,715,659
2,566		Bankwell Financial Group, Inc	92,735
19,110		Banner Corp	1,054,872
6,907		Bar Harbor Bankshares	212,666
435,146		BB&T Corp	18,789,604
6,029		Bear State Financial, Inc	56,552
34,168		Beneficial Bancorp, Inc	546,688
15,102		Berkshire Hills Bancorp, Inc	566,325
11,500		Blue Hills Bancorp, Inc	208,150
18,329		BNC Bancorp	613,105
32,556	*,e	BofI Holding, Inc	777,763
12,602		BOK Financial Corp	1,062,223
33,474		Boston Private Financial Holdings, Inc	522,194
8,056		Bridge Bancorp, Inc	292,030
33,112		Brookline Bancorp, Inc	481,780
8,081		Bryn Mawr Bank Corp	346,675
3,755	*	BSB Bancorp, Inc	109,458
1,549		C&F Financial Corp	77,450
7,531		Camden National Corp	321,950
10,587		Capital Bank Financial Corp	439,360
4,271		Capital City Bank Group, Inc	88,025
113,867		Capitol Federal Financial	1,665,874
4,967		Carolina Financial Corp	153,282
11,872	*	Cascade Bancorp	88,803
36,003		Cathay General Bancorp	1,369,914
22,222		Centerstate Banks of Florida, Inc	560,661
8,558		Central Pacific Financial Corp	267,694
4,092		Central Valley Community Bancorp	92,929
1,649		Century Bancorp, Inc	103,969
8,748		Charter Financial Corp	160,526
34,513		Chemical Financial Corp	1,637,642
1,442		Chemung Financial Corp	54,782
120,787		CIT Group, Inc	5,593,646
1,534,269		Citigroup, Inc	90,705,983
5,032		Citizens & Northern Corp	116,994
288,330		Citizens Financial Group, Inc	10,584,594
6,773		City Holding Co	481,493
10,322		Clifton Bancorp, Inc	172,377
5,791		CNB Financial Corp	138,347
150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,885		CoBiz, Inc	$293,851
3,855		Codorus Valley Bancorp, Inc	111,756
37,950		Columbia Banking System, Inc	1,499,404
89,827		Comerica, Inc	6,350,769
61,027		Commerce Bancshares, Inc	3,353,434
33,347	e	Community Bank System, Inc	1,865,765
6,977		Community Trust Bancorp, Inc	313,616
11,785		ConnectOne Bancorp, Inc	261,627
2,437		County Bancorp, Inc	66,896
6,901	*	CU Bancorp	257,235
28,081		Cullen/Frost Bankers, Inc	2,650,566
11,525	*	Customers Bancorp, Inc	356,468
65,768		CVB Financial Corp	1,416,643
15,318		Dime Community Bancshares	297,935
21,743	*	Eagle Bancorp, Inc	1,302,406
70,051		East West Bancorp, Inc	3,801,668
3,160		Enterprise Bancorp, Inc	110,632
11,187		Enterprise Financial Services Corp	472,651
2,384	*	Equity Bancshares, Inc	75,263
4,031		ESSA Bancorp, Inc	60,989
55,447	*	Essent Group Ltd	2,052,093
38,938		EverBank Financial Corp	759,291
2,904		Farmers Capital Bank Corp	120,516
11,953		Farmers National Banc Corp	170,928
3,651	*	FB Financial Corp	132,312
14,519	*	FCB Financial Holdings, Inc	686,023
6,393		Federal Agricultural Mortgage Corp (Class C)	364,721
10,179		Fidelity Southern Corp	229,231
398,398		Fifth Third Bancorp	9,732,863
5,686		Financial Institutions, Inc	190,481
12,544		First Bancorp (NC)	376,822
67,986	*	First Bancorp (Puerto Rico)	399,758
3,643		First Bancorp, Inc	98,252
15,209		First Busey Corp	455,510
3,244		First Business Financial Services, Inc	86,193
4,890		First Citizens Bancshares, Inc (Class A)	1,702,013
43,405		First Commonwealth Financial Corp	560,359
6,839		First Community Bancshares, Inc	180,960
6,078	*	First Community Financial Partners, Inc	79,318
6,547		First Connecticut Bancorp	174,805
3,699		First Defiance Financial Corp	198,414
29,861		First Financial Bancorp	825,657
50,300	e	First Financial Bankshares, Inc	2,009,485
4,551		First Financial Corp	222,089
4,121		First Financial Northwest, Inc	64,617
12,948	*	First Foundation, Inc	203,284
15,036		First Hawaiian, Inc	447,622
106,441		First Horizon National Corp	1,953,192
2,693		First Internet Bancorp	79,578
9,611		First Interstate Bancsystem, Inc	362,815
19,713		First Merchants Corp	815,724
2,943		First Mid-Illinois Bancshares, Inc	95,971
38,814		First Midwest Bancorp, Inc	881,466
151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,317	*,e	First NBC Bank Holding Co	$24,690
5,007	*	First Northwest Bancorp	82,415
10,183		First of Long Island Corp	276,978
88,875		First Republic Bank	8,217,382
10,681	*	Flagstar Bancorp, Inc	312,312
11,966		Flushing Financial Corp	352,758
154,633		FNB Corp	2,201,974
4,591	*	Franklin Financial Network, Inc	186,165
125,104		Fulton Financial Corp	2,308,169
10,307		German American Bancorp, Inc	338,878
37,114		Glacier Bancorp, Inc	1,253,711
5,092		Great Southern Bancorp, Inc	255,364
29,976		Great Western Bancorp, Inc	1,235,011
4,011	*	Green Bancorp, Inc	72,198
5,658		Guaranty Bancorp	142,299
39,744		Hancock Holding Co	1,856,045
12,696		Hanmi Financial Corp	368,819
10,567		Heartland Financial USA, Inc	507,216
12,384		Heritage Commerce Corp	176,843
14,020		Heritage Financial Corp	370,128
50,470		Hilltop Holdings, Inc	1,403,571
689		Hingham Institution for Savings	123,669
2,808		Home Bancorp, Inc	104,289
58,908		Home Bancshares, Inc	1,499,209
12,284	*	HomeStreet, Inc	319,384
8,420	*	HomeTrust Bancshares, Inc	210,500
62,060		Hope Bancorp, Inc	1,136,319
7,909		Horizon Bancorp	213,464
551,922		Huntington Bancshares, Inc	7,097,717
22,792		IBERIABANK Corp	1,808,545
3,645	*	Impac Mortgage Holdings, Inc	52,123
12,342		Independent Bank Corp (MA)	781,249
9,223		Independent Bank Corp (MI)	205,673
5,695		Independent Bank Group, Inc	342,554
26,696		International Bancshares Corp	998,430
170,376		Investors Bancorp, Inc	2,359,708
1,984,257		JPMorgan Chase & Co	172,630,359
62,251		Kearny Financial Corp	908,865
601,559		Keycorp	10,972,436
18,503		Lakeland Bancorp, Inc	359,883
14,457		Lakeland Financial Corp	660,107
4,465		LCNB Corp	98,900
22,639		LegacyTexas Financial Group, Inc	855,981
8,843	*,e	LendingTree, Inc	1,245,979
9,830	e	Live Oak Bancshares, Inc	237,394
78,721		M&T Bank Corp	12,234,031
12,652		Macatawa Bank Corp	121,080
11,159		MainSource Financial Group, Inc	381,638
35,009		MB Financial, Inc	1,488,233
8,948		MBT Financial Corp	100,218
6,978		Mercantile Bank Corp	234,670
1,972		Merchants Bancshares, Inc	98,206
33,771		Meridian Bancorp, Inc	592,681
152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,177		Meta Financial Group, Inc	$354,627
224,161	*	MGIC Investment Corp	2,362,657
1,950		Midland States Bancorp, Inc	67,275
3,997		MidWestOne Financial Group, Inc	138,696
2,513		MutualFirst Financial, Inc	82,803
16,489		National Bank Holdings Corp	520,558
2,810	e	National Bankshares, Inc	118,160
4,061	*	National Commerce Corp	157,161
16,262	*,e	Nationstar Mortgage Holdings, Inc	261,981
20,562		NBT Bancorp, Inc	785,057
304,182		New York Community Bancorp, Inc	4,042,579
3,552	*	Nicolet Bankshares, Inc	175,114
26,816	*	NMI Holdings, Inc	311,066
23,793		Northfield Bancorp, Inc	437,315
3,306		Northrim BanCorp, Inc	105,792
90,772		Northwest Bancshares, Inc	1,465,060
17,495		OceanFirst Financial Corp	483,737
23,883		OFG Bancorp	279,431
4,255		Old Line Bancshares, Inc	118,119
64,572		Old National Bancorp	1,084,810
11,628		Old Second Bancorp, Inc	139,536
8,781		Opus Bank	198,012
35,345		Oritani Financial Corp	599,098
3,502		Orrstown Financial Services, Inc	75,118
9,324		Pacific Continental Corp	233,100
16,341	*	Pacific Premier Bancorp, Inc	597,264
72,344		PacWest Bancorp	3,573,070
10,915		Park National Corp	1,150,768
25,387		Park Sterling Bank	312,260
7,363		Peapack Gladstone Financial Corp	236,058
1,915		Penns Woods Bancorp, Inc	79,855
5,122	*	PennyMac Financial Services, Inc	84,513
7,855		Peoples Bancorp, Inc	262,985
3,001		Peoples Financial Services Corp	134,865
205,475		People’s United Financial, Inc	3,589,648
6,152		People’s Utah Bancorp	162,413
26,058	*	PHH Corp	336,148
29,714		Pinnacle Financial Partners, Inc	1,901,696
270,321		PNC Financial Services Group, Inc	32,370,940
57,190		Popular, Inc	2,396,833
5,949		Preferred Bank	315,237
4,455		Premier Financial Bancorp, Inc	95,471
52,752		PrivateBancorp, Inc	3,047,483
32,606		Prosperity Bancshares, Inc	2,191,123
2,962		Provident Financial Holdings, Inc	56,959
31,966		Provident Financial Services, Inc	821,206
5,576		QCR Holdings, Inc	254,266
110,944		Radian Group, Inc	1,872,735
675,993		Regions Financial Corp	9,294,904
19,695		Renasant Corp	835,068
4,212		Republic Bancorp, Inc (Class A)	151,548
15,691	*	Republic First Bancorp, Inc	134,943
16,780		S&T Bancorp, Inc	603,409
153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,418		Sandy Spring Bancorp, Inc	$493,828
14,091	*	Seacoast Banking Corp of Florida	341,002
25,087		ServisFirst Bancshares, Inc	948,289
5,605		SI Financial Group, Inc	83,795
5,108		Sierra Bancorp	128,058
28,903	*	Signature Bank	4,001,620
14,281		Simmons First National Corp (Class A)	780,457
15,850		South State Corp	1,397,177
2,686	*	Southern First Bancshares, Inc	90,518
2,726		Southern Missouri Bancorp, Inc	90,776
5,361		Southern National Bancorp of Virginia, Inc	97,624
11,996		Southside Bancshares, Inc	416,501
7,722		Southwest Bancorp, Inc	200,386
17,135		State Bank & Trust Co	460,246
65,912		Sterling Bancorp/DE	1,532,454
12,872		Stock Yards Bancorp, Inc	527,752
5,678		Stonegate Bank	260,620
4,018		Summit Financial Group, Inc	87,874
5,433		Sun Bancorp, Inc	135,553
265,318		SunTrust Banks, Inc	15,072,716
31,587	*	SVB Financial Group	5,557,417
67,263		Synovus Financial Corp	2,811,593
67,434		TCF Financial Corp	1,113,335
3,666		Territorial Bancorp, Inc	113,463
28,042	*	Texas Capital Bancshares, Inc	2,133,996
66,172		TFS Financial Corp	1,094,485
31,785	*	The Bancorp, Inc	205,013
10,111		Tompkins Trustco, Inc	835,876
27,394		TowneBank	888,935
9,011		Trico Bancshares	319,530
8,498	*	Tristate Capital Holdings, Inc	211,600
7,756	*	Triumph Bancorp, Inc	173,734
43,902		Trustco Bank Corp NY	349,021
36,220		Trustmark Corp	1,203,228
21,800		UMB Financial Corp	1,580,282
106,950		Umpqua Holdings Corp	1,889,806
20,968		Union Bankshares Corp	717,944
1,900	e	Union Bankshares, Inc	79,895
55,697	e	United Bankshares, Inc	2,222,323
37,399		United Community Banks, Inc	1,022,863
19,365		United Community Financial Corp	165,377
24,764		United Financial Bancorp, Inc (New)	427,674
11,444		Univest Corp of Pennsylvania	346,753
884,044		US Bancorp	45,333,776
183,143		Valley National Bancorp	2,153,762
4,072	*	Veritex Holdings, Inc	109,700
14,947	*	Walker & Dunlop, Inc	670,373
51,702		Washington Federal, Inc	1,742,357
7,198		Washington Trust Bancorp, Inc	354,142
3,940		WashingtonFirst Bankshares, Inc	110,832
13,586		Waterstone Financial, Inc	258,134
42,956		Webster Financial Corp	2,182,594
2,521,575		Wells Fargo & Co	135,761,598
154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,096		WesBanco, Inc	$879,642
6,091		West Bancorporation, Inc	141,920
23,741	e	Westamerica Bancorporation	1,306,230
45,525	*	Western Alliance Bancorp	2,180,647
7,045		Western New England Bancorp, Inc	73,972
23,570		Wintrust Financial Corp	1,670,170
100,521	*	WMIH Corp	150,781
12,825		WSFS Financial Corp	605,340
1,525	*	Xenith Bankshares, Inc	41,205
103,123		Zions Bancorporation	4,128,014
		TOTAL BANKS	916,712,656

CAPITAL GOODS - 7.7%
314,131		3M Co	61,516,274
92,789		A.O. Smith Corp	4,999,471
25,084		Aaon, Inc	919,329
17,331		AAR Corp	623,743
31,323		Actuant Corp (Class A)	855,118
22,957		Acuity Brands, Inc	4,042,728
19,055		Advanced Drainage Systems, Inc	439,218
83,709	*	Aecom Technology Corp	2,863,685
20,604	*	Aegion Corp	470,183
28,687	*	Aerojet Rocketdyne Holdings, Inc	642,876
9,931	*	Aerovironment, Inc	283,729
37,877		AGCO Corp	2,423,749
53,067		Air Lease Corp	2,023,975
28,765		Aircastle Ltd	679,429
4,528		Alamo Group, Inc	357,984
13,760		Albany International Corp (Class A)	670,800
49,862		Allegion plc	3,921,148
4,289		Allied Motion Technologies, Inc	97,103
75,986		Allison Transmission Holdings, Inc	2,939,138
13,520		Altra Holdings, Inc	596,908
13,315	*	Ameresco, Inc	85,882
6,730	e	American Railcar Industries, Inc	282,323
6,024	*,e	American Superconductor Corp	31,385
8,421	*	American Woodmark Corp	773,890
120,639		Ametek, Inc	6,900,551
15,417		Apogee Enterprises, Inc	840,226
19,204		Applied Industrial Technologies, Inc	1,229,056
240,385		Arconic, Inc	6,569,722
7,663		Argan, Inc	512,272
13,258	*	Armstrong Flooring, Inc	254,421
22,523	*	Armstrong World Industries, Inc	1,052,950
10,728		Astec Industries, Inc	679,619
14,163	*	Astronics Corp	460,439
8,437	*	Atkore International Group, Inc	221,556
28,319	*,e	Axon Enterprise, Inc	696,081
12,795		AZZ, Inc	755,545
25,276	*	Babcock & Wilcox Enterprises, Inc	236,836
26,136		Barnes Group, Inc	1,436,696
31,619	*	Beacon Roofing Supply, Inc	1,567,354
28,835	*	BMC Stock Holdings, Inc	671,855
155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

327,501		Boeing Co	$60,532,010
22,014		Briggs & Stratton Corp	550,130
45,833	*	Builders FirstSource, Inc	733,786
50,607		BWX Technologies, Inc	2,488,346
12,849	*	Caesarstone Sdot-Yam Ltd	510,105
11,643	*	CAI International, Inc	240,079
33,345		Carlisle Cos, Inc	3,380,850
305,909		Caterpillar, Inc	31,282,254
14,772	*	Chart Industries, Inc	539,326
56,092		Chicago Bridge & Iron Co NV	1,687,247
9,365		CIRCOR International, Inc	624,739
53,534	*	Colfax Corp	2,166,521
11,883		Columbus McKinnon Corp	310,503
19,570		Comfort Systems USA, Inc	718,219
16,862	*	Continental Building Products Inc	410,590
25,402		Crane Co	2,029,874
7,120	*	CSW Industrials, Inc	252,048
12,289		Cubic Corp	637,799
89,304		Cummins, Inc	13,479,546
22,615		Curtiss-Wright Corp	2,113,598
171,705		Deere & Co	19,163,995
34,081	*	DigitalGlobe, Inc	1,097,408
6,313		DMC Global, Inc	96,589
65,833		Donaldson Co, Inc	3,046,751
12,538		Douglas Dynamics, Inc	399,962
82,808		Dover Corp	6,531,895
7,506	*	Ducommun, Inc	220,601
8,929	*	DXP Enterprises, Inc	325,730
16,667	*,e	Dycom Industries, Inc	1,761,035
249,467		Eaton Corp	18,869,684
31,606		EMCOR Group, Inc	2,077,778
358,638		Emerson Electric Co	21,618,699
9,755		Encore Wire Corp	431,171
10,434	*,e	Energous Corp	131,677
22,942	*	Energy Recovery, Inc	193,630
23,231		EnerSys	1,930,728
13,686	*	Engility Holdings, Inc	387,998
12,925		EnPro Industries, Inc	913,151
63,407		Equifax, Inc	8,579,601
13,195		ESCO Technologies, Inc	776,526
15,355	*	Esterline Technologies Corp	1,404,215
155,635		Fastenal Co	6,953,772
24,641		Federal Signal Corp	384,646
70,648		Flowserve Corp	3,593,864
75,715		Fluor Corp	3,885,694
163,984		Fortive Corp	10,373,628
77,801		Fortune Brands Home & Security, Inc	4,959,036
6,903	*	Foundation Building Materials, Inc	111,760
24,782		Franklin Electric Co, Inc	1,018,540
11,180		Freightcar America, Inc	146,011
22,457	e	GATX Corp	1,345,174
3,280	*	Gencor Industries, Inc	54,448
34,208	*	Generac Holdings, Inc	1,203,095
156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

27,852		General Cable Corp	$501,336
134,121		General Dynamics Corp	25,991,309
4,808,072		General Electric Co	139,386,007
17,135	*	Gibraltar Industries, Inc	672,549
12,442		Global Brass & Copper Holdings, Inc	443,557
4,519	*	GMS, Inc	163,407
9,996		Gorman-Rupp Co	286,086
29,124		Graco, Inc	3,141,023
4,428		Graham Corp	97,726
21,872		Granite Construction, Inc	1,152,873
41,979	*	Great Lakes Dredge & Dock Corp	191,004
15,693	e	Greenbrier Cos, Inc	681,861
17,223		Griffon Corp	413,352
20,553		H&E Equipment Services, Inc	434,079
5,911		Hardinge, Inc	62,065
44,298	*	Harsco Corp	578,089
17,374	*	HC2 Holdings, Inc	101,464
106,215	*	HD Supply Holdings, Inc	4,280,464
12,669		HEICO Corp	900,368
29,875		HEICO Corp (Class A)	1,831,337
16,675	*	Herc Holdings, Inc	758,212
47,354		Hexcel Corp	2,450,569
28,500		Hillenbrand, Inc	1,051,650
420,492		Honeywell International, Inc	55,143,321
28,632		Hubbell, Inc	3,239,138
25,884		Huntington Ingalls	5,199,837
2,730		Hurco Cos, Inc	79,170
5,520		Hyster-Yale Materials Handling, Inc	331,807
40,491		IDEX Corp	4,241,837
6,045	*	IES Holdings, Inc	120,900
155,895		Illinois Tool Works, Inc	21,527,541
149,060		Ingersoll-Rand plc	13,229,075
10,316		Insteel Industries, Inc	359,100
44,089		ITT, Inc	1,857,470
64,415		Jacobs Engineering Group, Inc	3,537,672
13,736	*	JELD-WEN Holding, Inc	453,700
18,458		John Bean Technologies Corp	1,636,302
503,007		Johnson Controls International plc	20,910,001
5,964		Kadant, Inc	370,663
25,256		Kaman Corp	1,212,541
79,300		KBR, Inc	1,114,165
44,793		Kennametal, Inc	1,862,493
24,267	*,e	KEYW Holding Corp	230,294
31,547	*	KLX, Inc	1,492,173
36,749	*	Kratos Defense & Security Solutions, Inc	280,027
41,979		L3 Technologies, Inc	7,210,733
1,979	*	Lawson Products, Inc	45,022
12,629	*,e	Layne Christensen Co	100,653
21,163		Lennox International, Inc	3,500,149
32,808		Lincoln Electric Holdings, Inc	2,920,896
8,126	e	Lindsay Corp	705,824
139,414		Lockheed Martin Corp	37,565,102
11,159		LSI Industries, Inc	101,212
157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,411	*	Lydall, Inc	$493,136
83,152		Manitowoc Co, Inc	496,417
170,035		Masco Corp	6,294,696
19,091	*	Masonite International Corp	1,588,371
36,501	*	Mastec, Inc	1,611,519
25,157	*	Mercury Systems, Inc	940,369
46,134	*	Meritor, Inc	821,647
30,160	*	Middleby Corp	4,105,681
8,815	*	Milacron Holdings Corp	165,898
6,321		Miller Industries, Inc	160,553
15,534	*	Moog, Inc (Class A)	1,066,409
51,623	*	MRC Global, Inc	941,087
23,394		MSC Industrial Direct Co (Class A)	2,094,465
29,352		Mueller Industries, Inc	940,438
81,301		Mueller Water Products, Inc (Class A)	914,636
8,496	*	MYR Group, Inc	359,041
3,644	e	National Presto Industries, Inc	380,251
27,494	*	Navistar International Corp	739,864
14,901	*	NCI Building Systems, Inc	260,767
7,910	*	Neff Corp	139,216
16,777		NN, Inc	463,045
31,250		Nordson Corp	3,912,500
90,989		Northrop Grumman Corp	22,379,654
61,024	*	NOW, Inc	1,038,018
4,023	*	NV5 Holdings, Inc	155,690
1,327		Omega Flex, Inc	74,538
30,678		Orbital ATK, Inc	3,037,122
16,581	*	Orion Marine Group, Inc	125,187
39,198		Oshkosh Truck Corp	2,719,949
61,599		Owens Corning, Inc	3,748,299
177,145		PACCAR, Inc	11,820,886
77,432		Parker-Hannifin Corp	12,451,066
8,947	*	Patrick Industries, Inc	635,684
89,600		Pentair plc	5,780,096
29,257	*	PGT, Inc	318,901
119,724	*,e	Plug Power, Inc	268,182
13,738	*	Ply Gem Holdings, Inc	264,456
6,494		Powell Industries, Inc	223,978
1,112		Preformed Line Products Co	58,858
22,842		Primoris Services Corp	524,681
14,748	*,e	Proto Labs, Inc	855,384
18,244		Quanex Building Products Corp	372,178
78,775	*	Quanta Services, Inc	2,791,786
17,426		Raven Industries, Inc	540,206
161,208		Raytheon Co	25,021,094
17,285	*	RBC Bearings, Inc	1,733,686
23,901		Regal-Beloit Corp	1,884,594
6,954	e	REV Group, Inc	196,103
41,807	*	Rexnord Corp	1,020,091
74,298		Rockwell Automation, Inc	11,690,790
85,379		Rockwell Collins, Inc	8,887,100
58,374		Roper Industries, Inc	12,766,394
3,027	*	Rush Enterprises, Inc	104,855
158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,569	*	Rush Enterprises, Inc (Class A)	$625,480
20,164		Simpson Manufacturing Co, Inc	841,040
6,318	*	SiteOne Landscape Supply, Inc	302,064
29,583		Snap-On, Inc	4,956,040
5,336	*	Sparton Corp	118,833
66,976		Spirit Aerosystems Holdings, Inc (Class A)	3,828,348
23,678	*	SPX Corp	569,693
20,102	*	SPX FLOW, Inc	726,486
7,474		Standex International Corp	702,182
77,728		Stanley Works	10,582,667
12,517		Sun Hydraulics Corp	486,160
50,428	*,e	Sunrun, Inc	266,764
12,446		Supreme Industries, Inc	249,418
17,731	*	Teledyne Technologies, Inc	2,390,671
8,477		Tennant Co	620,940
57,914		Terex Corp	2,025,832
19,269		Textainer Group Holdings Ltd	288,072
142,996		Textron, Inc	6,672,193
10,125	*,e	The ExOne Company	102,161
20,692	*	Thermon Group Holdings	424,186
38,654		Timken Co	1,865,056
25,845		Titan International, Inc	276,800
10,402	*	Titan Machinery, Inc	164,872
57,727		Toro Co	3,747,637
8,124	*	TPI Composites, Inc	159,637
27,505		TransDigm Group, Inc	6,786,309
16,016	*	Trex Co, Inc	1,172,211
24,146	*	Trimas Corp	554,151
82,674		Trinity Industries, Inc	2,223,931
25,073		Triton International Ltd	767,485
26,805		Triumph Group, Inc	702,291
21,354	*	Tutor Perini Corp	658,771
48,378	*	United Rentals, Inc	5,305,131
423,330		United Technologies Corp	50,372,036
23,137	*	Univar, Inc	690,639
10,687		Universal Forest Products, Inc	1,018,364
46,777	*	USG Corp	1,417,343
11,702		Valmont Industries, Inc	1,782,800
8,033	*	Vectrus, Inc	204,360
4,977	*	Veritiv Corp	257,062
6,360	*	Vicor Corp	114,480
30,289		W.W. Grainger, Inc	5,836,690
49,012		Wabash National Corp	1,116,493
28,636	*	WABCO Holdings, Inc	3,403,961
12,701		Watsco, Inc	1,762,899
14,898		Watts Water Technologies, Inc (Class A)	926,656
65,513	*	Welbilt, Inc	1,343,017
30,521	*	Wesco Aircraft Holdings, Inc	370,830
25,324	*	WESCO International, Inc	1,543,498
46,740	e	Wabtec Corp	3,921,019
2,234	*	Willis Lease Finance Corp	50,734
31,076		Woodward Governor Co	2,102,913
108,441		Xylem, Inc	5,574,952
		TOTAL CAPITAL GOODS	1,048,804,284
159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
28,039		ABM Industries, Inc	$1,211,004
40,054	*	Acacia Research (Acacia Technologies)	218,294
51,156	*	ACCO Brands Corp	728,973
11,387	*	Advanced Disposal Services, Inc	270,783
23,077	*	Advisory Board Co	1,179,235
10,561	*,e	Aqua Metals, Inc	174,257
25,420	*	ARC Document Solutions, Inc	93,546
2,966		Barrett Business Services, Inc	171,020
22,044		Brady Corp (Class A)	858,614
28,256		Brink’s Co	1,734,918
20,096	*	Casella Waste Systems, Inc (Class A)	302,445
24,005	*	CBIZ, Inc	378,079
16,438		Ceco Environmental Corp	185,585
46,537		Cintas Corp	5,699,386
25,423	*	Clean Harbors, Inc	1,477,331
12,801	*,e	Cogint, Inc	67,845
102,780	*	Copart, Inc	3,175,902
106,556		Covanta Holding Corp	1,550,390
4,164		CRA International, Inc	157,982
23,878		Deluxe Corp	1,717,067
18,658		Dun & Bradstreet Corp	2,045,103
64,481	*,m	Dyax Corp	71,574
20,499		Ennis, Inc	360,782
21,996		Essendant, Inc	367,333
14,650		Exponent, Inc	895,848
4,553	*	Franklin Covey Co	96,751
20,255	*	FTI Consulting, Inc	700,621
5,783	*	GP Strategies Corp	156,719
35,949		Healthcare Services Group	1,650,419
9,944		Heidrick & Struggles International, Inc	213,796
5,084	*	Heritage-Crystal Clean, Inc	76,514
30,564		Herman Miller, Inc	1,011,668
23,226	*	Hill International, Inc	94,065
23,647		HNI Corp	1,105,734
10,579	*	Huron Consulting Group, Inc	470,766
8,658	*	ICF International, Inc	382,251
15,602	*	Innerworkings, Inc	165,225
13,441		Insperity, Inc	1,227,835
29,536		Interface, Inc	587,766
75,363		KAR Auction Services, Inc	3,287,334
14,073		Kelly Services, Inc (Class A)	314,109
10,767		Kforce, Inc	244,411
18,271		Kimball International, Inc (Class B)	324,676
25,072		Knoll, Inc	600,725
29,756		Korn/Ferry International	964,094
13,906		LSC Communications, Inc	359,748
34,839		Manpower, Inc	3,518,042
16,679		Matthews International Corp (Class A)	1,143,345
10,372		McGrath RentCorp	361,049
57,537	*,m	Media General, Inc	0
160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,188	*	Mistras Group, Inc	$184,230
23,030		Mobile Mini, Inc	660,961
17,466		MSA Safety, Inc	1,359,728
6,999		Multi-Color Corp	537,523
23,237	*	Navigant Consulting, Inc	556,991
201,952		Nielsen NV	8,306,286
26,194	*	On Assignment, Inc	1,356,063
92,177		Pitney Bowes, Inc	1,225,032
16,427		Quad Graphics, Inc	431,373
127,408		Republic Services, Inc	8,025,430
15,702		Resources Connection, Inc	218,258
65,522		Robert Half International, Inc	3,017,288
69,002		Rollins, Inc	2,679,348
22,513	*	RPX Corp	289,067
39,549		RR Donnelley & Sons Co	497,131
8,308	*	SP Plus Corp	286,211
44,753		Steelcase, Inc (Class A)	763,039
43,332	*	Stericycle, Inc	3,697,953
15,072	*,e	Team, Inc	405,437
28,151		Tetra Tech, Inc	1,237,236
26,360	*	TransUnion	1,055,191
10,028	*	TRC Cos, Inc	175,490
20,620	*	TriNet Group, Inc	606,228
22,868	*	TrueBlue, Inc	625,440
10,497		Unifirst Corp	1,461,182
10,179		US Ecology, Inc	479,940
79,204	*	Verisk Analytics, Inc	6,558,883
9,678		Viad Corp	437,446
4,264		VSE Corp	181,860
18,979	*	WageWorks, Inc	1,400,650
239,836		Waste Management, Inc	17,455,264
22,949		West Corp	612,509
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	110,935,627

CONSUMER DURABLES & APPAREL - 1.4%
11,405		Acushnet Holdings Corp	208,255
30,998	*,e	American Outdoor Brands Corp	686,606
6,685		Bassett Furniture Industries, Inc	200,884
24,298	*	Beazer Homes USA, Inc	301,538
48,165		Brunswick Corp	2,733,364
40,910		CalAtlantic Group, Inc	1,481,760
71,673		Callaway Golf Co	849,325
25,664		Carter’s, Inc	2,362,115
4,480	*	Cavco Industries, Inc	532,000
9,373	*	Century Communities, Inc	255,883
150,313		Coach, Inc	5,920,829
13,284		Columbia Sportswear Co	752,140
44,419	*	CROCS, Inc	276,730
6,375		CSS Industries, Inc	168,045
5,692		Culp, Inc	182,713
17,615	*	Deckers Outdoor Corp	1,049,678
5,945	*	Delta Apparel, Inc	104,216
183,328		DR Horton, Inc	6,029,658
161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,755		Escalade, Inc	$50,129
11,434		Ethan Allen Interiors, Inc	340,733
4,942		Flexsteel Industries, Inc	262,519
24,829	*,e	Fossil Group, Inc	428,300
59,320	*	Garmin Ltd	3,015,829
24,576	*	G-III Apparel Group Ltd	582,451
54,749	*,e	GoPro, Inc	451,679
11,271	*,e	Green Brick Partners, Inc	116,091
206,318		Hanesbrands, Inc	4,499,796
60,910		Hasbro, Inc	6,036,790
22,983	*	Helen of Troy Ltd	2,160,402
7,845		Hooker Furniture Corp	340,865
78,223	*	Hovnanian Enterprises, Inc (Class A)	183,042
26,627	*	Iconix Brand Group, Inc	186,389
12,444	*	Installed Building Products Inc	663,887
14,577	*	iRobot Corp	1,162,370
17,527	*,e	Jakks Pacific, Inc	85,882
3,542		Johnson Outdoors, Inc	128,645
70,272	*	Kate Spade & Co	1,222,733
48,092		KB Home	990,695
25,282		La-Z-Boy, Inc	705,368
68,774		Leggett & Platt, Inc	3,613,386
4,675		Lennar Corp (B Shares)	199,202
90,863		Lennar Corp (Class A)	4,588,582
9,217	*,e	LGI Homes, Inc	293,377
12,555		Libbey, Inc	131,828
3,865		Lifetime Brands, Inc	74,208
52,338	*	Lululemon Athletica, Inc	2,721,576
13,342	*	M/I Homes, Inc	362,369
13,031	*	Malibu Boats Inc	300,234
6,903		Marine Products Corp	82,560
186,720		Mattel, Inc	4,186,262
13,178		MCBC Holdings, Inc	220,732
23,984		MDC Holdings, Inc	743,744
21,175	*	Meritage Homes Corp	824,766
86,887	*	Michael Kors Holdings Ltd	3,243,492
32,443	*	Mohawk Industries, Inc	7,617,292
9,860		Movado Group, Inc	230,724
2,602		Nacco Industries, Inc (Class A)	220,259
17,787	*	Nautilus, Inc	323,723
9,751	*	New Home Co Inc	113,697
255,005		Newell Rubbermaid, Inc	12,173,939
723,259		Nike, Inc (Class B)	40,075,781
1,880	*	NVR, Inc	3,969,150
8,126		Oxford Industries, Inc	471,145
7,374	*	Perry Ellis International, Inc	151,314
44,149		Phillips-Van Heusen Corp	4,460,373
32,431	e	Polaris Industries, Inc	2,765,067
22,085		Pool Corp	2,641,808
177,883		Pulte Homes, Inc	4,032,608
30,341		Ralph Lauren Corp	2,449,126
26,902	*,e	Sequential Brands Group, Inc	90,660
72,088	*	Skechers U.S.A., Inc (Class A)	1,820,222
162

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

29,741	*	Steven Madden Ltd	$1,131,645
17,643	e	Sturm Ruger & Co, Inc	1,066,519
3,027		Superior Uniform Group, Inc	55,212
22,759	*	Taylor Morrison Home Corp	525,733
27,366	*,e	Tempur Sealy International, Inc	1,284,834
84,669		Toll Brothers, Inc	3,047,237
20,924	*	TopBuild Corp	1,071,100
82,645	*	TRI Pointe Homes, Inc	1,028,930
27,465		Tupperware Corp	1,972,262
101,068	*,e	Under Armour, Inc	1,961,730
100,850	*,e	Under Armour, Inc (Class A)	2,167,267
9,279	*	Unifi, Inc	260,462
6,905	*	Universal Electronics, Inc	478,517
11,056	*	Vera Bradley, Inc	101,162
183,202		VF Corp	10,008,325
32,538	*	Vista Outdoor, Inc	636,443
2,514		Weyco Group, Inc	70,291
39,616		Whirlpool Corp	7,355,899
16,241	*,e	William Lyon Homes, Inc	357,302
52,906		Wolverine World Wide, Inc	1,275,564
16,971	*	Zagg, Inc	120,494
		TOTAL CONSUMER DURABLES & APPAREL	188,880,468

CONSUMER SERVICES - 2.3%
8,985	*	American Public Education, Inc	198,568
125,689		ARAMARK Holdings Corp	4,590,162
5,634	*	Ascent Media Corp (Series A)	72,172
45,558	*	Belmond Ltd.	564,919
11,284	*	BJ’s Restaurants, Inc	508,908
56,586		Bloomin’ Brands, Inc	1,227,350
9,783		Bob Evans Farms, Inc	652,917
2,987	*	Bojangles’, Inc	65,565
43,971	*	Boyd Gaming Corp	997,262
6,509	*	Bridgepoint Education, Inc	79,410
27,660	*	Bright Horizons Family Solutions	2,105,479
31,705		Brinker International, Inc	1,401,044
9,748	*	Buffalo Wild Wings, Inc	1,535,797
27,383	*	Caesars Acquisition Co	477,833
32,304	*,e	Caesars Entertainment Corp	358,574
6,499	*	Cambium Learning Group, Inc	31,650
5,751		Capella Education Co	548,070
41,943	*	Career Education Corp	425,721
224,145		Carnival Corp	13,845,437
6,526		Carriage Services, Inc	178,486
29,234	*	Carrols Restaurant Group, Inc	409,276
11,016	*	Century Casinos, Inc	90,662
23,397		Cheesecake Factory	1,501,152
38,833	*,e	Chegg, Inc	349,885
15,281	*	Chipotle Mexican Grill, Inc (Class A)	7,250,376
15,685		Choice Hotels International, Inc	983,449
7,045		Churchill Downs, Inc	1,175,106
9,542	*	Chuy’s Holdings, Inc	284,352
163

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

35,355		ClubCorp Holdings, Inc	$475,525
2,954		Collectors Universe	80,674
9,947	e	Cracker Barrel Old Country Store, Inc	1,593,410
62,531		Darden Restaurants, Inc	5,327,016
19,613	*	Dave & Buster’s Entertainment, Inc	1,255,428
11,445	*	Del Frisco’s Restaurant Group, Inc	196,854
10,843	*	Del Taco Restaurants, Inc	142,585
35,304	*	Denny’s Corp	448,361
34,146		DeVry Education Group, Inc	1,292,426
8,431		DineEquity, Inc	476,689
26,587		Domino’s Pizza, Inc	4,822,616
50,159		Dunkin Brands Group, Inc	2,801,882
9,550	*,e	El Pollo Loco Holdings, Inc	119,852
15,767	*,e	Eldorado Resorts, Inc	301,544
1,317	*	Empire Resorts, Inc	32,925
38,721		Extended Stay America, Inc	675,294
12,714	*	Fiesta Restaurant Group, Inc	309,586
4,866		Golden Entertainment, Inc	68,319
2,290		Graham Holdings Co	1,377,893
23,671	*	Grand Canyon Education, Inc	1,779,112
120,522		H&R Block, Inc	2,987,740
7,201	*	Habit Restaurants, Inc	136,099
26,350	*	Hilton Grand Vacations, Inc	881,934
91,776		Hilton Worldwide Holdings, Inc	5,412,031
70,943	*	Houghton Mifflin Harcourt Co	815,845
16,770	*	Hyatt Hotels Corp	930,735
59,228		ILG, Inc	1,427,987
58,703		International Game Technology plc	1,303,207
12,648		International Speedway Corp (Class A)	469,241
10,279	*	Intrawest Resorts Holdings Inc	242,379
12,178	*,e	Isle of Capri Casinos, Inc	280,825
6,337	*	J Alexander’s Holdings, Inc	69,707
16,913		Jack in the Box, Inc	1,724,619
6,376	*,e	Jamba, Inc	54,324
21,689	*	K12, Inc	408,838
3,281	*,e	Kona Grill, Inc	18,702
46,064	*	La Quinta Holdings, Inc	649,963
196,912		Las Vegas Sands Corp	11,615,839
18,875	*	Laureate Education, Inc	260,664
1,654		Liberty Tax, Inc	23,239
5,845	*	Lindblad Expeditions Holdings, Inc	55,528
8,898	*	Luby’s, Inc	26,160
9,840		Marcus Corp	332,592
175,345		Marriott International, Inc (Class A)	16,556,075
12,168		Marriott Vacations Worldwide Corp	1,340,670
454,084		McDonald’s Corp	63,539,974
256,045		MGM Resorts International	7,863,142
4,064	*	Monarch Casino & Resort, Inc	119,766
1,566	*	Nathan’s Famous, Inc	106,801
10,355	*,e	Noodles & Co	60,577
87,036	*	Norwegian Cruise Line Holdings Ltd	4,693,851
15,468	*	Panera Bread Co (Class A)	4,836,534
13,673		Papa John’s International, Inc	1,080,987
164

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

45,110	*	Penn National Gaming, Inc	$833,633
29,542	*	Pinnacle Entertainment, Inc	607,679
15,128		Planet Fitness, Inc	314,662
14,523	*	Potbelly Corp	202,596
7,530	*	Red Lion Hotels Corp	48,945
6,436	*	Red Robin Gourmet Burgers, Inc	378,115
14,559		Red Rock Resorts, Inc	340,389
17,984	*	Regis Corp	196,205
91,444		Royal Caribbean Cruises Ltd	9,747,930
57,344	*	Ruby Tuesday, Inc	146,227
17,188		Ruth’s Chris Steak House, Inc	342,041
33,919	*	Scientific Games Corp (Class A)	805,576
36,634		SeaWorld Entertainment, Inc	642,194
98,615		Service Corp International	3,177,375
74,165	*	ServiceMaster Global Holdings, Inc	2,825,687
7,607	*,e	Shake Shack, Inc	258,182
37,719		Six Flags Entertainment Corp	2,361,587
22,829	e	Sonic Corp	613,644
25,664	*	Sotheby’s (Class A)	1,215,447
10,246		Speedway Motorsports, Inc	184,940
775,135		Starbucks Corp	46,554,608
879	*	Steak N Shake Co	375,008
5,360		Strayer Education, Inc	464,766
33,962		Texas Roadhouse, Inc (Class A)	1,592,139
21,042		Vail Resorts, Inc	4,159,162
18,380	*,e	Weight Watchers International, Inc	383,774
112,486		Wendy’s	1,658,044
7,134		Wingstop, Inc	209,954
57,698		Wyndham Worldwide Corp	5,499,196
43,438		Wynn Resorts Ltd	5,343,308
190,682	*	Yum China Holdings, Inc	6,506,070
199,165		Yum! Brands, Inc	13,095,099
9,183	*,e	Zoe’s Kitchen, Inc	165,753
		TOTAL CONSUMER SERVICES	307,064,083

DIVERSIFIED FINANCIALS - 4.2%
32,282		Affiliated Managers Group, Inc	5,345,576
23,760		AG Mortgage Investment Trust	450,252
175,016		AGNC Investment Corp	3,687,587
234,160		Ally Financial, Inc	4,636,368
34,739		Altisource Residential Corp	499,547
418,526		American Express Co	33,168,186
80,812		Ameriprise Financial, Inc	10,331,814
535,430		Annaly Capital Management, Inc	6,323,428
50,785		Anworth Mortgage Asset Corp	297,600
35,204		Apollo Commercial Real Estate Finance, Inc	679,085
23,395		Ares Commercial Real Estate Corp	323,553
7,917	e	Arlington Asset Investment Corp (Class A)	115,272
17,917		ARMOUR Residential REIT, Inc	431,262
26,529		Artisan Partners Asset Management, Inc	777,300
2,529		Associated Capital Group, Inc	85,101
4,505		B. Riley Financial, Inc	67,800
583,012		Bank of New York Mellon Corp	27,436,545
165

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

161,003		BGC Partners, Inc (Class A)	$1,832,214
70,330		BlackRock, Inc	27,046,808
255,790		Capital One Financial Corp	20,560,400
53,268		Capstead Mortgage Corp	593,406
51,810		CBOE Holdings, Inc	4,269,662
649,016		Charles Schwab Corp	25,214,272
102,560		Chimera Investment Corp	2,088,122
190,919		CME Group, Inc	22,182,879
14,939		Cohen & Steers, Inc	596,066
13,789	*,e	Cowen Group, Inc	219,245
4,913	*,e	Credit Acceptance Corp	998,567
74,038		CYS Investments, Inc	631,544
1,470		Diamond Hill Investment Group, Inc	297,161
220,425		Discover Financial Services	13,796,401
12,060	*	Donnelley Financial Solutions, Inc	267,973
21,154		Dynex Capital, Inc	146,386
143,710	*	E*TRADE Financial Corp	4,965,181
53,537		Eaton Vance Corp	2,298,343
15,191	*,e	Encore Capital Group, Inc	506,620
13,965	*	Enova International, Inc	198,303
19,023		Evercore Partners, Inc (Class A)	1,402,946
26,489	*	Ezcorp, Inc (Class A)	239,725
20,437		Factset Research Systems, Inc	3,336,545
3,209		FBR & Co	58,083
52,116		Federated Investors, Inc (Class B)	1,397,751
25,954		Financial Engines, Inc	1,103,045
25,595		FirstCash, Inc	1,329,660
36,692	*	FNFV Group	502,680
213,950		Franklin Resources, Inc	9,223,385
18,429		Gain Capital Holdings, Inc	130,662
2,529		GAMCO Investors, Inc (Class A)	72,582
214,787		Goldman Sachs Group, Inc	48,069,331
19,045	*	Green Dot Corp	653,053
21,555		Greenhill & Co, Inc	545,342
17,723		Hannon Armstrong Sustainable Infrastructure Capital, Inc	388,488
12,909		Houlihan Lokey, Inc	432,968
30,972		Interactive Brokers Group, Inc (Class A)	1,078,755
310,951		IntercontinentalExchange Group, Inc	18,719,250
6,188	*	INTL FCStone, Inc	231,122
216,746		Invesco Ltd	7,139,613
53,272		Invesco Mortgage Capital, Inc	868,866
27,808		Investment Technology Group, Inc	553,657
17,320		iShares Russell 2000 Index Fund	2,408,519
19,106	e	iShares Russell 3000 Index Fund	2,700,442
95,651		Janus Capital Group, Inc	1,306,593
21,930	*	KCG Holdings, Inc	436,407
18,136		Ladder Capital Corp	265,330
57,827	*	Ladenburg Thalmann Financial Services, Inc	160,759
65,517		Lazard Ltd (Class A)	2,813,300
51,330		Legg Mason, Inc	1,918,715
168,317	*	LendingClub Corp	984,654
169,805		Leucadia National Corp	4,311,349
45,282		LPL Financial Holdings, Inc	1,903,655
166

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,132		Manning & Napier, Inc	$41,366
23,395		MarketAxess Holdings, Inc	4,504,005
3,292		Marlin Business Services Corp	83,781
207,729		MFA Mortgage Investments, Inc	1,726,228
17,562		Moelis & Co	644,525
97,164		Moody’s Corp	11,496,445
799,118		Morgan Stanley	34,657,748
17,647		Morningstar, Inc	1,290,525
48,379		MSCI, Inc (Class A)	4,853,381
26,768		MTGE Investment Corp	481,824
57,310		NASDAQ OMX Group, Inc	3,946,940
159,794		Navient Corp	2,428,869
9,011		Nelnet, Inc (Class A)	405,585
157,725		New Residential Investment Corp	2,629,276
53,530		New York Mortgage Trust, Inc	343,127
10,526		NewStar Financial, Inc	113,049
106,972		Northern Trust Corp	9,627,480
13,585		OM Asset Management plc	211,383
34,049	*,e	On Deck Capital, Inc	161,733
29,367	*	OneMain Holdings, Inc	684,838
3,966		Oppenheimer Holdings, Inc	68,612
27,172		Orchid Island Capital, Inc	288,023
4,588		Owens Realty Mortgage, Inc	83,318
35,055		PennyMac Mortgage Investment Trust	626,783
9,653	*	Pico Holdings, Inc	155,413
10,950		Piper Jaffray Cos	685,470
12,543		PJT Partners, Inc	434,740
23,959	*	PRA Group, Inc	771,480
4,748		Pzena Investment Management, Inc (Class A)	48,857
63,243		Raymond James Financial, Inc	4,712,868
37,295		Redwood Trust, Inc	636,626
4,505	*	Regional Management Corp	89,334
24,063		Resource Capital Corp	224,989
140,715		S&P Global, Inc	18,882,546
8,217	*	Safeguard Scientifics, Inc	104,356
53,693	*	Santander Consumer USA Holdings, Inc	684,049
81,835		SEI Investments Co	4,149,853
3,516		Silvercrest Asset Management Group, Inc	47,993
233,762	*	SLM Corp	2,931,376
3,278		SPDR S&P MidCap 400 ETF Trust	1,032,078
235,031		SPDR Trust Series 1	55,956,181
128,128		Starwood Property Trust, Inc	2,907,224
205,678		State Street Corp	17,256,384
33,573	*	Stifel Financial Corp	1,640,713
441,851		Synchrony Financial	12,283,458
140,476		T Rowe Price Group, Inc	9,958,344
145,432		TD Ameritrade Holding Corp	5,565,683
171,015		Thomson Corp	7,769,211
13,907		Tiptree Financial, Inc	98,044
169,562		Two Harbors Investment Corp	1,693,924
26,361	e	Virtu Financial, Inc	405,959
2,871		Virtus Investment Partners, Inc	305,474
103,760		Voya Financial, Inc	3,878,549
167

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

64,752	e	Waddell & Reed Financial, Inc (Class A)	$1,164,889
21,861		Western Asset Mortgage Capital Corp	230,196
3,840		Westwood Holdings Group, Inc	214,272
67,611	e	WisdomTree Investments, Inc	564,552
4,119	*,e	World Acceptance Corp	217,895
		TOTAL DIVERSIFIED FINANCIALS	579,154,885

ENERGY - 5.8%
83,853	*	Abraxas Petroleum Corp	156,805
1,000		Adams Resources & Energy, Inc	40,620
22,186		Alon USA Energy, Inc	268,229
304,224		Anadarko Petroleum Corp	17,346,852
98,625	*	Antero Resources Corp	2,089,864
206,072		Apache Corp	10,023,342
43,521		Archrock, Inc	513,548
26,868		Ardmore Shipping Corp	208,227
43,991	*	Atwood Oceanics, Inc	344,450
239,015		Baker Hughes, Inc	14,190,321
45,854	*	Bill Barrett Corp	176,079
24,167		Bristow Group, Inc	323,113
249,616		Cabot Oil & Gas Corp	5,801,076
22,035	*,e	California Resources Corp	257,809
100,710	*	Callon Petroleum Co	1,192,406
18,646	*,e	CARBO Ceramics, Inc	128,098
34,255	*	Carrizo Oil & Gas, Inc	861,513
106,318	*	Cheniere Energy, Inc	4,821,521
337,188	*,e	Chesapeake Energy Corp	1,773,609
1,028,991		Chevron Corp	109,793,340
50,644		Cimarex Energy Co	5,909,142
67,848	*	Clean Energy Fuels Corp	165,549
76,328	*	Concho Resources, Inc	9,667,704
679,080		ConocoPhillips	32,534,723
124,320	*	Consol Energy, Inc	1,887,178
18,033	*	Contango Oil & Gas Co	129,116
46,984	*	Continental Resources, Inc	1,992,591
20,453	e	CVR Energy, Inc	447,716
10,061	*	Dawson Geophysical Co	50,607
34,802		Delek US Holdings, Inc	837,684
196,135	*,e	Denbury Resources, Inc	435,420
283,567	*	Devon Energy Corp	11,198,061
53,411		DHT Holdings, Inc	255,839
35,350	*,e	Diamond Offshore Drilling, Inc	509,747
48,751	*	Diamondback Energy, Inc	4,867,300
18,745	*	Dorian LPG Ltd	170,392
21,722	*	Dril-Quip, Inc	1,119,769
5,033	*,e	Earthstone Energy, Inc	67,795
42,404	*	Eclipse Resources Corp	85,232
52,968	*	Energen Corp	2,753,806
165,547		Ensco plc	1,306,166
308,764		EOG Resources, Inc	28,560,670
33,518	*,e	EP Energy Corp	151,501
91,675		EQT Corp	5,329,984
168

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,655	*	Era Group, Inc	$186,265
15,554	*	Erin Energy Corp	31,886
14,519		Evolution Petroleum Corp	116,152
24,575	*	Exterran Corp	672,618
23,548	*,e	Extraction Oil & Gas, Inc	368,526
2,297,957	d	Exxon Mobil Corp	187,628,189
50,186	*,e	Fairmount Santrol Holdings, Inc	258,960
35,169	*	Forum Energy Technologies, Inc	594,356
27,792	e	Frank’s International NV	252,907
41,861	e	Frontline Ltd	278,376
23,966		GasLog Ltd	335,524
40,346	*,e	Gener8 Maritime, Inc	216,658
7,214	*	Geospace Technologies Corp	119,320
52,453		Golar LNG Ltd	1,338,076
20,524		Green Plains Renewable Energy, Inc	472,052
87,376	*	Gulfport Energy Corp	1,387,531
458,606		Halliburton Co	21,040,843
78,658	*	Helix Energy Solutions Group, Inc	481,387
61,856		Helmerich & Payne, Inc	3,750,948
153,289		Hess Corp	7,485,102
88,020		HollyFrontier Corp	2,476,883
16,803	*	Independence Contract Drilling, Inc	77,462
8,892	*	International Seaways, Inc	171,882
341	*	Isramco, Inc	38,908
19,357	*,e	Jagged Peak Energy, Inc	215,637
42,922	*,e	Jones Energy, Inc (Class A)	85,844
18,711	*,e	Keane Group, Inc	258,586
1,049,298		Kinder Morgan, Inc	21,647,018
93,247	*,e	Kosmos Energy LLC	560,414
78,713	*	Laredo Petroleum Holdings, Inc	1,012,249
5,084	*	Mammoth Energy Services, Inc	98,121
463,055		Marathon Oil Corp	6,885,628
286,338		Marathon Petroleum Corp	14,586,058
48,210	*	Matador Resources Co	1,045,193
14,810	*	Matrix Service Co	174,017
132,802	*	McDermott International, Inc	868,525
89,643		Murphy Oil Corp	2,346,854
151,106		Nabors Industries Ltd	1,562,436
205,417		National Oilwell Varco, Inc	7,183,432
6,634	*	Natural Gas Services Group, Inc	181,772
58,664		Navios Maritime Acq Corp	99,142
108,200	*	Newfield Exploration Co	3,745,884
45,037	*	Newpark Resources, Inc	344,533
137,124		Noble Corp plc	658,195
240,268		Noble Energy, Inc	7,767,876
55,596	e	Nordic American Tanker Shipping	461,447
42,056	*,e	Northern Oil And Gas, Inc	94,626
127,861	*	Oasis Petroleum, Inc	1,526,660
415,971		Occidental Petroleum Corp	25,598,855
53,701		Oceaneering International, Inc	1,417,169
28,432	*	Oil States International, Inc	845,852
111,370		Oneok, Inc	5,859,176
26,680		Overseas Shipholding Group, Inc	97,115
169

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,539	*	Pacific Ethanol, Inc	$119,265
12,659		Panhandle Oil and Gas, Inc (Class A)	239,888
23,538	*,e	Par Pacific Holdings, Inc	385,317
97,112	*	Parker Drilling Co	160,235
120,742	*	Parsley Energy, Inc	3,596,904
86,542		Patterson-UTI Energy, Inc	1,873,202
59,913		PBF Energy, Inc	1,337,258
30,408	*	PDC Energy, Inc	1,679,434
5,035	*	PHI, Inc	59,061
252,401		Phillips 66	20,081,024
40,631	*	Pioneer Energy Services Corp	123,925
88,652		Pioneer Natural Resources Co	15,335,909
132,408	*	Questar Market Resources, Inc	1,563,738
111,224		Range Resources Corp	2,946,324
38,893	*	Renewable Energy Group, Inc	406,432
3,235	*	Rex American Resources Corp	306,290
84,096	*	Rice Energy, Inc	1,790,404
14,006	*	RigNet, Inc	274,518
28,113	*	Ring Energy, Inc	337,356
69,885	*	Rowan Cos plc	983,282
32,588	e	RPC, Inc	592,124
53,262	*	RSP Permian, Inc	2,026,619
38,958	*,e	Sanchez Energy Corp	301,535
756,613		Schlumberger Ltd	54,922,538
94,504		Scorpio Tankers, Inc	415,818
7,758	*	SEACOR Holdings, Inc	509,390
34,259		SemGroup Corp	1,140,825
29,038	e	Ship Finance International Ltd	407,984
53,347		SM Energy Co	1,205,109
7,086	*,e	Smart Sand, Inc	86,307
271,269	*	Southwestern Energy Co	2,037,230
101,034	*,e	SRC Energy, Inc	761,796
83,994	*	Superior Energy Services	1,014,648
96,855		Targa Resources Investments, Inc	5,339,616
33,452	e	Teekay Corp	290,363
79,821		Teekay Tankers Ltd (Class A)	163,633
25,468	*	Tesco Corp	166,815
62,784		Tesoro Corp	5,004,513
65,923	*	Tetra Technologies, Inc	219,524
188,293	*	Transocean Ltd (NYSE)	2,076,872
28,855	*	Unit Corp	620,094
41,068		US Silica Holdings Inc	1,704,322
255,019		Valero Energy Corp	16,476,778
33,591	*,e	W&T Offshore, Inc	68,526
535,816	*	Weatherford International Ltd	3,091,658
41,905		Western Refining, Inc	1,445,303
11,352	*	Westmoreland Coal Co	121,012
111,782	*	Whiting Petroleum Corp	927,791
12,853	*	WildHorse Resource Development Corp	140,226
35,803	*	Willbros Group, Inc	98,458
407,264		Williams Cos, Inc	12,474,496
36,526		World Fuel Services Corp	1,345,253
209,496	*	WPX Energy, Inc	2,499,287
		TOTAL ENERGY	791,049,868
170

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.5%
14,378		Andersons, Inc	$537,018
20,281	e	Casey’s General Stores, Inc	2,272,892
9,311	*	Chefs’ Warehouse Holdings, Inc	127,095
591,828		CVS Health Corp	48,790,300
7,755		Ingles Markets, Inc (Class A)	362,158
517,311		Kroger Co	15,338,271
12,396	*,e	Natural Grocers by Vitamin C	135,612
37,442	*	Performance Food Group Co	932,306
10,227		Pricesmart, Inc	889,238
562,718	*	Rite Aid Corp	2,250,872
9,346	*,e	Smart & Final Stores, Inc	110,283
19,156		Spartan Stores, Inc	704,941
72,087	*	Sprouts Farmers Market, Inc	1,608,261
146,166	*	Supervalu, Inc	599,281
282,377		Sysco Corp	14,929,272
26,450	*	United Natural Foods, Inc	1,098,469
22,312	*	US Foods Holding Corp	629,198
2,593		Village Super Market (Class A)	68,429
468,007		Walgreens Boots Alliance, Inc	40,501,326
839,466		Wal-Mart Stores, Inc	63,111,054
4,966		Weis Markets, Inc	287,084
172,719		Whole Foods Market, Inc	6,281,790
		TOTAL FOOD & STAPLES RETAILING	201,565,150

FOOD, BEVERAGE & TOBACCO - 5.0%
17,610		AdvancePierre Foods Holdings, Inc	715,318
1,581		Alico, Inc	47,351
5,180	*	Alliance One International, Inc	71,225
1,064,511		Altria Group, Inc	76,410,600
14,217	*,e	Amplify Snack Brands, Inc	127,953
314,448		Archer Daniels Midland Co	14,385,996
34,055	e	B&G Foods, Inc (Class A)	1,430,310
29,317	*	Blue Buffalo Pet Products, Inc	722,664
5,898	*	Boston Beer Co, Inc (Class A)	851,376
28,571		Brown-Forman Corp	1,373,122
97,356		Brown-Forman Corp (Class B)	4,606,886
76,068		Bunge Ltd	6,011,654
7,234		Calavo Growers, Inc	474,550
14,903	e	Cal-Maine Foods, Inc	562,588
97,703		Campbell Soup Co	5,621,831
2,459		Coca-Cola Bottling Co Consolidated	520,964
2,154,420		Coca-Cola Co	92,963,223
236,006		ConAgra Foods, Inc	9,152,313
87,760		Constellation Brands, Inc (Class A)	15,142,110
237,227		Costco Wholesale Corp	42,112,537
10,989	*	Craft Brewers Alliance, Inc	149,450
85,697	*	Darling International, Inc	1,296,596
51,471		Dean Foods Co	1,016,038
97,516		Dr Pepper Snapple Group, Inc	8,937,341
3,496	*	Farmer Bros Co	124,108
171

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

94,237		Flowers Foods, Inc	$1,847,988
19,090		Fresh Del Monte Produce, Inc	1,170,217
8,938	*	Freshpet, Inc	105,022
318,987		General Mills, Inc	18,344,942
53,485	*	Hain Celestial Group, Inc	1,978,410
74,254		Hershey Co	8,034,283
144,373		Hormel Foods Corp	5,064,605
38,609		Ingredion, Inc	4,780,566
13,373	*	Inventure Foods, Inc	49,480
7,308		J&J Snack Foods Corp	983,511
62,633		J.M. Smucker Co	7,936,854
6,282		John B. Sanfilippo & Son, Inc	461,727
131,206		Kellogg Co	9,315,626
328,638		Kraft Heinz Co	29,705,589
76,657		Lamb Weston Holdings, Inc	3,200,430
15,295		Lancaster Colony Corp	1,925,641
10,815	*	Landec Corp	148,706
1,889	*	Lifeway Foods, Inc	18,134
4,909		Limoneira Co	101,518
60,727		McCormick & Co, Inc	6,066,627
107,853		Mead Johnson Nutrition Co	9,568,718
7,916	e	Mgp Ingredients, Inc	414,482
90,478		Molson Coors Brewing Co (Class B)	8,675,936
826,957		Mondelez International, Inc	37,237,874
232,373	*	Monster Beverage Corp	10,545,087
6,358		National Beverage Corp	563,255
13,153		Omega Protein Corp	265,033
798,835		PepsiCo, Inc	90,492,029
856,843		Philip Morris International, Inc	94,972,478
32,383		Pilgrim’s Pride Corp	840,663
63,500		Pinnacle Foods, Inc	3,692,525
35,080	*	Post Holdings, Inc	2,953,385
17,194	*	Primo Water Corp	205,812
456,410		Reynolds American, Inc	29,438,445
10,865		Sanderson Farms, Inc	1,257,950
127		Seaboard Corp	537,719
4,225	*	Seneca Foods Corp	157,170
41,113		Snyder’s-Lance, Inc	1,449,644
9,335	*	Synutra International, Inc	56,243
8,492	e	Tootsie Roll Industries, Inc	317,176
29,979	*,e	TreeHouse Foods, Inc	2,626,160
159,634		Tyson Foods, Inc (Class A)	10,258,081
13,159		Universal Corp	966,529
44,992		Vector Group Ltd	977,226
		TOTAL FOOD, BEVERAGE & TOBACCO	694,537,600

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
8,642	*,e	AAC Holdings, Inc	61,877
10,727		Abaxis, Inc	483,037
943,223		Abbott Laboratories	41,162,252
22,024	*	Abiomed, Inc	2,870,168
37,782	*,e	Acadia Healthcare Co, Inc	1,646,540
33,412	*	Accuray, Inc	152,025
172

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,051		Aceto Corp	$222,708
5,753	*	Addus HomeCare Corp	195,314
179,391		Aetna Inc	24,230,342
47,294	*	Alere, Inc	2,325,446
37,457	*	Align Technology, Inc	5,042,461
90,925	*	Allscripts Healthcare Solutions, Inc	1,088,372
5,746	*	Almost Family, Inc	285,289
15,503	*	Amedisys, Inc	840,263
4,344	*,e	American Renal Associates Holdings, Inc	74,760
96,701		AmerisourceBergen Corp	7,934,317
24,370	*	AMN Healthcare Services, Inc	995,514
6,075		Analogic Corp	436,489
10,989	*	Angiodynamics, Inc	170,549
6,839	*	Anika Therapeutics, Inc	315,483
146,815		Anthem, Inc	26,116,920
20,289	*,e	athenahealth, Inc	1,988,525
19,168	*	AtriCure, Inc	392,944
618		Atrion Corp	319,568
18,916	*	AxoGen, Inc	230,775
41,749		Bard (C.R.), Inc	12,836,983
262,756		Baxter International, Inc	14,630,254
111,384		Becton Dickinson & Co	20,825,466
65,200	*,e	BioScrip, Inc	99,104
13,893	*	BioTelemetry, Inc	457,080
718,339	*	Boston Scientific Corp	18,949,783
95,479	*	Brookdale Senior Living, Inc	1,240,272
18,693		Cantel Medical Corp	1,390,946
34,735	*	Capital Senior Living Corp	485,248
181,589		Cardinal Health, Inc	13,181,546
15,265	*	Cardiovascular Systems, Inc	455,966
24,133	*	Castlight Health, Inc	92,912
99,718	*	Centene Corp	7,419,019
157,066	*	Cerner Corp	10,170,023
98,758	*,e	Cerus Corp	429,597
7,648		Chemed Corp	1,540,154
136,724		Cigna Corp	21,379,532
6,476	*	Civitas Solutions, Inc	115,273
73,343	*	Community Health Systems, Inc	631,483
18,696	e	Computer Programs & Systems, Inc	513,205
31,127	*,e	ConforMIS, Inc	174,934
13,375		Conmed Corp	657,515
24,541		Cooper Cos, Inc	4,916,299
54,387	*,e	Corindus Vascular Robotics, Inc	68,528
4,880	*	Corvel Corp	217,160
7,657	*	Cotiviti Holdings, Inc	319,986
23,679	*	Cross Country Healthcare, Inc	330,796
15,190		CryoLife, Inc	275,698
6,000	*	Cutera, Inc	117,300
321,213		Danaher Corp	26,766,679
88,418	*	DaVita, Inc	6,101,726
120,956		Dentsply Sirona, Inc	7,649,257
53,077	*	DexCom, Inc	4,137,883
24,826	*	Diplomat Pharmacy, Inc	387,286
173

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

113,748	*	Edwards Lifesciences Corp	$12,474,743
42,669	*,e	Endologix, Inc	319,591
23,345		Ensign Group, Inc	419,043
2,354	*	Entellus Medical, Inc	33,474
61,903	*	Envision Healthcare Corp	3,468,425
9,989	*	Evolent Health, Inc	232,244
5,211	*	Exactech, Inc	154,506
335,514	*	Express Scripts Holding Co	20,580,429
30,374	*	GenMark Diagnostics, Inc	389,395
9,224	*	Glaukos Corp	438,417
34,230	*	Globus Medical, Inc	1,038,196
26,513	*	Haemonetics Corp	1,110,364
42,629	*	Halyard Health, Inc	1,683,845
162,653	*	HCA Holdings, Inc	13,697,009
27,864	*	HealthEquity, Inc	1,268,369
56,029		Healthsouth Corp	2,627,760
12,669	*	HealthStream, Inc	352,072
41,836	*	Henry Schein, Inc	7,271,097
33,953		Hill-Rom Holdings, Inc	2,568,205
48,845	*	HMS Holdings Corp	999,857
147,223	*	Hologic, Inc	6,647,118
82,435		Humana, Inc	18,298,921
8,863	*	ICU Medical, Inc	1,363,129
49,868	*	Idexx Laboratories, Inc	8,364,360
7,968	*	Inogen Inc	660,468
28,625	*,e	Inovalon Holdings, Inc	350,656
30,087	*	Insulet Corp	1,306,077
17,394	*	Integer Holding Corp	639,229
33,588	*	Integra LifeSciences Holdings Corp	1,544,040
20,982	*	Intuitive Surgical, Inc	17,538,224
30,001		Invacare Corp	441,015
11,172	*,e	InVivo Therapeutics Holdings Corp	42,454
1,187	*	iRadimed Corp	10,208
3,660	*,e	iRhythm Technologies, Inc	129,161
3,680	*	IRIDEX Corp	41,952
12,177	*	K2M Group Holdings, Inc	269,721
48,155		Kindred Healthcare, Inc	462,288
55,470	*	Laboratory Corp of America Holdings	7,774,120
4,554		Landauer, Inc	239,540
4,833		LeMaitre Vascular, Inc	143,782
7,358	*	LHC Group, Inc	398,068
19,709	*	LifePoint Hospitals, Inc	1,224,914
14,401	*	Magellan Health Services, Inc	990,789
21,221	*	Masimo Corp	2,180,246
113,607		McKesson Corp	15,710,712
31,460	*	Medidata Solutions, Inc	2,058,428
48,147	*	MEDNAX, Inc	2,906,153
769,617		Medtronic plc	63,947,476
20,456		Meridian Bioscience, Inc	302,749
20,749	*	Merit Medical Systems, Inc	699,241
24,720	*	Molina Healthcare, Inc	1,230,809
5,475		National Healthcare Corp	407,449
3,676		National Research Corp	91,165
174

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,835	*	Natus Medical, Inc	$554,225
20,247	*	Neogen Corp	1,261,996
14,693	*	Nevro Corp	1,384,374
44,559	*,e	Nobilis Health Corp	55,699
35,863	*,e	Novocure Ltd	405,252
25,397	*	NuVasive, Inc	1,841,536
30,681	*	NxStage Medical, Inc	917,055
17,112	*	Omnicell, Inc	708,437
29,431	*	OraSure Technologies, Inc	385,840
11,738	*	Orthofix International NV	464,238
52,331		Owens & Minor, Inc	1,813,269
8,842	*	Oxford Immunotec Global plc	136,078
45,315	e	Patterson Cos, Inc	2,016,064
14,350	*,e	Penumbra, Inc	1,226,207
15,541	*	PharMerica Corp	366,768
41,162	*	Premier, Inc	1,391,276
5,733	*	Providence Service Corp	252,252
23,815	*	Quality Systems, Inc	339,602
73,005		Quest Diagnostics, Inc	7,702,758
11,443	*	Quidel Corp	276,577
19,661	*	Quorum Health Corp	83,952
14,581	*	RadNet, Inc	88,215
84,927		Resmed, Inc	5,774,187
29,766	*,e	Rockwell Medical, Inc	255,988
22,692	*	RTI Biologics, Inc	91,903
5,783	*,e	Second Sight Medical Products, Inc	6,708
55,424	*	Select Medical Holdings Corp	762,080
13,889	*,e	Senseonics Holdings, Inc	23,472
27,613	*	Spectranetics Corp	789,732
14,817	*,e	Staar Surgical Co	154,097
181,108		Stryker Corp	24,697,698
13,274	*	Surgery Partners, Inc	228,313
8,004	*	SurModics, Inc	182,891
12,482	*,e	Teladoc, Inc	309,554
22,591		Teleflex, Inc	4,673,852
45,277	*,e	Tenet Healthcare Corp	709,491
15,590	*	Tivity Health, Inc	523,824
39,361	*,e	TransEnterix, Inc	25,585
10,733	*	Triple-S Management Corp (Class B)	194,267
518,562		UnitedHealth Group, Inc	90,686,123
43,705		Universal Health Services, Inc (Class B)	5,277,816
5,830		US Physical Therapy, Inc	382,448
1,453		Utah Medical Products, Inc	90,958
20,069	*	Varex Imaging Corp	673,516
58,259	*	Varian Medical Systems, Inc	5,286,422
49,552	*	VCA Antech, Inc	4,537,477
61,536	*	Veeva Systems, Inc	3,299,560
13,352	*	Vocera Communications, Inc	338,607
23,613	*	WellCare Health Plans, Inc	3,622,470
37,725		West Pharmaceutical Services, Inc	3,471,832
62,146	*	Wright Medical Group NV	1,888,617
98,490		Zimmer Holdings, Inc	11,784,328
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	722,504,020
175

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
242,780	*	Avon Products, Inc	$1,177,483
8,399	*,e	Central Garden & Pet Co	317,482
23,182	*	Central Garden and Pet Co (Class A)	816,702
134,488		Church & Dwight Co, Inc	6,661,191
68,539		Clorox Co	9,162,979
467,553		Colgate-Palmolive Co	33,682,518
245,278		Coty, Inc	4,378,212
28,503	*	Edgewell Personal Care Co	2,037,679
5,058	*,e	elf Beauty, Inc	137,831
32,720		Energizer Holdings, Inc	1,938,006
124,902		Estee Lauder Cos (Class A)	10,883,960
38,279	*,e	Herbalife Ltd	2,421,530
60,809	*	HRG Group, Inc	1,216,788
7,838		Inter Parfums, Inc	297,452
194,105		Kimberly-Clark Corp	25,185,124
6,950	*,e	Lifevantage Corp	34,472
5,231		Medifast, Inc	242,300
3,678	e	Natural Health Trends Corp	105,485
3,786		Nature’s Sunshine Products, Inc	38,239
40,389		Nu Skin Enterprises, Inc (Class A)	2,230,684
3,287		Nutraceutical International Corp	104,198
2,506		Oil-Dri Corp of America	101,969
11,468	e	Orchids Paper Products Co	279,246
1,401,630		Procter & Gamble Co	122,404,348
10,834	*	Revlon, Inc (Class A)	281,142
12,926		Spectrum Brands, Inc	1,857,854
5,068	*	USANA Health Sciences, Inc	288,116
6,944		WD-40 Co	728,078
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	229,011,068

INSURANCE - 4.1%
226,167		Aflac, Inc	16,935,385
9,011	*	Alleghany Corp	5,503,018
59,355		Allied World Assurance Co Holdings Ltd	3,151,157
197,106		Allstate Corp	16,022,747
19,045	*	AMBAC Financial Group, Inc	370,044
54,467		American Equity Investment Life Holding Co	1,291,957
33,354		American Financial Group, Inc	3,245,678
554,112		American International Group, Inc	33,750,962
3,548		American National Insurance Co	414,832
9,124		Amerisafe, Inc	525,086
46,535	e	Amtrust Financial Services, Inc	746,887
148,131		Aon plc	17,752,019
68,596	*	Arch Capital Group Ltd	6,651,754
13,975		Argo Group International Holdings Ltd	921,651
106,937		Arthur J. Gallagher & Co	5,968,154
29,450		Aspen Insurance Holdings Ltd	1,541,708
30,221		Assurant, Inc	2,908,469
70,151		Assured Guaranty Ltd	2,674,858
16,700	*	Athene Holding Ltd	890,277
4,444	*	Atlas Financial Holdings, Inc	57,550
176

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

45,995		Axis Capital Holdings Ltd	$3,031,071
3,677		Baldwin & Lyons, Inc (Class B)	90,087
1,042,420	*	Berkshire Hathaway, Inc (Class B)	172,218,208
3,128		Blue Capital Reinsurance Holdings Ltd	59,119
56,977		Brown & Brown, Inc	2,444,313
258,550		Chubb Ltd	35,485,988
74,601		Cincinnati Financial Corp	5,377,986
33,153	*,e	Citizens, Inc (Class A)	233,729
15,393		CNA Financial Corp	696,687
92,311		Conseco, Inc	1,944,993
5,375	e	Crawford & Co (Class B)	58,641
3,405		Donegal Group, Inc (Class A)	56,727
8,929	*	eHealth, Inc	126,613
2,877		EMC Insurance Group, Inc	82,512
15,444		Employers Holdings, Inc	617,760
6,503	*	Enstar Group Ltd	1,266,784
16,319		Erie Indemnity Co (Class A)	2,020,619
25,726		Everest Re Group Ltd	6,475,491
10,756		FBL Financial Group, Inc (Class A)	715,274
5,754		Federated National Holding Co	92,524
21,947	e	Fidelity & Guaranty Life	624,392
49,317		First American Financial Corp	2,140,851
133,853		FNF Group	5,481,280
271,387	*	Genworth Financial, Inc (Class A)	1,096,403
3,342	*	Global Indemnity Ltd	135,518
24,665	*	Greenlight Capital Re Ltd (Class A)	531,531
5,627	*	Hallmark Financial Services	59,140
20,699		Hanover Insurance Group, Inc	1,827,101
203,439		Hartford Financial Services Group, Inc	9,838,310
4,431	e	HCI Group, Inc	211,314
12,674		Heritage Insurance Holdings, Inc	153,355
19,686		Horace Mann Educators Corp	760,864
3,159		Independence Holding Co	59,863
5,178		Infinity Property & Casualty Corp	513,917
737		Investors Title Co	131,348
6,321		James River Group Holdings Ltd	275,343
19,560		Kemper Corp	769,686
2,152		Kinsale Capital Group, Inc	77,816
125,628		Lincoln National Corp	8,282,654
145,466		Loews Corp	6,781,625
34,720		Maiden Holdings Ltd	428,792
7,914	*	Markel Corp	7,673,414
273,184		Marsh & McLennan Cos, Inc	20,251,130
73,366	*	MBIA, Inc	616,274
15,410	e	Mercury General Corp	947,561
510,209		Metlife, Inc	26,433,928
23,494		National General Holdings Corp	534,254
1,147		National Western Life Group, Inc	351,257
14,900		Navigators Group, Inc	805,345
117,277		Old Republic International Corp	2,425,288
15,872		OneBeacon Insurance Group Ltd (Class A)	253,158
13,895	*,e	Patriot National, Inc	40,157
32,970		Primerica, Inc	2,762,886
177

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

137,255		Principal Financial Group	$8,939,418
31,172		ProAssurance Corp	1,929,547
305,347		Progressive Corp	12,128,383
243,322		Prudential Financial, Inc	26,042,754
31,253		Reinsurance Group of America, Inc (Class A)	3,907,875
20,478		RenaissanceRe Holdings Ltd	2,911,357
27,558		RLI Corp	1,576,869
6,977		Safety Insurance Group, Inc	505,135
28,054		Selective Insurance Group, Inc	1,481,251
6,046		State Auto Financial Corp	162,456
11,853		State National Cos, Inc	173,884
11,100		Stewart Information Services Corp	526,584
69,333	*	Third Point Reinsurance Ltd	838,929
58,072		Torchmark Corp	4,454,703
165,241		Travelers Cos, Inc	20,103,220
17,741	*,e	Trupanion, Inc	281,905
10,606		United Fire & Casualty Co	466,664
6,793		United Insurance Holdings Corp	103,661
15,924		Universal Insurance Holdings, Inc	414,820
117,739		UnumProvident Corp	5,454,848
36,138		Validus Holdings Ltd	1,997,709
46,818		W.R. Berkley Corp	3,182,688
3,031		White Mountains Insurance Group Ltd	2,603,447
146,403		XL Group Ltd	6,126,966
		TOTAL INSURANCE	564,010,147

MATERIALS - 3.3%
16,652		A. Schulman, Inc	527,036
17,585	*	AdvanSix, Inc	479,367
16,005	*,e	AgroFresh Solutions, Inc	89,788
103,430		Air Products & Chemicals, Inc	14,531,915
170,124	*	AK Steel Holding Corp	1,078,586
61,544		Albemarle Corp	6,702,757
80,780		Alcoa Corp	2,724,709
59,654	e	Allegheny Technologies, Inc	1,094,651
16,715		American Vanguard Corp	279,976
6,094		Ampco-Pittsburgh Corp	88,668
32,585		Aptargroup, Inc	2,616,575
33,523		Ashland Global Holdings, Inc	4,140,090
48,337		Avery Dennison Corp	4,022,122
84,725	*	Axalta Coating Systems Ltd	2,657,823
16,361		Balchem Corp	1,327,859
89,916		Ball Corp	6,913,641
49,543		Bemis Co, Inc	2,225,967
67,605	*	Berry Plastics Group, Inc	3,380,250
21,846	*	Boise Cascade Co	666,303
31,700		Cabot Corp	1,908,023
24,508		Calgon Carbon Corp	356,591
25,365		Carpenter Technology Corp	1,029,819
79,263		Celanese Corp (Series A)	6,899,052
28,403	*	Century Aluminum Co	387,417
128,608		CF Industries Holdings, Inc	3,438,978
4,817		Chase Corp	493,742
178

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

99,514		Chemours Co	$4,009,419
8,958	*	Clearwater Paper Corp	435,359
155,632	*	Cliffs Natural Resources, Inc	1,045,847
15,502	*	Codexis, Inc	68,209
103,376	*	Coeur Mining, Inc	936,587
62,486		Commercial Metals Co	1,164,739
17,771	e	Compass Minerals International, Inc	1,172,886
71,417	*	Crown Holdings, Inc	4,005,780
4,672		Deltic Timber Corp	361,473
35,793		Domtar Corp	1,419,192
617,022		Dow Chemical Co	38,748,982
25,517		Eagle Materials, Inc	2,448,866
79,639		Eastman Chemical Co	6,351,210
139,604		Ecolab, Inc	18,021,480
477,971		EI du Pont de Nemours & Co	38,118,187
42,644	*	Ferro Corp	764,180
35,983		Ferroglobe plc	347,236
31,640	*,e	Flotek Industries, Inc	379,996
73,012		FMC Corp	5,346,669
12,004	*	Forterra, Inc	230,957
726,661	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	9,264,928
13,581		FutureFuel Corp	209,962
38,518	*	GCP Applied Technologies, Inc	1,267,242
33,795	*	Gold Resource Corp	111,523
163,314		Graphic Packaging Holding Co	2,217,804
3,449		Greif, Inc	232,290
16,058		Greif, Inc (Class A)	941,320
24,317		H.B. Fuller Co	1,284,667
1,004	*	Handy & Harman Ltd	27,359
4,200		Hawkins, Inc	214,620
7,111		Haynes International, Inc	300,724
35,395	*	Headwaters, Inc	840,985
210,309		Hecla Mining Co	1,146,184
108,851		Huntsman Corp	2,696,239
23,770	*	Ingevity Corp	1,502,977
10,340		Innophos Holdings, Inc	495,700
12,262		Innospec, Inc	809,292
43,347		International Flavors & Fragrances, Inc	6,007,461
227,169		International Paper Co	12,260,311
9,810		Kaiser Aluminum Corp	828,062
46,917		Kapstone Paper and Packaging Corp	989,480
5,491		KMG Chemicals, Inc	288,552
11,129	*	Koppers Holdings, Inc	472,426
18,945	*	Kraton Polymers LLC	619,691
12,343		Kronos Worldwide, Inc	216,249
76,881	*	Louisiana-Pacific Corp	1,978,917
16,521	*,e	LSB Industries, Inc	182,061
183,142		LyondellBasell Industries AF S.C.A	15,523,116
33,856		Martin Marietta Materials, Inc	7,454,753
12,771		Materion Corp	485,937
17,767		Minerals Technologies, Inc	1,398,263
236,294		Monsanto Co	27,554,243
190,943		Mosaic Co	5,142,095
179

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,369	*	Multi Packaging Solutions International Ltd	$204,074
10,894		Myers Industries, Inc	177,572
8,629		Neenah Paper, Inc	676,082
3,613		NewMarket Corp	1,700,639
290,117		Newmont Mining Corp	9,808,856
172,895		Nucor Corp	10,603,650
90,651		Olin Corp	2,912,617
5,609		Olympic Steel, Inc	126,483
23,656	*	Omnova Solutions, Inc	224,732
88,043	*	Owens-Illinois, Inc	1,921,098
52,626		Packaging Corp of America	5,198,396
23,640		PH Glatfelter Co	508,496
109,958	*	Platform Specialty Products Corp	1,558,105
43,476		PolyOne Corp	1,704,694
142,691		PPG Industries, Inc	15,673,179
154,425		Praxair, Inc	19,300,036
9,880		Quaker Chemical Corp	1,428,648
6,570	*,e	Ramaco Resources, Inc	50,983
25,274		Rayonier Advanced Materials, Inc	334,881
10,053	*	Real Industry, Inc	26,138
37,690		Reliance Steel & Aluminum Co	2,970,726
35,317		Royal Gold, Inc	2,496,206
81,338		RPM International, Inc	4,275,125
11,161	*	Ryerson Holding Corp	152,906
15,318		Schnitzer Steel Industries, Inc (Class A)	289,510
16,552		Schweitzer-Mauduit International, Inc	712,564
24,693		Scotts Miracle-Gro Co (Class A)	2,385,344
102,942		Sealed Air Corp	4,531,507
21,592		Sensient Technologies Corp	1,766,226
43,597		Sherwin-Williams Co	14,591,044
19,159		Silgan Holdings, Inc	1,161,419
53,240		Sonoco Products Co	2,784,984
44,027		Southern Copper Corp (NY)	1,557,235
128,572		Steel Dynamics, Inc	4,646,592
10,492		Stepan Co	889,722
66,393	*	Stillwater Mining Co	1,193,746
58,950	*	Summit Materials, Inc	1,512,657
42,849	*	SunCoke Energy, Inc	392,925
165,824		Tahoe Resources, Inc	1,336,541
22,283	*	TimkenSteel Corp	336,028
8,634	*	Trecora Resources	95,406
15,378		Tredegar Corp	263,733
14,999		Trinseo S.A.	995,934
39,978		Tronox Ltd	660,037
3,086	*	UFP Technologies, Inc	82,396
790		United States Lime & Minerals, Inc	62,505
84,956		United States Steel Corp	1,896,218
8,462	*,e	US Concrete, Inc	524,644
48,414		Valspar Corp	5,443,670
15,062	e	Valvoline, Inc	335,130
74,078		Vulcan Materials Co	8,954,549
20,412		Westlake Chemical Corp	1,270,647
139,851		WestRock Co	7,490,420
180

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

24,419	*	Worthington Industries, Inc	$1,062,227
35,989		WR Grace & Co	2,509,153
		TOTAL MATERIALS	456,173,427

MEDIA - 3.1%
28,681		AMC Entertainment Holdings, Inc	869,034
30,914	*	AMC Networks, Inc	1,844,947
2,485		Cable One, Inc	1,694,422
206,542		CBS Corp (Class B)	13,747,436
31,564	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	129,412
110,846	*	Charter Communications, Inc	38,259,605
55,411		Cinemark Holdings, Inc	2,393,755
21,417		Clear Channel Outdoor Holdings, Inc (Class A)	110,298
2,644,610		Comcast Corp (Class A)	103,642,266
444	*,e	Daily Journal Corp	92,805
77,006	*	Discovery Communications, Inc (Class A)	2,216,233
123,084	*,e	Discovery Communications, Inc (Class C)	3,443,890
120,268	*	DISH Network Corp (Class A)	7,750,070
14,728	e	Entercom Communications Corp (Class A)	186,309
44,878		Entravision Communications Corp (Class A)	278,244
20,609	*,e	Eros International plc	205,060
31,740	*	EW Scripps Co (Class A)	707,167
66,483		Gannett Co, Inc	555,798
29,509	*,e	Global Eagle Entertainment, Inc	91,478
35,991	*	Gray Television, Inc	527,268
4,651	*	Hemisphere Media Group, Inc	54,184
31,812	*	Imax Corp	970,266
211,634		Interpublic Group of Cos, Inc	4,988,213
22,665		John Wiley & Sons, Inc (Class A)	1,194,445
6,400	*	Liberty Braves Group (Class A)	158,912
17,411	*	Liberty Braves Group (Class C)	426,918
13,819	*	Liberty Broadband Corp (Class A)	1,242,743
56,557	*	Liberty Broadband Corp (Class C)	5,155,736
15,188	*,e	Liberty Media Group (Class A)	515,025
25,216	*,e	Liberty Media Group (Class C)	883,064
53,732	*	Liberty SiriusXM Group (Class A)	2,047,189
105,549	*	Liberty SiriusXM Group (Class C)	4,009,806
22,742	*	Lions Gate Entertainment Corp (Class A)	595,158
55,622	*	Lions Gate Entertainment Corp (Class B)	1,326,585
68,600	*	Live Nation, Inc	2,206,176
6,029	*	Loral Space & Communications, Inc	231,212
10,349	*	Madison Square Garden Co	2,088,118
32,089		MDC Partners, Inc	287,197
19,511	e	Meredith Corp	1,142,369
30,657	*	MSG Networks, Inc	764,892
30,224		National CineMedia, Inc	358,759
27,474		New Media Investment Group, Inc	361,558
59,194		New York Times Co (Class A)	855,353
199,730		News Corp	2,540,566
59,669		News Corp (Class B)	775,697
27,273		Nexstar Broadcasting Group, Inc (Class A)	1,881,837
126,324		Omnicom Group, Inc	10,373,727
4,994	*,e	Radio One, Inc	14,982
181

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,081	*	Reading International, Inc	$111,384
39,382		Regal Entertainment Group (Class A)	869,161
1,443		Saga Communications, Inc	73,954
14,302		Scholastic Corp	618,275
43,880		Scripps Networks Interactive (Class A)	3,278,714
39,938		Sinclair Broadcast Group, Inc (Class A)	1,575,554
959,773	e	Sirius XM Holdings, Inc	4,750,876
119,108		TEGNA, Inc	3,034,872
431,282		Time Warner, Inc	42,813,364
55,448		Time, Inc	842,810
8,496	*	Townsquare Media, Inc	102,802
41,322		Tribune Co	1,510,732
15,980	*	tronc, Inc	229,153
592,774		Twenty-First Century Fox, Inc	18,103,318
265,292		Twenty-First Century Fox, Inc (Class B)	7,921,619
7,627		Viacom, Inc	340,164
188,298		Viacom, Inc (Class B)	8,013,963
888,658		Walt Disney Co	102,728,865
17,813		World Wrestling Entertainment, Inc (Class A)	381,733
		TOTAL MEDIA	423,497,497

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
885,883		AbbVie, Inc	58,415,125
48,978	*	Acadia Pharmaceuticals, Inc	1,681,415
11,534	*,e	Accelerate Diagnostics, Inc	314,878
13,351	*	Acceleron Pharma, Inc	440,850
18,680	*,e	AcelRx Pharmaceuticals, Inc	48,568
57,304	*	Achillion Pharmaceuticals, Inc	195,407
6,095	*	Aclaris Therapeutics, Inc	171,330
20,949	*	Acorda Therapeutics, Inc	338,326
8,387	*,e	Adamas Pharmaceuticals, Inc	137,379
20,880	*,e	Aduro Biotech, Inc	201,492
21,624	*,e	Advaxis, Inc	185,101
12,037	*	Adverum Biotechnologies, Inc	34,305
14,933	*	Aerie Pharmaceuticals, Inc	657,799
7,447	*,e	Aevi Genomic Medicine, Inc	11,915
44,202	*,e	Agenus, Inc	158,685
4,678	*	Agile Therapeutics, Inc	16,794
188,657		Agilent Technologies, Inc	10,385,568
15,868	*,e	Agios Pharmaceuticals, Inc	788,798
12,929	*,e	Aimmune Therapeutics, Inc	251,340
22,014	*	Akebia Therapeutics, Inc	290,145
43,771	*	Akorn, Inc	1,464,140
12,928	*,e	Albany Molecular Research, Inc	206,977
24,986	*	Alder Biopharmaceuticals, Inc	500,969
117,007	*	Alexion Pharmaceuticals, Inc	14,951,154
79,488	*	Alkermes plc	4,630,176
182,777		Allergan plc	44,571,999
39,133	*	Alnylam Pharmaceuticals, Inc	2,097,529
19,349	*	AMAG Pharmaceuticals, Inc	472,116
408,553		Amgen, Inc	66,724,876
82,101	*,e	Amicus Therapeutics, Inc	630,536
16,975	*	Amphastar Pharmaceuticals, Inc	256,322
182

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,539	*,e	Ampio Pharmaceuticals, Inc	$12,602
1,900	*,e	AnaptysBio, Inc	50,692
22,823	*,e	Anavex Life Sciences Corp	128,493
3,304	*	ANI Pharmaceuticals, Inc	178,812
21,009	*,e	Anthera Pharmaceuticals, Inc	6,933
11,360	*	Applied Genetic Technologies Corp	63,616
7,908	*	Aptevo Therapeutics, Inc	15,816
407	*,e	AquaBounty Technologies, Inc	3,162
12,806	*,e	Aratana Therapeutics, Inc	79,397
16,077	*,e	Ardelyx, Inc	215,432
101,870	*	Arena Pharmaceuticals, Inc	136,506
85,727	*,e	Array Biopharma, Inc	743,253
49,152	*,e	Arrowhead Research Corp	76,186
20,476	*,e	Asterias Biotherapeutics, Inc	75,761
17,386	*,e	Atara Biotherapeutics, Inc	297,301
34,748	*,e	Athersys, Inc	51,427
3,136	*,e	Avexis, Inc	252,448
12,006	*	Axovant Sciences Ltd	291,025
4,815	*,e	Axsome Therapeutics, Inc	19,741
12,538	*,e	Bellicum Pharmaceuticals, Inc	167,633
43,324	*	BioCryst Pharmaceuticals, Inc	274,674
121,340	*	Biogen Idec, Inc	32,908,621
94,140	*	BioMarin Pharmaceutical, Inc	9,022,378
39,348	*,e	Bio-Path Holdings, Inc	24,821
14,984	*	Bio-Rad Laboratories, Inc (Class A)	3,270,408
1,907	*	Biospecifics Technologies Corp	108,184
26,356		Bio-Techne Corp	2,822,200
31,057	*,e	BioTime, Inc	105,594
57,166	*	Bioverativ, Inc	3,361,932
21,816	*	Bluebird Bio, Inc	1,940,533
12,632	*	Blueprint Medicines Corp	588,399
911,917		Bristol-Myers Squibb Co	51,112,948
54,276		Bruker BioSciences Corp	1,323,792
16,571	*	Cambrex Corp	983,489
13,831	*,e	Cara Therapeutics Inc	219,775
52,144	*	Catalent, Inc	1,526,776
420,466	*	Celgene Corp	52,158,807
54,616	*,e	Celldex Therapeutics, Inc	181,871
4,292	*,e	Cellular Biomedicine Group, Inc	46,354
39,028	*	Cempra, Inc	167,820
24,538	*	Charles River Laboratories International, Inc	2,201,059
11,750	*	ChemoCentryx, Inc	85,070
19,935	*	Chimerix, Inc	119,211
13,925	*	ChromaDex Corp	43,307
2,186	*	Cidara Therapeutics, Inc	16,941
4,181	*	Clearside Biomedical, Inc	33,281
20,565	*	Clovis Oncology, Inc	1,190,508
17,494	*	Coherus Biosciences, Inc	335,885
9,471	*,e	Collegium Pharmaceutical, Inc	92,911
10,022	*	Concert Pharmaceuticals Inc	159,049
35,675	*	Corcept Therapeutics, Inc	340,339
64,742	*	Curis, Inc	156,676
19,262	*	Cytokinetics, Inc	315,897
183

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,021	*	CytomX Therapeutics, Inc	$157,430
28,094	*,e	CytRx Corp	14,294
29,384	*	Depomed, Inc	352,314
17,356	*	Dermira, Inc	591,145
5,621	*	Dimension Therapeutics, Inc	8,713
47,996	*	Durect Corp	42,112
34,070	*,e	Dynavax Technologies Corp	189,088
5,157	*,e	Eagle Pharmaceuticals, Inc	467,173
8,036	*	Edge Therapeutics, Inc	83,414
5,985	*,e	Editas Medicine, Inc	112,817
18,605	*,e	Egalet Corp	71,071
1,596	*	Eiger BioPharmaceuticals, Inc	12,608
534,674		Eli Lilly & Co	43,875,348
15,816	*	Emergent Biosolutions, Inc	473,057
6,742	*	Enanta Pharmaceuticals, Inc	214,058
111,964	*	Endo International plc	1,273,031
16,078	*,e	Endocyte, Inc	36,979
18,877	*	Enzo Biochem, Inc	166,118
22,129	*	Epizyme, Inc	399,428
11,694	*,e	Esperion Thereapeutics, Inc	418,060
56,138	*,e	Exact Sciences Corp	1,684,701
120,414	*	Exelixis, Inc	2,697,274
27,452	*	FibroGen, Inc	768,656
13,889	*	Five Prime Therapeutics, Inc	484,171
2,340	*	Flex Pharma, Inc	8,050
13,575	*	Flexion Therapeutics Inc	277,066
20,232	*	Fluidigm Corp	99,946
16,433	*,e	Fortress Biotech, Inc	59,816
8,176	*,e	Foundation Medicine, Inc	290,248
9,048	*	Genomic Health, Inc	297,317
94,140	*,e	Geron Corp	240,998
737,465		Gilead Sciences, Inc	50,553,226
11,159	*	Global Blood Therapeutics, Inc	323,053
57,371	*,e	Halozyme Therapeutics, Inc	799,752
20,561	*,e	Heron Therapeutics, Inc	315,611
3,167	*	Heska Corp	342,828
87,558	*	Horizon Pharma plc	1,346,642
56,266	*	Idera Pharmaceuticals, Inc	132,225
19,695	*	Ignyta, Inc	174,301
78,760	*	Illumina, Inc	14,559,574
4,828	*,e	Immune Design Corp	31,623
78,397	*,e	Immunogen, Inc	340,243
52,141	*,e	Immunomedics, Inc	298,768
35,602	*	Impax Laboratories, Inc	500,208
21,331	*	INC Research Holdings, Inc	959,895
87,676	*	Incyte Corp	10,896,373
44,789	*	Infinity Pharmaceuticals, Inc	96,296
39,312	*,e	Innoviva, Inc	463,292
30,381	*,e	Inovio Pharmaceuticals, Inc	191,096
29,754	*	Insmed, Inc	548,961
14,862	*,e	Insys Therapeutics, Inc	167,198
3,255	*,e	Intellia Therapeutics, Inc	47,425
8,362	*,e	Intercept Pharmaceuticals, Inc	939,471
184

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,277	*	Intersect ENT, Inc	$233,263
16,694	*,e	Intra-Cellular Therapies, Inc	230,711
27,260	*,e	Intrexon Corp	568,098
16,079	*,e	Invitae Corp	177,351
64,115	*	Ionis Pharmaceuticals, Inc	3,089,702
62,575	*	Ironwood Pharmaceuticals, Inc	1,021,224
1,514,211		Johnson & Johnson	186,959,632
1,471	*	Jounce Therapeutics, Inc	41,659
33,123	*,e	Juno Therapeutics, Inc	826,088
14,741	*	Karyopharm Therapeutics, Inc	150,653
45,406	*,e	Keryx Biopharmaceuticals, Inc	268,804
22,089	*,e	Kite Pharma, Inc	1,813,065
8,243	*,e	La Jolla Pharmaceutical Co	239,047
15,042	*,e	Lannett Co, Inc	391,092
20,804	*,e	Lexicon Pharmaceuticals, Inc	324,750
9,892	*	Ligand Pharmaceuticals, Inc (Class B)	1,099,694
19,238	*	Lion Biotechnologies, Inc	131,780
7,703	*,e	Lipocine, Inc	32,661
8,371	*	Loxo Oncology, Inc	385,568
19,030		Luminex Corp	358,335
14,847	*	MacroGenics, Inc	320,844
60,861	*	Mallinckrodt plc	2,855,598
32,065	*,e	MannKind Corp	28,012
40,830	*	Medicines Co	2,013,736
14,511	*,e	MediciNova, Inc	83,438
4,094	*	Medpace Holdings, Inc	129,821
1,516,863		Merck & Co, Inc	94,546,071
73,287	*,e	Merrimack Pharmaceuticals, Inc	244,046
15,484	*	Mettler-Toledo International, Inc	7,949,795
47,130	*,e	MiMedx Group, Inc	598,080
8,077	*	Minerva Neurosciences, Inc	61,385
4,258	*	Mirati Therapeutics, Inc	19,374
31,181	*	Momenta Pharmaceuticals, Inc	447,447
245,600	*	Mylan NV	9,173,160
5,669	*	MyoKardia, Inc	73,980
35,176	*,e	Myriad Genetics, Inc	646,887
5,740	*	NanoString Technologies, Inc	100,335
18,507	*,e	NantKwest, Inc	58,297
13,099	*	Natera, Inc	118,546
72,894	*	Nektar Therapeutics	1,382,799
33,050	*	NeoGenomics, Inc	249,528
10,909	*,e	Neos Therapeutics, Inc	77,454
45,277	*	Neurocrine Biosciences, Inc	2,417,792
12,820	*,e	NewLink Genetics Corp	239,606
132,353	*,e	Novavax, Inc	108,013
15,067	*,e	Ocular Therapeutix, Inc	150,067
20,737	*,e	Omeros Corp	338,428
11,002	*	OncoMed Pharmaceuticals, Inc	43,348
14,755	*	Ophthotech Corp	43,822
162,911	*,e	Opko Health, Inc	1,265,818
49,140	*,e	Organovo Holdings, Inc	142,506
12,099	*	Otonomy, Inc	161,522
25,996	*,e	OvaScience, Inc	39,254
185

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

40,299	*	Pacific Biosciences of California, Inc	$158,778
21,136	*	Pacira Pharmaceuticals, Inc	1,026,153
11,771	*	Paratek Pharmaceuticals, Inc	252,488
38,818	*	Parexel International Corp	2,477,753
17,849	*	Patheon NV	480,317
105,806		PDL BioPharma, Inc	238,064
70,286		PerkinElmer, Inc	4,175,691
72,454		Perrigo Co plc	5,357,249
13,322	*	Pfenex, Inc	64,079
3,319,156		Pfizer, Inc	112,585,771
28,593	e	PharmAthene, Inc	20,781
10,011		Phibro Animal Health Corp	297,827
24,659	*	Portola Pharmaceuticals, Inc	986,113
12,394	*	PRA Health Sciences, Inc	792,720
39,587	*	Prestige Brands Holdings, Inc	2,272,690
36,415	*	Progenics Pharmaceuticals, Inc	288,407
6,724	*	Proteostasis Therapeutics, Inc	40,647
19,108	*,e	Prothena Corp plc	1,034,316
17,832	*	PTC Therapeutics, Inc	216,659
15,594	*,e	Puma Biotechnology, Inc	633,116
123,143		QIAGEN NV	3,705,373
78,021	*	Quintiles Transnational Holdings, Inc	6,575,610
16,338	*,e	Radius Health, Inc	638,326
2,682	*	Reata Pharmaceuticals, Inc	55,625
42,672	*	Regeneron Pharmaceuticals, Inc	16,577,645
10,255	*	REGENXBIO, Inc	214,330
39,674	*,e	Regulus Therapeutics, Inc	61,495
16,979	*	Repligen Corp	624,657
19,915	*	Retrophin, Inc	390,135
9,301	*	Revance Therapeutics, Inc	202,297
65,323	*	Rigel Pharmaceuticals, Inc	195,316
15,399	*	Sage Therapeutics, Inc	1,093,329
45,343	*	Sangamo Biosciences, Inc	217,646
26,570	*	Sarepta Therapeutics, Inc	963,428
22,166	*	Sciclone Pharmaceuticals, Inc	213,902
50,319	*	Seattle Genetics, Inc	3,436,788
16,185	*,e	Seres Therapeutics, Inc	159,099
12,170	*,e	Sorrento Therapeutics, Inc	23,732
11,148	*	Spark Therapeutics, Inc	646,250
27,773	*	Spectrum Pharmaceuticals, Inc	211,353
15,058	*,e	Stemline Therapeutics, Inc	134,016
10,521	*,e	Sucampo Pharmaceuticals, Inc (Class A)	106,788
25,467	*	Supernus Pharmaceuticals, Inc	830,224
2,850	*	Syndax Pharmaceuticals, Inc	27,047
95,899	*,e	Synergy Pharmaceuticals, Inc	395,104
36,143	*,e	Synthetic Biologics, Inc	20,602
3,929	*,e	T2 Biosystems, Inc	18,898
17,729	*,e	Teligent, Inc	139,882
15,065	*	TESARO, Inc	2,223,443
15,324	*	Tetraphase Pharmaceuticals, Inc	121,519
29,091	*,e	TG Therapeutics, Inc	321,456
71,280	*,e	TherapeuticsMD, Inc	363,528
22,379	*,e	Theravance Biopharma, Inc	902,545
186

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

219,602		Thermo Fisher Scientific, Inc	$36,306,799
9,087	*,e	Titan Pharmaceuticals, Inc	26,807
4,598	*,m	Tobira Therapeutics, Inc	63,177
23,387	*	Trevena, Inc	76,475
17,370	*,e	Trovagene, Inc	16,154
20,911	*	Ultragenyx Pharmaceutical, Inc	1,346,459
23,079	*	United Therapeutics Corp	2,901,030
17,036	*	Vanda Pharmaceuticals, Inc	259,799
16,952	*	Versartis, Inc	311,917
132,343	*	Vertex Pharmaceuticals, Inc	15,656,177
16,833	*,e	Vital Therapies, Inc	67,332
5,712	*	Voyager Therapeutics, Inc	59,633
40,447	*	VWR Corp	1,143,032
45,079	*	Waters Corp	7,658,471
4,218	*	WaVe Life Sciences Pte Ltd	89,000
10,835	*,e	XBiotech, Inc	117,885
18,414	*	Xencor Inc	472,687
6,984	*	Zafgen, Inc	34,082
67,644	*,e	ZIOPHARM Oncology, Inc	476,214
258,346		Zoetis, Inc	14,495,794
10,650	*	Zogenix, Inc	117,150
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,102,611,389

REAL ESTATE - 4.0%
30,662		Acadia Realty Trust	891,651
11,379		Agree Realty Corp	551,654
35,064		Alexander & Baldwin, Inc	1,613,295
2,652		Alexander’s, Inc	1,153,116
45,618		Alexandria Real Estate Equities, Inc	5,132,481
7,073	*,e	Altisource Portfolio Solutions S.A.	156,243
31,307		American Assets Trust,Inc	1,340,879
67,791		American Campus Communities, Inc	3,212,615
94,784		American Homes 4 Rent	2,184,771
232,890		American Tower Corp	29,330,167
98,501		Apartment Investment & Management Co (Class A)	4,308,434
112,770		Apple Hospitality REIT, Inc	2,112,182
25,296		Armada Hoffler Properties, Inc	360,721
11,429		Ashford Hospitality Prime, Inc	121,033
41,202		Ashford Hospitality Trust, Inc	257,512
7,271	*,e	AV Homes, Inc	127,606
77,626		AvalonBay Communities, Inc	14,736,520
26,052		Bluerock Residential Growth REIT, Inc	324,608
88,844		Boston Properties, Inc	11,247,650
86,690		Brandywine Realty Trust	1,471,129
86,117		Brixmor Property Group, Inc	1,700,811
48,686		Camden Property Trust	4,008,318
40,937		Care Capital Properties, Inc	1,099,977
28,069		CareTrust REIT, Inc	477,734
28,358		CatchMark Timber Trust Inc	332,072
142,539		CBL & Associates Properties, Inc	1,318,486
179,449	*	CBRE Group, Inc	6,426,069
40,660		Cedar Realty Trust, Inc	218,751
16,749		Chatham Lodging Trust	324,261
187

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

28,782		Chesapeake Lodging Trust	$670,908
24,386		City Office REIT, Inc	306,044
286,747		Colony NorthStar, Inc	3,747,783
31,610		Colony Starwood Homes	1,092,758
73,861		Columbia Property Trust, Inc	1,661,872
11,890		Community Healthcare Trust, Inc	293,921
1,845		Consolidated-Tomoka Land Co	100,054
64,621		CoreCivic, Inc	2,226,193
6,682		CorEnergy Infrastructure Trust, Inc	243,759
25,111		Coresite Realty	2,457,111
44,313		Corporate Office Properties Trust	1,450,808
157,234		Cousins Properties, Inc	1,334,917
199,371		Crown Castle International Corp	18,860,497
88,695		CubeSmart	2,247,531
37,134		CyrusOne, Inc	2,029,002
49,318		DCT Industrial Trust, Inc	2,493,518
150,563		DDR Corp	1,627,586
97,976		DiamondRock Hospitality Co	1,078,716
89,656		Digital Realty Trust, Inc	10,296,095
68,494		Douglas Emmett, Inc	2,580,169
178,771		Duke Realty Corp	4,957,320
41,733		DuPont Fabros Technology, Inc	2,151,336
11,376		Easterly Government Properties, Inc	228,885
20,218		EastGroup Properties, Inc	1,582,058
32,216		Education Realty Trust, Inc	1,249,014
59,196		Empire State Realty Trust, Inc	1,231,277
30,888		Entertainment Properties Trust	2,245,866
41,235		Equinix, Inc	17,223,859
83,724	*	Equity Commonwealth	2,678,331
50,013		Equity Lifestyle Properties, Inc	4,046,552
203,510		Equity Residential	13,142,676
38,041		Essex Property Trust, Inc	9,299,883
62,586		Extra Space Storage, Inc	4,727,121
5,780		Farmland Partners, Inc	63,002
36,590		Federal Realty Investment Trust	4,789,265
86,174		FelCor Lodging Trust, Inc	667,848
56,244		First Industrial Realty Trust, Inc	1,582,706
32,871		First Potomac Realty Trust	361,581
120,044		Forest City Realty Trust, Inc	2,712,994
40,380	*	Forestar Group, Inc	571,377
31,622		Four Corners Property Trust, Inc	737,741
52,242		Franklin Street Properties Corp	633,695
2,632	*	FRP Holdings, Inc	112,386
98,038		Gaming and Leisure Properties, Inc	3,411,722
72,704		Geo Group, Inc	2,422,481
12,704		Getty Realty Corp	325,222
294,808		GGP, Inc	6,370,801
17,812		Gladstone Commercial Corp	397,208
6,018		Global Medical REIT, Inc	55,787
34,814	*	Global Net Lease, Inc	822,655
39,025		Government Properties Income Trust	832,013
72,173		Gramercy Property Trust	2,005,688
240,313		HCP, Inc	7,533,813
188

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

53,657		Healthcare Realty Trust, Inc	$1,759,950
66,120		Healthcare Trust of America, Inc	2,108,567
20,220		Hersha Hospitality Trust	372,857
24,835		HFF, Inc (Class A)	779,819
46,902		Highwoods Properties, Inc	2,386,374
84,648		Hospitality Properties Trust	2,694,346
429,404		Host Marriott Corp	7,707,802
22,920	*	Howard Hughes Corp	2,821,681
54,700		Hudson Pacific Properties	1,879,492
30,689		Independence Realty Trust, Inc	282,339
59,474		Investors Real Estate Trust	351,491
78,408	*	Invitation Homes, Inc	1,689,692
133,896		Iron Mountain, Inc	4,654,225
35,775	*	iStar Financial, Inc	437,528
25,325		Jones Lang LaSalle, Inc	2,908,829
64,971		Kennedy-Wilson Holdings, Inc	1,325,408
47,531		Kilroy Realty Corp	3,352,361
206,861		Kimco Realty Corp	4,197,210
40,035		Kite Realty Group Trust	815,113
41,915		Lamar Advertising Co	3,020,814
70,657		LaSalle Hotel Properties	2,017,964
112,121		Lexington Realty Trust	1,140,271
67,947		Liberty Property Trust	2,756,610
28,792		Life Storage, Inc	2,257,005
26,215		LTC Properties, Inc	1,254,126
73,352		Macerich Co	4,579,365
45,234		Mack-Cali Realty Corp	1,223,580
25,347	*	Marcus & Millichap, Inc	653,953
150,969		Medical Properties Trust, Inc	1,973,165
62,887		Mid-America Apartment Communities, Inc	6,239,019
30,377		Monmouth Real Estate Investment Corp (Class A)	455,655
69,668		Monogram Residential Trust, Inc	709,220
18,057		National Health Investors, Inc	1,321,231
72,076		National Retail Properties, Inc	3,043,049
19,441		National Storage Affiliates Trust	476,305
62,372		New Senior Investment Group, Inc	649,916
8,034		NexPoint Residential Trust, Inc	192,896
28,236		NorthStar Realty Europe Corp	328,385
90,126		Omega Healthcare Investors, Inc	2,974,158
6,278		One Liberty Properties, Inc	152,430
72,775		Outfront Media, Inc	1,903,794
88,247		Paramount Group, Inc	1,447,251
57,023		Park Hotels & Resorts, Inc	1,463,780
19,654		Parkway, Inc	396,028
34,872		Pebblebrook Hotel Trust	1,037,791
34,599		Pennsylvania REIT	479,196
65,496		Physicians Realty Trust	1,286,341
99,426		Piedmont Office Realty Trust, Inc	2,172,458
26,414		Potlatch Corp	1,189,951
22,337		Preferred Apartment Communities, Inc	316,069
272,565		Prologis, Inc	14,830,262
16,201		PS Business Parks, Inc	1,969,070
83,648		Public Storage, Inc	17,514,218
189

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,756		QTS Realty Trust, Inc	$1,216,081
59,991	*	Quality Care Properties, Inc	1,040,844
49,089		RAIT Investment Trust	150,703
38,022		Ramco-Gershenson Properties	506,833
79,312		Rayonier, Inc	2,238,185
11,809		Re/Max Holdings, Inc	698,502
80,174		Realogy Holdings Corp	2,449,316
142,844		Realty Income Corp	8,334,947
88,861		Regency Centers Corp	5,614,238
67,247		Retail Opportunities Investment Corp	1,385,288
105,872		Retail Properties of America, Inc	1,412,332
31,686		Rexford Industrial Realty, Inc	790,249
59,376		RLJ Lodging Trust	1,275,990
4,250		RMR Group, Inc	224,188
21,180		Ryman Hospitality Properties	1,350,860
33,808		Sabra Healthcare REIT, Inc	919,240
7,154		Saul Centers, Inc	429,598
66,818	*	SBA Communications Corp	8,451,809
30,659		Select Income REIT	768,315
123,285		Senior Housing Properties Trust	2,653,093
12,184		Seritage Growth Properties	505,636
17,544		Silver Bay Realty Trust Corp	375,968
172,777		Simon Property Group, Inc	28,553,127
51,535		SL Green Realty Corp	5,407,568
234,717		Spirit Realty Capital, Inc	2,211,034
37,949	*	St. Joe Co	664,108
33,464	*	STAG Industrial, Inc	882,111
73,824		STORE Capital Corp	1,771,038
2,960		Stratus Properties, Inc	88,356
45,445		Summit Hotel Properties, Inc	751,206
43,009		Sun Communities, Inc	3,595,982
110,551		Sunstone Hotel Investors, Inc	1,646,104
46,688		Tanger Factory Outlet Centers, Inc	1,456,199
28,242		Taubman Centers, Inc	1,766,537
5,639	*	Tejon Ranch Co	129,133
20,174		Terreno Realty Corp	622,973
25,870		Tier REIT, Inc	447,810
8,985	*	Trinity Place Holdings, Inc	64,063
160,041		UDR, Inc	5,975,931
13,163		UMH Properties, Inc	210,871
87,533		Uniti Group, Inc	2,403,656
6,843		Universal Health Realty Income Trust	477,299
58,761		Urban Edge Properties	1,498,406
11,670		Urstadt Biddle Properties, Inc (Class A)	229,432
180,923		Ventas, Inc	11,580,881
478,643		VEREIT, Inc	4,006,242
98,495		Vornado Realty Trust	9,479,159
103,376		Washington Prime Group, Inc	909,709
35,634		Washington REIT	1,128,529
56,962		Weingarten Realty Investors	1,866,645
187,585		Welltower, Inc	13,401,072
406,217		Weyerhaeuser Co	13,758,570
12,824		Whitestone REIT	160,813
190

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

62,310		WP Carey, Inc	$3,900,606
50,281		Xenia Hotels & Resorts, Inc	877,906
		TOTAL REAL ESTATE	545,179,852

RETAILING - 5.1%
16,403	*	1-800-FLOWERS.COM, Inc (Class A)	176,332
35,722		Aaron’s, Inc	1,283,849
38,688	e	Abercrombie & Fitch Co (Class A)	463,869
36,981		Advance Auto Parts, Inc	5,256,479
214,295	*	Amazon.com, Inc	198,220,732
91,087		American Eagle Outfitters, Inc	1,283,416
4,627	*,e	America’s Car-Mart, Inc	172,587
12,502	*	Asbury Automotive Group, Inc	765,122
94,541	*,e	Ascena Retail Group, Inc	369,655
8,578	*	At Home Group, Inc	150,201
35,039	*,e	Autonation, Inc	1,471,638
16,854	*	AutoZone, Inc	11,666,170
23,718	*	Barnes & Noble Education, Inc	246,904
35,846		Barnes & Noble, Inc	306,483
78,154		Bed Bath & Beyond, Inc	3,028,467
151,521		Best Buy Co, Inc	7,850,303
10,534	e	Big 5 Sporting Goods Corp	162,224
24,200		Big Lots, Inc	1,221,858
10,237	*	Boot Barn Holdings, Inc	108,615
15,615	e	Buckle, Inc	292,000
11,795	*	Build-A-Bear Workshop, Inc	122,668
38,419	*	Burlington Stores, Inc	3,800,407
27,190	*	Cabela’s, Inc	1,484,574
23,333		Caleres, Inc	672,457
7,079		Camping World Holdings, Inc	218,883
104,380	*	Carmax, Inc	6,106,230
15,113		Cato Corp (Class A)	340,949
72,682		Chico’s FAS, Inc	1,004,465
10,388		Children’s Place Retail Stores, Inc	1,192,542
8,026		Citi Trends, Inc	150,809
17,031	*,e	Container Store Group, Inc	70,168
25,406		Core-Mark Holding Co, Inc	889,718
53,994		CST Brands, Inc	2,607,370
14,776	*	Destination XL Group, Inc	37,679
46,511		Dick’s Sporting Goods, Inc	2,351,131
10,084	e	Dillard’s, Inc (Class A)	558,351
156,107		Dollar General Corp	11,350,540
123,561	*	Dollar Tree, Inc	10,227,144
37,957		DSW, Inc (Class A)	782,673
5,857	*,e	Duluth Holdings, Inc	129,733
73,558	*	Etsy, Inc	791,484
62,822		Expedia, Inc	8,400,558
42,463	*	Express Parent LLC	366,456
22,938		Finish Line, Inc (Class A)	362,650
29,090	*	Five Below, Inc	1,428,901
77,729		Foot Locker, Inc	6,011,561
22,283	*	Francesca’s Holdings Corp	351,626
21,350	e	Fred’s, Inc (Class A)	314,272
191

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,507	*	FTD Cos, Inc	$150,140
75,590		GameStop Corp (Class A)	1,715,137
122,214		Gap, Inc	3,202,007
11,712	*	Genesco, Inc	624,250
77,119		Genuine Parts Co	7,096,490
38,288	e	GNC Holdings, Inc	297,881
11,507		Group 1 Automotive, Inc	793,408
188,200	*	Groupon, Inc	737,744
35,754	e	Guess?, Inc	399,015
7,966		Haverty Furniture Cos, Inc	196,362
10,580	*,e	Hibbett Sports, Inc	275,080
680,005		Home Depot, Inc	106,148,781
15,133		HSN, Inc	558,408
169,641	*,e	JC Penney Co, Inc	912,669
7,029		Kirkland’s, Inc	82,661
99,036		Kohl’s Corp	3,865,375
130,706		L Brands, Inc	6,902,584
10,858	*,e	Lands’ End, Inc	256,249
29,242	*	Liberty Expedia Holdings, Inc	1,412,681
232,392	*	Liberty Interactive Corp	4,922,063
35,091	*	Liberty TripAdvisor Holdings, Inc	515,838
38,990	*	Liberty Ventures	2,099,611
13,206		Lithia Motors, Inc (Class A)	1,261,833
162,621	*	LKQ Corp	5,080,280
486,996		Lowe’s Companies, Inc	41,336,220
14,628	*,e	Lumber Liquidators, Inc	359,117
168,812		Macy’s, Inc	4,932,687
13,698	*	MarineMax, Inc	278,754
46,614	*	Michaels Cos, Inc	1,088,903
15,180		Monro Muffler, Inc	787,083
18,950	*	Murphy USA, Inc	1,318,351
223,674	*	NetFlix, Inc	34,043,183
67,504	e	Nordstrom, Inc	3,258,418
15,398		Nutri/System, Inc	823,023
284,683		Office Depot, Inc	1,414,874
11,379	*	Ollie’s Bargain Outlet Holdings, Inc	435,816
50,519	*	O’Reilly Automotive, Inc	12,536,290
4,892	*	Overstock.com, Inc	84,876
18,067	*,e	Party City Holdco, Inc	289,072
21,288		Penske Auto Group, Inc	1,015,650
8,830	e	PetMed Express, Inc	203,973
47,634		Pier 1 Imports, Inc	321,053
26,863	*	Priceline.com, Inc	49,611,126
34,673	e	Rent-A-Center, Inc	370,654
21,981	*,e	Restoration Hardware Holdings, Inc	1,054,429
213,424		Ross Stores, Inc	13,872,560
75,433	*	Sally Beauty Holdings, Inc	1,434,736
5,334	*	Sears Hometown and Outlet Stores, Inc	17,869
23,405	*	Select Comfort Corp	723,214
8,648		Shoe Carnival, Inc	219,400
18,928	*	Shutterfly, Inc	982,363
37,752	e	Signet Jewelers Ltd	2,485,592
15,830		Sonic Automotive, Inc (Class A)	310,268
192

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,779	*,e	Sportsman’s Warehouse Holdings, Inc	$60,446
18,281	e	Stage Stores, Inc	52,649
375,011		Staples, Inc	3,663,857
28,533	e	Stein Mart, Inc	70,477
31,576	e	Tailored Brands, Inc	389,332
306,208		Target Corp	17,101,717
60,406		Tiffany & Co	5,536,210
15,285		Tile Shop Holdings, Inc	326,335
9,453		Tilly’s, Inc	90,371
358,480		TJX Companies, Inc	28,190,867
70,403		Tractor Supply Co	4,358,650
60,692	*,e	TripAdvisor, Inc	2,731,747
27,639	*	Tuesday Morning Corp	89,827
31,482	*	Ulta Beauty, Inc	8,860,294
48,890	*	Urban Outfitters, Inc	1,118,603
16,337	*	Vitamin Shoppe, Inc	315,304
23,695	*,e	Wayfair, Inc	1,083,098
6,804	*	West Marine, Inc	74,572
45,439	e	Williams-Sonoma, Inc	2,455,978
892		Winmark Corp	115,157
10,806	*	Zumiez, Inc	193,968
		TOTAL RETAILING	698,618,463

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
9,997	*,e	Acacia Communications, Inc	458,262
19,213	*	Advanced Energy Industries, Inc	1,417,919
408,439	*	Advanced Micro Devices, Inc	5,432,239
8,895	*	Alpha & Omega Semiconductor Ltd	147,212
17,454	*,e	Ambarella, Inc	981,264
48,137	*	Amkor Technology, Inc	567,054
202,752		Analog Devices, Inc	15,449,702
608,321		Applied Materials, Inc	24,703,916
12,175	*	Axcelis Technologies, Inc	234,369
207,605		Broadcom Ltd	45,841,260
35,122		Brooks Automation, Inc	887,182
12,980		Cabot Microelectronics Corp	1,016,983
33,750	*	Cavium, Inc	2,323,687
8,650	*	Ceva, Inc	311,400
32,798	*	Cirrus Logic, Inc	2,110,551
10,237		Cohu, Inc	191,739
56,755	*	Cree, Inc	1,241,799
157,407		Cypress Semiconductor Corp	2,205,272
18,477	*	Diodes, Inc	432,177
9,301	*	DSP Group, Inc	115,797
64,946	*	Entegris, Inc	1,610,661
20,079	*	Exar Corp	261,228
39,045	*,e	First Solar, Inc	1,153,780
34,075	*	Formfactor, Inc	378,233
2,056	*	Ichor Holdings Ltd	39,886
3,914	*,e	Impinj, Inc	146,697
19,347	*,e	Inphi Corp	801,353
69,417	*	Integrated Device Technology, Inc	1,665,314
2,596,984		Intel Corp	93,880,972
193

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,988		IXYS Corp	$139,333
86,806		Kla-Tencor Corp	8,526,085
28,048	*	Kopin Corp	114,436
91,270		Lam Research Corp	13,220,460
110,527	*	Lattice Semiconductor Corp	758,215
16,457	*	MA-COM Technology Solutions	804,418
217,198		Marvell Technology Group Ltd	3,262,314
165,205		Maxim Integrated Products, Inc	7,293,801
28,821	*	MaxLinear, Inc	802,088
114,874		Microchip Technology, Inc	8,682,177
563,210	*	Micron Technology, Inc	15,584,021
66,842	*	Microsemi Corp	3,137,563
25,831		MKS Instruments, Inc	2,021,276
18,858		Monolithic Power Systems, Inc	1,725,507
11,512	*	Nanometrics, Inc	363,261
16,676	*	NeoPhotonics Corp Ltd	129,406
1,929		NVE Corp	157,040
282,162		NVIDIA Corp	29,429,497
212,757	*	ON Semiconductor Corp	3,016,894
12,269	*	PDF Solutions, Inc	233,356
31,365	*	Photronics, Inc	360,698
18,837		Power Integrations, Inc	1,242,300
66,515	*	Qorvo, Inc	4,525,015
806,698		Qualcomm, Inc	43,351,951
76,758	*	Rambus, Inc	961,010
15,043	*	Rudolph Technologies, Inc	368,554
31,562	*	Semtech Corp	1,077,842
14,732	*	Sigma Designs, Inc	91,338
20,097	*	Silicon Laboratories, Inc	1,429,902
101,782		Skyworks Solutions, Inc	10,151,737
35,346	*,e	SunPower Corp	245,301
116,518		Teradyne, Inc	4,109,590
553,729		Texas Instruments, Inc	43,844,262
12,988	*	Ultra Clean Holdings	249,889
29,559	*	Ultratech, Inc	902,141
18,349	*	Veeco Instruments, Inc	605,517
48,806		Versum Materials, Inc	1,562,768
22,930	*	Xcerra Corp	224,714
131,320		Xilinx, Inc	8,287,605
32,987		Xperi Corp	1,108,363
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	430,109,553

SOFTWARE & SERVICES - 12.6%
18,884	*	2U, Inc	857,334
40,593	*	8x8, Inc	590,628
21,216	*	A10 Networks, Inc	171,850
346,743		Accenture plc	42,059,926
56,191	*	ACI Worldwide, Inc	1,207,545
296,460		Activision Blizzard, Inc	15,490,035
17,102	*	Actua Corp	239,428
37,648	*	Acxiom Corp	1,088,027
270,071	*	Adobe Systems, Inc	36,119,296
90,912	*	Akamai Technologies, Inc	5,540,177
194

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,051	*	Alarm.com Holdings, Inc	$164,713
9,204	*	ALJ Regional Holdings, Inc	30,833
32,437		Alliance Data Systems Corp	8,097,248
161,708	*	Alphabet, Inc (Class A)	149,502,280
163,473	*	Alphabet, Inc (Class C)	148,099,999
7,645	*	Amber Road, Inc	62,613
89,439		Amdocs Ltd	5,477,244
9,809	*	American Software, Inc (Class A)	107,605
21,348	*	Angie’s List, Inc	125,526
53,870	*	Ansys, Inc	5,934,319
3,667	*	Appfolio, Inc	97,359
40,111	*	Aspen Technology, Inc	2,466,425
12,789	*	Atlassian Corp plc	440,965
4,592	*	Autobytel, Inc	60,201
111,686	*	Autodesk, Inc	10,059,558
250,897		Automatic Data Processing, Inc	26,216,228
36,753	*	Bankrate, Inc	389,582
10,602	*	Barracuda Networks, Inc	215,539
39,296	*	Bazaarvoice, Inc	184,691
6,155	*,e	Benefitfocus, Inc	193,882
8,337	*,e	Black Knight Financial Services, Inc	345,152
23,744		Blackbaud, Inc	1,909,255
26,619	*	Blackhawk Network Holdings, Inc	1,076,739
2,823	*	Blackline, Inc	92,792
23,011	*	Blucora, Inc	424,553
58,933		Booz Allen Hamilton Holding Co	2,117,463
19,571	*	Bottomline Technologies, Inc	456,004
23,269	*	Box, Inc	401,158
13,975	*	Brightcove, Inc	121,582
61,152		Broadridge Financial Solutions, Inc	4,276,971
13,865	*	BroadSoft, Inc	532,416
167,341		CA, Inc	5,493,805
12,471	*	CACI International, Inc (Class A)	1,471,578
154,227	*	Cadence Design Systems, Inc	5,023,173
25,742	*	Callidus Software, Inc	541,869
7,703	*	Carbonite, Inc	166,385
23,490	*	Cardtronics plc	976,714
8,834	*	Care.com, Inc	104,683
5,256		Cass Information Systems, Inc	349,366
80,659		CDK Global, Inc	5,243,642
9,269	*	ChannelAdvisor Corp	109,374
14,238	*,e	Cimpress NV	1,168,655
91,737	*	Citrix Systems, Inc	7,425,193
334,581	*	Cognizant Technology Solutions Corp (Class A)	20,151,814
12,996	*	CommerceHub, Inc	206,896
6,498	*	CommerceHub, Inc (Series A)	103,968
19,500	*	Commvault Systems, Inc	983,775
102,969	*	Conduent, Inc	1,679,424
54,176		Convergys Corp	1,219,502
24,511	*	Cornerstone OnDemand, Inc	962,792
16,602	*	CoStar Group, Inc	3,999,256
4,492	*,e	Coupa Software, Inc	124,653
15,547		CSG Systems International, Inc	583,168
195

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

84,056		CSRA, Inc	$2,444,348
127,322	*	Dell Technologies, Inc-VMware Inc	8,544,579
33,306	*	DHI Group, Inc	128,228
5,104	*,e	Digimarc Corp	147,250
17,319		DST Systems, Inc	2,132,142
153,679	*	DXC Technology Co	11,578,176
556,363	*	eBay, Inc	18,588,088
13,152	e	Ebix, Inc	811,478
159,884	*	Electronic Arts, Inc	15,160,201
16,479	*	Ellie Mae, Inc	1,676,903
35,390	*	Endurance International Group Holdings, Inc	268,964
11,448	*	EnerNOC, Inc	64,681
20,231	*	Envestnet, Inc	704,039
23,398	*	EPAM Systems, Inc	1,801,646
25,733	*	Euronet Worldwide, Inc	2,126,060
2,025	*	Everbridge, Inc	47,000
43,387		EVERTEC, Inc	687,684
6,421	*	EXA Corp	88,353
18,891	*	ExlService Holdings, Inc	901,290
1,234,512	*	Facebook, Inc	185,485,428
21,873		Fair Isaac Corp	2,963,354
185,606		Fidelity National Information Services, Inc	15,626,169
84,833	*,e	FireEye, Inc	1,061,261
43,183	*	First American Corp	1,845,641
165,062	*	First Data Corp	2,578,268
126,496	*	Fiserv, Inc	15,070,733
15,809	*	Five9, Inc	288,435
48,279	*	FleetCor Technologies, Inc	6,814,098
5,122		Forrester Research, Inc	207,697
74,825	*	Fortinet, Inc	2,918,175
45,017	*	Gartner, Inc	5,135,990
79,318		Genpact Ltd	1,936,946
16,764	*	Gigamon, Inc	531,419
79,932		Global Payments, Inc	6,535,240
3,719	*	Global Sources Ltd	34,215
13,407	*,e	Globant S.A.	507,991
50,659	*	Glu Mobile, Inc	117,022
22,813	*	GoDaddy, Inc	887,882
23,773	*,e	Gogo, Inc	299,778
41,230	*,e	GrubHub, Inc	1,772,065
12,622	*	GTT Communications, Inc	347,105
8,100	*	Guidance Software, Inc	49,005
49,353	*	Guidewire Software, Inc	3,034,716
10,211		Hackett Group, Inc	202,484
19,344	*	Hortonworks, Inc	201,371
14,036	*	HubSpot, Inc	941,114
35,952	*	IAC/InterActiveCorp	2,984,376
13,777	*	Imperva, Inc	612,388
16,246	*	Information Services Group, Inc	51,175
5,250	*	Instructure, Inc	125,475
485,844		International Business Machines Corp	77,875,935
131,507		Intuit, Inc	16,465,991
23,932		j2 Global, Inc	2,159,624
196

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

50,087		Jack Henry & Associates, Inc	$4,854,432
24,819	*	Jive Software, Inc	125,336
69,357		Leidos Holdings, Inc	3,652,340
31,019	*	Limelight Networks, Inc	97,400
10,535	*	Liquidity Services, Inc	82,173
23,943	*	Liveperson, Inc	168,798
26,998		LogMeIn, Inc	3,050,774
41,736	*	Manhattan Associates, Inc	1,948,654
10,652		Mantech International Corp (Class A)	378,146
13,195	*	Marchex, Inc (Class B)	35,758
534,888		MasterCard, Inc (Class A)	62,218,172
15,784	*,e	Match Group, Inc	294,056
33,600		MAXIMUS, Inc	2,049,264
20,576	*	Meet Group, Inc	122,633
4,163,240		Microsoft Corp	285,015,410
4,380	*	MicroStrategy, Inc (Class A)	832,945
7,240	*,e	MINDBODY, Inc	205,254
14,789	*	Mitek Systems, Inc	129,404
16,990	*	MobileIron, Inc	77,304
18,484	*	Model N, Inc	197,779
18,348	*	MoneyGram International, Inc	326,778
19,584		Monotype Imaging Holdings, Inc	398,534
2,553		NCI, Inc (Class A)	37,912
27,811	*	NeuStar, Inc (Class A)	923,325
10,729	*	New Relic, Inc	428,945
36,032		NIC, Inc	769,283
117,742	*	Nuance Communications, Inc	2,106,404
7,073	*	Numerex Corp	31,828
34,694	*,e	Nutanix, Inc	527,002
1,628,486		Oracle Corp	73,216,731
113,566	*,e	Pandora Media, Inc	1,232,191
3,781	*	Park City Group, Inc	47,830
184,790		Paychex, Inc	10,954,351
22,549	*,e	Paycom Software, Inc	1,358,577
10,380	*	Paylocity Holding Corp	409,387
624,776	*	PayPal Holdings, Inc	29,814,311
28,471		Pegasystems, Inc	1,296,854
14,896	*	Perficient, Inc	259,488
4,957	*	PFSweb, Inc	36,285
20,183	*	Planet Payment, Inc	84,163
38,295		Progress Software Corp	1,138,127
21,362	*	Proofpoint, Inc	1,610,054
11,998	*	PROS Holdings, Inc	295,751
65,976	*	PTC, Inc	3,566,003
14,787	*	Q2 Holdings, Inc	564,124
3,997		QAD, Inc (Class A)	120,709
13,258	*	Qualys, Inc	509,107
15,203	*	QuinStreet, Inc	68,109
30,975	*	Quotient Technology, Inc	337,628
9,552	*,e	Rapid7, Inc	161,906
9,129	*	RealNetworks, Inc	41,720
47,116	*	RealPage, Inc	1,745,648
95,247	*	Red Hat, Inc	8,389,356
197

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,209		Reis, Inc	$60,329
15,888	*	RetailMeNot, Inc	184,301
5,924	*	Rightside Group Ltd	59,477
33,267	*	RingCentral, Inc	1,062,881
8,849	*	Rosetta Stone, Inc	99,551
18,434	*	Rubicon Project, Inc	105,258
107,494		Sabre Corp	2,516,435
352,574	*	salesforce.com, Inc	30,363,673
9,731		Sapiens International Corp NV	115,410
22,143		Science Applications International Corp	1,616,218
3,029	*	SecureWorks Corp	26,201
82,889	*	ServiceNow, Inc	7,831,353
26,981	*	ServiceSource International LLC	101,449
10,089	*,e	Shutterstock, Inc	436,147
16,631	*	Silver Spring Networks, Inc	189,760
70,738	*	Splunk, Inc	4,549,161
9,074	*	SPS Commerce, Inc	501,429
27,169	*	Square, Inc	495,563
88,729		SS&C Technologies Holdings, Inc	3,259,903
8,332	*,e	Stamps.com, Inc	884,442
18,644	*	Sykes Enterprises, Inc	555,778
323,838		Symantec Corp	10,242,996
21,261	*	Synchronoss Technologies, Inc	340,176
86,247	*	Synopsys, Inc	6,356,404
19,344		Syntel, Inc	340,648
33,350	*	Tableau Software, Inc	1,790,228
47,640	*	Take-Two Interactive Software, Inc	2,994,174
8,465	*	TechTarget, Inc	78,301
11,456	*	TeleNav, Inc	99,667
11,259		TeleTech Holdings, Inc	351,844
67,531	*	Teradata Corp	1,970,555
61,621		TiVo Corp	1,217,015
87,670		Total System Services, Inc	5,024,368
3,998	*	Trade Desk, Inc	149,325
56,389		Travelport Worldwide Ltd	742,643
30,043	*,e	TrueCar, Inc	526,353
10,226	*,e	Twilio, Inc	337,969
344,524	*	Twitter, Inc	5,677,756
16,117	*	Tyler Technologies, Inc	2,636,580
13,643	*	Ultimate Software Group, Inc	2,765,027
34,018	*	Unisys Corp	384,403
81,484	*	Vantiv, Inc	5,055,267
5,014	*	Varonis Systems, Inc	157,440
14,849	*	Vasco Data Security International	200,462
29,350	*	Verint Systems, Inc	1,153,455
48,671	*,e	VeriSign, Inc	4,327,825
44,191	*,e	VirnetX Holding Corp	145,830
13,306	*	Virtusa Corp	412,220
1,053,552		Visa, Inc (Class A)	96,105,013
50,521	*,e	VMware, Inc (Class A)	4,755,037
18,091	*	WebMD Health Corp (Class A)	981,075
22,175	*	Website Pros, Inc	427,978
258,202		Western Union Co	5,127,892
198

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,267	*	WEX, Inc	$2,056,290
63,248	*	Workday, Inc	5,527,875
19,483	*	Workiva, Inc	327,314
10,967	*	Xactly Corp	127,217
14,884	*	XO Group, Inc	261,214
486,547	*	Yahoo!, Inc	23,456,431
35,317	*	Yelp, Inc	1,250,575
42,349	*	Zendesk, Inc	1,217,534
24,907	*	Zillow Group, Inc	958,670
55,637	*	Zillow Group, Inc (Class C)	2,169,843
23,238	*	Zix Corp	126,182
346,384	*	Zynga, Inc	1,001,050
		TOTAL SOFTWARE & SERVICES	1,721,419,795

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
55,125	*,e	3D Systems Corp	872,629
24,640		Adtran, Inc	492,800
10,358	*	Aerohive Networks, Inc	40,085
5,601	*	Agilysys, Inc	55,450
159,628		Amphenol Corp (Class A)	11,542,701
12,849	*	Anixter International, Inc	1,047,836
3,006,382		Apple, Inc	431,866,774
9,843	*,e	Applied Optoelectronics, Inc	486,146
20,567	*	Arista Networks, Inc	2,871,976
106,555	*	ARRIS International plc	2,769,364
58,339	*	Arrow Electronics, Inc	4,112,899
12,829	*	Avid Technology, Inc	71,907
81,843		Avnet, Inc	3,166,506
34,980		AVX Corp	591,512
13,664		Badger Meter, Inc	543,144
5,993		Bel Fuse, Inc (Class B)	145,031
19,225		Belden CDT, Inc	1,339,982
24,123	*	Benchmark Electronics, Inc	764,699
9,134		Black Box Corp	90,427
210,426		Brocade Communications Systems, Inc	2,645,055
32,448	*	CalAmp Corp	582,117
18,584	*	Calix, Inc	124,513
82,097		CDW Corp	4,851,112
71,646	*	Ciena Corp	1,641,410
2,752,930		Cisco Systems, Inc	93,792,325
4,709	*	Clearfield, Inc	66,632
42,835		Cognex Corp	3,655,539
12,340	*	Coherent, Inc	2,660,504
66,416	*	CommScope Holding Co, Inc	2,792,129
12,255		Comtech Telecommunications Corp	171,693
8,807	*	Control4 Corp	148,838
524,807		Corning, Inc	15,140,682
11,071	e	CPI Card Group, Inc	39,856
18,817	*	Cray, Inc	336,824
13,984		CTS Corp	309,046
15,342		Daktronics, Inc	145,135
29,002		Diebold, Inc	817,856
10,399	*	Digi International, Inc	128,948
199

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

28,174		Dolby Laboratories, Inc (Class A)	$1,485,615
11,530	*	Eastman Kodak Co	126,830
34,791	*	EchoStar Corp (Class A)	2,002,570
14,155	*	Electro Scientific Industries, Inc	98,802
36,719	*	Electronics for Imaging, Inc	1,680,996
14,430		EMCORE Corp	129,870
6,110	*	ePlus, Inc	435,337
53,904	*	Extreme Networks, Inc	421,260
36,677	*	F5 Networks, Inc	4,736,101
17,362	*	Fabrinet	601,941
7,269	*	FARO Technologies, Inc	266,409
54,544	*	Finisar Corp	1,245,785
61,951	*,e	Fitbit, Inc	354,360
71,130		Flir Systems, Inc	2,612,605
66,748	*	Harmonic, Inc	387,138
69,963		Harris Corp	7,828,160
940,132		Hewlett Packard Enterprise Co	17,514,659
978,774		HP, Inc	18,420,527
33,751	*	II-VI, Inc	1,118,846
11,513	*	Immersion Corp	100,969
68,360	*	Infinera Corp	678,131
17,922	*	Insight Enterprises, Inc	754,516
18,135		InterDigital, Inc	1,630,336
53,968	*	InvenSense, Inc	694,028
17,224	*	IPG Photonics Corp	2,175,736
27,533	*	Itron, Inc	1,785,515
98,916		Jabil Circuit, Inc	2,870,542
203,565		Juniper Networks, Inc	6,121,200
90,011	*	Keysight Technologies, Inc	3,369,112
12,299	*	Kimball Electronics, Inc	212,158
48,953	*	Knowles Corp	867,937
5,979	*	KVH Industries, Inc	47,832
10,750		Littelfuse, Inc	1,657,112
27,150	*	Lumentum Holdings, Inc	1,160,662
16,124	*,e	Maxwell Technologies, Inc	98,356
1,202		Mesa Laboratories, Inc	168,064
17,713		Methode Electronics, Inc	789,114
96,708		Motorola, Inc	8,313,987
7,214		MTS Systems Corp	335,090
75,516		National Instruments Corp	2,636,264
65,108	*	NCR Corp	2,685,705
153,181		NetApp, Inc	6,104,263
25,449	*	Netgear, Inc	1,199,920
46,446	*	Netscout Systems, Inc	1,748,692
14,868	*	Novanta, Inc	417,047
61,625	*,e	Oclaro, Inc	493,616
8,081	*	OSI Systems, Inc	625,469
47,980	*	Palo Alto Networks, Inc	5,201,512
8,151		Park Electrochemical Corp	141,175
5,271		PC Connection, Inc	151,489
20,079		Plantronics, Inc	1,096,313
23,036	*	Plexus Corp	1,197,642
42,471	*	Pure Storage, Inc	450,617
200

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,536	*	Quantenna Communications, Inc	$65,062
17,506	*	Radisys Corp	70,199
8,752	*	Rogers Corp	900,931
37,360	*	Sanmina Corp	1,391,660
11,491	*	Scansource, Inc	453,895
28,040	*	ShoreTel, Inc	183,662
2,553		Silicom Ltd	138,449
20,395	*	Sonus Networks, Inc	156,634
23,473	*,e	Stratasys Ltd	581,191
18,658	*	Super Micro Computer, Inc	455,255
21,661	*,e	Synaptics, Inc	1,186,373
14,834		SYNNEX Corp	1,608,451
4,288		Systemax, Inc	56,773
20,928	*	Tech Data Corp	2,001,763
154,448	*	Trimble Navigation Ltd	5,472,093
35,155	*	TTM Technologies, Inc	588,143
13,075	*	Ubiquiti Networks, Inc	673,624
21,169		Universal Display Corp	1,891,450
18,717	*	USA Technologies, Inc	91,713
53,363	*	VeriFone Systems, Inc	989,350
26,517	*,e	Viasat, Inc	1,697,884
114,291	*	Viavi Solutions, Inc	1,142,910
59,297		Vishay Intertechnology, Inc	969,506
5,516	*	Vishay Precision Group, Inc	94,875
153,493		Western Digital Corp	13,671,622
643,374		Xerox Corp	4,625,859
28,949	*	Zebra Technologies Corp (Class A)	2,729,022
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	756,258,363

TELECOMMUNICATION SERVICES - 2.1%
3,370,696		AT&T, Inc	133,580,682
5,163		ATN International, Inc	357,228
15,710	*	Boingo Wireless, Inc	224,496
286,673	e	CenturyTel, Inc	7,358,896
17,584	*	Cincinnati Bell, Inc	331,458
24,658		Cogent Communications Group, Inc	1,109,610
24,285	e	Consolidated Communications Holdings, Inc	574,826
28,610	*	Fairpoint Communications, Inc	487,801
613,266	e	Frontier Communications Corp	1,152,940
14,505	*	General Communication, Inc (Class A)	543,067
218,122	*,e	Globalstar, Inc	416,613
3,994	*	Hawaiian Telcom Holdco, Inc	101,647
16,929		IDT Corp (Class B)	257,152
17,153	*	Intelsat S.A.	50,601
40,177	*,e	Iridium Communications, Inc	425,876
169,148	*	Level 3 Communications, Inc	10,277,433
8,919	*	Lumos Networks Corp	159,739
31,665	*	Orbcomm, Inc	305,251
5,431	*,e	pdvWireless, Inc	139,305
22,538		Shenandoah Telecom Co	721,216
14,272		Spok Holdings, Inc	256,182
414,336	*	Sprint Corp	3,741,454
7,991	*	Straight Path Communications, Inc	1,029,720
201

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

59,197		Telephone & Data Systems, Inc	$1,625,550
164,437	*	T-Mobile US, Inc	11,061,677
13,503	*	US Cellular Corp	529,048
2,240,243		Verizon Communications, Inc	102,849,556
96,718	*	Vonage Holdings Corp	648,978
80,647		Windstream Holdings, Inc	445,171
92,554	*	Zayo Group Holdings, Inc	3,245,869
		TOTAL TELECOMMUNICATION SERVICES	284,009,042

TRANSPORTATION - 2.2%
22,768	*	Air Transport Services Group, Inc	418,704
65,412		Alaska Air Group, Inc	5,565,907
7,062		Allegiant Travel Co	1,026,815
3,175		Amerco, Inc	1,188,911
284,271		American Airlines Group, Inc	12,115,630
21,971		Arkansas Best Corp	581,133
13,672	*	Atlas Air Worldwide Holdings, Inc	792,976
45,906	*	Avis Budget Group, Inc	1,400,133
25,174	e	Celadon Group, Inc	99,437
76,993		CH Robinson Worldwide, Inc	5,597,391
17,064		Copa Holdings S.A. (Class A)	1,986,591
20,864		Costamare, Inc	140,623
7,369	*	Covenant Transportation Group, Inc	138,021
525,409		CSX Corp	26,711,794
408,946		Delta Air Lines, Inc	18,582,506
14,127	*	Echo Global Logistics, Inc	264,881
95,517		Expeditors International of Washington, Inc	5,357,549
136,143		FedEx Corp	25,826,327
14,493		Forward Air Corp	770,593
33,016	*	Genesee & Wyoming, Inc (Class A)	2,237,164
28,679	*	Hawaiian Holdings, Inc	1,557,270
21,551		Heartland Express, Inc	433,606
40,068	*,e	Hertz Global Holdings, Inc	660,721
17,800	*	Hub Group, Inc (Class A)	696,870
46,618		J.B. Hunt Transport Services, Inc	4,179,770
171,267	*	JetBlue Airways Corp	3,738,759
57,874		Kansas City Southern Industries, Inc	5,212,711
28,328	*	Kirby Corp	1,999,957
34,681	e	Knight Transportation, Inc	1,189,558
22,007		Landstar System, Inc	1,880,498
39,306		Macquarie Infrastructure Co LLC	3,198,329
12,678		Marten Transport Ltd	314,414
22,466		Matson, Inc	712,172
162,003		Norfolk Southern Corp	19,033,733
35,577		Old Dominion Freight Line	3,149,276
1,308	*	PAM Transportation Services, Inc	24,551
4,949		Park-Ohio Holdings Corp	194,743
21,295	*	Radiant Logistics, Inc	127,770
29,548	*	Roadrunner Transportation Services Holdings, Inc	198,563
29,310		Ryder System, Inc	1,990,442
13,952	*	Saia, Inc	671,789
31,915	*	Scorpio Bulkers, Inc	237,767
28,922		Skywest, Inc	1,075,898
202

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

348,923		Southwest Airlines Co	$19,616,451
39,019	*	Spirit Airlines, Inc	2,234,618
41,077	*,e	Swift Transportation Co, Inc	1,009,673
462,424		Union Pacific Corp	51,772,991
172,448	*	United Continental Holdings, Inc	12,107,574
376,592		United Parcel Service, Inc (Class B)	40,468,576
2,557		Universal Truckload Services, Inc	35,670
4,109	*	USA Truck, Inc	27,571
24,266		Werner Enterprises, Inc	662,462
53,418	*	XPO Logistics, Inc	2,638,315
21,387	*	YRC Worldwide, Inc	227,986
		TOTAL TRANSPORTATION	294,084,140

UTILITIES - 3.1%
372,799		AES Corp	4,216,357
24,148		Allete, Inc	1,688,187
111,204		Alliant Energy Corp	4,372,541
118,765		Ameren Corp	6,495,258
258,567		American Electric Power Co, Inc	17,538,600
18,348		American States Water Co	816,853
104,437		American Water Works Co, Inc	8,329,895
122,620		Aqua America, Inc	4,057,496
8,114	*,e	AquaVenture Holdings Ltd	149,054
3,086		Artesian Resources Corp	118,533
58,875	*	Atlantic Power Corp	147,187
34,381		Atlantica Yield plc	716,500
57,873		Atmos Energy Corp	4,688,870
36,099		Avangrid, Inc	1,570,306
38,811		Avista Corp	1,565,636
25,055		Black Hills Corp	1,704,241
23,317		California Water Service Group	832,417
200,141	*	Calpine Corp	2,041,438
211,252		Centerpoint Energy, Inc	6,027,019
13,993		Chesapeake Utilities Corp	1,025,687
164,966		CMS Energy Corp	7,489,456
4,663		Connecticut Water Service, Inc	250,263
172,974		Consolidated Edison, Inc	13,713,379
6,110		Consolidated Water Co, Inc	72,098
3,244		Delta Natural Gas Co, Inc	98,293
342,367		Dominion Resources, Inc	26,509,477
92,652		DTE Energy Co	9,690,473
382,298		Duke Energy Corp	31,539,585
61,744	*	Dynegy, Inc	396,396
166,657		Edison International	13,327,560
22,298		El Paso Electric Co	1,150,577
103,946		Entergy Corp	7,926,922
183,215		Eversource Energy	10,882,971
466,474		Exelon Corp	16,153,995
48,283	*,m	Ferroglobe plc	0
236,052		FirstEnergy Corp	7,067,397
5,556		Genie Energy Ltd	44,170
122,051		Great Plains Energy, Inc	3,611,489
58,319		Hawaiian Electric Industries, Inc	1,954,853
203

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

24,505		Idacorp, Inc	$2,071,163
100,168		MDU Resources Group, Inc	2,694,519
26,514		MGE Energy, Inc	1,704,850
7,604		Middlesex Water Co	289,864
34,836		National Fuel Gas Co	1,929,218
38,468		New Jersey Resources Corp	1,552,184
256,305		NextEra Energy, Inc	34,232,096
169,245		NiSource, Inc	4,104,191
22,425		Northwest Natural Gas Co	1,336,530
23,579		NorthWestern Corp	1,409,553
165,444		NRG Energy, Inc	2,796,004
21,926		NRG Yield, Inc (Class A)	380,197
33,550		NRG Yield, Inc (Class C)	593,835
97,413		OGE Energy Corp	3,388,024
37,641		ONE Gas, Inc	2,590,830
18,855		Ormat Technologies, Inc	1,113,576
18,362		Otter Tail Corp	725,299
45,529	e	Pattern Energy Group, Inc	1,002,549
279,534		PG&E Corp	18,742,755
58,352		Pinnacle West Capital Corp	4,965,172
37,981		PNM Resources, Inc	1,414,792
43,373		Portland General Electric Co	1,966,532
375,711		PPL Corp	14,318,346
287,738		Public Service Enterprise Group, Inc	12,674,859
63,716		SCANA Corp	4,225,008
126,437		Sempra Energy	14,289,910
8,058		SJW Corp	393,553
43,304		South Jersey Industries, Inc	1,624,766
554,512		Southern Co	27,614,698
24,795		Southwest Gas Corp	2,076,829
8,050	e	Spark Energy, Inc	288,995
29,635		Spire, Inc	2,031,479
43,322		TerraForm Global, Inc	205,779
47,821		TerraForm Power, Inc	602,066
90,943		UGI Corp	4,561,701
8,987		Unitil Corp	435,240
33,919		Vectren Corp	2,015,467
10,796	*,e	Vivint Solar, Inc	32,388
171,122		WEC Energy Group, Inc	10,356,303
90,054		Westar Energy, Inc	4,685,510
30,697		WGL Holdings, Inc	2,531,275
289,053		Xcel Energy, Inc	13,021,838
5,212		York Water Co	195,450
		TOTAL UTILITIES	429,166,622

		TOTAL COMMON STOCKS	13,624,699,536
		(Cost $8,789,597,399)

RIGHTS / WARRANTS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
267	m	Emergent Capital, Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0
204

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY			VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,296	m	Forest Laboratories, Inc CVR			$1,231
1,988	m	Omthera Pharmaceuticals, Inc			1,193
12,340	m	Trius Therapeutics, Inc			0
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,424

SOFTWARE & SERVICES - 0.0%
3,514	m	Gerber Scientific, Inc			0
		TOTAL SOFTWARE & SERVICES			0

		TOTAL RIGHTS / WARRANTS			2,424
		(Cost $88)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.4%

TREASURY DEBT - 0.1%
$3,635,000	d	United States Treasury Bill	0.755%	05/04/17	3,634,811
8,900,000	d	United States Treasury Bill	0.721	06/01/17	8,894,802
		TOTAL TREASURY DEBT			12,529,613

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
177,450,223	c	State Street Navigator Securities Lending Government Money Market Portfolio			177,450,223
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			177,450,223

		TOTAL SHORT-TERM INVESTMENTS			189,979,836
		(Cost $189,979,472)
		TOTAL INVESTMENTS - 101.2%			13,814,681,796
		(Cost $8,979,576,959)
		OTHER ASSETS & LIABILITIES, NET - (1.2)%			(166,472,648)
		NET ASSETS - 100.0%			$13,648,209,148

Abbreviation(s):
CVR Contingent Value Rights
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
SPDR Standard & Poor’s Depositary Receipts

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $170,732,601.
m	Indicates a security that has been deemed illiquid.
205

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.8%
7,554		Adient plc	$555,672
9,937		BorgWarner, Inc	420,137
104,960		Delphi Automotive plc	8,438,784
69,261		Gentex Corp	1,430,240
69,046		Harley-Davidson, Inc	3,922,503
22,920		Lear Corp	3,269,767
45,184	*,e	Tesla, Inc	14,190,939
18,601		Thor Industries, Inc	1,789,044
13,355		Visteon Corp	1,374,897
		TOTAL AUTOMOBILES & COMPONENTS	35,391,983

BANKS - 0.3%
84,440		Citizens Financial Group, Inc	3,099,792
2,221		First Hawaiian, Inc	66,119
47,060		First Republic Bank	4,351,168
11,900	*	Signature Bank	1,647,555
14,716	*	SVB Financial Group	2,589,133
19,667	*	Western Alliance Bancorp	942,049
		TOTAL BANKS	12,695,816

CAPITAL GOODS - 7.6%
227,751		3M Co	44,600,478
56,017		A.O. Smith Corp	3,018,196
16,793		Acuity Brands, Inc	2,957,247
19,025		Air Lease Corp	725,613
36,887		Allegion plc	2,900,794
15,327		Ametek, Inc	876,704
230,422		Boeing Co	42,588,898
35,824		BWX Technologies, Inc	1,761,466
7,108		Carlisle Cos, Inc	720,680
29,696		Deere & Co	3,314,371
45,256		Donaldson Co, Inc	2,094,448
39,634		Emerson Electric Co	2,389,137
45,685		Equifax, Inc	6,181,637
109,691		Fastenal Co	4,900,994
30,580		Flowserve Corp	1,555,605
30,776		Fortive Corp	1,946,890
58,304		Fortune Brands Home & Security, Inc	3,716,297
39,206		General Dynamics Corp	7,597,731
653,875		General Electric Co	18,955,836
21,341		Graco, Inc	2,301,627
77,555	*	HD Supply Holdings, Inc	3,125,466
9,515		HEICO Corp	676,231
18,741		HEICO Corp (Class A)	1,148,823
206

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

2,434	*	Herc Holdings, Inc	$110,674
35,625		Hexcel Corp	1,843,594
293,954		Honeywell International, Inc	38,549,128
13,450		Hubbell, Inc	1,521,598
14,999		Huntington Ingalls	3,013,149
27,207		IDEX Corp	2,850,205
113,787		Illinois Tool Works, Inc	15,712,847
49,775		Ingersoll-Rand plc	4,417,531
75,572		Johnson Controls International plc	3,141,528
14,076		Lennox International, Inc	2,328,030
14,883		Lincoln Electric Holdings, Inc	1,325,033
98,462		Lockheed Martin Corp	26,530,586
82,448		Masco Corp	3,052,225
21,660	*	Middleby Corp	2,948,576
6,912		MSC Industrial Direct Co (Class A)	618,831
21,970		Nordson Corp	2,750,644
64,286		Northrop Grumman Corp	15,811,785
10,903		PACCAR, Inc	727,557
16,040	*	Quanta Services, Inc	568,458
43,927		Raytheon Co	6,817,910
39,585		Rockwell Automation, Inc	6,228,700
62,258		Rockwell Collins, Inc	6,480,435
19,687		Roper Industries, Inc	4,305,547
16,203		Snap-On, Inc	2,714,489
24,125		Spirit Aerosystems Holdings, Inc (Class A)	1,378,985
6,982		Stanley Works	950,599
31,679		Textron, Inc	1,478,142
40,883		Toro Co	2,654,124
19,261		TransDigm Group, Inc	4,752,267
29,266	*	United Rentals, Inc	3,209,310
6,916		Valmont Industries, Inc	1,053,653
21,665		W.W. Grainger, Inc	4,174,845
20,480	*	WABCO Holdings, Inc	2,434,458
9,772		Watsco, Inc	1,356,354
21,373	*	Welbilt, Inc	438,146
33,289	e	Wabtec Corp	2,792,614
35,594		Xylem, Inc	1,829,888
		TOTAL CAPITAL GOODS	342,927,614

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
34,145		Cintas Corp	4,181,738
3,944	*	Clean Harbors, Inc	229,186
75,214	*	Copart, Inc	2,324,113
43,112		Covanta Holding Corp	627,280
5,775		Dun & Bradstreet Corp	632,998
52,763		KAR Auction Services, Inc	2,301,522
7,800		LSC Communications, Inc	201,786
107,704		Nielsen NV	4,429,865
70,348		Pitney Bowes, Inc	934,925
47,806		Robert Half International, Inc	2,201,466
36,312		Rollins, Inc	1,409,995
21,061		RR Donnelley & Sons Co	264,737
29,224	*	Stericycle, Inc	2,493,976
207

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

20,045	*	TransUnion	$802,401
59,889	*	Verisk Analytics, Inc	4,959,408
141,606		Waste Management, Inc	10,306,085
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	38,301,481

CONSUMER DURABLES & APPAREL - 2.0%
28,463		Brunswick Corp	1,615,275
4,366		CalAtlantic Group, Inc	158,137
18,808		Carter’s, Inc	1,731,088
19,755		Coach, Inc	778,149
70,884		DR Horton, Inc	2,331,375
144,256		Hanesbrands, Inc	3,146,223
43,373		Hasbro, Inc	4,298,698
50,183	*	Kate Spade & Co	873,184
50,192		Leggett & Platt, Inc	2,637,088
2,067		Lennar Corp (B Shares)	88,075
36,359		Lennar Corp (Class A)	1,836,130
37,154	*	Lululemon Athletica, Inc	1,932,008
131,163		Mattel, Inc	2,940,675
62,164	*	Michael Kors Holdings Ltd	2,320,582
18,932	*	Mohawk Industries, Inc	4,445,044
181,378		Newell Rubbermaid, Inc	8,658,986
511,812		Nike, Inc (Class B)	28,359,503
1,340	*	NVR, Inc	2,829,075
23,397	e	Polaris Industries, Inc	1,994,828
15,646		Pool Corp	1,871,575
37,263		Pulte Homes, Inc	844,752
1,439		Ralph Lauren Corp	116,156
50,729	*	Skechers U.S.A., Inc (Class A)	1,280,907
18,283	*,e	Tempur Sealy International, Inc	858,387
28,603		Toll Brothers, Inc	1,029,422
19,291		Tupperware Corp	1,385,287
72,498	*,e	Under Armour, Inc	1,407,186
70,520	*,e	Under Armour, Inc (Class A)	1,515,475
131,318		VF Corp	7,173,902
5,398	*	Vista Outdoor, Inc	105,585
2,705		Whirlpool Corp	502,264
		TOTAL CONSUMER DURABLES & APPAREL	91,065,021

CONSUMER SERVICES - 3.3%
39,368		ARAMARK Holdings Corp	1,437,719
19,791		Brinker International, Inc	874,564
10,868	*	Chipotle Mexican Grill, Inc (Class A)	5,156,540
8,581		Choice Hotels International, Inc	538,029
45,623		Darden Restaurants, Inc	3,886,623
19,232		Domino’s Pizza, Inc	3,488,493
35,310		Dunkin Brands Group, Inc	1,972,417
3,881		Extended Stay America, Inc	67,685
17,413	*	Hilton Grand Vacations, Inc	582,813
58,752		Hilton Worldwide Holdings, Inc	3,464,605
452	*	Hyatt Hotels Corp	25,086
140,387		Las Vegas Sands Corp	8,281,429
93,944		Marriott International, Inc (Class A)	8,870,193
208

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

321,111		McDonald’s Corp	$44,933,063
15,872		MGM Resorts International	487,429
5,638	*	Norwegian Cruise Line Holdings Ltd	304,057
8,642	*	Panera Bread Co (Class A)	2,702,181
70,664		Service Corp International	2,276,794
52,219	*	ServiceMaster Global Holdings, Inc	1,989,544
27,792		Six Flags Entertainment Corp	1,740,057
551,103		Starbucks Corp	33,099,246
14,862		Vail Resorts, Inc	2,937,623
44,876		Wendy’s	661,472
41,007		Wyndham Worldwide Corp	3,908,377
28,170		Wynn Resorts Ltd	3,465,192
134,235	*	Yum China Holdings, Inc	4,580,098
134,743		Yum! Brands, Inc	8,859,352
		TOTAL CONSUMER SERVICES	150,590,681

DIVERSIFIED FINANCIALS - 2.0%
18,522		Affiliated Managers Group, Inc	3,067,058
16,730		Ameriprise Financial, Inc	2,138,930
14,322		Artisan Partners Asset Management, Inc	419,635
37,751		CBOE Holdings, Inc	3,111,060
357,562		Charles Schwab Corp	13,891,284
3,114	*,e	Credit Acceptance Corp	632,921
48,174		Discover Financial Services	3,015,211
8,240	*	Donnelley Financial Solutions, Inc	183,093
43,548		Eaton Vance Corp	1,869,516
15,293		Factset Research Systems, Inc	2,496,735
41,924		Federated Investors, Inc (Class B)	1,124,402
4,364		Interactive Brokers Group, Inc (Class A)	151,998
108,872		IntercontinentalExchange Group, Inc	6,554,094
26,092		Invesco Ltd	859,470
101,300		iShares Russell 1000 Growth Index Fund	11,784,229
10,723		Lazard Ltd (Class A)	460,446
4,644		LPL Financial Holdings, Inc	195,234
14,037		MarketAxess Holdings, Inc	2,702,403
58,751		Moody’s Corp	6,951,418
8,317		Morningstar, Inc	608,222
32,979		MSCI, Inc (Class A)	3,308,453
101,942		S&P Global, Inc	13,679,597
48,361		SEI Investments Co	2,452,386
72,023		T Rowe Price Group, Inc	5,105,710
83,345		TD Ameritrade Holding Corp	3,189,613
		TOTAL DIVERSIFIED FINANCIALS	89,953,118

ENERGY - 0.5%
100,647		Apache Corp	4,895,470
125,402		Cabot Oil & Gas Corp	2,914,342
22,228	*,e	Chesapeake Energy Corp	116,919
6,047		Cimarex Energy Co	705,564
15,658	*	Continental Resources, Inc	664,056
18,355	*	Devon Energy Corp	724,839
8,527	*	Diamondback Energy, Inc	851,336
23,283		EOG Resources, Inc	2,153,678
209

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

2,481	*,e	Extraction Oil & Gas, Inc	$38,828
20,389	*	Newfield Exploration Co	705,867
80,038		Oneok, Inc	4,210,799
7,413	*	Parsley Energy, Inc	220,833
190,355	*	Southwestern Energy Co	1,429,566
49,447		Williams Cos, Inc	1,514,562
		TOTAL ENERGY	21,146,659

FOOD & STAPLES RETAILING - 1.4%
14,874		Casey’s General Stores, Inc	1,666,929
390,603		CVS Health Corp	32,201,311
366,135		Kroger Co	10,855,903
401,595	*	Rite Aid Corp	1,606,380
51,055	*	Sprouts Farmers Market, Inc	1,139,037
202,775		Sysco Corp	10,720,714
16,670	*	US Foods Holding Corp	470,094
68,442		Walgreens Boots Alliance, Inc	5,922,971
20,237		Whole Foods Market, Inc	736,020
		TOTAL FOOD & STAPLES RETAILING	65,319,359

FOOD, BEVERAGE & TOBACCO - 6.5%
757,195		Altria Group, Inc	54,351,457
22,543	*	Blue Buffalo Pet Products, Inc	555,685
19,559		Brown-Forman Corp	940,006
67,329		Brown-Forman Corp (Class B)	3,186,008
71,713		Campbell Soup Co	4,126,366
1,128,077		Coca-Cola Co	48,676,523
133,184		ConAgra Foods, Inc	5,164,876
63,930		Constellation Brands, Inc (Class A)	11,030,482
168,307		Costco Wholesale Corp	29,877,859
71,797		Dr Pepper Snapple Group, Inc	6,580,195
60,967		Flowers Foods, Inc	1,195,563
229,685		General Mills, Inc	13,209,184
29,971	*	Hain Celestial Group, Inc	1,108,627
54,245		Hershey Co	5,869,309
91,015		Hormel Foods Corp	3,192,806
19,469		Ingredion, Inc	2,410,652
88,493		Kellogg Co	6,283,003
29,489		Kraft Heinz Co	2,665,511
46,884		Lamb Weston Holdings, Inc	1,957,407
44,507		McCormick & Co, Inc	4,446,249
25,938		Mead Johnson Nutrition Co	2,301,219
162,056	*	Monster Beverage Corp	7,354,101
486,362		PepsiCo, Inc	55,095,087
64,360		Philip Morris International, Inc	7,133,663
2,895		Pilgrim’s Pride Corp	75,154
14,294	*	Post Holdings, Inc	1,203,412
196,851		Reynolds American, Inc	12,696,890
6,444	*	TreeHouse Foods, Inc	564,494
52,512		Tyson Foods, Inc (Class A)	3,374,421
		TOTAL FOOD, BEVERAGE & TOBACCO	296,626,209
210

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 6.6%
64,764		Abbott Laboratories	$2,826,301
15,184	*	Abiomed, Inc	1,978,779
10,212	*,e	Acadia Healthcare Co, Inc	445,039
44,203		Aetna Inc	5,970,499
6,027	*	Alere, Inc	296,348
27,831	*	Align Technology, Inc	3,746,609
63,301		AmerisourceBergen Corp	5,193,847
27,649		Anthem, Inc	4,918,481
15,126	*,e	athenahealth, Inc	1,482,499
28,457		Bard (C.R.), Inc	8,749,958
21,705		Baxter International, Inc	1,208,534
80,786		Becton Dickinson & Co	15,104,558
520,171	*	Boston Scientific Corp	13,722,111
116,554		Cardinal Health, Inc	8,460,655
47,750	*	Centene Corp	3,552,600
113,120	*	Cerner Corp	7,324,520
32,799		Cigna Corp	5,128,780
14,267		Cooper Cos, Inc	2,858,108
61,733		Danaher Corp	5,144,211
23,917	*	DaVita, Inc	1,650,512
31,436	*	DexCom, Inc	2,450,751
81,283	*	Edwards Lifesciences Corp	8,914,307
31,907	*	Envision Healthcare Corp	1,787,749
204,536	*	Express Scripts Holding Co	12,546,238
80,156	*	HCA Holdings, Inc	6,749,937
31,579	*	Henry Schein, Inc	5,488,430
23,542		Hill-Rom Holdings, Inc	1,780,717
107,633	*	Hologic, Inc	4,859,630
54,161		Humana, Inc	12,022,659
34,204	*	Idexx Laboratories, Inc	5,737,037
24,776	*,e	Inovalon Holdings, Inc	303,506
14,622	*	Intuitive Surgical, Inc	12,222,091
17,536	*	Laboratory Corp of America Holdings	2,457,670
81,662		McKesson Corp	11,293,038
24,746	*	MEDNAX, Inc	1,493,669
32,554	e	Patterson Cos, Inc	1,448,327
6,057	*	Premier, Inc	204,727
53,544		Resmed, Inc	3,640,457
129,934		Stryker Corp	17,719,100
3,158		Teleflex, Inc	653,359
32,856	*,e	Tenet Healthcare Corp	514,853
365,034		UnitedHealth Group, Inc	63,837,146
7,958		Universal Health Services, Inc (Class B)	961,008
14,341	*	Varex Imaging Corp	481,284
37,105	*	Varian Medical Systems, Inc	3,366,908
30,053	*	VCA Antech, Inc	2,751,953
36,760	*	Veeva Systems, Inc	1,971,071
15,651	*	WellCare Health Plans, Inc	2,401,020
27,643		West Pharmaceutical Services, Inc	2,543,985
37,807		Zimmer Holdings, Inc	4,523,607
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	296,889,183
211

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
98,728		Church & Dwight Co, Inc	$4,889,998
42,569		Clorox Co	5,691,049
60,043		Colgate-Palmolive Co	4,325,498
9,701		Coty, Inc	173,163
7,608		Energizer Holdings, Inc	450,622
83,419		Estee Lauder Cos (Class A)	7,269,132
28,340	*,e	Herbalife Ltd	1,792,788
118,246		Kimberly-Clark Corp	15,342,418
5,943		Nu Skin Enterprises, Inc (Class A)	328,232
9,401		Spectrum Brands, Inc	1,351,206
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	41,614,106

INSURANCE - 0.8%
4,086	e	Amtrust Financial Services, Inc	65,580
101,959		Aon plc	12,218,767
46,077		Arthur J. Gallagher & Co	2,571,558
2,368		Brown & Brown, Inc	101,587
7,455		Erie Indemnity Co (Class A)	923,078
20,184		Lincoln National Corp	1,330,731
201,587		Marsh & McLennan Cos, Inc	14,943,644
21,837		Progressive Corp	867,366
32,252		XL Group Ltd	1,349,746
		TOTAL INSURANCE	34,372,057

MATERIALS - 3.5%
13,314	*	AdvanSix, Inc	362,940
65,670		Air Products & Chemicals, Inc	9,226,635
5,433		Aptargroup, Inc	436,270
32,571		Avery Dennison Corp	2,710,233
63,285	*	Axalta Coating Systems Ltd	1,985,250
65,277		Ball Corp	5,019,149
5,429		Bemis Co, Inc	243,925
48,241	*	Berry Plastics Group, Inc	2,412,050
5,398		Celanese Corp (Series A)	469,842
51,507	*	Crown Holdings, Inc	2,889,028
18,012		Eagle Materials, Inc	1,728,612
100,613		Ecolab, Inc	12,988,132
337,719		EI du Pont de Nemours & Co	26,933,090
41,326		FMC Corp	3,026,303
111,844	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	1,426,011
88,321		Graphic Packaging Holding Co	1,199,399
30,527		International Flavors & Fragrances, Inc	4,230,737
55,400		LyondellBasell Industries AF S.C.A	4,695,704
22,102		Martin Marietta Materials, Inc	4,866,639
109,553		Monsanto Co	12,774,975
2,620		NewMarket Corp	1,233,234
62,968	*	Owens-Illinois, Inc	1,373,962
35,936		Packaging Corp of America	3,549,758
102,178		PPG Industries, Inc	11,223,232
97,729		Praxair, Inc	12,214,170
1,687		Royal Gold, Inc	119,237
50,091		RPM International, Inc	2,632,783
15,603		Scotts Miracle-Gro Co (Class A)	1,507,250
212

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

75,209		Sealed Air Corp	$3,310,700
31,210		Sherwin-Williams Co	10,445,363
14,020		Silgan Holdings, Inc	849,892
14,001		Southern Copper Corp (NY)	495,215
14,445		Steel Dynamics, Inc	522,042
31,327		Valspar Corp	3,522,408
1,752	e	Valvoline, Inc	38,982
47,470		Vulcan Materials Co	5,738,174
14,802		WR Grace & Co	1,031,995
		TOTAL MATERIALS	159,433,321

MEDIA - 5.4%
21,487	*	AMC Networks, Inc	1,282,344
1,772		Cable One, Inc	1,208,256
139,794		CBS Corp (Class B)	9,304,689
77,402	*	Charter Communications, Inc	26,716,074
39,801		Cinemark Holdings, Inc	1,719,403
11,255		Clear Channel Outdoor Holdings, Inc (Class A)	57,963
1,722,471		Comcast Corp (Class A)	67,503,639
53,611	*	Discovery Communications, Inc (Class A)	1,542,925
79,364	*,e	Discovery Communications, Inc (Class C)	2,220,605
64,910	*	DISH Network Corp (Class A)	4,182,800
153,770		Interpublic Group of Cos, Inc	3,624,359
11,575	*	Lions Gate Entertainment Corp (Class A)	302,918
34,599	*	Lions Gate Entertainment Corp (Class B)	825,186
28,371	*	Live Nation, Inc	912,411
1,564	*	Madison Square Garden Co	315,568
91,139		Omnicom Group, Inc	7,484,335
7,738		Regal Entertainment Group (Class A)	170,778
31,578		Scripps Networks Interactive (Class A)	2,359,508
683,330	e	Sirius XM Holdings, Inc	3,382,484
199,620		Time Warner, Inc	19,816,277
2,327		Tribune Co	85,075
325,233		Twenty-First Century Fox, Inc	9,932,616
144,891		Twenty-First Century Fox, Inc (Class B)	4,326,445
3,060		Viacom, Inc	136,476
117,122		Viacom, Inc (Class B)	4,984,712
627,953		Walt Disney Co	72,591,367
		TOTAL MEDIA	246,989,213

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.3%
625,036		AbbVie, Inc	41,214,874
36,886	*	Acadia Pharmaceuticals, Inc	1,266,296
32,622		Agilent Technologies, Inc	1,795,841
12,550	*,e	Agios Pharmaceuticals, Inc	623,861
33,016	*	Akorn, Inc	1,104,385
83,775	*	Alexion Pharmaceuticals, Inc	10,704,770
57,401	*	Alkermes plc	3,343,608
76,555		Allergan plc	18,668,702
25,379	*	Alnylam Pharmaceuticals, Inc	1,360,314
290,801		Amgen, Inc	47,493,619
294	*,e	AquaBounty Technologies, Inc	2,284
84,568	*	Biogen Idec, Inc	22,935,687
213

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

65,800	*	BioMarin Pharmaceutical, Inc	$6,306,272
13,833		Bio-Techne Corp	1,481,238
42,212	*	Bioverativ, Inc	2,482,488
645,140		Bristol-Myers Squibb Co	36,160,097
39,338		Bruker BioSciences Corp	959,454
296,755	*	Celgene Corp	36,812,458
18,451	*	Charles River Laboratories International, Inc	1,655,055
376,773		Eli Lilly & Co	30,917,992
511,869		Gilead Sciences, Inc	35,088,620
56,463	*	Illumina, Inc	10,437,750
62,608	*	Incyte Corp	7,780,922
6,583	*,e	Intercept Pharmaceuticals, Inc	739,600
23,175	*,e	Intrexon Corp	482,967
46,856	*	Ionis Pharmaceuticals, Inc	2,257,991
183,769		Johnson & Johnson	22,689,959
23,370	*,e	Juno Therapeutics, Inc	582,848
10,117	*	Mettler-Toledo International, Inc	5,194,270
56,365	*	Mylan NV	2,105,233
33,123	*	Neurocrine Biosciences, Inc	1,768,768
116,216	*,e	Opko Health, Inc	902,998
8,612	*	Patheon NV	231,749
8,633		PerkinElmer, Inc	512,887
162,598		Pfizer, Inc	5,515,324
43,247	*	Quintiles Transnational Holdings, Inc	3,644,857
29,941	*	Regeneron Pharmaceuticals, Inc	11,631,779
36,944	*	Seattle Genetics, Inc	2,523,275
68,954		Thermo Fisher Scientific, Inc	11,400,165
4,502	*	United Therapeutics Corp	565,901
94,839	*	Vertex Pharmaceuticals, Inc	11,219,454
1,770	*	VWR Corp	50,020
30,284	*	Waters Corp	5,144,949
175,725		Zoetis, Inc	9,859,930
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	419,621,511

REAL ESTATE - 2.7%
3,388		Alexandria Real Estate Equities, Inc	381,184
162,870		American Tower Corp	20,511,848
9,815		Boston Properties, Inc	1,242,579
3,001		Care Capital Properties, Inc	80,637
115,578	*	CBRE Group, Inc	4,138,848
71,198		Colony NorthStar, Inc	930,558
122,739		Crown Castle International Corp	11,611,109
46,134		CubeSmart	1,169,036
26,188		CyrusOne, Inc	1,430,912
43,018		Digital Realty Trust, Inc	4,940,187
28,501		Empire State Realty Trust, Inc	592,821
29,052		Equinix, Inc	12,135,020
31,211		Equity Lifestyle Properties, Inc	2,525,282
11,075		Essex Property Trust, Inc	2,707,505
46,119		Extra Space Storage, Inc	3,483,368
27,582		Federal Realty Investment Trust	3,610,208
71,919		Gaming and Leisure Properties, Inc	2,502,781
36,953		Healthcare Trust of America, Inc	1,178,431
214

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

3,040	*	Invitation Homes, Inc	$65,512
99,654		Iron Mountain, Inc	3,463,973
31,831		Lamar Advertising Co	2,294,060
11,339		Life Storage, Inc	888,864
25,515		Omega Healthcare Investors, Inc	841,995
8,418		Outfront Media, Inc	220,215
38,262		Park Hotels & Resorts, Inc	982,186
56,929		Public Storage, Inc	11,919,794
6,466		Regency Centers Corp	408,522
30,601	*	SBA Communications Corp	3,870,721
10,447		Senior Housing Properties Trust	224,819
107,798		Simon Property Group, Inc	17,814,698
31,868		Tanger Factory Outlet Centers, Inc	993,963
11,141		Taubman Centers, Inc	696,870
40,016		Ventas, Inc	2,561,424
		TOTAL REAL ESTATE	122,419,930

RETAILING - 9.3%
27,069		Advance Auto Parts, Inc	3,847,588
150,274	*	Amazon.com, Inc	139,001,947
10,488	*	Autonation, Inc	440,496
11,349	*	AutoZone, Inc	7,855,664
7,453		Bed Bath & Beyond, Inc	288,804
15,418	*	Burlington Stores, Inc	1,525,149
2,572	*	Cabela’s, Inc	140,431
74,787	*	Carmax, Inc	4,375,039
26,303		Dick’s Sporting Goods, Inc	1,329,617
109,487		Dollar General Corp	7,960,800
86,773	*	Dollar Tree, Inc	7,182,201
46,170		Expedia, Inc	6,173,852
46,286		Foot Locker, Inc	3,579,759
6,651		Gap, Inc	174,256
52,631		Genuine Parts Co	4,843,105
137,891	*	Groupon, Inc	540,533
480,980		Home Depot, Inc	75,080,978
17,171		L Brands, Inc	906,801
4,611	*	Liberty Expedia Holdings, Inc	222,757
91,922	*	Liberty Interactive Corp	1,946,908
5,967	*	Liberty Ventures	321,323
117,417	*	LKQ Corp	3,668,107
345,633		Lowe’s Companies, Inc	29,337,329
26,987	*	Michaels Cos, Inc	630,416
7,949	*	Murphy USA, Inc	553,012
157,393	*	NetFlix, Inc	23,955,215
47,492	e	Nordstrom, Inc	2,292,439
36,655	*	O’Reilly Automotive, Inc	9,095,938
19,111	*	Priceline.com, Inc	35,294,577
152,692		Ross Stores, Inc	9,924,980
56,548	*	Sally Beauty Holdings, Inc	1,075,543
24,620	e	Signet Jewelers Ltd	1,620,981
23,518		Target Corp	1,313,480
255,458		TJX Companies, Inc	20,089,217
51,300		Tractor Supply Co	3,175,983
215

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

43,927	*,e	TripAdvisor, Inc	$1,977,154
22,633	*	Ulta Beauty, Inc	6,369,832
28,368	*	Urban Outfitters, Inc	649,060
33,281	e	Williams-Sonoma, Inc	1,798,838
		TOTAL RETAILING	420,560,109

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
10,446		Analog Devices, Inc	795,985
301,457		Applied Materials, Inc	12,242,169
145,602		Broadcom Ltd	32,150,378
16,230	*	Cree, Inc	355,112
164,425		Intel Corp	5,943,964
60,517		Kla-Tencor Corp	5,943,980
49,156		Lam Research Corp	7,120,246
109,811		Maxim Integrated Products, Inc	4,848,156
81,095		Microchip Technology, Inc	6,129,160
196,400		NVIDIA Corp	20,484,520
15,350	*	ON Semiconductor Corp	217,663
4,706	*	Qorvo, Inc	320,149
118,147		Qualcomm, Inc	6,349,220
67,366		Skyworks Solutions, Inc	6,719,085
388,196		Texas Instruments, Inc	30,737,359
32,198		Versum Materials, Inc	1,030,980
30,290		Xilinx, Inc	1,911,602
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	143,299,728

SOFTWARE & SERVICES - 22.5%
241,520		Accenture plc	29,296,376
215,601		Activision Blizzard, Inc	11,265,152
188,421	*	Adobe Systems, Inc	25,199,424
59,079	*	Akamai Technologies, Inc	3,600,274
21,456		Alliance Data Systems Corp	5,356,061
113,606	*	Alphabet, Inc (Class A)	105,031,019
114,823	*	Alphabet, Inc (Class C)	104,025,045
8,715	*	Ansys, Inc	960,044
10,030	*	Atlassian Corp plc	345,834
66,809	*	Autodesk, Inc	6,017,487
176,193		Automatic Data Processing, Inc	18,410,407
8,349	*,e	Black Knight Financial Services, Inc	345,649
39,982		Booz Allen Hamilton Holding Co	1,436,553
45,951		Broadridge Financial Solutions, Inc	3,213,813
109,517	*	Cadence Design Systems, Inc	3,566,969
57,726		CDK Global, Inc	3,752,767
59,858	*	Citrix Systems, Inc	4,844,907
233,552	*	Cognizant Technology Solutions Corp (Class A)	14,066,837
1,405	*	CommerceHub, Inc	22,368
702	*	CommerceHub, Inc (Series A)	11,232
12,648	*	CoStar Group, Inc	3,046,777
63,318		CSRA, Inc	1,841,287
9,112	*	Dell Technologies, Inc-VMware Inc	611,506
12,397		DST Systems, Inc	1,526,195
390,199	*	eBay, Inc	13,036,549
112,347	*	Electronic Arts, Inc	10,652,743
216

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

19,028	*	Euronet Worldwide, Inc	$1,572,093
868,241	*	Facebook, Inc	130,453,210
71,849		Fidelity National Information Services, Inc	6,048,967
13,510	*,e	FireEye, Inc	169,010
19,118	*	First American Corp	817,103
120,356	*	First Data Corp	1,879,961
85,846	*	Fiserv, Inc	10,227,692
34,935	*	FleetCor Technologies, Inc	4,930,726
54,482	*	Fortinet, Inc	2,124,798
33,951	*	Gartner, Inc	3,873,470
53,747		Genpact Ltd	1,312,502
59,169		Global Payments, Inc	4,837,657
19,370	*	GoDaddy, Inc	753,880
27,116	*	Guidewire Software, Inc	1,667,363
20,776	*	IAC/InterActiveCorp	1,724,616
233,339		International Business Machines Corp	37,401,908
94,492		Intuit, Inc	11,831,343
29,940		Jack Henry & Associates, Inc	2,901,785
24,999		Leidos Holdings, Inc	1,316,447
28,468	*	Manhattan Associates, Inc	1,329,171
372,227		MasterCard, Inc (Class A)	43,297,445
10,961	*,e	Match Group, Inc	204,203
2,929,926		Microsoft Corp	200,582,734
63,571	*	Nuance Communications, Inc	1,137,285
4,499	*,e	Nutanix, Inc	68,340
112,823		Oracle Corp	5,072,522
71,206	*,e	Pandora Media, Inc	772,585
124,935		Paychex, Inc	7,406,147
437,222	*	PayPal Holdings, Inc	20,864,234
18,499	*	PTC, Inc	999,871
69,699	*	Red Hat, Inc	6,139,088
77,062		Sabre Corp	1,804,021
247,278	*	salesforce.com, Inc	21,295,581
60,792	*	ServiceNow, Inc	5,743,628
50,130	*	Splunk, Inc	3,223,860
19,487	*	Square, Inc	355,443
58,271		SS&C Technologies Holdings, Inc	2,140,877
36,338		Symantec Corp	1,149,371
5,572	*	Synopsys, Inc	410,656
20,675	*	Tableau Software, Inc	1,109,834
51,383	*	Teradata Corp	1,499,356
63,459		Total System Services, Inc	3,636,835
5,814	*,e	Twilio, Inc	192,153
213,673	*	Twitter, Inc	3,521,331
12,611	*	Tyler Technologies, Inc	2,063,034
11,064	*	Ultimate Software Group, Inc	2,242,341
59,746	*	Vantiv, Inc	3,706,642
35,323	*,e	VeriSign, Inc	3,140,921
737,494		Visa, Inc (Class A)	67,274,203
9,896	*,e	VMware, Inc (Class A)	931,412
189,763		Western Union Co	3,768,693
14,293	*	WEX, Inc	1,450,168
44,612	*	Workday, Inc	3,899,089
217

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

19,704	*	Yelp, Inc	$697,719
13,466	*	Zillow Group, Inc	518,306
26,451	*	Zillow Group, Inc (Class C)	1,031,589
		TOTAL SOFTWARE & SERVICES	1,022,008,494

TECHNOLOGY HARDWARE & EQUIPMENT - 7.0%
116,132		Amphenol Corp (Class A)	8,397,505
1,942,225	d	Apple, Inc	279,000,621
14,995	*	Arista Networks, Inc	2,093,902
16,073	*	ARRIS International plc	417,737
62,279		CDW Corp	3,680,066
31,835		Cognex Corp	2,716,799
49,320	*	CommScope Holding Co, Inc	2,073,413
26,213	*	F5 Networks, Inc	3,384,885
41,677	*,e	Fitbit, Inc	238,392
11,197	*	IPG Photonics Corp	1,414,405
7,932		Motorola, Inc	681,914
34,612		National Instruments Corp	1,208,305
46,351	*	NCR Corp	1,911,979
33,821	*	Palo Alto Networks, Inc	3,666,534
75,065	*	Trimble Navigation Ltd	2,659,553
42,574	*	VeriFone Systems, Inc	789,322
16,463	*	Zebra Technologies Corp (Class A)	1,551,967
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	315,887,299

TELECOMMUNICATION SERVICES - 1.0%
68,092	*	T-Mobile US, Inc	4,580,549
788,286		Verizon Communications, Inc	36,190,210
63,618	*	Zayo Group Holdings, Inc	2,231,083
		TOTAL TELECOMMUNICATION SERVICES	43,001,842

TRANSPORTATION - 2.1%
38,218		Alaska Air Group, Inc	3,251,970
1,432		Amerco, Inc	536,227
30,493	*	Avis Budget Group, Inc	930,036
54,723		CH Robinson Worldwide, Inc	3,978,362
219,032		Delta Air Lines, Inc	9,952,814
49,175		Expeditors International of Washington, Inc	2,758,226
96,423		FedEx Corp	18,291,443
7,629	*,e	Hertz Global Holdings, Inc	125,802
33,790		J.B. Hunt Transport Services, Inc	3,029,611
11,349	*	JetBlue Airways Corp	247,749
16,223		Landstar System, Inc	1,386,255
16,259		Old Dominion Freight Line	1,439,247
237,615		Southwest Airlines Co	13,358,715
51,159		Union Pacific Corp	5,727,762
267,799		United Parcel Service, Inc (Class B)	28,777,681
		TOTAL TRANSPORTATION	93,791,900

UTILITIES - 0.0%
14,800		Dominion Resources, Inc	1,145,964
		TOTAL UTILITIES	1,145,964

		TOTAL COMMON STOCKS	4,505,052,598
		(Cost $3,283,208,067)
218

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.5%

GOVERNMENT AGENCY DEBT - 0.5%
$20,450,000	d	Federal Home Loan Bank (FHLB)	0.680%	05/01/17	$20,450,000
		TOTAL GOVERNMENT AGENCY DEBT			20,450,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
47,618,480	c	State Street Navigator Securities Lending Government Money Market Portfolio			47,618,480
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			47,618,480

		TOTAL SHORT-TERM INVESTMENTS			68,068,480
		(Cost $68,068,480)
		TOTAL INVESTMENTS - 101.0%			4,573,121,078
		(Cost $3,351,276,547)
		OTHER ASSETS & LIABILITIES, NET - (1.0)%			(44,429,836)
		NET ASSETS - 100.0%			$4,528,691,242

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $46,060,130.
219

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.1%
40,261		Adient plc	$2,961,599
107,790		BorgWarner, Inc	4,557,361
2,199,718		Ford Motor Co	25,230,766
794,853		General Motors Co	27,533,708
58,568		Gentex Corp	1,209,429
149,010		Goodyear Tire & Rubber Co	5,398,632
6,737		Lear Corp	961,101
4,177	*	Tesla, Inc	1,311,870
		TOTAL AUTOMOBILES & COMPONENTS	69,164,466

BANKS - 12.3%
79,710		Associated Banc-Corp	1,984,779
5,828,818		Bank of America Corp	136,044,612
23,696		Bank of Hawaii Corp	1,930,750
56,057		BankUnited	1,978,252
460,450		BB&T Corp	19,882,231
14,622		BOK Financial Corp	1,232,488
112,064		CIT Group, Inc	5,189,684
1,572,714		Citigroup, Inc	92,978,851
177,361		Citizens Financial Group, Inc	6,510,922
99,559		Comerica, Inc	7,038,821
48,884		Commerce Bancshares, Inc	2,686,176
29,638		Cullen/Frost Bankers, Inc	2,797,531
81,977		East West Bancorp, Inc	4,448,892
433,294		Fifth Third Bancorp	10,585,372
12,424		First Hawaiian, Inc	369,862
123,582		First Horizon National Corp	2,267,730
17,068		First Republic Bank	1,578,107
604,135		Huntington Bancshares, Inc	7,769,176
2,061,866		JPMorgan Chase & Co	179,382,342
607,795		Keycorp	11,086,181
84,709		M&T Bank Corp	13,164,626
266,124		New York Community Bancorp, Inc	3,536,788
65,487		PacWest Bancorp	3,234,403
191,938		People’s United Financial, Inc	3,353,157
283,405		PNC Financial Services Group, Inc	33,937,749
57,170		Popular, Inc	2,395,995
719,643		Regions Financial Corp	9,895,091
12,191	*	Signature Bank	1,687,844
284,767		SunTrust Banks, Inc	16,177,613
7,804	*	SVB Financial Group	1,373,036
69,240		Synovus Financial Corp	2,894,232
82,902		TCF Financial Corp	1,368,712
36,141		TFS Financial Corp	597,772
220

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

921,328		US Bancorp	$47,245,700
2,587,564		Wells Fargo & Co	139,314,446
22,241	*	Western Alliance Bancorp	1,065,344
115,296		Zions Bancorporation	4,615,299
		TOTAL BANKS	783,600,566

CAPITAL GOODS - 7.6%
86,369	*	Aecom Technology Corp	2,954,683
39,717		AGCO Corp	2,541,491
27,292		Air Lease Corp	1,040,917
79,920		Allison Transmission Holdings, Inc	3,091,306
105,655		Ametek, Inc	6,043,466
247,279		Arconic, Inc	6,758,135
26,054	*	Armstrong World Industries, Inc	1,218,024
24,872		Carlisle Cos, Inc	2,521,772
315,640		Caterpillar, Inc	32,277,346
58,656		Chicago Bridge & Iron Co NV	1,764,372
55,757	*	Colfax Corp	2,256,486
26,647		Crane Co	2,129,362
89,453		Cummins, Inc	13,502,036
133,645		Deere & Co	14,916,118
6,621		Donaldson Co, Inc	306,420
86,436		Dover Corp	6,818,072
259,000		Eaton Corp	19,590,760
305,114		Emerson Electric Co	18,392,272
26,670		Flowserve Corp	1,356,703
76,732		Fluor Corp	3,937,886
127,200		Fortive Corp	8,046,672
80,784		General Dynamics Corp	15,655,131
3,983,140		General Electric Co	115,471,229
11,200	*	Herc Holdings, Inc	509,264
11,147		Hubbell, Inc	1,261,060
4,159		Huntington Ingalls	835,502
3,599		IDEX Corp	377,031
73,220		Ingersoll-Rand plc	6,498,275
50,480		ITT, Inc	2,126,722
68,304		Jacobs Engineering Group, Inc	3,751,256
405,747		Johnson Controls International plc	16,866,903
81,002		KBR, Inc	1,138,078
43,193		L3 Technologies, Inc	7,419,262
1,449		Lennox International, Inc	239,650
12,932		Lincoln Electric Holdings, Inc	1,151,336
65,313		Masco Corp	2,417,887
14,756		MSC Industrial Direct Co (Class A)	1,321,105
32,951		Orbital ATK, Inc	3,262,149
40,948		Oshkosh Truck Corp	2,841,382
64,235		Owens Corning, Inc	3,908,700
177,050		PACCAR, Inc	11,814,546
75,325		Parker-Hannifin Corp	12,112,260
93,187		Pentair plc	6,011,493
59,027	*	Quanta Services, Inc	2,091,917
103,531		Raytheon Co	16,069,047
24,316		Regal-Beloit Corp	1,917,317
221

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

15,055		Rockwell Automation, Inc	$2,368,904
27,519		Roper Industries, Inc	6,018,405
8,982		Snap-On, Inc	1,504,754
33,264		Spirit Aerosystems Holdings, Inc (Class A)	1,901,370
74,411		Stanley Works	10,131,058
60,772		Terex Corp	2,125,805
105,524		Textron, Inc	4,923,750
38,872		Timken Co	1,875,574
83,665		Trinity Industries, Inc	2,250,589
7,378	*	United Rentals, Inc	809,071
440,452		United Technologies Corp	52,409,383
49,945	*	USG Corp	1,513,334
2,635		Valmont Industries, Inc	401,442
41,498	*	Welbilt, Inc	850,709
27,332	*	WESCO International, Inc	1,665,885
48,017		Xylem, Inc	2,468,554
		TOTAL CAPITAL GOODS	481,751,388

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
27,206	*	Clean Harbors, Inc	1,580,941
11,378		Dun & Bradstreet Corp	1,247,143
5,142		LSC Communications, Inc	133,024
37,546		Manpower, Inc	3,791,395
42,195		Nielsen NV	1,735,480
133,878		Republic Services, Inc	8,432,975
14,016		RR Donnelley & Sons Co	176,181
2,955	*	Stericycle, Inc	252,180
42,767		Waste Management, Inc	3,112,582
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	20,461,901

CONSUMER DURABLES & APPAREL - 0.6%
10,266		Brunswick Corp	582,595
36,671		CalAtlantic Group, Inc	1,328,224
127,346		Coach, Inc	5,016,159
85,233		DR Horton, Inc	2,803,313
64,024	*	Garmin Ltd	3,254,980
2,986		Lennar Corp (B Shares)	127,233
46,310		Lennar Corp (Class A)	2,338,655
7,438	*	Mohawk Industries, Inc	1,746,368
44,951		Phillips-Van Heusen Corp	4,541,400
130,798		Pulte Homes, Inc	2,965,191
29,729		Ralph Lauren Corp	2,399,725
46,462		Toll Brothers, Inc	1,672,167
26,598	*	Vista Outdoor, Inc	520,257
37,753		Whirlpool Corp	7,009,977
		TOTAL CONSUMER DURABLES & APPAREL	36,306,244

CONSUMER SERVICES - 0.8%
75,568		ARAMARK Holdings Corp	2,759,743
230,610		Carnival Corp	14,244,780
6,598		Choice Hotels International, Inc	413,695
32,321		Extended Stay America, Inc	563,678
2,515		Graham Holdings Co	1,513,276
222

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

116,271		H&R Block, Inc	$2,882,358
3,186	*	Hilton Grand Vacations, Inc	106,635
12,302		Hilton Worldwide Holdings, Inc	725,449
17,990	*	Hyatt Hotels Corp	998,445
52,522		International Game Technology plc	1,165,988
44,951		Marriott International, Inc (Class A)	4,244,273
242,914		MGM Resorts International	7,459,889
80,803	*	Norwegian Cruise Line Holdings Ltd	4,357,706
95,150		Royal Caribbean Cruises Ltd	10,142,990
52,367		Wendy’s	771,890
4,524		Wynn Resorts Ltd	556,497
		TOTAL CONSUMER SERVICES	52,907,292

DIVERSIFIED FINANCIALS - 6.2%
4,043		Affiliated Managers Group, Inc	669,480
185,911		AGNC Investment Corp	3,917,145
250,805		Ally Financial, Inc	4,965,939
429,622		American Express Co	34,047,544
58,830		Ameriprise Financial, Inc	7,521,415
572,280		Annaly Capital Management, Inc	6,758,627
592,489		Bank of New York Mellon Corp	27,882,532
70,719		BlackRock, Inc	27,196,406
270,028		Capital One Financial Corp	21,704,851
135,252		Charles Schwab Corp	5,254,540
104,815		Chimera Investment Corp	2,134,033
191,204		CME Group, Inc	22,215,993
148,566		Discover Financial Services	9,298,746
5,319	*	Donnelley Financial Solutions, Inc	118,188
155,712	*	E*TRADE Financial Corp	5,379,850
203,951		Franklin Resources, Inc	8,792,328
218,489		Goldman Sachs Group, Inc	48,897,838
33,211		Interactive Brokers Group, Inc (Class A)	1,156,739
173,208		IntercontinentalExchange Group, Inc	10,427,122
194,889		Invesco Ltd	6,419,644
115,214		iShares Russell 1000 Value Index Fund	13,217,350
62,075		Lazard Ltd (Class A)	2,665,500
56,092		Legg Mason, Inc	2,096,719
184,943		Leucadia National Corp	4,695,703
40,754		LPL Financial Holdings, Inc	1,713,298
216,062		MFA Mortgage Investments, Inc	1,795,475
10,152		Moody’s Corp	1,201,185
804,691		Morgan Stanley	34,899,449
62,679		NASDAQ OMX Group, Inc	4,316,703
168,894		Navient Corp	2,567,189
116,887		Northern Trust Corp	10,519,830
30,535	*	OneMain Holdings, Inc	712,076
71,404		Raymond James Financial, Inc	5,321,026
60,438	*	Santander Consumer USA Holdings, Inc	769,980
241,759	*	SLM Corp	3,031,658
141,252		Starwood Property Trust, Inc	3,205,008
223,368		State Street Corp	18,740,575
471,491		Synchrony Financial	13,107,450
32,108		T Rowe Price Group, Inc	2,276,136
223

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

16,208		TD Ameritrade Holding Corp	$620,280
168,336		Thomson Corp	7,647,504
195,344		Two Harbors Investment Corp	1,951,486
112,452		Voya Financial, Inc	4,203,456
		TOTAL DIVERSIFIED FINANCIALS	396,033,996

ENERGY - 11.8%
317,603		Anadarko Petroleum Corp	18,109,723
100,857	*	Antero Resources Corp	2,137,160
66,288		Apache Corp	3,224,248
248,194		Baker Hughes, Inc	14,735,278
77,356		Cabot Oil & Gas Corp	1,797,754
113,194	*	Cheniere Energy, Inc	5,133,348
327,630	*,e	Chesapeake Energy Corp	1,723,334
1,065,078		Chevron Corp	113,643,823
44,687		Cimarex Energy Co	5,214,079
79,529	*	Concho Resources, Inc	10,073,143
703,748		ConocoPhillips	33,716,567
127,669	*	Consol Energy, Inc	1,938,015
26,376	*	Continental Resources, Inc	1,118,606
268,046	*	Devon Energy Corp	10,585,137
38,400	*,e	Diamond Offshore Drilling, Inc	553,728
37,549	*	Diamondback Energy, Inc	3,748,892
20,977	*	Dril-Quip, Inc	1,081,364
53,914	*	Energen Corp	2,802,989
170,396		Ensco plc	1,344,425
277,197		EOG Resources, Inc	25,640,723
97,567		EQT Corp	5,672,545
20,916	*,e	Extraction Oil & Gas, Inc	327,335
2,363,271		Exxon Mobil Corp	192,961,077
24,079	e	Frank’s International NV	219,119
89,455	*	Gulfport Energy Corp	1,420,545
485,391		Halliburton Co	22,269,739
54,438		Helmerich & Payne, Inc	3,301,120
158,938		Hess Corp	7,760,943
93,621		HollyFrontier Corp	2,634,495
1,092,676		Kinder Morgan, Inc	22,541,906
95,457	*,e	Kosmos Energy LLC	573,697
82,148	*	Laredo Petroleum Holdings, Inc	1,056,423
473,213		Marathon Oil Corp	7,036,677
296,477		Marathon Petroleum Corp	15,102,538
90,988		Murphy Oil Corp	2,382,066
155,376		Nabors Industries Ltd	1,606,588
211,782		National Oilwell Varco, Inc	7,406,017
82,349	*	Newfield Exploration Co	2,850,922
141,304		Noble Corp plc	678,259
249,604		Noble Energy, Inc	8,069,697
431,630		Occidental Petroleum Corp	26,562,510
52,072		Oceaneering International, Inc	1,374,180
113,094	*	Parsley Energy, Inc	3,369,070
88,225		Patterson-UTI Energy, Inc	1,909,630
61,265		PBF Energy, Inc	1,367,435
256,139		Phillips 66	20,378,419
224

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

92,422		Pioneer Natural Resources Co	$15,988,082
135,953	*	Questar Market Resources, Inc	1,605,605
116,849		Range Resources Corp	3,095,330
88,874	*	Rice Energy, Inc	1,892,128
74,341	*	Rowan Cos plc	1,045,978
32,788	e	RPC, Inc	595,758
789,721		Schlumberger Ltd	57,325,847
55,175		SM Energy Co	1,246,403
86,476	*	Superior Energy Services	1,044,630
99,719		Targa Resources Investments, Inc	5,497,509
67,213		Tesoro Corp	5,357,548
195,031	*	Transocean Ltd (NYSE)	2,151,192
265,967		Valero Energy Corp	17,184,128
555,421	*	Weatherford International Ltd	3,204,779
118,007	*	Whiting Petroleum Corp	979,458
351,846		Williams Cos, Inc	10,777,043
39,046		World Fuel Services Corp	1,438,064
218,595	*	WPX Energy, Inc	2,607,838
		TOTAL ENERGY	752,192,608

FOOD & STAPLES RETAILING - 1.7%
34,591		CVS Health Corp	2,851,682
386,775		Walgreens Boots Alliance, Inc	33,471,508
857,926		Wal-Mart Stores, Inc	64,498,877
148,523		Whole Foods Market, Inc	5,401,782
		TOTAL FOOD & STAPLES RETAILING	106,223,849

FOOD, BEVERAGE & TOBACCO - 4.1%
325,260		Archer Daniels Midland Co	14,880,645
2,936		Brown-Forman Corp	141,104
6,288		Brown-Forman Corp (Class B)	297,548
78,534		Bunge Ltd	6,206,542
556,350		Coca-Cola Co	24,006,503
51,144		ConAgra Foods, Inc	1,983,364
8,158		Flowers Foods, Inc	159,978
15,432	*	Hain Celestial Group, Inc	570,830
20,363		Hormel Foods Corp	714,334
12,040		Ingredion, Inc	1,490,793
65,293		J.M. Smucker Co	8,273,929
10,394		Kellogg Co	737,974
294,405		Kraft Heinz Co	26,611,268
17,137		Lamb Weston Holdings, Inc	715,470
67,372		Mead Johnson Nutrition Co	5,977,244
96,407		Molson Coors Brewing Co (Class B)	9,244,467
847,994		Mondelez International, Inc	38,185,170
106,427		PepsiCo, Inc	12,056,051
784,910		Philip Morris International, Inc	86,999,424
29,573		Pilgrim’s Pride Corp	767,715
65,044		Pinnacle Foods, Inc	3,782,309
15,074	*	Post Holdings, Inc	1,269,080
179,620		Reynolds American, Inc	11,585,490
21,179	*,e	TreeHouse Foods, Inc	1,855,280
88,371		Tyson Foods, Inc (Class A)	5,678,720
		TOTAL FOOD, BEVERAGE & TOBACCO	264,191,232
225

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 3.9%
872,537		Abbott Laboratories	$38,077,515
26,939	*,e	Acadia Healthcare Co, Inc	1,174,002
120,719		Aetna Inc	16,305,515
39,693	*	Alere, Inc	1,951,705
99,160	*	Allscripts Healthcare Solutions, Inc	1,186,945
108,159		Anthem, Inc	19,240,405
252,137		Baxter International, Inc	14,038,988
103,583	*	Brookdale Senior Living, Inc	1,345,543
13,083		Cardinal Health, Inc	949,695
24,927	*	Centene Corp	1,854,569
96,221		Cigna Corp	15,046,078
6,216		Cooper Cos, Inc	1,245,251
252,289		Danaher Corp	21,023,242
55,648	*	DaVita, Inc	3,840,268
130,568		Dentsply Sirona, Inc	8,257,120
20,011	*	Envision Healthcare Corp	1,121,216
42,203	*	Express Scripts Holding Co	2,588,732
55,570	*	HCA Holdings, Inc	4,679,550
2,403		Hill-Rom Holdings, Inc	181,763
5,074		Humana, Inc	1,126,327
32,398	*	Laboratory Corp of America Holdings	4,540,580
20,398	*	LifePoint Hospitals, Inc	1,267,736
14,665	*	MEDNAX, Inc	885,179
795,657		Medtronic plc	66,111,140
17,930	*	Premier, Inc	606,034
79,389		Quest Diagnostics, Inc	8,376,333
19,969		Teleflex, Inc	4,131,386
35,434		Universal Health Services, Inc (Class B)	4,279,010
1,885	*	WellCare Health Plans, Inc	289,178
48,941		Zimmer Holdings, Inc	5,855,791
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	251,576,796

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
10,388		Clorox Co	1,388,772
403,281		Colgate-Palmolive Co	29,052,363
243,643		Coty, Inc	4,349,028
32,580	*	Edgewell Personal Care Co	2,329,144
23,337		Energizer Holdings, Inc	1,382,250
29,976		Kimberly-Clark Corp	3,889,386
21,343		Nu Skin Enterprises, Inc (Class A)	1,178,774
1,451,569		Procter & Gamble Co	126,765,521
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	170,335,238

INSURANCE - 8.0%
226,645		Aflac, Inc	16,971,178
8,440	*	Alleghany Corp	5,154,308
48,524		Allied World Assurance Co Holdings Ltd	2,576,139
212,269		Allstate Corp	17,255,347
37,692		American Financial Group, Inc	3,667,809
577,921		American International Group, Inc	35,201,168
226

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

4,164		American National Insurance Co	$486,855
44,826	e	Amtrust Financial Services, Inc	719,457
64,382	*	Arch Capital Group Ltd	6,243,123
30,692		Arthur J. Gallagher & Co	1,712,921
33,173		Aspen Insurance Holdings Ltd	1,736,607
31,909		Assurant, Inc	3,070,922
74,235		Assured Guaranty Ltd	2,830,581
24,600	*	Athene Holding Ltd	1,311,426
49,179		Axis Capital Holdings Ltd	3,240,896
1,072,359	*	Berkshire Hathaway, Inc (Class B)	177,164,430
62,821		Brown & Brown, Inc	2,695,021
262,303		Chubb Ltd	36,001,087
85,643		Cincinnati Financial Corp	6,174,004
15,353		CNA Financial Corp	694,877
3,859		Erie Indemnity Co (Class A)	477,821
23,872		Everest Re Group Ltd	6,008,821
59,767		First American Financial Corp	2,594,485
148,314		FNF Group	6,073,458
22,960		Hanover Insurance Group, Inc	2,026,679
208,371		Hartford Financial Services Group, Inc	10,076,822
103,551		Lincoln National Corp	6,827,117
159,194		Loews Corp	7,421,624
7,759	*	Markel Corp	7,523,126
15,800	e	Mercury General Corp	971,542
526,382		Metlife, Inc	27,271,852
133,199		Old Republic International Corp	2,754,555
151,831		Principal Financial Group	9,888,753
29,667		ProAssurance Corp	1,836,387
295,086		Progressive Corp	11,720,816
250,100		Prudential Financial, Inc	26,768,203
36,585		Reinsurance Group of America, Inc (Class A)	4,574,588
23,910		RenaissanceRe Holdings Ltd	3,399,285
66,834		Torchmark Corp	5,126,836
165,802		Travelers Cos, Inc	20,171,471
135,482		UnumProvident Corp	6,276,881
41,756		Validus Holdings Ltd	2,308,272
54,614		W.R. Berkley Corp	3,712,660
2,359		White Mountains Insurance Group Ltd	2,026,239
98,555		XL Group Ltd	4,124,527
		TOTAL INSURANCE	506,870,976

MATERIALS - 2.9%
14,223		Air Products & Chemicals, Inc	1,998,331
63,240		Albemarle Corp	6,887,468
82,627		Alcoa Corp	2,787,009
26,035		Aptargroup, Inc	2,090,610
35,018		Ashland Global Holdings, Inc	4,324,723
2,613		Avery Dennison Corp	217,428
45,470		Bemis Co, Inc	2,042,967
34,159		Cabot Corp	2,056,030
75,773		Celanese Corp (Series A)	6,595,282
132,854		CF Industries Holdings, Inc	3,552,516
19,594	e	Compass Minerals International, Inc	1,293,204
227

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

35,313		Domtar Corp	$1,400,160
635,482		Dow Chemical Co	39,908,269
83,209		Eastman Chemical Co	6,635,918
15,200		FMC Corp	1,113,096
638,786	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	8,144,522
53,467		Graphic Packaging Holding Co	726,082
112,138		Huntsman Corp	2,777,658
231,997		International Paper Co	12,520,878
104,167		LyondellBasell Industries AF S.C.A	8,829,195
3,230		Martin Marietta Materials, Inc	711,214
86,994		Monsanto Co	10,144,370
194,993		Mosaic Co	5,251,161
370		NewMarket Corp	174,159
300,188		Newmont Mining Corp	10,149,356
178,318		Nucor Corp	10,936,243
109,862	*	Platform Specialty Products Corp	1,556,745
19,662		Praxair, Inc	2,457,357
39,125		Reliance Steel & Aluminum Co	3,083,833
34,851		Royal Gold, Inc	2,463,269
2,409		Scotts Miracle-Gro Co (Class A)	232,709
56,366		Sonoco Products Co	2,948,505
26,475		Southern Copper Corp (NY)	936,421
113,477		Steel Dynamics, Inc	4,101,059
169,785		Tahoe Resources, Inc	1,368,467
88,055		United States Steel Corp	1,965,388
15,695	e	Valvoline, Inc	349,214
4,834		Vulcan Materials Co	584,334
21,391		Westlake Chemical Corp	1,331,590
141,711		WestRock Co	7,590,041
17,886		WR Grace & Co	1,247,012
		TOTAL MATERIALS	185,483,793

MEDIA - 0.9%
9,317		Clear Channel Outdoor Holdings, Inc (Class A)	47,983
205,879		Comcast Corp (Class A)	8,068,398
5,858	*	Discovery Communications, Inc (Class A)	168,593
8,628	*,e	Discovery Communications, Inc (Class C)	241,411
29,459	*	DISH Network Corp (Class A)	1,898,338
24,366		John Wiley & Sons, Inc (Class A)	1,284,088
14,488	*	Liberty Broadband Corp (Class A)	1,302,906
57,830	*	Liberty Broadband Corp (Class C)	5,271,783
51,108	*	Liberty SiriusXM Group (Class A)	1,947,215
104,353	*	Liberty SiriusXM Group (Class C)	3,964,370
7,689	*	Lions Gate Entertainment Corp (Class A)	201,221
9,634	*	Lions Gate Entertainment Corp (Class B)	229,771
31,761	*	Live Nation, Inc	1,021,434
9,823	*	Madison Square Garden Co	1,981,987
218,806		News Corp	2,783,212
70,361		News Corp (Class B)	914,693
34,215		Regal Entertainment Group (Class A)	755,125
120,793		TEGNA, Inc	3,077,806
152,986		Time Warner, Inc	15,186,920
38,872		Tribune Co	1,421,160
228

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

140,032		Twenty-First Century Fox, Inc	$4,276,577
62,023		Twenty-First Century Fox, Inc (Class B)	1,852,007
1,097		Viacom, Inc	48,926
22,826		Viacom, Inc (Class B)	971,475
		TOTAL MEDIA	58,917,399

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
135,636		Agilent Technologies, Inc	7,466,762
77,342		Allergan plc	18,860,620
6,620	*	Alnylam Pharmaceuticals, Inc	354,832
11,720	*	Bio-Rad Laboratories, Inc (Class A)	2,558,007
120,067	*	Endo International plc	1,365,162
1,288,142		Johnson & Johnson	159,046,893
4,306	*,e	Juno Therapeutics, Inc	107,392
61,779	*	Mallinckrodt plc	2,898,671
1,569,331		Merck & Co, Inc	97,816,401
176,740	*	Mylan NV	6,601,239
15,668	*,e	Opko Health, Inc	121,740
9,053	*	Patheon NV	243,616
48,429		PerkinElmer, Inc	2,877,167
78,140		Perrigo Co plc	5,777,672
3,166,625		Pfizer, Inc	107,411,920
123,120		QIAGEN NV	3,704,681
15,430	*	Quintiles Transnational Holdings, Inc	1,300,440
120,715		Thermo Fisher Scientific, Inc	19,957,811
17,713	*	United Therapeutics Corp	2,226,524
40,205	*	VWR Corp	1,136,193
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	441,833,743

REAL ESTATE - 4.7%
44,816		Alexandria Real Estate Equities, Inc	5,042,248
73,761		American Campus Communities, Inc	3,495,534
93,319		American Homes 4 Rent	2,151,003
87,678		Apartment Investment & Management Co (Class A)	3,835,036
94,721		Apple Hospitality REIT, Inc	1,774,124
77,280		AvalonBay Communities, Inc	14,670,835
72,102		Boston Properties, Inc	9,128,113
96,286		Brandywine Realty Trust	1,633,973
107,628		Brixmor Property Group, Inc	2,125,653
48,089		Camden Property Trust	3,959,167
42,564		Care Capital Properties, Inc	1,143,695
208,209		Colony NorthStar, Inc	2,721,292
69,665		Columbia Property Trust, Inc	1,567,462
66,623		CoreCivic, Inc	2,295,162
53,636		Corporate Office Properties Trust	1,756,043
22,897		Crown Castle International Corp	2,166,056
33,233		CubeSmart	842,124
5,733		CyrusOne, Inc	313,251
50,827		DCT Industrial Trust, Inc	2,569,813
173,676		DDR Corp	1,877,438
26,588		Digital Realty Trust, Inc	3,053,366
78,484		Douglas Emmett, Inc	2,956,492
194,849		Duke Realty Corp	5,403,163
229

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

25,443		Empire State Realty Trust, Inc	$529,214
35,304		Entertainment Properties Trust	2,566,954
69,840	*	Equity Commonwealth	2,234,182
201,529		Equity Residential	13,014,743
21,316		Essex Property Trust, Inc	5,211,123
128,958		Forest City Realty Trust, Inc	2,914,451
323,179		GGP, Inc	6,983,898
265,897		HCP, Inc	8,335,871
20,621		Healthcare Trust of America, Inc	657,604
55,161		Highwoods Properties, Inc	2,806,592
90,651		Hospitality Properties Trust	2,885,421
415,855		Host Marriott Corp	7,464,597
20,225	*	Howard Hughes Corp	2,489,900
44,803	*	Invitation Homes, Inc	965,505
25,457		Jones Lang LaSalle, Inc	2,923,991
53,799		Kilroy Realty Corp	3,794,443
229,166		Kimco Realty Corp	4,649,778
80,425		Liberty Property Trust	3,262,842
9,259		Life Storage, Inc	725,813
81,207		Macerich Co	5,069,753
64,133		Mid-America Apartment Communities, Inc	6,362,635
80,043		National Retail Properties, Inc	3,379,415
64,844		Omega Healthcare Investors, Inc	2,139,852
65,923		Outfront Media, Inc	1,724,546
101,169		Paramount Group, Inc	1,659,172
9,389		Park Hotels & Resorts, Inc	241,016
81,070		Piedmont Office Realty Trust, Inc	1,771,379
295,374		Prologis, Inc	16,071,299
55,500	*	Quality Care Properties, Inc	962,925
69,675		Rayonier, Inc	1,966,229
82,054		Realogy Holdings Corp	2,506,750
153,944		Realty Income Corp	8,982,632
70,481		Regency Centers Corp	4,452,990
134,039		Retail Properties of America, Inc	1,788,080
25,842	*	SBA Communications Corp	3,268,755
116,721		Senior Housing Properties Trust	2,511,836
16,139		Simon Property Group, Inc	2,667,131
54,909		SL Green Realty Corp	5,761,601
269,803		Spirit Realty Capital, Inc	2,541,544
89,831		STORE Capital Corp	2,155,046
38,272		Sun Communities, Inc	3,199,922
5,188		Tanger Factory Outlet Centers, Inc	161,814
17,328		Taubman Centers, Inc	1,083,866
149,257		UDR, Inc	5,573,256
69,071		Uniti Group, Inc	1,896,690
131,761		Ventas, Inc	8,434,022
543,237		VEREIT, Inc	4,546,894
97,021		Vornado Realty Trust	9,337,301
65,557		Weingarten Realty Investors	2,148,303
202,303		Welltower, Inc	14,452,526
420,020		Weyerhaeuser Co	14,226,077
58,011		WP Carey, Inc	3,631,489
		TOTAL REAL ESTATE	297,574,711
230

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

RETAILING - 1.1%
22,494	*,e	Autonation, Inc	$944,748
75,285		Bed Bath & Beyond, Inc	2,917,294
156,058		Best Buy Co, Inc	8,085,365
16,931	*	Burlington Stores, Inc	1,674,815
25,093	*	Cabela’s, Inc	1,370,078
43,016		CST Brands, Inc	2,077,243
9,905		Dick’s Sporting Goods, Inc	500,698
10,747	e	Dillard’s, Inc (Class A)	595,061
7,791		Foot Locker, Inc	602,556
56,823		GameStop Corp (Class A)	1,289,314
118,943		Gap, Inc	3,116,307
4,772		Genuine Parts Co	439,119
174,127	*,e	JC Penney Co, Inc	936,803
103,301		Kohl’s Corp	4,031,838
112,165		L Brands, Inc	5,923,434
24,326	*	Liberty Expedia Holdings, Inc	1,175,189
104,083	*	Liberty Interactive Corp	2,204,478
35,184	*	Liberty Ventures	1,894,658
173,659		Macy’s, Inc	5,074,316
13,455	*	Michaels Cos, Inc	314,309
8,496	*	Murphy USA, Inc	591,067
21,581		Penske Auto Group, Inc	1,029,629
3,452	e	Signet Jewelers Ltd	227,280
364,050		Staples, Inc	3,556,768
279,585		Target Corp	15,614,822
61,934		Tiffany & Co	5,676,251
11,571	*	Urban Outfitters, Inc	264,744
		TOTAL RETAILING	72,128,184

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
189,386		Analog Devices, Inc	14,431,213
174,354		Applied Materials, Inc	7,080,516
36,502	*	Cree, Inc	798,664
170,911		Cypress Semiconductor Corp	2,394,463
43,435	*,e	First Solar, Inc	1,283,504
2,439,589		Intel Corp	88,191,142
18,441		Lam Research Corp	2,671,179
227,346		Marvell Technology Group Ltd	3,414,737
583,457	*	Micron Technology, Inc	16,144,255
209,412	*	ON Semiconductor Corp	2,969,462
64,907	*	Qorvo, Inc	4,415,623
659,221		Qualcomm, Inc	35,426,537
8,917		Skyworks Solutions, Inc	889,382
44,673	*,e	SunPower Corp	310,031
116,257		Teradyne, Inc	4,100,384
6,925		Versum Materials, Inc	221,738
98,432		Xilinx, Inc	6,212,044
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	190,954,874

SOFTWARE & SERVICES - 3.0%
11,376	*	Akamai Technologies, Inc	693,253
231

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

83,482		Amdocs Ltd	$5,112,438
36,858	*	Ansys, Inc	4,060,277
21,336	*	Autodesk, Inc	1,921,734
4,918		Booz Allen Hamilton Holding Co	176,704
165,085		CA, Inc	5,419,741
12,894	*	CommerceHub, Inc	205,272
3,096	*	CommerceHub, Inc (Series A)	49,536
111,849	*	Conduent, Inc	1,824,257
109,362	*	Dell Technologies, Inc-VMware Inc	7,339,284
162,179	*	DXC Technology Co	12,218,566
79,374		Fidelity National Information Services, Inc	6,682,497
68,015	*,e	FireEye, Inc	850,868
18,519	*	First American Corp	791,502
8,587	*	IAC/InterActiveCorp	712,807
155,865		International Business Machines Corp	24,983,601
36,962		Leidos Holdings, Inc	1,946,419
28,077	*	Nuance Communications, Inc	502,298
1,881	*,e	Nutanix, Inc	28,572
1,512,445		Oracle Corp	67,999,527
17,130	*,e	Pandora Media, Inc	185,861
36,149	*	PTC, Inc	1,953,853
6,739		SS&C Technologies Holdings, Inc	247,591
297,460		Symantec Corp	9,408,660
76,933	*	Synopsys, Inc	5,669,962
4,626	*,e	Twilio, Inc	152,889
42,987	*	Twitter, Inc	708,426
31,652	*,e	VMware, Inc (Class A)	2,979,086
490,700	*	Yahoo!, Inc	23,656,647
11,017	*	Yelp, Inc	390,112
9,607	*	Zillow Group, Inc	369,773
17,733	*	Zillow Group, Inc (Class C)	691,587
401,971	*	Zynga, Inc	1,161,696
		TOTAL SOFTWARE & SERVICES	191,095,296

TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
260,905		Apple, Inc	37,479,003
81,760	*	ARRIS International plc	2,124,942
51,350	*	Arrow Electronics, Inc	3,620,175
72,581		Avnet, Inc	2,808,159
225,620		Brocade Communications Systems, Inc	2,836,043
2,852,670		Cisco Systems, Inc	97,190,467
539,275		Corning, Inc	15,558,084
29,640		Dolby Laboratories, Inc (Class A)	1,562,917
25,728	*	EchoStar Corp (Class A)	1,480,904
11,615	*,e	Fitbit, Inc	66,438
75,292		Flir Systems, Inc	2,765,475
70,315		Harris Corp	7,867,545
981,307		Hewlett Packard Enterprise Co	18,281,749
979,728		HP, Inc	18,438,481
2,913	*	IPG Photonics Corp	367,970
103,852		Jabil Circuit, Inc	3,013,785
210,164		Juniper Networks, Inc	6,319,632
104,592	*	Keysight Technologies, Inc	3,914,879
232

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

85,665		Motorola, Inc	$7,364,620
11,129		National Instruments Corp	388,513
160,524		NetApp, Inc	6,396,881
28,424	*	Trimble Navigation Ltd	1,007,062
159,524		Western Digital Corp	14,208,803
556,077		Xerox Corp	3,998,194
6,002	*	Zebra Technologies Corp (Class A)	565,809
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	259,626,530

TELECOMMUNICATION SERVICES - 3.5%
3,493,457		AT&T, Inc	138,445,701
303,083	e	CenturyLink, Inc	7,780,141
662,344	e	Frontier Communications Corp	1,245,207
165,034	*	Level 3 Communications, Inc	10,027,466
426,196	*	Sprint Corp	3,848,550
53,553		Telephone & Data Systems, Inc	1,470,565
61,825	*	T-Mobile US, Inc	4,158,968
9,025	*	US Cellular Corp	353,599
1,157,042		Verizon Communications, Inc	53,119,798
		TOTAL TELECOMMUNICATION SERVICES	220,449,995

TRANSPORTATION - 2.4%
11,677		Alaska Air Group, Inc	993,596
1,421		Amerco, Inc	532,108
297,858		American Airlines Group, Inc	12,694,708
17,605		Copa Holdings S.A. (Class A)	2,049,574
540,704		CSX Corp	27,489,392
94,834		Delta Air Lines, Inc	4,309,257
30,240		Expeditors International of Washington, Inc	1,696,162
34,140	*	Genesee & Wyoming, Inc (Class A)	2,313,326
33,241	*,e	Hertz Global Holdings, Inc	548,144
167,896	*	JetBlue Airways Corp	3,665,170
60,643		Kansas City Southern Industries, Inc	5,462,115
29,442	*	Kirby Corp	2,078,605
42,038		Macquarie Infrastructure Co LLC	3,420,632
167,190		Norfolk Southern Corp	19,643,153
14,189		Old Dominion Freight Line	1,256,010
29,941		Ryder System, Inc	2,033,293
40,274	*	Spirit Airlines, Inc	2,306,492
403,522		Union Pacific Corp	45,178,323
178,628	*	United Continental Holdings, Inc	12,541,472
		TOTAL TRANSPORTATION	150,211,532

UTILITIES - 6.3%
369,725		AES Corp	4,181,590
127,366		Alliant Energy Corp	5,008,031
137,932		Ameren Corp	7,543,501
279,764		American Electric Power Co, Inc	18,976,392
100,977		American Water Works Co, Inc	8,053,926
101,423		Aqua America, Inc	3,356,087
57,479		Atmos Energy Corp	4,656,949
31,960		Avangrid, Inc	1,390,260
206,195	*	Calpine Corp	2,103,189
233

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY			VALUE

243,109		Centerpoint Energy, Inc			$6,935,900
158,314		CMS Energy Corp			7,187,456
173,416		Consolidated Edison, Inc			13,748,420
327,734		Dominion Resources, Inc			25,376,444
101,625		DTE Energy Co			10,628,959
391,492		Duke Energy Corp			32,298,090
179,854		Edison International			14,382,924
100,549		Entergy Corp			7,667,867
180,079		Eversource Energy			10,696,693
500,543		Exelon Corp			17,333,804
239,787		FirstEnergy Corp			7,179,223
122,763		Great Plains Energy, Inc			3,632,557
60,576		Hawaiian Electric Industries, Inc			2,030,508
109,599		MDU Resources Group, Inc			2,948,213
40,935		National Fuel Gas Co			2,266,980
261,476		NextEra Energy, Inc			34,922,734
179,951		NiSource, Inc			4,363,812
178,725		NRG Energy, Inc			3,020,453
111,508		OGE Energy Corp			3,878,248
282,189		PG&E Corp			18,920,772
62,156		Pinnacle West Capital Corp			5,288,854
383,830		PPL Corp			14,627,761
285,343		Public Service Enterprise Group, Inc			12,569,359
71,830		SCANA Corp			4,763,047
140,812		Sempra Energy			15,914,572
563,471		Southern Co			28,060,856
97,234		UGI Corp			4,877,257
46,486		Vectren Corp			2,762,198
179,316		WEC Energy Group, Inc			10,852,204
80,091		Westar Energy, Inc			4,167,135
286,646		Xcel Energy, Inc			12,913,402
		TOTAL UTILITIES			401,486,627

		TOTAL COMMON STOCKS			6,361,379,236
		(Cost $5,459,470,365)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.5%

GOVERNMENT AGENCY DEBT - 0.0%
$2,650,000	d	Federal Home Loan Bank (FHLB)	0.680%	05/01/17	2,650,000
		TOTAL GOVERNMENT AGENCY DEBT			2,650,000

TREASURY DEBT - 0.1%
5,050,000	d	United States Treasury Bill	0.735	05/18/17	5,048,394
		TOTAL TREASURY DEBT			5,048,394
234

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
25,877,145	c	State Street Navigator Securities Lending Government Money Market Portfolio	$25,877,145
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	25,877,145

		TOTAL SHORT-TERM INVESTMENTS	33,575,539
		(Cost $33,575,392)
		TOTAL INVESTMENTS - 100.4%	6,394,954,775
		(Cost $5,493,045,757)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%	(25,731,627)
		NET ASSETS - 100.0%	$6,369,223,148

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $25,010,375.
235

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS

S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2017

SHARES	COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.7%
39,420	BorgWarner, Inc	$1,666,678
53,516	Delphi Automotive plc	4,302,686
772,260	Ford Motor Co	8,857,822
269,514	General Motors Co	9,335,965
49,581	Goodyear Tire & Rubber Co	1,796,320
34,694	Harley-Davidson, Inc	1,970,966
	TOTAL AUTOMOBILES & COMPONENTS	27,930,437

BANKS - 6.3%
1,981,146	Bank of America Corp	46,239,948
159,748	BB&T Corp	6,897,919
547,591	Citigroup, Inc	32,373,580
101,196	Citizens Financial Group, Inc	3,714,905
34,659	Comerica, Inc	2,450,391
149,321	Fifth Third Bancorp	3,647,912
216,282	Huntington Bancshares, Inc	2,781,386
705,876	JPMorgan Chase & Co	61,411,212
211,324	Keycorp	3,854,550
30,380	M&T Bank Corp	4,721,356
67,999	People’s United Financial, Inc	1,187,943
96,169	PNC Financial Services Group, Inc	11,516,238
239,802	Regions Financial Corp	3,297,277
97,225	SunTrust Banks, Inc	5,523,352
314,888	US Bancorp	16,147,457
889,872	Wells Fargo & Co	47,910,709
39,883	Zions Bancorporation	1,596,516
	TOTAL BANKS	255,272,651

CAPITAL GOODS - 7.4%
117,801	3M Co	23,068,970
8,690	Acuity Brands, Inc	1,530,309
18,542	Allegion plc	1,458,143
45,773	Ametek, Inc	2,618,216
86,782	Arconic, Inc	2,371,752
112,652	Boeing Co	20,821,469
116,249	Caterpillar, Inc	11,887,623
30,680	Cummins, Inc	4,630,839
57,806	Deere & Co	6,451,728
30,631	Dover Corp	2,416,173
88,788	Eaton Corp	6,715,924
127,508	Emerson Electric Co	7,686,182
23,851	Equifax, Inc	3,227,279
57,591	Fastenal Co	2,573,166
25,277	Flowserve Corp	1,285,841
236

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

27,044		Fluor Corp	$1,387,898
59,308		Fortive Corp	3,751,824
30,172		Fortune Brands Home & Security, Inc	1,923,163
56,251		General Dynamics Corp	10,900,881
1,724,270		General Electric Co	49,986,587
150,531		Honeywell International, Inc	19,740,635
61,658		Illinois Tool Works, Inc	8,514,353
51,347		Ingersoll-Rand plc	4,557,046
23,450		Jacobs Engineering Group, Inc	1,287,874
185,966		Johnson Controls International plc	7,730,607
15,332		L3 Technologies, Inc	2,633,578
49,371		Lockheed Martin Corp	13,303,016
63,123		Masco Corp	2,336,813
34,617		Northrop Grumman Corp	8,514,397
69,586		PACCAR, Inc	4,643,474
26,261		Parker-Hannifin Corp	4,222,769
32,946		Pentair plc	2,125,346
29,117	*	Quanta Services, Inc	1,031,906
57,882		Raytheon Co	8,983,865
25,530		Rockwell Automation, Inc	4,017,146
30,286		Rockwell Collins, Inc	3,152,470
20,165		Roper Industries, Inc	4,410,086
11,426		Snap-On, Inc	1,914,198
30,294		Stanley Works	4,124,528
53,854		Textron, Inc	2,512,828
9,916		TransDigm Group, Inc	2,446,575
16,582	*	United Rentals, Inc	1,818,382
148,268		United Technologies Corp	17,642,409
10,667		W.W. Grainger, Inc	2,055,531
35,963		Xylem, Inc	1,848,858
		TOTAL CAPITAL GOODS	302,262,657

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
16,977		Cintas Corp	2,079,173
66,254		Nielsen NV	2,725,027
45,459		Republic Services, Inc	2,863,462
24,716		Robert Half International, Inc	1,138,172
17,009	*	Stericycle, Inc	1,451,548
30,501	*	Verisk Analytics, Inc	2,525,788
79,820		Waste Management, Inc	5,809,300
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	18,592,470

CONSUMER DURABLES & APPAREL - 1.2%
56,040		Coach, Inc	2,207,416
66,931		DR Horton, Inc	2,201,361
22,665	*	Garmin Ltd	1,152,289
75,105		Hanesbrands, Inc	1,638,040
22,041		Hasbro, Inc	2,184,484
26,528		Leggett & Platt, Inc	1,393,781
40,623		Lennar Corp (Class A)	2,051,461
67,267		Mattel, Inc	1,508,126
31,400	*	Michael Kors Holdings Ltd	1,172,162
12,555	*	Mohawk Industries, Inc	2,947,788
237

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

95,765		Newell Rubbermaid, Inc	$4,571,821
261,932		Nike, Inc (Class B)	14,513,652
15,612		Phillips-Van Heusen Corp	1,577,280
55,425		Pulte Homes, Inc	1,256,485
10,793		Ralph Lauren Corp	871,211
34,852	*	Under Armour, Inc	676,477
34,875	*,e	Under Armour, Inc (Class A)	749,464
65,280		VF Corp	3,566,246
14,678		Whirlpool Corp	2,725,411
		TOTAL CONSUMER DURABLES & APPAREL	48,964,955

CONSUMER SERVICES - 1.7%
82,425		Carnival Corp	5,091,392
5,674	*	Chipotle Mexican Grill, Inc (Class A)	2,692,143
24,472		Darden Restaurants, Inc	2,084,770
41,080		H&R Block, Inc	1,018,373
62,063		Marriott International, Inc (Class A)	5,859,988
162,047		McDonald’s Corp	22,675,237
33,022		Royal Caribbean Cruises Ltd	3,520,145
288,251		Starbucks Corp	17,312,355
20,702		Wyndham Worldwide Corp	1,973,108
15,667		Wynn Resorts Ltd	1,927,198
66,240		Yum! Brands, Inc	4,355,280
		TOTAL CONSUMER SERVICES	68,509,989

DIVERSIFIED FINANCIALS - 3.9%
11,176		Affiliated Managers Group, Inc	1,850,634
149,698		American Express Co	11,863,567
30,587		Ameriprise Financial, Inc	3,910,548
205,024		Bank of New York Mellon Corp	9,648,430
24,040		BlackRock, Inc	9,245,063
95,289		Capital One Financial Corp	7,659,330
18,086		CBOE Holdings, Inc	1,490,467
240,017		Charles Schwab Corp	9,324,661
67,094		CME Group, Inc	7,795,652
76,424		Discover Financial Services	4,783,378
54,140	*	E*TRADE Financial Corp	1,870,537
68,685		Franklin Resources, Inc	2,961,010
73,228		Goldman Sachs Group, Inc	16,388,426
117,582		IntercontinentalExchange Group, Inc	7,078,436
80,511		Invesco Ltd	2,652,032
63,021		Leucadia National Corp	1,600,103
32,710		Moody’s Corp	3,870,247
284,085		Morgan Stanley	12,320,767
22,371		NASDAQ OMX Group, Inc	1,540,691
57,478		Navient Corp	873,666
42,378		Northern Trust Corp	3,814,020
25,187		Raymond James Financial, Inc	1,876,935
50,984		S&P Global, Inc	6,841,543
61,329		SPDR Trust Series 1	14,601,208
70,866		State Street Corp	5,945,657
152,683		Synchrony Financial	4,244,587
48,396		T Rowe Price Group, Inc	3,430,793
		TOTAL DIVERSIFIED FINANCIALS	159,482,388
238

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

ENERGY - 6.3%
110,699		Anadarko Petroleum Corp	$6,312,057
75,376		Apache Corp	3,666,289
83,848		Baker Hughes, Inc	4,978,056
93,925		Cabot Oil & Gas Corp	2,182,817
149,070	*,e	Chesapeake Energy Corp	784,108
374,079		Chevron Corp	39,914,229
18,992		Cimarex Energy Co	2,215,986
29,195	*	Concho Resources, Inc	3,697,839
244,227		ConocoPhillips	11,700,916
104,080	*	Devon Energy Corp	4,110,119
113,996		EOG Resources, Inc	10,544,630
34,153		EQT Corp	1,985,655
819,375	d	Exxon Mobil Corp	66,901,969
171,346		Halliburton Co	7,861,354
21,425		Helmerich & Payne, Inc	1,299,212
52,976		Hess Corp	2,586,818
378,827		Kinder Morgan, Inc	7,815,201
166,798		Marathon Oil Corp	2,480,286
104,590		Marathon Petroleum Corp	5,327,815
32,099		Murphy Oil Corp	840,352
75,406		National Oilwell Varco, Inc	2,636,948
38,595	*	Newfield Exploration Co	1,336,159
86,667		Noble Energy, Inc	2,801,944
151,096		Occidental Petroleum Corp	9,298,448
41,503		Oneok, Inc	2,183,473
87,191		Phillips 66	6,936,916
33,659		Pioneer Natural Resources Co	5,822,670
36,229		Range Resources Corp	959,706
275,499		Schlumberger Ltd	19,998,473
91,899	*	TechnipFMC plc	2,768,917
23,036		Tesoro Corp	1,836,200
77,110	*	Transocean Ltd (NYSE)	850,523
88,998		Valero Energy Corp	5,750,161
163,716		Williams Cos, Inc	5,014,621
		TOTAL ENERGY	255,400,867

FOOD & STAPLES RETAILING - 1.6%
202,881		CVS Health Corp	16,725,510
183,279		Kroger Co	5,434,222
97,968		Sysco Corp	5,179,568
168,730		Walgreens Boots Alliance, Inc	14,601,894
297,556		Wal-Mart Stores, Inc	22,370,260
62,835		Whole Foods Market, Inc	2,285,309
		TOTAL FOOD & STAPLES RETAILING	66,596,763

FOOD, BEVERAGE & TOBACCO - 5.7%
383,214		Altria Group, Inc	27,507,101
112,536		Archer Daniels Midland Co	5,148,522
34,864		Brown-Forman Corp (Class B)	1,649,765
38,119		Campbell Soup Co	2,193,367
239

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

763,624		Coca-Cola Co	$32,950,375
81,468		ConAgra Foods, Inc	3,159,329
34,274		Constellation Brands, Inc (Class A)	5,913,636
86,832		Costco Wholesale Corp	15,414,417
36,086		Dr Pepper Snapple Group, Inc	3,307,282
114,580		General Mills, Inc	6,589,496
27,512		Hershey Co	2,976,798
53,154		Hormel Foods Corp	1,864,642
22,940		J.M. Smucker Co	2,906,957
50,233		Kellogg Co	3,566,543
117,914		Kraft Heinz Co	10,658,247
22,396		McCormick & Co, Inc	2,237,360
36,486		Mead Johnson Nutrition Co	3,237,038
36,333		Molson Coors Brewing Co (Class B)	3,483,971
301,840		Mondelez International, Inc	13,591,855
79,941	*	Monster Beverage Corp	3,627,723
282,022		PepsiCo, Inc	31,947,452
306,540		Philip Morris International, Inc	33,976,894
163,518		Reynolds American, Inc	10,546,911
56,559		Tyson Foods, Inc (Class A)	3,634,481
		TOTAL FOOD, BEVERAGE & TOBACCO	232,090,162

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
341,758		Abbott Laboratories	14,914,319
66,961		Aetna Inc	9,044,422
32,881		AmerisourceBergen Corp	2,697,886
52,609		Anthem, Inc	9,358,615
14,314		Bard (C.R.), Inc	4,401,269
95,876		Baxter International, Inc	5,338,376
42,050		Becton Dickinson & Co	7,862,088
270,378	*	Boston Scientific Corp	7,132,572
62,595		Cardinal Health, Inc	4,543,771
34,313	*	Centene Corp	2,552,887
57,822	*	Cerner Corp	3,743,974
51,154		Cigna Corp	7,998,951
9,644		Cooper Cos, Inc	1,931,983
120,630		Danaher Corp	10,052,098
31,122	*	DaVita, Inc	2,147,729
45,261		Dentsply Sirona, Inc	2,862,306
41,886	*	Edwards Lifesciences Corp	4,593,638
22,746	*	Envision Healthcare Corp	1,274,458
120,044	*	Express Scripts Holding Co	7,363,499
57,230	*	HCA Holdings, Inc	4,819,338
15,603	*	Henry Schein, Inc	2,711,801
55,051	*	Hologic, Inc	2,485,553
29,573		Humana, Inc	6,564,615
17,344	*	Idexx Laboratories, Inc	2,909,109
7,248	*	Intuitive Surgical, Inc	6,058,386
20,368	*	Laboratory Corp of America Holdings	2,854,575
42,000		McKesson Corp	5,808,180
270,474		Medtronic plc	22,473,685
15,617	e	Patterson Cos, Inc	694,800
27,104		Quest Diagnostics, Inc	2,859,743
240

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

61,137		Stryker Corp	$8,337,253
190,148		UnitedHealth Group, Inc	33,253,082
17,593		Universal Health Services, Inc (Class B)	2,124,531
18,415	*	Varian Medical Systems, Inc	1,670,977
39,879		Zimmer Holdings, Inc	4,771,522
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	220,211,991

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
50,182		Church & Dwight Co, Inc	2,485,514
25,496		Clorox Co	3,408,560
174,620		Colgate-Palmolive Co	12,579,625
92,759		Coty, Inc	1,655,748
43,806		Estee Lauder Cos (Class A)	3,817,255
70,326		Kimberly-Clark Corp	9,124,799
505,151		Procter & Gamble Co	44,114,837
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	77,186,338

INSURANCE - 4.2%
79,152		Aflac, Inc	5,926,902
72,077		Allstate Corp	5,859,139
184,408		American International Group, Inc	11,232,291
51,906		Aon plc	6,220,415
35,179		Arthur J. Gallagher & Co	1,963,340
10,712		Assurant, Inc	1,030,923
375,312	*	Berkshire Hathaway, Inc (Class B)	62,005,296
92,026		Chubb Ltd	12,630,568
29,528		Cincinnati Financial Corp	2,128,673
74,310		Hartford Financial Services Group, Inc	3,593,632
44,375		Lincoln National Corp	2,925,644
55,043		Loews Corp	2,566,105
101,738		Marsh & McLennan Cos, Inc	7,541,838
215,018		Metlife, Inc	11,140,083
52,672		Principal Financial Group	3,430,527
114,426		Progressive Corp	4,545,001
84,972		Prudential Financial, Inc	9,094,553
21,305		Torchmark Corp	1,634,307
55,243		Travelers Cos, Inc	6,720,863
45,155		UnumProvident Corp	2,092,031
25,106		Willis Towers Watson plc	3,329,558
52,225		XL Group Ltd	2,185,616
		TOTAL INSURANCE	169,797,305

MATERIALS - 2.8%
42,966		Air Products & Chemicals, Inc	6,036,723
22,179		Albemarle Corp	2,415,515
17,728		Avery Dennison Corp	1,475,147
34,503		Ball Corp	2,652,936
45,076		CF Industries Holdings, Inc	1,205,332
220,822		Dow Chemical Co	13,867,621
28,864		Eastman Chemical Co	2,301,904
51,864		Ecolab, Inc	6,695,124
171,079		EI du Pont de Nemours & Co	13,643,550
26,328		FMC Corp	1,927,999
241

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

261,783	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	$3,337,733
15,580		International Flavors & Fragrances, Inc	2,159,232
81,627		International Paper Co	4,405,409
65,321		LyondellBasell Industries AF S.C.A	5,536,608
12,425		Martin Marietta Materials, Inc	2,735,861
86,652		Monsanto Co	10,104,490
68,934		Mosaic Co	1,856,393
105,583		Newmont Mining Corp	3,569,761
62,821		Nucor Corp	3,852,812
51,039		PPG Industries, Inc	5,606,124
56,304		Praxair, Inc	7,036,874
38,143		Sealed Air Corp	1,679,055
16,099		Sherwin-Williams Co	5,388,013
26,210		Vulcan Materials Co	3,168,265
49,366		WestRock Co	2,644,043
		TOTAL MATERIALS	115,302,524

MEDIA - 3.2%
73,770		CBS Corp (Class B)	4,910,131
42,510	*	Charter Communications, Inc	14,672,752
935,231		Comcast Corp (Class A)	36,651,703
30,567	*	Discovery Communications, Inc (Class A)	879,718
42,833	*,e	Discovery Communications, Inc (Class C)	1,198,467
45,196	*	DISH Network Corp (Class A)	2,912,430
77,435		Interpublic Group of Cos, Inc	1,825,143
74,412		News Corp	946,521
24,377		News Corp (Class B)	316,901
46,588		Omnicom Group, Inc	3,825,807
18,829		Scripps Networks Interactive (Class A)	1,406,903
42,603		TEGNA, Inc	1,085,524
153,197		Time Warner, Inc	15,207,866
207,796		Twenty-First Century Fox, Inc	6,346,090
96,024		Twenty-First Century Fox, Inc (Class B)	2,867,277
68,452		Viacom, Inc (Class B)	2,913,317
287,481		Walt Disney Co	33,232,803
		TOTAL MEDIA	131,199,353

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
315,431		AbbVie, Inc	20,799,520
63,463		Agilent Technologies, Inc	3,493,638
44,517	*	Alexion Pharmaceuticals, Inc	5,688,382
66,253		Allergan plc	16,156,457
145,533		Amgen, Inc	23,768,450
42,670	*	Biogen Idec, Inc	11,572,531
330,974		Bristol-Myers Squibb Co	18,551,093
153,737	*	Celgene Corp	19,071,075
192,082		Eli Lilly & Co	15,762,249
258,330		Gilead Sciences, Inc	17,708,521
28,827	*	Illumina, Inc	5,328,959
33,426	*	Incyte Corp	4,154,183
536,193		Johnson & Johnson	66,203,750
20,820	*	Mallinckrodt plc	976,874
542,589		Merck & Co, Inc	33,819,572
242

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

5,111	*	Mettler-Toledo International, Inc	$2,624,090
90,716	*	Mylan NV	3,388,243
21,242		PerkinElmer, Inc	1,261,987
28,259		Perrigo Co plc	2,089,470
1,176,272		Pfizer, Inc	39,899,146
15,028	*	Regeneron Pharmaceuticals, Inc	5,838,228
77,183		Thermo Fisher Scientific, Inc	12,760,665
49,217	*	Vertex Pharmaceuticals, Inc	5,822,371
15,783	*	Waters Corp	2,681,374
97,044		Zoetis, Inc	5,445,139
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	344,865,967

REAL ESTATE - 2.9%
17,518		Alexandria Real Estate Equities, Inc	1,970,950
84,431		American Tower Corp	10,633,240
30,934		Apartment Investment & Management Co (Class A)	1,353,053
27,094		AvalonBay Communities, Inc	5,143,525
30,310		Boston Properties, Inc	3,837,246
59,270	*	CBRE Group, Inc	2,122,459
71,197		Crown Castle International Corp	6,735,236
31,656		Digital Realty Trust, Inc	3,635,375
15,323		Equinix, Inc	6,400,417
72,398		Equity Residential	4,675,463
12,916		Essex Property Trust, Inc	3,157,574
24,823		Extra Space Storage, Inc	1,874,881
14,400		Federal Realty Investment Trust	1,884,816
116,403		GGP, Inc	2,515,469
93,203		HCP, Inc	2,921,914
145,692		Host Marriott Corp	2,615,171
48,333		Iron Mountain, Inc	1,680,055
85,075		Kimco Realty Corp	1,726,172
23,830		Macerich Co	1,487,707
22,370		Mid-America Apartment Communities, Inc	2,219,328
104,309		Prologis, Inc	5,675,453
29,508		Public Storage, Inc	6,178,385
53,426		Realty Income Corp	3,117,407
29,236		Regency Centers Corp	1,847,130
63,220		Simon Property Group, Inc	10,447,737
19,820		SL Green Realty Corp	2,079,713
52,662		UDR, Inc	1,966,399
69,881		Ventas, Inc	4,473,083
34,212		Vornado Realty Trust	3,292,563
71,563		Welltower, Inc	5,112,461
147,579		Weyerhaeuser Co	4,998,501
		TOTAL REAL ESTATE	117,778,883

RETAILING - 5.6%
14,537		Advance Auto Parts, Inc	2,066,289
78,265	*	Amazon.com, Inc	72,394,342
12,991	*	Autonation, Inc	545,622
5,611	*	AutoZone, Inc	3,883,878
29,768		Bed Bath & Beyond, Inc	1,153,510
53,388		Best Buy Co, Inc	2,766,032
243

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

36,883	*	Carmax, Inc	$2,157,655
50,156		Dollar General Corp	3,646,843
46,908	*	Dollar Tree, Inc	3,882,575
23,764		Expedia, Inc	3,177,722
26,100		Foot Locker, Inc	2,018,574
43,453		Gap, Inc	1,138,469
29,236		Genuine Parts Co	2,690,297
240,725		Home Depot, Inc	37,577,173
34,955		Kohl’s Corp	1,364,294
47,360		L Brands, Inc	2,501,082
60,702	*	LKQ Corp	1,896,330
171,225		Lowe’s Companies, Inc	14,533,578
59,921		Macy’s, Inc	1,750,892
85,066	*	NetFlix, Inc	12,947,045
21,957	e	Nordstrom, Inc	1,059,864
18,190	*	O’Reilly Automotive, Inc	4,513,848
9,728	*	Priceline.com, Inc	17,965,865
78,122		Ross Stores, Inc	5,077,930
13,353	e	Signet Jewelers Ltd	879,162
128,840		Staples, Inc	1,258,767
110,076		Target Corp	6,147,745
21,086		Tiffany & Co	1,932,532
128,999		TJX Companies, Inc	10,144,481
25,761		Tractor Supply Co	1,594,863
22,404	*	TripAdvisor, Inc	1,008,404
11,631	*	Ulta Beauty, Inc	3,273,429
		TOTAL RETAILING	228,949,092

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
151,989	*	Advanced Micro Devices, Inc	2,021,454
71,816		Analog Devices, Inc	5,472,379
213,375		Applied Materials, Inc	8,665,159
79,247		Broadcom Ltd	17,498,530
934,310		Intel Corp	33,775,306
30,893		Kla-Tencor Corp	3,034,310
32,326		Lam Research Corp	4,682,421
43,061		Microchip Technology, Inc	3,254,550
204,262	*	Micron Technology, Inc	5,651,930
116,652		NIVIDIA Corp	12,166,804
24,919	*	Qorvo, Inc	1,695,240
291,891		Qualcomm, Inc	15,686,222
36,442		Skyworks Solutions, Inc	3,634,725
197,507		Texas Instruments, Inc	15,638,604
49,071		Xilinx, Inc	3,096,871
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	135,974,505

SOFTWARE & SERVICES - 13.3%
123,134		Accenture plc	14,936,154
136,521		Activision Blizzard, Inc	7,133,222
97,935	*	Adobe Systems, Inc	13,097,827
34,141	*	Akamai Technologies, Inc	2,080,553
11,021		Alliance Data Systems Corp	2,751,172
58,716	*	Alphabet, Inc (Class A)	54,284,116
244

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

58,395	*	Alphabet, Inc (Class C)	$52,903,534
38,601	*	Autodesk, Inc	3,476,792
88,749		Automatic Data Processing, Inc	9,273,383
62,727		CA, Inc	2,059,328
31,168	*	Citrix Systems, Inc	2,522,738
120,152	*	Cognizant Technology Solutions Corp (Class A)	7,236,755
28,653		CSRA, Inc	833,229
56,348	*	DXC Technology Co	4,245,258
199,542	*	eBay, Inc	6,666,698
60,926	*	Electronic Arts, Inc	5,777,003
465,427	*	Facebook, Inc	69,930,407
64,880		Fidelity National Information Services, Inc	5,462,247
42,320	*	Fiserv, Inc	5,042,005
17,867	*	Gartner, Inc	2,038,446
30,021		Global Payments, Inc	2,454,517
169,622		International Business Machines Corp	27,188,711
47,951		Intuit, Inc	6,003,945
186,148		MasterCard, Inc (Class A)	21,652,735
1,527,046		Microsoft Corp	104,541,569
592,235		Oracle Corp	26,626,886
62,931		Paychex, Inc	3,730,550
221,935	*	PayPal Holdings, Inc	10,590,738
35,485	*	Red Hat, Inc	3,125,519
129,414	*	salesforce.com, Inc	11,145,134
121,945		Symantec Corp	3,857,120
29,663	*	Synopsys, Inc	2,186,163
26,040	*	Teradata Corp	759,847
32,534		Total System Services, Inc	1,864,524
17,658	*,e	VeriSign, Inc	1,570,149
367,169		Visa, Inc (Class A)	33,493,156
94,783		Western Union Co	1,882,390
173,460	*	Yahoo!, Inc	8,362,507
		TOTAL SOFTWARE & SERVICES	542,787,027

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
61,078		Amphenol Corp (Class A)	4,416,550
1,036,813		Apple, Inc	148,938,187
989,677		Cisco Systems, Inc	33,718,295
184,214		Corning, Inc	5,314,574
12,768	*	F5 Networks, Inc	1,648,732
27,061		Flir Systems, Inc	993,951
24,799		Harris Corp	2,774,760
328,219		Hewlett Packard Enterprise Co	6,114,720
334,137		HP, Inc	6,288,458
75,280		Juniper Networks, Inc	2,263,670
32,464		Motorola, Inc	2,790,930
53,401		NetApp, Inc	2,128,030
58,156		Seagate Technology, Inc	2,450,112
70,522		TE Connectivity Ltd	5,456,287
57,116		Western Digital Corp	5,087,322
171,219		Xerox Corp	1,231,065
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	231,615,643
245

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 2.2%
1,213,713		AT&T, Inc	$48,099,446
107,728	e	CenturyLink, Inc	2,765,378
57,575	*	Level 3 Communications, Inc	3,498,257
805,641		Verizon Communications, Inc	36,986,978
		TOTAL TELECOMMUNICATION SERVICES	91,350,059

TRANSPORTATION - 2.2%
24,328		Alaska Air Group, Inc	2,070,070
99,852		American Airlines Group, Inc	4,255,692
27,860		CH Robinson Worldwide, Inc	2,025,422
183,675		CSX Corp	9,338,037
144,697		Delta Air Lines, Inc	6,575,032
35,498		Expeditors International of Washington, Inc	1,991,083
48,464		FedEx Corp	9,193,621
16,881		J.B. Hunt Transport Services, Inc	1,513,550
21,017		Kansas City Southern Industries, Inc	1,893,001
57,501		Norfolk Southern Corp	6,755,792
10,588		Ryder System, Inc	719,031
121,815		Southwest Airlines Co	6,848,439
160,803		Union Pacific Corp	18,003,504
56,408	*	United Continental Holdings, Inc	3,960,406
136,310		United Parcel Service, Inc (Class B)	14,647,873
		TOTAL TRANSPORTATION	89,790,553

UTILITIES - 3.2%
128,123		AES Corp	1,449,071
44,868		Alliant Energy Corp	1,764,210
47,811		Ameren Corp	2,614,784
96,985		American Electric Power Co, Inc	6,578,493
35,124		American Water Works Co, Inc	2,801,490
84,843		Centerpoint Energy, Inc	2,420,571
55,816		CMS Energy Corp	2,534,046
60,500		Consolidated Edison, Inc	4,796,440
124,104		Dominion Resources, Inc	9,609,373
35,647		DTE Energy Co	3,728,320
138,219		Duke Energy Corp	11,403,067
64,194		Edison International	5,133,594
35,363		Entergy Corp	2,696,782
62,445		Eversource Energy	3,709,233
183,106		Exelon Corp	6,340,961
88,174		FirstEnergy Corp	2,639,930
92,367		NextEra Energy, Inc	12,336,536
64,124		NiSource, Inc	1,555,007
60,890		NRG Energy, Inc	1,029,041
100,123		PG&E Corp	6,713,247
21,938		Pinnacle West Capital Corp	1,866,704
133,945		PPL Corp	5,104,644
100,473		Public Service Enterprise Group, Inc	4,425,836
28,176		SCANA Corp	1,868,351
49,434		Sempra Energy	5,587,031
195,910		Southern Co	9,756,318
62,683		WEC Energy Group, Inc	3,793,575
246

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY			VALUE

99,944		Xcel Energy, Inc			$4,502,477
		TOTAL UTILITIES			128,759,132

		TOTAL COMMON STOCKS			4,060,671,711
		(Cost $2,740,879,840)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.3%

GOVERNMENT AGENCY DEBT - 0.1%
$3,200,000	d	Federal Home Loan Bank (FHLB)	0.680%	05/01/17	3,200,000
		TOTAL GOVERNMENT AGENCY DEBT			3,200,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
8,512,000	c	State Street Navigator Securities Lending Government Money Market Portfolio			8,512,000
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			8,512,000

		TOTAL SHORT-TERM INVESTMENTS			11,712,000
		(Cost $11,712,000)
		TOTAL INVESTMENTS - 100.0%			4,072,383,711
		(Cost $2,752,591,840)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			(133,728)
		NET ASSETS - 100.0%			$4,072,249,983

Abbreviation(s):
SPDR Standard & Poor’s Depositary Receipts

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,261,488.
247

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.2%
98,413	*	American Axle & Manufacturing Holdings, Inc	$1,731,085
64,855		Cooper Tire & Rubber Co	2,483,946
17,357	*	Cooper-Standard Holding, Inc	1,962,556
174,660		Dana Holding Corp	3,391,897
31,101	*	Dorman Products, Inc	2,586,048
25,618	*	Fox Factory Holding Corp	769,821
42,416	*	Gentherm, Inc	1,575,754
24,770	*	Horizon Global Corp	349,009
27,819		LCI Industries, Inc	2,813,892
55,149	*	Modine Manufacturing Co	667,303
21,312	*	Motorcar Parts of America, Inc	646,180
37,770		Spartan Motors, Inc	311,603
25,403		Standard Motor Products, Inc	1,291,234
30,766	*	Stoneridge, Inc	603,321
4,204		Strattec Security Corp	135,159
28,660		Superior Industries International, Inc	623,355
62,637		Tenneco, Inc	3,948,010
23,439		Tower International, Inc	635,197
8,696		Unique Fabricating, Inc	100,961
31,300		Winnebago Industries, Inc	898,310
25,600	*,e	Workhorse Group, Inc	52,224
		TOTAL AUTOMOBILES & COMPONENTS	27,576,865

BANKS - 13.5%
18,564		1st Source Corp	896,827
17,019		Access National Corp	482,148
6,315		ACNB Corp	195,449
13,000	*	Allegiance Bancshares, Inc	507,650
9,919		American National Bankshares, Inc	380,890
42,447		Ameris Bancorp	1,999,254
9,067		Ames National Corp	280,170
12,980		Arrow Financial Corp	444,565
108,381		Astoria Financial Corp	2,209,889
20,839	*	Atlantic Capital Bancshares, Inc	408,444
57,428	e	Banc of California, Inc	1,246,188
9,169		Bancfirst Corp	880,682
35,917		Banco Latinoamericano de Exportaciones S.A. (Class E)	1,030,100
101,391		Bancorpsouth, Inc	3,087,356
48,716		Bank Mutual Corp	448,187
6,597		Bank of Marin Bancorp	416,601
15,029		Bank of NT Butterfield & Son Ltd	499,714
103,839		Bank of the Ozarks, Inc	4,929,238
18,313		BankFinancial Corp	270,666
6,795		Bankwell Financial Group, Inc	245,571
248

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

35,248		Banner Corp	$1,945,690
16,455		Bar Harbor Bankshares	506,649
19,014		Bear State Financial, Inc	178,351
81,378		Beneficial Bancorp, Inc	1,302,048
39,212		Berkshire Hills Bancorp, Inc	1,470,450
28,390		Blue Hills Bancorp, Inc	513,859
47,931		BNC Bancorp	1,603,292
70,206	*,e	BofI Holding, Inc	1,677,221
95,816		Boston Private Financial Holdings, Inc	1,494,730
21,206		Bridge Bancorp, Inc	768,717
81,422		Brookline Bancorp, Inc	1,184,690
19,609		Bryn Mawr Bank Corp	841,226
9,670	*	BSB Bancorp, Inc	281,880
3,938		C&F Financial Corp	196,900
2,510		California First National Bancorp	41,415
17,880		Camden National Corp	764,370
28,707		Capital Bank Financial Corp	1,191,340
13,244		Capital City Bank Group, Inc	272,959
149,380		Capitol Federal Financial	2,185,429
3,271	*	Capstar Financial Holdings, Inc	57,700
13,732		Carolina Financial Corp	423,770
37,834	*	Cascade Bancorp	282,998
87,286		Cathay General Bancorp	3,321,232
57,714		Centerstate Banks of Florida, Inc	1,456,124
35,214		Central Pacific Financial Corp	1,101,494
10,513		Central Valley Community Bancorp	238,750
3,656		Century Bancorp, Inc	230,511
15,283		Charter Financial Corp	280,443
77,276		Chemical Financial Corp	3,666,746
3,316		Chemung Financial Corp	125,975
13,442		Citizens & Northern Corp	312,526
17,048		City Holding Co	1,211,942
24,639		Clifton Bancorp, Inc	411,471
16,388		CNB Financial Corp	391,509
42,754		CoBiz, Inc	702,448
9,395		Codorus Valley Bancorp, Inc	272,361
68,203		Columbia Banking System, Inc	2,694,701
50,577		Community Bank System, Inc	2,829,783
17,909		Community Trust Bancorp, Inc	805,010
33,808		ConnectOne Bancorp, Inc	750,538
5,113		County Bancorp, Inc	140,352
18,963	*	CU Bancorp	706,846
31,996	*	Customers Bancorp, Inc	989,636
118,017		CVB Financial Corp	2,542,086
36,352		Dime Community Bancshares	707,046
35,658	*	Eagle Bancorp, Inc	2,135,914
10,408		Enterprise Bancorp, Inc	364,384
25,684		Enterprise Financial Services Corp	1,085,149
7,608	*	Equity Bancshares, Inc	240,185
10,159		ESSA Bancorp, Inc	153,706
87,426	*	Essent Group Ltd	3,235,636
106,973		EverBank Financial Corp	2,085,973
8,789		Farmers Capital Bank Corp	364,744
249

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

28,202		Farmers National Banc Corp	$403,289
8,071	*,e	FB Financial Corp	292,493
35,394	*	FCB Financial Holdings, Inc	1,672,366
9,955		Federal Agricultural Mortgage Corp (Class C)	567,933
24,009		Fidelity Southern Corp	540,683
16,216		Financial Institutions, Inc	543,236
26,957		First Bancorp (NC)	809,788
138,721	*	First Bancorp (Puerto Rico)	815,679
11,341		First Bancorp, Inc	305,867
36,493		First Busey Corp	1,092,965
9,757		First Business Financial Services, Inc	259,243
8,904		First Citizens Bancshares, Inc (Class A)	3,099,126
104,152		First Commonwealth Financial Corp	1,344,602
17,961		First Community Bancshares, Inc	475,248
16,333	*	First Community Financial Partners, Inc	213,146
15,404		First Connecticut Bancorp	411,287
10,319		First Defiance Financial Corp	553,511
71,776		First Financial Bancorp	1,984,606
74,647	e	First Financial Bankshares, Inc	2,982,148
11,505		First Financial Corp	561,444
9,578		First Financial Northwest, Inc	150,183
31,048	*	First Foundation, Inc	487,454
7,647		First Internet Bancorp	225,969
23,324		First Interstate Bancsystem, Inc	880,481
48,047		First Merchants Corp	1,988,185
8,956		First Mid-Illinois Bancshares, Inc	292,055
104,343		First Midwest Bancorp, Inc	2,369,630
20,196	*,e	First NBC Bank Holding Co	53,519
13,395	*	First Northwest Bancorp	220,482
24,896		First of Long Island Corp	677,171
24,996	*	Flagstar Bancorp, Inc	730,883
31,926		Flushing Financial Corp	941,178
372,893		FNB Corp	5,309,996
13,099	*	Franklin Financial Network, Inc	531,164
202,606		Fulton Financial Corp	3,738,081
24,513		German American Bancorp, Inc	805,987
88,842		Glacier Bancorp, Inc	3,001,083
12,565		Great Southern Bancorp, Inc	630,135
69,282		Great Western Bancorp, Inc	2,854,418
23,484	*	Green Bancorp, Inc	422,712
3,193	e	Greene County Bancorp, Inc	79,027
19,935		Guaranty Bancorp	501,365
98,426		Hancock Holding Co	4,596,494
36,329		Hanmi Financial Corp	1,055,357
16,769	*	HarborOne Bancorp, Inc	349,131
27,448		Heartland Financial USA, Inc	1,317,504
31,346		Heritage Commerce Corp	447,621
34,508		Heritage Financial Corp	911,011
88,185		Hilltop Holdings, Inc	2,452,425
1,568		Hingham Institution for Savings	281,440
6,736		Home Bancorp, Inc	250,175
141,827		Home Bancshares, Inc	3,609,497
30,084	*	HomeStreet, Inc	782,184
250

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,707	*	HomeTrust Bancshares, Inc	$467,675
150,609		Hope Bancorp, Inc	2,757,651
22,941		Horizon Bancorp	619,178
59,275		IBERIABANK Corp	4,703,471
12,134	*	Impac Mortgage Holdings, Inc	173,516
30,434		Independent Bank Corp (MA)	1,926,472
23,149		Independent Bank Corp (MI)	516,223
12,937		Independent Bank Group, Inc	778,161
63,822		International Bancshares Corp	2,386,943
349,649		Investors Bancorp, Inc	4,842,639
103,056		Kearny Financial Corp	1,504,618
48,351		Lakeland Bancorp, Inc	940,427
28,510		Lakeland Financial Corp	1,301,767
10,342		LCNB Corp	229,075
52,077		LegacyTexas Financial Group, Inc	1,969,031
7,468	*	LendingTree, Inc	1,052,241
23,041	e	Live Oak Bancshares, Inc	556,440
32,777		Macatawa Bank Corp	313,676
27,237		MainSource Financial Group, Inc	931,505
88,955		MB Financial, Inc	3,781,477
21,340		MBT Financial Corp	239,008
17,859		Mercantile Bank Corp	600,598
6,534		Merchants Bancshares, Inc	325,393
56,930		Meridian Bancorp, Inc	999,122
9,448		Meta Financial Group, Inc	802,135
399,539	*	MGIC Investment Corp	4,211,141
4,554		Midland States Bancorp, Inc	157,113
9,475		MidWestOne Financial Group, Inc	328,783
5,746		MutualFirst Financial, Inc	189,331
28,096		National Bank Holdings Corp	886,991
8,191	e	National Bankshares, Inc	344,432
10,397	*	National Commerce Corp	402,364
38,628	*,e	Nationstar Mortgage Holdings, Inc	622,297
49,947		NBT Bancorp, Inc	1,906,976
9,054	*	Nicolet Bankshares, Inc	446,362
56,996	*	NMI Holdings, Inc	661,154
49,182		Northfield Bancorp, Inc	903,965
8,023		Northrim BanCorp, Inc	256,736
113,069		Northwest Bancshares, Inc	1,824,934
30,396		OceanFirst Financial Corp	840,449
116,891	*,e	Ocwen Financial Corp	267,680
49,744		OFG Bancorp	582,005
9,993		Old Line Bancshares, Inc	277,406
155,315		Old National Bancorp	2,609,292
32,590		Old Second Bancorp, Inc	391,080
20,841		Opus Bank	469,965
46,029		Oritani Financial Corp	780,192
7,819		Orrstown Financial Services, Inc	167,718
24,246		Pacific Continental Corp	606,150
16,248	*	Pacific Mercantile Bancorp	125,922
41,727	*	Pacific Premier Bancorp, Inc	1,525,122
1,268	*	Paragon Commercial Corp	69,702
15,691		Park National Corp	1,654,302
251

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

59,096		Park Sterling Bank	$726,881
18,439		Peapack Gladstone Financial Corp	591,154
5,474		Penns Woods Bancorp, Inc	228,266
15,909	*	PennyMac Financial Services, Inc	262,499
18,821		Peoples Bancorp, Inc	630,127
8,250		Peoples Financial Services Corp	370,755
14,849		People’s Utah Bancorp	392,014
61,381	*	PHH Corp	791,815
54,804		Pinnacle Financial Partners, Inc	3,507,456
13,934		Preferred Bank	738,363
11,092		Premier Financial Bancorp, Inc	237,702
92,012		PrivateBancorp, Inc	5,315,533
78,436		Prosperity Bancshares, Inc	5,270,899
4,621	*	Provident Bancorp, Inc	98,427
8,251		Provident Financial Holdings, Inc	158,667
71,585		Provident Financial Services, Inc	1,839,019
14,112		QCR Holdings, Inc	643,507
252,124		Radian Group, Inc	4,255,853
50,260		Renasant Corp	2,131,024
10,831		Republic Bancorp, Inc (Class A)	389,699
57,718	*	Republic First Bancorp, Inc	496,375
39,871		S&T Bancorp, Inc	1,433,761
27,562		Sandy Spring Bancorp, Inc	1,192,057
37,902	*	Seacoast Banking Corp of Florida	917,228
54,058		ServisFirst Bancshares, Inc	2,043,392
14,849		Shore Bancshares, Inc	246,345
13,457		SI Financial Group, Inc	201,182
13,429		Sierra Bancorp	336,665
34,154		Simmons First National Corp (Class A)	1,866,516
30,591		South State Corp	2,696,597
6,811	*	Southern First Bancshares, Inc	229,531
6,841		Southern Missouri Bancorp, Inc	227,805
13,518		Southern National Bancorp of Virginia, Inc	246,163
30,811		Southside Bancshares, Inc	1,069,758
20,335		Southwest Bancorp, Inc	527,693
41,316		State Bank & Trust Co	1,109,748
148,583		Sterling Bancorp/DE	3,454,555
24,602		Stock Yards Bancorp, Inc	1,008,682
14,696		Stonegate Bank	674,546
10,782		Summit Financial Group, Inc	235,802
12,693		Sun Bancorp, Inc	316,690
8,837		Territorial Bancorp, Inc	273,505
58,247	*	Texas Capital Bancshares, Inc	4,432,597
62,286	*	The Bancorp, Inc	401,745
16,874		Tompkins Trustco, Inc	1,394,974
65,331		TowneBank	2,119,991
23,819		Trico Bancshares	844,622
25,322	*	Tristate Capital Holdings, Inc	630,518
17,864	*	Triumph Bancorp, Inc	400,154
107,330		Trustco Bank Corp NY	853,274
78,676		Trustmark Corp	2,613,617
52,606		UMB Financial Corp	3,813,409
259,072		Umpqua Holdings Corp	4,577,802
252

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

50,844		Union Bankshares Corp	$1,740,899
4,089	e	Union Bankshares, Inc	171,942
107,219	e	United Bankshares, Inc	4,278,041
82,616		United Community Banks, Inc	2,259,548
53,029		United Community Financial Corp	452,868
59,333		United Financial Bancorp, Inc (New)	1,024,681
28,938		Univest Corp of Pennsylvania	876,821
289,308		Valley National Bancorp	3,402,262
13,070	*	Veritex Holdings, Inc	352,106
32,211	*	Walker & Dunlop, Inc	1,444,663
106,260		Washington Federal, Inc	3,580,962
17,623		Washington Trust Bancorp, Inc	867,052
9,964		WashingtonFirst Bankshares, Inc	280,287
29,608		Waterstone Financial, Inc	562,552
107,647		Webster Financial Corp	5,469,544
46,999		WesBanco, Inc	1,871,030
18,958		West Bancorporation, Inc	441,721
28,849	e	Westamerica Bancorporation	1,587,272
29,735		Western New England Bancorp, Inc	312,218
60,363		Wintrust Financial Corp	4,277,322
249,911	*	WMIH Corp	374,867
33,885		WSFS Financial Corp	1,599,372
8,107	*	Xenith Bankshares, Inc	219,051
		TOTAL BANKS	304,615,197

CAPITAL GOODS - 9.1%
47,502		Aaon, Inc	1,740,948
38,738		AAR Corp	1,394,181
68,145		Actuant Corp (Class A)	1,860,358
40,368		Advanced Drainage Systems, Inc	930,482
40,218	*	Aegion Corp	917,775
69,868	*	Aerojet Rocketdyne Holdings, Inc	1,565,742
23,936	*	Aerovironment, Inc	683,852
56,518		Aircastle Ltd	1,334,955
10,950		Alamo Group, Inc	865,707
33,670		Albany International Corp (Class A)	1,641,412
7,768		Allied Motion Technologies, Inc	175,868
29,001		Altra Holdings, Inc	1,280,394
28,763	*	Ameresco, Inc	185,521
9,345	e	American Railcar Industries, Inc	392,023
16,340	*,e	American Superconductor Corp	85,131
16,209	*	American Woodmark Corp	1,489,607
33,205		Apogee Enterprises, Inc	1,809,672
42,301		Applied Industrial Technologies, Inc	2,707,264
15,602		Argan, Inc	1,042,994
27,077	*	Armstrong Flooring, Inc	519,608
22,643		Astec Industries, Inc	1,434,434
22,747	*	Astronics Corp	739,505
13,868	*	Atkore International Group, Inc	364,174
60,397	*,e	Axon Enterprise, Inc	1,484,558
29,869		AZZ, Inc	1,763,764
51,683	*	Babcock & Wilcox Enterprises, Inc	484,270
58,886		Barnes Group, Inc	3,236,963
253

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

69,974	*	Beacon Roofing Supply, Inc	$3,468,611
7,255	*,e	Blue Bird Corp	134,943
64,632	*	BMC Stock Holdings, Inc	1,505,926
49,681		Briggs & Stratton Corp	1,241,528
98,673	*	Builders FirstSource, Inc	1,579,755
27,862	*	Caesarstone Sdot-Yam Ltd	1,106,121
18,873	*	CAI International, Inc	389,161
35,751	*	Chart Industries, Inc	1,305,269
19,126		CIRCOR International, Inc	1,275,895
22,901		Columbus McKinnon Corp	598,403
43,028		Comfort Systems USA, Inc	1,579,128
41,501	*	Continental Building Products Inc	1,010,549
16,617	*	CSW Industrials, Inc	588,242
29,418		Cubic Corp	1,526,794
51,889		Curtiss-Wright Corp	4,849,546
74,096	*	DigitalGlobe, Inc	2,385,891
16,384		DMC Global, Inc	250,675
25,583		Douglas Dynamics, Inc	816,098
12,564	*	Ducommun, Inc	369,256
18,256	*	DXP Enterprises, Inc	665,979
35,775	*	Dycom Industries, Inc	3,779,986
70,867		EMCOR Group, Inc	4,658,796
23,200		Encore Wire Corp	1,025,440
17,244	*,e	Energous Corp	217,619
41,338	*	Energy Recovery, Inc	348,893
50,973		EnerSys	4,236,366
21,111	*	Engility Holdings, Inc	598,497
25,079		EnPro Industries, Inc	1,771,831
29,919		ESCO Technologies, Inc	1,760,733
34,590	*	Esterline Technologies Corp	3,163,255
69,969		Federal Signal Corp	1,092,216
14,876	*	Foundation Building Materials, Inc	240,842
53,846		Franklin Electric Co, Inc	2,213,071
14,079		Freightcar America, Inc	183,872
44,118	*,e	FuelCell Energy, Inc	50,736
47,984	e	GATX Corp	2,874,242
10,296	*	Gencor Industries, Inc	170,914
72,271	*	Generac Holdings, Inc	2,541,771
56,695		General Cable Corp	1,020,510
37,096	*	Gibraltar Industries, Inc	1,456,018
24,632		Global Brass & Copper Holdings, Inc	878,131
8,241	*	GMS, Inc	297,995
20,570		Gorman-Rupp Co	588,713
12,125		Graham Corp	267,599
45,846		Granite Construction, Inc	2,416,543
72,262	*	Great Lakes Dredge & Dock Corp	328,792
31,741	e	Greenbrier Cos, Inc	1,379,146
35,548		Griffon Corp	853,152
36,713		H&E Equipment Services, Inc	775,379
14,540		Hardinge, Inc	152,670
94,029	*	Harsco Corp	1,227,078
38,878	*	HC2 Holdings, Inc	227,048
69,343		Hillenbrand, Inc	2,558,757
254

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,567		Hurco Cos, Inc	$219,443
11,126		Hyster-Yale Materials Handling, Inc	668,784
9,475	*	IES Holdings, Inc	189,500
20,440		Insteel Industries, Inc	711,516
29,838	*	JELD-WEN Holding, Inc	985,549
36,691		John Bean Technologies Corp	3,252,657
12,661		Kadant, Inc	786,881
31,391		Kaman Corp	1,507,082
92,415		Kennametal, Inc	3,842,616
50,863	*,e	KEYW Holding Corp	482,690
61,868	*	KLX, Inc	2,926,356
77,401	*	Kratos Defense & Security Solutions, Inc	589,796
7,652	*	Lawson Products, Inc	174,083
21,374	*	Layne Christensen Co	170,351
12,270	e	Lindsay Corp	1,065,772
27,580		LSI Industries, Inc	250,151
19,021	*	Lydall, Inc	996,700
148,466		Manitowoc Co, Inc	886,342
35,567	*	Masonite International Corp	2,959,174
77,538	*	Mastec, Inc	3,423,303
54,886	*	Mercury Systems, Inc	2,051,639
95,664	*	Meritor, Inc	1,703,776
16,670	*	Milacron Holdings Corp	313,729
13,385		Miller Industries, Inc	339,979
37,384	*	Moog, Inc (Class A)	2,566,412
108,801	*	MRC Global, Inc	1,983,442
66,630		Mueller Industries, Inc	2,134,825
182,957		Mueller Water Products, Inc (Class A)	2,058,266
17,168	*	MYR Group, Inc	725,520
5,667	e	National Presto Industries, Inc	591,351
57,767	*	Navistar International Corp	1,554,510
31,883	*	NCI Building Systems, Inc	557,952
11,716	*	Neff Corp	206,202
30,417		NN, Inc	839,509
124,391	*	NOW, Inc	2,115,891
8,444	*	NV5 Holdings, Inc	326,783
3,308		Omega Flex, Inc	185,810
32,235	*	Orion Marine Group, Inc	243,374
18,430	*	Patrick Industries, Inc	1,309,452
54,803	*	PGT, Inc	597,353
232,032	*,e	Plug Power, Inc	519,752
25,874	*	Ply Gem Holdings, Inc	498,075
9,641		Powell Industries, Inc	332,518
2,540		Preformed Line Products Co	134,442
46,803		Primoris Services Corp	1,075,065
28,488	*,e	Proto Labs, Inc	1,652,304
40,062		Quanex Building Products Corp	817,265
42,470		Raven Industries, Inc	1,316,570
26,395	*	RBC Bearings, Inc	2,647,419
14,533	e	REV Group, Inc	409,831
97,413	*	Rexnord Corp	2,376,877
6,923	*	Rush Enterprises, Inc	239,813
34,436	*	Rush Enterprises, Inc (Class A)	1,299,959
255

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

48,477		Simpson Manufacturing Co, Inc	$2,021,976
13,634	*	SiteOne Landscape Supply, Inc	651,842
10,951	*	Sparton Corp	243,879
48,293	*	SPX Corp	1,161,930
40,792	*	SPX FLOW, Inc	1,474,223
14,958		Standex International Corp	1,405,304
27,020		Sun Hydraulics Corp	1,049,457
75,830	*,e	Sunrun, Inc	401,141
15,197		Supreme Industries, Inc	304,548
40,095	*	Teledyne Technologies, Inc	5,406,009
20,417		Tennant Co	1,495,545
27,086		Textainer Group Holdings Ltd	404,936
14,019	*,e	The ExOne Company	141,452
37,737	*	Thermon Group Holdings	773,609
51,395		Titan International, Inc	550,440
20,366	*	Titan Machinery, Inc	322,801
7,694	*	TPI Composites, Inc	151,187
34,490	*	Trex Co, Inc	2,524,323
52,872	*	Trimas Corp	1,213,412
47,352		Triton International Ltd	1,449,445
57,348		Triumph Group, Inc	1,502,518
44,225	*	Tutor Perini Corp	1,364,341
50,531	*	Univar, Inc	1,508,350
23,174		Universal Forest Products, Inc	2,208,250
12,364	*	Vectrus, Inc	314,540
9,622	*	Veritiv Corp	496,976
19,740	*	Vicor Corp	355,320
69,844		Wabash National Corp	1,591,046
32,531		Watts Water Technologies, Inc (Class A)	2,023,428
65,120	*	Wesco Aircraft Holdings, Inc	791,208
5,168	*	Willis Lease Finance Corp	117,365
62,082		Woodward Governor Co	4,201,089
		TOTAL CAPITAL GOODS	205,571,844

COMMERCIAL & PROFESSIONAL SERVICES - 3.7%
64,973		ABM Industries, Inc	2,806,184
59,583	*	Acacia Research (Acacia Technologies)	324,727
124,945	*	ACCO Brands Corp	1,780,466
26,559	*	Advanced Disposal Services, Inc	631,573
48,031	*	Advisory Board Co	2,454,384
15,042	*,e	Aqua Metals, Inc	248,193
55,066	*	ARC Document Solutions, Inc	202,643
8,161		Barrett Business Services, Inc	470,563
53,374		Brady Corp (Class A)	2,078,917
52,755		Brink’s Co	3,239,157
44,956	*	Casella Waste Systems, Inc (Class A)	676,588
58,367	*	CBIZ, Inc	919,280
35,080		Ceco Environmental Corp	396,053
23,220	*,e	Cogint, Inc	123,066
1,670		Compx International, Inc	24,883
9,022		CRA International, Inc	342,295
57,428		Deluxe Corp	4,129,647
144,544	*,m	Dyax Corp	160,444
256

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

28,555		Ennis, Inc	$502,568
42,307		Essendant, Inc	706,527
29,775		Exponent, Inc	1,820,741
11,828	*	Franklin Covey Co	251,345
48,554	*	FTI Consulting, Inc	1,679,483
14,730	*	GP Strategies Corp	399,183
82,268		Healthcare Services Group	3,776,924
21,363		Heidrick & Struggles International, Inc	459,304
14,585	*	Heritage-Crystal Clean, Inc	219,504
70,084		Herman Miller, Inc	2,319,780
40,726	*	Hill International, Inc	164,940
53,064		HNI Corp	2,481,273
24,667	*	Huron Consulting Group, Inc	1,097,682
20,638	*	ICF International, Inc	911,168
43,194	*	Innerworkings, Inc	457,424
18,392		Insperity, Inc	1,680,109
75,999		Interface, Inc	1,512,380
34,003		Kelly Services, Inc (Class A)	758,947
28,046		Kforce, Inc	636,644
42,288		Kimball International, Inc (Class B)	751,458
56,459		Knoll, Inc	1,352,758
66,719		Korn/Ferry International	2,161,696
37,506		Matthews International Corp (Class A)	2,571,036
27,626		McGrath RentCorp	961,661
122,474	*,m	Media General, Inc	0
20,140	*	Mistras Group, Inc	453,150
51,245		Mobile Mini, Inc	1,470,732
36,526		MSA Safety, Inc	2,843,549
15,796		Multi-Color Corp	1,213,133
55,369	*	Navigant Consulting, Inc	1,327,195
13,699	*	NL Industries, Inc	110,962
59,538	*	On Assignment, Inc	3,082,282
33,620		Quad Graphics, Inc	882,861
34,524		Resources Connection, Inc	479,884
58,036	*	RPX Corp	745,182
19,979	*	SP Plus Corp	688,277
101,000		Steelcase, Inc (Class A)	1,722,050
33,341	*	Team, Inc	896,873
67,691		Tetra Tech, Inc	2,975,019
21,338	*	TRC Cos, Inc	373,415
49,724	*	TriNet Group, Inc	1,461,886
49,768	*	TrueBlue, Inc	1,361,155
17,759		Unifirst Corp	2,472,053
25,200		US Ecology, Inc	1,188,180
23,519		Viad Corp	1,063,059
9,727		VSE Corp	414,857
42,733	*	WageWorks, Inc	3,153,695
50,508		West Corp	1,348,059
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	82,371,106

CONSUMER DURABLES & APPAREL - 2.3%
25,709		Acushnet Holdings Corp	469,446
63,785	*,e	American Outdoor Brands Corp	1,412,838
257

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,138		Bassett Furniture Industries, Inc	$364,747
35,242	*	Beazer Homes USA, Inc	437,353
110,933		Callaway Golf Co	1,314,556
9,991	*	Cavco Industries, Inc	1,186,431
18,056	*	Century Communities, Inc	492,929
31,569		Columbia Sportswear Co	1,787,437
85,568	*	CROCS, Inc	533,089
10,453		CSS Industries, Inc	275,541
12,782		Culp, Inc	410,302
38,022	*	Deckers Outdoor Corp	2,265,731
8,735	*	Delta Apparel, Inc	153,124
9,865		Escalade, Inc	131,698
28,651		Ethan Allen Interiors, Inc	853,800
7,733		Flexsteel Industries, Inc	410,777
48,813	*,e	Fossil Group, Inc	842,024
50,596	*	G-III Apparel Group Ltd	1,199,125
119,448	*,e	GoPro, Inc	985,446
29,111	*,e	Green Brick Partners, Inc	299,843
32,776	*	Helen of Troy Ltd	3,080,944
13,290		Hooker Furniture Corp	577,450
147,864	*	Hovnanian Enterprises, Inc (Class A)	346,002
51,699	*	Iconix Brand Group, Inc	361,893
23,542	*	Installed Building Products Inc	1,255,966
31,393	*	iRobot Corp	2,503,278
18,424	*,e	Jakks Pacific, Inc	90,278
6,055		Johnson Outdoors, Inc	219,918
96,990		KB Home	1,997,994
57,545		La-Z-Boy, Inc	1,605,505
17,839	*,e	LGI Homes, Inc	567,815
25,824		Libbey, Inc	271,152
12,589		Lifetime Brands, Inc	241,709
26,872	*	M/I Homes, Inc	729,843
20,916	*	Malibu Boats Inc	481,905
13,097		Marine Products Corp	156,640
9,233		MCBC Holdings, Inc	154,653
48,987		MDC Holdings, Inc	1,519,087
44,783	*	Meritage Homes Corp	1,744,298
17,997		Movado Group, Inc	421,130
4,309		Nacco Industries, Inc (Class A)	364,757
35,340	*	Nautilus, Inc	643,188
15,085	*	New Home Co Inc	175,891
17,674		Oxford Industries, Inc	1,024,738
15,421	*	Perry Ellis International, Inc	316,439
48,257	*,e	Sequential Brands Group, Inc	162,626
71,959	*	Steven Madden Ltd	2,738,040
21,628	e	Sturm Ruger & Co, Inc	1,307,413
9,761		Superior Uniform Group, Inc	178,041
47,108	*	Taylor Morrison Home Corp	1,088,195
45,032	*	TopBuild Corp	2,305,188
174,409	*	TRI Pointe Homes, Inc	2,171,392
10,726	*	UCP, Inc (Class A)	122,813
18,157	*	Unifi, Inc	509,667
16,584	*	Universal Electronics, Inc	1,149,271
258

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

24,025	*	Vera Bradley, Inc	$219,829
8,169		Weyco Group, Inc	228,405
27,820	*,e	William Lyon Homes, Inc	612,040
113,456		Wolverine World Wide, Inc	2,735,424
33,862	*	Zagg, Inc	240,420
		TOTAL CONSUMER DURABLES & APPAREL	52,447,474

CONSUMER SERVICES - 4.1%
17,682	*	American Public Education, Inc	390,772
12,911	*	Ascent Media Corp (Series A)	165,390
97,102	*	Belmond Ltd.	1,204,065
26,836	*	BJ’s Restaurants, Inc	1,210,304
121,410		Bloomin’ Brands, Inc	2,633,383
22,920		Bob Evans Farms, Inc	1,529,681
11,612	*	Bojangles’, Inc	254,883
96,662	*	Boyd Gaming Corp	2,192,294
21,131	*	Bridgepoint Education, Inc	257,798
51,380	*	Bright Horizons Family Solutions	3,911,046
18,999	*	Buffalo Wild Wings, Inc	2,993,292
55,541	*	Caesars Acquisition Co	969,190
65,946	*,e	Caesars Entertainment Corp	732,001
12,574	*	Cambium Learning Group, Inc	61,235
13,156		Capella Education Co	1,253,767
79,280	*	Career Education Corp	804,692
16,891		Carriage Services, Inc	461,969
39,129	*	Carrols Restaurant Group, Inc	547,806
22,522	*	Century Casinos, Inc	185,356
53,034		Cheesecake Factory	3,402,661
94,284	*,e	Chegg, Inc	849,499
15,852		Churchill Downs, Inc	2,644,114
18,899	*	Chuy’s Holdings, Inc	563,190
74,649		ClubCorp Holdings, Inc	1,004,029
9,036		Collectors Universe	246,773
22,413	e	Cracker Barrel Old Country Store, Inc	3,590,339
44,501	*	Dave & Buster’s Entertainment, Inc	2,848,509
26,841	*	Del Frisco’s Restaurant Group, Inc	461,665
26,314	*	Del Taco Restaurants, Inc	346,029
86,902	*	Denny’s Corp	1,103,655
72,943		DeVry Education Group, Inc	2,760,893
20,317		DineEquity, Inc	1,148,723
23,401	*,e	El Pollo Loco Holdings, Inc	293,683
33,409	*,e	Eldorado Resorts, Inc	638,947
2,870	*	Empire Resorts, Inc	71,750
30,661	*	Fiesta Restaurant Group, Inc	746,595
6,861	*	Fogo De Chao, Inc	116,294
12,995		Golden Entertainment, Inc	182,450
52,621	*	Grand Canyon Education, Inc	3,954,994
14,217	*	Habit Restaurants, Inc	268,701
143,223	*	Houghton Mifflin Harcourt Co	1,647,065
132,758		ILG, Inc	3,200,795
31,002		International Speedway Corp (Class A)	1,150,174
18,864	*	Intrawest Resorts Holdings Inc	444,813
259

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

29,505	*,e	Isle of Capri Casinos, Inc	$680,385
16,109	*	J Alexander’s Holdings, Inc	177,199
38,110		Jack in the Box, Inc	3,886,077
19,450	*,e	Jamba, Inc	165,714
40,157	*	K12, Inc	756,959
11,322	*,e	Kona Grill, Inc	64,535
99,182	*	La Quinta Holdings, Inc	1,399,458
42,448	*	Laureate Education, Inc	586,207
8,008		Liberty Tax, Inc	112,512
15,628	*	Lindblad Expeditions Holdings, Inc	148,466
20,466	*	Luby’s, Inc	60,170
21,514		Marcus Corp	727,173
26,218		Marriott Vacations Worldwide Corp	2,888,699
12,576	*	Monarch Casino & Resort, Inc	370,615
3,603	*	Nathan’s Famous, Inc	245,725
17,004	*,e	Noodles & Co	99,473
31,682		Papa John’s International, Inc	2,504,779
97,127	*	Penn National Gaming, Inc	1,794,907
63,808	*	Pinnacle Entertainment, Inc	1,312,531
30,902		Planet Fitness, Inc	642,762
27,002	*	Potbelly Corp	376,678
18,012	*	Red Lion Hotels Corp	117,078
15,050	*	Red Robin Gourmet Burgers, Inc	884,188
35,081		Red Rock Resorts, Inc	820,194
43,251	*	Regis Corp	471,868
80,872	*	Ruby Tuesday, Inc	206,224
35,849		Ruth’s Chris Steak House, Inc	713,395
60,712	*	Scientific Games Corp (Class A)	1,441,910
77,977		SeaWorld Entertainment, Inc	1,366,937
18,089	*,e	Shake Shack, Inc	613,941
51,391	e	Sonic Corp	1,381,390
57,611	*	Sotheby’s (Class A)	2,728,457
13,226		Speedway Motorsports, Inc	238,729
1,170	*	Steak N Shake Co	499,157
12,374		Strayer Education, Inc	1,072,950
77,270		Texas Roadhouse, Inc (Class A)	3,622,418
32,878	*,e	Weight Watchers International, Inc	686,493
18,375		Wingstop, Inc	540,776
21,808	*,e	Zoe’s Kitchen, Inc	393,634
		TOTAL CONSUMER SERVICES	92,246,027

DIVERSIFIED FINANCIALS - 3.6%
33,089		AG Mortgage Investment Trust	627,037
60,338		Altisource Residential Corp	867,660
113,785		Anworth Mortgage Asset Corp	666,780
95,557		Apollo Commercial Real Estate Finance, Inc	1,843,295
30,728		Ares Commercial Real Estate Corp	424,968
27,480	e	Arlington Asset Investment Corp (Class A)	400,109
43,595		ARMOUR Residential REIT, Inc	1,049,332
4,952		Associated Capital Group, Inc	166,635
11,484		B. Riley Financial, Inc	172,834
256,075		BGC Partners, Inc (Class A)	2,914,134
113,334		Capstead Mortgage Corp	1,262,541
260

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

24,321		Cohen & Steers, Inc	$970,408
28,143	*,e	Cowen Group, Inc	447,474
179,094		CYS Investments, Inc	1,527,672
3,497		Diamond Hill Investment Group, Inc	706,919
56,434		Dynex Capital, Inc	390,523
27,601	*,e	Encore Capital Group, Inc	920,493
30,263	*	Enova International, Inc	429,735
45,723		Evercore Partners, Inc (Class A)	3,372,071
59,886	*	Ezcorp, Inc (Class A)	541,968
6,569		FBR Capital Markets Corp	118,899
5,533	e	Fifth Street Asset Management, Inc	26,005
62,730		Financial Engines, Inc	2,666,025
55,709		FirstCash, Inc	2,894,083
75,482	*	FNFV Group	1,034,103
42,779		Gain Capital Holdings, Inc	303,303
5,392		GAMCO Investors, Inc (Class A)	154,750
17,970		Great Ajax Corp	244,392
50,161	*	Green Dot Corp	1,720,021
32,171		Greenhill & Co, Inc	813,926
55,829		Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,223,772
4,576		Hennessy Advisors, Inc	77,838
24,929		Houlihan Lokey, Inc	836,119
17,152	*	INTL FCStone, Inc	640,627
131,099		Invesco Mortgage Capital, Inc	2,138,225
37,901		Investment Technology Group, Inc	754,609
75,465	e	iShares Russell 2000 Index Fund	10,494,163
168,853		Janus Capital Group, Inc	2,306,532
47,723	*	KCG Holdings, Inc	949,688
51,300		Ladder Capital Corp	750,519
118,919	*	Ladenburg Thalmann Financial Services, Inc	330,595
385,325	*	LendingClub Corp	2,254,151
19,045		Manning & Napier, Inc	110,461
9,805		Marlin Business Services Corp	249,537
8,668		Medley Management, Inc	66,744
27,413		Moelis & Co	1,006,057
53,816		MTGE Investment Corp	968,688
23,542		Nelnet, Inc (Class A)	1,059,625
349,984		New Residential Investment Corp	5,834,233
130,557		New York Mortgage Trust, Inc	836,870
28,054		NewStar Financial, Inc	301,300
47,945		OM Asset Management plc	746,024
56,193	*,e	On Deck Capital, Inc	266,917
11,418		Oppenheimer Holdings, Inc	197,531
37,265		Orchid Island Capital, Inc	395,009
12,075		Owens Realty Mortgage, Inc	219,282
80,064		PennyMac Mortgage Investment Trust	1,431,544
24,365	*	Pico Holdings, Inc	392,277
16,909		Piper Jaffray Cos	1,058,503
20,614		PJT Partners, Inc	714,481
54,211	*	PRA Group, Inc	1,745,594
17,870		Pzena Investment Management, Inc (Class A)	183,882
88,889		Redwood Trust, Inc	1,517,335
12,014	*	Regional Management Corp	238,238
261

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

35,297		Resource Capital Corp	$330,027
23,190	*	Safeguard Scientifics, Inc	294,513
7,377		Silvercrest Asset Management Group, Inc	100,696
74,990	*	Stifel Financial Corp	3,664,761
29,168		Tiptree Financial, Inc	205,634
1,276		Value Line, Inc	22,304
29,671	e	Virtu Financial, Inc	456,933
6,103		Virtus Investment Partners, Inc	649,359
92,503	e	Waddell & Reed Financial, Inc (Class A)	1,664,129
48,328		Western Asset Mortgage Capital Corp	508,894
8,846		Westwood Holdings Group, Inc	493,607
843	*,e	Wins Finance Holdings, Inc	38,643
133,693	e	WisdomTree Investments, Inc	1,116,337
7,285	*,e	World Acceptance Corp	385,377
		TOTAL DIVERSIFIED FINANCIALS	81,906,279

ENERGY - 3.0%
164,847	*	Abraxas Petroleum Corp	308,264
2,617		Adams Resources & Energy, Inc	106,303
36,057		Alon USA Energy, Inc	435,929
80,660		Archrock, Inc	951,788
33,506		Ardmore Shipping Corp	259,671
87,776	*	Atwood Oceanics, Inc	687,286
75,149	*	Bill Barrett Corp	288,572
40,456		Bristow Group, Inc	540,897
36,826	*,e	California Resources Corp	430,864
217,545	*	Callon Petroleum Co	2,575,733
25,985	*,e	CARBO Ceramics, Inc	178,517
72,110	*	Carrizo Oil & Gas, Inc	1,813,567
123,251	*	Clean Energy Fuels Corp	300,732
474,568	*	Cobalt International Energy, Inc	185,604
26,882	*	Contango Oil & Gas Co	192,475
17,713	e	CVR Energy, Inc	387,738
24,782	*	Dawson Geophysical Co	124,653
72,091		Delek US Holdings, Inc	1,735,230
412,833	*	Denbury Resources, Inc	916,489
107,614		DHT Holdings, Inc	515,471
28,359	*	Dorian LPG Ltd	257,783
2,787	*	Earthstone Energy, Inc	37,541
62,000	*	Eclipse Resources Corp	124,620
44,712	*,e	EP Energy Corp	202,098
23,812	*	Era Group, Inc	302,651
18,688	*	Erin Energy Corp	38,310
29,492		Evolution Petroleum Corp	235,936
150,503	*,e	EXCO Resources, Inc	73,746
37,111	*	Exterran Corp	1,015,728
105,536	*,e	Fairmount Santrol Holdings, Inc	544,566
73,316	*	Forum Energy Technologies, Inc	1,239,040
83,563	e	Frontline Ltd	555,694
46,583		GasLog Ltd	652,162
46,376	*,e	Gener8 Maritime, Inc	249,039
16,223	*	Geospace Technologies Corp	268,328
262

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

112,372		Golar LNG Ltd	$2,866,610
42,159		Green Plains Renewable Energy, Inc	969,657
162,371	*	Helix Energy Solutions Group, Inc	993,711
41,121	*,e	Hornbeck Offshore Services, Inc	140,223
35,114	*	Independence Contract Drilling, Inc	161,876
19,026	*	International Seaways, Inc	367,773
815	*,e	Isramco, Inc	92,992
36,788	*	Jagged Peak Energy, Inc	409,818
79,276	*,e	Jones Energy, Inc (Class A)	158,552
35,807	*,e	Keane Group, Inc	494,853
9,634	*	Mammoth Energy Services, Inc	185,936
102,681	*	Matador Resources Co	2,226,124
31,260	*	Matrix Service Co	367,305
284,626	*	McDermott International, Inc	1,861,454
14,645	*	Natural Gas Services Group, Inc	401,273
101,438		Navios Maritime Acq Corp	171,430
97,216	*	Newpark Resources, Inc	743,702
19,521		Noble Energy, Inc	173,132
114,183	e	Nordic American Tanker Shipping	947,719
63,122	*,e	Northern Oil And Gas, Inc	142,025
272,825	*	Oasis Petroleum, Inc	3,257,531
59,304	*	Oil States International, Inc	1,764,294
45,869		Overseas Shipholding Group, Inc	166,963
33,230	*	Pacific Ethanol, Inc	225,964
17,817		Panhandle Oil and Gas, Inc (Class A)	337,632
35,188	*	Par Pacific Holdings, Inc	576,028
156,348	*	Parker Drilling Co	257,974
65,458	*	PDC Energy, Inc	3,615,245
13,679	*	PHI, Inc	160,455
90,814	*	Pioneer Energy Services Corp	276,983
45,105	*	Renewable Energy Group, Inc	471,347
6,560	*	Rex American Resources Corp	621,101
14,541	*	RigNet, Inc	285,004
48,815	*	Ring Energy, Inc	585,780
114,890	*	RSP Permian, Inc	4,371,564
80,605	*,e	Sanchez Energy Corp	623,883
185,936		Scorpio Tankers, Inc	818,118
18,279	*	SEACOR Holdings, Inc	1,200,199
437,985	*,e	Seadrill Ltd	302,122
77,638		SemGroup Corp	2,585,345
71,189	e	Ship Finance International Ltd	1,000,205
14,108	*,e	Smart Sand, Inc	171,835
217,530	*,e	SRC Energy, Inc	1,640,176
57,720	e	Teekay Corp	501,010
144,706		Teekay Tankers Ltd (Class A)	296,647
52,446	*	Tesco Corp	343,521
128,355	*	Tetra Technologies, Inc	427,422
59,844	*	Unit Corp	1,286,048
87,126		US Silica Holdings Inc	3,615,729
41,216	*,e	W&T Offshore, Inc	84,081
94,334		Western Refining, Inc	3,253,580
21,178	*	Westmoreland Coal Co	225,757
23,044	*	WildHorse Resource Development Corp	251,410
263

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

56,538	*	Willbros Group, Inc	$155,480
		TOTAL ENERGY	68,365,623

FOOD & STAPLES RETAILING - 0.5%
31,570		Andersons, Inc	1,179,139
22,035	*	Chefs’ Warehouse Holdings, Inc	300,778
16,394		Ingles Markets, Inc (Class A)	765,600
11,393	*,e	Natural Grocers by Vitamin C	124,639
43,793	*	Performance Food Group Co	1,090,446
23,566		Pricesmart, Inc	2,049,064
26,085	*,e	Smart & Final Stores, Inc	307,803
43,134		Spartan Stores, Inc	1,587,331
311,636	*	Supervalu, Inc	1,277,708
58,089	*	United Natural Foods, Inc	2,412,436
8,233		Village Super Market (Class A)	217,269
11,104		Weis Markets, Inc	641,922
		TOTAL FOOD & STAPLES RETAILING	11,954,135

FOOD, BEVERAGE & TOBACCO - 1.8%
25,257		AdvancePierre Foods Holdings, Inc	1,025,939
3,815		Alico, Inc	114,259
10,189	*	Alliance One International, Inc	140,099
33,538	*,e	Amplify Snack Brands, Inc	301,842
76,948	e	B&G Foods, Inc (Class A)	3,231,816
10,319	*,e	Boston Beer Co, Inc (Class A)	1,489,548
17,998		Calavo Growers, Inc	1,180,669
36,296	e	Cal-Maine Foods, Inc	1,370,174
5,543		Coca-Cola Bottling Co Consolidated	1,174,340
15,091	*	Craft Brewers Alliance, Inc	205,238
192,311	*	Darling International, Inc	2,909,665
106,942		Dean Foods Co	2,111,035
9,192	*	Farmer Bros Co	326,316
37,675		Fresh Del Monte Produce, Inc	2,309,477
26,006	*	Freshpet, Inc	305,570
21,748	*	Inventure Foods, Inc	80,468
17,504		J&J Snack Foods Corp	2,355,688
10,081		John B. Sanfilippo & Son, Inc	740,954
22,025		Lancaster Colony Corp	2,772,948
30,331	*	Landec Corp	417,051
6,655	*	Lifeway Foods, Inc	63,888
13,737		Limoneira Co	284,081
14,716	e	Mgp Ingredients, Inc	770,530
13,908		National Beverage Corp	1,232,110
25,121		Omega Protein Corp	506,188
25,729	*	Primo Water Corp	307,976
23,395		Sanderson Farms, Inc	2,708,673
310		Seaboard Corp	1,312,543
7,660	*	Seneca Foods Corp	284,952
94,327		Snyder’s-Lance, Inc	3,325,970
26,968	*	Synutra International, Inc	162,482
21,180	e	Tootsie Roll Industries, Inc	791,073
8,162	*	Turning Point Brands, Inc	129,041
29,073		Universal Corp	2,135,412
264

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

108,330		Vector Group Ltd	$2,352,928
		TOTAL FOOD, BEVERAGE & TOBACCO	40,930,943

HEALTH CARE EQUIPMENT & SERVICES - 5.5%
13,836	*,e	AAC Holdings, Inc	99,066
25,679		Abaxis, Inc	1,156,325
89,362	*	Accuray, Inc	406,597
34,765		Aceto Corp	551,025
8,503	*	Addus HomeCare Corp	288,677
12,975	*	Almost Family, Inc	644,209
32,559	*	Amedisys, Inc	1,764,698
10,471	*,e	American Renal Associates Holdings, Inc	180,206
55,501	*	AMN Healthcare Services, Inc	2,267,216
14,636		Analogic Corp	1,051,597
31,723	*	Angiodynamics, Inc	492,341
16,121	*	Anika Therapeutics, Inc	743,662
36,462	*	AtriCure, Inc	747,471
1,588		Atrion Corp	821,155
26,180	*,e	Avinger, Inc	14,731
30,809	*	AxoGen, Inc	375,870
129,969	*,e	BioScrip, Inc	197,553
31,340	*	BioTelemetry, Inc	1,031,086
41,905		Cantel Medical Corp	3,118,151
31,455	*	Capital Senior Living Corp	439,426
37,326	*	Cardiovascular Systems, Inc	1,114,928
46,772	*	Castlight Health, Inc	180,072
112,423	*,e	Cerus Corp	489,040
18,948		Chemed Corp	3,815,748
17,182	*	Civitas Solutions, Inc	305,840
129,182	*	Community Health Systems, Inc	1,112,257
12,906	e	Computer Programs & Systems, Inc	354,270
45,176	*	ConforMIS, Inc	253,889
32,369		Conmed Corp	1,591,260
77,807	*,e	Corindus Vascular Robotics, Inc	98,037
11,839	*	Corvel Corp	526,835
15,312	*	Cotiviti Holdings, Inc	639,888
36,976	*	Cross Country Healthcare, Inc	516,555
35,982		CryoLife, Inc	653,073
13,259	*	Cutera, Inc	259,213
52,804	*	Diplomat Pharmacy, Inc	823,742
92,786	*,e	Endologix, Inc	694,967
55,804		Ensign Group, Inc	1,001,682
9,719	*	Entellus Medical, Inc	138,204
18,678	*	Evolent Health, Inc	434,263
11,976	*	Exactech, Inc	355,088
4,209	*	Fulgent Genetics, Inc	42,890
42,351	*	Genesis Health Care, Inc	102,489
51,638	*	GenMark Diagnostics, Inc	661,999
19,351	*	Glaukos Corp	919,753
82,219	*	Globus Medical, Inc	2,493,702
59,731	*	Haemonetics Corp	2,501,534
54,825	*	Halyard Health, Inc	2,165,587
50,661	*	HealthEquity, Inc	2,306,089
265

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

103,871		Healthsouth Corp	$4,871,550
29,121	*	HealthStream, Inc	809,273
98,483	*	HMS Holdings Corp	2,015,947
17,221	*	ICU Medical, Inc	2,648,590
19,224	*	Inogen Inc	1,593,477
67,422	*	Insulet Corp	2,926,789
36,086	*	Integer Holding Corp	1,326,161
70,443	*	Integra LifeSciences Holdings Corp	3,238,265
36,491		Invacare Corp	536,418
39,872	*,e	InVivo Therapeutics Holdings Corp	151,514
4,270	*	iRadimed Corp	36,722
8,419	*,e	iRhythm Technologies, Inc	297,107
9,779	*	IRIDEX Corp	111,481
29,649	*	K2M Group Holdings, Inc	656,725
98,713		Kindred Healthcare, Inc	947,645
11,088		Landauer, Inc	583,229
16,272		LeMaitre Vascular, Inc	484,092
17,511	*	LHC Group, Inc	947,345
27,374	*	Magellan Health Services, Inc	1,883,331
50,266	*	Masimo Corp	5,164,329
64,387	*	Medidata Solutions, Inc	4,212,841
47,901		Meridian Bioscience, Inc	708,935
50,741	*	Merit Medical Systems, Inc	1,709,972
50,329	*	Molina Healthcare, Inc	2,505,881
6,990	*,e	NantHealth, Inc	21,739
13,284		National Healthcare Corp	988,595
8,654		National Research Corp	214,619
37,824	*	Natus Medical, Inc	1,323,840
42,714	*	Neogen Corp	2,662,364
28,149	*	Nevro Corp	2,652,199
69,445	*,e	Nobilis Health Corp	86,806
60,074	*	Novocure Ltd	678,836
58,082	*	NuVasive, Inc	4,211,526
74,354	*	NxStage Medical, Inc	2,222,441
5,249	*,e	Obalon Therapeutics, Inc	55,744
41,497	*	Omnicell, Inc	1,717,976
64,020	*	OraSure Technologies, Inc	839,302
20,254	*	Orthofix International NV	801,046
73,074		Owens & Minor, Inc	2,532,014
25,009	*	Oxford Immunotec Global plc	384,889
32,481	*	Penumbra, Inc	2,775,501
33,867	*	PharMerica Corp	799,261
14,690	*	Providence Service Corp	646,360
59,236	*	Quality Systems, Inc	844,705
30,913	*	Quidel Corp	747,167
35,114	*	Quorum Health Corp	149,937
43,392	*	RadNet, Inc	262,522
55,054	*,e	Rockwell Medical, Inc	473,464
65,561	*	RTI Biologics, Inc	265,522
38,049	*,e	Second Sight Medical Products, Inc	44,137
123,938	*	Select Medical Holdings Corp	1,704,148
38,507	*,e	Senseonics Holdings, Inc	65,077
49,609	*	Spectranetics Corp	1,418,817
266

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

46,958	*	Staar Surgical Co	$488,363
21,198	*	Surgery Partners, Inc	364,606
14,455	*	SurModics, Inc	330,297
5,437	*	Tabula Rasa HealthCare, Inc	73,291
5,830	*,e	Tactile Systems Technology, Inc	109,896
28,128	*,e	Teladoc, Inc	697,574
37,636	*	Tivity Health, Inc	1,264,570
91,194	*,e	TransEnterix, Inc	59,276
26,953	*	Triple-S Management Corp (Class B)	487,849
14,062		US Physical Therapy, Inc	922,467
3,848		Utah Medical Products, Inc	240,885
10,137	*,e	ViewRay, Inc	69,945
28,422	*	Vocera Communications, Inc	720,782
120,583	*	Wright Medical Group NV	3,664,517
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	124,396,447

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
513,191	*	Avon Products, Inc	2,488,976
12,108	*,e	Central Garden & Pet Co	457,682
39,456	*	Central Garden and Pet Co (Class A)	1,390,035
11,419	*,e	elf Beauty, Inc	311,168
139,326	*	HRG Group, Inc	2,787,913
20,679		Inter Parfums, Inc	784,768
18,237	*,e	Lifevantage Corp	90,455
12,324		Medifast, Inc	570,848
9,119	e	Natural Health Trends Corp	261,533
9,628		Nature’s Sunshine Products, Inc	97,243
9,418		Nutraceutical International Corp	298,551
5,962		Oil-Dri Corp of America	242,594
10,235	e	Orchids Paper Products Co	249,222
13,484	*	Revlon, Inc (Class A)	349,910
12,022	*	USANA Health Sciences, Inc	683,451
16,467		WD-40 Co	1,726,565
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	12,790,914

INSURANCE - 2.4%
52,187	*	AMBAC Financial Group, Inc	1,013,993
99,688		American Equity Investment Life Holding Co	2,364,599
22,010		Amerisafe, Inc	1,266,676
33,936		Argo Group International Holdings Ltd	2,238,079
12,458	*	Atlas Financial Holdings, Inc	161,331
10,596		Baldwin & Lyons, Inc (Class B)	259,602
7,646		Blue Capital Reinsurance Holdings Ltd	144,509
53,318	*,e	Citizens, Inc (Class A)	375,892
209,902		Conseco, Inc	4,422,635
13,364	e	Crawford & Co (Class B)	145,801
9,879		Donegal Group, Inc (Class A)	164,584
21,179	*	eHealth, Inc	300,318
9,733		EMC Insurance Group, Inc	279,142
37,261		Employers Holdings, Inc	1,490,440
13,354	*	Enstar Group Ltd	2,601,359
11,496		FBL Financial Group, Inc (Class A)	764,484
14,764		Federated National Holding Co	237,405
267

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

14,653	e	Fidelity & Guaranty Life	$416,878
586,892	*	Genworth Financial, Inc (Class A)	2,371,044
9,538	*	Global Indemnity Ltd	386,766
34,227	*	Greenlight Capital Re Ltd (Class A)	737,592
15,880	*	Hallmark Financial Services	166,899
10,237		HCI Group, Inc	488,203
31,219		Heritage Insurance Holdings, Inc	377,750
47,637		Horace Mann Educators Corp	1,841,170
8,783		Independence Holding Co	166,438
12,533		Infinity Property & Casualty Corp	1,243,900
1,699		Investors Title Co	302,796
16,973		James River Group Holdings Ltd	739,344
46,333		Kemper Corp	1,823,204
7,840		Kinsale Capital Group, Inc	283,494
79,059		Maiden Holdings Ltd	976,379
154,416	*	MBIA, Inc	1,297,094
56,835		National General Holdings Corp	1,292,428
2,635		National Western Life Group, Inc	806,942
26,325		Navigators Group, Inc	1,422,866
22,986		OneBeacon Insurance Group Ltd (Class A)	366,627
24,273	*,e	Patriot National, Inc	70,149
55,018		Primerica, Inc	4,610,508
44,479		RLI Corp	2,545,088
17,104		Safety Insurance Group, Inc	1,238,330
66,619		Selective Insurance Group, Inc	3,517,483
17,834		State Auto Financial Corp	479,200
35,317		State National Cos, Inc	518,100
26,744		Stewart Information Services Corp	1,268,735
78,945	*	Third Point Reinsurance Ltd	955,235
15,904	*,e	Trupanion, Inc	252,715
25,120		United Fire & Casualty Co	1,105,280
19,764		United Insurance Holdings Corp	301,599
38,797		Universal Insurance Holdings, Inc	1,010,662
		TOTAL INSURANCE	53,611,747

MATERIALS - 5.0%
33,082		A. Schulman, Inc	1,047,045
32,625	*,e	AgroFresh Solutions, Inc	183,026
365,656	*	AK Steel Holding Corp	2,318,259
127,667	e	Allegheny Technologies, Inc	2,342,689
31,730		American Vanguard Corp	531,477
10,517		Ampco-Pittsburgh Corp	153,022
36,873		Balchem Corp	2,992,613
45,370	*	Boise Cascade Co	1,383,785
58,904		Calgon Carbon Corp	857,053
53,808		Carpenter Technology Corp	2,184,605
59,556	*	Century Aluminum Co	812,344
8,293		Chase Corp	850,032
214,387		Chemours Co	8,637,652
19,565	*	Clearwater Paper Corp	950,859
329,543	*	Cliffs Natural Resources, Inc	2,214,529
40,711	*	Codexis, Inc	179,128
211,889	*	Coeur Mining, Inc	1,919,714
268

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

133,273		Commercial Metals Co	$2,484,209
12,379		Deltic Timber Corp	957,763
96,777	*	Ferro Corp	1,734,244
75,714		Ferroglobe plc	730,640
65,118	*,e	Flotek Industries, Inc	782,067
21,570	*	Forterra, Inc	415,007
29,899		FutureFuel Corp	462,239
83,302	*	GCP Applied Technologies, Inc	2,740,636
58,318	*	Gold Resource Corp	192,449
6,856		Greif, Inc	461,752
30,142		Greif, Inc (Class A)	1,766,924
58,646		H.B. Fuller Co	3,098,268
2,530	*	Handy & Harman Ltd	68,942
10,897		Hawkins, Inc	556,837
14,471		Haynes International, Inc	611,979
84,696	*	Headwaters, Inc	2,012,377
443,473		Hecla Mining Co	2,416,928
49,878	*	Ingevity Corp	3,153,786
22,857		Innophos Holdings, Inc	1,095,765
27,678		Innospec, Inc	1,826,748
20,875		Kaiser Aluminum Corp	1,762,059
101,039		Kapstone Paper and Packaging Corp	2,130,913
10,654		KMG Chemicals, Inc	559,868
23,780	*	Koppers Holdings, Inc	1,009,461
34,351	*	Kraton Polymers LLC	1,123,621
26,066		Kronos Worldwide, Inc	456,676
168,792	*	Louisiana-Pacific Corp	4,344,706
26,186	*,e	LSB Industries, Inc	288,570
23,414		Materion Corp	890,903
40,608		Minerals Technologies, Inc	3,195,850
25,427	*	Multi Packaging Solutions International Ltd	456,415
25,084		Myers Industries, Inc	408,869
19,328		Neenah Paper, Inc	1,514,349
193,781		Olin Corp	6,226,184
10,701		Olympic Steel, Inc	241,308
48,422	*	Omnova Solutions, Inc	460,009
50,470		PH Glatfelter Co	1,085,610
98,234		PolyOne Corp	3,851,755
15,017		Quaker Chemical Corp	2,171,458
9,655	*	Ramaco Resources, Inc	74,923
50,730		Rayonier Advanced Materials, Inc	672,172
32,024	*	Real Industry, Inc	83,262
15,104	*	Ryerson Holding Corp	206,925
29,516		Schnitzer Steel Industries, Inc (Class A)	557,852
35,679		Schweitzer-Mauduit International, Inc	1,535,981
52,205		Sensient Technologies Corp	4,270,369
22,944		Stepan Co	1,945,651
143,157	*	Stillwater Mining Co	2,573,963
125,144	*	Summit Materials, Inc	3,211,195
75,740	*	SunCoke Energy, Inc	694,536
100,157	*,e	TerraVia Holdings, Inc	47,234
45,672	*	TimkenSteel Corp	688,734
23,980	*	Trecora Resources	264,979
269

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

29,229		Tredegar Corp	$501,277
31,740		Trinseo S.A.	2,107,536
76,067		Tronox Ltd	1,255,866
7,781	*	UFP Technologies, Inc	207,753
2,404		United States Lime & Minerals, Inc	190,204
16,565	*,e	US Concrete, Inc	1,027,030
27,974		Valhi, Inc	92,874
52,974	*	Worthington Industries, Inc	2,304,369
		TOTAL MATERIALS	113,820,661

MEDIA - 1.6%
62,308		AMC Entertainment Holdings, Inc	1,887,932
94,525	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	387,553
1,290	*,e	Daily Journal Corp	269,636
30,556	e	Entercom Communications Corp (Class A)	386,533
76,986		Entravision Communications Corp (Class A)	477,313
35,294	*,e	Eros International plc	351,175
70,030	*	EW Scripps Co (Class A)	1,560,268
136,573		Gannett Co, Inc	1,141,750
61,612	*,e	Global Eagle Entertainment, Inc	190,997
74,291	*	Gray Television, Inc	1,088,363
7,572	*	Hemisphere Media Group, Inc	88,214
68,748	*	Imax Corp	2,096,814
10,905	*	Liberty Braves Group (Class A)	270,771
36,667	*	Liberty Braves Group (Class C)	899,075
26,511	*,e	Liberty Media Group (Class A)	898,988
54,004	*,e	Liberty Media Group (Class C)	1,891,220
15,097	*	Loral Space & Communications, Inc	578,970
63,371		MDC Partners, Inc	567,171
43,958	e	Meredith Corp	2,573,741
69,916	*	MSG Networks, Inc	1,744,404
69,677		National CineMedia, Inc	827,066
52,434		New Media Investment Group, Inc	690,031
145,060		New York Times Co (Class A)	2,096,117
50,873		Nexstar Broadcasting Group, Inc (Class A)	3,510,237
25,932	*,e	Radio One, Inc	77,796
19,179	*	Reading International, Inc	301,686
4,366		Saga Communications, Inc	223,758
15,215		Salem Communications	116,395
31,829		Scholastic Corp	1,375,968
86,051		Sinclair Broadcast Group, Inc (Class A)	3,394,712
120,307		Time, Inc	1,828,666
10,404	*	Townsquare Media, Inc	125,888
31,984	*	tronc, Inc	458,651
42,262		World Wrestling Entertainment, Inc (Class A)	905,675
		TOTAL MEDIA	35,283,534

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
26,279	*,e	Accelerate Diagnostics, Inc	717,417
31,766	*	Acceleron Pharma, Inc	1,048,913
45,862	*,e	AcelRx Pharmaceuticals, Inc	119,241
129,789	*	Achillion Pharmaceuticals, Inc	442,581
13,086	*	Aclaris Therapeutics, Inc	367,847
270

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

50,603	*	Acorda Therapeutics, Inc	$817,238
19,082	*	Adamas Pharmaceuticals, Inc	312,563
42,506	*	Aduro Biotech, Inc	410,183
42,295	*,e	Advaxis, Inc	362,045
35,096	*	Adverum Biotechnologies, Inc	100,024
33,737	*	Aerie Pharmaceuticals, Inc	1,486,115
30,795	*,e	Aevi Genomic Medicine, Inc	49,272
81,131	*,e	Agenus, Inc	291,260
25,207	*	Agile Therapeutics, Inc	90,493
31,105	*	Aimmune Therapeutics, Inc	604,681
43,050	*	Akebia Therapeutics, Inc	567,399
29,346	*,e	Albany Molecular Research, Inc	469,829
53,954	*	Alder Biopharmaceuticals, Inc	1,081,778
40,750	*	AMAG Pharmaceuticals, Inc	994,300
166,312	*,e	Amicus Therapeutics, Inc	1,277,276
41,153	*	Amphastar Pharmaceuticals, Inc	621,410
70,527	*,e	Ampio Pharmaceuticals, Inc	39,432
5,813	*,e	AnaptysBio, Inc	155,091
39,473	*,e	Anavex Life Sciences Corp	222,233
8,896	*	ANI Pharmaceuticals, Inc	481,452
54,663	*,e	Anthera Pharmaceuticals, Inc	18,039
16,019	*	Applied Genetic Technologies Corp	89,706
29,770	*	Aptevo Therapeutics, Inc	59,540
39,311	*,e	Aratana Therapeutics, Inc	243,728
35,831	*	Ardelyx, Inc	480,135
287,535	*	Arena Pharmaceuticals, Inc	385,297
193,316	*,e	Array Biopharma, Inc	1,676,050
82,065	*,e	Arrowhead Research Corp	127,201
30,482	*,e	Asterias Biotherapeutics, Inc	112,783
27,253	*,e	Atara Biotherapeutics, Inc	466,026
112,874	*,e	Athersys, Inc	167,054
6,085	*	Audentes Therapeutics, Inc	90,667
6,784	*	Avexis, Inc	546,112
28,989	*	Axovant Sciences Ltd	702,693
18,556	*,e	Axsome Therapeutics, Inc	76,080
23,744	*,e	Bellicum Pharmaceuticals, Inc	317,457
92,146	*	BioCryst Pharmaceuticals, Inc	584,206
105,399	*,e	Bio-Path Holdings, Inc	66,486
6,600	*	Biospecifics Technologies Corp	374,418
85,728	*,e	BioTime, Inc	291,475
47,591	*	Bluebird Bio, Inc	4,233,219
33,507	*	Blueprint Medicines Corp	1,560,756
37,084	*	Cambrex Corp	2,200,935
24,542	*,e	Cara Therapeutics Inc	389,972
116,477	*	Catalent, Inc	3,410,447
111,734	*,e	Celldex Therapeutics, Inc	372,074
13,634	*,e	Cellular Biomedicine Group, Inc	147,247
54,531	*	Cempra, Inc	234,483
27,119	*	ChemoCentryx, Inc	196,342
50,826	*	Chimerix, Inc	303,940
38,964	*	ChromaDex Corp	121,178
17,220	*	Cidara Therapeutics, Inc	133,455
12,049	*	Clearside Biomedical, Inc	95,910
271

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

43,100	*	Clovis Oncology, Inc	$2,495,059
39,910	*	Coherus Biosciences, Inc	766,272
19,449	*,e	Collegium Pharmaceutical, Inc	190,795
20,044	*	Concert Pharmaceuticals Inc	318,098
87,046	*	Corcept Therapeutics, Inc	830,419
3,551	*,e	Corvus Pharmaceuticals, Inc	35,261
136,611	*	Curis, Inc	330,599
39,421	*	Cytokinetics, Inc	646,504
23,775	*	CytomX Therapeutics, Inc	373,505
76,356	*,e	CytRx Corp	38,850
70,048	*	Depomed, Inc	839,876
33,300	*	Dermira, Inc	1,134,198
18,611	*	Dimension Therapeutics, Inc	28,847
150,161	*	Durect Corp	131,751
51,026	*,e	Dynavax Technologies Corp	283,194
10,475	*,e	Eagle Pharmaceuticals, Inc	948,930
19,382	*	Edge Therapeutics, Inc	201,185
9,460	*,e	Editas Medicine, Inc	178,321
27,114	*,e	Egalet Corp	103,576
3,693	*	Eiger BioPharmaceuticals, Inc	29,175
37,643	*	Emergent Biosolutions, Inc	1,125,902
17,560	*	Enanta Pharmaceuticals, Inc	557,530
47,049	*,e	Endocyte, Inc	108,213
45,415	*	Enzo Biochem, Inc	399,652
47,029	*	Epizyme, Inc	848,873
17,077	*	Esperion Thereapeutics, Inc	610,503
123,996	*,e	Exact Sciences Corp	3,721,120
265,799	*	Exelixis, Inc	5,953,897
68,375	*	FibroGen, Inc	1,914,500
31,243	*	Five Prime Therapeutics, Inc	1,089,131
15,703	*	Flex Pharma, Inc	54,018
31,188	*	Flexion Therapeutics Inc	636,547
39,321	*	Fluidigm Corp	194,246
45,136	*,e	Fortress Biotech, Inc	164,295
15,531	*,e	Foundation Medicine, Inc	551,351
21,673	*	Genomic Health, Inc	712,175
172,166	*,e	Geron Corp	440,745
23,055	*	Global Blood Therapeutics, Inc	667,442
14,214	*,e	GlycoMimetics Inc	61,120
127,692	*,e	Halozyme Therapeutics, Inc	1,780,026
49,017	*,e	Heron Therapeutics, Inc	752,411
7,107	*	Heska Corp	769,333
188,570	*	Horizon Pharma plc	2,900,207
129,131	*	Idera Pharmaceuticals, Inc	303,458
35,847	*	Ignyta, Inc	317,246
16,951	*,e	Immune Design Corp	111,029
99,538	*,e	Immunogen, Inc	431,995
115,383	*,e	Immunomedics, Inc	661,145
85,066	*	Impax Laboratories, Inc	1,195,177
48,532	*	INC Research Holdings, Inc	2,183,940
61,316	*	Infinity Pharmaceuticals, Inc	131,829
94,974	*,e	Innoviva, Inc	1,119,269
34,629	*,e	Inotek Pharmaceuticals Corp	69,258
272

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

73,857	*,e	Inovio Pharmaceuticals, Inc	$464,561
71,887	*	Insmed, Inc	1,326,315
27,212	*,e	Insys Therapeutics, Inc	306,135
9,082	*	Intellia Therapeutics, Inc	132,325
29,035	*	Intersect ENT, Inc	551,665
39,936	*,e	Intra-Cellular Therapies, Inc	551,916
33,485	*	Invitae Corp	369,340
151,329	*	Ironwood Pharmaceuticals, Inc	2,469,689
7,413	*	Jounce Therapeutics, Inc	209,936
13,467	*,e	Kadmon Holdings, Inc	37,034
32,320	*	Karyopharm Therapeutics, Inc	330,310
93,144	*,e	Keryx Biopharmaceuticals, Inc	551,412
50,872	*,e	Kite Pharma, Inc	4,175,574
16,439	*,e	La Jolla Pharmaceutical Co	476,731
32,236	*,e	Lannett Co, Inc	838,136
47,888	*,e	Lexicon Pharmaceuticals, Inc	747,532
22,265	*	Ligand Pharmaceuticals, Inc (Class B)	2,475,200
64,567	*	Lion Biotechnologies, Inc	442,284
24,275	*,e	Lipocine, Inc	102,926
18,780	*	Loxo Oncology, Inc	865,007
45,270		Luminex Corp	852,434
37,198	*	MacroGenics, Inc	803,849
86,694	*,e	MannKind Corp	75,736
78,653	*	Medicines Co	3,879,166
34,777	*,e	MediciNova, Inc	199,968
9,325	*	Medpace Holdings, Inc	295,696
142,215	*,e	Merrimack Pharmaceuticals, Inc	473,576
117,661	*,e	MiMedx Group, Inc	1,493,118
25,219	*	Minerva Neurosciences, Inc	191,664
18,367	*	Mirati Therapeutics, Inc	83,570
76,048	*	Momenta Pharmaceuticals, Inc	1,091,289
15,477	*	MyoKardia, Inc	201,975
11,540	*,e	Myovant Sciences Ltd	149,905
79,211	*,e	Myriad Genetics, Inc	1,456,690
18,475	*	NanoString Technologies, Inc	322,943
21,457	*,e	NantKwest, Inc	67,590
29,601	*	Natera, Inc	267,889
166,310	*	Nektar Therapeutics	3,154,901
59,701	*	NeoGenomics, Inc	450,743
22,236	*,e	Neos Therapeutics, Inc	157,876
25,570	*,e	NewLink Genetics Corp	477,903
5,183	*,e	Novan, Inc	28,196
328,397	*,e	Novavax, Inc	268,005
24,384	*,e	Ocular Therapeutix, Inc	242,865
47,087	*,e	Omeros Corp	768,460
25,383	*	OncoMed Pharmaceuticals, Inc	100,009
41,335	*	Ophthotech Corp	122,765
111,913	*,e	Organovo Holdings, Inc	324,548
29,041	*	Otonomy, Inc	387,697
40,175	*,e	OvaScience, Inc	60,664
94,264	*	Pacific Biosciences of California, Inc	371,400
42,428	*	Pacira Pharmaceuticals, Inc	2,059,879
22,451	*	Paratek Pharmaceuticals, Inc	481,574
273

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

61,471	*	Parexel International Corp	$3,923,694
196,279		PDL BioPharma, Inc	441,628
26,463	*	Pfenex, Inc	127,287
65,380		PharmAthene, Inc	47,518
21,600		Phibro Animal Health Corp	642,600
57,688	*	Portola Pharmaceuticals, Inc	2,306,943
28,518	*	PRA Health Sciences, Inc	1,824,011
62,187	*	Prestige Brands Holdings, Inc	3,570,156
79,799	*	Progenics Pharmaceuticals, Inc	632,008
9,179	*	Protagonist Therapeutics, Inc	92,891
8,896	*	Proteostasis Therapeutics, Inc	53,776
44,915	*,e	Prothena Corp plc	2,431,249
38,209	*	PTC Therapeutics, Inc	464,239
32,513	*	Puma Biotechnology, Inc	1,320,028
9,993	*	Ra Pharmaceuticals, Inc	235,835
36,616	*	Radius Health, Inc	1,430,587
8,304	*	Reata Pharmaceuticals, Inc	172,225
23,903	*	REGENXBIO, Inc	499,573
50,768	*,e	Regulus Therapeutics, Inc	78,690
39,095	*	Repligen Corp	1,438,305
41,877	*	Retrophin, Inc	820,370
24,037	*	Revance Therapeutics, Inc	522,805
146,467	*	Rigel Pharmaceuticals, Inc	437,936
35,243	*	Sage Therapeutics, Inc	2,502,253
81,454	*	Sangamo Biosciences, Inc	390,979
58,500	*	Sarepta Therapeutics, Inc	2,121,210
57,807	*	Sciclone Pharmaceuticals, Inc	557,838
7,091	*,e	Selecta Biosciences, Inc	85,517
21,069	*	Seres Therapeutics, Inc	207,108
41,478	*,e	Sorrento Therapeutics, Inc	80,882
22,155	*	Spark Therapeutics, Inc	1,284,325
88,576	*	Spectrum Pharmaceuticals, Inc	674,063
27,171	*,e	Stemline Therapeutics, Inc	241,822
27,806	*,e	Sucampo Pharmaceuticals, Inc (Class A)	282,231
54,926	*	Supernus Pharmaceuticals, Inc	1,790,588
7,360	*	Syndax Pharmaceuticals, Inc	69,846
231,499	*,e	Synergy Pharmaceuticals, Inc	953,776
79,727	*,e	Synthetic Biologics, Inc	45,444
6,510	*	Syros Pharmaceuticals, Inc	98,887
20,624	*,e	T2 Biosystems, Inc	99,201
48,439	*,e	Teligent, Inc	382,184
33,410	*	TESARO, Inc	4,930,982
41,531	*	Tetraphase Pharmaceuticals, Inc	329,341
49,121	*,e	TG Therapeutics, Inc	542,787
176,643	*,e	TherapeuticsMD, Inc	900,879
46,613	*,e	Theravance Biopharma, Inc	1,879,902
26,276	*,e	Titan Pharmaceuticals, Inc	77,514
9,351	*,m	Tobira Therapeutics, Inc	128,483
32,333	*,e	Tokai Pharmaceuticals, Inc	19,775
58,722	*	Trevena, Inc	192,021
37,686	*,e	Trovagene, Inc	35,048
45,013	*	Ultragenyx Pharmaceutical, Inc	2,898,387
42,794	*	Vanda Pharmaceuticals, Inc	652,609
274

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,342	*	Veracyte, Inc	$172,297
36,639	*	Versartis, Inc	674,158
28,601	*,e	Vital Therapies, Inc	114,404
14,228	*	Voyager Therapeutics, Inc	148,540
5,470	*	vTv Therapeutics, Inc	30,140
8,439	*,e	WaVe Life Sciences Pte Ltd	178,063
20,184	*,e	XBiotech, Inc	219,602
42,375	*	Xencor Inc	1,087,766
29,272	*	Zafgen, Inc	142,847
140,380	*,e	ZIOPHARM Oncology, Inc	988,275
29,897	*	Zogenix, Inc	328,867
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	166,690,948

REAL ESTATE - 7.8%
93,293		Acadia Realty Trust	2,712,960
29,517		Agree Realty Corp	1,430,984
54,329		Alexander & Baldwin, Inc	2,499,677
2,492		Alexander’s, Inc	1,083,547
13,868	*,e	Altisource Portfolio Solutions S.A.	306,344
46,066		American Assets Trust,Inc	1,973,007
42,591		Armada Hoffler Properties, Inc	607,348
32,936		Ashford Hospitality Prime, Inc	348,792
88,909		Ashford Hospitality Trust, Inc	555,681
13,938	*,e	AV Homes, Inc	244,612
24,778		Bluerock Residential Growth REIT, Inc	308,734
75,839		CareTrust REIT, Inc	1,290,780
47,140		CatchMark Timber Trust Inc	552,009
198,709		CBL & Associates Properties, Inc	1,838,058
90,882		Cedar Realty Trust, Inc	488,945
44,528		Chatham Lodging Trust	862,062
69,584		Chesapeake Lodging Trust	1,622,003
31,674		City Office REIT, Inc	397,509
6,682		Clipper Realty, Inc	73,502
84,489		Colony Starwood Homes	2,920,785
15,501		Community Healthcare Trust, Inc	383,185
4,665		Consolidated-Tomoka Land Co	252,983
14,350		CorEnergy Infrastructure Trust, Inc	523,488
39,316		Coresite Realty	3,847,071
424,252		Cousins Properties, Inc	3,601,899
235,519		DiamondRock Hospitality Co	2,593,064
87,486		DuPont Fabros Technology, Inc	4,509,903
39,010		Easterly Government Properties, Inc	784,881
37,289		EastGroup Properties, Inc	2,917,864
86,154		Education Realty Trust, Inc	3,340,191
31,547		Farmland Partners, Inc	343,862
161,808		FelCor Lodging Trust, Inc	1,254,012
136,696		First Industrial Realty Trust, Inc	3,846,625
67,098		First Potomac Realty Trust	738,078
50,179	*	Forestar Group, Inc	710,033
70,428		Four Corners Property Trust, Inc	1,643,085
121,666		Franklin Street Properties Corp	1,475,809
7,325	*	FRP Holdings, Inc	312,777
142,725		Geo Group, Inc	4,755,597
275

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

31,395		Getty Realty Corp	$803,712
29,091		Gladstone Commercial Corp	648,729
19,018		Global Medical REIT, Inc	176,297
78,677	*	Global Net Lease, Inc	1,859,138
81,687		Government Properties Income Trust	1,741,567
165,040		Gramercy Property Trust	4,586,462
765		Griffin Land & Nurseries, Inc (Class A)	23,157
133,948		Healthcare Realty Trust, Inc	4,393,495
47,730		Hersha Hospitality Trust	880,141
42,476		HFF, Inc (Class A)	1,333,746
143,644		Hudson Pacific Properties	4,935,608
70,241		Independence Realty Trust, Inc	646,217
142,287		Investors Real Estate Trust	840,916
80,408	*	iStar Financial, Inc	983,390
96,455		Kennedy-Wilson Holdings, Inc	1,967,682
97,285		Kite Realty Group Trust	1,980,723
125,115		LaSalle Hotel Properties	3,573,284
269,036		Lexington Realty Trust	2,736,096
44,444		LTC Properties, Inc	2,126,201
104,788		Mack-Cali Realty Corp	2,834,515
17,382	*	Marcus & Millichap, Inc	448,456
24,709		MedEquities Realty Trust, Inc	292,060
345,417		Medical Properties Trust, Inc	4,514,600
79,264		Monmouth Real Estate Investment Corp (Class A)	1,188,960
196,482		Monogram Residential Trust, Inc	2,000,187
43,860		National Health Investors, Inc	3,209,236
48,848		National Storage Affiliates Trust	1,196,776
91,659		New Senior Investment Group, Inc	955,087
21,229		NexPoint Residential Trust, Inc	509,708
64,217		NorthStar Realty Europe Corp	746,844
16,664		One Liberty Properties, Inc	404,602
49,483		Parkway, Inc	997,082
83,755		Pebblebrook Hotel Trust	2,492,549
79,264		Pennsylvania REIT	1,097,806
181,479		Physicians Realty Trust	3,564,248
47,648		Potlatch Corp	2,146,542
30,263		Preferred Apartment Communities, Inc	428,221
23,091		PS Business Parks, Inc	2,806,480
54,946		QTS Realty Trust, Inc	2,936,314
105,149		RAIT Investment Trust	322,807
93,091		Ramco-Gershenson Properties	1,240,903
20,684		Re/Max Holdings, Inc	1,223,459
125,857		Retail Opportunities Investment Corp	2,592,654
77,125		Rexford Industrial Realty, Inc	1,923,498
143,068		RLJ Lodging Trust	3,074,531
8,490		RMR Group, Inc	447,848
51,088		Ryman Hospitality Properties	3,258,393
76,053		Sabra Healthcare REIT, Inc	2,067,881
11,486		Saul Centers, Inc	689,734
75,582		Select Income REIT	1,894,085
29,451		Seritage Growth Properties	1,222,217
39,727		Silver Bay Realty Trust Corp	851,350
59,035	*	St. Joe Co	1,033,113
276

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

96,568	*	STAG Industrial, Inc	$2,545,532
7,424		Stratus Properties, Inc	221,606
108,250		Summit Hotel Properties, Inc	1,789,373
254,986		Sunstone Hotel Investors, Inc	3,796,742
17,094	*	Tejon Ranch Co	391,453
52,793		Terreno Realty Corp	1,630,248
56,529		Tier REIT, Inc	978,517
26,425	*	Trinity Place Holdings, Inc	188,410
30,950		UMH Properties, Inc	495,819
14,549		Universal Health Realty Income Trust	1,014,793
105,537		Urban Edge Properties	2,691,194
34,190		Urstadt Biddle Properties, Inc (Class A)	672,175
218,488		Washington Prime Group, Inc	1,922,694
86,800		Washington REIT	2,748,956
34,187		Whitestone REIT	428,705
121,328		Xenia Hotels & Resorts, Inc	2,118,387
		TOTAL REAL ESTATE	176,435,657

RETAILING - 3.1%
30,262	*	1-800-FLOWERS.COM, Inc (Class A)	325,316
76,723		Aaron’s, Inc	2,757,425
79,310	e	Abercrombie & Fitch Co (Class A)	950,927
194,917		American Eagle Outfitters, Inc	2,746,380
9,603	*,e	America’s Car-Mart, Inc	358,192
23,036	*	Asbury Automotive Group, Inc	1,409,803
204,892	*,e	Ascena Retail Group, Inc	801,128
10,510	*	At Home Group, Inc	184,030
46,836	*	Barnes & Noble Education, Inc	487,563
73,441		Barnes & Noble, Inc	627,920
20,088	e	Big 5 Sporting Goods Corp	309,355
52,163		Big Lots, Inc	2,633,710
17,831	*	Boot Barn Holdings, Inc	189,187
32,919	e	Buckle, Inc	615,585
16,153	*	Build-A-Bear Workshop, Inc	167,991
49,736		Caleres, Inc	1,433,391
13,824		Camping World Holdings, Inc	427,438
29,912		Cato Corp (Class A)	674,815
151,152		Chico’s FAS, Inc	2,088,921
21,792		Children’s Place Retail Stores, Inc	2,501,722
18,107		Citi Trends, Inc	340,230
21,550	*,e	Conn’s, Inc	379,280
23,374	*,e	Container Store Group, Inc	96,301
53,241		Core-Mark Holding Co, Inc	1,864,500
44,692	*	Destination XL Group, Inc	113,965
78,463		DSW, Inc (Class A)	1,617,907
11,119	*,e	Duluth Holdings, Inc	246,286
122,184	*	Etsy, Inc	1,314,700
84,900	*	Express Parent LLC	732,687
47,771		Finish Line, Inc (Class A)	755,259
62,511	*	Five Below, Inc	3,070,540
44,577	*	Francesca’s Holdings Corp	703,425
40,868	e	Fred’s, Inc (Class A)	601,577
20,323	*	FTD Cos, Inc	406,460
277

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,340	*	Gaia, Inc	$80,373
23,657	*	Genesco, Inc	1,260,918
80,019	e	GNC Holdings, Inc	622,548
24,290		Group 1 Automotive, Inc	1,674,795
68,783		Guess?, Inc	767,618
21,303		Haverty Furniture Cos, Inc	525,119
26,222	*,e	Hibbett Sports, Inc	681,772
36,646		HSN, Inc	1,352,237
17,926		Kirkland’s, Inc	210,810
17,601	*,e	Lands’ End, Inc	415,384
84,849	*	Liberty TripAdvisor Holdings, Inc	1,247,280
27,892		Lithia Motors, Inc (Class A)	2,665,081
30,896	*,e	Lumber Liquidators, Inc	758,497
28,584	*	MarineMax, Inc	581,684
36,570		Monro Muffler, Inc	1,896,154
34,080		Nutri/System, Inc	1,821,576
606,190		Office Depot, Inc	3,012,764
23,732	*	Ollie’s Bargain Outlet Holdings, Inc	908,936
15,374	*	Overstock.com, Inc	266,739
31,733	*,e	Party City Holdco, Inc	507,728
22,420	e	PetMed Express, Inc	517,902
95,358		Pier 1 Imports, Inc	642,713
59,559	e	Rent-A-Center, Inc	636,686
40,068	*,e	Restoration Hardware Holdings, Inc	1,922,062
11,940	*,e	Sears Holdings Corp	122,027
18,346	*	Sears Hometown and Outlet Stores, Inc	61,459
52,708	*	Select Comfort Corp	1,628,677
15,764		Shoe Carnival, Inc	399,933
40,267	*	Shutterfly, Inc	2,089,857
32,341		Sonic Automotive, Inc (Class A)	633,884
30,001	*,e	Sportsman’s Warehouse Holdings, Inc	122,704
33,118	e	Stage Stores, Inc	95,380
37,691	e	Stein Mart, Inc	93,097
58,085	e	Tailored Brands, Inc	716,188
37,752		Tile Shop Holdings, Inc	806,005
14,309		Tilly’s, Inc	136,794
59,459	*	Tuesday Morning Corp	193,242
27,957	*	Vitamin Shoppe, Inc	539,570
36,863	*,e	Wayfair, Inc	1,685,008
23,309	*	West Marine, Inc	255,467
2,826		Winmark Corp	364,837
20,939	*	Zumiez, Inc	375,855
		TOTAL RETAILING	69,231,276

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
6,237	*,e	Acacia Communications, Inc	285,904
46,262	*	Advanced Energy Industries, Inc	3,414,136
880,030	*	Advanced Micro Devices, Inc	11,704,399
21,890	*	Alpha & Omega Semiconductor Ltd	362,279
37,401	*,e	Ambarella, Inc	2,102,684
118,106	*	Amkor Technology, Inc	1,391,289
34,145	*	Axcelis Technologies, Inc	657,291
78,644		Brooks Automation, Inc	1,986,547
278

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

27,774		Cabot Microelectronics Corp	$2,176,093
75,449	*	Cavium, Inc	5,194,663
22,808	*	Ceva, Inc	821,088
16	*,m	China Energy Savings Technology, Inc	0
73,319	*	Cirrus Logic, Inc	4,718,078
31,016		Cohu, Inc	580,930
43,600	*	Diodes, Inc	1,019,804
24,935	*	DSP Group, Inc	310,441
165,578	*	Entegris, Inc	4,106,334
47,713	*	Exar Corp	620,746
79,256	*	Formfactor, Inc	879,742
7,876	*	Ichor Holdings Ltd	152,794
7,435	*,e	Impinj, Inc	278,664
47,022	*	Inphi Corp	1,947,651
157,763	*	Integrated Device Technology, Inc	3,784,734
28,491		IXYS Corp	397,449
68,467	*	Kopin Corp	279,345
140,801	*	Lattice Semiconductor Corp	965,895
37,093	*	MA-COM Technology Solutions	1,813,106
65,869	*	MaxLinear, Inc	1,833,134
133,334	*	Microsemi Corp	6,258,698
62,451		MKS Instruments, Inc	4,886,791
45,651		Monolithic Power Systems, Inc	4,177,067
27,829	*	Nanometrics, Inc	878,144
34,569	*	NeoPhotonics Corp Ltd	268,255
5,629		NVE Corp	458,257
31,840	*	PDF Solutions, Inc	605,597
75,693	*	Photronics, Inc	870,470
32,265		Power Integrations, Inc	2,127,877
128,247	*	Rambus, Inc	1,605,652
35,049	*	Rudolph Technologies, Inc	858,701
75,997	*	Semtech Corp	2,595,298
41,999	*	Sigma Designs, Inc	260,394
48,332	*	Silicon Laboratories, Inc	3,438,822
37,066	*	Ultra Clean Holdings	713,150
25,727	*	Ultratech, Inc	785,188
46,540	*	Veeco Instruments, Inc	1,535,820
61,529	*	Xcerra Corp	602,984
57,469		Xperi Corp	1,930,958
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	88,643,343

SOFTWARE & SERVICES - 7.9%
43,269	*	2U, Inc	1,964,413
102,969	*	8x8, Inc	1,498,199
52,193	*	A10 Networks, Inc	422,763
135,006	*	ACI Worldwide, Inc	2,901,279
42,224	*	Actua Corp	591,136
90,892	*	Acxiom Corp	2,626,779
11,816	*	Alarm.com Holdings, Inc	385,320
19,683	*	ALJ Regional Holdings, Inc	65,938
20,089	*	Amber Road, Inc	164,529
29,553	*	American Software, Inc (Class A)	324,196
45,768	*,e	Angie’s List, Inc	269,116
279

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,167	*	Appfolio, Inc	$243,384
8,197	*	Apptio, Inc	106,971
91,401	*	Aspen Technology, Inc	5,620,248
10,943	*	Autobytel, Inc	143,463
54,764	*	Bankrate, Inc	580,498
25,485	*	Barracuda Networks, Inc	518,110
91,583	*	Bazaarvoice, Inc	430,440
14,449	*,e	Benefitfocus, Inc	455,144
55,257		Blackbaud, Inc	4,443,215
64,433	*	Blackhawk Network Holdings, Inc	2,606,315
11,737	*	Blackline, Inc	385,795
46,369	*	Blucora, Inc	855,508
46,938	*	Bottomline Technologies, Inc	1,093,655
56,559	*	Box, Inc	975,077
35,518	*	Brightcove, Inc	309,007
34,343	*	BroadSoft, Inc	1,318,771
28,492	*	CACI International, Inc (Class A)	3,362,056
71,092	*	Callidus Software, Inc	1,496,487
20,314	*	Carbonite, Inc	438,782
53,016	*	Cardtronics plc	2,204,405
16,291	*	Care.com, Inc	193,048
12,480		Cass Information Systems, Inc	829,546
27,633	*	ChannelAdvisor Corp	326,069
29,431	*,e	Cimpress NV	2,415,697
45,097	*	Commvault Systems, Inc	2,275,144
103,987		Convergys Corp	2,340,747
59,208	*	Cornerstone OnDemand, Inc	2,325,690
10,421	*,e	Coupa Software, Inc	289,183
37,336		CSG Systems International, Inc	1,400,473
63,285	*	DHI Group, Inc	243,647
11,119	*,e	Digimarc Corp	320,783
29,529	e	Ebix, Inc	1,821,939
38,328	*	Ellie Mae, Inc	3,900,257
69,221	*	Endurance International Group Holdings, Inc	526,080
31,776	*	EnerNOC, Inc	179,534
48,673	*	Envestnet, Inc	1,693,820
56,417	*	EPAM Systems, Inc	4,344,109
9,481	*	Everbridge, Inc	220,054
74,829		EVERTEC, Inc	1,186,040
16,423	*	EXA Corp	225,981
38,060	*	ExlService Holdings, Inc	1,815,843
36,309		Fair Isaac Corp	4,919,143
38,328	*	Five9, Inc	699,294
11,144		Forrester Research, Inc	451,889
38,098	*	Gigamon, Inc	1,207,707
8,603	*	Global Sources Ltd	79,148
30,060	*,e	Globant S.A.	1,138,973
121,503	*	Glu Mobile, Inc	280,672
64,747	*,e	Gogo, Inc	816,460
94,440	*	GrubHub, Inc	4,059,031
30,702	*	GTT Communications, Inc	844,305
27,379	*	Guidance Software, Inc	165,643
26,039		Hackett Group, Inc	516,353
280

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

50,486	*	Hortonworks, Inc	$525,559
33,763	*	HubSpot, Inc	2,263,809
33,739	*	Imperva, Inc	1,499,699
40,842	*	Information Services Group, Inc	128,652
12,328	*	Instructure, Inc	294,639
55,200		j2 Global, Inc	4,981,248
66,729	*	Jive Software, Inc	336,982
85,321	*	Limelight Networks, Inc	267,908
27,863	*	Liquidity Services, Inc	217,331
60,917	*	Liveperson, Inc	429,465
60,879		LogMeIn, Inc	6,879,327
6,072	*,e	Majesco	33,457
28,673		Mantech International Corp (Class A)	1,017,892
40,689	*	Marchex, Inc (Class B)	110,267
75,159		MAXIMUS, Inc	4,583,948
55,542	*	Meet Group, Inc	331,030
11,104	*	MicroStrategy, Inc (Class A)	2,111,648
17,229	*,e	MINDBODY, Inc	488,442
34,879	*	Mitek Systems, Inc	305,191
52,911	*	MobileIron, Inc	240,745
26,615	*	Model N, Inc	284,781
34,822	*	MoneyGram International, Inc	620,180
47,749		Monotype Imaging Holdings, Inc	971,692
8,073		NCI, Inc (Class A)	119,884
63,587	*	NeuStar, Inc (Class A)	2,111,088
25,489	*	New Relic, Inc	1,019,050
74,448		NIC, Inc	1,589,465
14,612	*	Numerex Corp	65,754
15,163	*	Park City Group, Inc	191,812
51,492	*,e	Paycom Software, Inc	3,102,393
25,224	*	Paylocity Holding Corp	994,835
42,121		Pegasystems, Inc	1,918,612
40,719	*	Perficient, Inc	709,325
18,774	*	PFSweb, Inc	137,426
50,746	*	Planet Payment, Inc	211,611
58,783		Progress Software Corp	1,747,031
47,819	*	Proofpoint, Inc	3,604,118
28,870	*	PROS Holdings, Inc	711,646
29,643	*	Q2 Holdings, Inc	1,130,880
10,681		QAD, Inc (Class A)	322,566
31,731	*	Qualys, Inc	1,218,470
48,609	*	QuinStreet, Inc	217,768
74,593	*	Quotient Technology, Inc	813,064
22,942	*	Rapid7, Inc	388,867
21,714	*	RealNetworks, Inc	99,233
63,104	*	RealPage, Inc	2,338,003
9,196		Reis, Inc	172,885
45,473	*	RetailMeNot, Inc	527,487
14,931	*	Rightside Group Ltd	149,907
68,469	*	RingCentral, Inc	2,187,585
23,027	*	Rosetta Stone, Inc	259,054
42,538	*	Rubicon Project, Inc	242,892
29,233		Sapiens International Corp NV	346,703
281

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

49,589		Science Applications International Corp	$3,619,501
6,355	*	SecureWorks Corp	54,971
68,944	*	ServiceSource International LLC	259,229
22,419	*,e	Shutterstock, Inc	969,173
43,738	*	Silver Spring Networks, Inc	499,051
19,141	*	SPS Commerce, Inc	1,057,732
18,932	*,e	Stamps.com, Inc	2,009,632
45,703	*	Sykes Enterprises, Inc	1,362,406
47,652	*	Synchronoss Technologies, Inc	762,432
37,878		Syntel, Inc	667,032
114,092	*	Take-Two Interactive Software, Inc	7,170,682
18,841	*	TechTarget, Inc	174,279
37,092	*	TeleNav, Inc	322,700
19,160		TeleTech Holdings, Inc	598,750
136,579		TiVo Corp	2,697,435
11,249	*	Trade Desk, Inc	420,150
135,947		Travelport Worldwide Ltd	1,790,422
63,479	*,e	TrueCar, Inc	1,112,152
58,274	*	Unisys Corp	658,496
12,902	*	Varonis Systems, Inc	405,123
33,682	*	Vasco Data Security International	454,707
72,751	*	Verint Systems, Inc	2,859,114
63,006	*,e	VirnetX Holding Corp	207,920
32,124	*	Virtusa Corp	995,202
43,882	*	WebMD Health Corp (Class A)	2,379,721
49,306	*	Website Pros, Inc	951,606
27,218	*,e	Workiva, Inc	457,262
26,354	*	Xactly Corp	305,706
29,069	*	XO Group, Inc	510,161
94,836	*	Zendesk, Inc	2,726,535
63,373	*	Zix Corp	344,115
		TOTAL SOFTWARE & SERVICES	179,230,004

TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
124,990	*,e	3D Systems Corp	1,978,592
57,212		Adtran, Inc	1,144,240
32,892	*	Aerohive Networks, Inc	127,292
17,472	*	Agilysys, Inc	172,973
34,044	*	Anixter International, Inc	2,776,288
20,909	*,e	Applied Optoelectronics, Inc	1,032,696
36,618	*	Avid Technology, Inc	205,244
55,596		AVX Corp	940,128
32,698		Badger Meter, Inc	1,299,746
10,403		Bel Fuse, Inc (Class B)	251,753
49,064		Belden CDT, Inc	3,419,761
57,950	*	Benchmark Electronics, Inc	1,837,015
19,966		Black Box Corp	197,663
42,466	*	CalAmp Corp	761,840
46,626	*	Calix, Inc	312,394
160,877	*	Ciena Corp	3,685,692
13,438	*	Clearfield, Inc	190,148
28,325	*	Coherent, Inc	6,106,870
26,323		Comtech Telecommunications Corp	368,785
282

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

22,936	*	Control4 Corp	$387,618
23,618	e	CPI Card Group, Inc	85,025
47,272	*	Cray, Inc	846,169
35,579		CTS Corp	786,296
42,437		Daktronics, Inc	401,454
80,341		Diebold, Inc	2,265,616
29,184	*	Digi International, Inc	361,882
20,630	*	Eastman Kodak Co	226,930
29,130	*	Electro Scientific Industries, Inc	203,327
54,843	*	Electronics for Imaging, Inc	2,510,713
30,210		EMCORE Corp	271,890
15,022	*	ePlus, Inc	1,070,318
122,019	*	Extreme Networks, Inc	953,578
40,455	*	Fabrinet	1,402,575
19,303	*	FARO Technologies, Inc	707,455
126,042	*	Finisar Corp	2,878,799
87,383	*	Harmonic, Inc	506,821
69,561	*	II-VI, Inc	2,305,947
32,037	*	Immersion Corp	280,964
163,024	*	Infinera Corp	1,617,198
42,981	*	Insight Enterprises, Inc	1,809,500
40,558		InterDigital, Inc	3,646,164
94,783	*	InvenSense, Inc	1,218,909
39,342	*	Itron, Inc	2,551,329
32,402	*	Kimball Electronics, Inc	558,935
103,786	*	Knowles Corp	1,840,126
19,212	*	KVH Industries, Inc	153,696
25,922		Littelfuse, Inc	3,995,876
59,250	*	Lumentum Holdings, Inc	2,532,938
37,631	*,e	Maxwell Technologies, Inc	229,549
3,558		Mesa Laboratories, Inc	497,480
42,516		Methode Electronics, Inc	1,894,088
19,565		MTS Systems Corp	908,794
37,618	*	Netgear, Inc	1,773,689
104,866	*	Netscout Systems, Inc	3,948,205
37,065	*	Novanta, Inc	1,039,673
129,822	*,e	Oclaro, Inc	1,039,874
20,617	*	OSI Systems, Inc	1,595,756
21,420		Park Electrochemical Corp	370,994
13,833		PC Connection, Inc	397,560
38,731		Plantronics, Inc	2,114,713
38,908	*	Plexus Corp	2,022,827
79,085	*	Pure Storage, Inc	839,092
7,363	*	Quantenna Communications, Inc	135,479
42,747	*	Radisys Corp	171,415
21,027	*	Rogers Corp	2,164,519
86,086	*	Sanmina Corp	3,206,704
29,488	*	Scansource, Inc	1,164,776
75,544	*	ShoreTel, Inc	494,813
6,577		Silicom Ltd	356,671
55,463	*	Sonus Networks, Inc	425,956
57,767	*,e	Stratasys Ltd	1,430,311
44,817	*	Super Micro Computer, Inc	1,093,535
283

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

40,991	*	Synaptics, Inc	$2,245,077
34,236		SYNNEX Corp	3,712,209
13,420		Systemax, Inc	177,681
40,979	*	Tech Data Corp	3,919,641
84,214	*	TTM Technologies, Inc	1,408,900
30,567	*	Ubiquiti Networks, Inc	1,574,812
48,505		Universal Display Corp	4,333,922
43,299	*	USA Technologies, Inc	212,165
60,500	*	Viasat, Inc	3,873,815
274,963	*	Viavi Solutions, Inc	2,749,630
159,878		Vishay Intertechnology, Inc	2,614,005
15,049	*	Vishay Precision Group, Inc	258,843
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	121,584,341

TELECOMMUNICATION SERVICES - 0.8%
12,323		ATN International, Inc	852,628
41,745	*	Boingo Wireless, Inc	596,536
48,493	*	Cincinnati Bell, Inc	914,093
48,570		Cogent Communications Group, Inc	2,185,650
57,539	e	Consolidated Communications Holdings, Inc	1,361,948
25,087	*	Fairpoint Communications, Inc	427,733
31,545	*	General Communication, Inc (Class A)	1,181,045
467,239	*,e	Globalstar, Inc	892,426
7,724	*	Hawaiian Telcom Holdco, Inc	196,576
21,218		IDT Corp (Class B)	322,301
34,329	*,e	Intelsat S.A.	101,271
96,845	*,e	Iridium Communications, Inc	1,026,557
22,340	*	Lumos Networks Corp	400,109
75,548	*	Orbcomm, Inc	728,283
11,615	*	pdvWireless, Inc	297,925
53,660		Shenandoah Telecom Co	1,717,120
24,468		Spok Holdings, Inc	439,201
11,275	*	Straight Path Communications, Inc	1,452,897
68	*,m	Touch America Holdings, Inc	0
221,300	*	Vonage Holdings Corp	1,484,923
211,327		Windstream Holdings, Inc	1,166,525
		TOTAL TELECOMMUNICATION SERVICES	17,745,747

TRANSPORTATION - 1.5%
56,085	*	Air Transport Services Group, Inc	1,031,403
15,493		Allegiant Travel Co	2,252,682
28,296		Arkansas Best Corp	748,429
28,573	*	Atlas Air Worldwide Holdings, Inc	1,657,234
33,017	e	Celadon Group, Inc	130,417
34,997		Costamare, Inc	235,880
13,793	*	Covenant Transportation Group, Inc	258,343
32,533	*	Echo Global Logistics, Inc	609,994
34,825		Forward Air Corp	1,851,645
61,704	*	Hawaiian Holdings, Inc	3,350,527
53,907		Heartland Express, Inc	1,084,609
39,541	*	Hub Group, Inc (Class A)	1,548,030
78,419	e	Knight Transportation, Inc	2,689,772
26,660		Marten Transport Ltd	661,168
284

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

50,411		Matson, Inc	$1,598,029
3,157	*	PAM Transportation Services, Inc	59,257
10,288		Park-Ohio Holdings Corp	404,833
46,775	*	Radiant Logistics, Inc	280,650
34,470	*	Roadrunner Transportation Services Holdings, Inc	231,638
29,801	*	Saia, Inc	1,434,918
64,304	*	Scorpio Bulkers, Inc	479,065
58,635		Skywest, Inc	2,181,222
87,609	*,e	Swift Transportation Co, Inc	2,153,429
8,612		Universal Truckload Services, Inc	120,137
9,571	*	USA Truck, Inc	64,221
52,435		Werner Enterprises, Inc	1,431,476
114,579	*	XPO Logistics, Inc	5,659,057
38,100	*	YRC Worldwide, Inc	406,146
		TOTAL TRANSPORTATION	34,614,211

UTILITIES - 3.7%
58,270		Allete, Inc	4,073,656
43,068		American States Water Co	1,917,387
7,860	*,e	AquaVenture Holdings Ltd	144,388
8,771		Artesian Resources Corp	336,894
128,908	*	Atlantic Power Corp	322,270
69,061		Atlantica Yield plc	1,439,231
73,780		Avista Corp	2,976,285
60,593		Black Hills Corp	4,121,536
56,540		California Water Service Group	2,018,478
18,480		Chesapeake Utilities Corp	1,354,584
12,634		Connecticut Water Service, Inc	678,067
16,592		Consolidated Water Co, Inc	195,786
8,156		Delta Natural Gas Co, Inc	247,127
134,312	*	Dynegy, Inc	862,283
47,396		El Paso Electric Co	2,445,634
69,112	*,m	Ferroglobe plc	0
16,769		Genie Energy Ltd	133,314
8,631		Global Water Resources, Inc	78,887
59,259		Idacorp, Inc	5,008,571
40,964		MGE Energy, Inc	2,633,985
17,709		Middlesex Water Co	675,067
100,470		New Jersey Resources Corp	4,053,964
31,755		Northwest Natural Gas Co	1,892,598
56,724		NorthWestern Corp	3,390,961
40,732		NRG Yield, Inc (Class A)	706,293
75,269		NRG Yield, Inc (Class C)	1,332,261
61,001		ONE Gas, Inc	4,198,699
45,684		Ormat Technologies, Inc	2,698,097
44,336		Otter Tail Corp	1,751,272
77,497		Pattern Energy Group, Inc	1,706,484
93,715		PNM Resources, Inc	3,490,884
104,949		Portland General Electric Co	4,758,388
19,132		SJW Corp	934,407
93,368		South Jersey Industries, Inc	3,503,167
55,552		Southwest Gas Corp	4,653,035
6,079	e	Spark Energy, Inc	218,236
285

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY			VALUE

52,424		Spire, Inc			$3,593,665
108,518		TerraForm Global, Inc			515,460
103,224		TerraForm Power, Inc			1,299,590
16,269		Unitil Corp			787,908
32,500	*,e	Vivint Solar, Inc			97,500
59,113		WGL Holdings, Inc			4,874,458
14,841		York Water Co			556,537
		TOTAL UTILITIES			82,677,294

		TOTAL COMMON STOCKS			2,244,741,617
		(Cost $1,656,564,947)

RIGHTS / WARRANTS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
1,297	m	Emergent Capital, Inc			0
		TOTAL DIVERSIFIED FINANCIALS			0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
8,325	m	Forest Laboratories, Inc CVR			7,909
5,149	m	Omthera Pharmaceuticals, Inc			3,089
34,794	m	Trius Therapeutics, Inc			0
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			10,998

SOFTWARE & SERVICES - 0.0%
17,421	m	Gerber Scientific, Inc			0
		TOTAL SOFTWARE & SERVICES			0

		TOTAL RIGHTS / WARRANTS			10,998
		(Cost $436)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 7.3%

GOVERNMENT AGENCY DEBT - 0.4%
$9,150,000	d	Federal Home Loan Bank (FHLB)	0.680%	05/01/17	9,150,000
		TOTAL GOVERNMENT AGENCY DEBT			9,150,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.9%
156,886,356	c	State Street Navigator Securities Lending Government Money Market Portfolio			156,886,356
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			156,886,356

		TOTAL SHORT-TERM INVESTMENTS			166,036,356
		(Cost $165,472,183)
		TOTAL INVESTMENTS - 106.7%			2,410,788,971
		(Cost $1,822,037,566)
		OTHER ASSETS & LIABILITIES, NET - (6.7)%			(151,815,453)
		NET ASSETS - 100.0%			$2,258,973,518
286

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $150,456,896.
m	Indicates a security that has been deemed illiquid.
287

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

BRAZIL - 7.2%
73,173		AES Tiete S.A.	$310,992
2,092,551		AMBEV S.A.	12,038,242
362,045		Banco Bradesco S.A.	3,712,785
1,220,135		Banco Bradesco S.A. (Preference)	12,843,122
363,086		Banco do Brasil S.A.	3,757,778
1,417,486		Banco Itau Holding Financeira S.A.	17,532,963
173,039		Banco Santander Brasil S.A.	1,494,850
303,200		BB Seguridade Participacoes S.A.	2,855,232
883,474		BM&F Bovespa S.A.	5,291,297
242,380	*	BR Malls Participacoes S.A.	1,072,900
65,815		Braskem S.A.	707,904
270,956		BRF S.A.	3,396,714
87,800	*	Centrais Eletricas Brasileiras S.A.	499,572
86,192	*	Centrais Eletricas Brasileiras S.A. (Preference)	621,854
68,157		Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,540,702
522,756		Cia de Concessoes Rodoviarias	2,915,134
142,500		Cia de Saneamento Basico do Estado de Sao Paulo	1,314,086
282,891		Cia Energetica de Minas Gerais	791,441
33,495		Cia Paranaense de Energia	307,824
238,230	*	Cia Siderurgica Nacional S.A.	581,680
528,238		Cielo S.A.	4,010,818
72,136		Cosan SA Industria e Comercio	843,391
80,081		CPFL Energia S.A.	655,978
126,862		EDP - Energias do Brasil S.A.	536,377
282,479		Empresa Brasileira de Aeronautica S.A.	1,366,985
72,700		Engie Brasil Energia S.A.	778,753
88,500		Equatorial Energia S.A.	1,602,957
105,563		Fibria Celulose S.A.	977,789
366,875		Gerdau S.A. (Preference)	1,132,740
144,182		Hypermarcas S.A.	1,365,483
27,792	*	Itausa-Investimentos Itau S.A. (ADR)	86,247
307,864		JBS S.A.	996,129
231,120		Klabin S.A.	1,150,485
592,596		Kroton Educacional S.A.	2,791,169
67,091		Localiza Rent A Car	999,797
69,210		Lojas Americanas S.A.	298,292
307,985		Lojas Americanas S.A.(Preference)	1,634,022
279,450		Lojas Renner S.A.	2,604,285
38,400		M Dias Branco S.A.	589,541
30,069		Multiplan Empreendimentos Imobiliarios S.A.	641,348
65,392		Natura Cosmeticos S.A.	623,213
82,453		Odontoprev S.A.	297,439
1,330,272	*	Petroleo Brasileiro S.A.	6,018,401
1,734,446	*	Petroleo Brasileiro S.A. (Preference)	7,633,846
288

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

36,381		Porto Seguro S.A.	$329,189
86,500		Qualicorp S.A.	615,901
96,100		Raia Drogasil S.A.	2,042,168
329,300	*	Rumo S.A.	905,716
81,909		Satipel Industrial S.A.	230,446
60,736		Sul America SA	321,280
167,200		Suzano Papel e Celulose S.A.	706,401
190,621	*	Telefonica Brasil S.A.	2,840,052
318,066		Tim Participacoes S.A.	1,028,137
179,280		Ultrapar Participacoes S.A.	3,977,536
561,100		Vale S.A.	4,856,072
839,673		Vale S.A. (Preference)	6,946,901
224,240		Weg S.A.	1,250,468
		TOTAL BRAZIL	139,272,824

CHILE - 1.2%
1,256,501		AES Gener S.A.	477,458
1,207,642		Aguas Andinas S.A.	682,781
7,714,069		Banco de Chile	930,443
15,037		Banco de Credito e Inversiones	834,509
22,952,212		Banco Santander Chile S.A.	1,359,556
605,828		Centros Comerciales Sudamericanos S.A.	1,725,698
55,611		Cia Cervecerias Unidas S.A.	715,897
3,298,370		Colbun S.A.	729,896
53,437,410		Corpbanca S.A.	487,172
103,324		Embotelladora Andina S.A.	429,867
1,466,501	*	Empresa Nacional de Electricidad S.A.	1,122,500
54,757	*	Empresa Nacional de Telecomunicaciones S.A.	657,227
479,049		Empresas CMPC S.A.	1,117,653
242,962		Empresas COPEC S.A.	2,717,594
8,296,159		Enersis Chile S.A.	915,380
12,558,678		Enersis S.A.	2,484,432
113,397	*	Lan Airlines S.A.	1,430,603
270,193		SACI Falabella	2,160,516
39,759		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,407,699
		TOTAL CHILE	22,386,881

CHINA - 26.1%
407,000	*,g	3SBio, Inc	542,791
35,887	*	58.COM, Inc (ADR)	1,420,408
322,500		AAC Technologies Holdings, Inc	4,727,525
11,428,000		Agricultural Bank of China	5,268,194
838,000		Air China Ltd	740,920
487,602	*	Alibaba Group Holding Ltd (ADR)	56,318,031
1,752,000	*	Alibaba Health Information Technology Ltd	681,708
2,164,000	*	Aluminum Corp of China Ltd	1,063,566
544,500		Anhui Conch Cement Co Ltd	1,904,146
428,000		Anta Sports Products Ltd	1,201,275
990,000		AviChina Industry & Technology Co	660,013
119,945	*	Baidu, Inc (ADR)	21,617,687
35,366,000		Bank of China Ltd	17,106,980
3,998,500		Bank of Communications Co Ltd	3,074,522
660,000		Beijing Capital International Airport Co Ltd	931,086
289

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

238,000		Beijing Enterprises Holdings Ltd	$1,161,733
1,974,000		Beijing Enterprises Water Group Ltd	1,510,693
2,936,000	m	Belle International Holdings Ltd	1,989,203
1,312,000		Brilliance China Automotive Holdings Ltd	2,197,863
288,500	e	Byd Co Ltd	1,700,021
5,295,000	g	CGN Power Co Ltd	1,597,537
4,005,000		China Cinda Asset Management Co Ltd	1,522,464
4,178,600		China Citic Bank	2,645,141
1,474,000	*	China Coal Energy Co	715,482
1,956,000		China Communications Construction Co Ltd	2,685,713
988,400		China Communications Services Corp Ltd	562,472
654,500		China Conch Venture Holdings Ltd	1,303,376
36,309,350		China Construction Bank	29,470,966
1,527,000		China Everbright Bank Co Ltd	715,716
1,062,000		China Everbright International Ltd	1,434,280
460,000		China Everbright Ltd	1,050,841
1,827,000	e	China Evergrande Group	1,948,666
1,315,000		China Galaxy Securities Co Ltd	1,198,465
2,214,000	*,g	China Huarong Asset Management Co Ltd	931,763
2,230,000	e,m	China Huishan Dairy Holdings Co Ltd	60,206
700,824	*	China Insurance International Holdings Co Ltd	1,744,887
3,333,000		China Life Insurance Co Ltd	10,139,863
1,439,000		China Longyuan Power Group Corp	1,106,337
530,000		China Medical System Holdings Ltd	914,780
1,199,000		China Mengniu Dairy Co Ltd	2,316,405
1,758,000		China Merchants Bank Co Ltd	4,555,000
615,780		China Merchants Holdings International Co Ltd	1,759,384
2,751,800		China Minsheng Banking Corp Ltd	2,707,386
2,637,500		China Mobile Hong Kong Ltd	28,080,459
1,256,000		China National Building Material Co Ltd	834,922
1,106,000		China Oilfield Services Ltd	1,018,168
1,702,000		China Overseas Land & Investment Ltd	4,936,800
1,173,400		China Pacific Insurance Group Co Ltd	4,329,125
1,363,000		China Power International Development Ltd	507,756
863,000		China Railway Construction Corp	1,205,180
1,720,000		China Railway Group Ltd	1,454,713
746,677	*	China Resources Beer Holdings Company Ltd	1,795,661
408,000		China Resources Gas Group Ltd	1,374,996
1,229,555		China Resources Land Ltd	3,407,129
921,372		China Resources Power Holdings Co	1,658,850
1,687,500		China Shenhua Energy Co Ltd	3,928,166
726,000		China Southern Airlines Co Ltd	482,601
746,000		China State Construction International Holdings Ltd	1,351,810
6,290,000		China Telecom Corp Ltd	3,068,158
2,644,000		China Unicom Ltd	3,421,399
622,900		China Vanke Co Ltd	1,578,430
356,400		Chongqing Changan Automobile Co Ltd	471,876
1,050,000		Chongqing Rural Commercial Bank	721,121
2,035,000		Citic Pacific Ltd	2,950,760
1,029,000		CITIC Securities Co Ltd	2,156,851
8,142,000		CNOOC Ltd	9,498,432
765,543		COSCO Pacific Ltd	838,139
2,468,675		Country Garden Holdings Co Ltd	2,347,834
290

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,854,050		CRRC Corp Ltd	$1,806,732
1,904,000		CSPC Pharmaceutical Group Ltd	2,640,878
165,604	*	Ctrip.com International Ltd (ADR)	8,364,658
1,370,000		Dongfeng Motor Group Co Ltd	1,438,947
356,000		ENN Energy Holdings Ltd	1,929,834
850,000		Far East Horizon Ltd	781,903
1,213,952		Fosun International	1,836,057
1,568,000		Franshion Properties China Ltd	507,170
214,800	e,g	Fuyao Glass Industry Group Co Ltd	758,266
2,310,000		Geely Automobile Holdings Ltd	3,112,390
602,200		GF Securities Co Ltd	1,245,297
4,856,668	e	GOME Electrical Appliances Holdings Ltd	661,462
1,373,000	e	Great Wall Motor Co Ltd	1,486,948
1,376,000		Guangdong Investments Ltd	2,128,366
928,000		Guangzhou Automobile Group Co Ltd	1,442,206
382,000		Guangzhou R&F Properties Co Ltd	642,970
290,000		Haitian International Holdings Ltd	710,161
1,374,400		Haitong Securities Co Ltd	2,266,348
348,000		Hengan International Group Co Ltd	2,600,468
9,124,000	*	HengTen Networks Group Ltd	170,994
2,000,000		Huaneng Power International, Inc	1,378,596
1,708,000		Huaneng Renewables Corp Ltd	596,214
643,800	g	Huatai Securities Co Ltd	1,246,678
32,673,000		Industrial & Commercial Bank of China	21,298,406
297,532	*	JD.com, Inc (ADR)	10,434,447
576,000		Jiangsu Express	849,945
674,000		Jiangxi Copper Co Ltd	1,049,935
318,000		Kingsoft Corp Ltd	906,374
3,338,000		Lenovo Group Ltd	2,134,128
676,500		Longfor Properties Co Ltd	1,170,567
35,083		Netease.com (ADR)	9,310,677
350,800		New China Life insurance Co Ltd	1,732,747
58,244	*	New Oriental Education & Technology Group (ADR)	3,759,068
3,196,000		People’s Insurance Co Group of China Ltd	1,317,011
2,063,055		PICC Property & Casualty Co Ltd	3,316,384
2,334,500		Ping An Insurance Group Co of China Ltd	13,125,148
1,241,800	*	Semiconductor Manufacturing International Corp	1,568,704
1,232,000		Shandong Weigao Group Medical Polymer Co Ltd	897,801
1,410,000	*,e	Shanghai Electric Group Co Ltd	664,501
185,500		Shanghai Fosun Pharmaceutical Group Co Ltd	699,325
237,000		Shanghai Industrial Holdings Ltd	749,784
399,199	*	Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	636,653
301,300		Shanghai Pharmaceuticals Holding Co Ltd	796,920
252,000		Shenzhou International Group Holdings Ltd	1,658,141
25,671	*	Sina Corp	1,971,790
1,194,471		Sino-Ocean Land Holdings Ltd	582,682
532,000		Sinopec Engineering Group Co Ltd	519,846
1,666,000		Sinopec Shanghai Petrochemical Co Ltd	930,936
563,200		Sinopharm Group Co	2,524,400
766,000		Sinotrans Ltd	344,232
863,500		Soho China Ltd	470,495
852,000		Sunac China Holdings Ltd	1,109,612
309,000		Sunny Optical Technology Group Co Ltd	2,538,953
291

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

19,800	*	TAL Education Group (ADR)	$2,358,378
2,458,000		Tencent Holdings Ltd	77,017,301
804,000		Tingyi Cayman Islands Holding Corp	1,032,624
432,000		Travelsky Technology Ltd	1,137,034
200,000		Tsingtao Brewery Co Ltd	899,289
175,324	*	Vipshop Holdings Ltd (ADR)	2,431,744
2,928,000	e	Want Want China Holdings Ltd	2,105,635
12,700	*,e	Weibo Corp (ADR)	709,422
419,400		Weichai Power Co Ltd	679,576
1,220,000		Yanzhou Coal Mining Co Ltd	1,054,639
12,504	*	YY, Inc (ADR)	612,321
600,000		Zhejiang Expressway Co Ltd	746,391
234,000		Zhuzhou CSR Times Electric Co Ltd	1,202,933
3,212,000		Zijin Mining Group Co Ltd	1,139,902
359,864		ZTE Corp	693,185
		TOTAL CHINA	504,968,360

COLOMBIA - 0.4%
193,433		BanColombia S.A. (Preference)	1,888,306
198,544		Cementos Argos S.A.	803,084
35,877		Corp Financiera Colombiana S.A.	344,380
3,055,674		Ecopetrol S.A.	1,412,548
107,119		Grupo Argos S.A.	742,770
1,603,675		Grupo Aval Acciones y Valores	635,038
97,807		Grupo de Inversiones Suramericana S.A.	1,293,233
34,962		Grupo de Inversiones Suramericana S.A. (Preference)	447,542
151,305		Interconexion Electrica S.A.	599,666
		TOTAL COLOMBIA	8,166,567

CZECH REPUBLIC - 0.2%
62,116		CEZ AS	1,083,789
34,678		Komercni Banka AS	1,343,596
162,444	*,g	Moneta Money Bank AS.	525,265
19,025		Telefonica O2 Czech Republic AS	224,610
		TOTAL CZECH REPUBLIC	3,177,260

EGYPT - 0.1%
462,440		Commercial International Bank	1,893,314
944,833	*	Orascom Telecom Holding SAE	368,511
531,056		Talaat Moustafa Group	238,313
		TOTAL EGYPT	2,500,138

GREECE - 0.3%
579,555	*	Alpha Bank AE	1,234,633
783,975	*	Eurobank Ergasias S.A.	631,939
10,570	*	FF Group	224,835
102,523		Hellenic Telecommunications Organization S.A.	995,702
37,462		JUMBO S.A.	591,298
2,370,073	*	National Bank of Greece S.A.	737,959
83,715		OPAP S.A.	829,586
2,769,680	*	Piraeus Bank S.A.	588,399
24,998		Titan Cement Co S.A.	653,255
		TOTAL GREECE	6,487,606
292

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

HONG KONG - 0.5%
5,180,000	*,e	Alibaba Pictures Group Ltd	$838,837
742,000		China Gas Holdings Ltd	1,163,273
2,892,500	e	Fullshare Holdings Ltd	942,703
5,993,799	*,e	GCL Poly Energy Holdings Ltd	723,464
510,000		Haier Electronics Group Co Ltd	1,182,596
690,000		Nine Dragons Paper Holdings Ltd	744,140
479,000		Shimao Property Holdings Ltd	768,806
1,984,000		Sino Biopharmaceutical	1,630,421
1,012,500		Sun Art Retail Group Ltd	1,043,128
		TOTAL HONG KONG	9,037,368

HUNGARY - 0.3%
23,013		MOL Hungarian Oil and Gas plc	1,731,208
100,469		OTP Bank	2,824,822
50,715		Richter Gedeon Rt	1,228,126
		TOTAL HUNGARY	5,784,156

INDIA - 8.7%
266,943		Ambuja Cements Ltd	1,020,375
25,796	*	Apollo Hospitals Enterprise Ltd	494,344
648,962		Ashok Leyland Ltd	861,239
134,838		Asian Paints Ltd	2,350,256
22,272		Associated Cement Co Ltd	562,983
100,317		Aurobindo Pharma Ltd	945,600
737,916		Axis Bank Ltd	5,843,072
61,329		Bajaj Finance Ltd	1,215,660
12,970	*	Bajaj Finserv Ltd	922,486
32,292		Bajaj Holdings and Investment Ltd	1,437,572
42,805		Bharat Forge Ltd	761,821
220,017		Bharat Heavy Electricals	600,565
266,459		Bharat Petroleum Corp Ltd	2,979,364
416,928		Bharti Airtel Ltd	2,300,949
221,925		Bharti Infratel Ltd	1,224,791
2,801		Bosch Ltd	1,000,577
69,715		Cadila Healthcare Ltd	476,797
261,575	*,m	Cairn India Ltd	989,084
146,261		Cipla Ltd	1,267,483
389,860		Coal India Ltd	1,676,490
14,733		Container Corp Of India Ltd	279,022
201,484		Dabur India Ltd	897,839
25,689	*	Divi S Laboratories Ltd	250,760
48,597		Dr Reddy’s Laboratories Ltd	1,971,840
5,873	*	Eicher Motors Ltd	2,377,026
172,489		GAIL India Ltd	1,136,026
49,643		Glenmark Pharmaceuticals Ltd	690,353
45,777		Godrej Consumer Products Ltd	1,239,173
74,124	*	Grasim Industries Ltd	1,330,817
81,742	*	Havells India Ltd	615,300
242,646		HCL Technologies Ltd	3,069,778
18,935		Hero Honda Motors Ltd	977,036
535,754		Hindalco Industries Ltd	1,657,835
293

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

284,038		Hindustan Lever Ltd	$4,127,466
217,193		Hindustan Petroleum Corp Ltd	1,810,384
654,567		Housing Development Finance Corp	15,627,772
529,508		ICICI Bank Ltd	2,283,273
475,338		Idea Cellular Ltd	635,084
451,423		IDFC Bank Ltd	460,996
129,072		Indiabulls Housing Finance Ltd	2,038,438
813,423		Infosys Technologies Ltd	11,622,857
1,508,540		ITC Ltd	6,513,611
342,330	*	JSW Steel Ltd	1,058,957
141,831		Larsen & Toubro Ltd	3,856,367
136,162		LIC Housing Finance Ltd	1,415,379
97,388		Lupin Ltd	2,024,249
112,750		Mahindra & Mahindra Financial Services Ltd	590,782
163,608		Mahindra & Mahindra Ltd	3,396,147
163,409		Marico Ltd	800,663
46,758		Maruti Suzuki India Ltd	4,739,165
155,212	*	Motherson Sumi Systems Ltd	967,588
323,508	*	Mundra Port and Special Economic Zone Ltd	1,648,034
8,934		Nestle India Ltd	929,996
664,169		NTPC Ltd	1,698,000
29,562	*	Piramal Healthcare Ltd	1,146,327
254,710		Power Finance Corp Ltd	632,888
591,303	*	Reliance Industries Ltd	12,814,521
484,894	*	Sesa Sterlite Ltd	1,833,511
3,466		Shree Cement Ltd	1,032,481
63,813		Shriram Transport Finance Co Ltd	1,030,120
29,598		Siemens India Ltd	603,655
709,299		State Bank of India	3,190,966
417,141		Sun Pharmaceutical Industries Ltd	4,160,546
209,713		Tata Consultancy Services Ltd	7,404,849
696,040		Tata Motors Ltd	4,965,744
444,917		Tata Power Co Ltd	583,085
114,171		Tata Steel Ltd	796,530
180,611		Tech Mahindra Ltd	1,170,978
107,947	*	Titan Industries Ltd	788,666
38,699		Ultra Tech Cement Ltd	2,556,332
146,386	*	United Phosphorus Ltd	1,834,226
28,278	*	United Spirits Ltd	823,491
262,632		Wipro Ltd	2,017,895
144,301		Yes Bank Ltd	3,657,777
240,128		ZEE Telefilms Ltd	1,966,243
		TOTAL INDIA	168,680,352

INDONESIA - 2.5%
7,349,000		Adaro Energy Tbk	977,257
4,804,200		Bank Rakyat Indonesia	4,640,378
864,400		Indofood CBP Sukses Makmur Tbk	568,278
585,800		PT AKR Corporindo Tbk	297,376
8,684,600		PT Astra International Tbk	5,820,347
5,364,400		PT Bank Central Asia Tbk	7,134,335
1,196,966		PT Bank Danamon Indonesia Tbk	436,076
4,007,571		PT Bank Mandiri Persero Tbk	3,507,068
294

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

2,953,793		PT Bank Negara Indonesia	$1,410,446
2,356,000		PT Bumi Serpong Damai	315,620
2,657,400		PT Charoen Pokphand Indonesia Tbk	636,003
1,795,675	*	PT Excelcomindo Pratama	431,813
202,800		PT Gudang Garam Tbk	1,008,636
3,584,400		PT Hanjaya Mandala Sampoerna Tbk	1,025,354
555,900		PT Indocement Tunggal Prakarsa Tbk	705,626
1,832,500		PT Indofood Sukses Makmur Tbk	1,148,428
1,305,970		PT Jasa Marga Tbk	454,410
8,322,800		PT Kalbe Farma Tbk	988,299
9,202,500		PT Lippo Karawaci Tbk	545,051
1,009,000		PT Matahari Department Store Tbk	1,102,544
1,577,800		PT Media Nusantara Citra Tbk	215,817
8,991,000		PT Pakuwon Jati Tbk	420,433
4,664,400		PT Perusahaan Gas Negara Persero Tbk	848,237
1,132,300		PT Semen Gresik Persero Tbk	748,295
3,857,800		PT Summarecon Agung Tbk	392,662
2,125,900		PT Surya Citra Media Tbk	454,899
21,691,100		PT Telekomunikasi Indonesia Persero Tbk	7,155,597
677,100		PT Unilever Indonesia Tbk	2,260,556
886,000		PT United Tractors Tbk	1,786,373
1,793,000		PT Waskita Karya Persero Tbk	321,032
1,121,400		Tower Bersama Infrastructure	491,978
		TOTAL INDONESIA	48,249,224

KOREA, REPUBLIC OF - 14.8%
14,091		Amorepacific Corp	3,613,682
3,527		Amorepacific Corp (Preference)	589,094
7,364		BGF retail Co Ltd	708,945
92,394		BS Financial Group, Inc	774,884
34,380	*,e	Celltrion, Inc	2,705,120
25,429		Cheil Communications, Inc	412,097
32,992		Cheil Industries, Inc	3,574,993
3,297		CJ CheilJedang Corp	988,685
5,758		CJ Corp	945,853
6,668		CJ E&M Corp	471,598
11,754		Daelim Industrial Co	829,125
44,028	*	Daewoo Engineering & Construction Co Ltd	282,328
18,314		Daewoo International Corp	385,894
158,218		Daewoo Securities Co Ltd	1,238,176
52,544		DGB Financial Group Co Ltd	537,132
20,907		Dongbu Insurance Co Ltd	1,248,461
12,877		Dongsuh Co, Inc	348,829
18,432		Doosan Heavy Industries and Construction Co Ltd	376,071
8,319		E-Mart Co Ltd	1,680,377
7,729		GLOVIS Co Ltd	984,279
18,269	*	GS Engineering & Construction Corp	501,477
29,197		GS Holdings Corp	1,519,707
9,811		GS Retail Co Ltd	457,761
125,640		Hana Financial Group, Inc	4,315,107
31,012		Hankook Tire Co Ltd	1,604,884
4,516	*	Hanmi Holdings Co Ltd	240,571
2,317		Hanmi Pharm Co Ltd	627,838
295

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

64,900		Hanon Systems	$482,239
3,847		Hanssem Co Ltd	743,713
46,278		Hanwha Chemical Corp	1,021,701
15,925		Hanwha Corp	558,684
6,568		Honam Petrochemical Corp	1,971,681
17,447		Hotel Shilla Co Ltd	778,243
255,825		Hynix Semiconductor, Inc	12,119,290
8,927		Hyosung Corp	1,127,497
5,144		Hyundai Department Store Co Ltd	488,542
24,071		Hyundai Development Co	944,776
26,981		Hyundai Engineering & Construction Co Ltd	1,149,287
17,457	*,m	Hyundai Heavy Industries	2,530,537
26,030		Hyundai Marine & Fire Insurance Co Ltd	838,295
29,704		Hyundai Mobis	5,792,890
67,686		Hyundai Motor Co	8,560,716
15,887		Hyundai Motor Co Ltd (2nd Preference)	1,385,975
8,514		Hyundai Motor Co Ltd (Preference)	690,322
34,190		Hyundai Steel Co	1,646,832
8,963		Hyundai Wia Corp	510,966
96,356		Industrial Bank of Korea	1,056,695
13,289		Kakao Corp	1,054,989
51,734		Kangwon Land, Inc	1,643,441
173,230		KB Financial Group, Inc	7,614,742
2,073		KCC Corp	619,553
10,866		KEPCO Plant Service & Engineering Co Ltd	547,802
114,981		Kia Motors Corp	3,519,680
28,105		Korea Aerospace Industries Ltd	1,575,266
111,468		Korea Electric Power Corp	4,443,143
2,508	*	Korea Express Co Ltd	366,594
11,459	*	Korea Gas Corp	469,356
13,711		Korea Investment Holdings Co Ltd	617,709
7,908		Korea Kumho Petrochemical	528,383
91,371		Korea Life Insurance Co Ltd	493,550
4,144		Korea Zinc Co Ltd	1,548,977
16,654	*	Korean Air Lines Co Ltd	447,935
9,181		KT Corp	259,765
50,671		KT&G Corp	4,518,774
20,111		LG Chem Ltd	4,837,261
2,995		LG Chem Ltd (Preference)	478,378
41,322		LG Corp	2,454,586
49,459		LG Electronics, Inc	3,002,340
4,096		LG Household & Health Care Ltd	3,114,821
788		LG Household & Health Care Ltd (Preference)	370,490
5,319		LG Innotek Co Ltd	614,239
76,539		LG Telecom Ltd	972,539
99,120		LG.Philips LCD Co Ltd	2,554,135
376		Lotte Chilsung Beverage Co Ltd	554,564
2,100		Lotte Confectionery Co Ltd	377,971
4,608		Lotte Shopping Co Ltd	1,062,663
12,354		Naver Corp	8,682,685
7,685		NCsoft	2,430,348
6,518		OCI Co LTD	451,588
1,589		Orion Corp	943,037
296

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

437		Ottogi Corp	$283,038
11,929		Pacific Corp	1,378,187
32,269		POSCO	7,618,160
8,250		S1 Corp (Korea)	707,386
6,921	*	Samsung Biologics Co Ltd	1,062,996
10,475		Samsung Card Co	367,287
21,968		Samsung Electro-Mechanics Co Ltd	1,409,336
42,574		Samsung Electronics Co Ltd	83,463,231
7,735		Samsung Electronics Co Ltd (Preference)	11,911,312
14,610		Samsung Fire & Marine Insurance Co Ltd	3,439,659
98,867	*	Samsung Heavy Industries Co Ltd	937,103
30,857		Samsung Life Insurance Co Ltd	2,966,575
24,448		Samsung SDI Co Ltd	2,951,443
14,975		Samsung SDS Co Ltd	1,808,253
27,956		Samsung Securities Co Ltd	848,818
14,025	*	Samsung Techwin Co Ltd	640,468
186,618		Shinhan Financial Group Co Ltd	7,791,563
2,948		Shinsegae Co Ltd	529,825
19,946		SK C&C Co Ltd	4,248,536
30,313		SK Energy Co Ltd	4,547,707
49,287		SK Networks Co Ltd	346,640
8,665		SK Telecom Co Ltd	1,829,057
23,289		S-Oil Corp	2,037,478
22,161		Woongjin Coway Co Ltd	1,954,121
117,515		Woori Bank	1,540,963
48,259		Woori Investment & Securities Co Ltd	558,945
3,861		Yuhan Corp	786,609
		TOTAL KOREA, REPUBLIC OF	287,497,849

MALAYSIA - 2.4%
491,000		AirAsia BHD	378,710
318,400		Alliance Financial Group BHD	302,702
668,800		AMMB Holdings BHD	844,046
593,000		Astro Malaysia Holdings BHD	368,832
169,493		Berjaya Sports Toto BHD	109,716
63,100		British American Tobacco Malaysia BHD	660,508
1,384,739		Bumiputra-Commerce Holdings BHD	1,829,907
1,210,596		Dialog Group BHD	543,439
1,499,200		Digi.Com BHD	1,775,141
377,000		Felda Global Ventures Holdings BHD	184,696
663,700		Gamuda BHD	805,546
960,275		Genting BHD	2,174,935
146,600		Genting Plantations BHD	385,665
196,700		HAP Seng Consolidated BHD	401,645
176,000		Hartalega Holdings BHD	198,498
267,387		Hong Leong Bank BHD	849,321
69,106		Hong Leong Credit BHD	268,421
1,620,900		IHH Healthcare BHD	2,307,570
1,066,600		IJM Corp BHD	859,963
1,032,300		IOI Corp BHD	1,090,944
501,041		IOI Properties Group Sdn BHD	238,921
179,200		Kuala Lumpur Kepong BHD	1,012,205
120,700		Lafarge Malayan Cement BHD	175,714
297

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,530,416		Malayan Banking BHD	$3,375,705
313,576		Malaysia Airports Holdings BHD	548,993
679,100		Maxis BHD	997,337
411,400		MISC BHD	692,638
1,063,400		Petronas Chemicals Group BHD	1,788,256
175,700		Petronas Dagangan BHD	973,818
327,700		Petronas Gas BHD	1,393,305
208,200		PPB Group BHD	810,546
1,223,240		Public Bank BHD	5,621,618
1,279,500		Resorts World BHD	1,729,240
265,670		RHB Capital BHD	336,388
2,280,900		Sapurakencana Petroleum BHD	1,048,412
995,265		Sime Darby BHD	2,140,717
397,465		Telekom Malaysia BHD	591,482
1,530,450		Tenaga Nasional BHD	4,913,726
1,153,308		TM International BHD	1,367,143
180,500	*	UMW Holdings BHD	257,798
307,800		Westports Holdings BHD	283,737
1,549,800		YTL Corp BHD	524,529
581,269		YTL Power International BHD	202,121
		TOTAL MALAYSIA	47,364,554

MEXICO - 3.6%
1,249,250		Alfa S.A. de C.V. (Class A)	1,716,742
14,572,470		America Movil S.A. de C.V. (Series L)	11,201,107
5,998,843	*	Cemex S.A. de C.V.	5,519,181
205,160		Coca-Cola Femsa S.A. de C.V.	1,491,082
77,800		El Puerto de Liverpool SAB de C.V.	600,199
154,325	*	Embotelladoras Arca SAB de C.V.	1,138,424
1,130,900		Fibra Uno Administracion S.A. de C.V.	1,975,219
800,337		Fomento Economico Mexicano S.A. de C.V.	7,202,300
375,886	e	Gentera SAB de C.V.	630,162
85,075		Gruma SAB de C.V.	1,136,035
147,728		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,519,244
83,470		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	1,583,891
696,520		Grupo Bimbo S.A. de C.V. (Series A)	1,704,925
198,598		Grupo Carso S.A. de C.V. (Series A1)	912,853
1,071,987		Grupo Financiero Banorte S.A. de C.V.	6,204,060
960,532		Grupo Financiero Inbursa S.A.	1,622,040
758,200		Grupo Financiero Santander Mexico SAB de C.V.	1,377,429
199,700	e	Grupo Lala SAB de C.V.	361,948
1,657,156		Grupo Mexico S.A. de C.V. (Series B)	4,874,131
1,072,726		Grupo Televisa S.A.	5,204,290
71,387		Industrias Penoles S.A. de C.V.	1,737,345
233,900		Infraestructura Energetica ,NV SAB de C.V.	1,092,637
600,242		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,281,137
521,823		Mexichem SAB de C.V.	1,428,931
281,300		OHL Mexico SAB de CV	345,475
94,325		Promotora y Operadora de Infraestructura SAB de C.V.	1,006,421
2,302,189		Wal-Mart de Mexico SAB de C.V.	5,197,436
		TOTAL MEXICO	70,064,644
298

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

PERU - 0.4%
88,622		Cia de Minas Buenaventura S.A. (ADR) (Series B)	$1,064,350
28,290		Credicorp Ltd (NY)	4,347,041
46,702		Southern Copper Corp (NY)	1,651,850
		TOTAL PERU	7,063,241

PHILIPPINES - 1.2%
709,400		Aboitiz Equity Ventures, Inc	1,091,104
750,800		Aboitiz Power Corp	638,873
648,600		Alliance Global Group, Inc	192,135
107,528		Ayala Corp	1,864,426
3,401,900		Ayala Land, Inc	2,404,032
911,869		Banco de Oro Universal Bank	2,189,489
226,990		Bank of the Philippine Islands	476,104
1,227,500		DMCI Holdings, Inc	315,870
12,040		Globe Telecom, Inc	500,733
39,520		GT Capital Holdings, Inc	996,992
180,030		International Container Term Services, Inc	320,496
1,278,680		JG Summit Holdings (Series B)	2,155,258
208,320		Jollibee Foods Corp	875,285
3,150,900		Megaworld Corp	256,085
5,260,800		Metro Pacific Investments Corp	692,747
366,672		Metropolitan Bank & Trust	619,466
40,555		PLDT, Inc	1,439,430
4,138,100		PNOC Energy Development Corp	499,561
475,000	*	Robinsons Land Corp	244,058
48,690		Security Bank Corp	207,760
88,080		SM Investments Corp	1,283,550
3,717,275		SM Prime Holdings	2,217,254
357,100		Universal Robina	1,228,879
		TOTAL PHILIPPINES	22,709,587

POLAND - 1.3%
36,388	*	Alior Bank S.A.	699,843
8,150		Bank Handlowy w Warszawie S.A.	157,356
216,854	*	Bank Millennium S.A.	386,840
64,183		Bank Pekao S.A.	2,326,005
12,753		Bank Zachodni WBK S.A.	1,170,300
4,389	*	BRE Bank S.A.	489,809
9,919		CCC S.A.	573,645
64,284	*	Cyfrowy Polsat S.A.	402,212
26,188		Eurocash S.A.	232,230
78,204	*	Grupa Lotos S.A.	1,218,292
17,116	*	Jastrzebska Spolka Weglowa S.A.	345,479
67,064		KGHM Polska Miedz S.A.	2,124,454
519		LPP S.A.	928,506
1,032,441		Polish Oil & Gas Co	1,760,414
348,557		Polska Grupa Energetyczna S.A.	1,035,303
154,528		Polski Koncern Naftowy Orlen S.A.	4,618,159
372,535	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	3,391,767
223,066		Powszechny Zaklad Ubezpieczen S.A.	2,461,228
95,708		Synthos S.A.	132,923
303,984	*	Tauron Polska Energia S.A.	257,813
212,799		Telekomunikacja Polska S.A.	253,788
299

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

13,692		Zaklady Azotowe w Tarnowie-Moscicach S.A.	$241,495
		TOTAL POLAND	25,207,861

QATAR - 0.7%
46,925	*	Barwa Real Estate Co	438,624
81,619	*	Commercial Bank of Qatar QSC	671,323
50,893	*	Doha Bank QSC	436,872
309,724	*	Ezdan Holding Group QSC	1,301,397
67,444	*	Industries Qatar QSC	1,931,521
157,267	*	Masraf Al Rayan	1,807,493
27,725	*	Ooredoo QSC	790,337
9,966	*	Qatar Electricity & Water Co	569,282
177,402	*	Qatar Gas Transport Co Ltd	970,260
56,304	*	Qatar Insurance Co SAQ	1,097,845
24,337	*	Qatar Islamic Bank SAQ	675,044
99,613		Qatar National Bank	3,933,203
		TOTAL QATAR	14,623,201

ROMANIA - 0.1%
98,176		New Europe Property Investments plc	1,076,180
		TOTAL ROMANIA	1,076,180

RUSSIA - 3.7%
102,510		AFK Sistema (GDR)	862,109
2,436,647		Gazprom OAO (ADR)	11,568,101
32,928		Gazpromneft OAO (ADR)	579,395
192,706		LUKOIL PJSC (ADR)	9,565,278
133,818		Magnit OAO (GDR)	4,680,489
233,806		MMC Norilsk Nickel PJSC (ADR)	3,591,684
246,349		Mobile TeleSystems (ADR)	2,542,322
43,156		NovaTek OAO (GDR)	5,224,785
56,233		PhosAgro OAO (ADR)	829,418
600,833		Rosneft Oil Co (GDR)	3,324,287
69,382		Rostelecom (ADR)	545,392
729,325		RusHydro PJSC (ADR)	1,111,472
1,190,439		Sberbank of Russian Federation (ADR)	14,192,196
108,023		Severstal (GDR)	1,475,538
719,613		Surgutneftegaz (ADR)	3,520,840
113,659		Tatneft PAO (ADR)	4,448,680
1,325,227		VTB Bank OJSC (GDR)	3,064,074
		TOTAL RUSSIA	71,126,060

SOUTH AFRICA - 6.7%
28,198	*	Anglo American Platinum Ltd	696,308
187,832		AngloGold Ashanti Ltd	2,151,037
158,498		Aspen Pharmacare Holdings Ltd	3,287,470
182,700		Barclays Africa Group Ltd	2,006,592
143,092		Bid Corp Ltd	3,031,411
132,468		Bidvest Group Ltd	1,581,144
138,112	*,e	Brait S.A.	881,340
15,072	e	Capitec Bank Holdings Ltd	860,569
92,038	e	Coronation Fund Managers Ltd	436,631
145,649		Discovery Holdings Ltd	1,458,220
300

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

112,977	e	Exxaro Resources Ltd	$961,137
1,461,849		FirstRand Ltd	5,453,893
283,172		Fortress Income Fund Ltd	710,325
431,936		Fortress Income Fund Ltd (A Shares)	566,595
82,221		Foschini Ltd	981,691
380,123		Gold Fields Ltd	1,245,857
120,662		Gold Reef Resorts Ltd	227,311
864,997		Growthpoint Properties Ltd	1,657,763
87,240		Hyprop Investments Ltd	805,830
287,698	*	Impala Platinum Holdings Ltd	923,167
59,528		Imperial Holdings Ltd	752,883
94,730		Investec Ltd	710,823
40,805		Liberty Holdings Ltd	329,030
517,522		Life Healthcare Group Holdings Pte Ltd	1,113,947
45,598		Massmart Holdings Ltd	440,941
414,362		Metropolitan Holdings Ltd	722,760
46,803	e	Mondi Ltd	1,213,518
103,781		Mr Price Group Ltd	1,219,936
732,130		MTN Group Ltd	6,923,988
191,643		Naspers Ltd (N Shares)	36,441,199
83,062		Nedbank Group Ltd	1,400,412
415,600		Network Healthcare Holdings Ltd	824,678
147,313		Pick’n Pay Stores Ltd	699,918
54,532		Pioneer Foods Ltd	672,726
37,394		PSG Group Ltd	708,810
251,717		Rand Merchant Investment Holdings Ltd	790,331
2,099,137		Redefine Properties Ltd	1,727,748
227,820		Remgro Ltd	3,781,857
116,880		Resilient REIT Ltd	1,018,278
304,852		RMB Holdings Ltd	1,398,159
605,327		Sanlam Ltd	3,214,579
211,304		Sappi Ltd	1,569,232
249,215		Sasol Ltd	7,637,157
186,093		Shoprite Holdings Ltd	2,919,443
362,077		Sibanye Gold Ltd	727,574
77,630	e	Spar Group Ltd	1,046,321
555,642		Standard Bank Group Ltd	6,170,173
1,309,381		Steinhoff International Holdings NV	6,660,945
91,536		Telkom S.A. Ltd	512,211
72,058		Tiger Brands Ltd	2,176,284
176,836		Truworths International Ltd	1,145,041
152,900	e	Vodacom Group Pty Ltd	1,729,274
423,346		Woolworths Holdings Ltd	2,294,789
		TOTAL SOUTH AFRICA	130,619,256

TAIWAN - 12.1%
1,163,912		Acer, Inc	549,354
2,881,838		Advanced Semiconductor Engineering, Inc	3,611,774
121,850		Advantech Co Ltd	985,008
1,038,512		Asia Cement Corp	1,025,355
721,000	*	Asia Pacific Telecom Co Ltd	232,287
304,500		Asustek Computer, Inc	2,991,523
3,568,000		AU Optronics Corp	1,482,886
301

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

59,000		Casetek Holdings Ltd	$174,871
279,000		Catcher Technology Co Ltd	2,865,149
3,599,270		Cathay Financial Holding Co Ltd	5,768,235
409,518		Chailease Holding Co Ltd	1,043,331
1,826,154		Chang Hwa Commercial Bank	1,058,430
822,490		Cheng Shin Rubber Industry Co Ltd	1,697,375
180,065		Chicony Electronics Co Ltd	475,131
912,000		China Airlines	282,521
5,254,754		China Development Financial Holding Corp	1,449,518
1,458,346		China Life Insurance Co Ltd (Taiwan)	1,357,881
5,079,850		China Steel Corp	4,071,062
7,672,908		Chinatrust Financial Holding Co	4,791,465
1,716,600		Chunghwa Telecom Co Ltd	5,806,680
1,771,000		Compal Electronics, Inc	1,185,555
841,929		Delta Electronics, Inc	4,739,000
3,392,130		E.Sun Financial Holding Co Ltd	2,050,309
78,742		Eclat Textile Co Ltd	861,195
721,315		Eva Airways Corp	354,617
524,491	*	Evergreen Marine Corp Tawain Ltd	231,297
1,189,852		Far Eastern Textile Co Ltd	1,001,138
705,000		Far EasTone Telecommunications Co Ltd	1,736,097
122,662		Feng TAY Enterprise Co Ltd	471,347
4,029,727		First Financial Holding Co Ltd	2,457,573
1,395,270		Formosa Chemicals & Fibre Corp	4,290,436
644,000		Formosa Petrochemical Corp	2,251,053
1,825,600		Formosa Plastics Corp	5,485,656
234,000		Formosa Taffeta Co Ltd	244,238
349,512		Foxconn Technology Co Ltd	1,064,940
2,940,812		Fubon Financial Holding Co Ltd	4,603,614
4,212,112		Fuhwa Financial Holdings Co Ltd	1,800,964
107,000		Giant Manufacturing Co Ltd	646,593
265,500	*	High Tech Computer Corp	637,078
265,290		Highwealth Construction Corp	447,206
85,975		Hiwin Technologies Corp	547,840
6,810,141		Hon Hai Precision Industry Co, Ltd	22,290,690
91,000		Hotai Motor Co Ltd	1,048,747
2,947,255		Hua Nan Financial Holdings Co Ltd	1,650,362
3,940,061		InnoLux Display Corp	1,838,989
1,051,060		Inventec Co Ltd	781,567
43,000		Largan Precision Co Ltd	7,140,987
817,778		Lite-On Technology Corp	1,426,494
661,961		MediaTek, Inc	4,758,252
4,817,046		Mega Financial Holding Co Ltd	3,867,110
75,000		Merida Industry Co Ltd	402,482
262,000		Micro-Star International Co Ltd	524,771
2,137,860		Nan Ya Plastics Corp	5,149,530
272,000		Nanya Technology Corp	433,381
56,000		Nien Made Enterprise Co Ltd	566,446
247,000		Novatek Microelectronics Corp Ltd	949,181
49,000	*	OBI Pharma, Inc	460,530
831,000		Pegatron Technology Corp	2,447,361
50,000		Phison Electronics Corp	470,669
883,000		Pou Chen Corp	1,236,249
302

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

238,000		Powertech Technology, Inc	$746,660
257,000		President Chain Store Corp	2,236,510
1,139,000		Quanta Computer, Inc	2,359,623
183,085		Realtek Semiconductor Corp	619,148
335,111	*	Ruentex Development Co Ltd	408,936
196,730		Ruentex Industries Ltd	316,297
2,932,093	*	Shin Kong Financial Holding Co Ltd	781,425
922,169		Siliconware Precision Industries Co	1,494,408
3,745,800	*	SinoPac Financial Holdings Co Ltd	1,144,519
133,017		Standard Foods Corp	328,257
526,050	*	Synnex Technology International Corp	569,999
70,000	*	TaiMed Biologics, Inc	420,762
3,127,294		Taishin Financial Holdings Co Ltd	1,289,452
990,236		Taiwan Business Bank	273,634
1,469,914		Taiwan Cement Corp	1,709,683
3,662,627		Taiwan Cooperative Financial Holding	1,863,108
361,000		Taiwan Fertilizer Co Ltd	488,018
727,200		Taiwan Mobile Co Ltd	2,684,950
10,662,000		Taiwan Semiconductor Manufacturing Co Ltd	68,683,481
791,000		Teco Electric and Machinery Co Ltd	783,354
77,000		Transcend Information, Inc	262,802
2,117,569		Uni-President Enterprises Corp	3,909,020
5,248,000		United Microelectronics Corp	2,097,842
358,000		Vanguard International Semiconductor Corp	682,771
1,007,476		Wistron Corp	951,152
541,500		WPG Holdings Co Ltd	686,431
255,000		Yulon Motor Co Ltd	230,698
148,127		Zhen Ding Technology Holding Ltd	346,372
		TOTAL TAIWAN	234,640,692

THAILAND - 2.2%
455,500		Advanced Info Service PCL (Foreign)	2,302,410
1,812,300		Airports of Thailand PCL	2,108,331
94,700		Bangkok Bank PCL (Foreign)	511,597
1,417,400		Bangkok Dusit Medical Services PCL	831,268
2,700,000		Bangkok Expressway & Metro PCL	561,480
1,218,900		Banpu PCL (Foreign)	676,655
273,300		BEC World PCL (Foreign)	147,751
466,400		Berli Jucker PCL	586,817
1,644,900		BTS Group Holdings PCL (Foreign)	403,869
140,600		Bumrungrad Hospital PCL (Foreign)	712,707
461,700		Central Pattana PCL (Foreign)	800,042
1,106,900		Charoen Pokphand Foods PCL	854,906
2,119,900		CP Seven Eleven PCL (Foreign)	3,739,473
130,200		Delta Electronics Thai PCL	346,215
52,000		Electricity Generating PCL	330,694
509,100		Energy Absolute PCL (Foreign)	396,832
211,800		Glow Energy PCL (Foreign)	501,839
1,481,926		Home Product Center PCL (Foreign)	415,332
528,278		Indorama Ventures PCL (Foreign)	560,146
6,194,600		IRPC PCL (Foreign)	1,001,703
771,700		Kasikornbank PCL (Foreign)	4,123,302
110,200		KCE Electronics PCL	338,925
303

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,447,950		Krung Thai Bank PCL (Foreign)	$827,846
800,170		Minor International PCL (Foreign)	861,056
629,784		PTT Exploration & Production PCL (Foreign)	1,767,132
921,741		PTT Global Chemical PCL (Foreign)	1,995,124
459,600		PTT PCL (Foreign)	5,159,560
203,000		Robinson Department Store PCL	366,651
172,450		Siam Cement PCL (Foreign)	2,661,134
745,600		Siam Commercial Bank PCL (Foreign)	3,356,623
484,900		Thai Oil PCL (Foreign)	1,092,631
666,000		Thai Union Group PCL	409,973
3,120,700	m	TMB Bank PCL (Foreign)	205,489
5,286,748		True Corp PCL	999,528
		TOTAL THAILAND	41,955,041

TURKEY - 1.1%
950,355		Akbank TAS	2,543,681
75,143		Anadolu Efes Biracilik Ve Malt Sanayii AS	423,506
98,084		Arcelik AS	653,919
91,348		BIM Birlesik Magazalar AS	1,492,148
40,123		Coca-Cola Icecek AS	408,101
798,927		Emlak Konut Gayrimenkul Yatiri	663,298
440,037		Eregli Demir ve Celik Fabrikalari TAS	806,062
21,083		Ford Otomotiv Sanayi AS	234,330
398,343		Haci Omer Sabanci Holding AS	1,186,391
239,956		KOC Holding AS	1,127,743
358,286		Petkim Petrokimya Holding	495,168
83,385		TAV Havalimanlari Holding AS	347,299
35,268		Tofas Turk Otomobil Fabrik	293,655
76,223		Tupras Turkiye Petrol Rafine	1,920,040
341,522	*	Turk Hava Yollari	582,468
171,538		Turk Sise ve Cam Fabrikalari AS	215,336
178,558		Turk Telekomunikasyon AS	320,598
323,121	*	Turkcell Iletisim Hizmet AS	1,130,515
1,016,385		Turkiye Garanti Bankasi AS	2,743,683
239,561	*	Turkiye Halk Bankasi AS	794,258
643,834		Turkiye Is Bankasi (Series C)	1,270,628
227,268		Turkiye Vakiflar Bankasi Tao	388,229
56,816		Ulker Biskuvi Sanayi AS	322,730
409,675	*	Yapi ve Kredi Bankasi	496,960
		TOTAL TURKEY	20,860,746

UNITED ARAB EMIRATES - 0.7%
792,345	*	Abu Dhabi Commercial Bank PJSC	1,492,782
1,166,017		Aldar Properties PJSC	678,802
74,246		DP World Ltd	1,517,588
528,628	*	Dubai Islamic Bank PJSC	844,823
936,289	*	Dubai Parks & Resorts PJSC	245,833
735,021	*	Emaar Malls Group PJSC	514,397
1,530,791		Emaar Properties PJSC	2,989,373
763,434		Emirates Telecommunications Group Co PJSC	3,626,987
769,618	*	National Bank of Abu Dhabi PJSC	2,304,873
		TOTAL UNITED ARAB EMIRATES	14,215,458
304

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

UNITED STATES - 1.1%
322,667		iShares Core MSCI Emerging Markets ETF	$15,713,883
4,583		iShares MSCI Emerging Markets	183,595
177,746	*	Yum China Holdings, Inc	6,064,693
		TOTAL UNITED STATES	21,962,171

		TOTAL COMMON STOCKS	1,929,697,277
		(Cost $1,773,464,012)

PREFERRED STOCKS - 0.3%

BRAZIL - 0.3%
1,672,706		ITAUSA Investimentos Itau PR	5,211,973
		TOTAL BRAZIL	5,211,973

INDIA - 0.0%
10,463,000	*,m	Cairn India Ltd	124,627
		TOTAL INDIA	124,627

PHILIPPINES - 0.0%
307,700	*,m	Ayala Land, Inc (Preferred B)	616
		TOTAL PHILIPPINES	616

		TOTAL PREFERRED STOCKS	5,337,216
		(Cost $4,937,725)

RIGHTS / WARRANTS - 0.0%

CHINA - 0.0%
7,997	m	Bank of Communications Co Ltd	0
		TOTAL CHINA	0

INDIA - 0.0%
158,766		Tata Motors Ltd (DVR)	690,241
		TOTAL INDIA	690,241

QATAR - 0.0%
10,178	m	Doha Bank QSC	17,491
		TOTAL QATAR	17,491

		TOTAL RIGHTS / WARRANTS	707,732
		(Cost $711,957)
305

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 0.9%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
17,428,285	c	State Street Navigator Securities Lending Government Money Market Portfolio	$17,428,285
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	17,428,285

		TOTAL SHORT-TERM INVESTMENTS	17,428,285
		(Cost $17,428,285)
		TOTAL INVESTMENTS - 100.8%	1,953,170,510
		(Cost $1,796,541,979)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%	(15,648,084)
		NET ASSETS - 100.0%	$1,937,522,426

Abbreviation(s):
ADR American Depositary Receipt
DVR Differential Voting Rights
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $16,036,835.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2017, the aggregate value of these securities amounted to $5,602,299 or 0.3% of net assets.
m	Indicates a security that has been deemed illiquid.
306

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2017

SECTOR	VALUE	% OF NET ASSETS
INFORMATION TECHNOLOGY	$485,713,880	25.1%
FINANCIALS	461,876,883	23.8
CONSUMER DISCRETIONARY	201,665,329	10.4
ENERGY	143,497,027	7.4
CONSUMER STAPLES	132,770,452	6.9
MATERIALS	132,645,922	6.9
INDUSTRIALS	109,070,557	5.6
TELECOMMUNICATION SERVICES	107,420,144	5.5
UTILITIES	68,431,073	3.5
REAL ESTATE	47,817,822	2.5
HEALTH CARE	44,833,136	2.3
SHORT-TERM INVESTMENTS	17,428,285	0.9
OTHER ASSETS & LIABILITIES, NET	(15,648,084)	(0.8)

NET ASSETS	$1,937,522,426	100.0%
307

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUSTRALIA - 7.3%
474,842		AGL Energy Ltd	$9,506,734
1,744,882		Alumina Ltd	2,395,316
849,146		Amcor Ltd	9,984,490
2,176,512		AMP Ltd	8,720,571
795,645		APA Group	5,456,604
388,892		Aristocrat Leisure Ltd	5,715,028
1,312,964		AusNet Services	1,719,538
2,098,794		Australia & New Zealand Banking Group Ltd	51,376,333
145,931		Australian Stock Exchange Ltd	5,532,202
268,236		Bank of Queensland Ltd	2,399,939
340,102		Bendigo Bank Ltd	3,129,856
2,304,076		BHP Billiton Ltd	41,021,616
1,515,499		BHP Billiton plc	23,104,075
829,278		Boral Ltd	3,822,594
1,136,317		Brambles Ltd	8,792,919
186,125		Caltex Australia Ltd	4,154,547
407,610		Challenger Financial Services Group Ltd	4,025,920
68,784		CIMIC Group Ltd	1,906,200
434,490		Coca-Cola Amatil Ltd	3,045,085
42,442		Cochlear Ltd	4,442,844
1,232,403		Commonwealth Bank of Australia	80,493,055
328,322		Computershare Ltd	3,619,440
264,441		Crown Resorts Ltd	2,472,611
327,297		CSL Ltd	32,454,786
670,137		Dexus Property Group	5,117,128
43,487	e	Domino’s Pizza Enterprises Ltd	1,988,659
1,691,418		DUET Group (ASE Exchange)	3,822,032
39,648	e	Flight Centre Travel Group Ltd	932,587
1,158,373		Fortescue Metals Group Ltd	4,591,386
1,315,417		GPT Group (ASE)	5,167,061
384,290	e	Harvey Norman Holdings Ltd	1,205,380
1,202,204		Healthscope Ltd	1,985,486
1,193,026		Incitec Pivot Ltd	3,380,025
1,722,789		Insurance Australia Group Ltd	7,996,977
384,053		Lend Lease Corp Ltd	4,610,807
1,321,196		Macquarie Goodman Group	8,021,905
219,940		Macquarie Group Ltd	15,278,531
2,065,233		Medibank Pvt Ltd	4,495,933
2,750,418		Mirvac Group	4,671,587
1,903,734		National Australia Bank Ltd	48,320,836
540,891		Newcrest Mining Ltd	8,677,694
968,455		Oil Search Ltd	5,225,724
265,021		Orica Ltd	3,671,739
1,259,352	*	Origin Energy Ltd	6,776,921
308

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

344,430		Qantas Airways Ltd	$1,091,797
985,389		QBE Insurance Group Ltd	9,467,390
1,450,963		QR National Ltd	5,595,131
103,501		Ramsay Health Care Ltd	5,549,938
40,396		REA Group Ltd	1,855,163
1,335,222	*	Santos Ltd	3,466,368
3,872,426		Scentre Group	12,494,388
247,557		Seek Ltd	3,153,422
287,338		Sonic Healthcare Ltd	4,750,090
3,820,817		South32 Ltd	7,917,866
1,780,291		Stockland Trust Group	6,461,290
912,755		Suncorp-Metway Ltd	9,409,263
817,926		Sydney Airport	4,224,491
610,421		Tabcorp Holdings Ltd	2,168,690
1,099,201		Tattersall’s Ltd	3,536,154
3,023,133		Telstra Corp Ltd	9,551,798
238,758		TPG Telecom Ltd	1,053,433
1,491,818		Transurban Group (ASE)	13,629,085
521,774		Treasury Wine Estates Ltd	4,684,674
2,435,463		Vicinity Centres	5,249,441
366,612	e	Vocus Communications Ltd	924,212
801,577		Wesfarmers Ltd	25,802,401
1,409,500		Westfield Corp	9,585,264
2,403,137		Westpac Banking Corp	62,997,653
544,734		Woodside Petroleum Ltd	13,112,548
935,529		Woolworths Ltd	18,805,685
		TOTAL AUSTRALIA	711,768,336

AUSTRIA - 0.2%
50,646		Andritz AG.	2,798,552
215,919		Erste Bank der Oesterreichischen Sparkassen AG.	7,730,721
69,565	*,e,m	Immoeast AG.	0
108,285		OMV AG.	4,987,727
97,495	*	Raiffeisen International Bank Holding AG.	2,222,517
80,429		Voestalpine AG.	3,353,032
		TOTAL AUSTRIA	21,092,549

BELGIUM - 1.2%
139,953		Ageas	5,730,492
543,676	e	Anheuser-Busch InBev S.A.	61,310,519
110,083	e	Proximus plc	3,366,770
51,661		Colruyt S.A.	2,654,658
56,055	e	Groupe Bruxelles Lambert S.A.	5,376,698
179,055		KBC Groep NV	12,939,744
52,321		Solvay S.A.	6,654,760
36,541	*	Telenet Group Holding NV	2,220,258
94,048		UCB S.A.	7,340,350
66,254	e	Umicore	3,881,633
		TOTAL BELGIUM	111,475,882

CANADA - 0.0%
1	*	International Petroleum Corp	2
		TOTAL CANADA	2
309

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

CHILE - 0.0%
284,758		Antofagasta plc	$3,089,551
		TOTAL CHILE	3,089,551

CHINA - 0.0%
1,263,900		Yangzijiang Shipbuilding	1,038,486
		TOTAL CHINA	1,038,486

DENMARK - 1.7%
2,662		AP Moller - Maersk AS (Class A)	4,416,239
4,695		AP Moller - Maersk AS (Class B)	8,099,035
75,653		Carlsberg AS (Class B)	7,548,846
74,488		Christian Hansen Holding	5,018,552
88,205	e	Coloplast AS	7,552,621
492,538		Danske Bank AS	17,907,956
108,259	g	DONG Energy A.S.	4,262,910
134,300		DSV AS	7,478,555
41,284	*	Genmab AS	8,214,472
115,694		ISS A.S.	4,799,014
1,376,589		Novo Nordisk AS	53,600,046
169,987		Novozymes AS	7,338,866
78,591		Pandora AS	8,490,197
562,304		TDC AS	3,016,461
79,015		Tryg A.S.	1,516,043
159,071		Vestas Wind Systems AS	13,687,508
97,519	*	William Demant Holding A.S.	2,231,986
		TOTAL DENMARK	165,179,307

FINLAND - 1.0%
98,240		Elisa Oyj (Series A)	3,340,843
314,221		Fortum Oyj	4,568,852
238,055		Kone Oyj (Class B)	10,896,342
79,882		Metso Oyj	2,860,891
90,654		Neste Oil Oyj	3,694,077
4,228,301		Nokia Oyj (Turquoise)	24,172,538
82,995		Nokian Renkaat Oyj	3,567,190
74,652		Orion Oyj (Class B)	4,278,271
319,534		Sampo Oyj (A Shares)	15,292,124
395,492		Stora Enso Oyj (R Shares)	4,693,655
386,369		UPM-Kymmene Oyj	10,179,537
106,170		Wartsila Oyj (B Shares)	6,456,671
		TOTAL FINLAND	94,000,991

FRANCE - 10.1%
120,828	e	Accor S.A.	5,509,655
23,208		Aeroports de Paris	3,095,593
278,121	e	Air Liquide	33,509,738
106,129	*	Alstom RGPT	3,368,572
48,370		Arkema	5,121,560
63,343		Atos Origin S.A.	8,296,997
1,397,729	e	AXA S.A.	37,291,586
763,176		BNP Paribas	53,862,812
310

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

607,779		Bollore	$2,473,009
147,306	*,e	Bouygues S.A.	6,191,841
200,553		Bureau Veritas S.A.	4,646,883
114,467		Cap Gemini S.A.	11,460,660
418,219		Carrefour S.A.	9,849,572
39,042	e	Casino Guichard Perrachon S.A.	2,351,286
38,847		Christian Dior S.A.	10,654,347
124,530	e	CNP Assurances	2,601,278
356,446		Compagnie de Saint-Gobain	19,232,695
814,207		Credit Agricole S.A.	12,110,378
1,826		Dassault Aviation S.A.	2,495,309
94,675		Dassault Systemes S.A.	8,446,979
148,709		Edenred	3,809,428
40,917		Eiffage S.A.	3,465,869
312,260		Electricite de France	2,606,671
148,852		Essilor International S.A.	19,290,167
27,273		Eurazeo	1,848,586
416,357		European Aeronautic Defence and Space Co	33,680,199
122,122		Eutelsat Communications	2,889,342
26,811		Fonciere Des Regions	2,392,850
1,432,233		France Telecom S.A.	22,167,152
1,144,575	e	Gaz de France	16,138,554
30,862		Gecina S.A.	4,389,453
419,046		Groupe Danone	29,327,320
337,707		Groupe Eurotunnel S.A.	3,709,950
18,673	e	Hermes International	8,926,996
28,808		Icade	2,139,212
19,937		Iliad S.A.	4,839,185
24,803		Imerys S.A.	2,133,828
41,385		Ingenico	3,747,286
60,658		JC Decaux S.A.	2,141,200
54,630		Kering	16,933,009
159,583		Klepierre	6,263,614
81,791	e	Lagardere S.C.A.	2,503,653
196,435		Legrand S.A.	12,715,420
182,416	e	L’Oreal S.A.	36,328,068
200,369	e	LVMH Moet Hennessy Louis Vuitton S.A.	49,464,843
130,155		Michelin (C.G.D.E.) (Class B)	17,024,410
678,076		Natixis	4,718,857
61,095	*	Numericable-SFR SAS	2,000,200
149,311		Pernod-Ricard S.A.	18,686,512
355,065	*	Peugeot S.A.	7,444,153
134,454		Publicis Groupe S.A.	9,707,047
15,501		Remy Cointreau S.A.	1,563,690
138,098		Renault S.A.	12,877,794
217,491		Rexel S.A.	3,884,027
222,193		Safran S.A.	18,396,429
833,044	e	Sanofi-Aventis	78,717,478
403,682		Schneider Electric S.A.	31,973,916
116,047		SCOR SE	4,590,466
15,582		SEB S.A.	2,509,227
22,370		Societe BIC S.A.	2,513,885
552,747		Societe Generale	30,308,588
311

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

63,925		Sodexho Alliance S.A.	$8,124,334
235,325	e	Suez Environnement S.A.	3,865,632
75,667		Thales S.A.	7,953,086
1,632,242		Total S.A.	83,788,198
72,232		Unibail-Rodamco	17,735,961
171,665		Valeo S.A.	12,353,025
346,798	e	Veolia Environnement	6,599,693
360,407	e	Vinci S.A.	30,720,552
724,913	*,e	Vivendi Universal S.A.	14,378,797
19,691		Wendel	2,760,296
145,685		Zodiac S.A.	3,536,578
		TOTAL FRANCE	975,155,436

GERMANY - 9.4%
135,820		Adidas-Salomon AG.	27,230,346
329,644		Allianz AG.	62,756,833
35,354	*,e	Axel Springer AG.	1,983,612
660,704		BASF SE	64,365,078
593,357		Bayer AG.	73,417,878
237,812		Bayerische Motoren Werke AG.	22,720,976
38,783		Bayerische Motoren Werke AG. (Preference)	3,189,408
74,969		Beiersdorf AG.	7,455,762
109,327		Brenntag AG.	6,481,093
763,926	*	Commerzbank AG.	7,489,180
78,195		Continental AG.	17,515,466
69,051	g	Covestro AG.	5,381,237
691,606		Daimler AG. (Registered)	51,534,525
334,386		Deutsche Annington Immobilien SE	12,106,170
1,484,379	*	Deutsche Bank AG.	26,690,332
137,220		Deutsche Boerse AG.	13,431,005
168,352		Deutsche Lufthansa AG.	2,904,447
693,881		Deutsche Post AG.	24,940,719
2,328,864		Deutsche Telekom AG.	40,850,123
245,717		Deutsche Wohnen AG.	8,401,931
1,577,612		E.ON AG.	12,298,093
113,053		Evonik Industries AG.	3,774,837
28,674	e	Fraport AG. Frankfurt Airport Services Worldwide	2,255,883
151,026		Fresenius Medical Care AG.	13,406,464
294,437		Fresenius SE	23,887,748
48,242		Fuchs Petrolub AG. (Preference)	2,488,286
137,200		GEA Group AG.	5,832,695
41,836		Hannover Rueckversicherung AG.	5,018,821
106,853		HeidelbergCement AG.	9,892,175
76,804		Henkel KGaA	8,959,245
130,139		Henkel KGaA (Preference)	17,707,182
13,891		Hochtief AG.	2,501,670
47,269		Hugo Boss AG.	3,594,490
814,731		Infineon Technologies AG.	16,840,115
104,375	g	Innogy SE	3,837,228
135,335	e	K&S AG.	3,228,862
66,640		Lanxess AG.	4,811,836
132,217		Linde AG.	23,757,865
27,758		MAN AG.	2,916,429
312

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

92,117		Merck KGaA	$10,821,131
128,048		Metro AG.	4,213,973
115,134	*	Muenchener Rueckver AG.	22,073,399
63,893		Osram Licht AG.	4,280,154
109,942		Porsche AG.	6,434,382
173,063		ProSiebenSat. Media AG.	7,346,459
346,012	*	RWE AG.	5,731,077
704,324		SAP AG.	70,549,287
115,538	*	Schaeffler AG.	1,992,748
550,847		Siemens AG.	79,015,074
92,764		Symrise AG.	6,494,258
569,304		Telefonica Deutschland Holding AG.	2,760,402
264,275		ThyssenKrupp AG.	6,297,818
346,564		TUI AG. (DI)	5,041,842
92,993		United Internet AG.	4,280,114
22,962		Volkswagen AG.	3,702,509
133,219		Volkswagen AG. (Preference)	21,148,077
61,899	*,g	Zalando SE	2,730,499
		TOTAL GERMANY	912,769,248

HONG KONG - 3.4%
8,643,800		AIA Group Ltd	59,827,501
174,900		ASM Pacific Technology	2,603,820
857,334		Bank of East Asia Ltd	3,545,297
2,655,500		BOC Hong Kong Holdings Ltd	10,912,872
899,000	e	Cathay Pacific Airways Ltd	1,293,859
476,000		Cheung Kong Infrastructure Holdings Ltd	4,167,199
1,931,836		Cheung Kong Property Holdings Ltd	13,830,419
1,964,336		CK Hutchison Holdings Ltd	24,529,223
1,202,000		CLP Holdings Ltd	12,676,545
1,367,750		First Pacific Co	1,053,196
1,701,000		Galaxy Entertainment Group Ltd	9,449,829
618,000		Hang Lung Group Ltd	2,577,011
1,591,000		Hang Lung Properties Ltd	4,168,703
537,500		Hang Seng Bank Ltd	10,887,543
759,142		Henderson Land Development Co Ltd	4,805,714
2,057,500	e,g	HK Electric Investments & HK Electric Investments Ltd	1,819,176
2,814,640		HKT Trust and HKT Ltd	3,600,464
5,623,273		Hong Kong & China Gas Ltd	11,234,619
1,014,500		Hong Kong Electric Holdings Ltd	9,124,515
843,343		Hong Kong Exchanges and Clearing Ltd	20,741,217
831,600		Hongkong Land Holdings Ltd	6,409,129
3,743,400		Hutchison Port Holdings Trust	1,515,433
444,792		Hysan Development Co Ltd	2,097,688
176,300		Jardine Matheson Holdings Ltd	11,345,410
156,400		Jardine Strategic Holdings Ltd	6,608,820
458,623		Kerry Properties Ltd	1,714,472
4,278,600		Li & Fung Ltd	1,791,606
1,578,491		Link REIT	11,346,148
136,300		Melco Crown Entertainment Ltd (ADR)	2,991,785
1,109,608		MTR Corp	6,383,765
3,987,787		New World Development Co Ltd	4,958,845
1,068,642		NWS Holdings Ltd	2,006,854
313

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

3,074,959		PCCW Ltd	$1,736,042
1,739,200		Sands China Ltd	7,877,077
896,192		Shangri-La Asia Ltd	1,282,634
2,156,068		Sino Land Co	3,648,611
1,379,000		SJM Holdings Ltd	1,336,859
1,030,186		Sun Hung Kai Properties Ltd	15,437,335
403,000		Swire Pacific Ltd (Class A)	3,886,065
812,200		Swire Properties Ltd	2,722,940
986,000		Techtronic Industries Co	4,230,298
5,686,000	g	WH Group Ltd	5,072,781
979,762		Wharf Holdings Ltd	8,353,478
584,000		Wheelock & Co Ltd	4,549,014
571,500		Yue Yuen Industrial Holdings	2,259,300
		TOTAL HONG KONG	334,411,111

IRELAND - 0.6%
111,237	*	AerCap Holdings NV	5,118,014
19,420,257	*	Bank of Ireland	4,888,800
597,939		CRH plc	21,779,382
67,097	*,m	Irish Bank Resolution Corp Ltd	0
330,857		James Hardie Industries NV	5,598,216
114,005		Kerry Group plc (Class A)	9,316,405
57,523		Paddy Power plc	6,401,987
40,148	*	Ryanair Holdings plc	695,322
13,977	*	Ryanair Holdings plc (ADR)	1,284,906
		TOTAL IRELAND	55,083,032

ISRAEL - 0.6%
30,241		Azrieli Group	1,608,623
753,506		Bank Hapoalim Ltd	4,699,097
1,021,712	*	Bank Leumi Le-Israel	4,778,201
1,445,155		Bezeq Israeli Telecommunication Corp Ltd	2,428,043
94,177	*	Check Point Software Technologies	9,795,350
16,606		Elbit Systems Ltd	1,977,013
31,695		Frutarom Industries Ltd	1,863,063
384,761		Israel Chemicals Ltd	1,658,066
95,643		Mizrahi Tefahot Bank Ltd	1,542,860
43,657		Nice Systems Ltd	2,948,993
655,414		Teva Pharmaceutical Industries Ltd (ADR)	20,697,974
		TOTAL ISRAEL	53,997,283

ITALY - 1.9%
839,688		Assicurazioni Generali S.p.A.	13,300,668
305,474		Autostrade S.p.A.	7,746,561
9,114,876		Banca Intesa S.p.A.	26,607,224
665,844		Banca Intesa S.p.A. RSP	1,823,139
5,373,351		Enel S.p.A.	25,545,895
1,819,239	e	ENI S.p.A.	28,218,234
88,670		Ferrari NV	6,670,309
288,145	*	Finmeccanica S.p.A.	4,528,098
810,577		Fondiaria-Sai S.p.A	1,861,976
126,330		Luxottica Group S.p.A.	7,303,223
406,218		Mediobanca S.p.A.	3,906,419
314

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

407,205	g	Poste Italiane S.p.A	$2,788,479
137,933		Prysmian S.p.A.	3,980,564
4,456,181	*	Saipem S.p.A.	1,918,114
1,800,382		Snam Rete Gas S.p.A.	7,954,206
4,620,853		Telecom Italia RSP	3,297,709
8,236,733	*	Telecom Italia S.p.A.	7,310,857
1,113,158		Terna Rete Elettrica Nazionale S.p.A.	5,612,351
1,365,470	*	UniCredit S.p.A	22,233,246
		TOTAL ITALY	182,607,272

JAPAN - 22.8%
25,500		ABC-Mart, Inc	1,417,537
279,400	*	Acom Co Ltd	1,241,032
462,200		Aeon Co Ltd	6,850,217
85,000		AEON Financial Service Co Ltd	1,633,516
79,700		Aeon Mall Co Ltd	1,355,428
103,200		Air Water, Inc	1,987,727
137,500		Aisin Seiki Co Ltd	6,734,359
392,800		Ajinomoto Co, Inc	7,654,191
137,400		Alfresa Holdings Corp	2,481,119
799,000		All Nippon Airways Co Ltd	2,406,804
135,700		Alps Electric Co Ltd	3,988,591
240,400		Amada Co Ltd	2,858,194
817,000		Aozora Bank Ltd	2,976,912
272,400		Asahi Breweries Ltd	10,292,281
725,000		Asahi Glass Co Ltd	6,281,802
906,000		Asahi Kasei Corp	8,639,256
674,500		Ashikaga Holdings Co Ltd	2,646,626
121,100		Asics Corp	2,143,300
1,560,800		Astellas Pharma, Inc	20,582,443
211,000		Bank of Kyoto Ltd	1,671,045
46,300		Benesse Holdings Inc	1,397,207
1,091		BLife Investment Corp	2,758,229
467,000		Bridgestone Corp	19,479,154
169,800		Brother Industries Ltd	3,493,739
59,200		Calbee, Inc	2,069,718
765,800		Canon, Inc	25,415,351
166,000		Casio Computer Co Ltd	2,339,520
101,600		Central Japan Railway Co	17,039,192
503,000		Chiba Bank Ltd	3,369,619
455,600		Chubu Electric Power Co, Inc	6,117,312
162,358		Chugai Pharmaceutical Co Ltd	5,769,244
121,100		Chugoku Bank Ltd	1,799,060
204,600		Chugoku Electric Power Co, Inc	2,230,430
88,800		Coca-Cola West Japan Co Ltd	2,647,785
832,600		Concordia Financial Group Ltd	3,829,791
104,200		Credit Saison Co Ltd	1,898,688
76,800	*,e	CYBERDYNE, Inc	1,085,073
368,000		Dai Nippon Printing Co Ltd	4,096,814
197,800		Daicel Chemical Industries Ltd	2,270,671
784,400		Dai-ichi Mutual Life Insurance Co	13,366,177
426,200		Daiichi Sankyo Co Ltd	9,471,798
168,300		Daikin Industries Ltd	16,362,716
315

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

48,700		Daito Trust Construction Co Ltd	$7,166,354
405,000		Daiwa House Industry Co Ltd	12,040,230
1,194,000		Daiwa Securities Group, Inc	7,263,546
75,900		Dena Co Ltd	1,627,088
341,500		Denso Corp	14,738,333
155,200		Dentsu, Inc	8,760,590
82,600		Don Quijote Co Ltd	3,009,442
237,700		East Japan Railway Co	21,331,821
185,700		Eisai Co Ltd	9,764,031
106,700		Electric Power Development Co	2,475,252
62,000		FamilyMart Co Ltd	3,504,667
139,100		Fanuc Ltd	28,320,210
38,100		Fast Retailing Co Ltd	12,444,145
400,000		Fuji Electric Holdings Co Ltd	2,192,512
441,800		Fuji Heavy Industries Ltd	16,749,557
309,000		Fujifilm Holdings Corp	11,468,419
1,333,000		Fujitsu Ltd	8,321,009
555,000		Fukuoka Financial Group, Inc	2,531,843
289,300		Hachijuni Bank Ltd	1,708,417
149,500		Hakuhodo DY Holdings, Inc	1,822,278
99,100		Hamamatsu Photonics KK	2,914,136
177,900		Hankyu Hanshin Holdings, Inc	5,876,644
15,100		Hikari Tsushin, Inc	1,450,244
184,500		Hino Motors Ltd	2,314,974
22,300		Hirose Electric Co Ltd	2,997,127
349,000		Hiroshima Bank Ltd	1,506,600
44,400		Hisamitsu Pharmaceutical Co, Inc	2,273,016
75,300		Hitachi Chemical Co Ltd	2,156,526
78,300		Hitachi Construction Machinery Co Ltd	2,018,558
49,600		Hitachi High-Technologies Corp	1,979,988
3,468,000		Hitachi Ltd	19,158,507
153,100		Hitachi Metals Ltd	2,144,059
119,300	e	Hokuriku Electric Power Co	1,102,648
1,171,200		Honda Motor Co Ltd	34,088,545
38,600		Hoshizaki Electric Co Ltd	3,220,501
277,300		Hoya Corp	13,252,938
68,500		Idemitsu Kosan Co Ltd	2,190,076
103,700		Iida Group Holdings Co Ltd	1,651,501
682,800		Inpex Holdings, Inc	6,542,880
237,380		Isetan Mitsukoshi Holdings Ltd	2,593,897
1,046,000	*	Ishikawajima-Harima Heavy Industries Co Ltd	3,542,166
426,200		Isuzu Motors Ltd	5,792,943
1,077,900		Itochu Corp	15,252,253
173,300		J Front Retailing Co Ltd	2,498,116
84,700		Japan Airlines Co Ltd	2,674,943
35,300		Japan Airport Terminal Co Ltd	1,226,179
280,900		Japan Post Bank Co Ltd	3,498,649
318,400		Japan Post Holdings Co Ltd	3,950,755
613		Japan Prime Realty Investment Corp	2,301,457
952		Japan Real Estate Investment Corp	5,013,094
1,830		Japan Retail Fund Investment Corp	3,575,031
786,800		Japan Tobacco, Inc	26,181,353
375,400		JFE Holdings, Inc	6,403,045
316

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

146,400		JGC Corp	$2,556,446
135,800		JSR Corp	2,481,824
160,100		JTEKT Corp	2,525,412
2,212,450		JX Holdings, Inc	9,982,645
635,000		Kajima Corp	4,311,788
107,600		Kakaku.com, Inc	1,552,819
161,000		Kamigumi Co Ltd	1,463,035
196,000		Kaneka Corp	1,545,427
503,500	*	Kansai Electric Power Co, Inc	6,804,385
151,700		Kansai Paint Co Ltd	3,358,071
361,900		Kao Corp	19,970,960
1,003,000		Kawasaki Heavy Industries Ltd	3,036,693
1,316,400		KDDI Corp	34,903,095
393,000		Keihan Electric Railway Co Ltd	2,472,404
325,000		Keihin Electric Express Railway Co Ltd	3,730,630
439,000		Keio Corp	3,515,710
95,100		Keisei Electric Railway Co Ltd	2,263,303
69,900		Keyence Corp	28,100,781
108,800		Kikkoman Corp	3,348,395
1,369,000		Kintetsu Corp	4,999,297
591,000		Kirin Brewery Co Ltd	11,505,429
232,600	*	Kobe Steel Ltd	2,066,430
80,000		Koito Manufacturing Co Ltd	4,133,843
665,300		Komatsu Ltd	17,777,831
67,100		Konami Corp	2,793,193
320,500		Konica Minolta Holdings, Inc	2,837,265
21,200		Kose Corp	2,014,105
759,200		Kubota Corp	11,959,525
249,500		Kuraray Co Ltd	4,026,709
82,300		Kurita Water Industries Ltd	2,125,221
229,600		Kyocera Corp	13,003,413
186,300		Kyowa Hakko Kogyo Co Ltd	3,200,814
301,600	e	Kyushu Electric Power Co, Inc	3,253,314
245,900		Kyushu Financial Group, Inc	1,533,214
37,300		Lawson, Inc	2,474,823
33,900	*,e	LINE Corp	1,169,656
171,800		Lion Corp	3,104,427
188,000		LIXIL Group Corp	4,698,646
144,700		M3, Inc	3,699,125
34,900		Mabuchi Motor Co Ltd	1,970,122
158,300		Makita Corp	5,648,094
1,197,500		Marubeni Corp	7,381,071
145,900		Marui Co Ltd	1,998,152
39,100		Maruichi Steel Tube Ltd	1,108,766
1,584,000		Matsushita Electric Industrial Co Ltd	18,941,858
427,800		Mazda Motor Corp	6,319,577
46,400		McDonald’s Holdings Co Japan Ltd	1,430,079
119,000		Mediceo Paltac Holdings Co Ltd	1,971,589
83,400		MEIJI Holdings Co Ltd	7,089,402
273,400		Minebea Co Ltd	3,955,247
45,200		Miraca Holdings, Inc	2,083,997
194,800		MISUMI Group, Inc	3,690,495
989,400		Mitsubishi Chemical Holdings Corp	7,744,217
317

TIAA-CREF FUNDS - International Equity Index Fund

SHARES	COMPANY	VALUE

1,085,500	Mitsubishi Corp	$23,425,174
1,391,700	Mitsubishi Electric Corp	19,423,148
898,000	Mitsubishi Estate Co Ltd	17,194,722
143,400	Mitsubishi Gas Chemical Co, Inc	3,066,343
2,300,000	Mitsubishi Heavy Industries Ltd	9,215,793
81,000	Mitsubishi Logistics Corp	1,047,943
79,700	Mitsubishi Materials Corp	2,373,209
480,199	Mitsubishi Motors Corp	3,075,454
9,187,680	Mitsubishi UFJ Financial Group, Inc	58,218,589
324,100	Mitsubishi UFJ Lease & Finance Co Ltd	1,693,703
1,220,100	Mitsui & Co Ltd	17,228,537
661,000	Mitsui Chemicals, Inc	3,382,136
640,100	Mitsui Fudosan Co Ltd	14,083,644
832,000	Mitsui OSK Lines Ltd	2,547,257
366,700	Mitsui Sumitomo Insurance Group Holdings, Inc	11,955,913
238,100	Mitsui Trust Holdings, Inc	8,156,287
32,700	Mixi Inc	1,814,006
17,368,507	Mizuho Financial Group, Inc	31,748,396
137,400	Murata Manufacturing Co Ltd	18,456,322
79,200	Nabtesco Corp	2,245,349
703,000	Nagoya Railroad Co Ltd	3,229,492
142,100	Namco Bandai Holdings, Inc	4,460,034
1,840,000	NEC Corp	4,575,123
123,500	Nexon Co Ltd	2,101,890
185,100	NGK Insulators Ltd	3,960,435
127,488	NGK Spark Plug Co Ltd	2,764,881
170,500	Nidec Corp	15,644,027
240,800	Nikon Corp	3,437,519
81,300	Nintendo Co Ltd	20,574,217
1,019	Nippon Building Fund, Inc	5,420,650
299,000	Nippon Electric Glass Co Ltd	1,854,499
577,000	Nippon Express Co Ltd	3,167,428
121,000	Nippon Meat Packers, Inc	3,448,858
116,700	Nippon Paint Co Ltd	4,476,418
1,139	Nippon ProLogis REIT, Inc	2,406,882
577,900	Nippon Steel Corp	13,014,608
490,600	Nippon Telegraph & Telephone Corp	21,024,972
1,147,000	Nippon Yusen Kabushiki Kaisha	2,306,111
85,700	Nissan Chemical Industries Ltd	2,658,015
1,688,500	Nissan Motor Co Ltd	16,083,924
156,500	Nisshin Seifun Group, Inc	2,404,574
46,800	Nissin Food Products Co Ltd	2,679,863
57,300	Nitori Co Ltd	7,455,435
118,400	Nitto Denko Corp	8,915,600
256,500	NKSJ Holdings, Inc	9,693,263
67,300	NOK Corp	1,604,120
2,631,300	Nomura Holdings, Inc	15,813,133
87,500	Nomura Real Estate Holdings, Inc	1,479,995
2,917	Nomura Real Estate Master Fund, Inc	4,204,320
90,800	Nomura Research Institute Ltd	3,161,742
317,600	NSK Ltd	4,343,196
94,200	NTT Data Corp	4,374,139
995,100	NTT DoCoMo, Inc	24,078,498
318

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

459,000		Obayashi Corp	$4,456,375
51,800		Obic Co Ltd	2,798,526
223,300		Odakyu Electric Railway Co Ltd	4,334,885
574,000		OJI Paper Co Ltd	2,778,160
205,800		Olympus Corp	7,935,198
138,400		Omron Corp	5,794,432
303,700		Ono Pharmaceutical Co Ltd	6,264,341
26,700		Oracle Corp Japan	1,538,305
160,400		Oriental Land Co Ltd	9,212,463
954,200		ORIX Corp	14,582,775
1,395,000		Osaka Gas Co Ltd	5,221,801
368,900		Osaka Securities Exchange Co Ltd	5,172,634
36,800		Otsuka Corp	1,971,196
280,500		Otsuka Holdings KK	12,919,516
82,500		Park24 Co Ltd	2,128,653
65,200		Pola Orbis Holdings, Inc	1,505,651
669,400		Rakuten, Inc	6,857,364
265,400		Recruit Holdings Co Ltd	13,413,933
1,604,400		Resona Holdings, Inc	8,919,165
468,700		Ricoh Co Ltd	3,906,806
26,600		Rinnai Corp	2,212,003
64,300		Rohm Co Ltd	4,515,655
16,900		Ryohin Keikaku Co Ltd	3,810,935
40,200		Sankyo Co Ltd	1,401,990
267,500		Santen Pharmaceutical Co Ltd	3,763,908
153,240		SBI Holdings, Inc	2,125,769
154,000		Secom Co Ltd	11,183,939
129,700		Sega Sammy Holdings, Inc	1,741,415
134,400		Seibu Holdings, Inc	2,347,969
201,600		Seiko Epson Corp	4,129,427
293,200		Sekisui Chemical Co Ltd	4,920,961
426,400		Sekisui House Ltd	7,083,273
534,900		Seven & I Holdings Co Ltd	22,590,948
450,600	e	Seven Bank Ltd	1,513,415
1,077,000	*,e	Sharp Corp	3,905,783
167,400		Shimadzu Corp	2,841,758
15,400		Shimamura Co Ltd	2,107,670
52,400		Shimano, Inc	8,019,500
390,000		Shimizu Corp	3,740,073
280,400		Shin-Etsu Chemical Co Ltd	24,371,702
1,284,000		Shinsei Bank Ltd	2,397,297
213,300		Shionogi & Co Ltd	10,984,490
268,600		Shiseido Co Ltd	7,276,533
377,000		Shizuoka Bank Ltd	3,182,121
207,100		Shoei Co Ltd	1,953,110
131,500		Showa Shell Sekiyu KK	1,269,996
41,000		SMC Corp	11,556,414
593,800		Softbank Corp	45,041,314
52,700		Sohgo Security Services Co Ltd	2,300,793
907,300		Sony Corp	31,133,380
126,500		Sony Financial Holdings, Inc	2,104,038
106,100		Stanley Electric Co Ltd	3,106,834
127,400		Start Today Co Ltd	2,718,496
319

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,130,009		Sumitomo Chemical Co Ltd	$6,377,209
858,900		Sumitomo Corp	11,477,766
112,600		Sumitomo Dainippon Pharma Co Ltd	1,849,247
541,200		Sumitomo Electric Industries Ltd	8,838,848
399,000		Sumitomo Heavy Industries Ltd	2,783,454
355,000		Sumitomo Metal Mining Co Ltd	4,807,226
969,500		Sumitomo Mitsui Financial Group, Inc	35,998,129
252,000		Sumitomo Realty & Development Co Ltd	6,807,918
119,000		Sumitomo Rubber Industries, Inc	2,141,841
55,200		Sundrug Co Ltd	1,935,917
104,700		Suntory Beverage & Food Ltd	4,717,189
123,200		Suruga Bank Ltd	2,575,690
53,600		Suzuken Co Ltd	1,773,670
248,600		Suzuki Motor Corp	10,392,211
110,600		Sysmex Corp	6,736,381
424,600		T&D Holdings, Inc	6,313,609
866,000		Taiheiyo Cement Corp	2,877,869
725,000		Taisei Corp	5,528,411
28,500		Taisho Pharmaceutical Holdings Co Ltd	2,345,004
94,100		Taiyo Nippon Sanso Corp	1,124,887
210,000		Takashimaya Co Ltd	1,933,682
508,000		Takeda Pharmaceutical Co Ltd	24,370,579
154,600		Tanabe Seiyaku Co Ltd	3,140,367
88,300		TDK Corp	5,470,673
131,500		Teijin Ltd	2,547,862
252,200		Terumo Corp	9,209,972
86,500		THK Co Ltd	2,231,099
723,000		Tobu Railway Co Ltd	3,666,891
79,100		Toho Co Ltd	2,270,399
281,000		Toho Gas Co Ltd	2,008,575
313,900		Tohoku Electric Power Co, Inc	4,184,868
490,800		Tokio Marine Holdings, Inc	20,693,875
1,059,100	*	Tokyo Electric Power Co, Inc	4,114,116
112,700		Tokyo Electron Ltd	13,681,056
1,384,000		Tokyo Gas Co Ltd	6,425,774
143,900		Tokyo Tatemono Co Ltd	1,965,969
777,000		Tokyu Corp	5,565,313
356,900		Tokyu Fudosan Holdings Corp	1,949,141
361,000		Toppan Printing Co Ltd	3,634,113
1,032,400		Toray Industries, Inc	9,137,140
2,895,000	*,e	Toshiba Corp	5,839,706
100,100		Toto Ltd	3,819,043
113,400		Toyo Seikan Kaisha Ltd	1,901,825
66,700		Toyo Suisan Kaisha Ltd	2,505,100
45,700		Toyoda Gosei Co Ltd	1,214,532
115,300		Toyota Industries Corp	5,743,592
1,872,100		Toyota Motor Corp	101,319,464
153,300		Toyota Tsusho Corp	4,840,137
79,300		Trend Micro, Inc	3,489,099
27,100		Tsuruha Holdings, Inc	2,743,260
293,200		Uni-Charm Corp	7,130,385
2,132		United Urban Investment Corp	3,222,624
152,500		USS Co Ltd	2,697,858
320

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

116,500		West Japan Railway Co	$7,784,395
1,005,900		Yahoo! Japan Corp	4,308,489
61,100		Yakult Honsha Co Ltd	3,482,467
435,300	e	Yamada Denki Co Ltd	2,286,020
138,000		Yamaguchi Financial Group, Inc	1,528,968
117,100		Yamaha Corp	3,247,920
200,900		Yamaha Motor Co Ltd	4,771,080
247,100		Yamato Transport Co Ltd	5,339,574
98,600		Yamazaki Baking Co Ltd	2,081,122
183,200		Yaskawa Electric Corp	3,501,681
164,400		Yokogawa Electric Corp	2,540,848
79,900		Yokohama Rubber Co Ltd	1,568,877
		TOTAL JAPAN	2,213,112,410

JERSEY, C.I. - 0.1%
66,276		Randgold Resources Ltd	5,830,052
		TOTAL JERSEY, C.I.	5,830,052

JORDAN - 0.0%
100,207	e	Hikma Pharmaceuticals plc	2,514,316
		TOTAL JORDAN	2,514,316

LUXEMBOURG - 0.3%
1,338,059	*	ArcelorMittal	10,514,924
7,798		Eurofins Scientific	3,840,722
45,736	e	Millicom International Cellular S.A.	2,505,980
30,677		RTL Group	2,377,616
266,864		SES Global S.A.	5,832,741
339,980		Tenaris S.A.	5,311,133
		TOTAL LUXEMBOURG	30,383,116

MACAU - 0.0%
688,800		MGM China Holdings Ltd	1,566,874
1,128,800	*	Wynn Macau Ltd	2,474,385
		TOTAL MACAU	4,041,259

MEXICO - 0.0%
158,696		Fresnillo plc	2,983,827
		TOTAL MEXICO	2,983,827

NETHERLANDS - 4.2%

202,445	g	ABN AMRO Group NV (ADR)	5,314,834
1,278,620		Aegon NV	6,525,892
181,088		Akzo Nobel NV	15,838,336
265,498	*	Altice NV (Class A)	6,596,616
78,889	*	Altice NV (Class B)	1,962,152
268,505	e	ASML Holding NV	35,504,205
70,571		Boskalis Westminster	2,595,800
127,860		DSM NV	9,149,432
77,835		EXOR NV	4,368,973
59,259		Gemalto NV	3,317,706
75,127		Heineken Holding NV	6,295,969
321

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

165,222		Heineken NV	$14,736,685
2,792,455		ING Groep NV	45,515,692
919,695		Koninklijke Ahold Delhaize NV	19,051,709
678,224		Koninklijke Philips Electronics NV	23,420,751
56,484	e	Koninklijke Vopak NV	2,549,018
226,337		NN Group NV	7,504,136
211,189	*	NXP Semiconductors NV	22,333,237
84,161		Randstad Holdings NV	5,017,505
3,139,225		Royal Dutch Shell plc (A Shares)	81,520,715
2,691,386		Royal Dutch Shell plc (B Shares)	71,609,597
2,534,103		Royal KPN NV	7,326,134
211,896		Wolters Kluwer NV	8,991,630
		TOTAL NETHERLANDS	407,046,724

NEW ZEALAND - 0.2%
662,704		Auckland International Airport Ltd	3,140,290
496,950		Contact Energy Ltd	1,777,672
485,028		Fletcher Building Ltd	2,846,321
947,330	*	Meridian Energy Ltd	1,800,699
496,991		Mighty River Power Ltd	1,097,067
281,234		Ryman Healthcare Ltd	1,665,725
1,375,051		Telecom Corp of New Zealand Ltd	3,484,705
		TOTAL NEW ZEALAND	15,812,479

NORWAY - 0.6%
702,523	e	DNB NOR Holding ASA	10,963,794
160,732		Gjensidige Forsikring BA	2,469,267
967,298		Norsk Hydro ASA	5,512,287
564,491	*,e	Orkla ASA	5,121,559
270,686		PAN Fish ASA	4,503,704
56,867		Schibsted ASA	1,413,396
62,868		Schibsted ASA (B Shares)	1,408,040
811,093		Statoil ASA	13,357,799
527,443		Telenor ASA	8,520,111
125,547		Yara International ASA	4,668,462
		TOTAL NORWAY	57,938,419

PORTUGAL - 0.1%
1,646,442		Energias de Portugal S.A.	5,433,622
360,012		Galp Energia SGPS S.A.	5,594,939
175,643	e	Jeronimo Martins SGPS S.A.	3,223,220
		TOTAL PORTUGAL	14,251,781

SINGAPORE - 1.2%
1,675,808		Ascendas REIT	3,071,420
1,601,600		CapitaCommercial Trust	1,861,376
1,780,500		CapitaLand Ltd	4,784,101
1,797,030		CapitaMall Trust	2,533,988
286,000		City Developments Ltd	2,206,990
1,585,500		ComfortDelgro Corp Ltd	3,106,646
1,284,281		DBS Group Holdings Ltd	17,736,434
4,252,500		Genting Singapore plc	3,388,136
1,884,400		Global Logistic Properties	3,882,212
322

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

4,527,847		Golden Agri-Resources Ltd	$1,164,828
68,709		Jardine Cycle & Carriage Ltd	2,325,151
1,043,800		Keppel Corp Ltd	4,853,168
2,257,791		Oversea-Chinese Banking Corp	15,812,877
692,560		SembCorp Industries Ltd	1,500,578
394,133		Singapore Airlines Ltd	2,887,324
467,900		Singapore Airport Terminal Services Ltd	1,706,196
615,700		Singapore Exchange Ltd	3,262,537
1,186,500	e	Singapore Press Holdings Ltd	2,944,495
1,091,600		Singapore Technologies Engineering Ltd	2,961,187
5,970,503		Singapore Telecommunications Ltd	15,984,705
430,000	e	StarHub Ltd	857,449
1,904,200		Suntec Real Estate Investment Trust	2,411,387
946,434	e	United Overseas Bank Ltd	14,735,701
335,023		UOL Group Ltd	1,735,234
1,334,400		Wilmar International Ltd	3,389,471
		TOTAL SINGAPORE	121,103,591

SOUTH AFRICA - 0.1%
267,478	e	Mediclinic International plc	2,843,636
472,782		Investec plc	3,502,596
262,673		Mondi plc	6,795,725
		TOTAL SOUTH AFRICA	13,141,957

SPAIN - 3.3%
454,682		Abertis Infraestructuras S.A. (Continuous)	7,993,133
167,763		ACS Actividades Construccion y Servicios S.A.	6,215,712
46,783	g	Aena S.A.	8,248,419
320,824		Amadeus IT Holding S.A.	17,314,628
4,801,130		Banco Bilbao Vizcaya Argentaria S.A.	38,464,824
3,831,233		Banco de Sabadell S.A.	7,369,004
2,344,306	*,e	Banco Popular Espanol S.A.	1,640,379
10,504,542	e	Banco Santander S.A.	68,457,278
3,294,113		Bankia S.A.	3,999,604
467,912		Bankinter S.A.	4,119,010
2,599,544		CaixaBank S.A.	11,803,076
778,615		Corp Mapfre S.A.	2,715,859
440,360		Distribuidora Internacional de Alimentacion S.A.	2,618,290
170,057		Enagas	4,468,672
220,266		Endesa S.A.	5,187,956
361,715		Ferrovial S.A.	7,694,609
242,850		Gas Natural SDG S.A.	5,487,806
214,264		Grifols S.A.	5,751,002
3,898,467		Iberdrola S.A.	28,025,166
791,331	e	Industria De Diseno Textil S.A.	30,324,738
316,660		Red Electrica Corp S.A.	6,171,426
810,329		Repsol YPF S.A.	12,789,693
3,238,541		Telefonica S.A.	35,818,090
153,111		Zardoya Otis S.A.	1,416,931
		TOTAL SPAIN	324,095,305

SWEDEN - 2.9%
207,591	e	Alfa Laval AB	4,253,890
323

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

719,918	e	Assa Abloy AB	$15,582,524
484,846	e	Atlas Copco AB (A Shares)	18,111,443
282,608		Atlas Copco AB (B Shares)	9,391,092
202,802	e	Boliden AB	5,793,707
170,079		Electrolux AB (Series B)	5,047,447
2,222,213		Ericsson (LM) (B Shares)	14,437,335
146,918		Getinge AB (B Shares)	2,869,755
690,652		Hennes & Mauritz AB (B Shares)	17,100,886
181,628	e	Hexagon AB (B Shares)	7,904,602
290,557		Husqvarna AB (B Shares)	2,888,416
63,662		ICA Gruppen AB	2,172,540
116,797		Industrivarden AB	2,716,093
162,758		Investment AB Kinnevik (B Shares)	4,343,335
327,122		Investor AB (B Shares)	14,946,646
26,469		Lundbergs AB (B Shares)	1,916,505
134,384	*	Lundin Petroleum AB	2,562,537
2,190,856		Nordea Bank AB	26,944,928
768,598	e	Sandvik AB	12,322,223
218,422		Securitas AB (B Shares)	3,610,168
1,089,300		Skandinaviska Enskilda Banken AB (Class A)	12,543,657
240,537		Skanska AB (B Shares)	5,749,229
281,528		SKF AB (B Shares)	6,178,176
427,845		Svenska Cellulosa AB (B Shares)	14,164,792
1,088,552		Svenska Handelsbanken AB	15,444,307
649,451		Swedbank AB (A Shares)	15,392,007
130,800		Swedish Match AB	4,313,327
259,100		Tele2 AB (B Shares)	2,607,499
1,928,080		TeliaSonera AB	7,849,870
1,116,525		Volvo AB (B Shares)	18,233,809
		TOTAL SWEDEN	277,392,745

SWITZERLAND - 9.2%
1,336,957		ABB Ltd	32,761,129
556		Actelion Ltd	148,530
69,546	*	Actelion Ltd	19,693,051
114,136		Adecco S.A.	8,480,511
61,684	e	Aryzta AG.	2,002,622
34,455		Baloise Holding AG.	5,052,327
1,713		Barry Callebaut AG.	2,352,542
373,429		Cie Financiere Richemont S.A.	31,203,159
125,937		Coca-Cola HBC AG.	3,493,877
1,421,793		Credit Suisse Group	21,683,714
26,377	*	Dufry Group	4,322,050
5,800		EMS-Chemie Holding AG.	3,634,356
3,059	e	Galenica AG.	3,323,838
27,151		Geberit AG.	12,367,483
6,780		Givaudan S.A.	13,063,095
8,812,252	*	Glencore Xstrata plc	34,633,369
325,562		Holcim Ltd	18,462,105
160,764		Julius Baer Group Ltd	8,383,306
40,697		Kuehne & Nagel International AG.	6,154,822
772		Lindt & Spruengli AG.	4,341,045
77		Lindt & Spruengli AG. (Registered)	5,119,084
324

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

40,972	*	Lonza Group AG.	$8,383,279
2,239,728		Nestle S.A.	172,504,884
1,598,497		Novartis AG.	123,060,396
23,790		Pargesa Holding S.A.	1,778,741
12,037	*,e	Partners Group	7,276,442
39,420		Phonak Holding AG.	5,829,016
503,315		Roche Holding AG.	131,699,560
28,233		Schindler Holding AG.	5,769,160
15,745		Schindler Holding AG. (Registered)	3,127,597
4,023		SGS S.A.	9,059,025
1,530		Sika AG.	9,765,015
474,313		STMicroelectronics NV	7,614,461
21,809		Swatch Group AG.	8,725,095
34,275		Swatch Group AG. (Registered)	2,659,015
23,040		Swiss Life Holding	7,498,089
54,028		Swiss Prime Site AG.	4,683,880
229,471		Swiss Re Ltd	19,959,227
19,168		Swisscom AG.	8,358,826
67,126		Syngenta AG.	31,195,693
2,623,042		UBS AG.	44,777,520
179,623		Wolseley plc	11,416,316
107,771		Zurich Financial Services AG.	29,824,358
		TOTAL SWITZERLAND	895,641,610

UNITED KINGDOM - 16.0%
698,875		3i Group plc	7,182,356
731,246		Aberdeen Asset Management plc	2,642,215
161,506		Admiral Group plc	4,205,725
1,009,787	*	Anglo American plc (London)	14,457,573
360,976		Ashtead Group plc	7,615,123
256,409		Associated British Foods plc	9,335,595
907,309		AstraZeneca plc	54,338,150
681,420	g	Auto Trader Group plc	3,539,199
2,917,680		Aviva plc	19,841,405
175,568		Babcock International Group	2,045,193
2,271,126		BAE Systems plc	18,446,018
12,208,752		Barclays plc	33,432,504
712,055		Barratt Developments plc	5,342,975
95,034		Berkeley Group Holdings plc	4,008,293
13,597,217		BP plc	77,838,741
1,337,099		British American Tobacco plc	90,338,795
716,912		British Land Co plc	6,096,012
6,101,847		BT Group plc	24,071,443
249,390		Bunzl plc	7,774,504
316,706		Burberry Group plc	6,618,606
472,056		Capita Group plc	3,402,446
3,858,189		Centrica plc	9,886,409
729,884		CNH Industrial NV	8,048,835
1,514,711	e	Cobham plc	2,599,455
161,153		Coca-Cola European Partners plc	6,098,152
1,166,187		Compass Group plc	23,546,232
90,921	*	Croda International plc	4,431,781
61,526		DCC plc	5,681,063
325

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,798,395		Diageo plc	$52,346,159
955,197		Direct Line Insurance Group plc	4,316,427
109,342		easyJet plc	1,653,942
682,354		Experian Group Ltd	14,679,313
662,610	*	Fiat DaimlerChrysler Automobiles NV	7,526,255
1,219,465		GKN plc	5,667,167
3,494,224		GlaxoSmithKline plc	70,331,195
1,097,374		Group 4 Securicor plc	4,333,010
601,639		Hammerson plc	4,577,495
180,292		Hargreaves Lansdown plc	3,218,744
14,246,136		HSBC Holdings plc	117,478,155
188,373		IMI plc	3,119,784
681,053		Imperial Tobacco Group plc	33,353,422
330,487	e	Inmarsat plc	3,495,193
134,755	*	InterContinental Hotels Group plc	7,142,295
608,892		International Consolidated Airlines Group S.A.	4,412,610
112,050		Intertek Group plc	5,897,326
696,638		Intu Properties plc	2,488,117
2,529,632		ITV plc	6,879,649
1,141,462		J Sainsbury plc	4,069,832
136,940		Johnson Matthey plc	5,282,243
1,655,558		Kingfisher plc	7,324,090
568,587		Land Securities Group plc	8,143,113
4,274,996		Legal & General Group plc	13,624,726
46,049,269		Lloyds TSB Group plc	41,376,421
226,290		London Stock Exchange Group plc	9,915,226
1,174,456		Marks & Spencer Group plc	5,574,137
540,314		Meggitt plc	3,235,705
542,976	g	Merlin Entertainments plc	3,553,937
2,726,079		National Grid plc	35,297,950
709,011		New Carphone Warehouse plc	3,079,952
100,758		Next plc	5,616,614
3,539,426		Old Mutual plc	8,889,571
601,828		Pearson plc	4,964,286
221,432		Persimmon plc	6,681,290
186,409		Petrofac Ltd	1,964,568
110,848		Provident Financial plc	4,600,998
1,856,390		Prudential plc	41,200,414
455,865		Reckitt Benckiser Group plc	42,002,235
697,096	e	Reed Elsevier NV	13,470,507
761,061		Reed Elsevier plc	15,430,288
304,462		Rio Tinto Ltd	13,783,508
892,978		Rio Tinto plc	35,228,156
1,319,596		Rolls-Royce Group plc	13,870,942
93,691,316	*,m	Rolls-Royce Holdings plc	121,349
2,545,296	*	Royal Bank of Scotland Group plc	8,738,464
683,079		Royal Mail plc	3,561,980
731,528		RSA Insurance Group plc	5,643,678
806,045		Sage Group plc	6,996,550
93,649		Schroders plc	3,867,162
710,334		Scottish & Southern Energy plc	12,796,203
813,589		Segro plc	5,117,426
176,531		Severn Trent plc	5,314,095
326

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

648,728		Shire Ltd	$38,248,154
740,750		Sky plc	9,515,892
648,254		Smith & Nephew plc	10,650,279
279,618		Smiths Group plc	5,944,245
373,059		St. James’s Place plc	5,544,903
2,357,105	*	Standard Chartered plc	22,028,077
1,397,681		Standard Life plc	6,578,428
347,149		Tate & Lyle plc	3,404,398
2,342,906		Taylor Wimpey plc	6,068,799
5,869,965	*	Tesco plc	13,930,669
189,645		Travis Perkins plc	3,955,224
1,167,323		Unilever NV	61,150,728
919,336		Unilever plc	47,298,270
507,592		United Utilities Group plc	6,396,786
19,231,964		Vodafone Group plc	49,534,609
157,019		Weir Group plc	4,045,636
135,085		Whitbread plc	7,057,796
602,682		William Hill plc	2,289,854
1,569,515		WM Morrison Supermarkets plc	4,875,540
1,349,658	g	Worldpay Group plc	5,241,475
910,128		WPP plc	19,489,023
		TOTAL UNITED KINGDOM	1,549,367,457

UNITED STATES - 0.8%
136,515		Carnival plc	8,413,748
796,456	d	iShares MSCI EAFE Index Fund	50,813,893
125,846	*	Mobileye NV	7,792,384
155,103	*	QIAGEN NV	4,646,450
10,495	*,e	Taro Pharmaceutical Industries Ltd	1,226,341
		TOTAL UNITED STATES	72,892,816

		TOTAL COMMON STOCKS	9,629,218,350
		(Cost $8,597,883,186)

RIGHTS / WARRANTS - 0.0%

AUSTRALIA - 0.0%
989,098	m	BGP Holdings plc	0
21,451	m	TPG Telecom Ltd	10,316
		TOTAL AUSTRALIA	10,316

UNITED KINGDOM - 0.0%
476,079	e	Cobham plc	351,472
		TOTAL UNITED KINGDOM	351,472

		TOTAL RIGHTS / WARRANTS	361,788
		(Cost $419,640)
327

TIAA-CREF FUNDS - International Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 4.9%

GOVERNMENT AGENCY DEBT - 0.3%
$26,550,000	d	Federal Home Loan Bank (FHLB)	0.680%	05/01/13	$26,550,000
		TOTAL GOVERNMENT AGENCY DEBT			26,550,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.6%
446,560,345	c	State Street Navigator Securities Lending Government Money Market Portfolio			446,560,345
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			446,560,345

		TOTAL SHORT-TERM INVESTMENTS			473,110,345
		(Cost $473,110,345)
		TOTAL INVESTMENTS - 104.1%			10,102,690,483
		(Cost $9,071,413,171)
		OTHER ASSETS & LIABILITIES, NET - (4.1)%			(400,261,989)
		NET ASSETS - 100.0%			$9,702,428,494

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $425,594,973.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2017, the aggregate value of these securities amounted to $51,790,176 or 0.5% of net assets.
m	Indicates a security that has been deemed illiquid.
328

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2017

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$2,098,025,626	21.6%
INDUSTRIALS	1,360,897,316	14.0
CONSUMER DISCRETIONARY	1,212,650,024	12.5
CONSUMER STAPLES	1,086,667,228	11.2
HEALTH CARE	1,030,630,985	10.6
MATERIALS	748,545,397	7.7
INFORMATION TECHNOLOGY	546,978,333	5.6
ENERGY	462,849,674	4.8
TELECOMMUNICATION SERVICES	407,716,503	4.2
REAL ESTATE	355,413,803	3.7
UTILITIES	319,205,249	3.3
SHORT-TERM INVESTMENTS	473,110,345	4.9
OTHER ASSETS & LIABILITIES, NET	(400,261,989)	(4.1)

NET ASSETS	$9,702,428,494	100.0%
329

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2017

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 96.5%

CORPORATE BONDS - 46.5%

ARGENTINA – 3.0%
	$2,020,000	g	AES Argentina Generacion S.A.	7.750%	02/02/24	$2,110,072
	2,000,000	g	Genneia S.A.	8.750	01/20/22	2,145,000
	2,000,000	g	Pampa Energia S.A.	7.500	01/24/27	2,130,000
	1,200,000	g,i	YPF S.A.	23.083	07/07/20	1,309,500
	1,500,000	g	YPF S.A.	8.500	03/23/21	1,696,875
			TOTAL ARGENTINA			9,391,447

AZERBAIJAN - 0.4%
	1,400,000		State Oil Co of the Azerbaijan Republic	4.750	03/13/23	1,387,617
			TOTAL AZERBAIJAN			1,387,617

BRAZIL - 5.8%
	1,500,000	g,i	Caixa Economica Federal	7.250	07/23/24	1,549,200
	2,050,000	g	GTL Trade Finance, Inc	5.893	04/29/24	2,088,950
	2,000,000	g	MARB BondCo plc	7.000	03/15/24	2,022,400
	3,291,505	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	1,318,248
	1,025,356	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	399,889
BRL	2,305,000	g,q	Oi S.A.	9.750	09/15/16	170,657
	$1,100,000	g,q	Oi S.A.	5.750	02/10/22	374,000
	1,650,000		Petrobras Global Finance BV	6.125	01/17/22	1,728,953
	1,500,000		Petrobras Global Finance BV	7.375	01/17/27	1,609,500
	1,700,000		Petrobras Global Finance BV	5.625	05/20/43	1,421,625
	1,785,000	g	Rumo Luxembourg Sarl	7.375	02/09/24	1,859,970
	1,800,000	g	Suzano Austria GmbH	5.750	07/14/26	1,848,600
	1,800,000	g,q	Telemar Norte Leste S.A.	5.500	10/23/20	544,500
	1,500,000	g	Tupy Overseas S.A.	6.625	07/17/24	1,531,875
			TOTAL BRAZIL			18,468,367

CHILE – 1.9%
	2,550,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.875	11/04/44	2,597,645
	1,700,000	g	Inversiones CMPC S.A.	4.375	04/04/27	1,703,290
	2,000,000	g	Latam Finance Ltd	6.875	04/11/24	2,031,000
			TOTAL CHILE			6,331,935

CHINA - 0.6%
	2,050,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	1,921,875
			TOTAL CHINA			1,921,875

COLOMBIA - 2.2%
	1,500,000	g	Banco de Bogota S.A.	6.250	05/12/26	1,597,800
	2,000,000	g	Colombia Telecomunicaciones S.A. ESP	5.375	09/27/22	2,030,000
330

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000		Ecopetrol S.A.	5.375%	06/26/26	$1,537,500
1,800,000	g	GrupoSura Finance S.A.	5.500	04/29/26	1,936,260
		TOTAL COLOMBIA			7,101,560

COSTA RICA - 0.6%
1,800,000	g	Banco Nacional de Costa Rica	5.875	04/25/21	1,855,296
		TOTAL COSTA RICA			1,855,296

CROATIA - 0.3%
1,000,000	g	Hrvatska Elektroprivreda	5.875	10/23/22	1,073,983
		TOTAL CROATIA			1,073,983

DOMINICAN REPUBLIC - 0.5%
1,500,000	g	Aeropuertos Dominicanos Siglo XXI S.A.	6.750	03/30/29	1,606,320
		TOTAL DOMINICAN REPUBLIC			1,606,320

INDIA - 1.0%
1,500,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	1,521,545
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,579,928
		TOTAL INDIA			3,101,473

INDONESIA - 3.6%
1,700,000	g	Golden Legacy Pte Ltd	8.250	06/07/21	1,785,637
2,100,000	g	Indo Energy Finance II BV	6.375	01/24/23	2,005,319
1,500,000	g	Listrindo Capital BV	4.950	09/14/26	1,477,500
1,500,000	g	Pelabuhan Indonesia II PT	4.250	05/05/25	1,507,950
1,930,000	g	Pertamina Persero PT	4.300	05/20/23	1,985,765
1,700,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	1,695,750
1,000,000	g	Saka Energi Indonesia PT	4.450	05/05/24	1,002,572
		TOTAL INDONESIA			11,460,493

JAMAICA - 0.3%
1,400,000	g	Digicel Group Ltd	7.125	04/01/22	1,169,126
		TOTAL JAMAICA			1,169,126

KAZAKHSTAN - 2.5%
1,700,000	g	Kazakhstan Temir Zholy Finance BV	6.950	07/10/42	1,789,636
1,500,000	g	Kazkommertsbank JSC	5.500	12/21/22	1,403,893
2,000,000	g	KazMunayGas National Co JSC	4.750	04/19/27	1,987,500
2,000,000	g	KazMunayGas National Co JSC	5.750	04/19/47	1,950,200
1,425,000	g	Tengizchevroil Finance Co International Ltd	4.000	08/15/26	1,377,262
		TOTAL KAZAKHSTAN			8,508,491

LUXEMBOURG - 1.1%
1,650,000	g	Millicom International Cellular S.A.	6.000	03/15/25	1,736,757
1,550,000	g	VM Holding S.A.	5.375	05/04/27	1,535,244
		TOTAL LUXEMBOURG			3,272,001

MALAYSIA - 0.5%
1,500,000		Gohl Capital Ltd	4.250	01/24/27	1,523,979
		TOTAL MALAYSIA			1,523,979
331

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

MEXICO - 6.1%
MXN	25,450,000		America Movil SAB de C.V.	6.450%	12/05/22	$1,254,205
	$1,500,000	g	Banco Inbursa S.A. Institucion de Banca Multiple	4.375	04/11/27	1,470,000
	1,500,000	g,i	Banco Mercantil del Norte S.A.	5.750	10/04/31	1,473,000
	1,400,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	1,424,500
	1,500,000	g,i	Banco Nacional de Comercio Exterior SNC	3.800	08/11/26	1,473,750
	800,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	784,000
	1,800,000	g	Cemex SAB de C.V.	7.750	04/16/26	2,052,000
	2,000,000	i	Grupo Financiero Santander Mexico SAB de C.V.	8.500	12/30/49	2,135,052
	1,275,000	g	Mexico City Airport Trust	5.500	10/31/46	1,260,656
	1,175,000	g	Petroleos Mexicanos	5.375	03/13/22	1,235,219
	3,075,000	g	Petroleos Mexicanos	6.500	03/13/27	3,328,688
	1,200,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	1,200,000
			TOTAL MEXICO			19,091,070

NETHERLANDS - 0.6%
	1,800,000	g	GTH Finance BV	7.250	04/26/23	1,971,000
			TOTAL NETHERLANDS			1,971,000

NIGERIA - 1.1%
	1,500,000	g	Access Bank plc	10.500	10/19/21	1,592,336
	2,000,000	g	IHS Netherlands Holdco BV	9.500	10/27/21	2,085,740
			TOTAL NIGERIA			3,678,076

PANAMA - 0.4%
	1,300,000	g	Aeropuerto Internacional de Tocumen S.A.	5.625	05/18/36	1,355,250
			TOTAL PANAMA			1,355,250

PERU - 0.9%
	1,000,000	g	Corp Lindley S.A.	4.625	04/12/23	1,032,500
	1,750,000	g	Union Andina de Cementos SAA	5.875	10/30/21	1,824,375
			TOTAL PERU			2,856,875

RUSSIA - 2.6%
	1,800,000	g	Evraz Group S.A.	5.375	03/20/23	1,811,160
	1,700,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	02/06/28	1,708,500
	1,500,000	g	LUKOIL International Finance BV	4.563	04/24/23	1,541,442
	1,500,000	g	Phosagro OAO via Phosagro Bond Funding DAC	3.950	11/03/21	1,501,410
	1,500,000	g	Severstal OAO Via Steel Capital S.A.	3.850	08/27/21	1,502,127
			TOTAL RUSSIA			8,064,639

SOUTH AFRICA - 3.7%
	4,000,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	4,024,332
	2,775,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	2,824,950
	1,500,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	1,542,975
	3,200,000	g	Transnet SOC Ltd	4.000	07/26/22	3,117,043
			TOTAL SOUTH AFRICA			11,509,300
332

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

TRINIDAD AND TOBAGO - 0.2%
	$550,000	g	Petroleum Co of Trinidad & Tobago Ltd	6.000%	05/08/22	$543,384
			TOTAL TRINIDAD AND TOBAGO			543,384

TURKEY - 2.4%
	1,900,000	g,i	Akbank TAS	7.200	03/16/27	2,022,920
	1,200,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	1,182,938
	1,500,000	g	Turkcell Iletisim Hizmetleri AS.	5.750	10/15/25	1,549,508
	1,300,000	g	Turkiye Halk Bankasi AS.	5.000	07/13/21	1,274,346
	1,725,000	g	Turkiye Is Bankasi	6.125	04/25/24	1,751,634
			TOTAL TURKEY			7,781,346

UKRAINE - 2.4%
	1,500,000	g	MHP S.A.	8.250	04/02/20	1,559,466
	1,800,000	g	MHP S.A.	7.750	05/10/24	1,822,986
	2,000,000	g	Ukreximbank Via Biz Finance plc	9.625	04/27/22	2,033,000
	2,000,000	g	Ukreximbank Via Biz Finance plc	9.750	01/22/25	1,998,000
			TOTAL UKRAINE			7,413,452

UNITED KINGDOM - 0.6%
	2,050,000	g	Tullow Oil plc	6.000	11/01/20	1,993,625
			TOTAL UNITED KINGDOM			1,993,625

UNITED STATES - 0.3%
GHS	2,965,000	g,i	Citigroup Global Markets Holdings, Inc	24.500	06/28/21	796,552
			TOTAL UNITED STATES			796,552

URUGUAY - 0.5%
	$1,650,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	1,650,677
			TOTAL URUGUAY			1,650,677

VENEZUELA - 0.4%
	3,175,000		Petroleos de Venezuela S.A.	5.375	04/12/27	1,211,262
			TOTAL VENEZUELA			1,211,262

			TOTAL CORPORATE BONDS			148,090,471
			(Cost $144,991,579)

GOVERNMENT BONDS - 50.0%

ANGOLA - 0.5%
	1,475,000	g	Republic of Angola	9.500	11/12/25	1,546,293
			TOTAL ANGOLA			1,546,293

ARGENTINA - 2.2%
	1,750,000		Argentine Republic Government International Bond	5.625	01/26/22	1,822,625
	1,700,000		Argentine Republic Government International Bond	6.875	01/26/27	1,796,050
	3,350,000	g	Provincia de Buenos Aires	7.875	06/15/27	3,497,165
			TOTAL ARGENTINA			7,115,840
333

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

AZERBAIJAN - 1.0%
	$3,000,000	g	Southern Gas Corridor CJSC	6.875%	03/24/26	$3,313,632
			TOTAL AZERBAIJAN			3,313,632

BAHRAIN - 0.3%
	850,000	g	Bahrain Government International Bond	7.000	10/12/28	884,377
			TOTAL BAHRAIN			884,377

BARBADOS - 0.4%
	1,500,000		Barbados Government International Bond	7.250	12/15/21	1,230,000
			TOTAL BARBADOS			1,230,000

BRAZIL - 3.1%
	973,957	g	Brazil Loan Trust	5.477	07/24/23	988,566
	1,500,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,481,250
BRL	13,150,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	4,159,604
	$1,910,000		Brazilian Government International Bond	4.250	01/07/25	1,905,225
	1,000,000		Brazilian Government International Bond	7.125	01/20/37	1,160,000
			TOTAL BRAZIL			9,694,645

COLOMBIA - 2.2%
	4,900,000		Colombia Government International Bond	5.000	06/15/45	4,949,000
COP	4,990,000,000		Colombian TES	7.000	05/04/22	1,781,074
			TOTAL COLOMBIA			6,730,074

COSTA RICA - 0.8%
	$2,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	2,600,000
			TOTAL COSTA RICA			2,600,000

COTE D’IVOIRE - 0.3%
	931,000	g,i	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	893,163
			TOTAL COTE D’IVOIRE			893,163

CROATIA - 0.6%
	1,800,000	g	Croatia Government International Bond	6.750	11/05/19	1,960,583
			TOTAL CROATIA			1,960,583

DOMINICAN REPUBLIC - 2.2%
	1,600,000	g	Dominican Republic International Bond	5.875	04/18/24	1,703,920
	1,600,000	g	Dominican Republic International Bond	6.875	01/29/26	1,784,256
DOP	79,000,000	g	Dominican Republic International Bond	11.250	02/05/27	1,697,374
	$1,560,000	g	Dominican Republic International Bond	7.450	04/30/44	1,768,650
			TOTAL DOMINICAN REPUBLIC			6,954,200

ECUADOR - 1.7%
	1,250,000	g	Ecuador Government International Bond	10.750	03/28/22	1,356,250
	2,350,000	g	Ecuador Government International Bond	9.650	12/13/26	2,391,125
	2,000,000		Ecuador Government International Bond	9.650	12/13/26	2,035,000
			TOTAL ECUADOR			5,782,375
334

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

EGYPT - 1.1%
	$600,000	g	Arab Republic of Egypt	6.875%	04/30/40	$568,337
	1,100,000	g	Egypt Government International Bond	6.125	01/31/22	1,142,836
	1,400,000	g	Egypt Government International Bond	7.500	01/31/27	1,511,006
			TOTAL EGYPT			3,222,179

EL SALVADOR - 1.5%
	2,750,000	g	El Salvador Government International Bond	5.875	01/30/25	2,461,250
	1,950,000	g	El Salvador Government International Bond	8.625	02/28/29	1,969,500
	395,000	g	El Salvador Government International Bond	7.625	09/21/34	394,013
			TOTAL EL SALVADOR			4,824,763

GHANA - 0.5%
	1,650,000	g	Republic of Ghana	7.875	08/07/23	1,633,785
			TOTAL GHANA			1,633,785

GUATEMALA - 0.4%
	1,325,000	g	Guatemala Government International Bond	4.875	02/13/28	1,376,026
			TOTAL GUATEMALA			1,376,026

HONDURAS - 0.2%
	600,000	g	Honduras Government International Bond	6.250	01/19/27	621,768
			TOTAL HONDURAS			621,768

INDONESIA - 2.2%
	2,355,000	g	Indonesia Government International Bond	4.125	01/15/25	2,425,747
IDR	13,400,000,000		Indonesia Treasury Bond	8.250	07/15/21	1,057,557
	$2,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	2,015,000
	1,600,000	g	Republic of Indonesia	5.250	01/17/42	1,725,128
			TOTAL INDONESIA			7,223,432

JAMAICA - 0.6%
	1,000,000		Jamaica Government International Bond	6.750	04/28/28	1,117,490
	700,000		Jamaica Government International Bond	8.000	03/15/39	813,372
			TOTAL JAMAICA			1,930,862

JORDAN - 0.6%
	2,000,000	g	Jordan Government International Bond	5.750	01/31/27	1,979,008
			TOTAL JORDAN			1,979,008

KOREA, REPUBLIC OF - 0.4%
	1,325,000	g	Korea Housing Finance Corp	2.000	10/11/21	1,284,122
			TOTAL KOREA, REPUBLIC OF			1,284,122

LEBANON - 1.5%
	1,000,000		Lebanon Government International Bond	6.250	05/27/22	1,030,177
	1,950,000		Lebanon Government International Bond	6.250	11/04/24	1,959,654
	2,000,000		Lebanon Government International Bond	6.650	02/26/30	1,996,560
			TOTAL LEBANON			4,986,391
335

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

MALAYSIA - 0.6%
	$2,000,000		1MDB Global Investments Ltd	4.400%	03/09/23	$1,859,518
			TOTAL MALAYSIA			1,859,518

MEXICO - 0.5%
MXN	32,540,000		Mexican Bonos	6.500	06/09/22	1,685,264
			TOTAL MEXICO			1,685,264

MONGOLIA - 1.2%
	$1,500,000	g	Mongolia Government International Bond	10.875	04/06/21	1,743,504
	1,650,000	g	Mongolia Government International Bond	5.125	12/05/22	1,575,605
	550,000	g	Mongolia Government International Bond	8.750	03/09/24	610,867
			TOTAL MONGOLIA			3,929,976

MOROCCO - 1.0%
	2,800,000	g	Morocco Government International Bond	5.500	12/11/42	3,037,194
			TOTAL MOROCCO			3,037,194

NAMIBIA - 0.4%
	1,225,000	g	Namibia Government International Bond	5.250	10/29/25	1,241,239
			TOTAL NAMIBIA			1,241,239

OMAN - 1.0%
	1,175,000	g	Oman Government International Bond	5.375	03/08/27	1,226,476
	1,850,000	g	Oman Government International Bond	6.500	03/08/47	1,991,906
			TOTAL OMAN			3,218,382

PANAMA - 0.6%
	1,400,000		Panama Government International Bond	6.700	01/26/36	1,809,500
			TOTAL PANAMA			1,809,500

PARAGUAY - 1.1%
	540,000	g	Paraguay Government International Bond	4.700	03/27/27	550,260
	2,750,000	g	Republic of Paraguay	6.100	08/11/44	2,963,125
			TOTAL PARAGUAY			3,513,385

PERU - 1.5%
PEN	5,940,000	g	Fondo MIVIVIENDA S.A.	7.000	02/14/24	1,863,590
	2,660,000	g	Peruvian Government International Bond	6.350	08/12/28	848,740
	5,425,000	g	Peruvian Government International Bond	6.950	08/12/31	1,806,243
			TOTAL PERU			4,518,573

REPUBLIC OF SERBIA - 1.5%
	$3,100,000	g,p	Republic of Serbia	4.875	02/25/20	3,231,927
	1,300,000	g	Republic of Serbia	7.250	09/28/21	1,496,871
			TOTAL REPUBLIC OF SERBIA			4,728,798

RUSSIA - 1.6%
RUB	33,000,000		Russian Federal Bond - OFZ	7.000	01/25/23	564,543
	162,500,000		Russian Federal Bond - OFZ	7.000	08/16/23	2,764,533
	$1,570,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	1,701,090
			TOTAL RUSSIA			5,030,166
336

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

SOUTH AFRICA - 2.1%
	$2,350,000	p	South Africa Government International Bond	5.875%	09/16/25	$2,539,387
	400,000		South Africa Government International Bond	4.300	10/12/28	377,000
ZAR	39,100,000		South Africa Government International Bond	7.000	02/28/31	2,432,484
	$1,040,000		South Africa Government International Bond	6.250	03/08/41	1,147,803
			TOTAL SOUTH AFRICA			6,496,674

SRI LANKA - 1.0%
	1,250,000	g	Sri Lanka Government International Bond	5.750	01/18/22	1,292,059
	1,850,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,946,918
			TOTAL SRI LANKA			3,238,977

SUPRANATIONAL - 0.6%
INR	35,000,000		Asian Development Bank	6.200	10/06/26	538,681
IDR	18,100,000,000		European Investment Bank	4.950	03/01/19	1,318,819
			TOTAL SUPRANATIONAL			1,857,500

TRINIDAD AND TOBAGO - 0.4%
	$1,350,000	g	Trinidad & Tobago Government International Bond	4.500	08/04/26	1,304,276
			TOTAL TRINIDAD AND TOBAGO			1,304,276

TUNISIA - 0.5%
	1,725,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	1,694,833
			TOTAL TUNISIA			1,694,833

TURKEY - 5.2%
	1,800,000	g	Export Credit Bank of Turkey	5.375	10/24/23	1,805,908
	1,000,000		Republic of Turkey	7.000	03/11/19	1,070,578
	525,000		Turkey Government International Bond	7.500	11/07/19	578,174
TRY	6,910,000		Turkey Government International Bond	10.500	01/15/20	1,943,517
	$2,300,000		Turkey Government International Bond	3.250	03/23/23	2,157,579
	4,675,000		Turkey Government International Bond	6.000	03/25/27	5,009,164
	1,500,000		Turkey Government International Bond	6.875	03/17/36	1,703,570
	1,975,000		Turkey Government International Bond	6.625	02/17/45	2,213,497
			TOTAL TURKEY			16,481,987

UKRAINE - 1.8%
	1,450,000	g	Ukraine Government International Bond	7.750	09/01/21	1,441,300
	1,450,000	g	Ukraine Government International Bond	7.750	09/01/23	1,392,000
	2,950,000	g	Ukraine Government International Bond	7.750	09/01/27	2,750,226
	520,000	g,i	Ukraine Government International Bond	0.000	05/31/40	179,556
			TOTAL UKRAINE			5,763,082

URUGUAY - 1.3%
	3,450,000		Uruguay Government International Bond	5.100	06/18/50	3,432,750
UYU	17,600,000		Uruguay Notas del Tesoro	13.900	07/29/20	647,515
			TOTAL URUGUAY			4,080,265
337

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

VENEZUELA - 0.5%
	$1,680,000		Venezuela Government International Bond	7.750%	10/13/19	$1,010,856
	1,250,000		Venezuela Government International Bond	9.250	05/07/28	595,875
			TOTAL VENEZUELA			1,606,731

VIETNAM - 0.4%
	1,325,000	g	Vietnam Government International Bond	4.800	11/19/24	1,359,934
			TOTAL VIETNAM			1,359,934

ZAMBIA - 0.9%
	2,000,000	g	Zambia Government International Bond	8.500	04/14/24	2,099,302
	750,000	g	Zambia Government International Bond	8.970	07/30/27	800,775
			TOTAL ZAMBIA			2,900,077

			TOTAL GOVERNMENT BONDS			159,143,849
			(Cost $155,243,700)

			TOTAL BONDS			307,234,320
			(Cost $300,235,279)

SHORT-TERM INVESTMENTS - 1.5%

EGYPT - 0.5%
EGP	30,000,000	j	Egypt Treasury Bills	0.000	9/5/2017	1,560,462
			TOTAL EGYPT			1,560,462

UNITED STATES - 0.7%
	$2,250,000		Federal Home Loan Bank (FHLB)	0.680	5/1/2017	2,250,000
			TOTAL UNITED STATES			2,250,000

URUGUAY - 0.3%
UYU	30,000,000	j	Uruguay Treasury Bills	0.000	3/8/2018	962,746
			TOTAL URUGUAY			962,746

			TOTAL SHORT-TERM INVESTMENTS			4,773,208
			(Cost $4,741,743)
			TOTAL INVESTMENTS - 98.0%			312,007,528
			(Cost $304,977,022)
			OTHER ASSETS & LIABILITIES, NET - 2.0%			6,450,982
			NET ASSETS - 100.0%			$318,458,510
338

TIAA-CREF FUNDS - Emerging Markets Debt Fund

Abbreviation(s):

BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Peso
EGP	Egyptian Pound
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Nuevo Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
TRY	Turkish New Lira
UYU	Uruguayan Peso
ZAR	South Africa Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/17, the aggregate value of these securities amounted to $227,210,632 or 71.3% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
p	All or a portion of these securities have been segregated to cover requirements on open forward foreign contracts.
q	In default
339

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2017

SECTOR	VALUE	% OF NET ASSETS
GOVERNMENT	$159,143,849	50.0%
UTILITIES	38,384,051	12.1
FINANCIALS	32,083,981	10.1
ENERGY	23,315,715	7.3
INDUSTRIALS	16,627,042	5.2
MATERIALS	13,579,547	4.3
TELECOMMUNICATION SERVICES	9,367,837	2.9
CONSUMER STAPLES	6,437,352	2.0
CONSUMER DISCRETIONARY	5,358,189	1.7
INFORMATION TECHNOLOGY	2,936,757	0.9
SHORT-TERM INVESTMENTS	4,773,208	1.5
OTHER ASSETS & LIABILITIES, NET	6,450,982	2.0

NET ASSETS	$318,458,510	100.0%
340

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2017

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 2.0%

CANADA - 0.3%
$748,440	i	1011778 BC / New Red Fin	3.309%	02/17/24	$748,626
		TOTAL CANADA			748,626

IRELAND - 0.3%
750,000	i	Avolon TLB Borrower Luxembourg Sarl	3.743	03/21/22	760,920
		TOTAL IRELAND			760,920

LUXEMBOURG - 0.3%
500,000	i	Endo Luxembourg Finance I Co Sarl	4.000	09/25/22	499,270
125,000	i	Endo Luxembourg Finance I Co Sarl	5.000	04/30/24	125,938
250,000	i	Vouvray US Finance, LLC	4.176	03/11/24	249,688
		TOTAL LUXEMBOURG			874,896

UNITED STATES - 1.1%
750,000	i	Change Healthcare Holdings LLC	3.750	03/01/24	751,972
750,000	i	First Data Corp	3.988	07/08/22	753,937
750,000	i	Ineos US Finance LLC	3.743	04/01/24	755,220
300,000	i	Mallinckrodt International Finance S.A.	3.897	09/24/24	299,832
100,000	i	Sabre GLBL, Inc	3.732	02/22/24	100,958
750,000	i	Tennessee Merger Sub, Inc	3.750	02/06/24	742,973
		TOTAL UNITED STATES			3,404,892

		TOTAL BANK LOAN OBLIGATIONS			5,789,334
		(Cost $5,795,437)
341

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 95.1%

CORPORATE BONDS - 27.8%

ARGENTINA - 0.3%
	$400,000	g	YPF S.A.	8.500%	03/23/21	$452,500
	500,000	g	YPF S.A.	8.500	07/28/25	565,625
			TOTAL ARGENTINA			1,018,125

AUSTRALIA - 0.1%
EUR	400,000		BHP Billiton Finance Ltd	0.750	10/28/22	440,444
			TOTAL AUSTRALIA			440,444

BRAZIL - 0.9%
	$500,000	g	Caixa Economica Federal	3.500	11/07/22	480,000
	1,050,000	g	Klabin Finance S.A.	5.250	07/16/24	1,062,075
	1,000,000		Petrobras Global Finance BV	6.125	01/17/22	1,047,850
			TOTAL BRAZIL			2,589,925

CANADA - 0.6%
	500,000	g	Bank of Montreal	2.500	01/11/22	503,579
	1,100,000	g	Eldorado Gold Corp	6.125	12/15/20	1,130,250
			TOTAL CANADA			1,633,829

CHILE - 0.3%
	1,050,000	g	Inversiones CMPC S.A.	4.375	04/04/27	1,052,032
			TOTAL CHILE			1,052,032

CHINA - 0.3%
	1,000,000	z	Want Want China Finance Ltd	2.875	04/27/22	995,433
			TOTAL CHINA			995,433

COLOMBIA – 0.3%
	1,000,000		Ecopetrol S.A.	5.375	06/26/26	1,025,000
			TOTAL COLOMBIA			1,025,000

CROATIA – 0.1%
	300,000	g	Hrvatska Elektroprivreda	5.875	10/23/22	322,195
			TOTAL CROATIA			322,195

FRANCE – 0.8%
EUR	400,000		Credit Agricole S.A.	0.875	01/19/22	444,208
	800,000		Engie S.A.	2.375	05/19/26	970,720
	400,000		Societe Generale S.A.	0.750	02/19/21	443,487
	500,000		Total Capital International S.A.	2.500	03/25/26	619,356
			TOTAL FRANCE			2,477,771

GERMANY – 1.5%
EUR	200,000		Bayer AG.	1.875	01/25/21	231,440
GBP	400,000		BMW Finance NV	0.875	08/16/22	508,878
342

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

EUR	400,000		Daimler AG.	0.875%	01/12/21	$447,132
	800,000		Deutsche Bank AG.	1.250	09/08/21	882,628
	600,000		Deutsche Telekom International Finance BV	1.500	04/03/28	658,532
	350,000	g,o	IHO Verwaltungs GmbH	3.750	09/15/26	397,167
	$600,000	g	Schaeffler Finance BV	4.750	05/15/23	625,500
GBP	300,000		Volkswagen Financial Services NV	1.750	04/17/20	394,240
	$350,000	g	ZF North America Capital, Inc	4.750	04/29/25	364,025
			TOTAL GERMANY			4,509,542

INDIA – 0.3%
	1,000,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	1,014,363
			TOTAL INDIA			1,014,363

IRELAND – 0.1%
	150,000	g	Park Aerospace Holdings Ltd	5.250	08/15/22	158,437
	150,000	g	Park Aerospace Holdings Ltd	5.500	02/15/24	158,625
			TOTAL IRELAND			317,062

ISRAEL – 0.3%
	900,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	837,959
			TOTAL ISRAEL			837,959

ITALY – 0.3%
EUR	250,000		Enel Finance International NV	5.000	09/14/22	336,112
	600,000		Intesa Sanpaolo S.p.A	3.500	01/17/22	727,600
			TOTAL ITALY			1,063,712

KAZAKHSTAN – 0.6%
	$1,000,000	g	KazMunayGas National Co JSC	3.875	04/19/22	1,001,448
	500,000	g	Tengizchevroil Finance Co International Ltd	4.000	08/15/26	483,250
			TOTAL KAZAKHSTAN			1,484,698

LUXEMBOURG – 0.6%
EUR	1,600,000	g	Altice Luxembourg S.A.	7.250	05/15/22	1,841,090
			TOTAL LUXEMBOURG			1,841,090

MEXICO – 0.9%
	$1,000,000	g	Banco Inbursa S.A. Institucion de Banca Multiple	4.375	04/11/27	980,000
	275,000		Petroleos Mexicanos	4.875	01/24/22	284,213
	1,125,000	g	Petroleos Mexicanos	5.375	03/13/22	1,182,656
EUR	200,000		Petroleos Mexicanos	1.875	04/21/22	213,469
			TOTAL MEXICO			2,660,338

NETHERLANDS – 1.1%
	$300,000		AerCap Ireland Capital Ltd	4.625	10/30/20	318,530
EUR	750,000		Cooperatieve Rabobank UA	4.125	09/14/22	955,129
	300,000		Heineken NV	2.875	08/04/25	373,660
	850,000	g	Lincoln Finance Ltd	6.875	04/15/21	995,348
	475,000		Shell International Finance BV	1.875	09/15/25	560,077
			TOTAL NETHERLANDS			3,202,744
343

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

RUSSIA – 1.0%
GBP	800,000	z	Gazprom OAO Via Gaz Capital S.A.	4.250%	04/06/24	$1,058,325
	$925,000	g	LUKOIL International Finance BV	6.125	11/09/20	1,017,185
	1,000,000	g	Phosagro OAO via Phosagro Bond Funding DAC	3.950	11/03/21	1,000,940
			TOTAL RUSSIA			3,076,450

SAUDI ARABIA – 0.4%
	1,250,000	g	KSA Sukuk Ltd	3.628	04/20/27	1,255,675
			TOTAL SAUDI ARABIA			1,255,675

SOUTH AFRICA – 0.1%
	300,000	g	Transnet SOC Ltd	4.000	07/26/22	292,223
			TOTAL SOUTH AFRICA			292,223

SPAIN – 0.5%
EUR	900,000		Iberdrola International BV	1.125	04/21/26	975,456
	400,000		Repsol International Finance BV	3.625	10/07/21	496,855
			TOTAL SPAIN			1,472,311

SWEDEN – 1.1%
SEK	23,500,000		Skandinaviska Enskilda Banken AB	1.500	12/15/21	2,763,840
	350,000	g	Stena AB	7.000	02/01/24	332,500
			TOTAL SWEDEN			3,096,340

SWITZERLAND – 1.6%
EUR	400,000		Credit Suisse Group Funding Guernsey Ltd	1.250	04/14/22	442,953
GBP	500,000		Credit Suisse Group Funding Guernsey Ltd	3.000	05/27/22	680,746
	1,000,000		Glencore Finance Europe S.A.	6.500	02/27/19	1,412,639
EUR	700,000		Swiss Re Admin Re Ltd	1.375	05/27/23	779,219
	900,000		Tyco Electronics Group S.A.	1.100	03/01/23	992,666
			TOTAL SWITZERLAND			4,308,223

TURKEY – 0.8%
	$700,000	g,i	Akbank TAS	7.200	03/16/27	745,287
	600,000	g	Turkiye Halk Bankasi AS.	5.000	07/13/21	588,160
	850,000	g	Turkiye Is Bankasi	6.125	04/25/24	863,124
			TOTAL TURKEY			2,196,571

UNITED KINGDOM – 2.5%
GBP	600,000		BAE Systems plc	4.125	06/08/22	878,693
	600,000		BAT International Finance plc	1.750	07/05/21	789,119
EUR	400,000		BAT Netherlands Finance BV	2.375	01/19/23	472,967
GBP	125,000		British Telecommunications plc	5.750	12/07/28	215,576
EUR	600,000		Delphi Automotive plc	1.600	09/15/28	640,359
	500,000		Diageo Finance plc	2.375	05/20/26	604,695
	600,000		FCE Bank plc	1.134	02/10/22	660,723
GBP	400,000		Unilever plc	2.000	12/19/18	529,191
EUR	1,950,000	g	Virgin Media Finance plc	4.500	01/15/25	2,216,509
			TOTAL UNITED KINGDOM			7,007,832
344

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

UNITED STATES – 10.4%
EUR	2,150,000	g	Adient Global Holdings Ltd	3.500%	08/15/24	$2,396,947
GBP	825,000	g	AMC Entertainment Holdings, Inc	6.375	11/15/24	1,151,960
EUR	750,000		American Tower Corp	1.375	04/04/25	818,882
	570,000	g	Aramark International Finance Sarl	3.125	04/01/25	642,856
	250,000		AT&T, Inc	3.500	12/17/25	318,374
	950,000		Axalta Coating Systems Dutch Holding BV	37.500	01/15/25	1,092,859
	350,000		Ball Corp	4.375	12/15/23	426,014
	1,600,000	g	Gates Global LLC	5.750	07/15/22	1,787,497
	300,000		General Electric Co	1.875	05/28/27	351,862
	600,000		General Motors Financial International BV	1.168	05/18/20	668,633
	500,000		Goldman Sachs Group, Inc	2.000	07/27/23	575,183
	$500,000	g	Hyundai Capital America	1.750	09/27/19	491,820
EUR	900,000		Illinois Tool Works, Inc	1.250	05/22/23	1,018,101
	1,300,000		International Game Technology plc	4.750	02/15/23	1,546,874
	600,000		Johnson & Johnson	1.150	11/20/28	665,866
	900,000		Johnson Controls International plc	1.000	09/15/23	979,060
	1,300,000		Kinder Morgan, Inc	2.250	03/16/27	1,450,655
	1,400,000		Liberty Mutual Group, Inc	2.750	05/04/26	1,641,743
	500,000		McKesson Corp	1.500	11/17/25	552,016
GBP	250,000		McKesson Corp	3.125	02/17/29	335,503
	$350,000		MGM Resorts International	4.625	09/01/26	349,125
EUR	100,000		Mondelez International, Inc	2.375	03/06/35	105,520
	250,000		Mylan NV	1.250	11/23/20	279,128
	350,000	g	OI European Group BV	3.125	11/15/24	384,809
	900,000		PepsiCo, Inc	0.875	07/18/28	948,092
	500,000		ProLogis LP	3.000	06/02/26	619,285
	$350,000	g	Sensata Technologies BV	5.000	10/01/25	357,437
EUR	1,250,000	g	Silgan Holdings, Inc	3.250	03/15/25	1,381,739
	200,000		Simon International Finance S.C.A	1.250	05/13/25	219,447
	900,000		Southern Power Co	1.850	06/20/26	987,780
	$1,000,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	998,063
EUR	900,000		SYSCO Corp	1.250	06/23/23	997,193
	1,700,000		Thermo Fisher Scientific, Inc	1.375	09/12/28	1,789,565
	400,000		Wells Fargo & Co	1.375	10/26/26	435,179
GBP	300,000		Welltower, Inc	4.800	11/20/28	461,279
EUR	400,000		Whirlpool Finance Luxembourg Sarl	1.250	11/02/26	434,698
	800,000	g	XPO Logistics, Inc	5.750	06/15/21	916,790
			TOTAL UNITED STATES			30,577,834

			TOTAL CORPORATE BONDS			81,769,721
			(Cost $81,428,137)

GOVERNMENT BONDS - 67.3%

ARGENTINA – 1.1%
CHF	2,000,000	z	Argentine Republic Government International Bond	3.375	10/12/20	2,050,251
	$1,000,000	g	Provincia de Buenos Aires	7.875	06/15/27	1,043,930
			TOTAL ARGENTINA			3,094,181
345

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

AUSTRALIA – 2.8%
AUD	4,325,000		Australia Government International Bond	3.250%	10/21/18	$3,315,755
	2,250,000		Australia Government International Bond	5.750	05/15/21	1,932,506
	1,450,000		Australia Government International Bond	3.750	04/21/37	1,172,671
	1,000,000		New South Wales Treasury Corp	4.000	04/08/21	801,558
	995,000		Treasury Corp of Victoria	6.000	06/15/20	834,703
			TOTAL AUSTRALIA			8,057,193

BELGIUM – 1.2%
EUR	2,050,000	g	Belgium Government International Bond	1.000	06/22/31	2,196,523
	1,300,000	g	Kingdom of Belgium Government Bond	1.900	06/22/38	1,529,412
			TOTAL BELGIUM			3,725,935

BERMUDA – 1.0%
	$2,700,000	g	Bermuda Government International Bond	4.854	02/06/24	2,864,241
			TOTAL BERMUDA			2,864,241

BRAZIL – 0.6%
BRL	5,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/19	1,799,468
			TOTAL BRAZIL			1,799,468

CANADA – 2.9%
CAD	2,450,000		Canadian Government International Bond	0.500	02/01/19	1,788,489
	1,500,000		Canadian Government International Bond	0.750	03/01/21	1,091,773
	2,315,000		Canadian Government International Bond	5.000	06/01/37	2,523,308
	2,450,000		Province of British Columbia Canada	2.550	06/18/27	1,853,317
	1,620,000		Province of British Columbia Canada	3.200	06/18/44	1,224,034
			TOTAL CANADA			8,480,921

COLOMBIA – 0.4%
COP	2,920,000,000		Colombian TES	7.000	05/04/22	1,042,232
			TOTAL COLOMBIA			1,042,232

DENMARK – 0.3%
DKK	4,565,000		Denmark Government International Bond	1.750	11/15/25	750,955
			TOTAL DENMARK			750,955

EGYPT – 0.5%
	$1,500,000	g	Egypt Government International Bond	7.500	01/31/27	1,618,935
			TOTAL EGYPT			1,618,935

FRANCE – 4.2%
	750,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	01/13/20	751,936
EUR	400,000		Caisse d’Amortissement de la Dette Sociale	1.375	11/25/24	465,998
	1,293,000		France Government Bond OAT	1.750	11/25/24	1,553,304
	3,650,000		France Government Bond OAT	1.500	05/25/31	4,131,869
	2,340,000		French Republic Government Bond OAT	1.000	05/25/21	2,578,797
	1,675,000		French Republic Government Bond OAT	0.250	11/25/26	1,737,105
	700,000	g	French Republic Government Bond OAT	1.750	06/25/39	783,724
			TOTAL FRANCE			12,002,733
346

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

GERMANY - 0.8%
EUR	600,000		Kreditanstalt fuer Wiederaufbau	1.500%	06/11/24	$716,330
	700,000		State of North Rhine-Westphalia	0.125	03/16/23	762,427
	700,000		State of North Rhine-Westphalia	2.000	10/15/25	860,081
			TOTAL GERMANY			2,338,838

HONDURAS - 0.5%
	$700,000	g	Honduras Government International Bond	7.500	03/15/24	775,691
	700,000	g	Honduras Government International Bond	6.250	01/19/27	725,396
			TOTAL HONDURAS			1,501,087

INDIA - 0.5%
	1,000,000	g	Export-Import Bank of India	3.375	08/05/26	962,252
	500,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	513,086
			TOTAL INDIA			1,475,338

INDONESIA - 1.3%
EUR	1,395,000	g	Indonesia Government International Bond	2.625	06/14/23	1,589,840
IDR	13,820,000,000		Indonesia Treasury Bond	8.250	07/15/21	1,090,704
	$1,000,000	z	Lembaga Pembiayaan Ekspor Indonesia	3.875	04/06/24	1,008,786
			TOTAL INDONESIA			3,689,330

IRELAND - 1.2%
EUR	1,075,000		Ireland Government International Bond	3.900	03/20/23	1,426,848
	1,840,000		Ireland Government International Bond	1.000	05/15/26	2,029,606
			TOTAL IRELAND			3,456,454

ISRAEL - 0.7%
ILS	5,250,000		Israel Government Bond-Fixed	5.500	01/31/42	1,981,052
			TOTAL ISRAEL			1,981,052

ITALY - 4.7%
EUR	6,380,000		Italy Buoni Poliennali Del Tesoro	0.450	06/01/21	6,901,098
	2,560,000	g	Italy Buoni Poliennali Del Tesoro	4.750	08/01/23	3,348,189
	1,620,000		Italy Buoni Poliennali Del Tesoro	1.600	06/01/26	1,696,020
	1,865,000		Italy Buoni Poliennali Del Tesoro	2.200	06/01/27	2,038,029
			TOTAL ITALY			13,983,336

JAPAN - 14.6%
JPY	50,000,000		Japan Finance Corp	0.001	09/26/22	448,434
	13,000,000		Japan Finance Organization for Municipalities	0.440	08/15/25	120,377
	21,000,000		Japan Finance Organization for Municipalities	0.320	01/19/26	192,622
	30,000,000		Japan Finance Organization for Municipalities	0.145	02/16/26	271,023
	14,000,000		Japan Finance Organization for Municipalities	0.020	05/22/26	125,030
	738,150,000		Japan Government Five Year Bond	0.200	06/20/19	6,676,710
	119,600,000		Japan Government Five Year Bond	0.100	06/20/20	1,082,109
	650,450,000		Japan Government Ten Year Bond	0.100	09/20/26	5,891,895
	374,950,000		Japan Government Thirty Year Bond	2.500	09/20/34	4,529,204
	457,700,000		Japan Government Thirty Year Bond	0.500	09/20/46	3,808,043
	404,600,000		Japan Government Twenty Year Bond	1.900	03/22/21	3,923,032
	490,000,000		Japan Government Twenty Year Bond	2.100	03/20/26	5,226,396
	229,000,000		Japan Government Twenty Year Bond	1.800	09/20/31	2,503,895
347

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

JPY	117,000,000		Japan Government Twenty Year Bond	1.700%	03/20/32	$1,267,103
	470,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	4,249,723
	160,000,000		Japan Government Twenty Year Bond	0.700	03/20/37	1,469,920
	180,000,000		Japan Government Two Year Bond	0.100	02/15/19	1,623,499
			TOTAL JAPAN			43,409,015

KOREA, REPUBLIC OF - 3.8%
	$500,000	g	Korea Housing Finance Corp	2.000	10/11/21	484,575
KRW	4,068,000,000		Korea Treasury Bond	1.750	12/10/18	3,585,342
	2,128,400,000		Korea Treasury Bond	2.000	03/10/21	1,884,553
	6,234,500,000		Korea Treasury Bond	1.375	09/10/21	5,372,047
			TOTAL KOREA, REPUBLIC OF			11,326,517

LEBANON - 0.8%
	$2,250,000	z	Lebanon Government International Bond	6.850	03/23/27	2,306,250
			TOTAL LEBANON			2,306,250

MEXICO - 0.9%
MXN	24,000,000		Mexican Bonos	8.000	12/07/23	1,334,688
	23,500,000		Mexican Bonos	5.750	03/05/26	1,133,915
			TOTAL MEXICO			2,468,603

MONGOLIA - 0.5%
	$1,500,000	g	Mongolia Government International Bond	4.125	01/05/18	1,494,000
			TOTAL MONGOLIA			1,494,000

NEW ZEALAND - 0.1%
NZD	525,000		New Zealand Government International Bond	4.500	04/15/27	404,546
			TOTAL NEW ZEALAND			404,546

NORWAY - 1.0%
NOK	14,700,000	g	Norway Government International Bond	3.750	05/25/21	1,900,796
	8,670,000	g	Norway Government International Bond	1.500	02/19/26	1,006,465
			TOTAL NORWAY			2,907,261

PERU - 0.6%
PEN	4,480,000	g	Peruvian Government International Bond	8.200	08/12/26	1,635,953
			TOTAL PERU			1,635,953

POLAND - 1.2%
PLN	8,165,000		Poland Government International Bond	4.000	10/25/23	2,219,317
	4,000,000		Republic of Poland Government International Bond	3.250	07/25/19	1,056,610
			TOTAL POLAND			3,275,927

RUSSIA - 0.9%
RUB	150,500,000		Russian Federal Bond - OFZ	7.000	01/25/23	2,574,660
			TOTAL RUSSIA			2,574,660

SAUDI ARABIA - 0.7%
	$2,200,000	g	Saudi Government International Bond	2.375	10/26/21	2,162,446
			TOTAL SAUDI ARABIA			2,162,446
348

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

SOUTH AFRICA - 1.0%
ZAR	16,950,000		South Africa Government International Bond	10.500%	12/21/26	$1,415,409
	16,500,000		South Africa Government International Bond	7.000	02/28/31	1,026,496
	7,800,000		South Africa Government International Bond	8.750	01/31/44	532,909
			TOTAL SOUTH AFRICA			2,974,814

SPAIN - 3.8%
EUR	1,100,000		Instituto de Credito Oficial	4.375	05/20/19	1,308,760
	1,150,000		Spain Government International Bond	0.750	07/30/21	1,283,003
	2,210,000		Spain Government International Bond	0.400	04/30/22	2,403,652
	950,000	g	Spain Government International Bond	4.400	10/31/23	1,266,258
	1,675,000	g	Spain Government International Bond	2.750	10/31/24	2,030,030
	1,500,000	g	Spain Government International Bond	4.200	01/31/37	2,046,793
	825,000	g	Spain Government International Bond	2.900	10/31/46	888,887
			TOTAL SPAIN			11,227,383

SUPRANATIONAL - 2.4%
INR	192,300,000		Asian Development Bank	6.200	10/06/26	2,959,665
IDR	11,300,000,000	g	European Investment Bank	7.200	07/09/19	852,565
SEK	9,070,000		European Investment Bank	1.250	05/12/25	1,043,339
IDR	4,400,000,000		Inter-American Development Bank	7.350	09/12/18	333,178
NZD	850,000		Inter-American Development Bank	3.500	05/15/21	591,206
AUD	1,150,000		Inter-American Development Bank	4.750	08/27/24	961,833
NZD	500,000		International Bank for Reconstruction & Development	3.375	01/25/22	344,916
			TOTAL SUPRANATIONAL			7,086,702

SWEDEN - 1.1%
SEK	15,450,000		Kommuninvest I Sverige AB	1.000	09/15/21	1,800,046
	5,500,000		Sweden Government International Bond	1.000	11/12/26	645,072
	7,805,000		Sweden Government International Bond	2.250	06/01/32	1,006,862
			TOTAL SWEDEN			3,451,980

THAILAND - 0.9%
THB	90,000,000		Thailand Government International Bond	1.875	06/17/22	2,562,250
			TOTAL THAILAND			2,562,250

TRINIDAD AND TOBAGO - 0.3%
	$925,000	g	Trinidad & Tobago Government International Bond	4.500	08/04/26	893,670
			TOTAL TRINIDAD AND TOBAGO			893,670

TURKEY - 0.6%
	400,000	g	Export Credit Bank of Turkey	5.375	10/24/23	401,313
	1,500,000		Turkey Government International Bond	6.000	03/25/27	1,607,219
			TOTAL TURKEY			2,008,532

UNITED KINGDOM - 7.4%
GBP	2,075,000		United Kingdom Gilt	1.750	07/22/19	2,787,827
	3,860,000		United Kingdom Gilt	1.500	01/22/21	5,229,944
	1,600,000		United Kingdom Gilt	0.500	07/22/22	2,073,251
349

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

GBP	1,580,000	United Kingdom Gilt	4.750%	12/07/30	$2,918,253
	2,025,000	United Kingdom Gilt	4.250	03/07/36	3,731,230
	4,275,000	United Kingdom Gilt	1.500	07/22/47	5,262,132
		TOTAL UNITED KINGDOM			22,002,637

		TOTAL GOVERNMENT BONDS			198,035,375
		(Cost $200,274,078)

		TOTAL BONDS			279,805,096
		(Cost $281,702,215)

SHORT-TERM INVESTMENTS - 7.5%

UNITED STATES - 7.5%
	$22,200,000	Federal Home Loan Bank (FHLB)	0.680	05/01/17	22,200,000
		TOTAL UNITED STATES			22,200,000

		TOTAL SHORT-TERM INVESTMENTS			22,200,000
		(Cost $22,200,000)
		TOTAL INVESTMENTS - 104.6%			307,794,430
		(Cost $309,697,652)
		OTHER ASSETS & LIABILITIES, NET - (4.6)%			(13,531,208)
		NET ASSETS - 100.0%			$294,263,222

Abbreviation(s):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thailand Baht
ZAR	South African Rand
350

TIAA-CREF FUNDS - International Bond Fund

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/17, the aggregate value of these securities amounted to $67,847,443 or 23.1% of net assets.
o	Payment in Kind Bond
z	All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited, which is a 100.0% owned subsidiary of the Fund.
351

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2017

		% OF
SECTOR	VALUE	NET ASSETS
GOVERNMENT	$198,035,375	67.3%
FINANCIALS	18,201,970	6.2
CONSUMER DISCRETIONARY	13,697,295	4.7
ENERGY	9,954,644	3.5
UTILITIES	9,493,037	3.3
INDUSTRIALS	8,086,417	2.7
MATERIALS	6,900,189	2.3
HEALTH CARE	6,580,190	2.2
TELECOMMUNICATION SERVICES	5,250,081	1.8
CONSUMER STAPLES	4,820,437	1.6
INFORMATION TECHNOLOGY	2,455,902	0.8
REAL ESTATE	2,118,893	0.7
SHORT-TERM INVESTMENTS	22,200,000	7.5
OTHER ASSETS & LIABILITIES, NET	(13,531,208)	(4.6)

NET ASSETS	$294,263,222	100.0%
352

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: June 16, 2017	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: June 16, 2017	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: June 16, 2017	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer